UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 09/30/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 11.56%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,074	$10,098
Nov 14	$10,149	$10,170
Dec 14	$10,161	$10,179
Jan 15	$10,393	$10,393
Feb 15	$10,319	$10,295
Mar 15	$10,358	$10,343
Apr 15	$10,314	$10,306
May 15	$10,292	$10,281
Jun 15	$10,175	$10,169
Jul 15	$10,228	$10,240
Aug 15	$10,205	$10,225
Sep 15	$10,266	$10,294
Oct 15	$10,275	$10,296
Nov 15	$10,243	$10,269
Dec 15	$10,207	$10,235
Jan 16	$10,335	$10,376
Feb 16	$10,409	$10,450
Mar 16	$10,495	$10,546
Apr 16	$10,548	$10,586
May 16	$10,537	$10,589
Jun 16	$10,719	$10,779
Jul 16	$10,783	$10,847
Aug 16	$10,760	$10,835
Sep 16	$10,757	$10,829
Oct 16	$10,680	$10,746
Nov 16	$10,461	$10,492
Dec 16	$10,484	$10,506
Jan 17	$10,495	$10,527
Feb 17	$10,573	$10,598
Mar 17	$10,564	$10,592
Apr 17	$10,642	$10,674
May 17	$10,721	$10,756
Jun 17	$10,722	$10,745
Jul 17	$10,758	$10,792
Aug 17	$10,849	$10,888
Sep 17	$10,807	$10,836
Oct 17	$10,809	$10,843
Nov 17	$10,778	$10,829
Dec 17	$10,814	$10,879
Jan 18	$10,724	$10,753
Feb 18	$10,611	$10,651
Mar 18	$10,658	$10,720
Apr 18	$10,590	$10,640
May 18	$10,670	$10,716
Jun 18	$10,648	$10,703
Jul 18	$10,662	$10,705
Aug 18	$10,722	$10,774
Sep 18	$10,645	$10,705
Oct 18	$10,545	$10,620
Nov 18	$10,594	$10,683
Dec 18	$10,761	$10,880
Jan 19	$10,916	$10,995
Feb 19	$10,920	$10,989
Mar 19	$11,137	$11,200
Apr 19	$11,155	$11,203
May 19	$11,337	$11,402
Jun 19	$11,506	$11,545
Jul 19	$11,558	$11,570
Aug 19	$11,833	$11,870
Sep 19	$11,764	$11,807
Oct 19	$11,790	$11,842
Nov 19	$11,790	$11,836
Dec 19	$11,816	$11,828
Jan 20	$12,030	$12,056
Feb 20	$12,229	$12,273
Mar 20	$11,884	$12,200
Apr 20	$12,220	$12,417
May 20	$12,358	$12,475
Jun 20	$12,491	$12,554
Jul 20	$12,704	$12,741
Aug 20	$12,640	$12,638
Sep 20	$12,637	$12,632
Oct 20	$12,609	$12,575
Nov 20	$12,749	$12,698
Dec 20	$12,797	$12,716
Jan 21	$12,714	$12,625
Feb 21	$12,553	$12,443
Mar 21	$12,394	$12,287
Apr 21	$12,486	$12,384
May 21	$12,503	$12,425
Jun 21	$12,622	$12,512
Jul 21	$12,740	$12,652
Aug 21	$12,718	$12,628
Sep 21	$12,632	$12,518
Oct 21	$12,636	$12,515
Nov 21	$12,651	$12,552
Dec 21	$12,617	$12,520
Jan 22	$12,349	$12,250
Feb 22	$12,171	$12,114
Mar 22	$11,826	$11,777
Apr 22	$11,351	$11,330
May 22	$11,410	$11,403
Jun 22	$11,194	$11,224
Jul 22	$11,491	$11,498
Aug 22	$11,190	$11,174
Sep 22	$10,653	$10,691
Oct 22	$10,509	$10,552
Nov 22	$10,932	$10,940
Dec 22	$10,876	$10,891
Jan 23	$11,277	$11,226
Feb 23	$11,001	$10,936
Mar 23	$11,274	$11,214
Apr 23	$11,347	$11,282
May 23	$11,233	$11,159
Jun 23	$11,187	$11,119
Jul 23	$11,168	$11,111
Aug 23	$11,082	$11,040
Sep 23	$10,791	$10,760
Oct 23	$10,596	$10,590
Nov 23	$11,096	$11,069
Dec 23	$11,508	$11,493
Jan 24	$11,505	$11,462
Feb 24	$11,335	$11,300
Mar 24	$11,444	$11,404
Apr 24	$11,165	$11,116
May 24	$11,344	$11,304
Jun 24	$11,454	$11,411
Jul 24	$11,719	$11,678
Aug 24	$11,885	$11,846
Sep 24	$12,039	$12,004

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.56%	0.46%	1.87%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Annual Shareholder Report — September 30, 2024

BFMCX-09/24-AR

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	0.68%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.28%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,679	$10,098
Nov 14	$9,738	$10,170
Dec 14	$9,757	$10,179
Jan 15	$9,965	$10,393
Feb 15	$9,892	$10,295
Mar 15	$9,937	$10,343
Apr 15	$9,892	$10,306
May 15	$9,858	$10,281
Jun 15	$9,744	$10,169
Jul 15	$9,801	$10,240
Aug 15	$9,777	$10,225
Sep 15	$9,833	$10,294
Oct 15	$9,839	$10,296
Nov 15	$9,805	$10,269
Dec 15	$9,768	$10,235
Jan 16	$9,887	$10,376
Feb 16	$9,956	$10,450
Mar 16	$10,034	$10,546
Apr 16	$10,072	$10,586
May 16	$10,058	$10,589
Jun 16	$10,229	$10,779
Jul 16	$10,287	$10,847
Aug 16	$10,273	$10,835
Sep 16	$10,257	$10,829
Oct 16	$10,181	$10,746
Nov 16	$9,970	$10,492
Dec 16	$9,990	$10,506
Jan 17	$10,009	$10,527
Feb 17	$10,081	$10,598
Mar 17	$10,071	$10,592
Apr 17	$10,133	$10,674
May 17	$10,216	$10,756
Jun 17	$10,204	$10,745
Jul 17	$10,247	$10,792
Aug 17	$10,321	$10,888
Sep 17	$10,278	$10,836
Oct 17	$10,279	$10,843
Nov 17	$10,258	$10,829
Dec 17	$10,289	$10,879
Jan 18	$10,191	$10,753
Feb 18	$10,093	$10,651
Mar 18	$10,125	$10,720
Apr 18	$10,058	$10,640
May 18	$10,132	$10,716
Jun 18	$10,109	$10,703
Jul 18	$10,120	$10,705
Aug 18	$10,175	$10,774
Sep 18	$10,100	$10,705
Oct 18	$10,014	$10,620
Nov 18	$10,059	$10,683
Dec 18	$10,214	$10,880
Jan 19	$10,359	$10,995
Feb 19	$10,361	$10,989
Mar 19	$10,564	$11,200
Apr 19	$10,579	$11,203
May 19	$10,738	$11,402
Jun 19	$10,907	$11,545
Jul 19	$10,943	$11,570
Aug 19	$11,211	$11,870
Sep 19	$11,133	$11,807
Oct 19	$11,167	$11,842
Nov 19	$11,165	$11,836
Dec 19	$11,176	$11,828
Jan 20	$11,375	$12,056
Feb 20	$11,561	$12,273
Mar 20	$11,232	$12,200
Apr 20	$11,559	$12,417
May 20	$11,686	$12,475
Jun 20	$11,799	$12,554
Jul 20	$12,008	$12,741
Aug 20	$11,946	$12,638
Sep 20	$11,929	$12,632
Oct 20	$11,912	$12,575
Nov 20	$12,029	$12,698
Dec 20	$12,072	$12,716
Jan 21	$11,991	$12,625
Feb 21	$11,837	$12,443
Mar 21	$11,685	$12,287
Apr 21	$11,770	$12,384
May 21	$11,795	$12,425
Jun 21	$11,892	$12,512
Jul 21	$12,001	$12,652
Aug 21	$11,978	$12,628
Sep 21	$11,895	$12,518
Oct 21	$11,896	$12,515
Nov 21	$11,908	$12,552
Dec 21	$11,873	$12,520
Jan 22	$11,619	$12,250
Feb 22	$11,449	$12,114
Mar 22	$11,135	$11,777
Apr 22	$10,675	$11,330
May 22	$10,727	$11,403
Jun 22	$10,523	$11,224
Jul 22	$10,812	$11,498
Aug 22	$10,514	$11,174
Sep 22	$10,008	$10,691
Oct 22	$9,871	$10,552
Nov 22	$10,266	$10,940
Dec 22	$10,211	$10,891
Jan 23	$10,585	$11,226
Feb 23	$10,325	$10,936
Mar 23	$10,578	$11,214
Apr 23	$10,644	$11,282
May 23	$10,535	$11,159
Jun 23	$10,490	$11,119
Jul 23	$10,483	$11,111
Aug 23	$10,400	$11,040
Sep 23	$10,113	$10,760
Oct 23	$9,928	$10,590
Nov 23	$10,394	$11,069
Dec 23	$10,777	$11,493
Jan 24	$10,772	$11,462
Feb 24	$10,624	$11,300
Mar 24	$10,711	$11,404
Apr 24	$10,448	$11,116
May 24	$10,613	$11,304
Jun 24	$10,714	$11,411
Jul 24	$10,959	$11,678
Aug 24	$11,112	$11,846
Sep 24	$11,253	$12,004

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.28%	0.21%	1.60%
Investor A Shares (with sales charge)...
	6.82	(0.60)	1.19
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Annual Shareholder Report — September 30, 2024

BCBAX-09/24-AR

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$151	1.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 10.49%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,065	$10,098
Nov 14	$10,131	$10,170
Dec 14	$10,144	$10,179
Jan 15	$10,356	$10,393
Feb 15	$10,273	$10,295
Mar 15	$10,303	$10,343
Apr 15	$10,261	$10,306
May 15	$10,218	$10,281
Jun 15	$10,093	$10,169
Jul 15	$10,147	$10,240
Aug 15	$10,114	$10,225
Sep 15	$10,166	$10,294
Oct 15	$10,166	$10,296
Nov 15	$10,124	$10,269
Dec 15	$10,079	$10,235
Jan 16	$10,197	$10,376
Feb 16	$10,251	$10,450
Mar 16	$10,336	$10,546
Apr 16	$10,369	$10,586
May 16	$10,348	$10,589
Jun 16	$10,518	$10,779
Jul 16	$10,571	$10,847
Aug 16	$10,539	$10,835
Sep 16	$10,527	$10,829
Oct 16	$10,442	$10,746
Nov 16	$10,219	$10,492
Dec 16	$10,232	$10,506
Jan 17	$10,245	$10,527
Feb 17	$10,303	$10,598
Mar 17	$10,296	$10,592
Apr 17	$10,353	$10,674
May 17	$10,421	$10,756
Jun 17	$10,414	$10,745
Jul 17	$10,450	$10,792
Aug 17	$10,520	$10,888
Sep 17	$10,469	$10,836
Oct 17	$10,463	$10,843
Nov 17	$10,435	$10,829
Dec 17	$10,461	$10,879
Jan 18	$10,354	$10,753
Feb 18	$10,248	$10,651
Mar 18	$10,273	$10,720
Apr 18	$10,199	$10,640
May 18	$10,268	$10,716
Jun 18	$10,238	$10,703
Jul 18	$10,242	$10,705
Aug 18	$10,292	$10,774
Sep 18	$10,209	$10,705
Oct 18	$10,116	$10,620
Nov 18	$10,155	$10,683
Dec 18	$10,306	$10,880
Jan 19	$10,446	$10,995
Feb 19	$10,442	$10,989
Mar 19	$10,641	$11,200
Apr 19	$10,649	$11,203
May 19	$10,803	$11,402
Jun 19	$10,967	$11,545
Jul 19	$10,996	$11,570
Aug 19	$11,248	$11,870
Sep 19	$11,174	$11,807
Oct 19	$11,200	$11,842
Nov 19	$11,180	$11,836
Dec 19	$11,195	$11,828
Jan 20	$11,388	$12,056
Feb 20	$11,569	$12,273
Mar 20	$11,231	$12,200
Apr 20	$11,540	$12,417
May 20	$11,661	$12,475
Jun 20	$11,778	$12,554
Jul 20	$11,969	$12,741
Aug 20	$11,899	$12,638
Sep 20	$11,886	$12,632
Oct 20	$11,849	$12,575
Nov 20	$11,971	$12,698
Dec 20	$11,994	$12,716
Jan 21	$11,905	$12,625
Feb 21	$11,745	$12,443
Mar 21	$11,598	$12,287
Apr 21	$11,675	$12,384
May 21	$11,680	$12,425
Jun 21	$11,782	$12,512
Jul 21	$11,871	$12,652
Aug 21	$11,852	$12,628
Sep 21	$11,750	$12,518
Oct 21	$11,744	$12,515
Nov 21	$11,760	$12,552
Dec 21	$11,719	$12,520
Jan 22	$11,459	$12,250
Feb 22	$11,284	$12,114
Mar 22	$10,954	$11,777
Apr 22	$10,504	$11,330
May 22	$10,549	$11,403
Jun 22	$10,341	$11,224
Jul 22	$10,608	$11,498
Aug 22	$10,320	$11,174
Sep 22	$9,814	$10,691
Oct 22	$9,680	$10,552
Nov 22	$10,067	$10,940
Dec 22	$10,013	$10,891
Jan 23	$10,380	$11,226
Feb 23	$10,124	$10,936
Mar 23	$10,373	$11,214
Apr 23	$10,438	$11,282
May 23	$10,331	$11,159
Jun 23	$10,287	$11,119
Jul 23	$10,279	$11,111
Aug 23	$10,198	$11,040
Sep 23	$9,917	$10,760
Oct 23	$9,736	$10,590
Nov 23	$10,193	$11,069
Dec 23	$10,568	$11,493
Jan 24	$10,563	$11,462
Feb 24	$10,418	$11,300
Mar 24	$10,503	$11,404
Apr 24	$10,245	$11,116
May 24	$10,408	$11,304
Jun 24	$10,506	$11,411
Jul 24	$10,747	$11,678
Aug 24	$10,897	$11,846
Sep 24	$11,035	$12,004

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.49%	(0.54)%	0.99%
Investor C Shares (with sales charge)...
	9.49	(0.54)	0.99
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Annual Shareholder Report — September 30, 2024

BCBCX-09/24-AR

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.38%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 11.73%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,086	$10,098
Nov 14	$10,150	$10,170
Dec 14	$10,173	$10,179
Jan 15	$10,405	$10,393
Feb 15	$10,321	$10,295
Mar 15	$10,371	$10,343
Apr 15	$10,328	$10,306
May 15	$10,296	$10,281
Jun 15	$10,190	$10,169
Jul 15	$10,243	$10,240
Aug 15	$10,221	$10,225
Sep 15	$10,283	$10,294
Oct 15	$10,292	$10,296
Nov 15	$10,260	$10,269
Dec 15	$10,225	$10,235
Jan 16	$10,353	$10,376
Feb 16	$10,428	$10,450
Mar 16	$10,513	$10,546
Apr 16	$10,556	$10,586
May 16	$10,556	$10,589
Jun 16	$10,739	$10,779
Jul 16	$10,803	$10,847
Aug 16	$10,781	$10,835
Sep 16	$10,779	$10,829
Oct 16	$10,691	$10,746
Nov 16	$10,484	$10,492
Dec 16	$10,507	$10,506
Jan 17	$10,519	$10,527
Feb 17	$10,597	$10,598
Mar 17	$10,589	$10,592
Apr 17	$10,656	$10,674
May 17	$10,747	$10,756
Jun 17	$10,737	$10,745
Jul 17	$10,784	$10,792
Aug 17	$10,866	$10,888
Sep 17	$10,834	$10,836
Oct 17	$10,826	$10,843
Nov 17	$10,807	$10,829
Dec 17	$10,843	$10,879
Jan 18	$10,754	$10,753
Feb 18	$10,642	$10,651
Mar 18	$10,689	$10,720
Apr 18	$10,622	$10,640
May 18	$10,702	$10,716
Jun 18	$10,681	$10,703
Jul 18	$10,683	$10,705
Aug 18	$10,756	$10,774
Sep 18	$10,679	$10,705
Oct 18	$10,580	$10,620
Nov 18	$10,630	$10,683
Dec 18	$10,796	$10,880
Jan 19	$10,953	$10,995
Feb 19	$10,957	$10,989
Mar 19	$11,174	$11,200
Apr 19	$11,193	$11,203
May 19	$11,376	$11,402
Jun 19	$11,546	$11,545
Jul 19	$11,598	$11,570
Aug 19	$11,873	$11,870
Sep 19	$11,805	$11,807
Oct 19	$11,832	$11,842
Nov 19	$11,832	$11,836
Dec 19	$11,859	$11,828
Jan 20	$12,073	$12,056
Feb 20	$12,273	$12,273
Mar 20	$11,928	$12,200
Apr 20	$12,265	$12,417
May 20	$12,404	$12,475
Jun 20	$12,538	$12,554
Jul 20	$12,751	$12,741
Aug 20	$12,688	$12,638
Sep 20	$12,686	$12,632
Oct 20	$12,658	$12,575
Nov 20	$12,798	$12,698
Dec 20	$12,847	$12,716
Jan 21	$12,765	$12,625
Feb 21	$12,604	$12,443
Mar 21	$12,445	$12,287
Apr 21	$12,538	$12,384
May 21	$12,556	$12,425
Jun 21	$12,675	$12,512
Jul 21	$12,794	$12,652
Aug 21	$12,773	$12,628
Sep 21	$12,688	$12,518
Oct 21	$12,692	$12,515
Nov 21	$12,708	$12,552
Dec 21	$12,674	$12,520
Jan 22	$12,407	$12,250
Feb 22	$12,228	$12,114
Mar 22	$11,884	$11,777
Apr 22	$11,396	$11,330
May 22	$11,468	$11,403
Jun 22	$11,252	$11,224
Jul 22	$11,551	$11,498
Aug 22	$11,250	$11,174
Sep 22	$10,699	$10,691
Oct 22	$10,568	$10,552
Nov 22	$10,992	$10,940
Dec 22	$10,924	$10,891
Jan 23	$11,340	$11,226
Feb 23	$11,050	$10,936
Mar 23	$11,338	$11,214
Apr 23	$11,411	$11,282
May 23	$11,284	$11,159
Jun 23	$11,252	$11,119
Jul 23	$11,234	$11,111
Aug 23	$11,148	$11,040
Sep 23	$10,843	$10,760
Oct 23	$10,649	$10,590
Nov 23	$11,150	$11,069
Dec 23	$11,564	$11,493
Jan 24	$11,561	$11,462
Feb 24	$11,406	$11,300
Mar 24	$11,515	$11,404
Apr 24	$11,222	$11,116
May 24	$11,417	$11,304
Jun 24	$11,513	$11,411
Jul 24	$11,794	$11,678
Aug 24	$11,961	$11,846
Sep 24	$12,115	$12,004

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	11.73%	0.52%	1.94%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Annual Shareholder Report — September 30, 2024

CCBBX-09/24-AR

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99	0.93%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.13%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,080	$10,098
Nov 14	$10,139	$10,170
Dec 14	$10,156	$10,179
Jan 15	$10,382	$10,393
Feb 15	$10,293	$10,295
Mar 15	$10,337	$10,343
Apr 15	$10,289	$10,306
May 15	$10,252	$10,281
Jun 15	$10,141	$10,169
Jul 15	$10,188	$10,240
Aug 15	$10,161	$10,225
Sep 15	$10,217	$10,294
Oct 15	$10,221	$10,296
Nov 15	$10,183	$10,269
Dec 15	$10,143	$10,235
Jan 16	$10,265	$10,376
Feb 16	$10,334	$10,450
Mar 16	$10,413	$10,546
Apr 16	$10,450	$10,586
May 16	$10,444	$10,589
Jun 16	$10,620	$10,779
Jul 16	$10,677	$10,847
Aug 16	$10,650	$10,835
Sep 16	$10,642	$10,829
Oct 16	$10,561	$10,746
Nov 16	$10,340	$10,492
Dec 16	$10,358	$10,506
Jan 17	$10,365	$10,527
Feb 17	$10,438	$10,598
Mar 17	$10,425	$10,592
Apr 17	$10,487	$10,674
May 17	$10,571	$10,756
Jun 17	$10,557	$10,745
Jul 17	$10,598	$10,792
Aug 17	$10,673	$10,888
Sep 17	$10,637	$10,836
Oct 17	$10,625	$10,843
Nov 17	$10,601	$10,829
Dec 17	$10,631	$10,879
Jan 18	$10,539	$10,753
Feb 18	$10,424	$10,651
Mar 18	$10,466	$10,720
Apr 18	$10,395	$10,640
May 18	$10,469	$10,716
Jun 18	$10,443	$10,703
Jul 18	$10,441	$10,705
Aug 18	$10,507	$10,774
Sep 18	$10,427	$10,705
Oct 18	$10,325	$10,620
Nov 18	$10,369	$10,683
Dec 18	$10,527	$10,880
Jan 19	$10,675	$10,995
Feb 19	$10,675	$10,989
Mar 19	$10,881	$11,200
Apr 19	$10,895	$11,203
May 19	$11,067	$11,402
Jun 19	$11,228	$11,545
Jul 19	$11,274	$11,570
Aug 19	$11,536	$11,870
Sep 19	$11,465	$11,807
Oct 19	$11,485	$11,842
Nov 19	$11,481	$11,836
Dec 19	$11,501	$11,828
Jan 20	$11,704	$12,056
Feb 20	$11,893	$12,273
Mar 20	$11,553	$12,200
Apr 20	$11,874	$12,417
May 20	$12,002	$12,475
Jun 20	$12,127	$12,554
Jul 20	$12,328	$12,741
Aug 20	$12,261	$12,638
Sep 20	$12,253	$12,632
Oct 20	$12,221	$12,575
Nov 20	$12,351	$12,698
Dec 20	$12,392	$12,716
Jan 21	$12,295	$12,625
Feb 21	$12,134	$12,443
Mar 21	$11,976	$12,287
Apr 21	$12,072	$12,384
May 21	$12,083	$12,425
Jun 21	$12,193	$12,512
Jul 21	$12,290	$12,652
Aug 21	$12,275	$12,628
Sep 21	$12,176	$12,518
Oct 21	$12,174	$12,515
Nov 21	$12,196	$12,552
Dec 21	$12,158	$12,520
Jan 22	$11,883	$12,250
Feb 22	$11,707	$12,114
Mar 22	$11,383	$11,777
Apr 22	$10,910	$11,330
May 22	$10,974	$11,403
Jun 22	$10,763	$11,224
Jul 22	$11,044	$11,498
Aug 22	$10,738	$11,174
Sep 22	$10,218	$10,691
Oct 22	$10,089	$10,552
Nov 22	$10,477	$10,940
Dec 22	$10,419	$10,891
Jan 23	$10,799	$11,226
Feb 23	$10,531	$10,936
Mar 23	$10,799	$11,214
Apr 23	$10,852	$11,282
May 23	$10,739	$11,159
Jun 23	$10,691	$11,119
Jul 23	$10,681	$11,111
Aug 23	$10,594	$11,040
Sep 23	$10,300	$10,760
Oct 23	$10,109	$10,590
Nov 23	$10,582	$11,069
Dec 23	$10,969	$11,493
Jan 24	$10,962	$11,462
Feb 24	$10,809	$11,300
Mar 24	$10,895	$11,404
Apr 24	$10,625	$11,116
May 24	$10,805	$11,304
Jun 24	$10,891	$11,411
Jul 24	$11,152	$11,678
Aug 24	$11,305	$11,846
Sep 24	$11,446	$12,004

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	11.13%	(0.03)%	1.36%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Annual Shareholder Report — September 30, 2024

BCBRX-09/24-AR

BlackRock GNMA Portfolio

Institutional Shares | BGNIX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 11.99%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,093	$10,098	$10,098
Nov 14	$10,144	$10,170	$10,151
Dec 14	$10,155	$10,179	$10,160
Jan 15	$10,195	$10,393	$10,206
Feb 15	$10,195	$10,295	$10,195
Mar 15	$10,214	$10,343	$10,236
Apr 15	$10,251	$10,306	$10,257
May 15	$10,236	$10,281	$10,246
Jun 15	$10,172	$10,169	$10,172
Jul 15	$10,204	$10,240	$10,230
Aug 15	$10,196	$10,225	$10,227
Sep 15	$10,245	$10,294	$10,285
Oct 15	$10,270	$10,296	$10,303
Nov 15	$10,265	$10,269	$10,295
Dec 15	$10,270	$10,235	$10,302
Jan 16	$10,379	$10,376	$10,421
Feb 16	$10,414	$10,450	$10,455
Mar 16	$10,439	$10,546	$10,482
Apr 16	$10,465	$10,586	$10,494
May 16	$10,479	$10,589	$10,507
Jun 16	$10,544	$10,779	$10,576
Jul 16	$10,559	$10,847	$10,599
Aug 16	$10,584	$10,835	$10,616
Sep 16	$10,608	$10,829	$10,643
Oct 16	$10,589	$10,746	$10,629
Nov 16	$10,442	$10,492	$10,464
Dec 16	$10,434	$10,506	$10,462
Jan 17	$10,417	$10,527	$10,450
Feb 17	$10,475	$10,598	$10,496
Mar 17	$10,455	$10,592	$10,492
Apr 17	$10,512	$10,674	$10,543
May 17	$10,561	$10,756	$10,608
Jun 17	$10,502	$10,745	$10,555
Jul 17	$10,543	$10,792	$10,602
Aug 17	$10,608	$10,888	$10,665
Sep 17	$10,609	$10,836	$10,654
Oct 17	$10,595	$10,843	$10,649
Nov 17	$10,567	$10,829	$10,633
Dec 17	$10,567	$10,879	$10,657
Jan 18	$10,451	$10,753	$10,540
Feb 18	$10,380	$10,651	$10,454
Mar 18	$10,431	$10,720	$10,521
Apr 18	$10,394	$10,640	$10,478
May 18	$10,471	$10,716	$10,557
Jun 18	$10,468	$10,703	$10,566
Jul 18	$10,466	$10,705	$10,566
Aug 18	$10,533	$10,774	$10,622
Sep 18	$10,464	$10,705	$10,560
Oct 18	$10,371	$10,620	$10,481
Nov 18	$10,472	$10,683	$10,572
Dec 18	$10,616	$10,880	$10,766
Jan 19	$10,717	$10,995	$10,854
Feb 19	$10,714	$10,989	$10,847
Mar 19	$10,840	$11,200	$10,991
Apr 19	$10,840	$11,203	$10,981
May 19	$10,967	$11,402	$11,118
Jun 19	$11,093	$11,545	$11,208
Jul 19	$11,148	$11,570	$11,243
Aug 19	$11,237	$11,870	$11,334
Sep 19	$11,255	$11,807	$11,335
Oct 19	$11,296	$11,842	$11,383
Nov 19	$11,291	$11,836	$11,381
Dec 19	$11,303	$11,828	$11,396
Jan 20	$11,334	$12,056	$11,451
Feb 20	$11,415	$12,273	$11,555
Mar 20	$11,520	$12,200	$11,742
Apr 20	$11,665	$12,417	$11,813
May 20	$11,698	$12,475	$11,826
Jun 20	$11,697	$12,554	$11,810
Jul 20	$11,694	$12,741	$11,781
Aug 20	$11,708	$12,638	$11,774
Sep 20	$11,689	$12,632	$11,773
Oct 20	$11,727	$12,575	$11,774
Nov 20	$11,753	$12,698	$11,794
Dec 20	$11,776	$12,716	$11,815
Jan 21	$11,801	$12,625	$11,795
Feb 21	$11,772	$12,443	$11,728
Mar 21	$11,741	$12,287	$11,700
Apr 21	$11,786	$12,384	$11,741
May 21	$11,728	$12,425	$11,702
Jun 21	$11,710	$12,512	$11,698
Jul 21	$11,737	$12,652	$11,733
Aug 21	$11,738	$12,628	$11,722
Sep 21	$11,744	$12,518	$11,698
Oct 21	$11,686	$12,515	$11,660
Nov 21	$11,663	$12,552	$11,655
Dec 21	$11,641	$12,520	$11,644
Jan 22	$11,490	$12,250	$11,503
Feb 22	$11,404	$12,114	$11,437
Mar 22	$11,080	$11,777	$11,161
Apr 22	$10,656	$11,330	$10,800
May 22	$10,806	$11,403	$10,924
Jun 22	$10,603	$11,224	$10,727
Jul 22	$10,960	$11,498	$11,073
Aug 22	$10,615	$11,174	$10,728
Sep 22	$10,025	$10,691	$10,178
Oct 22	$9,897	$10,552	$10,093
Nov 22	$10,320	$10,940	$10,471
Dec 22	$10,180	$10,891	$10,391
Jan 23	$10,515	$11,226	$10,733
Feb 23	$10,271	$10,936	$10,464
Mar 23	$10,466	$11,214	$10,661
Apr 23	$10,519	$11,282	$10,722
May 23	$10,429	$11,159	$10,639
Jun 23	$10,377	$11,119	$10,607
Jul 23	$10,381	$11,111	$10,610
Aug 23	$10,309	$11,040	$10,533
Sep 23	$9,984	$10,760	$10,207
Oct 23	$9,792	$10,590	$10,012
Nov 23	$10,288	$11,069	$10,513
Dec 23	$10,705	$11,493	$10,953
Jan 24	$10,669	$11,462	$10,900
Feb 24	$10,525	$11,300	$10,723
Mar 24	$10,623	$11,404	$10,837
Apr 24	$10,322	$11,116	$10,545
May 24	$10,509	$11,304	$10,732
Jun 24	$10,611	$11,411	$10,842
Jul 24	$10,876	$11,678	$11,105
Aug 24	$11,062	$11,846	$11,271
Sep 24	$11,180	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.99%	(0.13)%	1.12%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock GNMA Portfolio

Institutional Shares | BGNIX

Annual Shareholder Report — September 30, 2024

BGNIX-09/24-AR

BlackRock GNMA Portfolio

Investor A Shares | BGPAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	0.68%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.68%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$9,686	$10,098	$10,098
Nov 14	$9,742	$10,170	$10,151
Dec 14	$9,748	$10,179	$10,160
Jan 15	$9,784	$10,393	$10,206
Feb 15	$9,771	$10,295	$10,195
Mar 15	$9,796	$10,343	$10,236
Apr 15	$9,818	$10,306	$10,257
May 15	$9,802	$10,281	$10,246
Jun 15	$9,748	$10,169	$10,172
Jul 15	$9,766	$10,240	$10,230
Aug 15	$9,756	$10,225	$10,227
Sep 15	$9,800	$10,294	$10,285
Oct 15	$9,821	$10,296	$10,303
Nov 15	$9,814	$10,269	$10,295
Dec 15	$9,815	$10,235	$10,302
Jan 16	$9,916	$10,376	$10,421
Feb 16	$9,947	$10,450	$10,455
Mar 16	$9,968	$10,546	$10,482
Apr 16	$9,990	$10,586	$10,494
May 16	$10,000	$10,589	$10,507
Jun 16	$10,060	$10,779	$10,576
Jul 16	$10,082	$10,847	$10,599
Aug 16	$10,092	$10,835	$10,616
Sep 16	$10,112	$10,829	$10,643
Oct 16	$10,092	$10,746	$10,629
Nov 16	$9,950	$10,492	$10,464
Dec 16	$9,941	$10,506	$10,462
Jan 17	$9,923	$10,527	$10,450
Feb 17	$9,976	$10,598	$10,496
Mar 17	$9,955	$10,592	$10,492
Apr 17	$10,007	$10,674	$10,543
May 17	$10,051	$10,756	$10,608
Jun 17	$9,993	$10,745	$10,555
Jul 17	$10,030	$10,792	$10,602
Aug 17	$10,090	$10,888	$10,665
Sep 17	$10,089	$10,836	$10,654
Oct 17	$10,074	$10,843	$10,649
Nov 17	$10,046	$10,829	$10,633
Dec 17	$10,044	$10,879	$10,657
Jan 18	$9,931	$10,753	$10,540
Feb 18	$9,863	$10,651	$10,454
Mar 18	$9,898	$10,720	$10,521
Apr 18	$9,872	$10,640	$10,478
May 18	$9,942	$10,716	$10,557
Jun 18	$9,938	$10,703	$10,566
Jul 18	$9,934	$10,705	$10,566
Aug 18	$9,996	$10,774	$10,622
Sep 18	$9,929	$10,705	$10,560
Oct 18	$9,839	$10,620	$10,481
Nov 18	$9,932	$10,683	$10,572
Dec 18	$10,067	$10,880	$10,766
Jan 19	$10,159	$10,995	$10,854
Feb 19	$10,155	$10,989	$10,847
Mar 19	$10,272	$11,200	$10,991
Apr 19	$10,269	$11,203	$10,981
May 19	$10,387	$11,402	$11,118
Jun 19	$10,504	$11,545	$11,208
Jul 19	$10,554	$11,570	$11,243
Aug 19	$10,636	$11,870	$11,334
Sep 19	$10,650	$11,807	$11,335
Oct 19	$10,688	$11,842	$11,383
Nov 19	$10,680	$11,836	$11,381
Dec 19	$10,689	$11,828	$11,396
Jan 20	$10,716	$12,056	$11,451
Feb 20	$10,791	$12,273	$11,555
Mar 20	$10,888	$12,200	$11,742
Apr 20	$11,022	$12,417	$11,813
May 20	$11,051	$12,475	$11,826
Jun 20	$11,048	$12,554	$11,810
Jul 20	$11,043	$12,741	$11,781
Aug 20	$11,054	$12,638	$11,774
Sep 20	$11,034	$12,632	$11,773
Oct 20	$11,067	$12,575	$11,774
Nov 20	$11,090	$12,698	$11,794
Dec 20	$11,109	$12,716	$11,815
Jan 21	$11,130	$12,625	$11,795
Feb 21	$11,100	$12,443	$11,728
Mar 21	$11,070	$12,287	$11,700
Apr 21	$11,110	$12,384	$11,741
May 21	$11,053	$12,425	$11,702
Jun 21	$11,033	$12,512	$11,698
Jul 21	$11,057	$12,652	$11,733
Aug 21	$11,056	$12,628	$11,722
Sep 21	$11,059	$12,518	$11,698
Oct 21	$11,002	$12,515	$11,660
Nov 21	$10,978	$12,552	$11,655
Dec 21	$10,956	$12,520	$11,644
Jan 22	$10,812	$12,250	$11,503
Feb 22	$10,729	$12,114	$11,437
Mar 22	$10,423	$11,777	$11,161
Apr 22	$10,024	$11,330	$10,800
May 22	$10,163	$11,403	$10,924
Jun 22	$9,971	$11,224	$10,727
Jul 22	$10,291	$11,498	$11,073
Aug 22	$9,978	$11,174	$10,728
Sep 22	$9,413	$10,691	$10,178
Oct 22	$9,290	$10,552	$10,093
Nov 22	$9,685	$10,940	$10,471
Dec 22	$9,564	$10,891	$10,391
Jan 23	$9,863	$11,226	$10,733
Feb 23	$9,633	$10,936	$10,464
Mar 23	$9,814	$11,214	$10,661
Apr 23	$9,861	$11,282	$10,722
May 23	$9,787	$11,159	$10,639
Jun 23	$9,725	$11,119	$10,607
Jul 23	$9,726	$11,111	$10,610
Aug 23	$9,657	$11,040	$10,533
Sep 23	$9,352	$10,760	$10,207
Oct 23	$9,171	$10,590	$10,012
Nov 23	$9,632	$11,069	$10,513
Dec 23	$10,031	$11,493	$10,953
Jan 24	$9,995	$11,462	$10,900
Feb 24	$9,847	$11,300	$10,723
Mar 24	$9,937	$11,404	$10,837
Apr 24	$9,654	$11,116	$10,545
May 24	$9,826	$11,304	$10,732
Jun 24	$9,920	$11,411	$10,842
Jul 24	$10,164	$11,678	$11,105
Aug 24	$10,336	$11,846	$11,271
Sep 24	$10,443	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.68%	(0.39)%	0.85%
Investor A Shares (with sales charge)...
	7.21	(1.20)	0.43
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock GNMA Portfolio

Investor A Shares | BGPAX

Annual Shareholder Report — September 30, 2024

BGPAX-09/24-AR

BlackRock GNMA Portfolio

Investor C Shares | BGPCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$150	1.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 10.88%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,083	$10,098	$10,098
Nov 14	$10,125	$10,170	$10,151
Dec 14	$10,126	$10,179	$10,160
Jan 15	$10,157	$10,393	$10,206
Feb 15	$10,148	$10,295	$10,195
Mar 15	$10,157	$10,343	$10,236
Apr 15	$10,174	$10,306	$10,257
May 15	$10,161	$10,281	$10,246
Jun 15	$10,087	$10,169	$10,172
Jul 15	$10,110	$10,240	$10,230
Aug 15	$10,083	$10,225	$10,227
Sep 15	$10,132	$10,294	$10,285
Oct 15	$10,148	$10,296	$10,303
Nov 15	$10,133	$10,269	$10,295
Dec 15	$10,118	$10,235	$10,302
Jan 16	$10,216	$10,376	$10,421
Feb 16	$10,242	$10,450	$10,455
Mar 16	$10,267	$10,546	$10,482
Apr 16	$10,273	$10,586	$10,494
May 16	$10,287	$10,589	$10,507
Jun 16	$10,343	$10,779	$10,576
Jul 16	$10,347	$10,847	$10,599
Aug 16	$10,351	$10,835	$10,616
Sep 16	$10,366	$10,829	$10,643
Oct 16	$10,349	$10,746	$10,629
Nov 16	$10,196	$10,492	$10,464
Dec 16	$10,170	$10,506	$10,462
Jan 17	$10,155	$10,527	$10,450
Feb 17	$10,194	$10,598	$10,496
Mar 17	$10,176	$10,592	$10,492
Apr 17	$10,213	$10,674	$10,543
May 17	$10,262	$10,756	$10,608
Jun 17	$10,185	$10,745	$10,555
Jul 17	$10,227	$10,792	$10,602
Aug 17	$10,282	$10,888	$10,665
Sep 17	$10,263	$10,836	$10,654
Oct 17	$10,252	$10,843	$10,649
Nov 17	$10,217	$10,829	$10,633
Dec 17	$10,208	$10,879	$10,657
Jan 18	$10,076	$10,753	$10,540
Feb 18	$10,001	$10,651	$10,454
Mar 18	$10,041	$10,720	$10,521
Apr 18	$10,008	$10,640	$10,478
May 18	$10,062	$10,716	$10,557
Jun 18	$10,063	$10,703	$10,566
Jul 18	$10,052	$10,705	$10,566
Aug 18	$10,108	$10,774	$10,622
Sep 18	$10,034	$10,705	$10,560
Oct 18	$9,936	$10,620	$10,481
Nov 18	$10,024	$10,683	$10,572
Dec 18	$10,154	$10,880	$10,766
Jan 19	$10,231	$10,995	$10,854
Feb 19	$10,231	$10,989	$10,847
Mar 19	$10,343	$11,200	$10,991
Apr 19	$10,334	$11,203	$10,981
May 19	$10,446	$11,402	$11,118
Jun 19	$10,558	$11,545	$11,208
Jul 19	$10,589	$11,570	$11,243
Aug 19	$10,665	$11,870	$11,334
Sep 19	$10,685	$11,807	$11,335
Oct 19	$10,704	$11,842	$11,383
Nov 19	$10,701	$11,836	$11,381
Dec 19	$10,703	$11,828	$11,396
Jan 20	$10,724	$12,056	$11,451
Feb 20	$10,780	$12,273	$11,555
Mar 20	$10,882	$12,200	$11,742
Apr 20	$11,010	$12,417	$11,813
May 20	$11,032	$12,475	$11,826
Jun 20	$11,022	$12,554	$11,810
Jul 20	$10,998	$12,741	$11,781
Aug 20	$11,003	$12,638	$11,774
Sep 20	$10,987	$12,632	$11,773
Oct 20	$11,001	$12,575	$11,774
Nov 20	$11,029	$12,698	$11,794
Dec 20	$11,041	$12,716	$11,815
Jan 21	$11,055	$12,625	$11,795
Feb 21	$11,019	$12,443	$11,728
Mar 21	$10,981	$12,287	$11,700
Apr 21	$11,014	$12,384	$11,741
May 21	$10,951	$12,425	$11,702
Jun 21	$10,924	$12,512	$11,698
Jul 21	$10,940	$12,652	$11,733
Aug 21	$10,932	$12,628	$11,722
Sep 21	$10,929	$12,518	$11,698
Oct 21	$10,865	$12,515	$11,660
Nov 21	$10,835	$12,552	$11,655
Dec 21	$10,806	$12,520	$11,644
Jan 22	$10,656	$12,250	$11,503
Feb 22	$10,568	$12,114	$11,437
Mar 22	$10,259	$11,777	$11,161
Apr 22	$9,859	$11,330	$10,800
May 22	$9,989	$11,403	$10,924
Jun 22	$9,794	$11,224	$10,727
Jul 22	$10,103	$11,498	$11,073
Aug 22	$9,788	$11,174	$10,728
Sep 22	$9,225	$10,691	$10,178
Oct 22	$9,105	$10,552	$10,093
Nov 22	$9,491	$10,940	$10,471
Dec 22	$9,373	$10,891	$10,391
Jan 23	$9,666	$11,226	$10,733
Feb 23	$9,440	$10,936	$10,464
Mar 23	$9,618	$11,214	$10,661
Apr 23	$9,664	$11,282	$10,722
May 23	$9,591	$11,159	$10,639
Jun 23	$9,530	$11,119	$10,607
Jul 23	$9,532	$11,111	$10,610
Aug 23	$9,464	$11,040	$10,533
Sep 23	$9,165	$10,760	$10,207
Oct 23	$8,988	$10,590	$10,012
Nov 23	$9,440	$11,069	$10,513
Dec 23	$9,831	$11,493	$10,953
Jan 24	$9,796	$11,462	$10,900
Feb 24	$9,650	$11,300	$10,723
Mar 24	$9,738	$11,404	$10,837
Apr 24	$9,462	$11,116	$10,545
May 24	$9,630	$11,304	$10,732
Jun 24	$9,722	$11,411	$10,842
Jul 24	$9,961	$11,678	$11,105
Aug 24	$10,129	$11,846	$11,271
Sep 24	$10,235	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.88%	(1.12)%	0.23%
Investor C Shares (with sales charge)...
	9.88	(1.12)	0.23
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock GNMA Portfolio

Investor C Shares | BGPCX

Annual Shareholder Report — September 30, 2024

BGPCX-09/24-AR

BlackRock GNMA Portfolio

Class K Shares | BBGPX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.38%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.07%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,104	$10,098	$10,098
Nov 14	$10,156	$10,170	$10,151
Dec 14	$10,166	$10,179	$10,160
Jan 15	$10,207	$10,393	$10,206
Feb 15	$10,207	$10,295	$10,195
Mar 15	$10,226	$10,343	$10,236
Apr 15	$10,253	$10,306	$10,257
May 15	$10,249	$10,281	$10,246
Jun 15	$10,184	$10,169	$10,172
Jul 15	$10,217	$10,240	$10,230
Aug 15	$10,199	$10,225	$10,227
Sep 15	$10,258	$10,294	$10,285
Oct 15	$10,284	$10,296	$10,303
Nov 15	$10,279	$10,269	$10,295
Dec 15	$10,273	$10,235	$10,302
Jan 16	$10,383	$10,376	$10,421
Feb 16	$10,419	$10,450	$10,455
Mar 16	$10,455	$10,546	$10,482
Apr 16	$10,470	$10,586	$10,494
May 16	$10,495	$10,589	$10,507
Jun 16	$10,561	$10,779	$10,576
Jul 16	$10,576	$10,847	$10,599
Aug 16	$10,590	$10,835	$10,616
Sep 16	$10,614	$10,829	$10,643
Oct 16	$10,606	$10,746	$10,629
Nov 16	$10,459	$10,492	$10,464
Dec 16	$10,441	$10,506	$10,462
Jan 17	$10,435	$10,527	$10,450
Feb 17	$10,483	$10,598	$10,496
Mar 17	$10,474	$10,592	$10,492
Apr 17	$10,532	$10,674	$10,543
May 17	$10,581	$10,756	$10,608
Jun 17	$10,511	$10,745	$10,555
Jul 17	$10,563	$10,792	$10,602
Aug 17	$10,629	$10,888	$10,665
Sep 17	$10,619	$10,836	$10,654
Oct 17	$10,617	$10,843	$10,649
Nov 17	$10,590	$10,829	$10,633
Dec 17	$10,590	$10,879	$10,657
Jan 18	$10,473	$10,753	$10,540
Feb 18	$10,391	$10,651	$10,454
Mar 18	$10,443	$10,720	$10,521
Apr 18	$10,417	$10,640	$10,478
May 18	$10,494	$10,716	$10,557
Jun 18	$10,492	$10,703	$10,566
Jul 18	$10,490	$10,705	$10,566
Aug 18	$10,558	$10,774	$10,622
Sep 18	$10,489	$10,705	$10,560
Oct 18	$10,396	$10,620	$10,481
Nov 18	$10,498	$10,683	$10,572
Dec 18	$10,643	$10,880	$10,766
Jan 19	$10,745	$10,995	$10,854
Feb 19	$10,742	$10,989	$10,847
Mar 19	$10,869	$11,200	$10,991
Apr 19	$10,869	$11,203	$10,981
May 19	$10,997	$11,402	$11,118
Jun 19	$11,125	$11,545	$11,208
Jul 19	$11,180	$11,570	$11,243
Aug 19	$11,258	$11,870	$11,334
Sep 19	$11,288	$11,807	$11,335
Oct 19	$11,319	$11,842	$11,383
Nov 19	$11,325	$11,836	$11,381
Dec 19	$11,338	$11,828	$11,396
Jan 20	$11,369	$12,056	$11,451
Feb 20	$11,451	$12,273	$11,555
Mar 20	$11,558	$12,200	$11,742
Apr 20	$11,704	$12,417	$11,813
May 20	$11,737	$12,475	$11,826
Jun 20	$11,737	$12,554	$11,810
Jul 20	$11,722	$12,741	$11,781
Aug 20	$11,737	$12,638	$11,774
Sep 20	$11,730	$12,632	$11,773
Oct 20	$11,769	$12,575	$11,774
Nov 20	$11,795	$12,698	$11,794
Dec 20	$11,819	$12,716	$11,815
Jan 21	$11,844	$12,625	$11,795
Feb 21	$11,815	$12,443	$11,728
Mar 21	$11,785	$12,287	$11,700
Apr 21	$11,831	$12,384	$11,741
May 21	$11,773	$12,425	$11,702
Jun 21	$11,755	$12,512	$11,698
Jul 21	$11,783	$12,652	$11,733
Aug 21	$11,784	$12,628	$11,722
Sep 21	$11,791	$12,518	$11,698
Oct 21	$11,732	$12,515	$11,660
Nov 21	$11,710	$12,552	$11,655
Dec 21	$11,688	$12,520	$11,644
Jan 22	$11,536	$12,250	$11,503
Feb 22	$11,450	$12,114	$11,437
Mar 22	$11,124	$11,777	$11,161
Apr 22	$10,710	$11,330	$10,800
May 22	$10,849	$11,403	$10,924
Jun 22	$10,645	$11,224	$10,727
Jul 22	$11,005	$11,498	$11,073
Aug 22	$10,670	$11,174	$10,728
Sep 22	$10,064	$10,691	$10,178
Oct 22	$9,947	$10,552	$10,093
Nov 22	$10,362	$10,940	$10,471
Dec 22	$10,234	$10,891	$10,391
Jan 23	$10,558	$11,226	$10,733
Feb 23	$10,313	$10,936	$10,464
Mar 23	$10,510	$11,214	$10,661
Apr 23	$10,563	$11,282	$10,722
May 23	$10,486	$11,159	$10,639
Jun 23	$10,422	$11,119	$10,607
Jul 23	$10,426	$11,111	$10,610
Aug 23	$10,353	$11,040	$10,533
Sep 23	$10,026	$10,760	$10,207
Oct 23	$9,846	$10,590	$10,012
Nov 23	$10,333	$11,069	$10,513
Dec 23	$10,768	$11,493	$10,953
Jan 24	$10,731	$11,462	$10,900
Feb 24	$10,586	$11,300	$10,723
Mar 24	$10,672	$11,404	$10,837
Apr 24	$10,383	$11,116	$10,545
May 24	$10,571	$11,304	$10,732
Jun 24	$10,675	$11,411	$10,842
Jul 24	$10,928	$11,678	$11,105
Aug 24	$11,117	$11,846	$11,271
Sep 24	$11,236	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.07%	(0.09)%	1.17%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock GNMA Portfolio

Class K Shares | BBGPX

Annual Shareholder Report — September 30, 2024

BBGPX-09/24-AR

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.57%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 15.65.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,097	$10,098	$10,119
Nov 14	$10,107	$10,152	$10,045
Dec 14	$9,926	$10,134	$9,900
Jan 15	$9,942	$10,327	$9,965
Feb 15	$10,182	$10,267	$10,206
Mar 15	$10,124	$10,309	$10,150
Apr 15	$10,257	$10,297	$10,273
May 15	$10,302	$10,279	$10,304
Jun 15	$10,154	$10,164	$10,150
Jul 15	$10,163	$10,224	$10,092
Aug 15	$10,014	$10,194	$9,915
Sep 15	$9,718	$10,233	$9,660
Oct 15	$9,971	$10,266	$9,925
Nov 15	$9,789	$10,229	$9,706
Dec 15	$9,525	$10,178	$9,461
Jan 16	$9,397	$10,290	$9,309
Feb 16	$9,438	$10,363	$9,363
Mar 16	$9,688	$10,490	$9,779
Apr 16	$10,005	$10,562	$10,161
May 16	$10,054	$10,570	$10,224
Jun 16	$10,077	$10,756	$10,318
Jul 16	$10,332	$10,844	$10,597
Aug 16	$10,547	$10,856	$10,819
Sep 16	$10,612	$10,859	$10,891
Oct 16	$10,623	$10,787	$10,933
Nov 16	$10,647	$10,544	$10,881
Dec 16	$10,852	$10,576	$11,082
Jan 17	$10,993	$10,613	$11,243
Feb 17	$11,157	$10,695	$11,406
Mar 17	$11,155	$10,691	$11,381
Apr 17	$11,267	$10,780	$11,512
May 17	$11,351	$10,863	$11,612
Jun 17	$11,360	$10,854	$11,628
Jul 17	$11,531	$10,908	$11,757
Aug 17	$11,511	$11,002	$11,752
Sep 17	$11,635	$10,963	$11,858
Oct 17	$11,689	$10,976	$11,908
Nov 17	$11,681	$10,960	$11,878
Dec 17	$11,741	$11,008	$11,914
Jan 18	$11,842	$10,902	$11,985
Feb 18	$11,725	$10,799	$11,883
Mar 18	$11,657	$10,853	$11,811
Apr 18	$11,741	$10,781	$11,888
May 18	$11,765	$10,840	$11,885
Jun 18	$11,773	$10,824	$11,933
Jul 18	$11,924	$10,847	$12,063
Aug 18	$11,982	$10,900	$12,152
Sep 18	$12,041	$10,853	$12,219
Oct 18	$11,804	$10,763	$12,024
Nov 18	$11,691	$10,811	$11,921
Dec 18	$11,406	$10,980	$11,665
Jan 19	$11,928	$11,132	$12,192
Feb 19	$12,126	$11,144	$12,395
Mar 19	$12,237	$11,345	$12,512
Apr 19	$12,426	$11,361	$12,690
May 19	$12,258	$11,535	$12,539
Jun 19	$12,562	$11,698	$12,825
Jul 19	$12,655	$11,733	$12,897
Aug 19	$12,748	$11,998	$12,949
Sep 19	$12,805	$11,946	$12,996
Oct 19	$12,847	$11,985	$13,032
Nov 19	$12,905	$11,982	$13,074
Dec 19	$13,151	$12,000	$13,336
Jan 20	$13,140	$12,216	$13,339
Feb 20	$12,941	$12,399	$13,151
Mar 20	$11,381	$12,156	$11,644
Apr 20	$11,920	$12,400	$12,171
May 20	$12,410	$12,516	$12,703
Jun 20	$12,486	$12,620	$12,824
Jul 20	$13,117	$12,842	$13,421
Aug 20	$13,226	$12,768	$13,551
Sep 20	$13,088	$12,745	$13,411
Oct 20	$13,162	$12,699	$13,477
Nov 20	$13,678	$12,865	$14,011
Dec 20	$13,916	$12,909	$14,275
Jan 21	$13,916	$12,828	$14,323
Feb 21	$14,005	$12,663	$14,375
Mar 21	$14,046	$12,515	$14,398
Apr 21	$14,209	$12,621	$14,553
May 21	$14,268	$12,669	$14,596
Jun 21	$14,490	$12,761	$14,791
Jul 21	$14,529	$12,889	$14,847
Aug 21	$14,604	$12,881	$14,924
Sep 21	$14,603	$12,771	$14,923
Oct 21	$14,586	$12,760	$14,896
Nov 21	$14,437	$12,776	$14,750
Dec 21	$14,734	$12,767	$15,026
Jan 22	$14,358	$12,487	$14,616
Feb 22	$14,221	$12,317	$14,467
Mar 22	$14,149	$11,986	$14,302
Apr 22	$13,655	$11,539	$13,794
May 22	$13,642	$11,603	$13,826
Jun 22	$12,723	$11,371	$12,895
Jul 22	$13,518	$11,657	$13,655
Aug 22	$13,195	$11,354	$13,341
Sep 22	$12,675	$10,865	$12,812
Oct 22	$13,017	$10,745	$13,145
Nov 22	$13,282	$11,146	$13,429
Dec 22	$13,198	$11,108	$13,346
Jan 23	$13,746	$11,453	$13,854
Feb 23	$13,534	$11,171	$13,678
Mar 23	$13,712	$11,434	$13,822
Apr 23	$13,847	$11,503	$13,961
May 23	$13,704	$11,384	$13,833
Jun 23	$13,948	$11,366	$14,064
Jul 23	$14,135	$11,378	$14,259
Aug 23	$14,178	$11,309	$14,300
Sep 23	$14,030	$11,040	$14,129
Oct 23	$13,864	$10,874	$13,964
Nov 23	$14,474	$11,363	$14,596
Dec 23	$14,988	$11,794	$15,140
Jan 24	$15,031	$11,766	$15,140
Feb 24	$15,095	$11,625	$15,184
Mar 24	$15,293	$11,739	$15,364
Apr 24	$15,191	$11,465	$15,219
May 24	$15,350	$11,655	$15,386
Jun 24	$15,506	$11,761	$15,532
Jul 24	$15,775	$12,028	$15,834
Aug 24	$16,024	$12,205	$16,092
Sep 24	$16,226	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	15.65%	4.85%	4.96%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Annual Shareholder Report — September 30, 2024

BHYIX-09/24-AR

BlackRock High Yield Portfolio

Service Shares | BHYSX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$91	0.85%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Service Shares returned 15.49.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Service Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,107	$10,098	$10,119
Nov 14	$10,102	$10,152	$10,045
Dec 14	$9,917	$10,134	$9,900
Jan 15	$9,931	$10,327	$9,965
Feb 15	$10,169	$10,267	$10,206
Mar 15	$10,121	$10,309	$10,150
Apr 15	$10,238	$10,297	$10,273
May 15	$10,281	$10,279	$10,304
Jun 15	$10,130	$10,164	$10,150
Jul 15	$10,136	$10,224	$10,092
Aug 15	$9,986	$10,194	$9,915
Sep 15	$9,687	$10,233	$9,660
Oct 15	$9,937	$10,266	$9,925
Nov 15	$9,753	$10,229	$9,706
Dec 15	$9,488	$10,178	$9,461
Jan 16	$9,372	$10,290	$9,309
Feb 16	$9,398	$10,363	$9,363
Mar 16	$9,644	$10,490	$9,779
Apr 16	$9,957	$10,562	$10,161
May 16	$10,018	$10,570	$10,224
Jun 16	$10,025	$10,756	$10,318
Jul 16	$10,277	$10,844	$10,597
Aug 16	$10,488	$10,856	$10,819
Sep 16	$10,549	$10,859	$10,891
Oct 16	$10,557	$10,787	$10,933
Nov 16	$10,592	$10,544	$10,881
Dec 16	$10,778	$10,576	$11,082
Jan 17	$10,915	$10,613	$11,243
Feb 17	$11,076	$10,695	$11,406
Mar 17	$11,071	$10,691	$11,381
Apr 17	$11,193	$10,780	$11,512
May 17	$11,274	$10,863	$11,612
Jun 17	$11,265	$10,854	$11,628
Jul 17	$11,432	$10,908	$11,757
Aug 17	$11,409	$11,002	$11,752
Sep 17	$11,530	$10,963	$11,858
Oct 17	$11,596	$10,976	$11,908
Nov 17	$11,585	$10,960	$11,878
Dec 17	$11,627	$11,008	$11,914
Jan 18	$11,724	$10,902	$11,985
Feb 18	$11,606	$10,799	$11,883
Mar 18	$11,550	$10,853	$11,811
Apr 18	$11,615	$10,781	$11,888
May 18	$11,637	$10,840	$11,885
Jun 18	$11,658	$10,824	$11,933
Jul 18	$11,789	$10,847	$12,063
Aug 18	$11,843	$10,900	$12,152
Sep 18	$11,898	$10,853	$12,219
Oct 18	$11,676	$10,763	$12,024
Nov 18	$11,562	$10,811	$11,921
Dec 18	$11,262	$10,980	$11,665
Jan 19	$11,775	$11,132	$12,192
Feb 19	$11,968	$11,144	$12,395
Mar 19	$12,074	$11,345	$12,512
Apr 19	$12,258	$11,361	$12,690
May 19	$12,106	$11,535	$12,539
Jun 19	$12,387	$11,698	$12,825
Jul 19	$12,476	$11,733	$12,897
Aug 19	$12,565	$11,998	$12,949
Sep 19	$12,618	$11,946	$12,996
Oct 19	$12,657	$11,985	$13,032
Nov 19	$12,729	$11,982	$13,074
Dec 19	$12,968	$12,000	$13,336
Jan 20	$12,938	$12,216	$13,339
Feb 20	$12,739	$12,399	$13,151
Mar 20	$11,217	$12,156	$11,644
Apr 20	$11,729	$12,400	$12,171
May 20	$12,226	$12,516	$12,703
Jun 20	$12,280	$12,620	$12,824
Jul 20	$12,898	$12,842	$13,421
Aug 20	$13,002	$12,768	$13,551
Sep 20	$12,881	$12,745	$13,411
Oct 20	$12,951	$12,699	$13,477
Nov 20	$13,437	$12,865	$14,011
Dec 20	$13,667	$12,909	$14,275
Jan 21	$13,664	$12,828	$14,323
Feb 21	$13,766	$12,663	$14,375
Mar 21	$13,803	$12,515	$14,398
Apr 21	$13,960	$12,621	$14,553
May 21	$14,015	$12,669	$14,596
Jun 21	$14,229	$12,761	$14,791
Jul 21	$14,246	$12,889	$14,847
Aug 21	$14,316	$12,881	$14,924
Sep 21	$14,312	$12,771	$14,923
Oct 21	$14,291	$12,760	$14,896
Nov 21	$14,142	$12,776	$14,750
Dec 21	$14,430	$12,767	$15,026
Jan 22	$14,057	$12,487	$14,616
Feb 22	$13,921	$12,317	$14,467
Mar 22	$13,846	$11,986	$14,302
Apr 22	$13,359	$11,539	$13,794
May 22	$13,343	$11,603	$13,826
Jun 22	$12,442	$11,371	$12,895
Jul 22	$13,216	$11,657	$13,655
Aug 22	$12,897	$11,354	$13,341
Sep 22	$12,386	$10,865	$12,812
Oct 22	$12,737	$10,745	$13,145
Nov 22	$12,974	$11,146	$13,429
Dec 22	$12,888	$11,108	$13,346
Jan 23	$13,421	$11,453	$13,854
Feb 23	$13,231	$11,171	$13,678
Mar 23	$13,401	$11,434	$13,822
Apr 23	$13,530	$11,503	$13,961
May 23	$13,368	$11,384	$13,833
Jun 23	$13,603	$11,366	$14,064
Jul 23	$13,783	$11,378	$14,259
Aug 23	$13,821	$11,309	$14,300
Sep 23	$13,674	$11,040	$14,129
Oct 23	$13,529	$10,874	$13,964
Nov 23	$14,121	$11,363	$14,596
Dec 23	$14,618	$11,794	$15,140
Jan 24	$14,636	$11,766	$15,140
Feb 24	$14,715	$11,625	$15,184
Mar 24	$14,905	$11,739	$15,364
Apr 24	$14,781	$11,465	$15,219
May 24	$14,954	$11,655	$15,386
Jun 24	$15,080	$11,761	$15,532
Jul 24	$15,360	$12,028	$15,834
Aug 24	$15,599	$12,205	$16,092
Sep 24	$15,792	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	15.49%	4.59%	4.67%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Average annual total returns reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Service Shares | BHYSX

Annual Shareholder Report — September 30, 2024

BHYSX-09/24-AR

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.92%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 15.24.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$9,691	$10,098	$10,119
Nov 14	$9,698	$10,152	$10,045
Dec 14	$9,521	$10,134	$9,900
Jan 15	$9,534	$10,327	$9,965
Feb 15	$9,762	$10,267	$10,206
Mar 15	$9,704	$10,309	$10,150
Apr 15	$9,828	$10,297	$10,273
May 15	$9,869	$10,279	$10,304
Jun 15	$9,725	$10,164	$10,150
Jul 15	$9,731	$10,224	$10,092
Aug 15	$9,575	$10,194	$9,915
Sep 15	$9,289	$10,233	$9,660
Oct 15	$9,541	$10,266	$9,925
Nov 15	$9,364	$10,229	$9,706
Dec 15	$9,110	$10,178	$9,461
Jan 16	$8,985	$10,290	$9,309
Feb 16	$9,023	$10,363	$9,363
Mar 16	$9,258	$10,490	$9,779
Apr 16	$9,546	$10,562	$10,161
May 16	$9,604	$10,570	$10,224
Jun 16	$9,623	$10,756	$10,318
Jul 16	$9,864	$10,844	$10,597
Aug 16	$10,066	$10,856	$10,819
Sep 16	$10,125	$10,859	$10,891
Oct 16	$10,133	$10,787	$10,933
Nov 16	$10,153	$10,544	$10,881
Dec 16	$10,331	$10,576	$11,082
Jan 17	$10,476	$10,613	$11,243
Feb 17	$10,617	$10,695	$11,406
Mar 17	$10,625	$10,691	$11,381
Apr 17	$10,729	$10,780	$11,512
May 17	$10,806	$10,863	$11,612
Jun 17	$10,811	$10,854	$11,628
Jul 17	$10,957	$10,908	$11,757
Aug 17	$10,949	$11,002	$11,752
Sep 17	$11,065	$10,963	$11,858
Oct 17	$11,114	$10,976	$11,908
Nov 17	$11,103	$10,960	$11,878
Dec 17	$11,158	$11,008	$11,914
Jan 18	$11,250	$10,902	$11,985
Feb 18	$11,136	$10,799	$11,883
Mar 18	$11,068	$10,853	$11,811
Apr 18	$11,145	$10,781	$11,888
May 18	$11,151	$10,840	$11,885
Jun 18	$11,170	$10,824	$11,933
Jul 18	$11,310	$10,847	$12,063
Aug 18	$11,362	$10,900	$12,152
Sep 18	$11,413	$10,853	$12,219
Oct 18	$11,186	$10,763	$12,024
Nov 18	$11,076	$10,811	$11,921
Dec 18	$10,787	$10,980	$11,665
Jan 19	$11,295	$11,132	$12,192
Feb 19	$11,479	$11,144	$12,395
Mar 19	$11,565	$11,345	$12,512
Apr 19	$11,757	$11,361	$12,690
May 19	$11,594	$11,535	$12,539
Jun 19	$11,878	$11,698	$12,825
Jul 19	$11,963	$11,733	$12,897
Aug 19	$12,048	$11,998	$12,949
Sep 19	$12,099	$11,946	$12,996
Oct 19	$12,120	$11,985	$13,032
Nov 19	$12,188	$11,982	$13,074
Dec 19	$12,416	$12,000	$13,336
Jan 20	$12,403	$12,216	$13,339
Feb 20	$12,212	$12,399	$13,151
Mar 20	$10,737	$12,156	$11,644
Apr 20	$11,227	$12,400	$12,171
May 20	$11,702	$12,516	$12,703
Jun 20	$11,754	$12,620	$12,824
Jul 20	$12,346	$12,842	$13,421
Aug 20	$12,445	$12,768	$13,551
Sep 20	$12,329	$12,745	$13,411
Oct 20	$12,395	$12,699	$13,477
Nov 20	$12,860	$12,865	$14,011
Dec 20	$13,097	$12,909	$14,275
Jan 21	$13,094	$12,828	$14,323
Feb 21	$13,174	$12,663	$14,375
Mar 21	$13,209	$12,515	$14,398
Apr 21	$13,359	$12,621	$14,553
May 21	$13,410	$12,669	$14,596
Jun 21	$13,615	$12,761	$14,791
Jul 21	$13,631	$12,889	$14,847
Aug 21	$13,697	$12,881	$14,924
Sep 21	$13,693	$12,771	$14,923
Oct 21	$13,690	$12,760	$14,896
Nov 21	$13,529	$12,776	$14,750
Dec 21	$13,822	$12,767	$15,026
Jan 22	$13,447	$12,487	$14,616
Feb 22	$13,333	$12,317	$14,467
Mar 22	$13,262	$11,986	$14,302
Apr 22	$12,795	$11,539	$13,794
May 22	$12,761	$11,603	$13,826
Jun 22	$11,897	$11,371	$12,895
Jul 22	$12,637	$11,657	$13,655
Aug 22	$12,350	$11,354	$13,341
Sep 22	$11,841	$10,865	$12,812
Oct 22	$12,176	$10,745	$13,145
Nov 22	$12,421	$11,146	$13,429
Dec 22	$12,319	$11,108	$13,346
Jan 23	$12,828	$11,453	$13,854
Feb 23	$12,646	$11,171	$13,678
Mar 23	$12,808	$11,434	$13,822
Apr 23	$12,931	$11,503	$13,961
May 23	$12,793	$11,384	$13,833
Jun 23	$12,998	$11,366	$14,064
Jul 23	$13,188	$11,378	$14,259
Aug 23	$13,205	$11,309	$14,300
Sep 23	$13,083	$11,040	$14,129
Oct 23	$12,923	$10,874	$13,964
Nov 23	$13,489	$11,363	$14,596
Dec 23	$13,963	$11,794	$15,140
Jan 24	$13,999	$11,766	$15,140
Feb 24	$14,055	$11,625	$15,184
Mar 24	$14,235	$11,739	$15,364
Apr 24	$14,116	$11,465	$15,219
May 24	$14,280	$11,655	$15,386
Jun 24	$14,400	$11,761	$15,532
Jul 24	$14,666	$12,028	$15,834
Aug 24	$14,893	$12,205	$16,092
Sep 24	$15,077	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	15.24%	4.50%	4.62%
Investor A Shares (with sales charge)...
	10.64	3.65	4.19
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Annual Shareholder Report — September 30, 2024

BHYAX-09/24-AR

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$168	1.56%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 14.50.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,100	$10,098	$10,119
Nov 14	$10,101	$10,152	$10,045
Dec 14	$9,898	$10,134	$9,900
Jan 15	$9,918	$10,327	$9,965
Feb 15	$10,149	$10,267	$10,206
Mar 15	$10,082	$10,309	$10,150
Apr 15	$10,205	$10,297	$10,273
May 15	$10,241	$10,279	$10,304
Jun 15	$10,085	$10,164	$10,150
Jul 15	$10,084	$10,224	$10,092
Aug 15	$9,915	$10,194	$9,915
Sep 15	$9,626	$10,233	$9,660
Oct 15	$9,868	$10,266	$9,925
Nov 15	$9,679	$10,229	$9,706
Dec 15	$9,410	$10,178	$9,461
Jan 16	$9,276	$10,290	$9,309
Feb 16	$9,309	$10,363	$9,363
Mar 16	$9,546	$10,490	$9,779
Apr 16	$9,836	$10,562	$10,161
May 16	$9,889	$10,570	$10,224
Jun 16	$9,902	$10,756	$10,318
Jul 16	$10,144	$10,844	$10,597
Aug 16	$10,345	$10,856	$10,819
Sep 16	$10,400	$10,859	$10,891
Oct 16	$10,401	$10,787	$10,933
Nov 16	$10,415	$10,544	$10,881
Dec 16	$10,606	$10,576	$11,082
Jan 17	$10,733	$10,613	$11,243
Feb 17	$10,885	$10,695	$11,406
Mar 17	$10,872	$10,691	$11,381
Apr 17	$10,972	$10,780	$11,512
May 17	$11,044	$10,863	$11,612
Jun 17	$11,043	$10,854	$11,628
Jul 17	$11,199	$10,908	$11,757
Aug 17	$11,170	$11,002	$11,752
Sep 17	$11,281	$10,963	$11,858
Oct 17	$11,324	$10,976	$11,908
Nov 17	$11,307	$10,960	$11,878
Dec 17	$11,355	$11,008	$11,914
Jan 18	$11,443	$10,902	$11,985
Feb 18	$11,321	$10,799	$11,883
Mar 18	$11,245	$10,853	$11,811
Apr 18	$11,317	$10,781	$11,888
May 18	$11,316	$10,840	$11,885
Jun 18	$11,329	$10,824	$11,933
Jul 18	$11,464	$10,847	$12,063
Aug 18	$11,510	$10,900	$12,152
Sep 18	$11,556	$10,853	$12,219
Oct 18	$11,319	$10,763	$12,024
Nov 18	$11,201	$10,811	$11,921
Dec 18	$10,903	$10,980	$11,665
Jan 19	$11,409	$11,132	$12,192
Feb 19	$11,589	$11,144	$12,395
Mar 19	$11,668	$11,345	$12,512
Apr 19	$11,854	$11,361	$12,690
May 19	$11,684	$11,535	$12,539
Jun 19	$11,963	$11,698	$12,825
Jul 19	$12,041	$11,733	$12,897
Aug 19	$12,119	$11,998	$12,949
Sep 19	$12,163	$11,946	$12,996
Oct 19	$12,192	$11,985	$13,032
Nov 19	$12,238	$11,982	$13,074
Dec 19	$12,459	$12,000	$13,336
Jan 20	$12,439	$12,216	$13,339
Feb 20	$12,241	$12,399	$13,151
Mar 20	$10,757	$12,156	$11,644
Apr 20	$11,257	$12,400	$12,171
May 20	$11,710	$12,516	$12,703
Jun 20	$11,754	$12,620	$12,824
Jul 20	$12,355	$12,842	$13,421
Aug 20	$12,430	$12,768	$13,551
Sep 20	$12,307	$12,745	$13,411
Oct 20	$12,366	$12,699	$13,477
Nov 20	$12,839	$12,865	$14,011
Dec 20	$13,051	$12,909	$14,275
Jan 21	$13,041	$12,828	$14,323
Feb 21	$13,114	$12,663	$14,375
Mar 21	$13,140	$12,515	$14,398
Apr 21	$13,283	$12,621	$14,553
May 21	$13,326	$12,669	$14,596
Jun 21	$13,522	$12,761	$14,791
Jul 21	$13,548	$12,889	$14,847
Aug 21	$13,606	$12,881	$14,924
Sep 21	$13,595	$12,771	$14,923
Oct 21	$13,567	$12,760	$14,896
Nov 21	$13,418	$12,776	$14,750
Dec 21	$13,683	$12,767	$15,026
Jan 22	$13,305	$12,487	$14,616
Feb 22	$13,186	$12,317	$14,467
Mar 22	$13,108	$11,986	$14,302
Apr 22	$12,640	$11,539	$13,794
May 22	$12,617	$11,603	$13,826
Jun 22	$11,741	$11,371	$12,895
Jul 22	$12,464	$11,657	$13,655
Aug 22	$12,174	$11,354	$13,341
Sep 22	$11,666	$10,865	$12,812
Oct 22	$11,996	$10,745	$13,145
Nov 22	$12,237	$11,146	$13,429
Dec 22	$12,138	$11,108	$13,346
Jan 23	$12,639	$11,453	$13,854
Feb 23	$12,459	$11,171	$13,678
Mar 23	$12,619	$11,434	$13,822
Apr 23	$12,740	$11,503	$13,961
May 23	$12,605	$11,384	$13,833
Jun 23	$12,807	$11,366	$14,064
Jul 23	$12,994	$11,378	$14,259
Aug 23	$13,010	$11,309	$14,300
Sep 23	$12,890	$11,040	$14,129
Oct 23	$12,733	$10,874	$13,964
Nov 23	$13,290	$11,363	$14,596
Dec 23	$13,757	$11,794	$15,140
Jan 24	$13,793	$11,766	$15,140
Feb 24	$13,847	$11,625	$15,184
Mar 24	$14,025	$11,739	$15,364
Apr 24	$13,907	$11,465	$15,219
May 24	$14,069	$11,655	$15,386
Jun 24	$14,187	$11,761	$15,532
Jul 24	$14,450	$12,028	$15,834
Aug 24	$14,674	$12,205	$16,092
Sep 24	$14,855	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	14.50%	3.81%	4.04%
Investor C Shares (with sales charge)...
	13.50	3.81	4.04
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Annual Shareholder Report — September 30, 2024

BHYCX-09/24-AR

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 15.92.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,110	$10,098	$10,119
Nov 14	$10,121	$10,152	$10,045
Dec 14	$9,927	$10,134	$9,900
Jan 15	$9,944	$10,327	$9,965
Feb 15	$10,198	$10,267	$10,206
Mar 15	$10,140	$10,309	$10,150
Apr 15	$10,260	$10,297	$10,273
May 15	$10,306	$10,279	$10,304
Jun 15	$10,159	$10,164	$10,150
Jul 15	$10,181	$10,224	$10,092
Aug 15	$10,021	$10,194	$9,915
Sep 15	$9,725	$10,233	$9,660
Oct 15	$9,991	$10,266	$9,925
Nov 15	$9,810	$10,229	$9,706
Dec 15	$9,534	$10,178	$9,461
Jan 16	$9,420	$10,290	$9,309
Feb 16	$9,449	$10,363	$9,363
Mar 16	$9,713	$10,490	$9,779
Apr 16	$10,018	$10,562	$10,161
May 16	$10,082	$10,570	$10,224
Jun 16	$10,105	$10,756	$10,318
Jul 16	$10,348	$10,844	$10,597
Aug 16	$10,577	$10,856	$10,819
Sep 16	$10,628	$10,859	$10,891
Oct 16	$10,640	$10,787	$10,933
Nov 16	$10,678	$10,544	$10,881
Dec 16	$10,870	$10,576	$11,082
Jan 17	$11,011	$10,613	$11,243
Feb 17	$11,177	$10,695	$11,406
Mar 17	$11,175	$10,691	$11,381
Apr 17	$11,303	$10,780	$11,512
May 17	$11,388	$10,863	$11,612
Jun 17	$11,398	$10,854	$11,628
Jul 17	$11,556	$10,908	$11,757
Aug 17	$11,552	$11,002	$11,752
Sep 17	$11,663	$10,963	$11,858
Oct 17	$11,733	$10,976	$11,908
Nov 17	$11,726	$10,960	$11,878
Dec 17	$11,773	$11,008	$11,914
Jan 18	$11,875	$10,902	$11,985
Feb 18	$11,759	$10,799	$11,883
Mar 18	$11,706	$10,853	$11,811
Apr 18	$11,776	$10,781	$11,888
May 18	$11,802	$10,840	$11,885
Jun 18	$11,826	$10,824	$11,933
Jul 18	$11,979	$10,847	$12,063
Aug 18	$12,023	$10,900	$12,152
Sep 18	$12,098	$10,853	$12,219
Oct 18	$11,861	$10,763	$12,024
Nov 18	$11,749	$10,811	$11,921
Dec 18	$11,448	$10,980	$11,665
Jan 19	$11,974	$11,132	$12,192
Feb 19	$12,173	$11,144	$12,395
Mar 19	$12,285	$11,345	$12,512
Apr 19	$12,493	$11,361	$12,690
May 19	$12,325	$11,535	$12,539
Jun 19	$12,615	$11,698	$12,825
Jul 19	$12,709	$11,733	$12,897
Aug 19	$12,821	$11,998	$12,949
Sep 19	$12,862	$11,946	$12,996
Oct 19	$12,906	$11,985	$13,032
Nov 19	$12,983	$11,982	$13,074
Dec 19	$13,231	$12,000	$13,336
Jan 20	$13,205	$12,216	$13,339
Feb 20	$13,006	$12,399	$13,151
Mar 20	$11,456	$12,156	$11,644
Apr 20	$11,982	$12,400	$12,171
May 20	$12,493	$12,516	$12,703
Jun 20	$12,553	$12,620	$12,824
Jul 20	$13,189	$12,842	$13,421
Aug 20	$13,299	$12,768	$13,551
Sep 20	$13,179	$12,745	$13,411
Oct 20	$13,255	$12,699	$13,477
Nov 20	$13,757	$12,865	$14,011
Dec 20	$14,015	$12,909	$14,275
Jan 21	$13,999	$12,828	$14,323
Feb 21	$14,107	$12,663	$14,375
Mar 21	$14,149	$12,515	$14,398
Apr 21	$14,315	$12,621	$14,553
May 21	$14,375	$12,669	$14,596
Jun 21	$14,599	$12,761	$14,791
Jul 21	$14,621	$12,889	$14,847
Aug 21	$14,698	$12,881	$14,924
Sep 21	$14,698	$12,771	$14,923
Oct 21	$14,682	$12,760	$14,896
Nov 21	$14,533	$12,776	$14,750
Dec 21	$14,834	$12,767	$15,026
Jan 22	$14,456	$12,487	$14,616
Feb 22	$14,320	$12,317	$14,467
Mar 22	$14,248	$11,986	$14,302
Apr 22	$13,751	$11,539	$13,794
May 22	$13,739	$11,603	$13,826
Jun 22	$12,815	$11,371	$12,895
Jul 22	$13,616	$11,657	$13,655
Aug 22	$13,293	$11,354	$13,341
Sep 22	$12,769	$10,865	$12,812
Oct 22	$13,135	$10,745	$13,145
Nov 22	$13,384	$11,146	$13,429
Dec 22	$13,300	$11,108	$13,346
Jan 23	$13,854	$11,453	$13,854
Feb 23	$13,661	$11,171	$13,678
Mar 23	$13,822	$11,434	$13,822
Apr 23	$13,979	$11,503	$13,961
May 23	$13,816	$11,384	$13,833
Jun 23	$14,063	$11,366	$14,064
Jul 23	$14,253	$11,378	$14,259
Aug 23	$14,297	$11,309	$14,300
Sep 23	$14,149	$11,040	$14,129
Oct 23	$13,982	$10,874	$13,964
Nov 23	$14,599	$11,363	$14,596
Dec 23	$15,119	$11,794	$15,140
Jan 24	$15,164	$11,766	$15,140
Feb 24	$15,229	$11,625	$15,184
Mar 24	$15,453	$11,739	$15,364
Apr 24	$15,329	$11,465	$15,219
May 24	$15,513	$11,655	$15,386
Jun 24	$15,649	$11,761	$15,532
Jul 24	$15,944	$12,028	$15,834
Aug 24	$16,197	$12,205	$16,092
Sep 24	$16,403	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	15.92%	4.98%	5.07%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Annual Shareholder Report — September 30, 2024

BRHYX-09/24-AR

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$125	1.16%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 14.97.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,104	$10,098	$10,119
Nov 14	$10,109	$10,152	$10,045
Dec 14	$9,909	$10,134	$9,900
Jan 15	$9,933	$10,327	$9,965
Feb 15	$10,168	$10,267	$10,206
Mar 15	$10,104	$10,309	$10,150
Apr 15	$10,231	$10,297	$10,273
May 15	$10,271	$10,279	$10,304
Jun 15	$10,118	$10,164	$10,150
Jul 15	$10,122	$10,224	$10,092
Aug 15	$9,956	$10,194	$9,915
Sep 15	$9,669	$10,233	$9,660
Oct 15	$9,915	$10,266	$9,925
Nov 15	$9,729	$10,229	$9,706
Dec 15	$9,462	$10,178	$9,461
Jan 16	$9,330	$10,290	$9,309
Feb 16	$9,367	$10,363	$9,363
Mar 16	$9,609	$10,490	$9,779
Apr 16	$9,905	$10,562	$10,161
May 16	$9,962	$10,570	$10,224
Jun 16	$9,978	$10,756	$10,318
Jul 16	$10,226	$10,844	$10,597
Aug 16	$10,433	$10,856	$10,819
Sep 16	$10,491	$10,859	$10,891
Oct 16	$10,496	$10,787	$10,933
Nov 16	$10,514	$10,544	$10,881
Dec 16	$10,710	$10,576	$11,082
Jan 17	$10,843	$10,613	$11,243
Feb 17	$11,000	$10,695	$11,406
Mar 17	$10,991	$10,691	$11,381
Apr 17	$11,096	$10,780	$11,512
May 17	$11,172	$10,863	$11,612
Jun 17	$11,175	$10,854	$11,628
Jul 17	$11,338	$10,908	$11,757
Aug 17	$11,312	$11,002	$11,752
Sep 17	$11,429	$10,963	$11,858
Oct 17	$11,476	$10,976	$11,908
Nov 17	$11,462	$10,960	$11,878
Dec 17	$11,516	$11,008	$11,914
Jan 18	$11,609	$10,902	$11,985
Feb 18	$11,488	$10,799	$11,883
Mar 18	$11,416	$10,853	$11,811
Apr 18	$11,492	$10,781	$11,888
May 18	$11,494	$10,840	$11,885
Jun 18	$11,511	$10,824	$11,933
Jul 18	$11,652	$10,847	$12,063
Aug 18	$11,702	$10,900	$12,152
Sep 18	$11,752	$10,853	$12,219
Oct 18	$11,515	$10,763	$12,024
Nov 18	$11,399	$10,811	$11,921
Dec 18	$11,099	$10,980	$11,665
Jan 19	$11,618	$11,132	$12,192
Feb 19	$11,805	$11,144	$12,395
Mar 19	$11,891	$11,345	$12,512
Apr 19	$12,085	$11,361	$12,690
May 19	$11,915	$11,535	$12,539
Jun 19	$12,204	$11,698	$12,825
Jul 19	$12,288	$11,733	$12,897
Aug 19	$12,373	$11,998	$12,949
Sep 19	$12,421	$11,946	$12,996
Oct 19	$12,456	$11,985	$13,032
Nov 19	$12,507	$11,982	$13,074
Dec 19	$12,738	$12,000	$13,336
Jan 20	$12,723	$12,216	$13,339
Feb 20	$12,524	$12,399	$13,151
Mar 20	$11,008	$12,156	$11,644
Apr 20	$11,525	$12,400	$12,171
May 20	$11,993	$12,516	$12,703
Jun 20	$12,044	$12,620	$12,824
Jul 20	$12,665	$12,842	$13,421
Aug 20	$12,747	$12,768	$13,551
Sep 20	$12,625	$12,745	$13,411
Oct 20	$12,690	$12,699	$13,477
Nov 20	$13,181	$12,865	$14,011
Dec 20	$13,404	$12,909	$14,275
Jan 21	$13,398	$12,828	$14,323
Feb 21	$13,477	$12,663	$14,375
Mar 21	$13,510	$12,515	$14,398
Apr 21	$13,661	$12,621	$14,553
May 21	$13,711	$12,669	$14,596
Jun 21	$13,917	$12,761	$14,791
Jul 21	$13,948	$12,889	$14,847
Aug 21	$14,013	$12,881	$14,924
Sep 21	$14,006	$12,771	$14,923
Oct 21	$13,982	$12,760	$14,896
Nov 21	$13,833	$12,776	$14,750
Dec 21	$14,111	$12,767	$15,026
Jan 22	$13,726	$12,487	$14,616
Feb 22	$13,607	$12,317	$14,467
Mar 22	$13,531	$11,986	$14,302
Apr 22	$13,052	$11,539	$13,794
May 22	$13,033	$11,603	$13,826
Jun 22	$12,131	$11,371	$12,895
Jul 22	$12,884	$11,657	$13,655
Aug 22	$12,588	$11,354	$13,341
Sep 22	$12,067	$10,865	$12,812
Oct 22	$12,406	$10,745	$13,145
Nov 22	$12,652	$11,146	$13,429
Dec 22	$12,547	$11,108	$13,346
Jan 23	$13,062	$11,453	$13,854
Feb 23	$12,874	$11,171	$13,678
Mar 23	$13,037	$11,434	$13,822
Apr 23	$13,159	$11,503	$13,961
May 23	$13,017	$11,384	$13,833
Jun 23	$13,242	$11,366	$14,064
Jul 23	$13,413	$11,378	$14,259
Aug 23	$13,447	$11,309	$14,300
Sep 23	$13,300	$11,040	$14,129
Oct 23	$13,135	$10,874	$13,964
Nov 23	$13,707	$11,363	$14,596
Dec 23	$14,187	$11,794	$15,140
Jan 24	$14,220	$11,766	$15,140
Feb 24	$14,274	$11,625	$15,184
Mar 24	$14,455	$11,739	$15,364
Apr 24	$14,330	$11,465	$15,219
May 24	$14,494	$11,655	$15,386
Jun 24	$14,634	$11,761	$15,532
Jul 24	$14,880	$12,028	$15,834
Aug 24	$15,107	$12,205	$16,092
Sep 24	$15,291	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	14.97%	4.24%	4.34%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Average annual total returns reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Annual Shareholder Report — September 30, 2024

BHYRX-09/24-AR

BlackRock Impact Mortgage Fund

Institutional Shares | PNIGX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$128	1.20%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.15%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,065	$10,098	$10,097
Nov 14	$10,140	$10,170	$10,163
Dec 14	$10,161	$10,179	$10,179
Jan 15	$10,333	$10,393	$10,265
Feb 15	$10,254	$10,295	$10,248
Mar 15	$10,307	$10,343	$10,286
Apr 15	$10,277	$10,306	$10,291
May 15	$10,247	$10,281	$10,288
Jun 15	$10,160	$10,169	$10,210
Jul 15	$10,225	$10,240	$10,274
Aug 15	$10,214	$10,225	$10,283
Sep 15	$10,271	$10,294	$10,343
Oct 15	$10,271	$10,296	$10,350
Nov 15	$10,235	$10,269	$10,336
Dec 15	$10,217	$10,235	$10,332
Jan 16	$10,372	$10,376	$10,466
Feb 16	$10,438	$10,450	$10,505
Mar 16	$10,476	$10,546	$10,536
Apr 16	$10,486	$10,586	$10,554
May 16	$10,485	$10,589	$10,567
Jun 16	$10,650	$10,779	$10,653
Jul 16	$10,676	$10,847	$10,675
Aug 16	$10,642	$10,835	$10,687
Sep 16	$10,657	$10,829	$10,717
Oct 16	$10,584	$10,746	$10,688
Nov 16	$10,383	$10,492	$10,505
Dec 16	$10,373	$10,506	$10,505
Jan 17	$10,384	$10,527	$10,502
Feb 17	$10,444	$10,598	$10,552
Mar 17	$10,435	$10,592	$10,555
Apr 17	$10,495	$10,674	$10,624
May 17	$10,564	$10,756	$10,690
Jun 17	$10,544	$10,745	$10,647
Jul 17	$10,562	$10,792	$10,695
Aug 17	$10,651	$10,888	$10,773
Sep 17	$10,599	$10,836	$10,749
Oct 17	$10,579	$10,843	$10,745
Nov 17	$10,561	$10,829	$10,730
Dec 17	$10,574	$10,879	$10,765
Jan 18	$10,460	$10,753	$10,639
Feb 18	$10,386	$10,651	$10,569
Mar 18	$10,455	$10,720	$10,637
Apr 18	$10,392	$10,640	$10,583
May 18	$10,484	$10,716	$10,657
Jun 18	$10,484	$10,703	$10,662
Jul 18	$10,445	$10,705	$10,651
Aug 18	$10,520	$10,774	$10,716
Sep 18	$10,421	$10,705	$10,650
Oct 18	$10,362	$10,620	$10,583
Nov 18	$10,458	$10,683	$10,678
Dec 18	$10,630	$10,880	$10,872
Jan 19	$10,706	$10,995	$10,958
Feb 19	$10,687	$10,989	$10,948
Mar 19	$10,871	$11,200	$11,107
Apr 19	$10,845	$11,203	$11,101
May 19	$11,040	$11,402	$11,244
Jun 19	$11,159	$11,545	$11,325
Jul 19	$11,171	$11,570	$11,371
Aug 19	$11,407	$11,870	$11,472
Sep 19	$11,344	$11,807	$11,480
Oct 19	$11,365	$11,842	$11,521
Nov 19	$11,354	$11,836	$11,530
Dec 19	$11,356	$11,828	$11,562
Jan 20	$11,526	$12,056	$11,643
Feb 20	$11,728	$12,273	$11,764
Mar 20	$11,900	$12,200	$11,888
Apr 20	$12,019	$12,417	$11,964
May 20	$12,024	$12,475	$11,978
Jun 20	$12,053	$12,554	$11,967
Jul 20	$12,146	$12,741	$11,989
Aug 20	$12,097	$12,638	$11,993
Sep 20	$12,107	$12,632	$11,980
Oct 20	$12,078	$12,575	$11,976
Nov 20	$12,104	$12,698	$11,984
Dec 20	$12,114	$12,716	$12,010
Jan 21	$12,077	$12,625	$12,019
Feb 21	$11,948	$12,443	$11,939
Mar 21	$11,832	$12,287	$11,878
Apr 21	$11,905	$12,384	$11,943
May 21	$11,909	$12,425	$11,922
Jun 21	$11,948	$12,512	$11,917
Jul 21	$12,040	$12,652	$11,992
Aug 21	$12,030	$12,628	$11,972
Sep 21	$11,967	$12,518	$11,929
Oct 21	$11,945	$12,515	$11,906
Nov 21	$11,990	$12,552	$11,895
Dec 21	$11,959	$12,520	$11,885
Jan 22	$11,763	$12,250	$11,708
Feb 22	$11,645	$12,114	$11,595
Mar 22	$11,305	$11,777	$11,294
Apr 22	$10,933	$11,330	$10,897
May 22	$10,994	$11,403	$11,018
Jun 22	$10,855	$11,224	$10,841
Jul 22	$11,088	$11,498	$11,190
Aug 22	$10,755	$11,174	$10,807
Sep 22	$10,199	$10,691	$10,261
Oct 22	$10,038	$10,552	$10,115
Nov 22	$10,464	$10,940	$10,527
Dec 22	$10,381	$10,891	$10,481
Jan 23	$10,729	$11,226	$10,826
Feb 23	$10,476	$10,936	$10,540
Mar 23	$10,679	$11,214	$10,746
Apr 23	$10,732	$11,282	$10,801
May 23	$10,645	$11,159	$10,722
Jun 23	$10,584	$11,119	$10,676
Jul 23	$10,558	$11,111	$10,668
Aug 23	$10,473	$11,040	$10,581
Sep 23	$10,132	$10,760	$10,244
Oct 23	$9,896	$10,590	$10,032
Nov 23	$10,419	$11,069	$10,555
Dec 23	$10,871	$11,493	$11,010
Jan 24	$10,817	$11,462	$10,959
Feb 24	$10,646	$11,300	$10,781
Mar 24	$10,748	$11,404	$10,895
Apr 24	$10,416	$11,116	$10,565
May 24	$10,631	$11,304	$10,776
Jun 24	$10,760	$11,411	$10,902
Jul 24	$11,046	$11,678	$11,190
Aug 24	$11,227	$11,846	$11,370
Sep 24	$11,363	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	12.15%	0.03%	1.29%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Institutional Shares | PNIGX

Annual Shareholder Report — September 30, 2024

PNIGX-09/24-AR

BlackRock Impact Mortgage Fund

Investor A Shares | CIGAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$154	1.45%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.85%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$9,660	$10,098	$10,097
Nov 14	$9,720	$10,170	$10,163
Dec 14	$9,739	$10,179	$10,179
Jan 15	$9,910	$10,393	$10,265
Feb 15	$9,832	$10,295	$10,248
Mar 15	$9,881	$10,343	$10,286
Apr 15	$9,849	$10,306	$10,291
May 15	$9,819	$10,281	$10,288
Jun 15	$9,724	$10,169	$10,210
Jul 15	$9,794	$10,240	$10,274
Aug 15	$9,780	$10,225	$10,283
Sep 15	$9,832	$10,294	$10,343
Oct 15	$9,820	$10,296	$10,350
Nov 15	$9,783	$10,269	$10,336
Dec 15	$9,764	$10,235	$10,332
Jan 16	$9,909	$10,376	$10,466
Feb 16	$9,969	$10,450	$10,505
Mar 16	$10,003	$10,546	$10,536
Apr 16	$10,010	$10,586	$10,554
May 16	$10,015	$10,589	$10,567
Jun 16	$10,160	$10,779	$10,653
Jul 16	$10,182	$10,847	$10,675
Aug 16	$10,157	$10,835	$10,687
Sep 16	$10,168	$10,829	$10,717
Oct 16	$10,096	$10,746	$10,688
Nov 16	$9,893	$10,492	$10,505
Dec 16	$9,882	$10,506	$10,505
Jan 17	$9,900	$10,527	$10,502
Feb 17	$9,945	$10,598	$10,552
Mar 17	$9,945	$10,592	$10,555
Apr 17	$9,999	$10,674	$10,624
May 17	$10,063	$10,756	$10,690
Jun 17	$10,032	$10,745	$10,647
Jul 17	$10,057	$10,792	$10,695
Aug 17	$10,130	$10,888	$10,773
Sep 17	$10,078	$10,836	$10,749
Oct 17	$10,057	$10,843	$10,745
Nov 17	$10,038	$10,829	$10,730
Dec 17	$10,049	$10,879	$10,765
Jan 18	$9,939	$10,753	$10,639
Feb 18	$9,876	$10,651	$10,569
Mar 18	$9,930	$10,720	$10,637
Apr 18	$9,868	$10,640	$10,583
May 18	$9,953	$10,716	$10,657
Jun 18	$9,951	$10,703	$10,662
Jul 18	$9,922	$10,705	$10,651
Aug 18	$9,981	$10,774	$10,716
Sep 18	$9,895	$10,705	$10,650
Oct 18	$9,827	$10,620	$10,583
Nov 18	$9,916	$10,683	$10,678
Dec 18	$10,087	$10,880	$10,872
Jan 19	$10,157	$10,995	$10,958
Feb 19	$10,127	$10,989	$10,948
Mar 19	$10,298	$11,200	$11,107
Apr 19	$10,272	$11,203	$11,101
May 19	$10,464	$11,402	$11,244
Jun 19	$10,565	$11,545	$11,325
Jul 19	$10,574	$11,570	$11,371
Aug 19	$10,794	$11,870	$11,472
Sep 19	$10,743	$11,807	$11,480
Oct 19	$10,760	$11,842	$11,521
Nov 19	$10,738	$11,836	$11,530
Dec 19	$10,738	$11,828	$11,562
Jan 20	$10,896	$12,056	$11,643
Feb 20	$11,094	$12,273	$11,764
Mar 20	$11,255	$12,200	$11,888
Apr 20	$11,355	$12,417	$11,964
May 20	$11,367	$12,475	$11,978
Jun 20	$11,392	$12,554	$11,967
Jul 20	$11,477	$12,741	$11,989
Aug 20	$11,418	$12,638	$11,993
Sep 20	$11,435	$12,632	$11,980
Oct 20	$11,406	$12,575	$11,976
Nov 20	$11,428	$12,698	$11,984
Dec 20	$11,425	$12,716	$12,010
Jan 21	$11,387	$12,625	$12,019
Feb 21	$11,264	$12,443	$11,939
Mar 21	$11,153	$12,287	$11,878
Apr 21	$11,219	$12,384	$11,943
May 21	$11,220	$12,425	$11,922
Jun 21	$11,265	$12,512	$11,917
Jul 21	$11,349	$12,652	$11,992
Aug 21	$11,327	$12,628	$11,972
Sep 21	$11,265	$12,518	$11,929
Oct 21	$11,254	$12,515	$11,906
Nov 21	$11,293	$12,552	$11,895
Dec 21	$11,251	$12,520	$11,885
Jan 22	$11,075	$12,250	$11,708
Feb 22	$10,952	$12,114	$11,595
Mar 22	$10,631	$11,777	$11,294
Apr 22	$10,279	$11,330	$10,897
May 22	$10,345	$11,403	$11,018
Jun 22	$10,202	$11,224	$10,841
Jul 22	$10,418	$11,498	$11,190
Aug 22	$10,104	$11,174	$10,807
Sep 22	$9,581	$10,691	$10,261
Oct 22	$9,428	$10,552	$10,115
Nov 22	$9,826	$10,940	$10,527
Dec 22	$9,746	$10,891	$10,481
Jan 23	$10,069	$11,226	$10,826
Feb 23	$9,830	$10,936	$10,540
Mar 23	$10,029	$11,214	$10,746
Apr 23	$10,067	$11,282	$10,801
May 23	$9,983	$11,159	$10,722
Jun 23	$9,924	$11,119	$10,676
Jul 23	$9,908	$11,111	$10,668
Aug 23	$9,816	$11,040	$10,581
Sep 23	$9,495	$10,760	$10,244
Oct 23	$9,273	$10,590	$10,032
Nov 23	$9,771	$11,069	$10,555
Dec 23	$10,180	$11,493	$11,010
Jan 24	$10,128	$11,462	$10,959
Feb 24	$9,966	$11,300	$10,781
Mar 24	$10,059	$11,404	$10,895
Apr 24	$9,758	$11,116	$10,565
May 24	$9,946	$11,304	$10,776
Jun 24	$10,064	$11,411	$10,902
Jul 24	$10,329	$11,678	$11,190
Aug 24	$10,496	$11,846	$11,370
Sep 24	$10,620	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.85%	(0.23)%	1.02%
Investor A Shares (with sales charge)...
	7.37	(1.04)	0.60
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Investor A Shares | CIGAX

Annual Shareholder Report — September 30, 2024

CIGAX-09/24-AR

BlackRock Impact Mortgage Fund

Investor C Shares | BIGCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$233	2.20%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.03%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,056	$10,098	$10,097
Nov 14	$10,121	$10,170	$10,163
Dec 14	$10,133	$10,179	$10,179
Jan 15	$10,295	$10,393	$10,265
Feb 15	$10,208	$10,295	$10,248
Mar 15	$10,251	$10,343	$10,286
Apr 15	$10,211	$10,306	$10,291
May 15	$10,172	$10,281	$10,288
Jun 15	$10,077	$10,169	$10,210
Jul 15	$10,133	$10,240	$10,274
Aug 15	$10,121	$10,225	$10,283
Sep 15	$10,159	$10,294	$10,343
Oct 15	$10,149	$10,296	$10,350
Nov 15	$10,095	$10,269	$10,336
Dec 15	$10,078	$10,235	$10,332
Jan 16	$10,221	$10,376	$10,466
Feb 16	$10,277	$10,450	$10,505
Mar 16	$10,305	$10,546	$10,536
Apr 16	$10,306	$10,586	$10,554
May 16	$10,295	$10,589	$10,567
Jun 16	$10,447	$10,779	$10,653
Jul 16	$10,463	$10,847	$10,675
Aug 16	$10,421	$10,835	$10,687
Sep 16	$10,426	$10,829	$10,717
Oct 16	$10,345	$10,746	$10,688
Nov 16	$10,140	$10,492	$10,505
Dec 16	$10,122	$10,506	$10,505
Jan 17	$10,124	$10,527	$10,502
Feb 17	$10,175	$10,598	$10,552
Mar 17	$10,158	$10,592	$10,555
Apr 17	$10,207	$10,674	$10,624
May 17	$10,266	$10,756	$10,690
Jun 17	$10,228	$10,745	$10,647
Jul 17	$10,247	$10,792	$10,695
Aug 17	$10,325	$10,888	$10,773
Sep 17	$10,266	$10,836	$10,749
Oct 17	$10,238	$10,843	$10,745
Nov 17	$10,212	$10,829	$10,730
Dec 17	$10,216	$10,879	$10,765
Jan 18	$10,097	$10,753	$10,639
Feb 18	$10,019	$10,651	$10,569
Mar 18	$10,077	$10,720	$10,637
Apr 18	$10,007	$10,640	$10,583
May 18	$10,087	$10,716	$10,657
Jun 18	$10,079	$10,703	$10,662
Jul 18	$10,033	$10,705	$10,651
Aug 18	$10,097	$10,774	$10,716
Sep 18	$9,993	$10,705	$10,650
Oct 18	$9,928	$10,620	$10,583
Nov 18	$10,002	$10,683	$10,678
Dec 18	$10,168	$10,880	$10,872
Jan 19	$10,232	$10,995	$10,958
Feb 19	$10,206	$10,989	$10,948
Mar 19	$10,373	$11,200	$11,107
Apr 19	$10,340	$11,203	$11,101
May 19	$10,517	$11,402	$11,244
Jun 19	$10,612	$11,545	$11,325
Jul 19	$10,624	$11,570	$11,371
Aug 19	$10,839	$11,870	$11,472
Sep 19	$10,770	$11,807	$11,480
Oct 19	$10,781	$11,842	$11,521
Nov 19	$10,752	$11,836	$11,530
Dec 19	$10,745	$11,828	$11,562
Jan 20	$10,906	$12,056	$11,643
Feb 20	$11,089	$12,273	$11,764
Mar 20	$11,243	$12,200	$11,888
Apr 20	$11,346	$12,417	$11,964
May 20	$11,341	$12,475	$11,978
Jun 20	$11,359	$12,554	$11,967
Jul 20	$11,437	$12,741	$11,989
Aug 20	$11,381	$12,638	$11,993
Sep 20	$11,380	$12,632	$11,980
Oct 20	$11,344	$12,575	$11,976
Nov 20	$11,359	$12,698	$11,984
Dec 20	$11,359	$12,716	$12,010
Jan 21	$11,304	$12,625	$12,019
Feb 21	$11,175	$12,443	$11,939
Mar 21	$11,058	$12,287	$11,878
Apr 21	$11,126	$12,384	$11,943
May 21	$11,110	$12,425	$11,922
Jun 21	$11,148	$12,512	$11,917
Jul 21	$11,224	$12,652	$11,992
Aug 21	$11,195	$12,628	$11,972
Sep 21	$11,127	$12,518	$11,929
Oct 21	$11,108	$12,515	$11,906
Nov 21	$11,141	$12,552	$11,895
Dec 21	$11,092	$12,520	$11,885
Jan 22	$10,911	$12,250	$11,708
Feb 22	$10,793	$12,114	$11,595
Mar 22	$10,470	$11,777	$11,294
Apr 22	$10,106	$11,330	$10,897
May 22	$10,165	$11,403	$11,018
Jun 22	$10,018	$11,224	$10,841
Jul 22	$10,225	$11,498	$11,190
Aug 22	$9,909	$11,174	$10,807
Sep 22	$9,399	$10,691	$10,261
Oct 22	$9,250	$10,552	$10,115
Nov 22	$9,639	$10,940	$10,527
Dec 22	$9,561	$10,891	$10,481
Jan 23	$9,878	$11,226	$10,826
Feb 23	$9,644	$10,936	$10,540
Mar 23	$9,839	$11,214	$10,746
Apr 23	$9,876	$11,282	$10,801
May 23	$9,794	$11,159	$10,722
Jun 23	$9,736	$11,119	$10,676
Jul 23	$9,720	$11,111	$10,668
Aug 23	$9,630	$11,040	$10,581
Sep 23	$9,315	$10,760	$10,244
Oct 23	$9,097	$10,590	$10,032
Nov 23	$9,585	$11,069	$10,555
Dec 23	$9,987	$11,493	$11,010
Jan 24	$9,936	$11,462	$10,959
Feb 24	$9,777	$11,300	$10,781
Mar 24	$9,868	$11,404	$10,895
Apr 24	$9,573	$11,116	$10,565
May 24	$9,757	$11,304	$10,776
Jun 24	$9,873	$11,411	$10,902
Jul 24	$10,133	$11,678	$11,190
Aug 24	$10,297	$11,846	$11,370
Sep 24	$10,419	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	11.03%	(0.96)%	0.41%
Investor C Shares (with sales charge)...
	10.03	(0.96)	0.41
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Investor C Shares | BIGCX

Annual Shareholder Report — September 30, 2024

BIGCX-09/24-AR

BlackRock Impact Mortgage Fund

Class K Shares | BIGLX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$122	1.15%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.20%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,065	$10,098	$10,097
Nov 14	$10,140	$10,170	$10,163
Dec 14	$10,161	$10,179	$10,179
Jan 15	$10,333	$10,393	$10,265
Feb 15	$10,254	$10,295	$10,248
Mar 15	$10,307	$10,343	$10,286
Apr 15	$10,277	$10,306	$10,291
May 15	$10,247	$10,281	$10,288
Jun 15	$10,160	$10,169	$10,210
Jul 15	$10,225	$10,240	$10,274
Aug 15	$10,214	$10,225	$10,283
Sep 15	$10,271	$10,294	$10,343
Oct 15	$10,271	$10,296	$10,350
Nov 15	$10,235	$10,269	$10,336
Dec 15	$10,217	$10,235	$10,332
Jan 16	$10,372	$10,376	$10,466
Feb 16	$10,438	$10,450	$10,505
Mar 16	$10,476	$10,546	$10,536
Apr 16	$10,486	$10,586	$10,554
May 16	$10,485	$10,589	$10,567
Jun 16	$10,650	$10,779	$10,653
Jul 16	$10,676	$10,847	$10,675
Aug 16	$10,642	$10,835	$10,687
Sep 16	$10,657	$10,829	$10,717
Oct 16	$10,584	$10,746	$10,688
Nov 16	$10,383	$10,492	$10,505
Dec 16	$10,373	$10,506	$10,505
Jan 17	$10,384	$10,527	$10,502
Feb 17	$10,444	$10,598	$10,552
Mar 17	$10,435	$10,592	$10,555
Apr 17	$10,495	$10,674	$10,624
May 17	$10,564	$10,756	$10,690
Jun 17	$10,544	$10,745	$10,647
Jul 17	$10,562	$10,792	$10,695
Aug 17	$10,651	$10,888	$10,773
Sep 17	$10,599	$10,836	$10,749
Oct 17	$10,579	$10,843	$10,745
Nov 17	$10,561	$10,829	$10,730
Dec 17	$10,574	$10,879	$10,765
Jan 18	$10,460	$10,753	$10,639
Feb 18	$10,387	$10,651	$10,569
Mar 18	$10,456	$10,720	$10,637
Apr 18	$10,393	$10,640	$10,583
May 18	$10,485	$10,716	$10,657
Jun 18	$10,486	$10,703	$10,662
Jul 18	$10,447	$10,705	$10,651
Aug 18	$10,523	$10,774	$10,716
Sep 18	$10,434	$10,705	$10,650
Oct 18	$10,366	$10,620	$10,583
Nov 18	$10,462	$10,683	$10,678
Dec 18	$10,645	$10,880	$10,872
Jan 19	$10,711	$10,995	$10,958
Feb 19	$10,693	$10,989	$10,948
Mar 19	$10,877	$11,200	$11,107
Apr 19	$10,852	$11,203	$11,101
May 19	$11,047	$11,402	$11,244
Jun 19	$11,167	$11,545	$11,325
Jul 19	$11,180	$11,570	$11,371
Aug 19	$11,416	$11,870	$11,472
Sep 19	$11,353	$11,807	$11,480
Oct 19	$11,375	$11,842	$11,521
Nov 19	$11,365	$11,836	$11,530
Dec 19	$11,367	$11,828	$11,562
Jan 20	$11,537	$12,056	$11,643
Feb 20	$11,740	$12,273	$11,764
Mar 20	$11,913	$12,200	$11,888
Apr 20	$12,033	$12,417	$11,964
May 20	$12,038	$12,475	$11,978
Jun 20	$12,067	$12,554	$11,967
Jul 20	$12,161	$12,741	$11,989
Aug 20	$12,112	$12,638	$11,993
Sep 20	$12,133	$12,632	$11,980
Oct 20	$12,094	$12,575	$11,976
Nov 20	$12,121	$12,698	$11,984
Dec 20	$12,132	$12,716	$12,010
Jan 21	$12,095	$12,625	$12,019
Feb 21	$11,966	$12,443	$11,939
Mar 21	$11,851	$12,287	$11,878
Apr 21	$11,924	$12,384	$11,943
May 21	$11,928	$12,425	$11,922
Jun 21	$11,968	$12,512	$11,917
Jul 21	$12,061	$12,652	$11,992
Aug 21	$12,051	$12,628	$11,972
Sep 21	$11,988	$12,518	$11,929
Oct 21	$11,968	$12,515	$11,906
Nov 21	$12,013	$12,552	$11,895
Dec 21	$11,983	$12,520	$11,885
Jan 22	$11,786	$12,250	$11,708
Feb 22	$11,668	$12,114	$11,595
Mar 22	$11,329	$11,777	$11,294
Apr 22	$10,956	$11,330	$10,897
May 22	$11,018	$11,403	$11,018
Jun 22	$10,879	$11,224	$10,841
Jul 22	$11,113	$11,498	$11,190
Aug 22	$10,780	$11,174	$10,807
Sep 22	$10,223	$10,691	$10,261
Oct 22	$10,062	$10,552	$10,115
Nov 22	$10,490	$10,940	$10,527
Dec 22	$10,407	$10,891	$10,481
Jan 23	$10,756	$11,226	$10,826
Feb 23	$10,502	$10,936	$10,540
Mar 23	$10,718	$11,214	$10,746
Apr 23	$10,761	$11,282	$10,801
May 23	$10,674	$11,159	$10,722
Jun 23	$10,613	$11,119	$10,676
Jul 23	$10,599	$11,111	$10,668
Aug 23	$10,503	$11,040	$10,581
Sep 23	$10,161	$10,760	$10,244
Oct 23	$9,925	$10,590	$10,032
Nov 23	$10,461	$11,069	$10,555
Dec 23	$10,903	$11,493	$11,010
Jan 24	$10,850	$11,462	$10,959
Feb 24	$10,679	$11,300	$10,781
Mar 24	$10,781	$11,404	$10,895
Apr 24	$10,460	$11,116	$10,565
May 24	$10,665	$11,304	$10,776
Jun 24	$10,794	$11,411	$10,902
Jul 24	$11,082	$11,678	$11,190
Aug 24	$11,264	$11,846	$11,370
Sep 24	$11,401	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.20%	0.08%	1.32%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Class K Shares | BIGLX

Annual Shareholder Report — September 30, 2024

BIGLX-09/24-AR

BlackRock Impact Mortgage Fund

Class R Shares | BGBRX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$180	1.70%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.57%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,060	$10,098	$10,097
Nov 14	$10,120	$10,170	$10,163
Dec 14	$10,137	$10,179	$10,179
Jan 15	$10,312	$10,393	$10,265
Feb 15	$10,229	$10,295	$10,248
Mar 15	$10,267	$10,343	$10,286
Apr 15	$10,241	$10,306	$10,291
May 15	$10,207	$10,281	$10,288
Jun 15	$10,105	$10,169	$10,210
Jul 15	$10,175	$10,240	$10,274
Aug 15	$10,159	$10,225	$10,283
Sep 15	$10,210	$10,294	$10,343
Oct 15	$10,196	$10,296	$10,350
Nov 15	$10,155	$10,269	$10,336
Dec 15	$10,133	$10,235	$10,332
Jan 16	$10,281	$10,376	$10,466
Feb 16	$10,342	$10,450	$10,505
Mar 16	$10,374	$10,546	$10,536
Apr 16	$10,379	$10,586	$10,554
May 16	$10,383	$10,589	$10,567
Jun 16	$10,530	$10,779	$10,653
Jul 16	$10,551	$10,847	$10,675
Aug 16	$10,522	$10,835	$10,687
Sep 16	$10,522	$10,829	$10,717
Oct 16	$10,445	$10,746	$10,688
Nov 16	$10,243	$10,492	$10,505
Dec 16	$10,229	$10,506	$10,505
Jan 17	$10,245	$10,527	$10,502
Feb 17	$10,290	$10,598	$10,552
Mar 17	$10,287	$10,592	$10,555
Apr 17	$10,332	$10,674	$10,624
May 17	$10,396	$10,756	$10,690
Jun 17	$10,371	$10,745	$10,647
Jul 17	$10,385	$10,792	$10,695
Aug 17	$10,468	$10,888	$10,773
Sep 17	$10,413	$10,836	$10,749
Oct 17	$10,389	$10,843	$10,745
Nov 17	$10,367	$10,829	$10,730
Dec 17	$10,376	$10,879	$10,765
Jan 18	$10,259	$10,753	$10,639
Feb 18	$10,193	$10,651	$10,569
Mar 18	$10,246	$10,720	$10,637
Apr 18	$10,180	$10,640	$10,583
May 18	$10,266	$10,716	$10,657
Jun 18	$10,262	$10,703	$10,662
Jul 18	$10,219	$10,705	$10,651
Aug 18	$10,289	$10,774	$10,716
Sep 18	$10,197	$10,705	$10,650
Oct 18	$10,125	$10,620	$10,583
Nov 18	$10,215	$10,683	$10,678
Dec 18	$10,389	$10,880	$10,872
Jan 19	$10,448	$10,995	$10,958
Feb 19	$10,426	$10,989	$10,948
Mar 19	$10,600	$11,200	$11,107
Apr 19	$10,571	$11,203	$11,101
May 19	$10,766	$11,402	$11,244
Jun 19	$10,868	$11,545	$11,325
Jul 19	$10,875	$11,570	$11,371
Aug 19	$11,099	$11,870	$11,472
Sep 19	$11,044	$11,807	$11,480
Oct 19	$11,060	$11,842	$11,521
Nov 19	$11,035	$11,836	$11,530
Dec 19	$11,032	$11,828	$11,562
Jan 20	$11,192	$12,056	$11,643
Feb 20	$11,393	$12,273	$11,764
Mar 20	$11,556	$12,200	$11,888
Apr 20	$11,656	$12,417	$11,964
May 20	$11,667	$12,475	$11,978
Jun 20	$11,689	$12,554	$11,967
Jul 20	$11,764	$12,741	$11,989
Aug 20	$11,712	$12,638	$11,993
Sep 20	$11,727	$12,632	$11,980
Oct 20	$11,683	$12,575	$11,976
Nov 20	$11,714	$12,698	$11,984
Dec 20	$11,709	$12,716	$12,010
Jan 21	$11,668	$12,625	$12,019
Feb 21	$11,539	$12,443	$11,939
Mar 21	$11,423	$12,287	$11,878
Apr 21	$11,488	$12,384	$11,943
May 21	$11,487	$12,425	$11,922
Jun 21	$11,531	$12,512	$11,917
Jul 21	$11,614	$12,652	$11,992
Aug 21	$11,589	$12,628	$11,972
Sep 21	$11,523	$12,518	$11,929
Oct 21	$11,509	$12,515	$11,906
Nov 21	$11,547	$12,552	$11,895
Dec 21	$11,502	$12,520	$11,885
Jan 22	$11,309	$12,250	$11,708
Feb 22	$11,191	$12,114	$11,595
Mar 22	$10,861	$11,777	$11,294
Apr 22	$10,499	$11,330	$10,897
May 22	$10,565	$11,403	$11,018
Jun 22	$10,416	$11,224	$10,841
Jul 22	$10,635	$11,498	$11,190
Aug 22	$10,312	$11,174	$10,807
Sep 22	$9,776	$10,691	$10,261
Oct 22	$9,619	$10,552	$10,115
Nov 22	$10,022	$10,940	$10,527
Dec 22	$9,938	$10,891	$10,481
Jan 23	$10,266	$11,226	$10,826
Feb 23	$10,020	$10,936	$10,540
Mar 23	$10,221	$11,214	$10,746
Apr 23	$10,257	$11,282	$10,801
May 23	$10,170	$11,159	$10,722
Jun 23	$10,107	$11,119	$10,676
Jul 23	$10,089	$11,111	$10,668
Aug 23	$9,993	$11,040	$10,581
Sep 23	$9,665	$10,760	$10,244
Oct 23	$9,436	$10,590	$10,032
Nov 23	$9,941	$11,069	$10,555
Dec 23	$10,355	$11,493	$11,010
Jan 24	$10,299	$11,462	$10,959
Feb 24	$10,133	$11,300	$10,781
Mar 24	$10,225	$11,404	$10,895
Apr 24	$9,918	$11,116	$10,565
May 24	$10,106	$11,304	$10,776
Jun 24	$10,224	$11,411	$10,902
Jul 24	$10,491	$11,678	$11,190
Aug 24	$10,658	$11,846	$11,370
Sep 24	$10,783	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	11.57%	(0.48)%	0.76%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Average annual total returns reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Class R Shares | BGBRX

Annual Shareholder Report — September 30, 2024

BGBRX-09/24-AR

BlackRock Income Fund

Institutional Shares | BMSIX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.62%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.81%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,091	$10,098	$10,072
Nov 14	$10,132	$10,152	$10,083
Dec 14	$9,997	$10,134	$9,952
Jan 15	$10,035	$10,327	$10,031
Feb 15	$10,214	$10,267	$10,141
Mar 15	$10,218	$10,309	$10,180
Apr 15	$10,292	$10,297	$10,287
May 15	$10,318	$10,279	$10,315
Jun 15	$10,273	$10,164	$10,216
Jul 15	$10,310	$10,224	$10,228
Aug 15	$10,234	$10,194	$10,126
Sep 15	$10,137	$10,233	$10,057
Oct 15	$10,233	$10,266	$10,183
Nov 15	$10,124	$10,229	$10,116
Dec 15	$10,036	$10,178	$9,978
Jan 16	$10,000	$10,290	$9,958
Feb 16	$10,014	$10,363	$10,007
Mar 16	$10,227	$10,490	$10,291
Apr 16	$10,410	$10,562	$10,481
May 16	$10,470	$10,570	$10,527
Jun 16	$10,456	$10,756	$10,652
Jul 16	$10,623	$10,844	$10,824
Aug 16	$10,714	$10,856	$10,930
Sep 16	$10,754	$10,859	$10,971
Oct 16	$10,761	$10,787	$10,978
Nov 16	$10,680	$10,544	$10,846
Dec 16	$10,811	$10,576	$10,939
Jan 17	$10,906	$10,613	$11,045
Feb 17	$11,018	$10,695	$11,146
Mar 17	$11,035	$10,691	$11,157
Apr 17	$11,138	$10,780	$11,262
May 17	$11,220	$10,863	$11,337
Jun 17	$11,234	$10,854	$11,331
Jul 17	$11,338	$10,908	$11,418
Aug 17	$11,365	$11,002	$11,494
Sep 17	$11,412	$10,963	$11,507
Oct 17	$11,484	$10,976	$11,564
Nov 17	$11,476	$10,960	$11,549
Dec 17	$11,525	$11,008	$11,589
Jan 18	$11,642	$10,902	$11,603
Feb 18	$11,545	$10,799	$11,534
Mar 18	$11,497	$10,853	$11,540
Apr 18	$11,540	$10,781	$11,517
May 18	$11,536	$10,840	$11,500
Jun 18	$11,507	$10,824	$11,475
Jul 18	$11,621	$10,847	$11,585
Aug 18	$11,657	$10,900	$11,568
Sep 18	$11,699	$10,853	$11,642
Oct 18	$11,605	$10,763	$11,569
Nov 18	$11,535	$10,811	$11,531
Dec 18	$11,400	$10,980	$11,501
Jan 19	$11,731	$11,132	$11,806
Feb 19	$11,856	$11,144	$11,942
Mar 19	$11,976	$11,345	$12,050
Apr 19	$12,105	$11,361	$12,157
May 19	$12,128	$11,535	$12,201
Jun 19	$12,307	$11,698	$12,394
Jul 19	$12,379	$11,733	$12,480
Aug 19	$12,510	$11,998	$12,507
Sep 19	$12,545	$11,946	$12,540
Oct 19	$12,582	$11,985	$12,576
Nov 19	$12,618	$11,982	$12,603
Dec 19	$12,767	$12,000	$12,749
Jan 20	$12,850	$12,216	$12,907
Feb 20	$12,795	$12,399	$12,874
Mar 20	$11,455	$12,156	$11,571
Apr 20	$12,002	$12,400	$11,982
May 20	$12,413	$12,516	$12,392
Jun 20	$12,596	$12,620	$12,629
Jul 20	$12,997	$12,842	$12,916
Aug 20	$13,105	$12,768	$13,044
Sep 20	$13,033	$12,745	$13,012
Oct 20	$13,052	$12,699	$13,019
Nov 20	$13,470	$12,865	$13,349
Dec 20	$13,648	$12,909	$13,535
Jan 21	$13,666	$12,828	$13,571
Feb 21	$13,741	$12,663	$13,552
Mar 21	$13,757	$12,515	$13,482
Apr 21	$13,834	$12,621	$13,601
May 21	$13,886	$12,669	$13,688
Jun 21	$13,949	$12,761	$13,764
Jul 21	$13,884	$12,889	$13,807
Aug 21	$13,965	$12,881	$13,867
Sep 21	$13,832	$12,771	$13,815
Oct 21	$13,630	$12,760	$13,776
Nov 21	$13,558	$12,776	$13,700
Dec 21	$13,638	$12,767	$13,787
Jan 22	$13,393	$12,487	$13,609
Feb 22	$13,144	$12,317	$13,304
Mar 22	$13,045	$11,986	$13,104
Apr 22	$12,754	$11,539	$12,853
May 22	$12,614	$11,603	$12,747
Jun 22	$12,172	$11,371	$12,333
Jul 22	$12,479	$11,657	$12,627
Aug 22	$12,358	$11,354	$12,564
Sep 22	$11,903	$10,865	$12,132
Oct 22	$11,940	$10,745	$12,111
Nov 22	$12,317	$11,146	$12,517
Dec 22	$12,345	$11,108	$12,580
Jan 23	$12,724	$11,453	$12,964
Feb 23	$12,531	$11,171	$12,825
Mar 23	$12,620	$11,434	$12,901
Apr 23	$12,700	$11,503	$13,002
May 23	$12,618	$11,384	$12,942
Jun 23	$12,710	$11,366	$13,091
Jul 23	$12,820	$11,378	$13,230
Aug 23	$12,845	$11,309	$13,247
Sep 23	$12,733	$11,040	$13,179
Oct 23	$12,624	$10,874	$13,080
Nov 23	$13,126	$11,363	$13,493
Dec 23	$13,499	$11,794	$13,883
Jan 24	$13,585	$11,766	$13,957
Feb 24	$13,515	$11,625	$14,017
Mar 24	$13,661	$11,739	$14,169
Apr 24	$13,500	$11,465	$14,074
May 24	$13,694	$11,655	$14,255
Jun 24	$13,793	$11,761	$14,358
Jul 24	$14,035	$12,028	$14,574
Aug 24	$14,200	$12,205	$14,768
Sep 24	$14,364	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	12.81%	2.75%	3.69%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Institutional Shares | BMSIX

Annual Shareholder Report — September 30, 2024

BMSIX-09/24-AR

BlackRock Income Fund

Investor A Shares | BMSAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$93	0.88%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 12.53%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$9,827	$10,098	$10,072
Nov 14	$9,875	$10,152	$10,083
Dec 14	$9,742	$10,134	$9,952
Jan 15	$9,766	$10,327	$10,031
Feb 15	$9,939	$10,267	$10,141
Mar 15	$9,951	$10,309	$10,180
Apr 15	$10,011	$10,297	$10,287
May 15	$10,043	$10,279	$10,315
Jun 15	$9,998	$10,164	$10,216
Jul 15	$10,031	$10,224	$10,228
Aug 15	$9,956	$10,194	$10,126
Sep 15	$9,859	$10,233	$10,057
Oct 15	$9,950	$10,266	$10,183
Nov 15	$9,832	$10,229	$10,116
Dec 15	$9,744	$10,178	$9,978
Jan 16	$9,717	$10,290	$9,958
Feb 16	$9,729	$10,363	$10,007
Mar 16	$9,935	$10,490	$10,291
Apr 16	$10,100	$10,562	$10,481
May 16	$10,166	$10,570	$10,527
Jun 16	$10,151	$10,756	$10,652
Jul 16	$10,311	$10,844	$10,824
Aug 16	$10,387	$10,856	$10,930
Sep 16	$10,423	$10,859	$10,971
Oct 16	$10,428	$10,787	$10,978
Nov 16	$10,357	$10,544	$10,846
Dec 16	$10,471	$10,576	$10,939
Jan 17	$10,572	$10,613	$11,045
Feb 17	$10,678	$10,695	$11,146
Mar 17	$10,682	$10,691	$11,157
Apr 17	$10,790	$10,780	$11,262
May 17	$10,868	$10,863	$11,337
Jun 17	$10,868	$10,854	$11,331
Jul 17	$10,967	$10,908	$11,418
Aug 17	$11,001	$11,002	$11,494
Sep 17	$11,033	$10,963	$11,507
Oct 17	$11,111	$10,976	$11,564
Nov 17	$11,091	$10,960	$11,549
Dec 17	$11,136	$11,008	$11,589
Jan 18	$11,247	$10,902	$11,603
Feb 18	$11,161	$10,799	$11,534
Mar 18	$11,113	$10,853	$11,540
Apr 18	$11,152	$10,781	$11,517
May 18	$11,145	$10,840	$11,500
Jun 18	$11,116	$10,824	$11,475
Jul 18	$11,224	$10,847	$11,585
Aug 18	$11,256	$10,900	$11,568
Sep 18	$11,294	$10,853	$11,642
Oct 18	$11,200	$10,763	$11,569
Nov 18	$11,130	$10,811	$11,531
Dec 18	$10,998	$10,980	$11,501
Jan 19	$11,315	$11,132	$11,806
Feb 19	$11,434	$11,144	$11,942
Mar 19	$11,547	$11,345	$12,050
Apr 19	$11,657	$11,361	$12,157
May 19	$11,689	$11,535	$12,201
Jun 19	$11,859	$11,698	$12,394
Jul 19	$11,926	$11,733	$12,480
Aug 19	$12,050	$11,998	$12,507
Sep 19	$12,080	$11,946	$12,540
Oct 19	$12,113	$11,985	$12,576
Nov 19	$12,146	$11,982	$12,603
Dec 19	$12,287	$12,000	$12,749
Jan 20	$12,364	$12,216	$12,907
Feb 20	$12,309	$12,399	$12,874
Mar 20	$11,017	$12,156	$11,571
Apr 20	$11,540	$12,400	$11,982
May 20	$11,933	$12,516	$12,392
Jun 20	$12,107	$12,620	$12,629
Jul 20	$12,490	$12,842	$12,916
Aug 20	$12,591	$12,768	$13,044
Sep 20	$12,519	$12,745	$13,012
Oct 20	$12,535	$12,699	$13,019
Nov 20	$12,934	$12,865	$13,349
Dec 20	$13,102	$12,909	$13,535
Jan 21	$13,104	$12,828	$13,571
Feb 21	$13,186	$12,663	$13,552
Mar 21	$13,198	$12,515	$13,482
Apr 21	$13,270	$12,621	$13,601
May 21	$13,317	$12,669	$13,688
Jun 21	$13,375	$12,761	$13,764
Jul 21	$13,310	$12,889	$13,807
Aug 21	$13,384	$12,881	$13,867
Sep 21	$13,241	$12,771	$13,815
Oct 21	$13,057	$12,760	$13,776
Nov 21	$12,986	$12,776	$13,700
Dec 21	$13,046	$12,767	$13,787
Jan 22	$12,822	$12,487	$13,609
Feb 22	$12,581	$12,317	$13,304
Mar 22	$12,484	$11,986	$13,104
Apr 22	$12,203	$11,539	$12,853
May 22	$12,066	$11,603	$12,747
Jun 22	$11,641	$11,371	$12,333
Jul 22	$11,932	$11,657	$12,627
Aug 22	$11,814	$11,354	$12,564
Sep 22	$11,377	$10,865	$12,132
Oct 22	$11,410	$10,745	$12,111
Nov 22	$11,767	$11,146	$12,517
Dec 22	$11,792	$11,108	$12,580
Jan 23	$12,151	$11,453	$12,964
Feb 23	$11,951	$11,171	$12,825
Mar 23	$12,047	$11,434	$12,901
Apr 23	$12,121	$11,503	$13,002
May 23	$12,040	$11,384	$12,942
Jun 23	$12,125	$11,366	$13,091
Jul 23	$12,228	$11,378	$13,230
Aug 23	$12,249	$11,309	$13,247
Sep 23	$12,140	$11,040	$13,179
Oct 23	$12,019	$10,874	$13,080
Nov 23	$12,509	$11,363	$13,493
Dec 23	$12,862	$11,794	$13,883
Jan 24	$12,941	$11,766	$13,957
Feb 24	$12,872	$11,625	$14,017
Mar 24	$13,009	$11,739	$14,169
Apr 24	$12,852	$11,465	$14,074
May 24	$13,034	$11,655	$14,255
Jun 24	$13,126	$11,761	$14,358
Jul 24	$13,353	$12,028	$14,574
Aug 24	$13,508	$12,205	$14,768
Sep 24	$13,661	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	12.53%	2.49%	3.43%
Investor A Shares (with sales charge)...
	9.72	1.97	3.17
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor A Shares | BMSAX

Annual Shareholder Report — September 30, 2024

BMSAX-09/24-AR

BlackRock Income Fund

Investor C Shares | BMSCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.63%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,082	$10,098	$10,072
Nov 14	$10,115	$10,152	$10,083
Dec 14	$9,972	$10,134	$9,952
Jan 15	$10,001	$10,327	$10,031
Feb 15	$10,172	$10,267	$10,141
Mar 15	$10,168	$10,309	$10,180
Apr 15	$10,233	$10,297	$10,287
May 15	$10,259	$10,279	$10,315
Jun 15	$10,197	$10,164	$10,216
Jul 15	$10,225	$10,224	$10,228
Aug 15	$10,141	$10,194	$10,126
Sep 15	$10,036	$10,233	$10,057
Oct 15	$10,123	$10,266	$10,183
Nov 15	$10,007	$10,229	$10,116
Dec 15	$9,911	$10,178	$9,978
Jan 16	$9,867	$10,290	$9,958
Feb 16	$9,873	$10,363	$10,007
Mar 16	$10,086	$10,490	$10,291
Apr 16	$10,247	$10,562	$10,481
May 16	$10,297	$10,570	$10,527
Jun 16	$10,285	$10,756	$10,652
Jul 16	$10,431	$10,844	$10,824
Aug 16	$10,511	$10,856	$10,930
Sep 16	$10,541	$10,859	$10,971
Oct 16	$10,539	$10,787	$10,978
Nov 16	$10,451	$10,544	$10,846
Dec 16	$10,570	$10,576	$10,939
Jan 17	$10,654	$10,613	$11,045
Feb 17	$10,755	$10,695	$11,146
Mar 17	$10,763	$10,691	$11,157
Apr 17	$10,855	$10,780	$11,262
May 17	$10,926	$10,863	$11,337
Jun 17	$10,931	$10,854	$11,331
Jul 17	$11,022	$10,908	$11,418
Aug 17	$11,040	$11,002	$11,494
Sep 17	$11,076	$10,963	$11,507
Oct 17	$11,136	$10,976	$11,564
Nov 17	$11,119	$10,960	$11,549
Dec 17	$11,157	$11,008	$11,589
Jan 18	$11,261	$10,902	$11,603
Feb 18	$11,158	$10,799	$11,534
Mar 18	$11,103	$10,853	$11,540
Apr 18	$11,135	$10,781	$11,517
May 18	$11,122	$10,840	$11,500
Jun 18	$11,085	$10,824	$11,475
Jul 18	$11,197	$10,847	$11,585
Aug 18	$11,210	$10,900	$11,568
Sep 18	$11,242	$10,853	$11,642
Oct 18	$11,142	$10,763	$11,569
Nov 18	$11,065	$10,811	$11,531
Dec 18	$10,927	$10,980	$11,501
Jan 19	$11,235	$11,132	$11,806
Feb 19	$11,346	$11,144	$11,942
Mar 19	$11,462	$11,345	$12,050
Apr 19	$11,564	$11,361	$12,157
May 19	$11,588	$11,535	$12,201
Jun 19	$11,738	$11,698	$12,394
Jul 19	$11,797	$11,733	$12,480
Aug 19	$11,912	$11,998	$12,507
Sep 19	$11,935	$11,946	$12,540
Oct 19	$11,960	$11,985	$12,576
Nov 19	$11,985	$11,982	$12,603
Dec 19	$12,116	$12,000	$12,749
Jan 20	$12,184	$12,216	$12,907
Feb 20	$12,123	$12,399	$12,874
Mar 20	$10,844	$12,156	$11,571
Apr 20	$11,352	$12,400	$11,982
May 20	$11,731	$12,516	$12,392
Jun 20	$11,895	$12,620	$12,629
Jul 20	$12,263	$12,842	$12,916
Aug 20	$12,355	$12,768	$13,044
Sep 20	$12,289	$12,745	$13,012
Oct 20	$12,284	$12,699	$13,019
Nov 20	$12,679	$12,865	$13,349
Dec 20	$12,836	$12,909	$13,535
Jan 21	$12,830	$12,828	$13,571
Feb 21	$12,903	$12,663	$13,552
Mar 21	$12,906	$12,515	$13,482
Apr 21	$12,968	$12,621	$13,601
May 21	$13,006	$12,669	$13,688
Jun 21	$13,042	$12,761	$13,764
Jul 21	$12,971	$12,889	$13,807
Aug 21	$13,047	$12,881	$13,867
Sep 21	$12,900	$12,771	$13,815
Oct 21	$12,713	$12,760	$13,776
Nov 21	$12,623	$12,776	$13,700
Dec 21	$12,686	$12,767	$13,787
Jan 22	$12,460	$12,487	$13,609
Feb 22	$12,207	$12,317	$13,304
Mar 22	$12,118	$11,986	$13,104
Apr 22	$11,838	$11,539	$12,853
May 22	$11,685	$11,603	$12,747
Jun 22	$11,266	$11,371	$12,333
Jul 22	$11,554	$11,657	$12,627
Aug 22	$11,432	$11,354	$12,564
Sep 22	$10,989	$10,865	$12,132
Oct 22	$11,021	$10,745	$12,111
Nov 22	$11,367	$11,146	$12,517
Dec 22	$11,391	$11,108	$12,580
Jan 23	$11,738	$11,453	$12,964
Feb 23	$11,544	$11,171	$12,825
Mar 23	$11,637	$11,434	$12,901
Apr 23	$11,708	$11,503	$13,002
May 23	$11,630	$11,384	$12,942
Jun 23	$11,713	$11,366	$13,091
Jul 23	$11,812	$11,378	$13,230
Aug 23	$11,832	$11,309	$13,247
Sep 23	$11,727	$11,040	$13,179
Oct 23	$11,610	$10,874	$13,080
Nov 23	$12,083	$11,363	$13,493
Dec 23	$12,425	$11,794	$13,883
Jan 24	$12,501	$11,766	$13,957
Feb 24	$12,434	$11,625	$14,017
Mar 24	$12,566	$11,739	$14,169
Apr 24	$12,415	$11,465	$14,074
May 24	$12,591	$11,655	$14,255
Jun 24	$12,679	$11,761	$14,358
Jul 24	$12,899	$12,028	$14,574
Aug 24	$13,048	$12,205	$14,768
Sep 24	$13,196	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	11.69%	1.75%	2.81%
Investor C Shares (with sales charge)...
	10.69	1.75	2.81
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor C Shares | BMSCX

Annual Shareholder Report — September 30, 2024

BMSCX-09/24-AR

BlackRock Income Fund

Class K Shares | BMSKX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$61	0.57%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.86%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,091	$10,098	$10,072
Nov 14	$10,132	$10,152	$10,083
Dec 14	$9,997	$10,134	$9,952
Jan 15	$10,035	$10,327	$10,031
Feb 15	$10,214	$10,267	$10,141
Mar 15	$10,218	$10,309	$10,180
Apr 15	$10,292	$10,297	$10,287
May 15	$10,318	$10,279	$10,315
Jun 15	$10,273	$10,164	$10,216
Jul 15	$10,310	$10,224	$10,228
Aug 15	$10,234	$10,194	$10,126
Sep 15	$10,137	$10,233	$10,057
Oct 15	$10,233	$10,266	$10,183
Nov 15	$10,124	$10,229	$10,116
Dec 15	$10,036	$10,178	$9,978
Jan 16	$10,000	$10,290	$9,958
Feb 16	$10,014	$10,363	$10,007
Mar 16	$10,227	$10,490	$10,291
Apr 16	$10,410	$10,562	$10,481
May 16	$10,470	$10,570	$10,527
Jun 16	$10,456	$10,756	$10,652
Jul 16	$10,623	$10,844	$10,824
Aug 16	$10,715	$10,856	$10,930
Sep 16	$10,755	$10,859	$10,971
Oct 16	$10,762	$10,787	$10,978
Nov 16	$10,682	$10,544	$10,846
Dec 16	$10,813	$10,576	$10,939
Jan 17	$10,908	$10,613	$11,045
Feb 17	$11,021	$10,695	$11,146
Mar 17	$11,038	$10,691	$11,157
Apr 17	$11,153	$10,780	$11,262
May 17	$11,225	$10,863	$11,337
Jun 17	$11,239	$10,854	$11,331
Jul 17	$11,344	$10,908	$11,418
Aug 17	$11,383	$11,002	$11,494
Sep 17	$11,419	$10,963	$11,507
Oct 17	$11,491	$10,976	$11,564
Nov 17	$11,483	$10,960	$11,549
Dec 17	$11,533	$11,008	$11,589
Jan 18	$11,651	$10,902	$11,603
Feb 18	$11,554	$10,799	$11,534
Mar 18	$11,508	$10,853	$11,540
Apr 18	$11,550	$10,781	$11,517
May 18	$11,547	$10,840	$11,500
Jun 18	$11,519	$10,824	$11,475
Jul 18	$11,633	$10,847	$11,585
Aug 18	$11,669	$10,900	$11,568
Sep 18	$11,712	$10,853	$11,642
Oct 18	$11,618	$10,763	$11,569
Nov 18	$11,548	$10,811	$11,531
Dec 18	$11,414	$10,980	$11,501
Jan 19	$11,745	$11,132	$11,806
Feb 19	$11,871	$11,144	$11,942
Mar 19	$11,992	$11,345	$12,050
Apr 19	$12,109	$11,361	$12,157
May 19	$12,145	$11,535	$12,201
Jun 19	$12,324	$11,698	$12,394
Jul 19	$12,397	$11,733	$12,480
Aug 19	$12,529	$11,998	$12,507
Sep 19	$12,564	$11,946	$12,540
Oct 19	$12,602	$11,985	$12,576
Nov 19	$12,638	$11,982	$12,603
Dec 19	$12,788	$12,000	$12,749
Jan 20	$12,872	$12,216	$12,907
Feb 20	$12,817	$12,399	$12,874
Mar 20	$11,476	$12,156	$11,571
Apr 20	$12,023	$12,400	$11,982
May 20	$12,436	$12,516	$12,392
Jun 20	$12,620	$12,620	$12,629
Jul 20	$13,022	$12,842	$12,916
Aug 20	$13,131	$12,768	$13,044
Sep 20	$13,060	$12,745	$13,012
Oct 20	$13,079	$12,699	$13,019
Nov 20	$13,499	$12,865	$13,349
Dec 20	$13,677	$12,909	$13,535
Jan 21	$13,683	$12,828	$13,571
Feb 21	$13,772	$12,663	$13,552
Mar 21	$13,788	$12,515	$13,482
Apr 21	$13,867	$12,621	$13,601
May 21	$13,919	$12,669	$13,688
Jun 21	$13,984	$12,761	$13,764
Jul 21	$13,919	$12,889	$13,807
Aug 21	$14,001	$12,881	$13,867
Sep 21	$13,855	$12,771	$13,815
Oct 21	$13,666	$12,760	$13,776
Nov 21	$13,595	$12,776	$13,700
Dec 21	$13,662	$12,767	$13,787
Jan 22	$13,431	$12,487	$13,609
Feb 22	$13,182	$12,317	$13,304
Mar 22	$13,083	$11,986	$13,104
Apr 22	$12,792	$11,539	$12,853
May 22	$12,652	$11,603	$12,747
Jun 22	$12,209	$11,371	$12,333
Jul 22	$12,518	$11,657	$12,627
Aug 22	$12,397	$11,354	$12,564
Sep 22	$11,941	$10,865	$12,132
Oct 22	$11,978	$10,745	$12,111
Nov 22	$12,357	$11,146	$12,517
Dec 22	$12,386	$11,108	$12,580
Jan 23	$12,767	$11,453	$12,964
Feb 23	$12,574	$11,171	$12,825
Mar 23	$12,664	$11,434	$12,901
Apr 23	$12,744	$11,503	$13,002
May 23	$12,662	$11,384	$12,942
Jun 23	$12,755	$11,366	$13,091
Jul 23	$12,866	$11,378	$13,230
Aug 23	$12,891	$11,309	$13,247
Sep 23	$12,780	$11,040	$13,179
Oct 23	$12,671	$10,874	$13,080
Nov 23	$13,175	$11,363	$13,493
Dec 23	$13,550	$11,794	$13,883
Jan 24	$13,637	$11,766	$13,957
Feb 24	$13,567	$11,625	$14,017
Mar 24	$13,715	$11,739	$14,169
Apr 24	$13,553	$11,465	$14,074
May 24	$13,749	$11,655	$14,255
Jun 24	$13,848	$11,761	$14,358
Jul 24	$14,092	$12,028	$14,574
Aug 24	$14,259	$12,205	$14,768
Sep 24	$14,424	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.86%	2.80%	3.73%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Class K Shares | BMSKX

Annual Shareholder Report — September 30, 2024

BMSKX-09/24-AR

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.40%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 8.63%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,004	$10,098	$10,026
Nov 14	$10,028	$10,170	$10,041
Dec 14	$9,988	$10,179	$10,013
Jan 15	$10,051	$10,393	$10,064
Feb 15	$10,042	$10,295	$10,050
Mar 15	$10,077	$10,343	$10,073
Apr 15	$10,090	$10,306	$10,080
May 15	$10,105	$10,281	$10,089
Jun 15	$10,088	$10,169	$10,087
Jul 15	$10,102	$10,240	$10,093
Aug 15	$10,085	$10,225	$10,087
Sep 15	$10,109	$10,294	$10,116
Oct 15	$10,112	$10,296	$10,114
Nov 15	$10,095	$10,269	$10,094
Dec 15	$10,080	$10,235	$10,080
Jan 16	$10,116	$10,376	$10,133
Feb 16	$10,109	$10,450	$10,144
Mar 16	$10,145	$10,546	$10,179
Apr 16	$10,170	$10,586	$10,193
May 16	$10,173	$10,589	$10,186
Jun 16	$10,230	$10,779	$10,247
Jul 16	$10,246	$10,847	$10,249
Aug 16	$10,250	$10,835	$10,238
Sep 16	$10,274	$10,829	$10,249
Oct 16	$10,268	$10,746	$10,246
Nov 16	$10,241	$10,492	$10,203
Dec 16	$10,269	$10,506	$10,210
Jan 17	$10,297	$10,527	$10,228
Feb 17	$10,336	$10,598	$10,245
Mar 17	$10,343	$10,592	$10,250
Apr 17	$10,371	$10,674	$10,268
May 17	$10,400	$10,756	$10,285
Jun 17	$10,407	$10,745	$10,281
Jul 17	$10,449	$10,792	$10,308
Aug 17	$10,469	$10,888	$10,328
Sep 17	$10,467	$10,836	$10,316
Oct 17	$10,477	$10,843	$10,314
Nov 17	$10,463	$10,829	$10,294
Dec 17	$10,472	$10,879	$10,297
Jan 18	$10,468	$10,753	$10,272
Feb 18	$10,454	$10,651	$10,263
Mar 18	$10,462	$10,720	$10,278
Apr 18	$10,461	$10,640	$10,269
May 18	$10,484	$10,716	$10,307
Jun 18	$10,483	$10,703	$10,308
Jul 18	$10,506	$10,705	$10,315
Aug 18	$10,540	$10,774	$10,351
Sep 18	$10,539	$10,705	$10,345
Oct 18	$10,540	$10,620	$10,357
Nov 18	$10,541	$10,683	$10,386
Dec 18	$10,588	$10,880	$10,465
Jan 19	$10,658	$10,995	$10,506
Feb 19	$10,693	$10,989	$10,524
Mar 19	$10,776	$11,200	$10,593
Apr 19	$10,813	$11,203	$10,618
May 19	$10,861	$11,402	$10,689
Jun 19	$10,942	$11,545	$10,750
Jul 19	$10,943	$11,570	$10,746
Aug 19	$11,024	$11,870	$10,831
Sep 19	$11,023	$11,807	$10,826
Oct 19	$11,057	$11,842	$10,864
Nov 19	$11,055	$11,836	$10,865
Dec 19	$11,089	$11,828	$10,891
Jan 20	$11,155	$12,056	$10,951
Feb 20	$11,199	$12,273	$11,037
Mar 20	$10,748	$12,200	$11,065
Apr 20	$10,977	$12,417	$11,135
May 20	$11,126	$12,475	$11,174
Jun 20	$11,226	$12,554	$11,199
Jul 20	$11,316	$12,741	$11,222
Aug 20	$11,347	$12,638	$11,228
Sep 20	$11,354	$12,632	$11,230
Oct 20	$11,372	$12,575	$11,232
Nov 20	$11,434	$12,698	$11,245
Dec 20	$11,473	$12,716	$11,256
Jan 21	$11,486	$12,625	$11,259
Feb 21	$11,498	$12,443	$11,253
Mar 21	$11,499	$12,287	$11,253
Apr 21	$11,522	$12,384	$11,262
May 21	$11,534	$12,425	$11,274
Jun 21	$11,522	$12,512	$11,259
Jul 21	$11,511	$12,652	$11,278
Aug 21	$11,534	$12,628	$11,279
Sep 21	$11,521	$12,518	$11,270
Oct 21	$11,473	$12,515	$11,234
Nov 21	$11,437	$12,552	$11,227
Dec 21	$11,444	$12,520	$11,208
Jan 22	$11,336	$12,250	$11,131
Feb 22	$11,241	$12,114	$11,073
Mar 22	$11,091	$11,777	$10,914
Apr 22	$11,000	$11,330	$10,858
May 22	$11,042	$11,403	$10,921
Jun 22	$10,893	$11,224	$10,845
Jul 22	$11,001	$11,498	$10,900
Aug 22	$10,940	$11,174	$10,820
Sep 22	$10,759	$10,691	$10,690
Oct 22	$10,715	$10,552	$10,676
Nov 22	$10,841	$10,940	$10,761
Dec 22	$10,903	$10,891	$10,786
Jan 23	$11,035	$11,226	$10,870
Feb 23	$10,955	$10,936	$10,793
Mar 23	$11,103	$11,214	$10,947
Apr 23	$11,138	$11,282	$10,985
May 23	$11,113	$11,159	$10,952
Jun 23	$11,074	$11,119	$10,909
Jul 23	$11,138	$11,111	$10,957
Aug 23	$11,190	$11,040	$10,997
Sep 23	$11,165	$10,760	$10,995
Oct 23	$11,182	$10,590	$11,028
Nov 23	$11,362	$11,069	$11,154
Dec 23	$11,532	$11,493	$11,285
Jan 24	$11,587	$11,462	$11,333
Feb 24	$11,563	$11,300	$11,293
Mar 24	$11,620	$11,404	$11,336
Apr 24	$11,588	$11,116	$11,304
May 24	$11,686	$11,304	$11,385
Jun 24	$11,756	$11,411	$11,449
Jul 24	$11,906	$11,678	$11,583
Aug 24	$12,018	$11,846	$11,688
Sep 24	$12,128	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.63%	1.93%	1.95%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Annual Shareholder Report — September 30, 2024

BFMSX-09/24-AR

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$68	0.65%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 8.24%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$9,786	$10,098	$10,026
Nov 14	$9,797	$10,170	$10,041
Dec 14	$9,765	$10,179	$10,013
Jan 15	$9,814	$10,393	$10,064
Feb 15	$9,813	$10,295	$10,050
Mar 15	$9,834	$10,343	$10,073
Apr 15	$9,854	$10,306	$10,080
May 15	$9,855	$10,281	$10,089
Jun 15	$9,846	$10,169	$10,087
Jul 15	$9,847	$10,240	$10,093
Aug 15	$9,838	$10,225	$10,087
Sep 15	$9,849	$10,294	$10,116
Oct 15	$9,849	$10,296	$10,114
Nov 15	$9,840	$10,269	$10,094
Dec 15	$9,812	$10,235	$10,080
Jan 16	$9,855	$10,376	$10,133
Feb 16	$9,835	$10,450	$10,144
Mar 16	$9,878	$10,546	$10,179
Apr 16	$9,899	$10,586	$10,193
May 16	$9,889	$10,589	$10,186
Jun 16	$9,942	$10,779	$10,247
Jul 16	$9,954	$10,847	$10,249
Aug 16	$9,955	$10,835	$10,238
Sep 16	$9,976	$10,829	$10,249
Oct 16	$9,978	$10,746	$10,246
Nov 16	$9,950	$10,492	$10,203
Dec 16	$9,975	$10,506	$10,210
Jan 17	$10,000	$10,527	$10,228
Feb 17	$10,025	$10,598	$10,245
Mar 17	$10,029	$10,592	$10,250
Apr 17	$10,055	$10,674	$10,268
May 17	$10,091	$10,756	$10,285
Jun 17	$10,096	$10,745	$10,281
Jul 17	$10,134	$10,792	$10,308
Aug 17	$10,152	$10,888	$10,328
Sep 17	$10,148	$10,836	$10,316
Oct 17	$10,155	$10,843	$10,314
Nov 17	$10,140	$10,829	$10,294
Dec 17	$10,146	$10,879	$10,297
Jan 18	$10,141	$10,753	$10,272
Feb 18	$10,124	$10,651	$10,263
Mar 18	$10,120	$10,720	$10,278
Apr 18	$10,128	$10,640	$10,269
May 18	$10,147	$10,716	$10,307
Jun 18	$10,145	$10,703	$10,308
Jul 18	$10,153	$10,705	$10,315
Aug 18	$10,194	$10,774	$10,351
Sep 18	$10,192	$10,705	$10,345
Oct 18	$10,180	$10,620	$10,357
Nov 18	$10,189	$10,683	$10,386
Dec 18	$10,232	$10,880	$10,465
Jan 19	$10,298	$10,995	$10,506
Feb 19	$10,330	$10,989	$10,524
Mar 19	$10,397	$11,200	$10,593
Apr 19	$10,430	$11,203	$10,618
May 19	$10,485	$11,402	$10,689
Jun 19	$10,561	$11,545	$10,750
Jul 19	$10,560	$11,570	$10,746
Aug 19	$10,636	$11,870	$10,831
Sep 19	$10,622	$11,807	$10,826
Oct 19	$10,663	$11,842	$10,864
Nov 19	$10,660	$11,836	$10,865
Dec 19	$10,690	$11,828	$10,891
Jan 20	$10,741	$12,056	$10,951
Feb 20	$10,791	$12,273	$11,037
Mar 20	$10,354	$12,200	$11,065
Apr 20	$10,562	$12,417	$11,135
May 20	$10,703	$12,475	$11,174
Jun 20	$10,809	$12,554	$11,199
Jul 20	$10,882	$12,741	$11,222
Aug 20	$10,921	$12,638	$11,228
Sep 20	$10,925	$12,632	$11,230
Oct 20	$10,928	$12,575	$11,232
Nov 20	$10,998	$12,698	$11,245
Dec 20	$11,033	$12,716	$11,256
Jan 21	$11,043	$12,625	$11,259
Feb 21	$11,053	$12,443	$11,253
Mar 21	$11,051	$12,287	$11,253
Apr 21	$11,071	$12,384	$11,262
May 21	$11,080	$12,425	$11,274
Jun 21	$11,055	$12,512	$11,259
Jul 21	$11,053	$12,652	$11,278
Aug 21	$11,062	$12,628	$11,279
Sep 21	$11,058	$12,518	$11,270
Oct 21	$10,998	$12,515	$11,234
Nov 21	$10,973	$12,552	$11,227
Dec 21	$10,977	$12,520	$11,208
Jan 22	$10,872	$12,250	$11,131
Feb 22	$10,778	$12,114	$11,073
Mar 22	$10,620	$11,777	$10,914
Apr 22	$10,542	$11,330	$10,858
May 22	$10,569	$11,403	$10,921
Jun 22	$10,436	$11,224	$10,845
Jul 22	$10,525	$11,498	$10,900
Aug 22	$10,465	$11,174	$10,820
Sep 22	$10,290	$10,691	$10,690
Oct 22	$10,257	$10,552	$10,676
Nov 22	$10,375	$10,940	$10,761
Dec 22	$10,432	$10,891	$10,786
Jan 23	$10,556	$11,226	$10,870
Feb 23	$10,478	$10,936	$10,793
Mar 23	$10,605	$11,214	$10,947
Apr 23	$10,648	$11,282	$10,985
May 23	$10,622	$11,159	$10,952
Jun 23	$10,583	$11,119	$10,909
Jul 23	$10,642	$11,111	$10,957
Aug 23	$10,689	$11,040	$10,997
Sep 23	$10,663	$10,760	$10,995
Oct 23	$10,677	$10,590	$11,028
Nov 23	$10,847	$11,069	$11,154
Dec 23	$10,995	$11,493	$11,285
Jan 24	$11,057	$11,462	$11,333
Feb 24	$11,032	$11,300	$11,293
Mar 24	$11,084	$11,404	$11,336
Apr 24	$11,051	$11,116	$11,304
May 24	$11,142	$11,304	$11,385
Jun 24	$11,207	$11,411	$11,449
Jul 24	$11,335	$11,678	$11,583
Aug 24	$11,451	$11,846	$11,688
Sep 24	$11,542	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	8.24%	1.67%	1.68%
Investor A Shares (with sales charge)...
	5.80	1.21	1.44
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Annual Shareholder Report — September 30, 2024

BLDAX-09/24-AR

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$52	0.50%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A1 Shares returned 8.39%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A1 Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,013	$10,098	$10,026
Nov 14	$10,025	$10,170	$10,041
Dec 14	$9,994	$10,179	$10,013
Jan 15	$10,046	$10,393	$10,064
Feb 15	$10,046	$10,295	$10,050
Mar 15	$10,069	$10,343	$10,073
Apr 15	$10,092	$10,306	$10,080
May 15	$10,095	$10,281	$10,089
Jun 15	$10,087	$10,169	$10,087
Jul 15	$10,089	$10,240	$10,093
Aug 15	$10,071	$10,225	$10,087
Sep 15	$10,094	$10,294	$10,116
Oct 15	$10,096	$10,296	$10,114
Nov 15	$10,088	$10,269	$10,094
Dec 15	$10,061	$10,235	$10,080
Jan 16	$10,107	$10,376	$10,133
Feb 16	$10,088	$10,450	$10,144
Mar 16	$10,133	$10,546	$10,179
Apr 16	$10,156	$10,586	$10,193
May 16	$10,148	$10,589	$10,186
Jun 16	$10,204	$10,779	$10,247
Jul 16	$10,217	$10,847	$10,249
Aug 16	$10,220	$10,835	$10,238
Sep 16	$10,243	$10,829	$10,249
Oct 16	$10,247	$10,746	$10,246
Nov 16	$10,219	$10,492	$10,203
Dec 16	$10,246	$10,506	$10,210
Jan 17	$10,273	$10,527	$10,228
Feb 17	$10,300	$10,598	$10,245
Mar 17	$10,306	$10,592	$10,250
Apr 17	$10,334	$10,674	$10,268
May 17	$10,372	$10,756	$10,285
Jun 17	$10,379	$10,745	$10,281
Jul 17	$10,419	$10,792	$10,308
Aug 17	$10,439	$10,888	$10,328
Sep 17	$10,436	$10,836	$10,316
Oct 17	$10,445	$10,843	$10,314
Nov 17	$10,420	$10,829	$10,294
Dec 17	$10,438	$10,879	$10,297
Jan 18	$10,434	$10,753	$10,272
Feb 18	$10,407	$10,651	$10,263
Mar 18	$10,415	$10,720	$10,278
Apr 18	$10,425	$10,640	$10,269
May 18	$10,446	$10,716	$10,307
Jun 18	$10,433	$10,703	$10,308
Jul 18	$10,455	$10,705	$10,315
Aug 18	$10,498	$10,774	$10,351
Sep 18	$10,497	$10,705	$10,345
Oct 18	$10,486	$10,620	$10,357
Nov 18	$10,497	$10,683	$10,386
Dec 18	$10,531	$10,880	$10,465
Jan 19	$10,611	$10,995	$10,506
Feb 19	$10,646	$10,989	$10,524
Mar 19	$10,716	$11,200	$10,593
Apr 19	$10,752	$11,203	$10,618
May 19	$10,810	$11,402	$10,689
Jun 19	$10,878	$11,545	$10,750
Jul 19	$10,879	$11,570	$10,746
Aug 19	$10,969	$11,870	$10,831
Sep 19	$10,957	$11,807	$10,826
Oct 19	$10,989	$11,842	$10,864
Nov 19	$10,998	$11,836	$10,865
Dec 19	$11,030	$11,828	$10,891
Jan 20	$11,084	$12,056	$10,951
Feb 20	$11,138	$12,273	$11,037
Mar 20	$10,677	$12,200	$11,065
Apr 20	$10,904	$12,417	$11,135
May 20	$11,051	$12,475	$11,174
Jun 20	$11,162	$12,554	$11,199
Jul 20	$11,238	$12,741	$11,222
Aug 20	$11,280	$12,638	$11,228
Sep 20	$11,274	$12,632	$11,230
Oct 20	$11,291	$12,575	$11,232
Nov 20	$11,352	$12,698	$11,245
Dec 20	$11,401	$12,716	$11,256
Jan 21	$11,413	$12,625	$11,259
Feb 21	$11,424	$12,443	$11,253
Mar 21	$11,424	$12,287	$11,253
Apr 21	$11,435	$12,384	$11,262
May 21	$11,445	$12,425	$11,274
Jun 21	$11,433	$12,512	$11,259
Jul 21	$11,432	$12,652	$11,278
Aug 21	$11,443	$12,628	$11,279
Sep 21	$11,441	$12,518	$11,270
Oct 21	$11,380	$12,515	$11,234
Nov 21	$11,355	$12,552	$11,227
Dec 21	$11,349	$12,520	$11,208
Jan 22	$11,253	$12,250	$11,131
Feb 22	$11,158	$12,114	$11,073
Mar 22	$10,996	$11,777	$10,914
Apr 22	$10,905	$11,330	$10,858
May 22	$10,946	$11,403	$10,921
Jun 22	$10,797	$11,224	$10,845
Jul 22	$10,903	$11,498	$10,900
Aug 22	$10,842	$11,174	$10,820
Sep 22	$10,662	$10,691	$10,690
Oct 22	$10,630	$10,552	$10,676
Nov 22	$10,742	$10,940	$10,761
Dec 22	$10,802	$10,891	$10,786
Jan 23	$10,931	$11,226	$10,870
Feb 23	$10,864	$10,936	$10,793
Mar 23	$10,997	$11,214	$10,947
Apr 23	$11,043	$11,282	$10,985
May 23	$11,005	$11,159	$10,952
Jun 23	$10,966	$11,119	$10,909
Jul 23	$11,041	$11,111	$10,957
Aug 23	$11,091	$11,040	$10,997
Sep 23	$11,066	$10,760	$10,995
Oct 23	$11,069	$10,590	$11,028
Nov 23	$11,259	$11,069	$11,154
Dec 23	$11,414	$11,493	$11,285
Jan 24	$11,480	$11,462	$11,333
Feb 24	$11,455	$11,300	$11,293
Mar 24	$11,510	$11,404	$11,336
Apr 24	$11,478	$11,116	$11,304
May 24	$11,561	$11,304	$11,385
Jun 24	$11,630	$11,411	$11,449
Jul 24	$11,777	$11,678	$11,583
Aug 24	$11,887	$11,846	$11,688
Sep 24	$11,995	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares ...
	8.39%	1.83%	1.84%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Average annual total returns reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Annual Shareholder Report — September 30, 2024

CMGAX-09/24-AR

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$146	1.40%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 7.43%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,005	$10,098	$10,026
Nov 14	$10,010	$10,170	$10,041
Dec 14	$9,971	$10,179	$10,013
Jan 15	$10,015	$10,393	$10,064
Feb 15	$10,008	$10,295	$10,050
Mar 15	$10,023	$10,343	$10,073
Apr 15	$10,027	$10,306	$10,080
May 15	$10,033	$10,281	$10,089
Jun 15	$10,007	$10,169	$10,087
Jul 15	$10,012	$10,240	$10,093
Aug 15	$9,986	$10,225	$10,087
Sep 15	$10,000	$10,294	$10,116
Oct 15	$9,995	$10,296	$10,114
Nov 15	$9,969	$10,269	$10,094
Dec 15	$9,945	$10,235	$10,080
Jan 16	$9,972	$10,376	$10,133
Feb 16	$9,956	$10,450	$10,144
Mar 16	$9,993	$10,546	$10,179
Apr 16	$9,998	$10,586	$10,193
May 16	$9,992	$10,589	$10,186
Jun 16	$10,039	$10,779	$10,247
Jul 16	$10,045	$10,847	$10,249
Aug 16	$10,040	$10,835	$10,238
Sep 16	$10,055	$10,829	$10,249
Oct 16	$10,041	$10,746	$10,246
Nov 16	$10,006	$10,492	$10,203
Dec 16	$10,024	$10,506	$10,210
Jan 17	$10,043	$10,527	$10,228
Feb 17	$10,073	$10,598	$10,245
Mar 17	$10,072	$10,592	$10,250
Apr 17	$10,091	$10,674	$10,268
May 17	$10,110	$10,756	$10,285
Jun 17	$10,109	$10,745	$10,281
Jul 17	$10,141	$10,792	$10,308
Aug 17	$10,163	$10,888	$10,328
Sep 17	$10,152	$10,836	$10,316
Oct 17	$10,143	$10,843	$10,314
Nov 17	$10,121	$10,829	$10,294
Dec 17	$10,132	$10,879	$10,297
Jan 18	$10,120	$10,753	$10,272
Feb 18	$10,087	$10,651	$10,263
Mar 18	$10,087	$10,720	$10,278
Apr 18	$10,078	$10,640	$10,269
May 18	$10,102	$10,716	$10,307
Jun 18	$10,082	$10,703	$10,308
Jul 18	$10,095	$10,705	$10,315
Aug 18	$10,118	$10,774	$10,351
Sep 18	$10,110	$10,705	$10,345
Oct 18	$10,102	$10,620	$10,357
Nov 18	$10,095	$10,683	$10,386
Dec 18	$10,131	$10,880	$10,465
Jan 19	$10,200	$10,995	$10,506
Feb 19	$10,215	$10,989	$10,524
Mar 19	$10,286	$11,200	$10,593
Apr 19	$10,312	$11,203	$10,618
May 19	$10,360	$11,402	$10,689
Jun 19	$10,418	$11,545	$10,750
Jul 19	$10,411	$11,570	$10,746
Aug 19	$10,490	$11,870	$10,831
Sep 19	$10,470	$11,807	$10,826
Oct 19	$10,493	$11,842	$10,864
Nov 19	$10,482	$11,836	$10,865
Dec 19	$10,505	$11,828	$10,891
Jan 20	$10,560	$12,056	$10,951
Feb 20	$10,592	$12,273	$11,037
Mar 20	$10,156	$12,200	$11,065
Apr 20	$10,365	$12,417	$11,135
May 20	$10,497	$12,475	$11,174
Jun 20	$10,583	$12,554	$11,199
Jul 20	$10,658	$12,741	$11,222
Aug 20	$10,690	$12,638	$11,228
Sep 20	$10,677	$12,632	$11,230
Oct 20	$10,684	$12,575	$11,232
Nov 20	$10,734	$12,698	$11,245
Dec 20	$10,762	$12,716	$11,256
Jan 21	$10,776	$12,625	$11,259
Feb 21	$10,768	$12,443	$11,253
Mar 21	$10,759	$12,287	$11,253
Apr 21	$10,772	$12,384	$11,262
May 21	$10,774	$12,425	$11,274
Jun 21	$10,754	$12,512	$11,259
Jul 21	$10,746	$12,652	$11,278
Aug 21	$10,747	$12,628	$11,279
Sep 21	$10,737	$12,518	$11,270
Oct 21	$10,672	$12,515	$11,234
Nov 21	$10,630	$12,552	$11,227
Dec 21	$10,627	$12,520	$11,208
Jan 22	$10,529	$12,250	$11,131
Feb 22	$10,422	$12,114	$11,073
Mar 22	$10,273	$11,777	$10,914
Apr 22	$10,181	$11,330	$10,858
May 22	$10,211	$11,403	$10,921
Jun 22	$10,065	$11,224	$10,845
Jul 22	$10,156	$11,498	$10,900
Aug 22	$10,091	$11,174	$10,820
Sep 22	$9,917	$10,691	$10,690
Oct 22	$9,885	$10,552	$10,676
Nov 22	$9,999	$10,940	$10,761
Dec 22	$10,054	$10,891	$10,786
Jan 23	$10,173	$11,226	$10,870
Feb 23	$10,098	$10,936	$10,793
Mar 23	$10,220	$11,214	$10,947
Apr 23	$10,262	$11,282	$10,985
May 23	$10,236	$11,159	$10,952
Jun 23	$10,199	$11,119	$10,909
Jul 23	$10,256	$11,111	$10,957
Aug 23	$10,301	$11,040	$10,997
Sep 23	$10,276	$10,760	$10,995
Oct 23	$10,289	$10,590	$11,028
Nov 23	$10,453	$11,069	$11,154
Dec 23	$10,595	$11,493	$11,285
Jan 24	$10,655	$11,462	$11,333
Feb 24	$10,631	$11,300	$11,293
Mar 24	$10,681	$11,404	$11,336
Apr 24	$10,650	$11,116	$11,304
May 24	$10,738	$11,304	$11,385
Jun 24	$10,800	$11,411	$11,449
Jul 24	$10,924	$11,678	$11,583
Aug 24	$11,036	$11,846	$11,688
Sep 24	$11,123	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.43%	0.92%	1.07%
Investor C Shares (with sales charge)...
	6.43	0.92	1.07
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Annual Shareholder Report — September 30, 2024

BLDCX-09/24-AR

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.35%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 8.68%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,015	$10,098	$10,026
Nov 14	$10,029	$10,170	$10,041
Dec 14	$9,999	$10,179	$10,013
Jan 15	$10,053	$10,393	$10,064
Feb 15	$10,055	$10,295	$10,050
Mar 15	$10,079	$10,343	$10,073
Apr 15	$10,093	$10,306	$10,080
May 15	$10,108	$10,281	$10,089
Jun 15	$10,091	$10,169	$10,087
Jul 15	$10,106	$10,240	$10,093
Aug 15	$10,090	$10,225	$10,087
Sep 15	$10,114	$10,294	$10,116
Oct 15	$10,118	$10,296	$10,114
Nov 15	$10,101	$10,269	$10,094
Dec 15	$10,086	$10,235	$10,080
Jan 16	$10,123	$10,376	$10,133
Feb 16	$10,116	$10,450	$10,144
Mar 16	$10,164	$10,546	$10,179
Apr 16	$10,178	$10,586	$10,193
May 16	$10,182	$10,589	$10,186
Jun 16	$10,239	$10,779	$10,247
Jul 16	$10,255	$10,847	$10,249
Aug 16	$10,259	$10,835	$10,238
Sep 16	$10,284	$10,829	$10,249
Oct 16	$10,279	$10,746	$10,246
Nov 16	$10,252	$10,492	$10,203
Dec 16	$10,280	$10,506	$10,210
Jan 17	$10,320	$10,527	$10,228
Feb 17	$10,348	$10,598	$10,245
Mar 17	$10,355	$10,592	$10,250
Apr 17	$10,384	$10,674	$10,268
May 17	$10,414	$10,756	$10,285
Jun 17	$10,421	$10,745	$10,281
Jul 17	$10,463	$10,792	$10,308
Aug 17	$10,495	$10,888	$10,328
Sep 17	$10,494	$10,836	$10,316
Oct 17	$10,493	$10,843	$10,314
Nov 17	$10,480	$10,829	$10,294
Dec 17	$10,500	$10,879	$10,297
Jan 18	$10,497	$10,753	$10,272
Feb 18	$10,471	$10,651	$10,263
Mar 18	$10,481	$10,720	$10,278
Apr 18	$10,480	$10,640	$10,269
May 18	$10,503	$10,716	$10,307
Jun 18	$10,503	$10,703	$10,308
Jul 18	$10,525	$10,705	$10,315
Aug 18	$10,559	$10,774	$10,351
Sep 18	$10,559	$10,705	$10,345
Oct 18	$10,561	$10,620	$10,357
Nov 18	$10,562	$10,683	$10,386
Dec 18	$10,609	$10,880	$10,465
Jan 19	$10,691	$10,995	$10,506
Feb 19	$10,716	$10,989	$10,524
Mar 19	$10,800	$11,200	$10,593
Apr 19	$10,836	$11,203	$10,618
May 19	$10,896	$11,402	$10,689
Jun 19	$10,967	$11,545	$10,750
Jul 19	$10,969	$11,570	$10,746
Aug 19	$11,050	$11,870	$10,831
Sep 19	$11,050	$11,807	$10,826
Oct 19	$11,084	$11,842	$10,864
Nov 19	$11,083	$11,836	$10,865
Dec 19	$11,117	$11,828	$10,891
Jan 20	$11,184	$12,056	$10,951
Feb 20	$11,228	$12,273	$11,037
Mar 20	$10,776	$12,200	$11,065
Apr 20	$11,006	$12,417	$11,135
May 20	$11,156	$12,475	$11,174
Jun 20	$11,258	$12,554	$11,199
Jul 20	$11,348	$12,741	$11,222
Aug 20	$11,380	$12,638	$11,228
Sep 20	$11,387	$12,632	$11,230
Oct 20	$11,405	$12,575	$11,232
Nov 20	$11,469	$12,698	$11,245
Dec 20	$11,508	$12,716	$11,256
Jan 21	$11,534	$12,625	$11,259
Feb 21	$11,534	$12,443	$11,253
Mar 21	$11,535	$12,287	$11,253
Apr 21	$11,559	$12,384	$11,262
May 21	$11,572	$12,425	$11,274
Jun 21	$11,560	$12,512	$11,259
Jul 21	$11,561	$12,652	$11,278
Aug 21	$11,573	$12,628	$11,279
Sep 21	$11,573	$12,518	$11,270
Oct 21	$11,513	$12,515	$11,234
Nov 21	$11,477	$12,552	$11,227
Dec 21	$11,484	$12,520	$11,208
Jan 22	$11,389	$12,250	$11,131
Feb 22	$11,281	$12,114	$11,073
Mar 22	$11,131	$11,777	$10,914
Apr 22	$11,040	$11,330	$10,858
May 22	$11,083	$11,403	$10,921
Jun 22	$10,933	$11,224	$10,845
Jul 22	$11,042	$11,498	$10,900
Aug 22	$10,982	$11,174	$10,820
Sep 22	$10,801	$10,691	$10,690
Oct 22	$10,769	$10,552	$10,676
Nov 22	$10,884	$10,940	$10,761
Dec 22	$10,946	$10,891	$10,786
Jan 23	$11,079	$11,226	$10,870
Feb 23	$10,999	$10,936	$10,793
Mar 23	$11,148	$11,214	$10,947
Apr 23	$11,196	$11,282	$10,985
May 23	$11,159	$11,159	$10,952
Jun 23	$11,121	$11,119	$10,909
Jul 23	$11,198	$11,111	$10,957
Aug 23	$11,238	$11,040	$10,997
Sep 23	$11,213	$10,760	$10,995
Oct 23	$11,230	$10,590	$11,028
Nov 23	$11,425	$11,069	$11,154
Dec 23	$11,584	$11,493	$11,285
Jan 24	$11,652	$11,462	$11,333
Feb 24	$11,615	$11,300	$11,293
Mar 24	$11,686	$11,404	$11,336
Apr 24	$11,655	$11,116	$11,304
May 24	$11,741	$11,304	$11,385
Jun 24	$11,811	$11,411	$11,449
Jul 24	$11,963	$11,678	$11,583
Aug 24	$12,076	$11,846	$11,688
Sep 24	$12,187	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.68%	1.98%	2.00%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Annual Shareholder Report — September 30, 2024

CLDBX-09/24-AR

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$94	0.90%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 7.97%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$9,998	$10,098	$10,026
Nov 14	$10,007	$10,170	$10,041
Dec 14	$9,972	$10,179	$10,013
Jan 15	$10,020	$10,393	$10,064
Feb 15	$10,017	$10,295	$10,050
Mar 15	$10,036	$10,343	$10,073
Apr 15	$10,055	$10,306	$10,080
May 15	$10,054	$10,281	$10,089
Jun 15	$10,042	$10,169	$10,087
Jul 15	$10,041	$10,240	$10,093
Aug 15	$10,019	$10,225	$10,087
Sep 15	$10,038	$10,294	$10,116
Oct 15	$10,036	$10,296	$10,114
Nov 15	$10,025	$10,269	$10,094
Dec 15	$9,994	$10,235	$10,080
Jan 16	$10,036	$10,376	$10,133
Feb 16	$10,014	$10,450	$10,144
Mar 16	$10,055	$10,546	$10,179
Apr 16	$10,074	$10,586	$10,193
May 16	$10,062	$10,589	$10,186
Jun 16	$10,114	$10,779	$10,247
Jul 16	$10,124	$10,847	$10,249
Aug 16	$10,123	$10,835	$10,238
Sep 16	$10,142	$10,829	$10,249
Oct 16	$10,142	$10,746	$10,246
Nov 16	$10,111	$10,492	$10,203
Dec 16	$10,134	$10,506	$10,210
Jan 17	$10,158	$10,527	$10,228
Feb 17	$10,181	$10,598	$10,245
Mar 17	$10,184	$10,592	$10,250
Apr 17	$10,207	$10,674	$10,268
May 17	$10,242	$10,756	$10,285
Jun 17	$10,245	$10,745	$10,281
Jul 17	$10,282	$10,792	$10,308
Aug 17	$10,297	$10,888	$10,328
Sep 17	$10,291	$10,836	$10,316
Oct 17	$10,297	$10,843	$10,314
Nov 17	$10,268	$10,829	$10,294
Dec 17	$10,283	$10,879	$10,297
Jan 18	$10,275	$10,753	$10,272
Feb 18	$10,246	$10,651	$10,263
Mar 18	$10,251	$10,720	$10,278
Apr 18	$10,245	$10,640	$10,269
May 18	$10,274	$10,716	$10,307
Jun 18	$10,258	$10,703	$10,308
Jul 18	$10,275	$10,705	$10,315
Aug 18	$10,315	$10,774	$10,351
Sep 18	$10,310	$10,705	$10,345
Oct 18	$10,296	$10,620	$10,357
Nov 18	$10,303	$10,683	$10,386
Dec 18	$10,333	$10,880	$10,465
Jan 19	$10,408	$10,995	$10,506
Feb 19	$10,439	$10,989	$10,524
Mar 19	$10,505	$11,200	$10,593
Apr 19	$10,536	$11,203	$10,618
May 19	$10,589	$11,402	$10,689
Jun 19	$10,653	$11,545	$10,750
Jul 19	$10,650	$11,570	$10,746
Aug 19	$10,735	$11,870	$10,831
Sep 19	$10,719	$11,807	$10,826
Oct 19	$10,747	$11,842	$10,864
Nov 19	$10,752	$11,836	$10,865
Dec 19	$10,780	$11,828	$10,891
Jan 20	$10,829	$12,056	$10,951
Feb 20	$10,878	$12,273	$11,037
Mar 20	$10,424	$12,200	$11,065
Apr 20	$10,642	$12,417	$11,135
May 20	$10,782	$12,475	$11,174
Jun 20	$10,876	$12,554	$11,199
Jul 20	$10,958	$12,741	$11,222
Aug 20	$10,995	$12,638	$11,228
Sep 20	$10,985	$12,632	$11,230
Oct 20	$10,998	$12,575	$11,232
Nov 20	$11,054	$12,698	$11,245
Dec 20	$11,098	$12,716	$11,256
Jan 21	$11,106	$12,625	$11,259
Feb 21	$11,114	$12,443	$11,253
Mar 21	$11,109	$12,287	$11,253
Apr 21	$11,127	$12,384	$11,262
May 21	$11,134	$12,425	$11,274
Jun 21	$11,107	$12,512	$11,259
Jul 21	$11,102	$12,652	$11,278
Aug 21	$11,109	$12,628	$11,279
Sep 21	$11,103	$12,518	$11,270
Oct 21	$11,040	$12,515	$11,234
Nov 21	$11,012	$12,552	$11,227
Dec 21	$11,003	$12,520	$11,208
Jan 22	$10,906	$12,250	$11,131
Feb 22	$10,811	$12,114	$11,073
Mar 22	$10,650	$11,777	$10,914
Apr 22	$10,570	$11,330	$10,858
May 22	$10,594	$11,403	$10,921
Jun 22	$10,458	$11,224	$10,845
Jul 22	$10,546	$11,498	$10,900
Aug 22	$10,483	$11,174	$10,820
Sep 22	$10,306	$10,691	$10,690
Oct 22	$10,270	$10,552	$10,676
Nov 22	$10,387	$10,940	$10,761
Dec 22	$10,441	$10,891	$10,786
Jan 23	$10,563	$11,226	$10,870
Feb 23	$10,483	$10,936	$10,793
Mar 23	$10,608	$11,214	$10,947
Apr 23	$10,649	$11,282	$10,985
May 23	$10,608	$11,159	$10,952
Jun 23	$10,579	$11,119	$10,909
Jul 23	$10,636	$11,111	$10,957
Aug 23	$10,680	$11,040	$10,997
Sep 23	$10,653	$10,760	$10,995
Oct 23	$10,652	$10,590	$11,028
Nov 23	$10,832	$11,069	$11,154
Dec 23	$10,977	$11,493	$11,285
Jan 24	$11,036	$11,462	$11,333
Feb 24	$11,009	$11,300	$11,293
Mar 24	$11,059	$11,404	$11,336
Apr 24	$11,024	$11,116	$11,304
May 24	$11,100	$11,304	$11,385
Jun 24	$11,162	$11,411	$11,449
Jul 24	$11,300	$11,678	$11,583
Aug 24	$11,401	$11,846	$11,688
Sep 24	$11,501	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	7.97%	1.42%	1.41%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Average annual total returns reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Annual Shareholder Report — September 30, 2024

BLDPX-09/24-AR

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.57%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 15.12%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,043	$10,004	$10,065
Sep 21	$10,001	$9,919	$10,064
Oct 21	$9,982	$9,911	$10,046
Nov 21	$9,882	$9,923	$9,947
Dec 21	$10,096	$9,916	$10,134
Jan 22	$9,794	$9,699	$9,857
Feb 22	$9,681	$9,566	$9,756
Mar 22	$9,603	$9,310	$9,645
Apr 22	$9,246	$8,962	$9,303
May 22	$9,250	$9,012	$9,324
Jun 22	$8,674	$8,832	$8,696
Jul 22	$9,230	$9,054	$9,209
Aug 22	$8,986	$8,818	$8,997
Sep 22	$8,605	$8,438	$8,640
Oct 22	$8,876	$8,346	$8,865
Nov 22	$9,000	$8,657	$9,056
Dec 22	$8,953	$8,628	$9,001
Jan 23	$9,284	$8,895	$9,343
Feb 23	$9,152	$8,677	$9,224
Mar 23	$9,306	$8,880	$9,322
Apr 23	$9,394	$8,934	$9,415
May 23	$9,289	$8,842	$9,329
Jun 23	$9,412	$8,828	$9,485
Jul 23	$9,516	$8,837	$9,616
Aug 23	$9,532	$8,784	$9,644
Sep 23	$9,413	$8,574	$9,529
Oct 23	$9,308	$8,445	$9,417
Nov 23	$9,717	$8,825	$9,844
Dec 23	$10,075	$9,160	$10,210
Jan 24	$10,072	$9,138	$10,210
Feb 24	$10,101	$9,029	$10,240
Mar 24	$10,226	$9,117	$10,361
Apr 24	$10,135	$8,904	$10,264
May 24	$10,242	$9,052	$10,376
Jun 24	$10,345	$9,135	$10,474
Jul 24	$10,532	$9,342	$10,678
Aug 24	$10,708	$9,480	$10,852
Sep 24	$10,836	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	15.12%	2.55%
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Annual Shareholder Report — September 30, 2024

BSIHX-09/24-AR

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$90	0.83%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 14.82%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$9,600	$10,000	$10,000
Jul 21	$9,595	$10,011	$10,013
Aug 21	$9,639	$10,004	$10,065
Sep 21	$9,597	$9,919	$10,064
Oct 21	$9,576	$9,911	$10,046
Nov 21	$9,478	$9,923	$9,947
Dec 21	$9,682	$9,916	$10,134
Jan 22	$9,390	$9,699	$9,857
Feb 22	$9,280	$9,566	$9,756
Mar 22	$9,204	$9,310	$9,645
Apr 22	$8,860	$8,962	$9,303
May 22	$8,862	$9,012	$9,324
Jun 22	$8,308	$8,832	$8,696
Jul 22	$8,839	$9,054	$9,209
Aug 22	$8,603	$8,818	$8,997
Sep 22	$8,236	$8,438	$8,640
Oct 22	$8,494	$8,346	$8,865
Nov 22	$8,611	$8,657	$9,056
Dec 22	$8,564	$8,628	$9,001
Jan 23	$8,879	$8,895	$9,343
Feb 23	$8,751	$8,677	$9,224
Mar 23	$8,896	$8,880	$9,322
Apr 23	$8,979	$8,934	$9,415
May 23	$8,876	$8,842	$9,329
Jun 23	$8,992	$8,828	$9,485
Jul 23	$9,089	$8,837	$9,616
Aug 23	$9,103	$8,784	$9,644
Sep 23	$8,988	$8,574	$9,529
Oct 23	$8,885	$8,445	$9,417
Nov 23	$9,274	$8,825	$9,844
Dec 23	$9,613	$9,160	$10,210
Jan 24	$9,608	$9,138	$10,210
Feb 24	$9,634	$9,029	$10,240
Mar 24	$9,751	$9,117	$10,361
Apr 24	$9,662	$8,904	$10,264
May 24	$9,762	$9,052	$10,376
Jun 24	$9,858	$9,135	$10,474
Jul 24	$10,034	$9,342	$10,678
Aug 24	$10,200	$9,480	$10,852
Sep 24	$10,320	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	14.82%	2.29%
Investor A Shares (with sales charge)...
	10.23	0.99
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Annual Shareholder Report — September 30, 2024

BSHAX-09/24-AR

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$57	0.53%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 15.16%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,044	$10,004	$10,065
Sep 21	$10,002	$9,919	$10,064
Oct 21	$9,983	$9,911	$10,046
Nov 21	$9,883	$9,923	$9,947
Dec 21	$10,099	$9,916	$10,134
Jan 22	$9,797	$9,699	$9,857
Feb 22	$9,684	$9,566	$9,756
Mar 22	$9,606	$9,310	$9,645
Apr 22	$9,250	$8,962	$9,303
May 22	$9,254	$9,012	$9,324
Jun 22	$8,678	$8,832	$8,696
Jul 22	$9,234	$9,054	$9,209
Aug 22	$8,991	$8,818	$8,997
Sep 22	$8,609	$8,438	$8,640
Oct 22	$8,881	$8,346	$8,865
Nov 22	$9,005	$8,657	$9,056
Dec 22	$8,958	$8,628	$9,001
Jan 23	$9,290	$8,895	$9,343
Feb 23	$9,158	$8,677	$9,224
Mar 23	$9,312	$8,880	$9,322
Apr 23	$9,401	$8,934	$9,415
May 23	$9,296	$8,842	$9,329
Jun 23	$9,420	$8,828	$9,485
Jul 23	$9,524	$8,837	$9,616
Aug 23	$9,540	$8,784	$9,644
Sep 23	$9,422	$8,574	$9,529
Oct 23	$9,317	$8,445	$9,417
Nov 23	$9,727	$8,825	$9,844
Dec 23	$10,085	$9,160	$10,210
Jan 24	$10,083	$9,138	$10,210
Feb 24	$10,112	$9,029	$10,240
Mar 24	$10,238	$9,117	$10,361
Apr 24	$10,147	$8,904	$10,264
May 24	$10,254	$9,052	$10,376
Jun 24	$10,357	$9,135	$10,474
Jul 24	$10,545	$9,342	$10,678
Aug 24	$10,722	$9,480	$10,852
Sep 24	$10,851	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	15.16%	2.59%
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Annual Shareholder Report — September 30, 2024

BSHKX-09/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$77,928	$77,928	$0	$0	$22,300	$22,300	$0	$407
BlackRock GNMA Portfolio	$39,678	$39,678	$0	$0	$17,600	$17,600	$0	$407
BlackRock High Yield Portfolio	$77,928	$77,928	$0	$0	$22,900	$61,521	$0	$407
BlackRock Impact Mortgage Fund	$39,066	$39,066	$0	$4,000	$17,600	$17,600	$0	$407
BlackRock Income Fund	$62,424	$62,424	$0	$0	$17,600	$17,600	$0	$407
BlackRock Low Duration Bond Portfolio	$62,424	$62,424	$0	$0	$22,900	$22,900	$0	$407
BlackRock Sustainable High Yield Bond Fund	$78,030	$78,030	$0	$0	$17,600	$17,600	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance, and/or tax preparation including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Paid in their entirety by BlackRock, relating to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool. These amounts represent the aggregate fees paid by BlackRock and were not specifically allocated on a per Fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$22,300	$22,707
BlackRock GNMA Portfolio	$17,600	$18,007
BlackRock High Yield Bond Portfolio	$22,900	$61,928
BlackRock Impact Mortgage Fund	$17,600	$22,007
BlackRock Income Fund	$17,600	$18,007
BlackRock Low Duration Bond Portfolio	$22,900	$23,307
BlackRock Sustainable High Yield Bond Fund	$17,600	$18,007

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock GNMA Portfolio
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 16.1%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 .. USD 352 $ 341,726
Series 3780 , Class ZA , 4.00% , 12/15/40 .. 1,289 1,265,586
Series 4161 , Class BW , 2.50% , 02/15/43 .. 500 441,602
Series 4325 , Class ZX , 4.50% , 04/15/44 .. 2,649 2,638,117
Series 4384 , Class LB , 3.50% , 08/15/43 .. 951 933,581
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-4 ,
Class MA , 3.50% , 03/25/58 ........... 425 412,260
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
................. 373 363,140
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.48% , 05/25/54 .......... 757 761,428
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.53% , 03/25/54 .......... 2,117 2,131,956
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.48% , 08/25/54 .......... 1,064 1,070,189
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 . 6 6,291
Series 2011-8 , Class ZA , 4.00% , 02/25/41 . 653 636,689
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 872,506
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 183,312
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 0.94% , 05/25/48 .......... 1,030 942,503
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.58% , 10/25/53 .......... 1,333 1,343,129
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.68% , 11/25/53 ........... 273 276,035
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 6.33% , 06/25/54 .......... 5,223 5,235,065
Series 2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 6.33% , 06/25/54 .......... 6,263 6,276,567
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 6.38% , 07/25/54 .......... 780 782,422
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.53% , 08/25/54 .......... 778 783,394
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 3,278 2,959,974
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,111,521
Series 2016-123 , Class LM , 3.00% , 09/20/46 400 338,803
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.34% , 05/20/39 115 119,749
Series 2014-107 , Class WX ,
6.60% , 07/20/39 ................ 410 427,897
Series 2015-55 , Class A , 5.39% , 03/16/36 . 3,911 4,069,904
Series 2015-103 , Class B , 6.91% , 01/20/40 1,971 2,078,698
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2015-187 , Class C , 5.35% , 03/20/41 USD 5,142 $ 5,371,295
45,175,339
Interest Only Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 22 657
Series 5159 , Class PI , 3.00% , 11/25/51 ... 1,079 153,334
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 0.69% , 10/15/42 .......... 774 102,060
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.71% , 07/25/49 .......... 1,652 194,429
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 0.56% , 12/25/49 .......... 1,188 144,905
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 57 6,411
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 67 13,129
Series 2017-68 , Class IE , 4.50% , 09/25/47 1,445 251,070
Series 2020-32 , 4.00% , 05/25/50 ....... 844 174,171
Series 2020-32 , Class PI , 4.00% , 05/25/50 840 177,322
Series 2021-23 , Class CI , 3.50% , 07/25/46 717 132,138
Series 2021-41 , 3.50% , 07/25/51 ....... 1,377 247,143
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30 day
Average at 0.00% Floor and 6.25% Cap +
6.14%), 0.86% , 09/25/45 .......... 2,488 242,516
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.71% , 09/25/46 .......... 398 33,798
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.71% , 05/25/39 .......... 487 42,724
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,063 200,036
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,407 185,973
Series 2020-149 , Class IA , 2.50% , 10/20/50 16,667 2,211,769
Series 2020-175 , Class DI , 2.50% , 11/20/50 502 69,790
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,833 264,667
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,149 184,539
Series 2021-149 , Class KI , 3.00% , 08/20/51 1,895 304,905
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,584 1,217,657
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,600 1,115,094
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 0.00% Floor
and 6.20% Cap + 6.09%), 1.12% , 07/20/47
(a)
950 136,553
7,806,790
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.52% , 07/25/30 .. 1,116 72,330
Series K119 , Class X1 , 1.02% , 09/25/30 .. 1,776 78,884
Series K122 , Class X1 , 0.97% , 11/25/30 .. 2,738 116,796
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.89% , 06/16/58 ...... 5,335 229,846
Series 2017-61 , 0.70% , 05/16/59 ....... 1,095 40,225
538,081

Schedule of Investments
(continued)
September 30, 2024
BlackRock GNMA Portfolio
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 138.2%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ........... USD 430 $ 411,665
3.50% , 07/01/26 - 09/01/26 ........... 3 3,240
4.00% , 06/01/25 - 05/01/26 ........... 16 15,407
5.00% , 05/01/35 - 12/01/38 ........... 36 36,594
5.65% , 05/01/37 - 12/01/37 ........... 562 581,509
5.75% , 08/01/37 - 12/01/37 ........... 702 731,503
7.50% , 03/01/27 .................. —
(b)
14
Federal National Mortgage Association
3.50% , 11/01/46 .................. 588 571,377
4.45% , 03/01/36 - 06/01/36 ........... 361 358,175
4.94% , 01/01/35 - 05/01/35 ........... 137 136,056
5.00% , 04/01/36 .................. 75 74,137
5.20% , 08/01/34 - 09/01/34 ........... 161 160,324
5.25% , 08/01/37 - 09/01/37 ........... 411 408,132
5.54% , 01/01/35 .................. 56 56,047
5.75% , 04/01/37 .................. 245 243,061
5.80% , 07/01/34 .................. 36 36,098
5.94% , 09/01/34 .................. 54 54,528
6.50% , 09/01/28 - 02/01/31 ........... 413 420,304
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ........... 12,171 10,027,541
2.00% , 10/15/54
(c)
................. 45,426 38,508,744
2.50% , 11/20/40 - 11/20/51 ........... 30,560 26,925,494
2.50% , 10/15/54
(c)
................. 26,448 23,306,202
3.00% , 05/15/42 - 10/20/51 ........... 38,698 35,330,709
3.00% , 10/15/54
(c)
................. 4,573 4,169,240
3.50% , 04/15/41 - 09/20/51 ........... 65,090 61,912,709
4.00% , 10/20/41 - 12/20/52 ........... 20,420 20,035,732
4.00% , 10/15/54
(c)
................. 8,217 7,943,915
4.50% , 12/15/34 - 07/20/53 ........... 10,317 10,346,734
4.50% , 10/15/54
(c)
................. 13,101 12,935,457
5.00% , 09/15/28 - 12/20/53 ........... 15,343 15,528,578
5.00% , 10/15/54
(c)
................. 8,369 8,382,400
5.50% , 03/15/32 - 04/20/53 ........... 14,563 14,792,398
5.50% , 10/15/54
(c)
................. 5,580 5,634,011
5.64% , 04/15/37 - 06/15/37 ........... 945 986,421
5.65% , 05/20/37 - 10/20/37 ........... 418 432,563
5.75% , 08/20/37 - 12/20/37 ........... 279 286,003
5.80% , 11/15/36 - 03/15/37 ........... 890 930,172
6.00% , 03/20/28 - 01/15/39 ........... 4,372 4,586,670
6.00% , 10/15/54 - 11/15/54
(c)
.......... 23,798 24,193,287
6.50% , 09/20/27 - 03/20/54 ........... 13,561 14,101,027
6.50% , 10/15/54 - 11/15/54
(c)
.......... 25,431 26,009,005
7.00% , 08/20/25 - 05/20/27 ........... 2 1,850
7.50% , 10/20/25 - 07/20/54 ........... 587 607,517
8.00% , 07/15/25 - 05/15/30 ........... 3 2,933
8.50% , 02/15/25 .................. —
(b)
85
Uniform Mortgage-Backed Securities
2.00% , 10/25/54
(c)
................. 793 655,463
2.50% , 10/25/39
(c)
................. 154 144,339
3.00% , 03/01/43 - 06/01/44 ........... 3,046 2,824,891
3.50% , 03/01/43 - 08/01/43 ........... 667 636,475
4.00% , 01/01/45 .................. 1,374 1,351,365
4.00% , 10/25/54
(c)
................. 8,574 8,233,470
4.50% , 10/25/54
(c)
................. 1,400 1,376,238
5.00% , 07/01/34 - 07/01/35 ........... 594 609,383
5.25% , 07/01/37 - 08/01/37 ........... 319 328,553
5.50% , 12/01/32 - 04/01/35 ........... 52 53,295
6.50% , 08/01/35 .................. 285 294,247
388,723,287
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.9%
(d)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............ USD 827 $ 626,696
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ...... 164 137,948
Series 2023-130 , Class OD , 0.00% , 09/20/53 2,317 1,787,736
2,552,380
Total U.S. Government Sponsored Agency Securities — 158 .2%
(Cost: $ 465,001,260 ) .............................. 444,795,877
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(e) (f)
.................. 1,233,726 1,233,726
Total Money Market Funds — 0 .4%
(Cost: $ 1,233,726 ) ............................... 1,233,726
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bills , 4.66% , 11/12/24
(g)
...... 3,107 3,090,110
Total U.S. Treasury Obligations — 1 .1%
(Cost: $ 3,090,211 ) ............................... 3,090,110
Total Short-Term Securities — 1.5%
(Cost: $ 4,323,937 ) ............................... 4,323,836
Total Investments Before TBA Sale Commitments — 159 .7%
(Cost: $ 469,325,197 ) .............................. 449,119,713
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 28 .7 ) %
Government National Mortgage Association
3.50% , 10/15/54 .................. (23,065) (21,668,505)
5.00% , 10/15/54 .................. (4,200) (4,206,725)
6.00% , 10/15/54 .................. (11,899) (12,100,595)
6.50% , 10/15/54 .................. (12,715) (13,009,469)
Uniform Mortgage-Backed Securities
3.00% , 10/25/54 .................. (3,359) (3,014,436)
3.50% , 10/25/54 .................. (1,310) (1,219,829)
4.00% , 10/25/54 - 11/25/54 ........... (17,148) (16,473,974)
4.50% , 10/25/54 - 11/25/54 ........... (8,165) (8,027,072)
5.00% , 10/25/54 .................. (1,017) (1,016,325)
Total TBA Sale Commitments — ( 28 .7 ) %
(Proceeds: $ (81,097,660) ) .......................... (80,736,930)
Total Investments Net of TBA Sale Commitments — 131 .0%
(Cost: $ 388,227,537 ) .............................. 368,382,783
Liabilities in Excess of Other Assets — (31.0) % ............ (87,122,521)
Net Assets — 100.0% ...............................
$ 281,260,262

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock GNMA Portfolio
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
Zero-coupon bond.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,612,082 $ — $ (378,356)
(a)
$ — $ — $ 1,233,726 1,233,726 $ 116,576 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
September 30, 2024
BlackRock GNMA Portfolio
Schedules of Investments
7
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 10 12/31/24 $ 2,083 $ 4,919
Short Contracts
3-mo. SOFR ............................................................. 4 12/17/24 953 5,396
U.S. Treasury 10-Year Note ................................................... 178 12/19/24 20,359 3,483
U.S. Treasury 10-Year Ultra Note ............................................... 36 12/19/24 4,264 (3,278)
U.S. Treasury Long Bond ..................................................... 28 12/19/24 3,482 10,451
U.S. Treasury Ultra Bond ..................................................... 6 12/19/24 800 410
U.S. Treasury 5-Year Note .................................................... 41 12/31/24 4,508 (8,268)
8,194
$ 13,113
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 $ 8,410 $ — $ 8,410
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (8,505) — (8,505)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 6,205 — 6,205
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (6,424) — (6,424)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,550 — — —
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,550 (165,208) — (165,208)
$ (165,522) $ — $ (165,522)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .83%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ 14,615 $ (180,137)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock GNMA Portfolio
8
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 24,659 $ — $ 24,659
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 14,615 — 14,615
$ — $ — $ — $ — $ 39,274 $ — $ 39,274
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 11,546 $ — $ 11,546
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 180,137 — 180,137
$ — $ — $ — $ — $ 191,683 $ — $ 191,683
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,074,024) $ — $ (1,074,024)
Options written ........................ — — — — 654,765 — 654,765
Swaps .............................. — — — — (1,113,918) — (1,113,918)
$ — $ — $ — $ — $ (1,533,177) $ — $ (1,533,177)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (884,181) $ — $ (884,181)
Options written ........................ — — — — 323,820 — 323,820
Swaps .............................. — — — — 319,199 — 319,199
$ — $ — $ — $ — $ (241,162) $ — $ (241,162)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,342,526
Average notional value of contracts — short ................................................................................. $ 55,945,905
Options
Average notional value of swaption contracts written ........................................................................... $ 7,650,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 857,165
Average notional value — receives fixed rate ................................................................................ $ 17,682,165

Schedule of Investments
(continued)
September 30, 2024
BlackRock GNMA Portfolio
Schedules of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities .................... $ — $ 444,795,877 $ — $ 444,795,877
Short-Term Securities
Money Market Funds ...................................... 1,233,726 — — 1,233,726
U.S. Treasury Obligations ................................... — 3,090,110 — 3,090,110
Liabilities
Investments
TBA Sale Commitments .................................... — (80,736,930) — (80,736,930)
$ 1,233,726 $ 367,149,057 $ — $ 368,382,783
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 24,659 $ 14,615 $ — $ 39,274
Liabilities
Interest rate contracts ....................................... (11,546) (180,137) — (191,683)
$ 13,113 $ (165,522) $ — $ (152,409)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock Impact Mortgage Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(a)
............... USD 79 $ 70,995
Total Asset-Backed Securities — 0 .0%
(Cost: $ 78,649 ) ................................. 70,995
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.5%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
6.49%, 06/15/36 .................. 780 764,603
J.P. Morgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.73%),
6.83%, 10/15/33 ................ 343 332,710
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.23%, 10/15/33 ................ 400 317,880
1,415,193
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 1.06%,
05/15/53
(a)
...................... 977 39,931
BANK
Series 2020-BN29, Class XA, 1.42%,
11/15/53 ..................... 2,695 168,229
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ..................... 9,586 456,445
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.72%, 10/15/53 10,897 643,578
Series 2020-B21, Class XA, 1.55%, 12/17/53 2,699 170,536
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class XA, 0.67%, 11/15/51 .... 2,792 48,990
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ....... 7,250 410,959
1,938,668
Total Non-Agency Mortgage-Backed Securities — 1 .1%
(Cost: $ 3,653,613 ) ............................... 3,353,861
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.48% , 08/25/54 .......... 1,111 1,117,965
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 6.40% , 08/25/54 .......... 2,123 2,131,667
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ...... 626 610,161
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.58% , 10/25/53 .......... 1,394 1,404,902
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.68% , 11/25/53 ........... 285 288,212
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.53% , 08/25/54 .......... 816 822,080
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association ,
Series 2016-123 , Class LM , 3.00% , 09/20/46 USD 500 $ 423,504
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.60% , 07/20/39
(b)
.............. 399 416,195
7,214,686
Interest Only Collateralized Mortgage Obligations — 2.1%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ....... 1,182 243,839
Series 2020-32 , Class PI , 4.00% , 05/25/50 1,221 257,923
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,418 266,715
Series 2020-146 , Class DI , 2.50% , 10/20/50 2,047 270,506
Series 2020-149 , Class IA , 2.50% , 10/20/50 16,974 2,252,526
Series 2020-175 , Class DI , 2.50% , 11/20/50 690 95,961
Series 2020-185 , Class MI , 2.50% , 12/20/50 2,511 362,692
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,608 1,221,506
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,563 1,108,907
6,080,575
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.52% , 07/25/30 .. 1,394 90,316
Series K119 , Class X1 , 1.02% , 09/25/30 .. 2,339 103,892
Series K122 , Class X1 , 0.97% , 11/25/30 .. 3,391 144,616
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ........ 681 5
Series 2005-50 , 0.27% , 06/16/45 ....... 1,284 5,687
Series 2006-30 , 2.79% , 05/16/46 ....... 202 14
Series 2016-151 , 0.89% , 06/16/58 ...... 3,136 135,122
Series 2017-61 , 0.70% , 05/16/59 ....... 1,110 40,757
520,409
Mortgage-Backed Securities — 160.5%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 584 563,577
3.00% , 09/01/27 - 08/01/30 ........... 455 445,804
5.00% , 04/01/36 - 11/01/48 ........... 460 472,648
5.50% , 06/01/41 .................. 425 438,362
Federal National Mortgage Association ,
3.50% , 11/01/46 .................. 690 669,890
Government National Mortgage Association
2.00% , 04/20/51 .................. 2,049 1,694,562
2.00% , 10/15/54
(c)
................. 12,768 10,824,113
2.50% , 02/20/51 - 01/20/52 ........... 15,194 13,248,559
2.50% , 10/15/54
(c)
................. 3,724 3,281,720
3.00% , 07/20/48 - 11/20/51 ........... 22,420 20,636,685
3.00% , 10/15/54
(c)
................. 246 223,922
3.50% , 01/20/41 - 02/20/52 ........... 43,830 41,060,025
3.50% , 10/15/54
(c)
................. 110 103,339
4.00% , 12/20/41 - 01/20/52 ........... 25,497 24,712,420
4.00% , 10/15/54
(c)
................. 8,102 7,832,745
4.50% , 03/15/47 - 05/20/50 ........... 1,929 1,909,052
4.50% , 10/15/54
(c)
................. 8,449 8,342,239
5.00% , 12/15/38 - 06/20/52 ........... 4,460 4,531,351
5.50% , 09/20/52 - 04/20/53 ........... 6,703 6,811,340
5.50% , 10/15/54
(c)
................. 256 258,465
6.00% , 10/20/52 - 08/20/54 ........... 4,105 4,240,645
6.50% , 12/20/52 - 08/20/54 ........... 5,640 5,887,857
7.00% , 04/20/54 .................. 992 1,044,317
7.50% , 07/20/54 .................. 614 635,438
Uniform Mortgage-Backed Securities
1.50% , 10/25/39
(c)
................. 2,987 2,665,629

Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 10/01/31 - 11/01/51 ........... USD 4,542 $ 3,859,019
2.00% , 10/25/39 - 10/25/54
(c)
.......... 59,811 50,524,825
2.50% , 04/01/30 - 02/01/52 ........... 9,081 8,327,439
2.50% , 10/25/54
(c)
................. 18,256 15,756,162
3.00% , 04/01/28 - 08/01/52 ........... 22,172 20,104,817
3.00% , 10/25/54
(c)
................. 10,737 9,635,709
3.50% , 11/01/28 - 07/01/52 ........... 5,131 4,841,914
3.50% , 10/25/54
(c)
................. 11,207 10,435,594
4.00% , 09/01/33 - 08/01/52
(d)
.......... 35,335 33,964,757
4.00% , 10/25/54
(c)
................. 29,404 28,236,277
4.50% , 02/01/25 - 08/01/52 ........... 35,220 34,971,746
4.50% , 10/25/54
(c)
................. 6,765 6,650,178
5.00% , 11/01/32 - 06/01/54 ........... 12,988 13,005,824
5.00% , 08/01/52 - 10/01/52
(e)
.......... 46,418 46,558,252
5.00% , 10/25/54
(c)
................. 9,529 9,522,672
5.50% , 02/01/35 - 04/01/41 ........... 1,216 1,249,990
5.50% , 10/25/54
(c)
................. 336 339,891
6.00% , 04/01/35 - 06/01/41 ........... 1,160 1,214,312
6.00% , 10/25/54 - 11/25/54
(c)
.......... 9,148 9,349,439
6.50% , 05/01/40 .................. 258 268,986
6.50% , 10/25/54 - 11/25/54
(c)
.......... 4,476 4,613,229
475,965,736
Principal Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51
(f)
........... 1,150 871,612
Total U.S. Government Sponsored Agency Securities — 165 .5%
(Cost: $ 504,124,554 ) .............................. 490,653,018
Total Long-Term Investments — 166.6%
(Cost: $ 507,856,816 ) .............................. 494,077,874
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(g) (h)
.................. 14,484,150 $ 14,484,150
Total Short-Term Securities — 4 .9%
(Cost: $ 14,484,150 ) ............................... 14,484,150
Total Investments Before Options Written and TBA Sale
Commitments — 171 .5%
(Cost: $ 522,340,966 ) .............................. 508,562,024
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (134,508) ) .................... (131,065)
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 60 .2 ) %
Government National Mortgage Association ,
5.00% , 10/15/54 .................. USD (549) (549,879)
Uniform Mortgage-Backed Securities
2.50% , 10/25/39 .................. (1,478) (1,385,181)
3.00% , 10/25/39 - 10/25/54 ........... (5,055) (4,632,353)
3.50% , 10/25/39 - 10/25/54 ........... (1,768) (1,682,914)
4.00% , 10/25/54 - 11/25/54 ........... (58,808) (56,496,675)
4.50% , 10/25/54 - 11/25/54 ........... (39,728) (39,057,206)
5.00% , 10/25/54 .................. (69,203) (69,157,045)
5.50% , 10/25/54 .................. (1,208) (1,221,988)
6.00% , 10/25/54 .................. (2,100) (2,146,261)
6.50% , 10/25/54 .................. (2,238) (2,307,139)
Total TBA Sale Commitments — ( 60 .2 ) %
(Proceeds: $ (179,397,962) ) ......................... (178,636,641)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .2%
(Cost: $ 342,808,496 ) .............................. 329,794,318
Liabilities in Excess of Other Assets — (11.2) % ............ (33,268,752)
Net Assets — 100.0% ...............................
$ 296,525,566
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
12
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,870,571 $ 11,613,579
(a)
$ — $ — $ — $ 14,484,150 14,484,150 $ 182,362 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 5 .24% 09/13/24 10/15/24   $ 23,272,469 $ 23,323,281
U.S. Government Sponsored
Agency Securities Up to 30 Days
Credit Agricole Corporate &
Investment Bank SA ... 5 .21 09/16/24 10/15/24   10,070,153 10,092,014
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 33,342,622 $ 33,415,295

Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
13
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 18 12/19/24 $ 2,132 $ 4,391
U.S. Treasury 5-Year Note .................................................... 3 12/31/24 330 (596)
3,795
Short Contracts
U.S. Treasury 10-Year Note ................................................... 117 12/19/24 13,382 14,494
U.S. Treasury Long Bond ..................................................... 15 12/19/24 1,865 7,631
U.S. Treasury Ultra Bond ..................................................... 3 12/19/24 400 204
U.S. Treasury 2-Year Note .................................................... 19 12/31/24 3,957 (7,012)
15,317
$ 19,112
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3.98 % USD 112 $ (8,244)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3.29 USD 100 (3,961)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3.32 USD 95 (3,876)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3.38 USD 32 (1,414)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3.22 USD 223 (8,240)
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3.17 USD 447 (15,722)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3.19 USD 205 (7,363)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3.28 USD 86 (3,426)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3.34 USD 256 (10,870)
(63,116)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3.98 USD 112 (2,223)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3.29 USD 100 (4,291)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3.32 USD 95 (3,962)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3.38 USD 32 (1,284)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3.22 USD 223 (10,366)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3.17 USD 447 (21,527)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3.19 USD 205 (9,734)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3.28 USD 86 (3,792)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3.34 USD 256 (10,770)
(67,949)
$ (131,065)
(a)
Forward settling swaption.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
14
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/24
(a)
10/02/34 USD 2,800 $ — $ — $ —
4.08% Annual 1-day SOFR Annual 10/02/24
(a)
10/02/34 USD 2,800 (181,405) — (181,405)
$ (181,405) $ — $ (181,405)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ — $ (181,405) $ —
Options Written ................................................... N/A N/A 10,837 (7,394) (131,065)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 26,720 $ — $ 26,720
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 7,608 $ — $ 7,608
Options written
(b)
Options written at value ..................... — — — — 131,065 — 131,065
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 181,405 — 181,405
$ — $ — $ — $ — $ 320,078 $ — $ 320,078
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
15
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (849,424) $ — $ (849,424)
Options purchased
(a)
..................... — — — — (4,456) — (4,456)
Options written ........................ — — — — 733,201 — 733,201
Swaps .............................. — — — — (1,306,382) — (1,306,382)
$ — $ — $ — $ — $ (1,427,061) $ — $ (1,427,061)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (354,878) $ — $ (354,878)
Options purchased
(b)
..................... — — — — (6,012) — (6,012)
Options written ........................ — — — — 383,910 — 383,910
Swaps .............................. — — — — 401,980 — 401,980
$ — $ — $ — $ — $ 425,000 $ — $ 425,000
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,924,590
Average notional value of contracts — short ................................................................................. $ 30,471,420
Options
Average notional value of swaption contracts purchased ......................................................................... $ 100,622
Average notional value of swaption contracts written ........................................................................... $ 11,376,048
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 700,000
Average notional value — receives fixed rate ................................................................................ $ 21,325,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 72,797 $ 20,870
Options
(a)
......................................................................................... — 131,065
Swaps — centrally cleared .............................................................................. — 113,613
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 72,797 $ 265,548
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(72,797) (134,483)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 131,065
(a)
Includes forward settling swaptions.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Impact Mortgage Fund
16
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Bank of America NA .............................. $ 96,989 $ — $ — $ — $ 96,989
Barclays Bank plc ................................ 7,218 — — — 7,218
Citibank NA .................................... 18,606 — — — 18,606
Deutsche Bank AG ............................... 8,252 — — — 8,252
$ 131,065 $ — $ — $ — $ 131,065
(a)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 70,995 $ — $ 70,995
Non-Agency Mortgage-Backed Securities ........................ — 3,353,861 — 3,353,861
U.S. Government Sponsored Agency Securities .................... — 490,653,018 — 490,653,018
Short-Term Securities
Money Market Funds ...................................... 14,484,150 — — 14,484,150
Liabilities
Investments
TBA Sale Commitments .................................... — (178,636,641) — (178,636,641)
$ 14,484,150 $ 315,441,233 $ — $ 329,925,383
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 26,720 $ — $ — $ 26,720
Liabilities
Interest rate contracts ....................................... (7,608) (312,470) — (320,078)
$ 19,112 $ (312,470) $ — $ (293,358)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $33,415,295 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments
September 30, 2024
BlackRock Income Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.71%, 04/15/34
(a) (b)
.......... USD 1,000 $ 1,001,315
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.39%, 07/20/34
(a) (b)
.......... 1,000 1,002,525
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a) (b)
.......... 1,000 1,001,492
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
6.58%, 07/17/37 ................ 2,000 2,000,020
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.14%, 07/17/37 ................ 1,000 1,003,581
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 6.53%, 04/20/34
(a) (b)
.......... 4,000 4,005,476
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 7.81%, 04/15/34
(a) (b)
1,000 1,001,141
Apidos CLO XXII, Series 2015-22A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.32%), 6.60%, 04/20/31
(a) (b)
.......... 757 757,452
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 7.45%, 07/25/30
(a) (b)
.......... 1,000 1,002,809
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.69%, 10/24/34
(a) (b)
......... 1,000 1,000,397
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.67%, 10/22/34
(a) (b)
.......... 6,200 6,203,130
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 11/15/37
(a) (c)
................ EUR 100 110,758
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 7.05%, 10/15/36
(a) (b)
..... USD 3,000 3,021,000
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.39%), 6.67%, 07/20/34
(a) (b)
......... 2,000 2,001,854
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a) (b)
..... 2,500 2,501,439
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 5.27%,
06/25/47
(a)
...................... 1,466 1,431,070
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
04/20/34
(a) (b)
..................... 1,250 1,253,018
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.73%,
10/15/34
(a) (b)
..................... 1,500 1,500,761
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.88%, 10/22/37
(a) (b)
.......... 1,000 1,000,384
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.71%, 07/15/34 ................ 1,000 1,000,266
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.26%,
07/15/34 ..................... USD 2,000 $ 2,005,966
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/25/37
(a) (c)
................ EUR 100 111,315
Carlyle US CLO Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.70%,
04/15/34 ..................... USD 2,810 2,812,164
Series 2021-3SA, Class A1, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.62%, 04/15/34 ................ 700 701,505
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.65%, 04/20/32 ................ 1,950 1,951,218
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.04%,
04/20/32 ..................... 950 951,547
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.76%, 10/15/34
(a) (b)
.......... 1,000 1,002,151
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.68%, 10/25/34
(a) (b)
1,250 1,250,588
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.66%, 07/15/33
(a) (b)
..... 2,000 2,016,927
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.98%, 04/21/37
(a) (b)
1,000 1,019,364
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 7.05%, 04/17/34
(a) (b)
..... 1,000 1,002,660
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at
1.42% Floor + 1.42%), 6.76%, 07/25/37
(a) (b)
2,000 2,007,600
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR + 2.21%), 7.49%, 10/18/30 . 500 501,102
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.43%, 04/27/31 ................ 1,000 1,002,940
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.61%, 04/20/34 ................ 1,980 1,984,960
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.24%, 10/21/31 ................ 1,000 1,002,306
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.64%, 04/20/32 ................ 1,250 1,250,000
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.67%,
01/23/35 ..................... 4,000 4,001,947
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
07/21/37 ..................... 1,000 1,005,842
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 4,000 4,008,688
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 1,000 1,008,039

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.64%,
04/22/34 ..................... USD 4,000 $ 4,003,552
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 1,000 1,005,870
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
07/20/34 ..................... 500 500,293
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.71%,
01/25/35 ..................... 2,500 2,503,430
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.13%,
04/18/35 ..................... 2,000 2,005,408
Series 2019-2A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.65%,
10/25/33 ..................... 2,000 2,002,558
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.54%, 08/15/33
(a) (c)
EUR 400 445,745
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.51%, 05/20/34
(a) (b)
......... USD 5,000 5,007,477
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 7.41%, 04/15/29
(a) (b)
1,000 1,002,398
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.16%), 7.44%, 01/20/30
(a) (b)
......... 763 764,238
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 6.62%, 04/22/35
(a) (b)
......... 3,000 3,000,047
Elmwood CLO 23 Ltd., Series 2023-2A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.09%, 04/16/36
(a) (b)
.......... 1,500 1,508,631
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor
+ 1.50%), 6.79%, 04/18/37
(a) (b)
......... 1,000 1,001,664
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 6.69%, 04/20/34
(a) (b)
......... 2,000 2,004,389
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
0.00%, 10/17/37 ................ 2,000 2,000,000
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 6.92%,
01/17/34 ..................... 2,000 2,004,728
Elmwood CLO XII Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.24%,
01/20/35 ..................... 3,000 3,014,212
Series 2021-5A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
10/15/37 ..................... 3,000 3,000,000
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.28%, 10/15/34
(a) (c)
..... EUR 400 445,128
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.44%, 11/16/34
(a) (b)
.......... USD 2,000 2,001,114
Flatiron CLO 28 Ltd., Series 2024-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.37%, 07/15/36
(a) (b)
.......... 1,000 1,004,597
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.51%, 07/15/31
(a) (b)
.......... USD 500 $ 500,732
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.32%, 07/22/37
(a) (b)
.......... 1,500 1,506,039
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.74%,
01/22/35 ..................... 2,950 2,950,305
Series 6A, Class CR, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 7.99%,
01/22/35 ..................... 1,500 1,500,940
Generate CLO 9 Ltd., Series 9A, Class D,
(3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.89%, 10/20/34
(a) (b)
.......... 1,000 1,002,717
GoldenTree Loan Management US CLO 16
Ltd., Series 2022-16A, Class AR, (3-mo.
CME Term SOFR at 1.67% Floor + 1.67%),
6.95%, 01/20/34
(a) (b)
................ 2,950 2,954,599
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.69%,
10/20/34
(a) (b)
..................... 1,500 1,501,505
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.86%,
01/20/34
(a) (b)
..................... 2,625 2,628,638
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
07/20/34 ..................... 1,500 1,508,535
Series 2021-53A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
07/20/34 ..................... 1,000 1,002,068
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 6.88%,
12/15/34
(a)
...................... GBP 100 114,844
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.63%, 07/28/31
(a) (b)
..... USD 1,000 1,003,537
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.76%,
04/20/34 ..................... 3,000 3,009,000
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
04/20/34 ..................... 700 700,851
Halseypoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21%
Floor + 1.47%), 6.73%, 01/30/35
(a) (b)
..... 1,500 1,504,095
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.44%, 01/20/31
(a) (b)
..... 1,000 999,612
Henley CLO IV DAC, Series 4X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.68%, 04/25/34
(a) (c)
................ EUR 400 449,472
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.67%, 10/22/34
(a) (b)
.......... USD 2,172 2,172,449
KKR CLO 27 Ltd., Series 27A, Class DR, (3-mo.
CME Term SOFR at 3.25% Floor + 3.25%),
8.55%, 10/15/32
(a) (b)
................ 1,000 998,037
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
.......... 934 893,593

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 6.69%, 04/19/33
(a) (b)
USD 986 $ 986,505
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.67%,
07/17/34
(a) (b)
..................... 3,000 3,000,164
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 8.32%, 08/15/37
(a) (b)
..... 1,500 1,518,687
MidOcean Credit CLO XV Ltd., Series 2024-
15A, Class A1, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 6.83%, 07/21/37
(a) (b)
1,500 1,501,481
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.11%,
05/25/37
(a)
...................... 2,086 1,872,863
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.51%, 07/15/34
(a) (b)
1,150 1,150,078
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%), 7.49%,
04/20/31
(a) (b)
..................... 1,000 1,002,676
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
07/20/31
(a) (b)
..................... 1,000 1,002,360
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.69%,
10/14/35
(a) (b)
..................... 3,000 3,001,729
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 6.60%,
04/14/35
(a) (b)
..................... 2,000 2,000,710
Oaktree CLO Ltd., Series 2024-27A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 6.43%, 10/22/37
(a) (b)
.......... 1,000 998,856
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 7.30%,
07/25/30
(a) (b)
..................... 1,000 1,001,642
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.89%,
01/20/35
(a) (b)
..................... 1,000 1,002,925
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.67%, 01/18/36
(a) (b)
..... 4,000 4,002,224
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.74%, 04/21/34
(a) (b)
..... 1,000 1,003,634
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/02/35
(a) (b)
..... 4,330 4,331,425
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 10/22/36
(a) (b)
..... 2,000 2,000,618
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at 3.15%
Floor + 3.41%), 8.69%, 07/20/34
(a) (b)
..... 1,250 1,252,673
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.58%, 02/24/37
(a) (b)
..... 3,250 3,252,685
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.48%, 04/20/37 ................ USD 1,500 $ 1,517,566
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.38%, 04/20/37 ................ 1,200 1,206,994
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.20%, 10/18/37
(a) (b)
..... 2,950 2,950,000
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/19/37
(a) (b)
..... 5,000 5,005,054
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
..... 754 657,365
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.55%, 10/17/31 ................ 1,035 1,036,136
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.09%, 05/21/34 ................ 2,500 2,506,066
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.24%, 05/21/34 ................ 1,000 1,001,298
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.38%,
11/14/34 ..................... 1,000 1,003,408
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.43%, 11/14/34 ................ 1,000 1,000,048
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.77%, 11/15/36 ................ 1,500 1,505,124
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.71%,
07/15/34 ..................... 3,000 3,002,807
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.51%,
01/15/35 ..................... 1,000 999,693
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.33%,
04/20/35 ..................... 2,000 1,997,068
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 2,500 2,500,623
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.38%, 04/20/36
(a) (b)
..... 4,000 4,023,342
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.70%, 10/25/34
(a) (b)
.......... 1,000 1,002,529
Pikes Peak CLO 6, Series 2020-6A, Class AR2,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.53%, 05/18/34
(a) (b)
.......... 2,000 2,000,790
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.28%, 10/27/34
(a) (b)
.......... 1,500 1,506,986
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.76%, 10/15/34
(a) (b)
................ 1,500 1,501,300
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
7.71%, 07/15/31
(a) (b)
................ 1,000 1,003,671

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 10/15/38
(a) (c)
................ EUR 100 $ 111,315
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.76%, 05/20/34
(a) (c)
................ 400 445,858
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.56%, 01/15/35
(a) (b)
.......... USD 1,000 998,908
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.70%, 04/20/34
(a) (b)
..... 2,910 2,913,806
Regatta VII Funding Ltd., Series 2016-1A, Class
DR2, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.13%, 06/20/34
(a) (b)
..... 1,500 1,500,826
Regatta XII Funding Ltd., Series 2019-1A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.66%, 10/15/32
(a) (b)
......... 1,000 1,006,185
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.66%,
01/15/34 ..................... 2,000 2,002,399
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.01%,
01/15/34 ..................... 1,100 1,102,832
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.59%, 01/20/35
(a) (b)
..... 1,000 1,000,700
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 8.79%, 01/18/34
(a) (b)
.......... 1,000 1,002,227
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.64%, 04/20/34 ................ 1,000 1,000,727
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.74%,
10/20/31 ..................... 500 502,013
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... 1,000 1,001,975
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.64%,
07/20/34 ..................... 1,000 1,001,256
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.79%,
07/20/34 ..................... 1,000 1,001,347
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.70%, 10/15/35
(a) (b)
................ 1,750 1,750,824
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/15/35
(a) (b)
................ 2,375 2,380,684
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.76%, 07/15/34
(a) (b)
................ 2,250 2,255,841
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.53%), 6.81%,
04/20/33 ..................... 5,600 5,612,134
Series 2020-8A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
04/20/33 ..................... 2,500 2,505,381
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.48%,
10/20/37 ..................... USD 2,500 $ 2,509,791
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 6.83%,
10/20/37 ..................... 1,750 1,755,096
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.98%,
10/20/37 ..................... 1,500 1,499,978
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.78%, 01/20/34
(a) (b)
..... 1,000 1,000,339
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.70%, 10/20/34
(a) (b)
..... 1,325 1,325,349
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................ EUR 140 155,360
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 7.85%, 04/25/34
(a) (b)
..... USD 1,000 1,001,759
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR at 2.21%
Floor + 2.21%), 7.49%, 07/20/32
(a) (b)
..... 1,000 1,002,200
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.93%, 04/20/37 ................ 1,000 1,004,416
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.88%, 04/20/37 ................ 2,000 2,035,486
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.48%, 01/23/32
(a) (b)
..... 1,415 1,416,042
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 10/23/34
(a) (b)
..... 3,000 3,004,381
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.59%, 04/20/34 ................ 1,000 1,001,007
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.94%, 04/20/34 ................ 1,250 1,239,441
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.68%, 01/15/34
(a) (b)
.......... 2,000 2,001,240
TICP CLO X Ltd., Series 2018-10A, Class B,
(3-mo. CME Term SOFR at 1.47% Floor +
1.73%), 7.01%, 04/20/31
(a) (b)
.......... 1,700 1,701,261
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME
Term SOFR at 2.50% Floor + 2.50%),
7.79%, 04/25/37 ................ 600 609,716
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,050 1,070,128
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.21%, 07/15/34
(a) (b)
.......... 2,550 2,558,702
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 10/20/32
(a) (b)
..... 2,815 2,820,644

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XV Ltd., Series 2020-15A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.69%, 04/20/33
(a) (b)
.......... USD 1,000 $ 1,003,311
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.77%,
10/25/34 ..................... 1,000 1,000,707
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.78%,
01/20/36 ..................... 2,500 2,516,291
Series 2022-2A, Class B1, (3-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 8.68%,
01/20/36 ..................... 1,500 1,507,788
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.08%, 10/20/36
(a) (b)
.......... 1,500 1,507,845
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a) (b)
......... 4,000 4,000,206
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.13%, 01/23/37
(a) (b)
......... 2,000 2,021,094
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c) (d)
................ GBP 98 134,797
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class B, (3-mo. CME Term SOFR at 2.80%
Floor + 2.80%), 8.08%, 10/20/36
(a) (b)
..... USD 1,500 1,525,801
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.59%, 07/20/37
(a) (b)
..... 2,000 2,001,398
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
6.66%, 07/24/36 ................ 2,580 2,584,386
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ................ 3,000 3,000,947
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.76%, 10/24/34
(a) (b)
..... 2,700 2,704,529
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.78%,
10/15/34 ..................... 4,100 4,100,711
Series 2021-3A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
0.00%, 10/15/35 ................ 4,100 4,100,000
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 7.43%, 04/20/36
(a) (b)
......... 1,500 1,509,387
Total Asset-Backed Securities — 24 .6%
(Cost: $ 302,749,597 ) .............................. 307,366,339
Shares
Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(e)
.............. 1,491 23,573
Construction & Engineering — 0.0%
McDermott International Ltd.
(e)
........... 48,333 9,667
Financial Services — 0.0%
Travelport Finance SARL
(e) (f)
............ 100 261,559
Security
Shares
Shares Value
Health Care Providers & Services — 0.0%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 302,229 )
(e) (g)
................. 7,243 $ 75,146
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(e) (f) (h)
.................... 3,743 —
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(e)
...................... 1,550 40,098
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
.............. 283 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 52,062 )
(e) (f) (g)
.......... 4,144 273,504
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
.............. 3,112 50,601
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(e)
.............. 3,004 13,518
Professional Services — 0.0%
NMG, Inc.
(e)
........................ 1,905 226,695
Specialized REITs — 0.0%
VICI Properties, Inc. .................. 2,399 79,911
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
............. 5,686 45,488
Total Common Stocks — 0 .1%
(Cost: $ 1,121,744 ) ............................... 1,099,760
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 33,280
Boeing Co. (The)
(b)
6.86% , 05/01/54 .................. 5,525 6,064,296
7.01% , 05/01/64 .................. 2,330 2,567,143
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 28 28,079
8.75% , 11/15/30 .................. 125 137,259
7.25% , 07/01/31 .................. 19 20,087
7.00% , 06/01/32 .................. 28 29,286
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 13 12,539
4.13% , 04/15/29 .................. 38 36,514
RTX Corp., 6.40%, 03/15/54 ........... 1,690 1,995,397
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 48 52,073
9.75% , 11/15/30 .................. 41 45,715
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 192 197,623
6.38% , 03/01/29 .................. 191 197,059
7.13% , 12/01/31 .................. 101 106,824
6.63% , 03/01/32 .................. 260 270,749
6.00% , 01/15/33 .................. 135 136,912
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 77 80,605
12,011,440
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 18 18,357
Automobile Components — 0.3%
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 1,257 1,261,093

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75% , 05/15/28 .................. USD 89 $ 91,737
Forvia SE, 5.50%, 06/15/31
(c)
........... EUR 100 110,341
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 9 9,211
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 45 41,388
Icahn Enterprises LP
5.25% , 05/15/27 .................. 3 2,875
9.75% , 01/15/29
(b)
................. 71 73,660
4.38% , 02/01/29 .................. 59 51,563
9.00% , 06/15/30
(b)
................. 22 22,182
Mahle GmbH
(c)
2.38% , 05/14/28 .................. EUR 100 96,316
6.50% , 05/02/31 .................. 289 312,371
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... USD 15 15,124
Schaeffler AG, 4.75%, 08/14/29
(c)
........ EUR 600 671,029
SK On Co. Ltd., 5.38%, 05/11/26
(c)
....... USD 345 349,420
SMRC Automotive Holdings Netherlands BV,
5.63%, 07/11/29
(c)
................ 275 282,928
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 35 32,477
Valeo SE, 5.88%, 04/12/29
(c)
........... EUR 600 701,004
4,124,719
Automobiles — 0.7%
Hyundai Capital America
(c)
(1-day SOFR + 1.32%), 6.19% , 11/03/25
(a)
USD 200 201,433
2.38% , 10/15/27 .................. 200 188,449
Kia Corp., 1.75%, 10/16/26
(c)
........... 200 189,750
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................ 2,595 2,670,496
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
................. 75 77,497
6.95% , 09/15/26
(b)
................. 3,055 3,156,714
Nissan Motor Co. Ltd., 3.20%, 09/17/28
(c)
... EUR 686 740,949
RCI Banque SA
(c)
4.88% , 10/02/29 .................. 634 742,599
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30
(a)
.................... 700 771,625
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 200 227,394
8,966,906
Banks — 10.3%
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (i)
......... USD 200 215,938
Australia & New Zealand Banking Group Ltd.,
(1-day SOFR + 0.68%), 5.56%, 07/16/27
(a) (c)
200 200,419
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate at 0.00% Floor +
5.01%), 7.71%, 01/18/28
(a) (c)
.......... EUR 100 121,202
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (i)
.. 200 228,474
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (i)
......... USD 200 214,750
Banco de Credito Social Cooperativo SA
(a)(c)
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50% , 09/14/29 ................ EUR 600 760,276
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13% , 09/03/30 ................ 100 112,772
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (i)
......... USD 280 274,512
Bancolombia SA
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.94%), 4.63% ,
12/18/29 ..................... 229 226,781
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.32%), 8.63% ,
12/24/34 ..................... USD 328 $ 348,992
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a) (c) (i)
.................... 200 197,600
5.30% , 09/21/28
(b)
................. 605 621,275
5.50% , 09/21/33
(b)
................. 805 835,163
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 850 804,520
(1-day SOFR + 1.83%), 4.57% , 04/27/33 . 11,145 11,091,468
Bank of Cyprus PCL, (3-mo. EURIBOR +
1.97%), 5.00%, 05/02/29
(a) (c)
.......... EUR 150 169,584
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
... USD 250 254,533
Barclays plc
(a)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% .... GBP 300 401,148
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 8,115 8,545,833
(USISSO05 + 5.78%), 9.63% ......... 3,035 3,417,149
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a) (b) (i)
............... 10,835 11,624,254
BPCE SA, 4.50%, 01/13/33
(c)
........... EUR 500 590,035
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
...... USD 250 239,375
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a) (c)
... 200 196,472
Citigroup, Inc.
4.30% , 11/20/26 .................. 500 499,493
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (i)
..................... 29 30,983
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (i)
..................... 7,500 7,940,722
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (i)
..................... 100 104,094
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
2,820 3,008,924
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a) (i)
............... 25 26,753
Commerzbank AG
(a)(c)(i)
(5-Year EUR Swap Annual + 4.39%), 4.25% EUR 400 414,448
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 451,845
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 200 237,658
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 125 140,021
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 125 145,285
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
USD 200 205,312
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
............... 200 190,434
HSBC Holdings plc, (5-Year EUR Swap Annual
+ 3.84%), 4.75%
(a) (c) (i)
.............. EUR 264 286,899
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
..................... USD 7,875 8,117,143
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 574 534,537

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA, 5.15%, 06/10/30
(c)
.... GBP 619 $ 788,532
JPMorgan Chase & Co.
3.63% , 12/01/27 .................. USD 300 295,480
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
9,555 10,130,816
Series W , (3-mo. CME Term SOFR +
1.26%), 6.38% , 05/15/47
(a)
......... 1,000 902,932
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 1,830 1,989,683
Kookmin Bank, 1.75%, 05/04/25
(c)
........ 200 196,438
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.61%), 5.13%
(a) (i)
................ GBP 200 266,756
Metropolitan Bank & Trust Co., 5.50%,
03/06/34
(c)
..................... USD 275 284,883
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
... 250 255,552
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 225 260,836
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (i)
................ USD 5,360 5,847,396
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (i)
............... 200 198,574
Standard Chartered plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.57%), 7.88%
(i)
200 211,350
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ..................... 200 214,757
Toronto-Dominion Bank (The)
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.08%), 8.13% ,
10/31/82 ..................... 6,243 6,697,565
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.98%), 7.25% ,
07/31/84 ..................... 10,460 10,897,762
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
................ 15,305 15,705,099
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 1,020 1,059,277
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a) (i)
..................... 48 52,274
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
6.85%
(a) (i)
..................... 50 52,185
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
6,713 6,789,951
5.38% , 11/02/43 .................. 500 504,108
Westpac Banking Corp., (1-day SOFR +
0.81%), 5.69%, 04/16/29
(a)
........... 200 200,406
Woori Bank
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.66%), 4.25% 200 199,500
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.28%), 6.38% 300 307,594
128,336,782
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ...................... 106 100,757
Security
Par (000)
Par (000) Value
Biotechnology — 0.0%
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 100 $ 108,126
6.25% , 04/01/28 .................. GBP 100 126,910
235,036
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 . USD 200 183,796
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 30 27,511
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 .................. EUR 170 189,353
(3-mo. EURIBOR + 4.25%), 7.53% ,
09/30/31
(a)
.................... 166 184,321
JD.com, Inc., 3.88%, 04/29/26 .......... USD 300 297,187
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 49 47,642
3.63% , 10/01/31 .................. 8 7,164
NMG Holding Co., Inc., 8.50%, 10/01/28
(b)
... 21 21,374
958,348
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... 50 51,074
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 23 23,882
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 35 35,417
EMRLD Borrower LP
(b)
6.38% , 12/15/30 .................. EUR 100 116,763
6.63% , 12/15/30 .................. USD 311 320,671
6.75% , 07/15/31 .................. 25 26,071
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 176 202,025
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 43 43,452
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 39 38,083
9.75% , 07/15/28 .................. 33 33,710
Owens Corning, 3.50%, 02/15/30 ........ 70 66,484
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 200 191,665
Sisecam UK plc, 8.25%, 05/02/29
(b)
....... USD 638 658,161
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 158 158,583
8.88% , 11/15/31 .................. 27 29,125
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 39 40,383
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 30 29,746
4.75% , 01/15/28 .................. 14 13,713
3.38% , 01/15/31 .................. 44 39,197
Summit Materials LLC
(b)
5.25% , 01/15/29 .................. 14 13,846
7.25% , 01/15/31 .................. 41 43,431
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 34 34,010
2,209,492
Capital Markets — 5.3%
Abu Dhabi Developmental Holding Co. PJSC
5.25% , 10/02/54
(c)
................. 225 222,187
5.25% , 10/02/54
(b)
................. 471 465,113
Amipeace Ltd., 1.50%, 10/22/25
(c)
........ 200 193,594
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
4,302 4,472,133
Ares Capital Corp., 5.95%, 07/15/29 ...... 35 35,926
Ares Strategic Income Fund, 5.60%, 02/15/30
(b)
36 35,715
Blackstone Private Credit Fund
1.75% , 11/30/26
(c)
................. EUR 713 757,722
3.25% , 03/15/27 .................. USD 74 70,524
5.95% , 07/16/29
(b)
................. 16 16,291
6.25% , 01/25/31
(b)
................. 29 29,791
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 44 42,597
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 40 41,998

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. USD 28 $ 29,499
6.60% , 09/15/29
(b)
................. 15 15,388
6.65% , 03/15/31 .................. 4,545 4,642,159
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 12 12,056
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................ 200 192,313
China Ping An Insurance Overseas Holdings
Ltd., 6.13%, 05/16/34
(c)
............. 200 213,118
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 30 29,145
Deutsche Bank AG
(a)
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(c) (i)
..................... 200 193,900
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(c) (i)
..................... EUR 200 204,680
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (i)
..................... 200 231,814
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . USD 3,350 3,606,157
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 29 29,277
Gaci First Investment Co., 5.25%, 10/13/32
(c)
. 200 204,930
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a) (i)
12,722 12,777,150
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 2 1,937
8.00% , 06/15/27 .................. 56 59,325
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 55 56,969
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(c)
200 198,063
Intermediate Capital Group plc, 2.50%,
01/28/30
(c)
..................... EUR 742 767,190
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
.... USD 6,830 7,502,850
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 453 446,347
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 4,373 4,184,471
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 885 925,348
Oaktree Strategic Credit Fund
(b)
8.40% , 11/14/28 .................. 38 41,107
6.50% , 07/23/29 .................. 20 20,311
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (i)
.......... 74 76,663
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49% ,
05/12/26 ..................... 5,085 5,070,171
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ..................... 5,700 5,932,921
(USISSO05 + 3.63%), 6.85%
(i)
........ 225 227,679
(USISSO05 + 4.16%), 7.75%
(i)
........ 5,365 5,736,279
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(i)
5,410 6,380,197
66,393,005
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 18 18,452
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 283 222,862
Braskem Netherlands Finance BV, 4.50%,
01/31/30
(c)
..................... 351 312,987
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 145 160,430
5.38% , 05/15/27 .................. USD 19 18,600
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.75% , 11/15/28
(b)
................. USD 36 $ 34,197
4.63% , 11/15/29
(b)
................. 43 38,507
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 142 135,367
Evonik Industries AG, (5-Year EUR Swap
Annual + 1.84%), 1.38%, 09/02/81
(a) (c)
.... EUR 700 735,102
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... 358 397,551
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 32 32,352
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
..................... EUR 356 419,513
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 135 112,712
Kronos International, Inc., 9.50%, 03/15/29
(c)
. EUR 146 176,737
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... 147 143,443
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... USD 25 25,517
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
29 28,218
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 100 114,571
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 145 159,801
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. USD 200 213,452
5.38% , 10/01/29
(c)
................. EUR 100 104,726
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(c)
..................... USD 360 308,925
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 200 193,750
6.50% , 09/27/28 .................. 227 225,014
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 19 18,270
4.38% , 02/01/32 .................. 40 37,069
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 52 49,921
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 48 47,299
5.63% , 08/15/29 .................. 133 124,938
7.38% , 03/01/31 .................. 62 64,960
4,675,243
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 10 9,552
4.88% , 07/15/32 .................. 14 13,372
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 .................. 1,000 1,002,151
4.63% , 06/01/28 .................. 200 188,031
6.00% , 06/01/29 .................. 217 193,923
7.88% , 02/15/31 .................. 211 215,534
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 231 269,030
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.38%, 04/15/31
(a) (c)
. 129 143,632
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... USD 52 48,893
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 13,036
5.75% , 07/15/29 .................. 46 45,542
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 59 58,810
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 18 18,647
6.75% , 06/15/32 .................. 27 28,163
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 53 52,248
6.38% , 02/01/31 .................. 4 4,098
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 75 73,638
9.50% , 11/01/27 .................. 41 41,054
7.75% , 02/15/28 .................. 30 31,107
6.00% , 06/01/29 .................. 21 20,153
8.25% , 08/01/32 .................. 42 42,987

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. USD 52 $ 51,583
4.00% , 08/01/28 .................. 50 48,020
3.50% , 09/01/28 .................. 16 15,233
4.75% , 06/15/29 .................. 20 19,509
4.38% , 08/15/29 .................. 12 11,502
6.75% , 01/15/31 .................. 27 28,318
Intrum AB
(c)
3.00% , 09/15/27 .................. EUR 399 335,331
9.25% , 03/15/28 .................. 100 84,441
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 66 64,255
Paprec Holding SA, 7.25%, 11/17/29
(c)
..... EUR 100 118,250
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 89 89,024
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
.... EUR 173 196,426
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. USD 40 37,654
5.00% , 09/01/30 .................. 14 13,131
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 29 29,247
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 12 11,956
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ EUR 100 113,567
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 124 123,381
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 39 37,906
6.63% , 06/15/29 .................. 13 13,385
7.38% , 10/01/31 .................. 8 8,456
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 18 18,710
3,982,886
Communications Equipment — 0.0%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 44 36,960
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 13 11,796
48,756
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 49 46,969
6.88% , 08/15/32 .................. 7 7,326
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 209 223,808
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 29 27,994
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................ 400 383,625
Pike Corp., 8.63%, 01/31/31
(b)
.......... 25 26,730
716,452
Consumer Finance — 0.3%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 400 452,847
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 372 372,000
BOC Aviation USA Corp., 5.25%, 01/14/30
(c)
. 200 206,412
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 22 23,249
CMB International Leasing Management Ltd.,
(1-day SOFR + 0.76%), 5.61%, 06/04/27
(a) (c)
200 199,792
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 . 500 495,648
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 17 17,383
8.00% , 02/15/27 .................. 2 2,090
8.00% , 06/15/28 .................. 41 43,946
6.88% , 04/15/29 .................. 25 26,007
5.88% , 03/15/30 .................. 25 25,033
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 15 15,235
Hyundai Capital Services, Inc., 5.13%,
02/05/29
(c)
..................... 200 204,062
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(c)
... 345 358,476
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. USD 42 $ 44,155
6.40% , 03/26/29 .................. 10 10,408
8.13% , 03/30/29 .................. 15 15,886
6.50% , 03/26/31 .................. 20 21,112
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
200 204,500
Muthoot Finance Ltd.
7.13% , 02/14/28
(c)
................. 450 462,375
7.13% , 02/14/28
(b)
................. 405 416,137
Navient Corp., 9.38%, 07/25/30 ......... 30 33,279
OneMain Finance Corp.
6.63% , 01/15/28 .................. 42 42,764
5.38% , 11/15/29 .................. 31 29,790
7.88% , 03/15/30 .................. 75 78,404
4.00% , 09/15/30 .................. 12 10,688
7.50% , 05/15/31 .................. 12 12,353
7.13% , 11/15/31 .................. 20 20,240
SLM Corp., 3.13%, 11/02/26 ........... 45 43,261
3,887,532
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 43 41,579
4.63% , 01/15/27 .................. 24 23,349
6.50% , 02/15/28 .................. 3 3,055
3.50% , 03/15/29 .................. 99 92,310
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 434 574,270
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 100 123,568
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(c)
..................... USD 200 180,812
CK Hutchison International 24 Ltd., 5.50%,
04/26/34
(c)
..................... 200 209,990
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 10 10,399
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%, 07/01/29
(a) (c)
. EUR 120 134,246
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 44 41,842
6.13% , 09/15/32 .................. 62 63,355
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 101 115,739
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 11 10,491
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 40 41,691
4.75% , 02/15/29 .................. 22 21,449
4.63% , 06/01/30 .................. 14 13,525
7.25% , 01/15/32 .................. 4 4,233
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 11 10,979
1,716,882
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 270 241,007
Ball Corp., 3.13%, 09/15/31 ........... 29 25,751
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 61 61,579
6.88% , 01/15/30 .................. 51 52,083
8.75% , 04/15/30 .................. 91 92,405
Crown European Holdings SACA, 4.50%,
01/15/30
(c)
..................... EUR 118 134,323
Fiber Bidco SpA
(c)
10.00% , 06/15/29 ................. 100 112,834
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.35% , 01/15/30
(a)
............... 100 111,952
6.13% , 06/15/31 .................. 122 135,125
Graphic Packaging International LLC, 3.50%,
03/01/29
(b)
..................... USD 34 31,946
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 200 208,816

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 8 $ 7,994
5.88% , 11/01/28 .................. 2 1,873
9.50% , 11/01/28 .................. 79 81,629
8.63% , 10/01/31 .................. 45 44,656
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 376 388,475
9.25% , 04/15/27 .................. 27 27,685
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 22 22,601
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 14 13,527
6.13% , 02/01/28 .................. 38 38,636
6.50% , 07/15/32 .................. 21 21,655
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
47 52,176
1,908,728
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 22 20,568
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 59 59,190
Dealer Tire LLC, 8.00%, 02/01/28 ........ 68 67,695
Gates Corp., 6.88%, 07/01/29 .......... 34 35,219
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 21 19,781
6.50% , 07/15/32 .................. 46 47,220
249,673
Diversified Consumer Services — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
50 50,928
Pachelbel Bidco SpA
(c)
7.13% , 05/17/31 .................. EUR 200 237,201
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07% , 05/17/31
(a)
............... 100 112,038
Service Corp. International
3.38% , 08/15/30 .................. USD 2 1,813
4.00% , 05/15/31 .................. 56 51,819
5.75% , 10/15/32 .................. 110 110,720
Sotheby's, 7.38%, 10/15/27
(b)
........... 200 192,489
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 92 96,922
853,930
Diversified REITs — 0.6%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 59 54,999
GLP Capital LP, 3.25%, 01/15/32 ........ 1,570 1,388,899
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 50 48,194
Uniti Group LP
(b)
10.50% , 02/15/28 ................. 197 210,279
Series MAY , 10.50% , 02/15/28 ......... 48 51,235
VICI Properties LP, 5.13%, 05/15/32 ...... 5,900 5,923,978
7,677,584
Diversified Telecommunication Services — 0.5%
Altice Financing SA, 5.75%, 08/15/29
(b)
..... 200 160,728
Altice France SA, 5.50%, 10/15/29
(b)
...... 200 140,068
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
.................... EUR 250 285,593
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. USD 51 50,195
6.38% , 09/01/29 .................. 184 184,218
7.38% , 03/01/31 .................. 111 113,650
4.25% , 01/15/34 .................. 105 86,127
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (j)
.... EUR 600 708,734
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 22 22,089
5.00% , 05/01/28 .................. 165 163,512
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.75% , 05/15/30 .................. USD 59 $ 62,874
8.63% , 03/15/31 .................. 67 72,232
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 431 402,446
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. 200 203,463
6.88% , 04/15/31
(c)
................. EUR 228 269,661
Iliad SA, 5.38%, 05/02/31
(c)
............ 300 349,390
Koninklijke KPN NV, (5-Year EUR Swap Annual
+ 3.77%), 6.00%
(a) (c) (i)
.............. 621 735,331
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 20 21,801
4.88% , 06/15/29 .................. 54 45,360
11.00% , 11/15/29 ................. 313 346,485
10.50% , 05/15/30 ................. 262 281,978
10.75% , 12/15/30 ................. 5 5,926
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
EUR 252 292,043
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 54 45,146
4.13% , 04/15/30 .................. 54 43,387
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a) (c) (i)
............... 329 328,243
Telecom Italia SpA, 2.75%, 04/15/25
(c)
..... EUR 113 125,031
Verizon Communications, Inc.
3.88% , 02/08/29 .................. USD 325 320,628
4.50% , 08/10/33 .................. 500 494,059
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
..................... 200 177,908
Windstream Escrow LLC
(b)
7.75% , 08/15/28 .................. 60 60,056
8.25% , 10/01/31 .................. 28 28,466
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 162 144,900
6.13% , 03/01/28 .................. 46 38,180
6,809,908
Electric Utilities — 1.4%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
..................... 200 194,062
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 326 293,991
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 38 38,536
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
..................... 200 209,875
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
..................... 327 343,860
Diamond II Ltd.
7.95% , 07/28/26
(b)
................. 255 258,187
7.95% , 07/28/26
(c)
................. 200 202,500
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
........... 35 36,340
Duke Energy Florida LLC, 5.95%, 11/15/52 .. 2,620 2,896,904
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 200 225,190
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 200 223,190
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 363 332,939
FirstEnergy Corp., 4.00%, 05/01/26
(j)
...... 126 131,859
Minejesa Capital BV, 4.63%, 08/10/30
(c)
.... 172 169,610
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 35 37,768
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 13 14,441

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
6.95% , 03/15/34 .................. USD 1,200 $ 1,363,847
4.20% , 06/01/41 .................. 4,040 3,411,797
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 33 31,924
PG&E Corp.
4.25% , 12/01/27
(b) (j)
................ 28 30,324
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 20 20,977
Sorik Marapi Geothermal Power PT, 7.75%,
08/05/31
(b)
..................... 609 605,194
Southern California Edison Co., 5.88%,
12/01/53 ...................... 5,500 5,965,183
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
..................... 200 191,813
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................ 196 199,604
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (k)
............. 815 —
Vistra Operations Co. LLC
(b)
5.00% , 07/31/27 .................. 8 7,961
7.75% , 10/15/31 .................. 39 41,987
6.88% , 04/15/32 .................. 44 46,285
17,526,148
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 80 77,319
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 5.55%, 08/22/34 ........... 20 20,463
Coherent Corp., 5.00%, 12/15/29
(b)
....... 46 44,977
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 18 18,788
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 41 39,183
3.75% , 02/15/31 .................. 6 5,493
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 13 13,573
142,477
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 16 16,050
6.25% , 04/01/28 .................. 35 35,174
6.63% , 09/01/32 .................. 51 52,300
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
25 26,121
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 45 46,422
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 61 63,129
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 25 23,424
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 67 67,149
8.88% , 08/15/31 .................. 6 5,708
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 74 76,353
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 19 19,036
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 104 117,759
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. USD 14 13,971
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 29 27,654
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 35 35,801
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 31 31,930
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 72 71,956
8.25% , 05/15/29 .................. 73 72,367
8.75% , 02/15/30 .................. 67 70,013
8.50% , 05/15/31 .................. 81 80,486
USA Compression Partners LP
6.88% , 09/01/27 .................. 73 73,617
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
7.13% , 03/15/29
(b)
................. USD 47 $ 48,408
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 96 98,880
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 42 43,765
1,217,473
Entertainment — 0.0%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 13 13,571
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 55 49,374
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 22 21,689
3.75% , 01/15/28 .................. 51 49,006
Playtika Holding Corp., 4.25%, 03/15/29 .... 22 20,191
153,831
Financial Services — 1.1%
Block, Inc.
2.75% , 06/01/26 .................. 63 61,079
3.50% , 06/01/31 .................. 9 8,207
6.50% , 05/15/32
(b)
................. 186 193,685
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 214,609
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... 28 28,288
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 11 11,421
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 .................. 290 292,897
5.88% , 03/05/28 .................. 200 198,660
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 69 71,722
9.13% , 05/15/31 .................. 30 30,843
Global Payments, Inc.
2.15% , 01/15/27 .................. 8,745 8,334,961
1.50% , 03/01/31
(b) (j)
................ 63 60,165
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 18 18,425
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 155 203,860
KODIT Global Co., Ltd., Series 2023-1, 4.95%,
05/25/26
(c)
..................... USD 200 201,546
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 143 142,306
6.50% , 08/01/29 .................. 57 57,959
5.13% , 12/15/30 .................. 26 24,942
5.75% , 11/15/31 .................. 40 39,183
7.13% , 02/01/32 .................. 83 86,681
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(a) (c) (i)
............... GBP 200 268,727
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 29 31,925
Nexi SpA, 0.00%, 02/24/28
(c) (j) (l)
......... EUR 800 774,776
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 32 34,122
7.13% , 11/15/30 .................. 31 32,099
Piramal Capital & Housing Finance Ltd., 7.80%,
01/29/28
(c)
..................... 200 204,250
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 100 108,952
5.38% , 04/15/31 .................. 100 108,429
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 103 98,888
3.88% , 03/01/31 .................. 3 2,762
4.00% , 10/15/33 .................. 23 20,546
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 40 39,588
6.75% , 08/15/32 .................. 110 114,844

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 .................. GBP 100 $ 102,898
0.88% , 01/31/28 .................. EUR 106 84,929
1.25% , 01/31/32 .................. 106 84,211
Worldline SA, 0.00%, 07/30/26
(c) (j) (l)
....... 707 714,602
13,107,987
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 10 10,461
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(c)
..................... 200 195,880
Chobani LLC
(b)
4.63% , 11/15/28 .................. 84 81,804
7.63% , 07/01/29 .................. 170 178,521
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 62 62,590
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 13 13,791
9.63% , 09/15/32 .................. 16 16,562
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 30 29,806
4.13% , 01/31/30 .................. 23 21,573
4.38% , 01/31/32 .................. 46 42,668
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 352 267,520
Post Holdings, Inc.
(b)
4.50% , 09/15/31 .................. 11 10,277
6.25% , 02/15/32 .................. 32 32,951
6.38% , 03/01/33 .................. 26 26,424
6.25% , 10/15/34 .................. 24 24,151
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 32 30,360
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 189 218,548
1,263,887
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................ USD 37 37,791
AmeriGas Partners LP, 9.38%, 06/01/28 .... 9 9,451
Promigas SA ESP, 3.75%, 10/16/29 ....... 245 224,482
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 12 11,188
282,912
Ground Transportation — 0.1%
Boels Topholding BV, 5.75%, 05/15/30
(c)
.... EUR 214 244,813
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... USD 200 197,530
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
49 50,389
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 21 22,104
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................ 200 193,558
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%, 04/22/30
(a)
...... EUR 124 138,376
Uber Technologies, Inc.
(j)
0.00% , 12/15/25
(l)
................. USD 18 19,845
Series 2028 , 0.88% , 12/01/28
(b)
........ 63 78,876
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 16 16,676
962,167
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 .................. 61 59,621
3.88% , 11/01/29 .................. 36 34,062
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 141 149,108
Medline Borrower LP
3.88% , 04/01/29 .................. 52 49,232
6.25% , 04/01/29 .................. 70 72,123
5.25% , 10/01/29 .................. 161 157,970
Neogen Food Safety Corp., 8.63%, 07/20/30 . 38 42,060
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31 USD 22 $ 22,847
587,023
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
29 27,617
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 49 47,919
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 137 134,817
6.00% , 01/15/29 .................. 70 67,955
4.75% , 02/15/31 .................. 79 69,445
10.88% , 01/15/32 ................. 92 101,383
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 43 45,215
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 19 19,628
Encompass Health Corp.
4.75% , 02/01/30 .................. 31 30,300
4.63% , 04/01/31 .................. 33 31,599
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 255 306,019
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 16 16,133
HCA, Inc.
5.45% , 09/15/34 .................. 10 10,289
3.50% , 07/15/51 .................. 11,531 8,308,677
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 51 49,288
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 35 38,535
11.00% , 10/15/30 ................. 80 90,271
10.00% , 06/01/32 ................. 30 32,981
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 70 64,017
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 54 51,306
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 133 142,786
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 112 116,903
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 147 153,229
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 29 30,037
9,986,349
Health Care REITs — 0.0%
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 100 120,710
4.63% , 08/01/29 .................. USD 94 75,607
3.50% , 03/15/31 .................. 12 8,764
205,081
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 26 26,377
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 27 28,066
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 14 14,093
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(j)
.. 1 917
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 67 70,107
4.50% , 02/15/29 .................. 44 42,574
6.50% , 04/01/32 .................. 75 77,507
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 52 47,867
Service Properties Trust
8.63% , 11/15/31
(b)
................. 178 193,568
8.88% , 06/15/32 .................. 51 48,716
549,792
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 62 59,577
5.63% , 09/15/29 .................. 22 22,318
4.00% , 10/15/30 .................. 34 31,353
Acushnet Co., 7.38%, 10/15/28
(b)
........ 24 25,300
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... EUR 619 730,382

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%,
04/01/25
(c)
..................... EUR 100 $ 110,717
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 7.49%,
07/18/30
(a) (c)
.................... 153 171,525
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 43 42,513
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 51 49,028
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. 19 19,391
7.00% , 02/15/30 .................. 184 192,224
6.50% , 02/15/32 .................. 77 79,650
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 7 7,089
4.00% , 08/01/28 .................. 10 9,627
6.00% , 05/01/29 .................. 116 117,531
7.00% , 08/15/29 .................. 139 147,688
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 262 282,716
Carnival plc, 1.00%, 10/28/29 .......... EUR 109 105,326
Cedar Fair LP, 6.50%, 10/01/28 ......... USD 28 28,361
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 44 43,142
5.75% , 04/01/30 .................. 69 69,075
6.75% , 05/01/31 .................. 77 79,515
Codere New Holdco SA, 7.50%, 11/30/27
(c) (e) (k)
EUR 108 1,079
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... GBP 100 131,205
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 34 32,464
6.75% , 01/15/30 .................. 32 29,813
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
..................... 200 192,250
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 31 30,589
3.63% , 02/15/32
(b)
................. 35 31,620
6.13% , 04/01/32
(b)
................. 26 26,771
5.88% , 03/15/33
(b)
................. 76 77,440
International Game Technology plc, 2.38%,
04/15/28
(c)
..................... EUR 698 742,846
Life Time, Inc., 8.00%, 04/15/26
(b)
........ USD 42 42,391
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 43 44,489
7.50% , 09/01/31 .................. 20 20,977
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 54 56,502
Lottomatica SpA
(c)
5.38% , 06/01/30 .................. EUR 100 115,265
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76% , 06/01/31
(a)
............... 119 133,465
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 69 67,115
Meituan
(c)
0.00% , 04/27/27
(j) (l)
................ 300 291,900
4.63% , 10/02/29 .................. 500 497,515
3.05% , 10/28/30 .................. 200 182,125
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
................. 333 326,756
5.75% , 07/21/28
(c)
................. 200 193,250
5.38% , 12/04/29
(b)
................. 200 187,750
7.63% , 04/17/32
(c)
................. 200 205,925
7.63% , 04/17/32
(b)
................. 200 205,925
MGM China Holdings Ltd., 7.13%, 06/26/31
(b)
. 200 206,126
MGM Resorts International, 6.13%, 09/15/29 . 54 54,672
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 51 48,918
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. 33 35,284
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.75% , 02/15/29 .................. USD 40 $ 42,864
6.25% , 03/01/30 .................. 35 34,961
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 24 24,480
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
..................... 55 37,539
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 38 41,148
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 55 53,386
Royal Caribbean Cruises Ltd.
(b)
5.38% , 07/15/27 .................. 7 7,063
5.50% , 04/01/28 .................. 18 18,228
5.63% , 09/30/31 .................. 135 136,772
6.25% , 03/15/32 .................. 18 18,672
6.00% , 02/01/33 .................. 100 102,518
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 70 68,854
11.25% , 12/15/27 ................. 6 6,226
Sands China Ltd.
(d)
5.40% , 08/08/28 .................. 260 261,950
4.38% , 06/18/30 .................. 200 191,327
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 19 18,857
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 72 74,572
6.63% , 05/01/32 .................. 10 10,356
Station Casinos LLC
(b)
4.63% , 12/01/31 .................. 49 45,439
6.63% , 03/15/32 .................. 21 21,467
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 10.17% ,
07/31/29
(a)
.................... EUR 100 113,569
10.75% , 07/31/29 ................. GBP 171 236,334
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
..... USD 200 201,875
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(c)
..................... 200 197,424
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 41 42,842
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 327 326,772
7.00% , 02/15/29 .................. 13 13,164
9.13% , 07/15/31 .................. 28 30,619
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 41 40,865
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 13 13,010
Wynn Macau Ltd.
4.88% , 10/01/24
(c)
................. 300 300,000
5.63% , 08/26/28
(b)
................. 200 194,260
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 47 46,436
7.13% , 02/15/31 .................. 59 63,655
6.25% , 03/15/33 .................. 22 22,287
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 32 31,623
9,727,889
Household Durables — 0.7%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 23,999
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 10 10,376
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 32 30,669
4.88% , 02/15/30 .................. 31 29,183
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
44 44,042
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
18 19,021
Empire Communities Corp., 9.75%, 05/01/29
(b)
10 10,677
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 39 43,379
LG Electronics, Inc.
(b)
5.63% , 04/24/27 .................. 792 812,117

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.63% , 04/24/29 .................. USD 242 $ 251,815
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 24 25,702
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 43 42,747
Meritage Homes Corp., 1.75%, 05/15/28
(b) (j)
.. 3 3,416
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
25 26,341
Newell Brands, Inc., 7.00%, 04/01/46
(d)
..... 8,142 7,290,231
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 14 14,893
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 69 68,554
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
..................... 43 38,329
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 2 2,002
8,787,493
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 9 8,917
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 7 7,026
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(j)
................. 23 23,811
3.88% , 03/15/31 .................. 8 7,004
46,758
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA
(b)
6.30% , 03/15/29 .................. 275 284,982
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 495 511,553
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 33 34,717
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 43 42,402
4.63% , 02/01/29 .................. 16 15,454
5.00% , 02/01/31 .................. 14 13,555
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 50 49,062
3.75% , 01/15/32 .................. 52 47,055
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 900 934,875
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 9 9,464
NextEra Energy Partners LP
(b)(j)
0.00% , 11/15/25
(l)
................. 100 93,400
2.50% , 06/15/26 .................. 55 51,698
San Miguel Global Power Holdings Corp.,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 7.73%), 8.75%
(a) (c) (i)
... 200 205,000
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 22 23,976
TransAlta Corp., 7.75%, 11/15/29 ........ 44 46,476
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
.................... 21 21,998
2,385,667
Insurance — 1.1%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 30 30,873
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 128 122,536
6.75% , 10/15/27 .................. 198 197,257
6.75% , 04/15/28 .................. 145 147,348
5.88% , 11/01/29 .................. 72 69,139
7.38% , 10/01/32 .................. 105 106,455
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 17 17,415
4.88% , 06/30/29 .................. 45 43,150
Aon North America, Inc., 5.75%, 03/01/54 ... 5,955 6,308,352
Security
Par (000)
Par (000) Value
Insurance (continued)
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 220 $ 248,260
7.75% , 02/15/31
(b)
................. USD 200 206,745
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 44 45,221
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (i)
............... EUR 315 366,522
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 9 9,470
Cathaylife Singapore Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.50%), 5.30%, 09/05/39
(a) (c)
... 200 201,688
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(a) (c)
.................... 200 204,978
FWD Group Holdings Ltd., 7.64%, 07/02/31
(c)
. 400 434,224
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... GBP 249 330,404
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 197 204,420
8.13% , 02/15/32 .................. 109 112,049
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 387 403,208
7.38% , 01/31/32 .................. 463 478,091
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 39 41,726
10.50% , 12/15/30 ................. 53 57,637
Mapfre SA, (3-mo. EURIBOR + 4.30%), 4.13%,
09/07/48
(a) (c)
.................... EUR 700 785,817
Meiji Yasuda Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.03%), 5.80%, 09/11/54
(a) (c)
... USD 200 205,447
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
............... EUR 619 765,325
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
USD 316 331,455
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (i)
......... 200 209,163
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 25 24,093
5.88% , 08/01/32 .................. 23 23,383
Swiss Re Finance UK plc, (1-Year EUR Swap
Annual + 3.75%), 2.71%, 06/04/52
(a) (c)
.... EUR 700 719,921
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a) (c) (i)
......... USD 200 197,924
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 100 113,624
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 45 46,618
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(c)
................ 200 195,625
14,005,563
Interactive Media & Services — 0.0%
Tencent Holdings Ltd.
(c)
1.81% , 01/26/26 .................. 200 193,558
2.39% , 06/03/30 .................. 200 180,944
374,502
IT Services — 0.0%
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 30 31,309
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
65 68,577
Snowflake, Inc.
(b)(j)(l)
0.00% , 10/01/27 .................. 43 44,591
0.00% , 10/01/29 .................. 43 44,182
Twilio, Inc., 3.88%, 03/15/31 ........... 44 40,649

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
... USD 200 $ 190,520
419,828
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 25 25,164
Machinery — 0.1%
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 90 94,853
9.50% , 01/01/31 .................. 30 32,698
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(c)
.. 300 297,300
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 100 112,011
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 30 30,812
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 41 32,840
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 113 117,917
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%, 04/15/29
(a) (c)
............... EUR 213 239,792
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. USD 16 16,400
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 56,278
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.91%, 07/15/29
(a) (c)
. EUR 120 130,906
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 44 42,213
Terex Corp.
(b)
5.00% , 05/15/29 .................. 12 11,713
6.25% , 10/15/32 .................. 26 26,000
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
EUR 90 99,933
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. 200 220,773
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 46 42,141
1,604,580
Media — 0.8%
Cable One, Inc.
0.00% , 03/15/26
(j) (l)
................ 49 44,835
1.13% , 03/15/28
(j)
................. 30 24,139
4.00% , 11/15/30
(b)
................. 29 23,116
Charter Communications Operating LLC
5.13% , 07/01/49 .................. 1,000 803,590
3.70% , 04/01/51 .................. 2,410 1,538,514
4.40% , 12/01/61 .................. 5,750 3,911,261
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 81 79,632
7.75% , 04/15/28 .................. 101 90,376
9.00% , 09/15/28 .................. 64 68,039
7.50% , 06/01/29 .................. 23 19,809
7.88% , 04/01/30 .................. 115 120,255
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 31 18,135
Comcast Corp.
3.75% , 04/01/40 .................. 910 787,768
4.05% , 11/01/52 .................. 260 216,129
2.94% , 11/01/56 .................. 448 292,792
CSC Holdings LLC, 11.75%, 01/31/29
(b)
.... 200 193,318
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 74 72,656
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 96 88,716
5.75% , 12/01/28 .................. 57 49,802
DISH Network Corp., 11.75%, 11/15/27
(b)
... 128 134,340
GCI LLC, 4.75%, 10/15/28
(b)
........... 43 41,293
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 85 88,779
Lamar Media Corp., 4.00%, 02/15/30 ...... 4 3,768
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 40 40,713
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 105 102,853
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. USD 95 $ 90,454
4.63% , 03/15/30 .................. 49 46,559
7.38% , 02/15/31 .................. 34 36,295
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 33 28,153
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
.......... EUR 200 209,402
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 35 33,816
5.00% , 08/01/27 .................. 73 71,816
4.00% , 07/15/28 .................. 26 24,529
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 46 44,474
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (m)
.......... EUR 328 282,415
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 200 195,547
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 73 73,089
8.00% , 08/15/28 .................. 79 80,775
7.38% , 06/30/30 .................. 45 43,551
8.50% , 07/31/31 .................. 45 45,100
10,160,603
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
..................... 200 204,000
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ...................... 472 444,860
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 22 23,608
11.50% , 10/01/31 ................. 133 150,319
ATI, Inc.
5.88% , 12/01/27 .................. 23 22,970
7.25% , 08/15/30 .................. 19 20,232
5.13% , 10/01/31 .................. 57 55,370
Carpenter Technology Corp., 7.63%, 03/15/30 31 32,459
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(c)
..................... 300 288,563
Constellium SE, 5.38%, 08/15/32
(c)
....... EUR 164 187,851
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(b)
..................... USD 332 341,130
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 56 55,681
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
... 341 342,705
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 260 261,117
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 32 30,948
4.50% , 06/01/31 .................. 105 96,066
Metinvest BV, 7.65%, 10/01/27
(c)
......... 226 153,680
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,648
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(c)
..................... 200 198,875
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 70 71,383
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 99 95,532
4.75% , 01/30/30 .................. 99 95,981
3.88% , 08/15/31 .................. 10 9,142
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
EUR 100 106,279
POSCO
(b)
5.75% , 01/17/28 .................. USD 365 377,910
5.88% , 01/17/33 .................. 200 212,438
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (m)
.......... 388 356,531
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 330 346,566
Vedanta Resources Finance II plc
13.88% , 12/09/28
(c) (d)
............... 169 169,421
10.88% , 09/17/29
(c)
................ 300 304,365

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
10.88% , 09/17/29
(b)
................ USD 1,026 $ 1,040,928
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 185 159,537
6,267,095
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 18 17,557
7.00% , 07/15/31 .................. 25 26,506
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 27 26,311
7.25% , 04/01/29 .................. 19 19,923
6.00% , 04/15/30 .................. 10 10,004
100,301
Multi-Utilities — 0.4%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (i)
................ EUR 175 198,688
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ USD 28 28,873
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 14 14,542
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(c)
..................... GBP 100 137,071
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54 ..... USD 3,830 4,181,697
4,560,871
Oil, Gas & Consumable Fuels — 2.9%
3R Lux SARL, 9.75%, 02/05/31
(b)
........ 556 587,101
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 478 469,874
Aethon United BR LP
(b)
8.25% , 02/15/26 .................. 48 48,567
7.50% , 10/01/29 .................. 44 44,583
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 55 54,422
6.63% , 02/01/32 .................. 6 6,210
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 24 28,691
5.88% , 06/30/29 .................. 13 12,842
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 13 13,473
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 25 25,990
7.25% , 07/15/32 .................. 20 20,988
BP Capital Markets plc, (5-Year EUR Swap
Annual + 3.78%), 3.63%
(a) (c) (i)
......... EUR 696 759,223
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. USD 11 11,270
5.85% , 11/15/43 .................. 34 30,399
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 500 508,286
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
17 17,087
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 68 67,957
8.38% , 01/15/29 .................. 71 73,879
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 80 84,758
8.75% , 07/01/31 .................. 39 41,283
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 58,909
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 53 51,695
5.88% , 01/15/30 .................. 90 84,158
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 405 423,417
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. USD 47 $ 47,015
7.38% , 01/15/33 .................. 70 68,895
Diamondback Energy, Inc., 6.25%, 03/15/33 . 4,540 4,896,241
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 47 44,957
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 662 587,849
Enbridge, Inc.
6.70% , 11/15/53 .................. 4,750 5,500,113
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
.................... 25 26,210
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
.................... 25 25,929
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 23 25,726
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 26 27,345
Energy Transfer LP
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (i)
..................... 13 12,813
5.75% , 02/15/33 .................. 1,925 2,013,278
5.15% , 02/01/43 .................. 150 140,650
5.30% , 04/15/47 .................. 721 679,404
5.00% , 05/15/50 .................. 1,060 957,626
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 70 75,318
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
.................... 36 36,816
Eni SpA, Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(a) (c) (i)
......... EUR 749 762,881
Enterprise Products Operating LLC
4.80% , 02/01/49 .................. USD 320 298,910
3.95% , 01/31/60 .................. 320 251,019
EQM Midstream Partners LP
(b)
6.38% , 04/01/29 .................. 40 41,301
7.50% , 06/01/30 .................. 31 34,045
4.75% , 01/15/31 .................. 30 29,049
Genesis Energy LP
7.75% , 02/01/28 .................. 30 30,376
8.25% , 01/15/29 .................. 20 20,709
8.88% , 04/15/30 .................. 23 24,178
7.88% , 05/15/32 .................. 43 43,781
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 619 585,884
Greenko Dutch BV, 3.85%, 03/29/26
(c)
..... 182 175,630
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 .................. 392 405,230
6.10% , 08/23/42 .................. 624 645,060
Gulfport Energy Corp., 6.75%, 09/01/29
(b)
... 22 22,257
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 25 26,296
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 29 30,016
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 27 26,946
5.75% , 02/01/29 .................. 87 84,637
6.00% , 04/15/30 .................. 4 3,899
8.38% , 11/01/33 .................. 20 21,562
6.88% , 05/15/34 .................. 38 37,859
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 .................. 30 31,818
7.38% , 07/15/32 .................. 25 25,893
India Green Power Holdings, 4.00%, 02/22/27
(c)
177 168,959

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... USD 72 $ 68,209
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 25 25,946
5.88% , 06/15/30 .................. 5 5,034
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 343 331,531
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 38 38,650
6.50% , 04/15/32 .................. 34 33,951
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 342 292,653
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 264,245
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 19 18,761
MPLX LP
4.95% , 03/14/52 .................. 5,499 4,934,203
5.65% , 03/01/53 .................. 930 924,758
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 16 14,554
NAK Naftogaz Ukraine
(e)(k)
7.13% , 07/19/26
(c)
................. EUR 438 365,353
7.63% , 11/08/28
(b)
................. USD 401 326,815
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 93 95,357
8.38% , 02/15/32 .................. 107 110,270
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 85 85,617
8.75% , 06/15/31 .................. 63 65,647
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 19 19,610
Parkland Corp., 6.63%, 08/15/32
(b)
....... 27 27,410
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 26 26,783
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 48 49,421
5.88% , 07/01/29 .................. 35 34,967
9.88% , 07/15/31 .................. 33 36,828
7.00% , 01/15/32 .................. 44 45,775
6.25% , 02/01/33 .................. 53 53,855
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 350 373,734
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 23 23,747
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 465 488,901
6.95% , 03/05/54 .................. 200 213,540
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
.. 250 220,370
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 31 29,648
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
..................... 200 183,500
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 44 46,029
SK Battery America, Inc., 4.88%, 01/23/27
(c)
.. 230 232,507
SM Energy Co.
6.50% , 07/15/28 .................. 7 6,992
7.00% , 08/01/32
(b)
................. 15 15,058
South Bow Canadian Infrastructure Holdings
Ltd.
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 35 36,771
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 14 14,509
Southwestern Energy Co., 5.38%, 02/01/29 .. 25 24,916
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 15 15,690
Sunoco LP, 5.88%, 03/15/28 ........... 36 36,180
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. USD 66 $ 63,900
7.38% , 02/15/29 .................. 27 27,304
6.00% , 12/31/30 .................. 2 1,900
6.00% , 09/01/31 .................. 20 18,942
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 20 20,593
9.38% , 02/01/31 .................. 42 43,181
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 47 44,656
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 328,259
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 614 750,113
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 136 128,524
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 97 109,271
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (i)
..................... 433 438,901
8.38% , 06/01/31 .................. 279 294,603
9.88% , 02/01/32 .................. 166 184,458
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 29 28,988
Vital Energy, Inc.
9.75% , 10/15/30 .................. 24 25,645
7.88% , 04/15/32
(b)
................. 86 83,309
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 23 22,633
Wintershall Dea Finance BV, 1.82%, 09/25/31
(c)
EUR 800 771,075
36,163,992
Paper & Forest Products — 0.0%
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... USD 330 337,920
Passenger Airlines — 0.0%
(b)
Air Canada, 3.88%, 08/15/26 ........... 32 31,161
American Airlines, Inc., 8.50%, 05/15/29 .... 51 54,112
Azul Secured Finance LLP, 11.93%, 08/28/28 . 299 289,282
United Airlines, Inc., 4.63%, 04/15/29 ...... 34 32,846
407,401
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 21 21,820
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 37 37,286
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 26 23,812
82,918
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 32 31,716
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 37 33,417
5.75% , 08/15/27 .................. 5 4,248
11.00% , 09/30/28 ................. 90 83,925
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
............... EUR 700 772,480
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
.. USD 745 834,891
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 29 28,856
3.13% , 02/15/29 .................. 78 76,620
3.50% , 04/01/30 .................. 13 12,787
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
35 37,504
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
..................... EUR 302 350,459
Rossini SARL
(c)
6.75% , 12/31/29 .................. 170 198,981

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22% , 12/31/29
(a)
............... EUR 242 $ 271,679
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%, 09/15/31 .............. 581 765,579
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 174 166,876
3,670,018
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 103 97,211
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 73,686
KBR, Inc., 4.75%, 09/30/28 ............ 49 46,850
Science Applications International Corp., 4.88%,
04/01/28 ...................... 50 48,961
266,708
Real Estate Management & Development — 0.5%
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
EUR 200 212,002
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 28 26,382
7.00% , 04/15/30
(b)
................. 28 25,764
Aroundtown SA, 1.63%, 01/31/28
(c)
....... EUR 800 820,694
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 733 787,153
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 12 12,109
8.88% , 09/01/31 .................. 43 46,946
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
12.25% , 10/18/22 ................. 755 11,325
7.95% , 07/05/24 .................. 750 11,250
15.00% , 12/18/24 ................. 200 3,000
10.88% , 01/09/25 ................. 330 4,950
11.75% , 04/17/25 ................. 5,280 79,200
Fastighets AB Balder, 1.25%, 01/28/28
(c)
.... EUR 790 814,209
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
.................... USD 840 859,044
Heimstaden Bostad Treasury BV, 1.38%,
03/03/27
(c)
..................... EUR 779 802,289
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 32,082
JGC Ventures Pte. Ltd.
(c)(m)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
06/30/25
(e) (k)
................... 1,475 599,718
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 141 27,559
LEG Immobilien SE, 0.75%, 06/30/31
(c)
.... EUR 700 644,438
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
USD 200 165,000
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (i)
......... 280 281,182
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
..................... 250 214,338
6,480,634
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 44 42,821
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(c)
..................... 200 194,875
237,696
Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG, 10.50%, 03/30/29
(c)
..... EUR 217 249,950
Broadcom, Inc.
(b)
1.95% , 02/15/28 .................. USD 2,662 2,471,608
3.75% , 02/15/51 .................. 5,000 3,974,318
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 52 51,243
Infineon Technologies AG, (5-Year EUR Swap
Annual + 4.00%), 3.63%
(a) (c) (i)
......... EUR 700 764,019
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (j)
.. USD 46 $ 45,839
NXP BV, 4.40%, 06/01/27 ............. 1,405 1,409,018
ON Semiconductor Corp., 0.50%, 03/01/29
(j)
. 19 19,209
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 31 29,365
9,014,569
Software — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 343 329,481
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 49 48,287
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 64 67,812
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 8.17%, 05/15/28
(a) (c)
. EUR 149 165,486
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 113 117,530
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 12 12,271
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 119 114,201
4.88% , 07/01/29 .................. 86 82,718
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 497 494,498
9.00% , 09/30/29 .................. 245 249,314
8.25% , 06/30/32 .................. 240 250,872
Elastic NV, 4.13%, 07/15/29
(b)
.......... 51 47,647
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 45 43,541
Helios Software Holdings, Inc.
(c)
Series SEPT , 7.88% , 05/01/29 ......... EUR 145 164,203
7.88% , 05/01/29 .................. 177 200,441
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 77 75,103
Oracle Corp.
3.95% , 03/25/51 .................. 8,055 6,482,688
5.55% , 02/06/53 .................. 1,335 1,366,173
PTC, Inc., 4.00%, 02/15/28
(b)
........... 7 6,791
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 94 93,959
6.50% , 06/01/32 .................. 78 80,637
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.13%, 07/31/31
(a) (c)
..... EUR 157 175,523
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 332 343,056
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 50 46,907
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 50,841
11,109,980
Specialized REITs — 0.6%
Equinix, Inc., 1.80%, 07/15/27 .......... 7,864 7,374,044
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 62 64,623
5.25% , 07/15/30 .................. 3 2,962
SBA Communications Corp.
3.88% , 02/15/27 .................. 38 37,034
3.13% , 02/01/29 .................. 68 62,852
7,541,515
Specialty Retail — 0.7%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 212 242,560
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 5 4,867
5.00% , 02/15/32
(b)
................. 11 10,431
Carvana Co.
(b)(m)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 45 47,879
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 102 118,833
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 132 182,478
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 22 23,260
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%, 07/15/31
(a) (c)
..... EUR 219 246,096
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 14 14,222
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 34 32,412

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. USD 73 $ 70,143
8.25% , 08/01/31 .................. 38 40,349
Lowe's Cos., Inc.
3.00% , 10/15/50 .................. 4,146 2,818,425
5.63% , 04/15/53 .................. 3,910 4,069,797
Staples, Inc., 10.75%, 09/01/29
(b)
........ 25 24,257
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 216 218,015
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (m)
............ 108 108,069
8,272,093
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.50%, 07/15/31
(b)
.. 109 118,951
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 48 45,379
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c) (e) (j) (k)
............. EUR 1,100 393,185
Hanesbrands, Inc.
(b)
4.88% , 05/15/26 .................. USD 46 45,597
9.00% , 02/15/31 .................. 2 2,159
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 41 38,702
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 29 26,284
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%, 07/01/29
(a) (c)
. EUR 100 112,706
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 10 10,069
674,081
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ....... 63 62,919
BAT Capital Corp., 2.26%, 03/25/28 ...... 12,726 11,840,300
11,903,219
Trading Companies & Distributors — 0.1%
Air Lease Corp., Series D, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.56%), 6.00%
(a) (i)
................ 15 14,845
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 21 19,785
6.50% , 08/01/30 .................. 28 28,979
BOC Aviation Ltd., 2.63%, 01/17/25
(c)
...... 200 198,602
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
16 16,379
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 51 50,787
7.88% , 12/01/30 .................. 48 51,711
7.00% , 05/01/31 .................. 214 225,558
7.00% , 06/15/32 .................. 62 65,081
5.88% , 04/15/33 .................. 47 46,765
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 18 15,851
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 28 26,288
Herc Holdings, Inc.
(b)
5.50% , 07/15/27 .................. 70 69,914
6.63% , 06/15/29 .................. 27 27,966
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 45 43,910
United Rentals North America, Inc., 6.13%,
03/15/34
(b)
..................... 20 20,669
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 4 4,096
6.38% , 03/15/29 .................. 22 22,729
6.63% , 03/15/32 .................. 22 22,915
972,830
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(c)
DP World Crescent Ltd., 3.75%, 01/30/30 ... USD 635 $ 610,737
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 ... 300 283,125
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (i)
................ 200 199,620
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 .............. 200 195,187
1,288,669
Wireless Telecommunication Services — 0.7%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 345,033
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)
....... 200 199,312
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
............... 200 195,162
Kenbourne Invest SA
(e)(k)
6.88% , 11/26/24
(b)
................. 11 6,600
4.70% , 01/22/28
(c)
................. 200 120,000
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 271 297,423
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 280 287,000
SoftBank Group Corp.
(c)
5.38% , 01/08/29 .................. EUR 558 632,008
5.75% , 07/08/32 .................. 381 430,510
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. USD 1,922 1,790,472
5.05% , 07/15/33 .................. 3,500 3,587,475
VF Ukraine PAT, 6.20%, 02/11/25
(c)
....... 228 204,630
Vmed O2 UK Financing I plc, 5.63%, 04/15/32
(c)
EUR 110 123,727
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
........ 670 751,404
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... 233 270,711
9,241,467
Total Corporate Bonds — 37 .4%
(Cost: $ 469,850,032 ) .............................. 468,195,837
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 280 281,050
Media — 0.1%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00%
,
10/15/26 .................. 394 397,561
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27 .............. 245 243,163
640,724
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 913,020 ) ................................. 921,774
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 865 666,275
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 176 135,646
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.12% - 8.59%
,
10/31/30 ....... 306 305,924

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (2-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
08/03/29 . USD 308 $ 294,048
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , 08/24/28
(n)
................ 1,001 1,001,517
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , 08/24/28
(n)
................ 386 386,459
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
04/19/31 .................. 235 235,686
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.70% - 9.10%
,
02/01/28 ............ 623 598,122
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
02/01/29 ................. 299 279,891
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35% - 7.09%
,
11/06/28 .. 145 145,488
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.10% - 7.84%
,
02/28/31 ............ 935 930,760
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.35% - 8.09%
,
03/22/30 ............ 73 72,598
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.24% - 7.32%
,
01/19/32 ............ 233 232,028
5,284,442
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
02/06/29 ............ 746 716,160
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.35% - 7.75%
,
05/06/30 ............ 784 782,710
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
06/04/31 ....... 331 331,607
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.44%
,
11/17/28 ............ 323 306,330
2,136,807
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35% - 8.75%
,
07/02/31
(a)
.... 342 342,421
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.95% - 8.69%
,
01/24/29 ............ 688 561,448
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70% - 11.44%
,
01/24/30 ........... 763 463,066
1,024,514
Biotechnology — 0.1%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 3.50% - 8.25%
,
11/15/28
(a)
...... 654 654,345
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 8.21% -
8.61%
,
11/23/28 .................. USD 155 $ 154,415
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B , 03/15/30
(n)
.................... 1,023 1,019,531
1,173,946
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan B ,
09/19/31
(f) (n)
...................... 218 218,000
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%), 7.35%
- 7.75%
,
05/14/29 ................. 231 232,250
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
11/03/28 ............. 156 155,768
Cornerstone Building Brands Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.45%
,
04/12/28 ....... 169 165,212
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.70% - 9.10%
,
11/23/27 ....... 243 239,762
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
10/02/28 ....... 191 189,290
Wilsonart LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.81%
- 9.49%
,
08/05/31 ................. 707 698,749
1,899,031
Capital Markets — 0.3%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
08/09/30 ....... 158 155,065
Axalta Coating Systems US Holdings, Inc.,
1st Lien Term Loan B6 , (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 6.60% -
7.34%
,
12/20/29 .................. 345 345,414
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
04/30/31 .................. 160 159,600
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
09/20/31
(n)
...................... 296 294,582
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.70%
,
10/22/27 ....... 155 155,688
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.45%
,
10/22/26 ....... 417 417,684
Edelman Financial Engines Center LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%), 8.10% -
8.50%
,
04/07/28 .................. 236 235,325
Focus Financial Partners LLC, 1st Lien Term
Loan , 09/11/31
(n)
.................. 338 337,334
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/31/31 . 86 86,096
ION Trading Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
04/03/28 ............ 108 108,144
Jane Street Group LLC, 1st Lien Term Loan ,
01/26/28
(n)
...................... 74 73,916

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
08/11/28 .................. USD 53 $ 53,696
Mercury Borrower, Inc., 1st Lien Term Loan ,
08/02/28
(n)
...................... 631 629,509
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.73%
,
07/25/31
(f)
. 41 40,949
Osaic Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
08/17/28 ....... 709 700,972
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
06/25/31 . 170 168,938
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/29/31
(f) (n)
............. 91 90,886
4,053,798
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.45% - 8.85%
,
10/02/28 ............ 159 158,488
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.95% - 9.35%
,
11/24/27 .. 303 300,769
Ascend Performance Materials Operations
LLC, 1st Lien Term Loan , (6-mo. CME Term
SOFR at 0.75% Floor + 4.75%), 9.10% -
10.07%
,
08/27/26 ................. 104 96,473
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
08/18/28 ....... 288 287,819
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62% - 9.35%
,
12/29/27 ....... 77 66,736
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.70%
,
11/01/30 .................. 533 533,453
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(n)
...................... 36 35,721
Ecovyst Catalyst Technologies LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 7.49% -
7.50%
,
06/12/31 .................. 315 312,990
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
12/09/30 ....... 689 688,710
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.85% - 7.25%
,
02/15/30 ............ 231 231,436
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
02/18/30 ............ 143 142,741
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(n)
...................... 320 299,085
LSF11 A5 Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
10/16/28 ....... 449 447,599
Momentive Performance Materials, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%), 9.35% -
9.75%
,
03/29/28 .................. 546 547,222
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nouryon Finance BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
04/03/28 ............ USD 312 $ 311,539
Olympus Water US Holding Corp., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.10% - 8.85%
,
06/20/31 . 390 389,734
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.92%
,
06/23/25 48 49,737
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.92%
,
10/14/24 . 394 333,339
Paint Intermediate III LLC, 1st Lien Term Loan
B , 09/11/31
(n)
..................... 130 129,675
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60% - 9.09%
,
12/14/27 ............ 119 119,898
PQ Performance Chemicals, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.45%
,
08/02/30 ....... 397 396,378
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
03/16/27 ........... 155 154,693
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85% - 8.50%
,
09/22/28 ....... 379 379,786
6,414,021
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc., (The),
1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
10/24/30 .................. 172 172,184
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
05/12/28 . 1,144 1,132,199
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
04/06/28 ....... 355 355,151
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
06/24/30 ....... 341 341,847
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.70% - 7.10%
,
09/06/27 ....... 278 277,642
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.71% - 7.11%
,
10/09/28 ............. 457 457,501
Covanta Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.35% - 7.75%
,
11/30/28 ....... 277 276,720
Covanta Holding Corp., 1st Lien Term Loan C ,
(2-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
11/30/28 ............. 22 21,721
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.20% - 7.60%
,
01/29/27 . 816 813,872
Froneri US, Inc., 1st Lien Term Loan B ,
09/17/31
(n)
...................... 90 89,612
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.54% - 8.60%
,
02/01/29 . 186 186,199

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
07/03/31 ....... USD 178 $ 177,745
JFL-Tiger Acquisition Co., 1st Lien Term Loan ,
10/17/30
(n)
...................... 167 167,435
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(n)
. 322 313,669
Madison Safety & Flow LLC, 1st Lien Term Loan
B , 09/19/31
(n)
.................... 96 95,880
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.71% - 8.11%
,
07/31/28 .. 50 49,583
Prime Security Services Borrower LLC, 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.45%
,
10/11/30 ... 212 211,627
Reworld Holding Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.50%),
7.36%
,
11/30/28 .................. 38 37,807
Reworld Holding Corp., 1st Lien Term Loan
C , (1-mo. CME Term SOFR + 2.50%),
7.36%
,
11/30/28 .................. 2 1,948
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%), 8.35%
- 8.75%
,
11/14/30 ................. 22 21,635
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
08/31/28 ....... 748 748,306
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.35%
,
11/02/27 .................. 284 273,855
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(n)
237 235,241
Viad Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
07/31/28
(f)
................ 359 358,477
6,817,856
Communications Equipment — 0.1%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.96%
- 8.75%
,
10/24/30 ................. 395 394,941
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75% , 03/02/29 ..... 293 267,894
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.73% , 05/30/30 .......... 140 127,639
790,474
Construction & Engineering — 0.2%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.12%
,
04/18/31 .................. 296 298,234
Arcosa, Inc., 1st Lien Term Loan , 08/13/31
(f) (n)
. 129 128,798
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
08/01/30 ....... 1,134 1,101,406
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%), 7.96%
- 8.36%
,
01/21/28 ................. 394 395,119
Propulsion (BC) Finco, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.35% - 9.09%
,
09/14/29 ....... 55 54,824
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.45% - 8.85%
,
12/16/27 ....... 54 54,413
2,032,794
Security
Par (000)
Par (000) Value
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , 01/31/31
(n)
.... USD 390 $ 390,628
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.85% - 11.25%
,
03/08/29 ........... 303 292,474
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50% - 9.59%
,
04/30/29 . 279 275,041
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
04/14/31 ....... 183 183,080
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
03/19/29 ....... 148 148,083
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.35%
,
04/02/29
(f)
.. 132 132,675
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.92%
,
09/22/28 ....... 371 371,173
Summit Materials LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.05%
,
01/12/29 ............ 175 175,703
White Cap Supply Holdings LLC, Facility
1st Lien Term Loan C , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
10/19/29 .................. 841 834,000
2,802,857
Consumer Staples Distribution & Retail — 0.1%
US Foods, Inc., 1st Lien Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.96% - 7.36% , 09/14/26 ..... 355 355,104
09/26/31
(f) (n)
..................... 307 307,384
662,488
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.10% - 8.50%
,
12/01/27 . 897 897,168
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
04/15/27 .................. 305 305,860
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
07/31/26 ............ 150 150,017
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60% - 9.33%
,
09/15/28 ..... 427 427,351
1,780,396
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (n)
..................... 339 309,626
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
12/11/28 ............. 45 44,344
Bright Horizons Family Solutions LLC, 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.21% -
7.61%
,
11/23/28 .................. 469 468,067

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Kuehg Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.10% - 9.84%
,
06/12/30 ............ USD 326 $ 326,441
Sotheby's, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
10.06%
,
01/15/27 ................. 564 555,848
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.34%
,
09/30/30 . 393 395,306
Veritas US, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.96% - 10.36%
,
09/02/25 ............ 264 246,297
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
01/30/31 ............ 489 487,944
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.35% - 8.75%
,
01/08/27 ....... 228 228,271
2,752,518
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75%
,
09/13/29 ....... 233 218,263
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.10% - 7.50%
,
09/20/30 ....... 172 168,324
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 175 178,446
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/15/30 ............ 176 179,138
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28 ..... 24 23,142
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
04/16/29 ........... 199 174,212
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
04/15/30 ........... 204 175,906
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.21% - 9.61%
,
09/01/28 ............ 323 282,715
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
09/25/26 ....... 690 589,937
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 8.14%
,
01/31/29 .. 219 217,844
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.46%
,
01/31/29 ....... 291 277,847
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(n)
...................... 1,204 1,098,324
3,584,098
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60% - 9.00%
,
05/30/31 . USD 71 $ 71,248
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.25% - 7.26%
,
04/16/31 ............ 324 324,613
Vistra Operations Company LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85%
,
12/20/30 ....... 104 104,118
499,979
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.55% - 9.74%
,
06/23/28
(a)
...... 572 572,833
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.61%
,
06/20/31
(f)
................. 106 105,603
Coherent Corp., 1st Lien Term Loan B1 ,
07/02/29
(n)
...................... 459 458,472
564,075
Entertainment — 0.5%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.95% - 7.69%
,
05/24/29 . 107 107,268
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.97%
,
07/22/30 ............ 583 579,532
Creative Artists Agency LLC, 1st Lien Term
Loan B2 , (US Prime Rate at 0.00% Floor +
2.25%), 8.50% - 10.25%
,
11/27/28 ...... 802 801,634
Delta 2 SARL, 1st Lien Term Loan B , 09/10/31
(n)
425 424,518
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(n)
...................... 212 212,304
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.81%
,
10/19/26 ....... 838 836,052
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29 ...... 344 331,037
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12% - 8.61%
,
08/19/26 ............ 486 463,573
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.71% - 8.11%
,
03/13/28 .. 570 565,460
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
04/29/26 ............ 341 341,011
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.71% -
8.11%
,
05/19/25 .................. 714 713,683
WMG Acquisition Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 6.83%
,
01/24/31 ....... 736 734,481
6,110,553

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.60% -
8.00%
,
12/21/28 .................. USD 361 $ 360,756
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.25%
,
01/03/29 ............ 250 249,728
Belron Finance US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.62%
,
11/13/25 ............. 88 87,543
Belron Finance US LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32%
,
04/13/28 ............ 690 689,106
Belron Finance US LLC, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.63%
,
04/18/29 ....... 105 104,631
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 7.10% - 7.75%
,
01/31/31 ..... 902 901,621
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%
,
09/01/28 ....... 240 235,557
CPI HoldCo B LLC, 1st Lien Term Loan ,
05/19/31
(n)
...................... 409 406,881
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35% - 9.09%
,
04/09/27 . 1,062 1,039,506
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62% - 12.35%
,
04/07/28 ..... 399 389,025
Finco I LLC, 1st Lien Term Loan , 06/27/29
(n)
.. 36 36,017
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
02/14/31 ....... 338 338,337
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.60%
,
03/24/25 ....... 110 109,297
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(n)
.............. 407 402,421
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/30/31 . 549 546,941
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 212 150,608
6,047,975
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , 10/01/25
(n)
.............. 251 242,448
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.21% - 8.61% , 10/25/27 ..... 865 866,873
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.60% - 9.09% , 10/25/27 ..... 325 325,647
H-Food Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
05/23/25 ............ 110 81,932
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (2-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.81%
,
11/13/29 ....... 281 280,689
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
03/31/28 ............ 235 234,127
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35% - 8.00%
,
01/20/28 ....... USD 526 $ 525,663
2,557,379
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
02/03/31
(a)
156 154,636
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
03/31/28 ....... 277 277,433
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.71% - 7.11%
,
08/06/27 .. 238 237,203
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
04/10/31
(n)
...................... 632 630,420
Hertz Corp., 1st Lien Term Loan B , 06/30/28
(n)
200 178,560
Hertz Corp., 1st Lien Term Loan C , 06/30/28
(n)
38 33,551
1,357,167
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
05/10/27 ............ 613 609,742
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
09/29/28 ....... 216 215,416
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.20% - 8.60%
,
11/03/28 ............. 736 731,292
1,556,450
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
09/29/28 . 465 464,839
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.73%
,
07/26/31
(f)
. 94 93,765
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96% - 8.36%
,
11/01/28 ............. 505 505,856
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 11.03%
,
08/31/28 ............ 23 23,238
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 6.28% - 6.38%
,
11/30/28 ....... 344 244,358
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 12.13%
,
11/30/28
(e) (f) (k)
......... 40 6,739
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.85%
,
11/01/28 ....... —
(o)
70
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
11/01/29 ...... 404 262,307
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74% , 10/23/28 ..... 422 421,397
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00% , 10/23/28 ..... 1,078 1,077,918

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
11/08/27 ............. USD 481 $ 482,184
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
10/27/28 ....... 307 307,636
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.67% - 7.99%
,
12/19/30 . 360 360,167
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.85% - 7.48%
,
08/01/31 ............ 119 119,059
4,369,533
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
02/15/29 ............ 785 779,243
Cotiviti Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.45%
,
05/01/31
(f)
................. 672 671,309
Gainwell Acquisition Corp., 1st Lien Term Loan
B , 10/01/27
(n)
.................... 504 478,189
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60% - 8.34%
,
12/29/27
(f)
. 185 184,839
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
06/02/28 .................. 1,197 1,175,826
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.24%
,
10/22/29 ....... 121 120,840
3,410,246
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
05/20/30
(a)
...... 155 154,904
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
09/20/30 .................. 534 528,352
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.71% - 9.11%
,
02/02/26 .. 487 473,529
Alterra Mountain Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.35% - 8.75%
,
05/31/30 ....... 285 285,593
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.79%
,
10/02/28 ............ 327 311,171
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
02/06/30 . 266 266,239
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
02/06/31 . 667 665,817
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.00%
,
08/09/27 .................. 164 163,951
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.20%
,
05/01/31 ............ 114 113,402
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.95% - 7.35%
,
03/17/28
(f)
. USD 364 $ 362,680
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
01/29/29 ............ 1,041 1,037,440
Flutter Entertainment plc, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
11/25/30 ....... 740 740,138
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.61%
,
11/30/29 ............. 853 851,968
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.60%
,
11/08/30 ... 575 574,700
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.10%
,
12/15/27 ............ 436 435,484
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.33% - 7.71%
,
04/16/29 . 403 402,507
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.20% - 8.60%
,
03/02/28 ....... 249 129,515
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.70% - 8.10%
,
05/03/29 ....... 577 578,133
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.03%
,
01/05/29 ....... 107 106,304
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 8.24% - 8.32%
,
04/04/29 . 139 138,084
Seaworld Parks & Entertainment, Inc., 1st
Lien Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%), 7.35% -
7.75%
,
08/25/28 .................. 114 113,712
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.50%
,
03/14/31 . 656 652,544
Whatabrands LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00%
,
08/03/28 ....... 743 741,168
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
05/24/30 . 349 348,407
10,020,838
Household Durables — 0.2%
(a)
ACProducts, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12% - 9.85%
,
05/17/28 ............ 240 199,678
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
02/25/29 ............ 655 648,684
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 12.95%
,
06/29/28 ...... 124 101,655
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
10/06/28 ....... 625 513,822

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.21% - 8.61%
,
10/29/27 . USD 842 $ 791,844
2,255,683
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%), 6.85% -
7.25%
,
07/19/30 .................. 444 440,455
Calpine Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.85%
- 7.25%
,
01/31/31 ................. 151 150,687
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
01/31/31 ....... —
(o)
400
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
12/15/27 ............ 328 328,086
919,628
Industrial Conglomerates — 0.1%
(a)(n)
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31 ....................... 347 346,070
EMRLD Borrower LP, 1st Lien Term Loan B ,
05/31/30 ....................... 551 549,583
895,653
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(n)
.................. 1,726 1,715,613
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.21% - 7.61%
,
02/21/28 ....... 681 679,953
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
02/28/28 ....... 558 557,399
AssuredPartners, Inc., 1st Lien Term Loan ,
02/14/31
(n)
...................... 1,222 1,220,955
Baldwin Insurance Group Holdings LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
05/26/31
(f)
................. 344 343,590
Hub International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.04% - 8.26%
,
06/20/30 ....... 1,014 1,011,975
Jones Deslauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.40% -
8.48%
,
03/15/30 .................. 279 278,321
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.99% - 7.35%
,
09/15/31 ..... 339 337,761
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
05/06/31 . 778 776,055
USI, Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.35% -
8.09%
,
09/27/30 .................. 254 253,551
USI, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%), 7.35%
- 8.09%
,
11/21/29 ................. 857 854,295
8,029,468
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.60% - 8.00%
,
01/31/31
(a)
USD 769 $ 767,688
IT Services — 0.5%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B ,
07/30/31
(n)
...................... 325 323,781
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.20% - 9.60%
,
08/21/28 ............ 61 60,134
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.21% - 8.61%
,
12/23/26 ............ 544 543,227
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.21% - 10.61%
,
01/19/29 ........... 427 393,683
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(n)
...................... 868 857,863
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10% - 8.50%
,
05/30/31 ....... 221 221,263
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
06/27/31 . 146 145,635
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
11/12/29 .. 142 141,877
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
05/30/31 . 722 719,969
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.99% - 11.48% , 07/27/28 ... 41 41,750
(3-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.99% - 11.63% , 07/27/28
(e) (k)
. 251 73,320
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.49% - 12.13% , 07/27/28 ... 105 98,910
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.74% - 12.38% , 07/27/28 ... 136 93,115
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.10% - 8.50%
,
06/17/31 ....... 553 544,068
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10% - 10.50%
,
06/07/32 ..... 133 130,562
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10% - 9.83%
,
07/01/31 ............ 205 195,818
Project Boost Purchaser LLC, 1st Lien Term
Loan , 07/16/31
(n)
.................. 276 275,766
Quartz AcquireCo LLC, 1st Lien Term Loan B1 ,
06/28/30
(n)
...................... 218 217,930
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.25%
,
07/31/31 . 993 990,650
6,069,321
Leisure Products — 0.0%
Fender Musical Instruments Corp., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.95% -
9.35%
,
12/01/28
(a) (f)
................ 143 137,781

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.95% - 7.35%
,
11/08/27 ....... USD 409 $ 410,768
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.03%
,
02/22/28 ....... 464 463,442
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(2-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 27 27,053
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
07/03/28 ....... 134 135,001
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.60%
- 7.34%
,
01/02/31 ................. 307 307,747
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.28%
,
10/19/27 .. 316 314,431
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
07/03/28 ....... 34 34,292
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
09/27/30 .................. 310 301,593
1,994,327
Machinery — 0.6%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
07/31/28 ............ 355 354,574
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.48% - 9.83%
,
08/17/29 ....... 574 575,944
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
08/30/30 ....... 387 386,396
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.74% - 7.83%
,
03/15/30
(f)
...... 32 31,582
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.32%
,
04/20/29 ....... 167 166,502
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10% - 7.84%
,
05/15/28
(f)
...... 58 57,856
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.86%
,
10/23/28 ............ 703 702,953
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.95% - 6.98%
,
06/12/31 . 75 75,281
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (2-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
02/15/29 .. 1,101 1,094,561
Madison IAQ LLC, 1st Lien Term Loan , (2-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.89%
,
06/21/28 .................. 838 837,351
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.36%
,
10/04/28 .................. 162 163,104
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan C , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 7.85% -
8.74%
,
11/22/29 .................. 685 685,619
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX Flow, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
04/05/29 ............ USD 383 $ 383,446
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 971 973,112
Vertiv Group Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.20% - 7.24%
,
03/02/27 ....... 667 666,941
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
01/27/31 ....... 304 303,821
7,459,043
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
08/15/28 ............ 549 410,468
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.61%
,
03/03/25 ............ 310 307,908
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 7.33%
,
12/09/30 . 302 299,382
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
08/23/28 .................. 162 160,989
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(n)
...................... 533 486,139
DirecTV Financing LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.96% - 10.36%
,
08/02/27 ...... 235 235,279
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.85% - 9.25%
,
08/31/30 . 181 181,343
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58% - 7.81%
,
02/21/31
(f)
...... 15 14,962
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
05/23/29 ..... 80 76,490
Learfield Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.75%
,
06/30/28 ...... 291 290,181
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.70% - 9.10%
,
04/23/29 . 132 95,711
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.71%
,
04/28/28 ....... 147 143,748
2,702,600
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 4.75%), 9.37%
- 9.98%
,
09/06/30
(f)
................ 700 720,090
Freeport LNG investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.04%
,
12/21/28 ....... 742 734,584
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.82%
,
10/04/30 ....... 65 65,119

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.45% - 9.85%
,
09/19/29 . USD 97 $ 96,858
Medallion Midland Acquisition LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.31%
,
10/18/28 ....... 388 388,379
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.25%
,
10/30/28 ............ 446 401,867
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.23%
,
10/05/28 . 519 518,585
2,925,482
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
04/20/28 ............ 484 497,183
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
03/21/31 .................. 240 240,095
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45% - 7.07% , 01/29/27 ..... 362 359,825
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.96% , 02/07/28 .......... 306 305,410
(2-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21% , 06/04/29 .......... 354 351,030
JetBlue Airways Corp., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.27% - 10.54%
,
08/13/29 ..... 154 150,583
United Airlines, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.03%
,
02/22/31 ............ 341 341,391
2,245,517
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.50%), 6.91%
,
02/26/29
(a)
........... EUR 2,438 2,706,574
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.35% - 10.75%
,
05/04/28 USD 313 316,559
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(n)
...................... 246 235,421
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.05%
,
08/02/27 ............ 389 387,611
Jazz Financing Luxembourg SARL, 1st
Lien Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.10% -
7.50%
,
05/05/28 .................. 771 770,325
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
05/19/31 ............ 223 222,080
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.20% - 7.60%
,
04/20/29 ....... 244 243,255
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70% - 8.44%
,
11/18/27 .. 296 293,782
2,469,033
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.86%
,
02/04/28 ............ USD 570 $ 570,607
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
06/02/28 ............ 637 629,471
Dayforce, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%), 7.35%
- 7.75%
,
02/28/31 ................. 468 466,658
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.61%
,
01/18/29 ....... 2,204 2,201,847
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35% - 9.69%
,
06/22/29 ............ 559 559,142
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , 04/28/28
(n)
......... 595 593,729
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
04/30/29 ............ 156 130,166
Trans Union LLC, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.85% - 7.25%
,
12/01/28 ....... 357 356,139
Trans Union LLC, 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 7.00%
,
06/11/31 ....... 415 413,595
5,921,354
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.71% - 8.11% , 08/21/25 ..... 6 6,333
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00% , 01/31/30 ..... 138 137,541
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%), 7.85% -
8.25%
,
01/31/30
(f)
................. 124 123,685
267,559
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35% - 7.09%
,
07/06/29 ............ 205 205,806
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.17% - 7.48%
,
08/17/29 ....... 423 422,924
Synaptics, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.53%
,
12/04/28 .................. 188 187,440
816,170
Software — 1.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
02/24/31
(n)
...................... 866 866,515
Barracuda Networks, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 144 140,121
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(n)
...................... 160 159,573
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.21% - 7.61%
,
09/21/28 . 580 580,027

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
03/21/31 ....... USD 278 $ 278,578
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
03/30/29 .................. 1,587 1,578,889
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 9.10% - 9.59%
,
06/26/31
(f)
...... 192 184,320
Ellucian Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.45% - 8.85%
,
10/07/29 ....... 703 704,525
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.60% - 7.00%
,
09/12/29 ............ 702 699,542
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
12/01/27 .................. 296 295,553
Genesys Cloud Services Holdings II LLC,
Facility 1st Lien Term Loan B4 , (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%), 8.35%
- 8.75%
,
12/01/27 ................. 758 758,859
Helios Software Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.35% - 9.09%
,
07/18/30 . 257 255,184
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.10% - 7.74%
,
10/27/28 ............ 429 428,230
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
03/01/29 ............ 829 824,641
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
05/03/28 ................. 436 433,146
MH Sub I LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
02/23/29 ................. 126 123,390
Planview Parent, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35% - 9.09%
,
12/17/27 ....... 68 67,830
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , 10/09/28
(n)
.................. 574 557,462
Project Sky Merger Sub, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.95% - 11.35%
,
10/10/29 206 193,256
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
08/31/28 ............ 1,058 1,056,762
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96% - 8.36%
,
04/24/28 ............ 689 668,307
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
12/17/27
(n)
...................... 109 101,886
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(n)
...................... 172 160,086
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.95% - 10.35% , 06/30/28 .... 85 80,537
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
08/01/27 ............ 301 300,570
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.85% - 7.25%
,
05/09/31 ..... USD 532 $ 532,101
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
02/10/31 .................. 1,006 1,006,267
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
07/20/28 ............ 76 76,006
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.35%
,
04/14/31 .................. 619 618,341
13,730,504
Specialty Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan A ,
(1-day SOFR at 0.50% Floor + 4.25%),
9.82%
,
03/31/26
(f)
................. 153 152,710
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
04/23/31 . 127 126,600
Mavis Tire Express Services Topco Corp.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%), 8.35% -
8.75%
,
05/04/28 .................. 623 622,432
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60% - 8.33%
,
06/20/31 ..... 183 183,305
PetSmart, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
02/11/28 ................. 211 209,359
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86% , 10/20/28 ..... 119 114,176
10/20/28
(n)
...................... 116 112,188
RVR Dealership Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.50% - 9.10%
,
02/08/28 . 46 40,930
1,561,700
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
03/08/30
(a)
...... 105 105,082
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
05/19/28 . 403 403,063
Core & Main LP, 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.11%
,
02/10/31 .................. 176 176,115
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.86%
,
07/27/28 .................. 640 638,848
Foundation Building Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 596 579,235
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.29%
,
06/17/31 ............ 132 131,850
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 11.00%),
15.80% - 19.00%
,
12/15/31 ........... 13 8,579

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 10.17%
,
06/29/29
(f)
........... USD 421 $ 273,537
2,211,227
Transportation Infrastructure — 0.1%
(a)
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.19%
,
07/01/31 ....... 502 500,356
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.81% - 8.00%
,
07/01/31 ..... 344 343,289
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.71% - 8.11% , 09/22/28 ..... 304 303,246
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75% , 09/22/28 ..... 172 172,682
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.60%
,
12/15/26
(f)
........... 175 174,303
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35% - 9.09%
,
03/18/30 ............ 77 76,875
1,570,751
Wireless Telecommunication Services — 0.0%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.11%
,
05/01/28 ....... 182 170,936
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
01/27/31 ....... 378 377,904
548,840
Total Floating Rate Loan Interests — 12 .0%
(Cost: $ 150,779,683 ) .............................. 150,203,985
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 503 530,036
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
155 153,741
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 290 307,945
5.95% , 07/30/34 .................. 245 257,373
719,059
China — 0.0%
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (i)
... 270 263,385
Colombia — 0.0%
Ecopetrol SA , 8.38%
,
01/19/36 .......... 450 459,000
Finland — 0.0%
Finnair OYJ , 4.75%
,
05/24/29
(c)
.......... EUR 100 111,674
France — 0.1%
Electricite de France SA
(a)(c)(i)
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 225,652
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 300 409,712
635,364
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
Airport Authority
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10% USD 200 $ 193,350
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40% 200 187,936
381,286
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ....................... EUR 562 673,098
MVM Energetika Zrt. , 7.50%
,
06/09/28 ..... USD 303 322,221
995,319
India — 0.0%
(c)
Export-Import Bank of India , 3.38%
,
08/05/26 . 200 196,250
Power Finance Corp. Ltd. , 3.95%
,
04/23/30 .. 300 287,719
483,969
Indonesia — 0.1%
(c)
Pertamina Persero PT
3.65% , 07/30/29 .................. 255 245,278
2.30% , 02/09/31 .................. 366 318,649
4.18% , 01/21/50 .................. 200 165,742
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara , 4.38%
,
02/05/50 ........ 200 165,080
894,749
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (i)
................ EUR 600 674,352
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. 646 728,219
Latvia — 0.0%
Air Baltic Corp. A/S , 14.50%
,
08/14/29
(b)
.... 100 125,508
Mexico — 0.2%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 316 313,734
5.35% , 02/12/28 .................. 140 130,830
8.75% , 06/02/29 .................. 570 577,943
5.95% , 01/28/31 .................. 671 579,006
6.70% , 02/16/32 .................. 388 346,930
10.00% , 02/07/33 ................. 471 498,271
2,446,714
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(b)
................. 638 683,757
5.13% , 06/23/51
(c)
................. 333 270,663
7.50% , 05/02/54
(b)
................. 538 583,493
1,537,913
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 225 178,663
Peru — 0.1%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 555 553,041
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 215 226,220
Total Foreign Agency Obligations — 1 .0%
(Cost: $ 11,394,720 ) ............................... 11,944,471

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(c)
..... USD 381 $ 367,071
Benin — 0.0%
Benin Government Bond , 7.96%
,
02/13/38
(b)
.. 200 198,187
Brazil — 0.1%
Federative Republic of Brazil , 7.13%
,
05/13/54 630 653,096
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
420 420,525
Cameroon — 0.0%
Republic of Cameroon , 9.50%
,
07/31/31
(c)
... 348 336,690
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 610 556,015
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 765 756,681
3.88% , 03/22/26 .................. EUR 170 188,728
8.00% , 04/20/33 .................. USD 371 398,205
8.00% , 11/14/35 .................. 245 260,803
8.75% , 11/14/53 .................. 200 218,926
1,823,343
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
................. 297 316,008
7.30% , 11/13/54
(b)
................. 312 344,651
660,659
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88% , 01/29/26
(c)
................. 397 404,319
5.95% , 01/25/27
(c)
................. 564 571,579
4.50% , 01/30/30
(b)
................. 641 613,155
7.05% , 02/03/31
(b)
................. 568 612,043
4.88% , 09/23/32
(b)
................. 438 417,469
2,618,565
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 371 345,612
7.63% , 05/29/32
(c)
................. USD 756 669,060
8.50% , 01/31/47
(b)
................. 301 242,963
7.50% , 02/16/61
(b)
................. 335 242,667
1,500,302
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 .................. 290 286,230
7.05% , 10/04/32 .................. 565 610,200
6.60% , 06/13/36 .................. 290 303,485
4.65% , 10/07/41 .................. 716 591,371
1,791,286
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 596 604,416
5.38% , 09/12/33
(c)
................. EUR 553 661,755
5.50% , 03/26/36
(b)
................. USD 218 219,362
1,485,533
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84%
,
12/13/27
(c)
...................... 200 196,437
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III ,
2.55%
,
06/09/31
(c)
................. USD 200 $ 178,438
Republic of Indonesia
4.75% , 07/18/47
(c)
................. 200 196,937
5.45% , 09/20/52 .................. 225 238,219
613,594
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 524 524,000
5.88% , 10/17/31
(c)
................. EUR 703 741,461
8.25% , 01/30/37
(b)
................. USD 201 206,402
1,471,863
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... 430 432,688
Mexico — 0.2%
United Mexican States
3.75% , 01/11/28 .................. 520 506,350
2.66% , 05/24/31 .................. 746 639,926
6.35% , 02/09/35 .................. 685 717,880
6.34% , 05/04/53 .................. 200 198,813
2,062,969
Mongolia — 0.0%
State of Mongolia , 3.50%
,
07/07/27
(c)
...... 200 185,750
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 315 331,247
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. USD 329 304,634
5.95% , 03/08/28
(b)
................. 311 321,304
625,938
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 360 348,750
7.63% , 11/28/47
(c)
................. 385 294,645
643,395
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 269 311,975
Oman — 0.1%
Oman Government Bond
(c)
6.50% , 03/08/47 .................. USD 281 296,191
6.75% , 01/17/48 .................. 673 729,364
1,025,555
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00%
,
04/08/26
(c)
200 187,000
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 .................. 613 670,009
6.40% , 02/14/35 .................. 771 789,072
8.00% , 03/01/38 .................. 304 342,456
1,801,537
Paraguay — 0.1%
Republic of Paraguay
(c)
2.74% , 01/29/33 .................. 588 500,902
5.60% , 03/13/48 .................. 237 226,691
727,593

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. USD 553 $ 493,553
1.86% , 12/01/32 .................. 1,054 846,823
1,340,376
Philippines — 0.0%
Republic of Philippines , 3.70%
,
03/01/41 .... 200 173,778
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 286 290,287
5.50% , 04/04/53 .................. 437 448,165
738,452
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 296 298,139
2.50% , 02/08/30
(c)
................. EUR 649 651,202
2.12% , 07/16/31
(c)
................. 763 712,913
1,662,254
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 691 694,887
5.00% , 01/18/53
(b)
................. 633 586,316
1,281,203
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 351 302,189
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
................. 328 350,396
6.00% , 06/12/34
(b)
................. 408 420,036
770,432
South Africa — 0.1%
Republic of South Africa
5.88% , 04/20/32 .................. 469 466,069
5.00% , 10/12/46 .................. 388 299,245
765,314
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka ,
6.35%
,
06/28/24
(c) (e) (k)
............... 319 175,450
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... 471 486,331
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
1.75% , 02/01/29 .................. 100 58,304
0.00% , 02/01/30 .................. 9 3,941
0.00% , 02/01/34 .................. 34 11,460
1.75% , 02/01/34 .................. 66 29,389
0.00% , 02/01/35 .................. 29 12,459
0.00% , 02/01/36 .................. 24 10,269
125,822
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75% , 10/28/34 .................. 609 662,079
5.25% , 09/10/60 .................. 577 577,000
1,239,079
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 383 429,268
Security
Par (000)
Par (000) Value
Uzbekistan (continued)
7.85% , 10/12/28 .................. USD 296 $ 312,465
741,733
Total Foreign Government Obligations — 2 .6%
(Cost: $ 31,320,976 ) ............................... 32,831,226
Shares
Shares
Investment Companies
BlackRock AAA CLO ETF
(p)
............. 100,000 5,197,000
Invesco Senior Loan ETF
(q)
............. 146,000 3,067,460
iShares Floating Rate Bond ETF
(p)
........ 308,079 15,724,352
Total Investment Companies — 1 .9%
(Cost: $ 23,908,942 ) ............................... 23,988,812
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.35%, 09/25/46
(a)
............... 1,168 1,110,685
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 1,674 781,824
1,892,509
Commercial Mortgage-Backed Securities — 0.5%
(a)
Commercial Mortgage Trust, Series 2016-667M,
Class D, 3.28%, 10/10/36
(b)
........... 1,000 804,752
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(b)
........... 990 971,403
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(b)
....... 1,343 1,009,628
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 . 1,599 1,480,773
Series 2019-3, Class M3, 3.38%, 10/25/49 . 485 436,557
Wells Fargo Commercial Mortgage Trust, Series
2015-C30, Class C, 4.64%, 09/15/58 .... 1,000 951,250
5,654,363
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.24%, 08/15/57 ........... 24,134 961,924
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 8,700 102,638
1,064,562
Total Non-Agency Mortgage-Backed Securities — 0 .7%
(Cost: $ 9,742,246 ) ............................... 8,611,434
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
............... 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.5%
Banks — 0.5%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 400 $ 449,187
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 52 52,936
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 5,445 5,529,354
6,031,477
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a) (i)
.... 40 39,145
Electric Utilities — 0.0%
(a)(i)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 84 83,168
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 81 79,144
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 48 54,142
216,454
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (i)
...................... 155 158,225
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (i)
.......... 55 54,868
Total Capital Trusts — 0 .5%
(Cost: $ 5,974,519 ) ............................... 6,500,169
Shares
Shares
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 57,210 )
(e) (g)
..................... 58,844 577
Total Preferred Stocks — 0 .0%
(Cost: $ 57,629 ) ................................. 577
Total Preferred Securities — 0 .5%
(Cost: $ 6,032,148 ) ............................... 6,500,746
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 13.0%
Uniform Mortgage-Backed Securities
(s)
5.00% , 10/25/54 - 11/25/54 ........... 108,675 108,611,307
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 10/25/54 .................. USD 53,275 $ 53,891,897
Total U.S. Government Sponsored Agency Securities — 13 .0%
(Cost: $ 162,841,765 ) .............................. 162,503,204
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. ( Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 495 8,301
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 8,301
Total Long-Term Investments — 93.9%
(Cost: $ 1,170,654,873 ) ............................ 1,174,175,889
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(p) (t)
.................. 22,559,723 22,559,723
Total Money Market Funds — 1 .8%
(Cost: $ 22,559,723 ) ............................... 22,559,723
Par (000)
Pa r (000)
U.S. Treasury Obligations — 16.9%
U.S. Treasury Bills
(u)
5.24% , 10/10/24 .................. 90,000 89,895,487
5.26% , 10/17/24 .................. 25,000 24,947,750
4.64% , 10/22/24 .................. 62,000 61,829,625
5.09% , 11/21/24 .................. 35,000 34,770,538
Total U.S. Treasury Obligations — 16 .9%
(Cost: $ 211,411,064 ) .............................. 211,443,400
Total Short-Term Securities — 18.7%
(Cost: $ 233,970,787 ) .............................. 234,003,123
Total Options Purchased — 0 .2%
( Cost: $ 1,110,077 ) ............................... 2,938,600
Total Investments Before Options Written — 112 .8%
(Cost: $ 1,405,735,737 ) ............................ 1,411,117,612
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (621,598) ) .................... (1,548,013)
Total Investments Net of Options Written — 112 .7%
(Cost: $ 1,405,114,139 ) ............................ 1,409,569,599
Liabilities in Excess of Other Assets — (12.7) % ............ (158,804,275)
Net Assets — 100.0% ...............................
$ 1,250,765,324

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
50
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $349,227, representing 0.03% of its net assets as of period end, and an original cost of $411,501.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Affiliate of the Fund.
(q)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,967,132 $ 16,592,591
(a)
$ — $ — $ — $ 22,559,723 22,559,723 $ 1,128,646 $ —
BlackRock AAA CLO ETF ... — 5,185,000 — — 12,000 5,197,000 100,000 — —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 21,754,106 — (22,103,861) (2,562,194) 2,911,949 — — 368,742 —
iShares Floating Rate Bond
ETF ................ 15,678,140 — — — 46,212 15,724,352 308,079 934,396 —
$ (2,562,194) $ 2,970,161 $ 43,481,075 $ 2,431,784 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
51
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 360 12/19/24 $ 41,175 $ 115,677
U.S. Treasury 10-Year Ultra Note ............................................... 260 12/19/24 30,798 45,487
U.S. Treasury Long Bond ..................................................... 570 12/19/24 70,876 (253,357)
U.S. Treasury Ultra Bond ..................................................... 224 12/19/24 29,855 (16,452)
U.S. Treasury 2-Year Note .................................................... 159 12/31/24 33,115 87,976
U.S. Treasury 5-Year Note .................................................... 4,200 12/31/24 461,803 1,062,041
1,041,372
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,295 12/19/24 148,116 (204,954)
U.S. Treasury 10-Year Ultra Note ............................................... 426 12/19/24 50,461 (78,115)
U.S. Treasury Long Bond ..................................................... 399 12/19/24 49,613 195,249
U.S. Treasury Ultra Bond ..................................................... 464 12/19/24 61,843 232,636
S&P 500 E-Mini Index ....................................................... 44 12/20/24 12,791 (99,481)
U.S. Treasury 2-Year Note .................................................... 862 12/31/24 179,532 (405,098)
U.S. Treasury 5-Year Note .................................................... 29 12/31/24 3,189 (17,484)
(377,247)
$ 664,125
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,170,000 USD 1,302,719 Citibank NA 10/16/24 $ 458
USD 334,939 EUR 300,000 Deutsche Bank AG 10/16/24 791
USD 45,413 EUR 40,759 JPMorgan Chase Bank NA 10/17/24 13
1,262
USD 155,931 EUR 140,000 Bank of America NA 10/16/24 (5)
USD 690,547 EUR 620,000 Barclays Bank plc 10/16/24 (26)
USD 50,358,971 EUR 45,560,000 Standard Chartered Bank 10/16/24 (386,975)
USD 382,649 GBP 290,000 Bank of America NA 10/16/24 (5,064)
USD 118,911 GBP 90,000 Barclays Bank plc 10/16/24 (1,414)
USD 3,896,709 GBP 2,980,000 Deutsche Bank AG 10/16/24 (87,379)
USD 15,915 EUR 14,649 BNP Paribas SA 10/17/24 (402)
USD 290,827 EUR 267,695 JPMorgan Chase Bank NA 10/17/24 (7,354)
USD 5,061,150 EUR 4,619,025 UBS AG 10/17/24 (83,889)
USD 12,903 EUR 11,560 Barclays Bank plc 12/18/24 (6)
USD 222,469 EUR 200,000 JPMorgan Chase Bank NA 12/18/24 (871)
USD 649,789 EUR 582,000 UBS AG 12/18/24 (130)
USD 15,581 GBP 11,808 Morgan Stanley & Co. International plc 12/18/24 (203)
USD 104,976 GBP 80,000 UBS AG 12/18/24 (1,961)
(575,679)
$ (574,417)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 4,198 06/13/25 USD 97.00 USD 1,049,500 $ 2,938,600

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
52
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 4,198 06/13/25 USD 97.50 USD 1,049,500 $ (1,548,013)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 171 $ (24,611) $ (23,374) $ (1,237)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 100 $ (699) $ (2,792) $ 2,093
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 83 6,650 9,173 (2,523)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 20 (4,827) (4,558) (269)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 29 (7,240) (7,924) 684
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 43 2,535 1,452 1,083
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 27 1,637 941 696
$ (1,944) $ (3,708) $ 1,764
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,500 $ 29,889 $ (201) $ 30,090
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 5,050 6,296 (61,706) 68,002
$ 36,185 $ (61,907) $ 98,092
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16%

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
53
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ 11,566 $ (100,555) $ 102,648 $ (4,029) $ —
Options Written ................................................... N/A N/A — (926,415) (1,548,013)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,739,066 $ — $ 1,739,066
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,262 — — 1,262
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 2,938,600 — 2,938,600
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 16,122 — — 98,092 — 114,214
$ — $ 16,122 $ — $ 1,262 $ 4,775,758 $ — $ 4,793,142
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 99,481 $ — $ 975,460 $ — $ 1,074,941
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 575,679 — — 575,679
Options written
Options written at value ..................... — — — — 1,548,013 — 1,548,013
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 42,677 — — 61,907 — 104,584
$ — $ 42,677 $ 99,481 $ 575,679 $ 2,585,380 $ — $ 3,303,217
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 637,110 $ — $ 11,222,177 $ — $ 11,859,287
Forward foreign currency exchange contracts .... — — — (1,703,293) — — (1,703,293)
Options purchased
(a)
..................... — — (2,242,261) — (778,612) — (3,020,873)
Options written ........................ — — 852,597 — 256,489 — 1,109,086
Swaps .............................. — 20,246 — — (14,605) — 5,641
$ — $ 20,246 $ (752,554) $ (1,703,293) $ 10,685,449 $ — $ 8,249,848
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (585,247) $ — $ (2,855,233) $ — $ (3,440,480)
Forward foreign currency exchange contracts .... — — — (674,142) — — (674,142)
Options purchased
(b)
..................... — — (180,100) — 2,389,529 — 2,209,429
Options written ........................ — — (83,573) — (1,112,328) — (1,195,901)
Swaps .............................. — 527 — — 98,092 — 98,619
$ — $ 527 $ (848,920) $ (674,142) $ (1,479,940) $ — $ (3,002,475)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
54
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 639,440,886
Average notional value of contracts — short ................................................................................. $ 539,319,942
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 44,625,497
Average amounts sold — in USD ........................................................................................ $ 539,498
Options
Average value of option contracts purchased ................................................................................ $ 1,081,601
Average value of option contracts written ................................................................................... $ 565,505
Credit default swaps
Average notional value — buy protection ................................................................................... $ 93,370
Average notional value — sell protection ................................................................................... $ 151,809
Total return swaps
Average notional value ............................................................................................... $ 5,278,639
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,777,168 $ 2,375,886
Forward f oreign currency exchange contracts ................................................................. 1,262 575,679
Options
(a)
......................................................................................... 2,938,600 1,548,013
Swaps — OTC
(b)
..................................................................................... 114,214 104,584
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,831,244 $ 4,604,162
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,715,768) (3,923,899)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 115,476 $ 680,263
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 30,090 $ (1,647) $ — $ — $ 28,443
BNP Paribas SA ................................. 68,002 (62,108) — — 5,894
Citibank NA .................................... 458 — — — 458
Deutsche Bank AG ............................... 791 (791) — — —
Goldman Sachs International ........................ 11,950 (11,950) — — —
JPMorgan Chase Bank NA .......................... 4,185 (4,185) — — —
$ 115,476 $ (80,681) $ — $ — $ 34,795

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
55
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 5,069 $ — $ — $ — $ 5,069
Barclays Bank plc ................................ 1,647 (1,647) — — —
BNP Paribas SA ................................. 62,108 (62,108) — — —
Deutsche Bank AG ............................... 87,379 (791) — — 86,588
Goldman Sachs International ........................ 42,677 (11,950) — — 30,727
JPMorgan Chase Bank NA .......................... 8,225 (4,185) — — 4,040
Morgan Stanley & Co. International plc .................. 203 — — — 203
Standard Chartered Bank ........................... 386,975 — — — 386,975
UBS AG ...................................... 85,980 — — — 85,980
$ 680,263 $ (80,681) $ — $ — $ 599,582
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 307,366,339 $ — $ 307,366,339
Common Stocks
Building Products ....................................... 23,573 — — 23,573
Construction & Engineering ................................ 9,667 — — 9,667
Financial Services ...................................... — — 261,559 261,559
Health Care Providers & Services ............................ — 75,146 — 75,146
Hotels, Restaurants & Leisure .............................. — — — —
Life Sciences Tools & Services .............................. 40,098 — — 40,098
Machinery ............................................ — — — —
Media ............................................... — — 273,504 273,504
Metals & Mining ........................................ 50,601 — — 50,601
Oil, Gas & Consumable Fuels ............................... 13,518 — — 13,518
Professional Services .................................... — 226,695 — 226,695
Specialized REITs ...................................... 79,911 — — 79,911
Trading Companies & Distributors ............................ — — 45,488 45,488
Corporate Bonds
Aerospace & Defense .................................... — 12,011,440 — 12,011,440
Air Freight & Logistics .................................... — 18,357 — 18,357
Automobile Components .................................. — 4,124,719 — 4,124,719
Automobiles .......................................... — 8,966,906 — 8,966,906
Banks ............................................... — 128,336,782 — 128,336,782
Beverages ........................................... — 100,757 — 100,757
Biotechnology ......................................... — 235,036 — 235,036
Broadline Retail ........................................ — 958,348 — 958,348
Building Products ....................................... — 2,209,492 — 2,209,492
Capital Markets ........................................ — 66,393,005 — 66,393,005
Chemicals ............................................ — 4,675,243 — 4,675,243
Commercial Services & Supplies ............................. — 3,982,886 — 3,982,886
Communications Equipment ................................ — 48,756 — 48,756
Construction & Engineering ................................ — 716,452 — 716,452
Consumer Finance ...................................... — 3,887,532 — 3,887,532
Consumer Staples Distribution & Retail ........................ — 1,716,882 — 1,716,882

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
56
Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 1,908,728 $ — $ 1,908,728
Distributors ........................................... — 249,673 — 249,673
Diversified Consumer Services .............................. — 853,930 — 853,930
Diversified REITs ....................................... — 7,677,584 — 7,677,584
Diversified Telecommunication Services ........................ — 6,809,908 — 6,809,908
Electric Utilities ........................................ — 17,526,148 — 17,526,148
Electrical Equipment ..................................... — 77,319 — 77,319
Electronic Equipment, Instruments & Components ................. — 142,477 — 142,477
Energy Equipment & Services .............................. — 1,217,473 — 1,217,473
Entertainment ......................................... — 153,831 — 153,831
Financial Services ...................................... — 13,107,987 — 13,107,987
Food Products ......................................... — 1,263,887 — 1,263,887
Gas Utilities ........................................... — 282,912 — 282,912
Ground Transportation ................................... — 962,167 — 962,167
Health Care Equipment & Supplies ........................... — 587,023 — 587,023
Health Care Providers & Services ............................ — 9,986,349 — 9,986,349
Health Care REITs ...................................... — 205,081 — 205,081
Hotel & Resort REITs .................................... — 549,792 — 549,792
Hotels, Restaurants & Leisure .............................. — 9,727,889 — 9,727,889
Household Durables ..................................... — 8,787,493 — 8,787,493
Household Products ..................................... — 46,758 — 46,758
Independent Power and Renewable Electricity Producers ............ — 2,385,667 — 2,385,667
Insurance ............................................ — 14,005,563 — 14,005,563
Interactive Media & Services ............................... — 374,502 — 374,502
IT Services ........................................... — 419,828 — 419,828
Life Sciences Tools & Services .............................. — 25,164 — 25,164
Machinery ............................................ — 1,604,580 — 1,604,580
Media ............................................... — 10,160,603 — 10,160,603
Metals & Mining ........................................ — 6,267,095 — 6,267,095
Mortgage Real Estate Investment Trusts (REITs) .................. — 100,301 — 100,301
Multi-Utilities .......................................... — 4,560,871 — 4,560,871
Oil, Gas & Consumable Fuels ............................... — 36,163,992 — 36,163,992
Paper & Forest Products .................................. — 337,920 — 337,920
Passenger Airlines ...................................... — 407,401 — 407,401
Personal Care Products .................................. — 82,918 — 82,918
Pharmaceuticals ....................................... — 3,670,018 — 3,670,018
Professional Services .................................... — 266,708 — 266,708
Real Estate Management & Development ....................... — 6,480,634 — 6,480,634
Retail REITs .......................................... — 237,696 — 237,696
Semiconductors & Semiconductor Equipment .................... — 9,014,569 — 9,014,569
Software ............................................. — 11,109,980 — 11,109,980
Specialized REITs ...................................... — 7,541,515 — 7,541,515
Specialty Retail ........................................ — 8,272,093 — 8,272,093
Technology Hardware, Storage & Peripherals .................... — 118,951 — 118,951
Textiles, Apparel & Luxury Goods ............................ — 674,081 — 674,081
Tobacco ............................................. — 11,903,219 — 11,903,219
Trading Companies & Distributors ............................ — 972,830 — 972,830
Transportation Infrastructure ............................... — 1,288,669 — 1,288,669
Wireless Telecommunication Services ......................... — 9,241,467 — 9,241,467
Fixed Rate Loan Interests ................................... — 921,774 — 921,774
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,284,442 — 5,284,442
Automobile Components .................................. — 2,136,807 — 2,136,807
Automobiles .......................................... — 342,421 — 342,421
Beverages ........................................... — 1,024,514 — 1,024,514
Biotechnology ......................................... — 654,345 — 654,345
Broadline Retail ........................................ — 1,173,946 — 1,173,946
Building Products ....................................... — 1,681,031 218,000 1,899,031
Capital Markets ........................................ — 3,921,963 131,835 4,053,798
Chemicals ............................................ — 6,414,021 — 6,414,021
Commercial Services & Supplies ............................. — 6,459,379 358,477 6,817,856
Communications Equipment ................................ — 790,474 — 790,474
Construction & Engineering ................................ — 1,903,996 128,798 2,032,794
Construction Materials .................................... — 2,670,182 132,675 2,802,857
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
Schedules of Investments
57
Level 1 Level 2 Level 3 Total
Consumer Staples Distribution & Retail ........................ $ — $ 355,104 $ 307,384 $ 662,488
Containers & Packaging .................................. — 1,780,396 — 1,780,396
Distributors ........................................... — 309,626 — 309,626
Diversified Consumer Services .............................. — 2,752,518 — 2,752,518
Diversified Telecommunication Services ........................ — 3,584,098 — 3,584,098
Electric Utilities ........................................ — 499,979 — 499,979
Electrical Equipment ..................................... — 572,833 — 572,833
Electronic Equipment, Instruments & Components ................. — 458,472 105,603 564,075
Entertainment ......................................... — 6,110,553 — 6,110,553
Financial Services ...................................... — 6,047,975 — 6,047,975
Food Products ......................................... — 2,557,379 — 2,557,379
Gas Utilities ........................................... — 154,636 — 154,636
Ground Transportation ................................... — 1,357,167 — 1,357,167
Health Care Equipment & Supplies ........................... — 1,556,450 — 1,556,450
Health Care Providers & Services ............................ — 4,269,029 100,504 4,369,533
Health Care Technology .................................. — 2,554,098 856,148 3,410,246
Hotel & Resort REITs .................................... — 154,904 — 154,904
Hotels, Restaurants & Leisure .............................. — 9,658,158 362,680 10,020,838
Household Durables ..................................... — 2,255,683 — 2,255,683
Independent Power and Renewable Electricity Producers ............ — 919,628 — 919,628
Industrial Conglomerates .................................. — 895,653 — 895,653
Insurance ............................................ — 7,685,878 343,590 8,029,468
Interactive Media & Services ............................... — 767,688 — 767,688
IT Services ........................................... — 6,069,321 — 6,069,321
Leisure Products ....................................... — — 137,781 137,781
Life Sciences Tools & Services .............................. — 1,994,327 — 1,994,327
Machinery ............................................ — 7,369,605 89,438 7,459,043
Media ............................................... — 2,687,638 14,962 2,702,600
Oil, Gas & Consumable Fuels ............................... — 2,205,392 720,090 2,925,482
Passenger Airlines ...................................... — 2,245,517 — 2,245,517
Personal Care Products .................................. — 2,706,574 — 2,706,574
Pharmaceuticals ....................................... — 2,469,033 — 2,469,033
Professional Services .................................... — 5,921,354 — 5,921,354
Real Estate Management & Development ....................... — 143,874 123,685 267,559
Semiconductors & Semiconductor Equipment .................... — 816,170 — 816,170
Software ............................................. — 13,546,184 184,320 13,730,504
Specialty Retail ........................................ — 1,408,990 152,710 1,561,700
Textiles, Apparel & Luxury Goods ............................ — 105,082 — 105,082
Trading Companies & Distributors ............................ — 1,937,690 273,537 2,211,227
Transportation Infrastructure ............................... — 1,396,448 174,303 1,570,751
Wireless Telecommunication Services ......................... — 548,840 — 548,840
Foreign Agency Obligations ................................. — 11,944,471 — 11,944,471
Foreign Government Obligations .............................. — 32,831,226 — 32,831,226
Investment Companies .................................... 23,988,812 — — 23,988,812
Non-Agency Mortgage-Backed Securities ........................ — 8,611,434 — 8,611,434
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 6,500,169 — 6,500,169
U.S. Government Sponsored Agency Securities .................... — 162,503,204 — 162,503,204
Warrants .............................................. 8,301 — — 8,301
Short-Term Securities
Money Market Funds ...................................... 22,559,723 — — 22,559,723
U.S. Treasury Obligations ................................... — 211,443,400 — 211,443,400
Options Purchased
Interest rate contracts ...................................... 2,938,600 — — 2,938,600
Unfunded Floating Rate Loan Interests
(a)
.............................. — 9 — 9
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (120) — (120)
$ 49,712,804 $ 1,355,907,049 $ 5,497,071 $ 1,411,116,924
Investments valued at NAV
(b)
...................................... 577
$ 1,411,117,501
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Income Fund
58
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 4,556 $ — $ 4,556
Foreign currency exchange contracts ............................ — 1,262 — 1,262
Interest rate contracts ....................................... 1,739,066 98,092 — 1,837,158
Liabilities
Credit contracts ........................................... — (4,029) — (4,029)
Equity contracts ........................................... (99,481) — — (99,481)
Foreign currency exchange contracts ............................ — (575,679) — (575,679)
Interest rate contracts ....................................... (2,523,473) — — (2,523,473)
$ (883,888) $ (475,798) $ — $ (1,359,686)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
September 30, 2024
59
Statements of Assets and Liabilities
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 447,885,987 $ 494,077,874 $ 1,367,636,537
Investments, at value — affiliated
(b)
............................................................ 1,233,726 14,484,150 43,481,075
Cash ............................................................................... — — 1,415,249
Cash pledged:
Collateral — TBA commitments ............................................................. — — 268,000
Futures contracts ...................................................................... 648,310 298,000 10,385,000
Centrally cleared swaps .................................................................. 57,000 — 6,790
Foreign currency, at value
(c)
................................................................. — — 1,245,423
Receivables: – – –
Investment s sold ...................................................................... 816,287 927,501 795,332
Options written ........................................................................ — 21,907 —
Swaps   ............................................................................ 44 50 1,840
TBA sale commitments .................................................................. 81,097,660 179,397,962 —
Capital shares sold ..................................................................... 601,613 607,948 2,489,612
Dividends — unaffiliated ................................................................. — — 9,747
Dividends — affiliated ................................................................... 9,491 40,657 154,110
Interest — unaffiliated ................................................................... 1,010,059 1,203,530 11,733,926
From the Manager ..................................................................... 18,058 26,766 20,732
Variation margin on futures contracts ......................................................... 138,437 72,797 1,777,168
Swap premiums paid ..................................................................... — — 11,566
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 1,262
OTC swaps .......................................................................... — — 102,648
Unfunded floating rate loan interests ......................................................... — — 9
Prepaid e xpenses ....................................................................... 48,526 55,920 101,418
Total a ssets ...........................................................................
533,565,198 691,215,062 1,441,637,444
LIABILITIES
Bank overdraft .......................................................................... 31,483 47,575 —
Cash received:
Collateral — TBA commitments ............................................................. 13,000 — —
Options written, at value
(d)
.................................................................. — 131,065 1,548,013
TBA sale commitments, at value
(e)
............................................................ 80,736,930 178,636,641 —
Reverse repurchase agreements, at value ....................................................... — 33,415,295 —
Payables: – – –
Investments purchased .................................................................. 162,052,884 180,942,624 180,944,834
Accounting services fees ................................................................. 25,402 30,713 198,362
Administration fees ..................................................................... 10,122 10,523 41,245
Capital shares redeemed ................................................................. 8,878,702 460,242 3,365,905
Custodian fees ........................................................................ 15,576 21,853 32,795
Income dividend distributions .............................................................. 135,451 459,030 471,313
Interest expense ...................................................................... 473 493 1,903
Investment advisory fees ................................................................. 52,974 72,392 482,589
Other affiliate fees ..................................................................... 70 1,503 1,054
Professional fees ...................................................................... 60,095 51,439 88,196
Registration fees ...................................................................... 7 44 9,305
Service and distribution fees ............................................................... 23,887 49,268 48,063
Transfer agent fees .................................................................... 58,381 182,970 578,658
Other accrued expenses ................................................................. 8,834 41,343 3,616
Variation margin on futures contracts ......................................................... 33,615 20,870 2,375,886
Variation margin on centrally cleared swaps .................................................... 167,050 113,613 —
Swap premiums received .................................................................. — — 100,555
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 575,679
OTC swaps .......................................................................... — — 4,029
Unfunded floating rate loan interests ......................................................... — — 120
Total li abilities ..........................................................................
252,304,936 394,689,496 190,872,120
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 281,260,262 $ 296,525,566 $ 1,250,765,324

Statements of Assets and Liabilities
(continued)
September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
60
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 425,621,233 $ 413,862,504 $ 1,642,678,841
Accumulated loss ....................................................................... (144,360,971) (117,336,938) (391,913,517)
NET ASSETS ..........................................................................
$ 281,260,262 $ 296,525,566 $ 1,250,765,324
(a)
  Investments, at cost — unaffiliated ..................................................... $ 468,091,471 $ 507,856,816 $ 1,362,328,277
(b)
  Investments, at cost — affiliated ....................................................... $ 1,233,726 $ 14,484,150 $ 43,407,460
(c)
  Foreign currency, at cost ........................................................... $ — $ — $ 1,246,746
(d)
  Premiums received ............................................................... $ — $ 134,508 $ 621,598
(e)
  Proceeds received from TBA sale commitments ............................................. $ 81,097,660 $ 179,397,962 $ —

Statements of Assets and Liabilities
(continued)
September 30, 2024
61
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact Mortgage
Fund
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 123,838,055 $ 88,234,631 $ 831,601,993
Shares outstanding ...................................................................
15,253,650 9,414,927 91,239,271
Net asset value .....................................................................
$ 8.12 $ 9.37 $ 9.11
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 67,192,379 $ 191,294,404 $ 174,219,556
Shares outstanding ...................................................................
8,240,806 20,363,746 19,114,923
Net asset value .....................................................................
$ 8.15 $ 9.39 $ 9.11
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor C
Net assets .........................................................................
$ 6,127,244 $ 3,583,593 $ 14,261,132
Shares outstanding ...................................................................
754,814 382,123 1,563,771
Net asset value .....................................................................
$ 8.12 $ 9.38 $ 9.12
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 84,102,584 $ 10,171,387 $ 230,682,643
Shares outstanding ...................................................................
10,392,188 1,085,199 25,309,446
Net asset value .....................................................................
$ 8.09 $ 9.37 $ 9.11
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ — $ 3,241,551 $ —
Shares outstanding ...................................................................
— 345,071 —
Net asset value .....................................................................
$ — $ 9.39 $ —
Shares authorized ...................................................................
— Unlimited —
Par value ......................................................................... $ — $ 0.001 $ —

Statements of Operations

Year Ended September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
62
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ — $ 278,616
Dividends — affiliated ................................................................... 116,576 182,362 2,431,784
Interest — unaffiliated ................................................................... 11,624,678 15,027,239 74,526,864
Foreign taxes withheld .................................................................. — — (153)
Total investment income ...................................................................
11,741,254 15,209,601 77,237,111
EXPENSES
Investment advisory .................................................................... 1,020,544 1,223,529 5,532,339
Transfer agent — class specific ............................................................ 284,940 575,807 557,667
Service and distribution — class specific ...................................................... 261,381 549,249 557,816
Administration ....................................................................... 127,568 133,333 456,861
Professional ......................................................................... 108,455 71,376 197,697
Registration ......................................................................... 72,837 126,881 139,727
Administration — class specific ............................................................ 60,033 62,745 223,660
Accounting services .................................................................... 54,970 64,257 401,536
Printing and postage ................................................................... 46,309 47,218 51,764
Custodian ........................................................................... 28,286 35,185 35,124
Trustees and Officer .................................................................... 6,211 6,636 16,030
Miscellaneous ........................................................................ 46,719 39,981 64,670
Total expenses excluding interest expense .......................................................
2,118,253 2,936,197 8,234,891
Interest expense ...................................................................... 10,187 2,347,534 28,799
Total expenses .........................................................................
2,128,440 5,283,731 8,263,690
Less: – – –
Administration fees waived ............................................................... — (949) —
Administration fees waived by the Manager — class specific ......................................... (60,033) (62,745) (196,078)
Fees waived and/or reimbursed by the Manager ................................................. (393,484) (478,851) (487,812)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (175,742) (424,217) (137,409)
Total ex penses after fees waived and/or reimbursed ................................................
1,499,181 4,316,969 7,442,391
Net investment income ....................................................................
10,242,073 10,892,632 69,794,720
REALIZED AND UNREALIZED GAIN (LOSS) $ 23,488,438 $ 24,528,225 $ 64,112,150
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 1,443,944 $ (6,899,601) $ (9,227,199)
Investments — affiliated ............................................................... — — (2,562,194)
Forward foreign currency exchange contracts ................................................. — — (1,703,293)
Foreign currency transactions ........................................................... — — 965,711
Futures contracts .................................................................... (1,074,024) (849,424) 11,859,287
Options written ..................................................................... 654,765 733,201 1,109,086
Swaps   .......................................................................... (1,113,918) (1,306,382) 5,641
(89,233) (8,322,206) 447,039
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 23,818,835 32,419,419 65,733,228
Investments — affiliated ............................................................... — — 2,970,161
Forward foreign currency exchange contracts ................................................. — — (674,142)
Foreign currency translations ............................................................ — — 173,737
Futures contracts .................................................................... (884,181) (354,878) (3,440,480)
Options written ..................................................................... 323,820 383,910 (1,195,901)
Swaps   .......................................................................... 319,199 401,980 98,619
Unfunded floating rate loan interests ....................................................... — — (111)
23,577,673 32,850,431 63,665,111
Net realized and unrealized gain .............................................................
23,488,440 24,528,225 64,112,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 33,730,513 $ 35,420,857 $ 133,906,870

Statements of Changes in Net Assets
63
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Impact Mortgage Fund
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,242,073 $ 10,122,046 $ 10,892,632 $ 14,209,274
Net realized loss ................................................ (89,233) (22,750,049) (8,322,206) (19,518,264)
Net change in unrealized appreciation (depreciation) ........................ 23,577,673 11,182,229 32,850,431 4,568,270
Net increase (decrease) in net assets resulting from operations ...................
33,730,513 (1,445,774) 35,420,857 (740,720)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (5,081,820) (5,710,194) (3,685,662) (5,126,984)
Investor A .................................................... (2,765,743) (2,724,585) (6,768,496) (6,773,495)
Investor C .................................................... (182,994) (178,293) (115,861) (162,032)
Class K ...................................................... (3,099,681) (2,385,650) (395,250) (421,144)
Class R ...................................................... — — (105,000) (90,797)
Return of capital: – – – –
Institutional ................................................... — — — (711,915)
Investor A .................................................... — — — (940,544)
Investor C .................................................... — — — (22,499)
Class K ...................................................... — — — (58,479)
Class R ...................................................... — — — (12,608)
Decrease in net assets resulting from distributions to shareholders .................
(11,130,238) (10,998,722) (11,070,269) (14,320,497)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(55,623,939) (37,308,248) (70,967,521) (125,996,148)
NET ASSETS
Total decrease in net assets .......................................... (33,023,664) (49,752,744) (46,616,933) (141,057,365)
Beginning of year ..................................................
314,283,926 364,036,670 343,142,499 484,199,864
End of year ......................................................
$ 281,260,262 $ 314,283,926 $ 296,525,566 $ 343,142,499
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
64
See notes to financial statements.
BlackRock Income Fund
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 69,794,720 $ 71,023,698
Net realized gain (loss) .............................................................................. 447,039 (102,090,084)
Net change in unrealized appreciation (depreciation) .......................................................... 63,665,111 131,621,662
Net increase in net assets resulting from operations .............................................................
133,906,870 100,555,276
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (45,808,510) (39,122,208)
Investor A ...................................................................................... (9,669,429) (6,882,877)
Investor C ...................................................................................... (790,164) (651,727)
Class K ........................................................................................ (12,516,239) (8,611,309)
Return of capital: – –
Institutional ..................................................................................... — (11,498,073)
Investor A ...................................................................................... — (2,022,888)
Investor C ...................................................................................... — (191,544)
Class K ........................................................................................ — (2,530,876)
Decrease in net assets resulting from distributions to shareholders ...................................................
(68,784,342) (71,511,502)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
144,565,711 (761,619,701)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 209,688,239 (732,575,927)
Beginning of year ....................................................................................
1,041,077,085 1,773,653,012
End of year ........................................................................................
$ 1,250,765,324 $ 1,041,077,085
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
65
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Net investment income
(a)
...................................
0 .27  0 .24  0 .13  0 .09  0 .22
Net realized and unrealized gain (loss) ..........................
0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .04 ) 0 .14
Net increase (decrease) from investment operations .................. 0.89  (0.01) (1.36) 0.05  0.36
Distributions from net investment income
(b)
...................... (0.30) (0.26) (0.19) (0.20) (0.32)
Net asset value, end of year ................................. $ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Total Return
(c)
Based on net asset value .................................... 11.99% (0.29)% (14.75)% 0.47% 3.86%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.66% 1.08% 0.79%
(e)
0.57% 0.65%
Total expenses after fees waived and/or reimbursed ..................
0.43% 0.88% 0.62%
(e)
0.43% 0.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.42% 0.42% 0.49%
(e)
0.43% 0.42%
Net investment income .....................................
3.49% 2.99% 1.43% 1.00% 2.28%
Supplemental Data
Net assets, end of year (000) .................................. $ 123,838  $ 147,548  $ 203,542  $ 363,815  $ 356,671
Portfolio turnover rate
(f)
...................................... 1,338% 983% 1,368% 1,443% 1,380%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
66
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.56  $ 7.84  $ 9.39  $ 9.54  $ 9.50
Net investment income
(a)
...................................
0 .25  0 .22  0 .11  0 .07  0 .19
Net realized and unrealized gain (loss) ..........................
0 .62  ( 0 .26 ) ( 1 .49 ) ( 0 .05 ) 0 .15
Net increase (decrease) from investment operations .................. 0.87  (0.04) (1.38) 0.02  0.34
Distributions from net investment income
(b)
...................... (0.28) (0.24) (0.17) (0.17) (0.30)
Net asset value, end of year ................................. $ 8.15  $ 7.56  $ 7.84  $ 9.39  $ 9.54
Total Return
(c)
Based on net asset value .................................... 11.68% (0.65)% (14.89)% 0.23% 3.60%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.90% 1.34% 1.05%
(e)
0.84% 0.93%
Total expenses after fees waived and/or reimbursed ..................
0.68% 1.13% 0.87%
(e)
0.68% 0.73%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.67% 0.67% 0.74%
(e)
0.68% 0.67%
Net investment income .....................................
3.24% 2.74% 1.22% 0.76% 2.04%
Supplemental Data
Net assets, end of year (000) .................................. $ 67,192  $ 81,709  $ 97,871  $ 151,434  $ 161,035
Portfolio turnover rate
(f)
...................................... 1,338% 983% 1,368% 1,443% 1,380%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
67
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Net investment income
(a)
...................................
0 .19  0 .16  0 .04  0 .01  0 .12
Net realized and unrealized gain (loss) ..........................
0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .06 ) 0 .15
Net increase (decrease) from investment operations .................. 0.81  (0.09) (1.45) (0.05) 0.27
Distributions from net investment income
(b)
...................... (0.22) (0.18) (0.10) (0.10) (0.23)
Net asset value, end of year ................................. $ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Total Return
(c)
Based on net asset value .................................... 10.88% (1.28)% (15.60)% (0.53)% 2.83%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.62% 2.07% 1.77%
(e)
1.53% 1.63%
Total expenses after fees waived and/or reimbursed ..................
1.43% 1.88% 1.62%
(e)
1.43% 1.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
1.42% 1.42% 1.49%
(e)
1.43% 1.42%
Net investment income .....................................
2.49% 1.99% 0.44% 0.06% 1.30%
Supplemental Data
Net assets, end of year (000) .................................. $ 6,127  $ 7,034  $ 9,715  $ 18,415  $ 31,336
Portfolio turnover rate
(f)
...................................... 1,338% 983% 1,368% 1,443% 1,380%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
68
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.50  $ 7.78  $ 9.32  $ 9.47  $ 9.43
Net investment income
(a)
...................................
0 .28  0 .24  0 .15  0 .11  0 .22
Net realized and unrealized gain (loss) ..........................
0 .61  ( 0 .26 ) ( 1 .50 ) ( 0 .06 ) 0 .14
Net increase (decrease) from investment operations .................. 0.89  (0.02) (1.35) 0.05  0.36
Distributions from net investment income
(b)
...................... (0.30) (0.26) (0.19) (0.20) (0.32)
Net asset value, end of year ................................. $ 8.09  $ 7.50  $ 7.78  $ 9.32  $ 9.47
Total Return
(c)
Based on net asset value .................................... 12.07% (0.38)% (14.65)% 0.52% 3.91%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.53% 0.98% 0.67%
(e)
0.47% 0.54%
Total expenses after fees waived and/or reimbursed ..................
0.38% 0.83% 0.55%
(e)
0.38% 0.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.37% 0.37% 0.42%
(e)
0.38% 0.37%
Net investment income .....................................
3.53% 3.00% 1.72% 1.15% 2.34%
Supplemental Data
Net assets, end of year (000) .................................. $ 84,103  $ 77,993  $ 52,909  $ 30,757  $ 67,675
Portfolio turnover rate
(f)
...................................... 1,338% 983% 1,368% 1,443% 1,380%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
840% 680% 818% 859% 912%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
69
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Net investment income
(a)
...................................
0 .33  0 .32  0 .17  0 .12  0 .20
Net realized and unrealized gain (loss) ..........................
0 .70  ( 0 .37 ) ( 1 .75 ) ( 0 .25 ) 0 .51
Net increase (decrease) from investment operations .................. 1.03  (0.05) (1.58) (0.13) 0.71
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .33 ) ( 0 .28 ) ( 0 .18 ) ( 0 .17 ) ( 0 .22 )
Return of capital ......................................... —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions .......................................... (0.33) (0.32) (0.19) (0.17) (0.22)
Net asset value, end of year ................................. $ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11
Total Return
(c)
Based on net asset value .................................... 12.15% (0.66)% (14.77)% (1.16)% 6.72%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.52% 1.91% 0.83% 0.65% 0.76%
Total expenses after fees waived and/or reimbursed ..................
1.20% 1.58% 0.61% 0.45% 0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income .....................................
3.65% 3.49% 1.67% 1.10% 1.79%
Supplemental Data
Net assets, end of year (000) .................................. $ 88,235  $ 117,739  $ 201,444  $ 295,674  $ 412,161
Portfolio turnover rate
(e)
...................................... 2,235% 2,372% 1,027% 715% 745%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
1,330% 1,496% 679% 458% 508%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
70
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Net investment income
(a)
...................................
0 .31  0 .30  0 .15  0 .09  0 .18
Net realized and unrealized gain (loss) ..........................
0 .70  ( 0 .37 ) ( 1 .76 ) ( 0 .26 ) 0 .50
Net increase (decrease) from investment operations .................. 1.01  (0.07) (1.61) (0.17) 0.68
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .31 ) ( 0 .26 ) ( 0 .15 ) ( 0 .14 ) ( 0 .19 )
Return of capital ......................................... —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions .......................................... (0.31) (0.30) (0.16) (0.14) (0.19)
Net asset value, end of year ................................. $ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14
Total Return
(c)
Based on net asset value .................................... 11.85% (0.89)% (14.95)% (1.49)% 6.45%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.76% 2.16% 1.09% 0.91% 1.02%
Total expenses after fees waived and/or reimbursed ..................
1.45% 1.83% 0.86% 0.70% 0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income .....................................
3.39% 3.24% 1.43% 0.84% 1.61%
Supplemental Data
Net assets, end of year (000) .................................. $ 191,294  $ 205,185  $ 253,152  $ 340,582  $ 414,711
Portfolio turnover rate
(e)
...................................... 2,235% 2,372% 1,027% 715% 745%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
1,330% 1,496% 679% 458% 508%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
71
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.68  $ 9.05  $ 10.81  $ 11.12  $ 10.63
Net investment income
(a)
...................................
0 .24  0 .23  0 .07  0 .01  0 .09
Net realized and unrealized gain (loss) ..........................
0 .70  ( 0 .37 ) ( 1 .74 ) ( 0 .26 ) 0 .51
Net increase (decrease) from investment operations .................. 0.94  (0.14) (1.67) (0.25) 0.60
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .24 ) ( 0 .20 ) ( 0 .08 ) ( 0 .06 ) ( 0 .11 )
Return of capital ......................................... —  ( 0 .03 ) ( 0 .01 ) —  —
Total distributions .......................................... (0.24) (0.23) (0.09) (0.06) (0.11)
Net asset value, end of year ................................. $ 9.38  $ 8.68  $ 9.05  $ 10.81  $ 11.12
Total Return
(c)
Based on net asset value .................................... 11.03% (1.64)% (15.53)% (2.23)% 5.66%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.43% 2.84% 1.82% 1.65% 1.80%
Total expenses after fees waived and/or reimbursed ..................
2.20% 2.58% 1.61% 1.45% 1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
1.46% 1.45% 1.45% 1.45% 1.45%
Net investment income .....................................
2.66% 2.50% 0.64% 0.09% 0.84%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,584  $ 5,747  $ 8,781  $ 14,221  $ 25,922
Portfolio turnover rate
(e)
...................................... 2,235% 2,372% 1,027% 715% 745%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
1,330% 1,496% 679% 458% 508%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
72
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Net investment income
(a)
...................................
0 .33  0 .32  0 .19  0 .12  0 .20
Net realized and unrealized gain (loss) ..........................
0 .71  ( 0 .36 ) ( 1 .77 ) ( 0 .24 ) 0 .51
Net increase (decrease) from investment operations .................. 1.04  (0.04) (1.58) (0.12) 0.71
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .34 ) ( 0 .29 ) ( 0 .18 ) ( 0 .18 ) ( 0 .22 )
Return of capital ......................................... —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions .......................................... (0.34) (0.33) (0.19) (0.18) (0.22)
Net asset value, end of year ................................. $ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11
Total Return
(c)
Based on net asset value .................................... 12.20% (0.61)% (14.73)% (1.11)% 6.78%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.34% 1.74% 0.69% 0.54% 0.64%
Total expenses after fees waived and/or reimbursed ..................
1.15% 1.53% 0.56% 0.40% 0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income .....................................
3.70% 3.54% 1.84% 1.14% 1.79%
Supplemental Data
Net assets, end of year (000) .................................. $ 10,171  $ 11,252  $ 17,328  $ 16,753  $ 17,335
Portfolio turnover rate
(e)
...................................... 2,235% 2,372% 1,027% 715% 745%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
1,330% 1,496% 679% 458% 508%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
73
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class R
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Net investment income
(a)
...................................
0 .28  0 .27  0 .12  0 .06  0 .16
Net realized and unrealized gain (loss) ..........................
0 .71  ( 0 .36 ) ( 1 .75 ) ( 0 .25 ) 0 .49
Net increase (decrease) from investment operations .................. 0.99  (0.09) (1.63) (0.19) 0.65
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .29 ) ( 0 .25 ) ( 0 .13 ) ( 0 .12 ) ( 0 .16 )
Return of capital ......................................... —  ( 0 .03 ) ( 0 .01 ) —  —
Total distributions .......................................... (0.29) (0.28) (0.14) (0.12) (0.16)
Net asset value, end of year ................................. $ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14
Total Return
(c)
Based on net asset value .................................... 11.57% (1.14)% (15.16)% (1.73)% 6.18%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.00% 2.44% 1.45% 1.23% 1.36%
Total expenses after fees waived and/or reimbursed ..................
1.70% 2.08% 1.11% 0.95% 1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income .....................................
3.14% 2.98% 1.19% 0.59% 1.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,242  $ 3,220  $ 3,494  $ 4,377  $ 5,133
Portfolio turnover rate
(e)
...................................... 2,235% 2,372% 1,027% 715% 745%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
1,330% 1,496% 679% 458% 508%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
74
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.59  $ 8.50  $ 10.46  $ 10.22  $ 10.32
Net investment income
(a)
...................................
0 .56  0 .49  0 .34  0 .37  0 .44
Net realized and unrealized gain (loss) ..........................
0 .51  0 .10  ( 1 .75 ) 0 .25  ( 0 .06 )
Net increase (decrease) from investment operations .................. 1.07  0.59  (1.41) 0.62  0.38
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .55 ) ( 0 .39 ) ( 0 .42 ) ( 0 .38 ) ( 0 .47 )
From net realized gain .....................................
—  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................................... —  ( 0 .11 ) —  —  —
Total distributions .......................................... (0.55) (0.50) (0.55) (0.38) (0.48)
Net asset value, end of year ................................. $ 9.11  $ 8.59  $ 8.50  $ 10.46  $ 10.22
Total Return
(c)
Based on net asset value .................................... 12.81% 6.98% (13.95)% 6.13% 3.90%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.69% 0.85% 0.73% 0.71% 0.73%
Total expenses after fees waived and/or reimbursed ..................
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income .....................................
6.28% 5.61% 3.57% 3.46% 4.35%
Supplemental Data
Net assets, end of year (000) .................................. $ 831,602  $ 690,547  $ 1,370,526  $ 2,622,329  $ 1,300,683
Portfolio turnover rate
(f)
...................................... 521% 571% 133% 81% 92%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
75
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Net investment income
(a)
...................................
0 .54  0 .47  0 .32  0 .34  0 .41
Net realized and unrealized gain (loss) ..........................
0 .51  0 .10  ( 1 .74 ) 0 .25  ( 0 .05 )
Net increase (decrease) from investment operations .................. 1.05  0.57  (1.42) 0.59  0.36
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .53 ) ( 0 .37 ) ( 0 .40 ) ( 0 .36 ) ( 0 .45 )
From net realized gain .....................................
—  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................................... —  ( 0 .11 ) —  —  —
Total distributions .......................................... (0.53) (0.48) (0.53) (0.36) (0.46)
Net asset value, end of year ................................. $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Total Return
(c)
Based on net asset value .................................... 12.53% 6.71% (14.08)% 5.77% 3.64%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.98% 0.97% 0.91% 0.90% 0.97%
Total expenses after fees waived and/or reimbursed ..................
0.88% 0.87% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income .....................................
6.04% 5.43% 3.35% 3.23% 4.10%
Supplemental Data
Net assets, end of year (000) .................................. $ 174,220  $ 155,383  $ 161,675  $ 230,457  $ 142,602
Portfolio turnover rate
(f)
...................................... 521% 571% 133% 81% 92%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
76
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.60  $ 8.50  $ 10.46  $ 10.23  $ 10.32
Net investment income
(a)
...................................
0 .47  0 .40  0 .25  0 .27  0 .34
Net realized and unrealized gain (loss) ..........................
0 .51  0 .11  ( 1 .75 ) 0 .24  ( 0 .05 )
Net increase (decrease) from investment operations .................. 0.98  0.51  (1.50) 0.51  0.29
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .46 ) ( 0 .32 ) ( 0 .33 ) ( 0 .28 ) ( 0 .37 )
From net realized gain .....................................
—  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................................... —  ( 0 .09 ) —  —  —
Total distributions .......................................... (0.46) (0.41) (0.46) (0.28) (0.38)
Net asset value, end of year ................................. $ 9.12  $ 8.60  $ 8.50  $ 10.46  $ 10.23
Total Return
(c)
Based on net asset value .................................... 11.69% 6.04% (14.81)% 4.97% 2.97%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.73% 1.73% 1.67% 1.66% 1.73%
Total expenses after fees waived and/or reimbursed ..................
1.63% 1.62% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income .....................................
5.30% 4.64% 2.58% 2.52% 3.37%
Supplemental Data
Net assets, end of year (000) .................................. $ 14,261  $ 15,840  $ 20,598  $ 35,555  $ 30,905
Portfolio turnover rate
(f)
...................................... 521% 571% 133% 81% 92%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
77
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Net investment income
(a)
...................................
0 .56  0 .50  0 .35  0 .37  0 .44
Net realized and unrealized gain (loss) ..........................
0 .51  0 .09  ( 1 .74 ) 0 .25  ( 0 .05 )
Net increase (decrease) from investment operations .................. 1.07  0.59  (1.39) 0.62  0.39
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .55 ) ( 0 .39 ) ( 0 .43 ) ( 0 .39 ) ( 0 .48 )
From net realized gain .....................................
—  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................................... —  ( 0 .11 ) —  —  —
Total distributions .......................................... (0.55) (0.50) (0.56) (0.39) (0.49)
Net asset value, end of year ................................. $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Total Return
(c)
Based on net asset value .................................... 12.86% 7.03% (13.82)% 6.09% 3.95%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.65% 0.65% 0.58% 0.57% 0.65%
Total expenses after fees waived and/or reimbursed ..................
0.57% 0.57% 0.56% 0.56% 0.57%
Total expenses after fees waived and/or reimbursed and excluding interest expense . .............................................
0.57% 0.57% 0.56% 0.56% 0.57%
Net investment income .....................................
6.32% 5.70% 3.65% 3.52% 4.40%
Supplemental Data
Net assets, end of year (000) .................................. $ 230,683  $ 179,307  $ 220,853  $ 382,891  $ 126,573
Portfolio turnover rate
(f)
...................................... 521% 571% 133% 81% 92%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
290% 365% 133% 81% 92%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
78
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On September 13, 2024, the Board of Trustees of the Trust (the “Board”) approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-
Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28,
2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
79
Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
80
offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Financial Statements
(continued)
81
Notes to Financial Statements
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2024, certain investments of the Income Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
82
is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)
83
Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Impact
Mortgage were $42,511,613 and 5.41%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Epicor Software Corp., Delayed Draw 1st Lien Term Loan ...... $ 25,952 $ 25,952 $ 25,961 $ 9
Income Fund Focus Financial Partners LLC, Delayed Draw 1st Lien Term Loan 36,351 36,351 36,231 (120)
$ (111)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
84
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
Impact Mortgage
BNP Paribas SA ............................ $ (23,323,281) $ 23,323,281 $ — $ —
Credit Agricole Corporate & Investment Bank SA ...... (10,092,014) 10,092,014 — —
$ (33,415,295) $ 33,415,295 $ — $ —
(a)
Collateral, if any, with a value of $34,373,331 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(continued)
85
Notes to Financial Statements
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
86
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Investment Advisory Fees
Average Daily Net Assets GNMA Impact Mortgage
First $1 billion ........................................................................................... 0.340% 0.390%
$1 billion - $3 billion ....................................................................................... 0.320 0.370
$3 billion - $5 billion ....................................................................................... 0.310 0.350
$5 billion - $10 billion ...................................................................................... 0.300 0.340
Greater than $10 billion ..................................................................................... 0.280 0.330
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25

Notes to Financial Statements
(continued)
87
Notes to Financial Statements
For the year ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 195,696 $ 65,685 $ — $ 261,381
Impact Mortgage ...................................................................... 489,960 42,907 16,382 549,249
Income Fund ......................................................................... 406,188 151,628 — 557,816
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 26,891 $ 15,656 $ 1,314 $ 16,172 $ — $ 60,033
Impact Mortgage ...................................................... 19,927 39,197 858 2,108 655 62,745
Income Fund ......................................................... 147,936 32,495 3,033 40,196 — 223,660
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 8,875 $ 458 $ 9,333
Impact Mortgage .................................................................................. 5,385 763 6,148
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 17,475 $ 2,610 $ 672 $ 330 $ — $ 21,087
Impact Mortgage ...................................................... 751 24,207 110 73 138 25,279
Income Fund ......................................................... 326 2,045 211 473 — 3,055
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 177,203 $ 100,008 $ 6,061 $ 1,668 $ — $ 284,940
Impact Mortgage ...................................................... 192,530 371,911 4,245 1,228 5,893 575,807
Income Fund ......................................................... 376,808 149,386 12,753 18,720 — 557,667
Fund Name Other Fees
GNMA ................................................................................................................ $ 145
Impact Mortgage ......................................................................................................... 135
Income Fund ............................................................................................................ 5,687
Fund Name Investor A Investor C
Impact Mortgage .............................................................................................. $ – $ 9
Income Fund ................................................................................................. 1,512 3,432

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
88
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2024, Income Fund waived $91,652 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended
September 30, 2024, the amounts were as follows:
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 1,659
Impact Mortgage ..................................................................................................... 2,636
Income Fund ........................................................................................................ 16,060
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37 % N/A
Impact Mortgage ........................................................... 0.45 0.70 1.45 0.40 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 391,825
Impact Mortgage ........................................................................................................... 47 6 , 215
Income Fund .............................................................................................................. 380,100
Fund Name
Administration
Fees Waived
Impact Mortgage ........................................................................................................... $ 949

Notes to Financial Statements
(continued)
89
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to borrow and lend under the Interfund
Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
GNMA
Institutional .................................................................................... $ 26,891 $ 110,233
Investor A ..................................................................................... 15,656 61,043
Investor C ..................................................................................... 1,314 2,798
Class K ...................................................................................... 16,172 1,668
$ 60,033 $ 175,742
Impact Mortgage
Institutional .................................................................................... 19,927 142,859
Investor A ..................................................................................... 39,197 273,751
Investor C ..................................................................................... 858 2,129
Class K ...................................................................................... 2,108 1,228
Class R ...................................................................................... 655 4,250
$ 62,745 $ 424,217
Income Fund
Institutional .................................................................................... 120,354 43,358
Investor A ..................................................................................... 32,495 70,007
Investor C ..................................................................................... 3,033 5,324
Class K ...................................................................................... 40,196 18,720
$ 196,078 $ 137,409
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ 4,939,260,365 $ 4,968,655,163 $ — $ 129,617
Impact Mortgage ...................................................... 7,770,015,868 7,859,607,633 1,100,361 4,486,241
Income Fund ......................................................... 5,541,360,361 5,586,019,649 440,501,407 398,304,555
Fund Name Purchases Sales
GNMA ............................................................................................. $ 1,839,098,004 $ 1,838,201,237
Impact Mortgage ...................................................................................... 3,148,014,870 3,147,078,397
Income Fund ......................................................................................... 2,648,305,974 2,647,557,405

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
90
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
As of September 30, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Fund Name
Year Ended
09/30/24
Year Ended
09/30/23
GNMA
Ordinary income ........................................................................................... $ 11,130,238 $ 10,998,722
Impact Mortgage
Ordinary income ........................................................................................... $ 11,070,269 $ 12,574,452
Return of capital ........................................................................................... — 1,746,045
$ 11,070,269 $ 14,320,497
Income Fund
Ordinary income ........................................................................................... $ 68,784,342 $ 55,268,121
Return of capital ........................................................................................... — 16,243,381
$ 68,784,342 $ 71,511,502
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
GNMA .............................................................. $ 25,946 $ (124,340,523) $ (20,046,394) $ (144,360,971)
Impact Mortgage ....................................................... 21,404 (103,173,479) (14,184,863) (117,336,938)
Income Fund .......................................................... 2,712,861 (394,544,205) (82,173) (391,913,517)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 469,361,323 $ 2,890,454 $ (22,936,848) $ (20,046,394)
Impact Mortgage .................................................. 523,330,248 1,223,744 (15,408,607) (14,184,863)
Income Fund .................................................... 1,406,295,229 31,844,044 (28,846,338) 2,997,706

Notes to Financial Statements
(continued)
91
Notes to Financial Statements
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
92
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold ..........................................
2,077,068 $ 16,132,976 3,753,918 $ 29,930,487
Shares issued in reinvestment of distributions .....................
573,023 4,476,474 628,757 4,958,092
Shares redeemed ......................................
(6,996,360) (54,383,001) (10,862,230) (85,593,753)
(4,346,269) $ (33,773,551) (6,479,555) $ (50,705,174)
Investor A
Shares sold and automatic conversion of shares ....................
433,319 $ 3,389,451 659,446 $ 5,244,736
Shares issued in reinvestment of distributions .....................
328,385 2,576,786 316,392 2,504,533
Shares redeemed ......................................
(3,328,934) (26,396,716) (2,654,687) (21,088,301)
(2,567,230) $ (20,430,479) (1,678,849) $ (13,339,032)
Investor C
Shares sold ..........................................
61,193 $ 477,051 121,960 $ 956,650
Shares issued in reinvestment of distributions .....................
22,902 178,907 21,909 172,638
Shares redeemed and automatic conversion of shares ...............
(263,858) (2,059,034) (454,287) (3,586,581)
(179,763) $ (1,403,076) (310,418) $ (2,457,293)
Class K
Shares sold ..........................................
543,724 $ 4,228,262 4,426,816 $ 35,668,429
Shares issued in reinvestment of distributions .....................
397,165 3,097,000 303,769 2,384,868
Shares redeemed ......................................
(942,364) (7,342,095) (1,137,669) (8,860,046)
(1,475) $ (16,833) 3,592,916 $ 29,193,251
(7,094,737) $ (55,623,939) (4,875,906) $ (37,308,248)
Impact Mortgage
Institutional
Shares sold ..........................................
2,851,653 $ 25,783,840 16,723,321 $ 155,631,492
Shares issued in reinvestment of distributions .....................
370,542 3,329,323 558,712 5,103,462
Shares redeemed ......................................
(7,387,817) (66,279,896) (25,976,095) (238,359,066)
(4,165,622) $ (37,166,733) (8,694,062) $ (77,624,112)
Investor A
Shares sold and automatic conversion of shares ....................
1,177,063 $ 10,651,458 1,291,242 $ 11,852,294
Shares issued in reinvestment of distributions .....................
622,462 5,611,143 704,716 6,442,531
Shares redeemed ......................................
(5,047,002) (45,434,507) (6,315,751) (57,954,151)
(3,247,477) $ (29,171,906) (4,319,793) $ (39,659,326)

Notes to Financial Statements
(continued)
93
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
3,855 $ 34,770 106,724 $ 997,937
Shares issued in reinvestment of distributions .....................
12,604 113,205 19,986 182,461
Shares redeemed and automatic conversion of shares ...............
(296,750) (2,623,583) (434,861) (3,983,202)
(280,291) $ (2,475,608) (308,151) $ (2,802,804)
Class K
Shares sold ..........................................
310,223 $ 2,780,228 368,437 $ 3,364,716
Shares issued in reinvestment of distributions .....................
43,772 393,648 51,702 471,176
Shares redeemed ......................................
(566,553) (5,090,738) (1,038,496) (9,605,709)
(212,558) $ (1,916,862) (618,357) $ (5,769,817)
Class R
Shares sold ..........................................
88,513 $ 799,024 85,810 $ 785,964
Shares issued in reinvestment of distributions .....................
11,612 104,717 11,291 103,185
Shares redeemed ......................................
(125,637) (1,140,153) (112,059) (1,029,238)
(25,512) $ (236,412) (14,958) $ (140,089)
(7,931,460) $ (70,967,521) (13,955,321) $ (125,996,148)
Income Fund
Institutional
Shares sold ..........................................
42,469,624 $ 376,512,174 39,905,843 $ 348,420,135
Shares issued in reinvestment of distributions .....................
4,708,302 41,852,129 5,243,175 45,663,953
Shares redeemed ......................................
(36,299,444) (320,716,429) (126,038,981) (1,098,071,700)
10,878,482 $ 97,647,874 (80,889,963) $ (703,987,612)
Investor A
Shares sold and automatic conversion of shares ....................
5,353,361 $ 47,553,182 4,501,596 $ 39,286,449
Shares issued in reinvestment of distributions .....................
1,049,781 9,327,372 969,301 8,448,252
Shares redeemed ......................................
(5,371,364) (47,525,101) (6,410,806) (55,786,898)
1,031,778 $ 9,355,453 (939,909) $ (8,052,197)
Investor C
Shares sold ..........................................
358,881 $ 3,185,234 293,923 $ 2,558,996
Shares issued in reinvestment of distributions .....................
86,405 767,493 93,765 817,685
Shares redeemed and automatic conversion of shares ...............
(723,762) (6,409,465) (967,634) (8,426,230)
(278,476) $ (2,456,738) (579,946) $ (5,049,549)
Class K
Shares sold ..........................................
11,896,116 $ 105,539,871 5,726,523 $ 49,900,375
Shares issued in reinvestment of distributions .....................
1,404,995 12,490,297 1,275,551 11,115,972
Shares redeemed ......................................
(8,858,562) (78,011,046) (12,120,431) (105,546,690)
4,442,549 $ 40,019,122 (5,118,357) $ (44,530,343)
16,074,333 $ 144,565,711 (87,528,175) $ (761,619,701)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
94
To the Shareholders of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund, and BlackRock Income Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund, and BlackRock Income Fund of
BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30,
2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
95
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2024:
Fund Name
Qualified Dividend
Income
Income Fund ...................................................................................................... $ 2,164,263
Fund Name Federal Obligation Interest
GNMA .......................................................................................................... $ 2,129,192
Impact Mortgage ................................................................................................... 20,578
Income Fund ...................................................................................................... 7,277,950
Fund Name
Dividends-Received
Deduction
Income Fund ...................................................................................................... 1.01%
Fund Name Interest Dividends
GNMA .......................................................................................................... $ 11,056,922
Impact Mortgage ................................................................................................... 10,981,239
Income Fund ...................................................................................................... 65,828,841
Fund Name
Interest-Related
Dividends
GNMA .......................................................................................................... $ 11,009,319
Impact Mortgage ................................................................................................... 11,000,528
Income Fund ...................................................................................................... 33,861,196

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information
96
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
97
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Annual Financial Statements and Additional Information
98
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 3, 2024 (the “May
Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock GNMA Portfolio (the “GNMA Portfolio”), BlackRock Impact Mortgage Fund (the “Impact Mortgage Fund”) and BlackRock Income Fund (the “Income
Fund” and collectively with the GNMA Portfolio and the Impact Mortgage Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to the Income Fund and the Impact Mortgage Fund and (2) the Manger and BlackRock (Singapore) Limited (“BRS” and
together with BIL, the “Sub-Advisors”), with respect to the Income Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
99
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to the Income Fund and the Impact Mortgage Fund, and BRS, with respect to the Income Fund, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the GNMA Portfolio ranked in the first, second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the GNMA Portfolio, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the GNMA Portfolio’s underperformance relative to its Morningstar
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the Impact Mortgage Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Impact Mortgage
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Impact Mortgage Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the Income Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Income Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Income Fund’s underperformance relative to its Morningstar
Category during the applicable period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
100
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the GNMA Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the GNMA Portfolio’s Expense Peers. The Board also noted that the GNMA Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the GNMA Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the GNMA Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the GNMA Portfolio’s total expenses as a percentage of the GNMA
Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Impact Mortgage Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Impact Mortgage Fund’s Expense Peers. The Board also noted that the Impact
Mortgage Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Impact Mortgage Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Impact
Mortgage Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Impact Mortgage Fund’s total expenses as a percentage of the Impact Mortgage Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Income Fund’s Expense Peers. The Board also noted that the Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Income Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Income Fund decreases below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Income Fund’s total expenses as a percentage of the Income Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
101
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to the Income Fund and the
Impact Mortgage Fund, and (2) the Manager and BRS, with respect to the Income Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
2024
BlackRock Annual Financial Statements and Additional Information
102
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

September 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Low Duration Bond Portfolio

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock Core Bond Portfolio
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 6.87%, 07/15/37
(a) (b)
.......... USD 800 $ 800,385
522 Funding CLO Ltd.
(a)(b)
Series 2019-5A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 6.63%,
04/15/35 ..................... 250 250,170
Series 2020-6A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.69%, 10/23/34 ................ 250 250,152
AB BSL CLO 4 Ltd., Series 2023-4A, Class A,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.28%, 04/20/36
(a) (b)
.......... 340 342,211
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
7.33%, 02/19/38
(a) (b)
................ 760 761,896
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a) (b)
.......... 1,730 1,732,573
AGL CLO 13 Ltd.
(a)(b)
Series 2021-13A, Class A1, (3-mo. CME
Term SOFR at 1.16% Floor + 1.42%),
6.70%, 10/20/34 ................ 250 250,369
Series 2021-13A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
10/20/34 ..................... 1,000 1,002,105
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.69%, 12/02/34
(a) (b)
.......... 1,530 1,531,688
AGL CLO 20 Ltd., Series 2022-20A, Class BR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 0.00%, 10/20/37
(a) (b)
.......... 669 669,000
AGL CLO 23 Ltd., Series 2022-23A, Class A,
(3-mo. CME Term SOFR at 2.20% Floor +
2.20%), 7.48%, 01/20/36
(a) (b)
.......... 460 462,182
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a) (b)
.......... 250 250,373
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.76%,
07/15/34 ..................... 540 540,213
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.66%, 07/15/34 ................ 250 250,240
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.69%, 01/20/35
(a) (b)
......... 500 500,733
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46%
Floor + 1.46%), 6.79%, 07/20/37
(a) (b)
..... 1,320 1,323,586
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.15%, 10/20/37
(a) (b)
..... 920 920,302
AIMCO CLO, Series 2017-AA, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.64%, 04/20/34
(a) (b)
................ 250 250,670
AIMCO CLO 12 Ltd., Series 2020-12A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 6.46%, 01/17/32
(a) (b)
......... 1,266 1,266,935
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 5.11%, 01/25/61
(b) (c)
.......... 4,859 4,858,919
AMMC CLO 18 Ltd., Series 2016-18A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 6.43%, 05/26/31
(a) (b)
......... 169 168,990
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AMMC CLO 22 Ltd., Series 2018-22A, Class B,
(3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.00%, 04/25/31
(a) (b)
.......... USD 250 $ 250,629
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 549,733
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.74%, 01/19/35
(a) (b)
250 250,253
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.73%, 07/15/34
(a) (b)
2,745 2,747,546
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.92%, 07/20/37
(a) (b)
640 642,695
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR3, (3-mo. CME Term SOFR at
1.44% Floor + 1.44%), 6.72%, 04/22/34
(a) (b)
1,220 1,220,344
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor + 1.56%),
6.89%, 04/28/37 ................ 930 936,061
Series 2015-7A, Class BR3, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.38%, 04/28/37 ................ 1,640 1,653,049
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
9.13%, 04/28/37 ................ 250 254,644
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.73%, 10/27/34 ................ 510 510,509
Series 2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.33%, 10/27/34 ................ 650 652,593
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 5.29%, 04/15/34
(a) (b)
..... EUR 272 302,035
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 6.55%, 04/20/31
(a) (b)
.......... USD 253 253,505
Apidos CLO XVIII, Series 2018-18A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 6.43%, 10/22/30
(a) (b)
.......... 267 266,876
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 6.65%, 07/16/31
(a) (b)
.......... 157 157,624
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.76%),
7.04%, 04/20/31 ................ 250 250,660
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.49%, 04/20/31 ................ 250 251,979
Apidos CLO XXV, Series 2016-25A, Class
A1R2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.43%, 10/20/31
(a) (b)
..... 193 192,948
Apidos CLO XXXII, Series 2019-32A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 6.38%, 01/20/33
(a) (b)
..... 250 250,394
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a) (b)
..... 450 450,411
Apidos CLO XXXVI, Series 2021-36A, Class B,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.14%, 07/20/34
(a) (b)
.......... 250 251,006

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. USD 58 $ 53,344
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL1, Class A, (SOFR
30 day Average at 1.45% Floor + 1.45%),
6.79%, 01/15/37
(a) (b)
................ 2,715 2,708,344
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
7.19%, 08/17/41
(a) (b)
................ 593 594,540
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
6.77%, 05/17/41
(a) (b)
................ 4,740 4,739,347
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 5.39%, 04/20/32
(a) (b)
.......... EUR 297 330,154
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 6.59%, 04/22/31
(a) (b)
.......... USD 1,946 1,948,533
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.58%, 04/25/34
(a) (b)
.......... 250 250,326
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 7.05%, 10/15/36
(a) (b)
..... 260 261,820
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.42% Floor +
1.42%), 6.71%, 10/25/34
(a) (b)
.......... 410 410,600
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 7.12%, 07/20/30
(a) (b)
.......... 250 250,788
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 6.38%, 10/15/30
(a) (b)
..... 230 230,720
Armada Euro CLO III DAC
(a)(b)
Series 3A, Class DR, (3-mo. EURIBOR at
3.30% Floor + 3.30%), 6.99%, 07/15/31 EUR 287 319,558
Series 3A, Class DRR, (3-mo. EURIBOR at
3.30% Floor + 3.30%), 0.00%, 10/15/37 287 319,474
Asimi Funding plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 6.31%, 09/16/31 GBP 123 164,314
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.91%, 09/16/31 114 152,829
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 6.58%, 04/20/31
(a) (b)
.......... USD 105 104,915
Assurant CLO IV Ltd., Series 2019-4A, Class
DR, (3-mo. CME Term SOFR at 3.65% Floor
+ 3.91%), 9.19%, 04/20/30
(a) (b)
......... 470 475,048
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.08%, 12/29/36 EUR 100 111,520
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.68%, 12/29/36 100 111,973
Auto1 Car Funding SARL, Series 2024-1,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.50%), 4.94%, 12/15/33
(a) (d)
.......... 100 111,769
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
5.43%, 04/15/31
(a) (d)
................ 100 111,364
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
4.98%, 04/15/35
(a) (d)
................ 200 220,966
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO
(a)(b)
Series 2018-2A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%),
6.36%, 07/19/31 ................ USD 330 $ 330,022
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 6.83%,
07/19/31 ..................... 500 500,480
Bain Capital Credit CLO Ltd., Series 2021-3A,
Class D, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 8.64%, 07/24/34
(a) (b)
..... 250 247,096
Ballyrock CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 7.44%, 04/20/31
(a) (b)
.......... 1,250 1,253,363
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.54%, 10/22/32
(a) (b)
.......... 250 255,625
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 6.94%,
01/20/31 ..................... 250 250,315
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.89%, 07/15/36 ................ 1,840 1,836,857
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.61%, 04/20/31 ................ 492 493,931
Series 2020-1A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.71%,
10/15/36 ..................... 330 330,487
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.31%, 10/15/36
(a) (b)
......... 375 374,668
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.61%, 07/18/30 ................ 670 670,955
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.09%, 07/18/30 ................ 666 666,668
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 7.26%, 04/24/34
(a) (b)
......... 250 250,590
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.74%, 07/15/34
(a) (b)
.......... 1,000 1,000,604
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.76%, 03/19/39 ................ 385 385,253
Series 2024-FL13, Class A, (1-mo. CME
Term SOFR at 1.58% Floor + 1.58%),
6.78%, 09/19/39 ................ 2,734 2,727,129
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.20%, 06/16/36
(a) (b)
................ 3,327 3,311,224
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 6.83%,
07/20/37
(a) (b)
..................... 960 966,938
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class A2AR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.09%,
04/20/34
(a) (b)
..................... 250 250,318

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.61%, 10/15/37 ................ USD 780 $ 780,007
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.94%, 10/15/37 ................ 410 410,522
Benefit Street Partners CLO XVII Ltd., Series
2019-17A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.64%,
07/15/32
(a) (b)
..................... 410 410,241
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.73%,
10/15/34
(a) (b)
..................... 250 250,127
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.66%,
07/20/37
(a) (b)
..................... 270 270,204
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 6.55%,
10/20/37
(a) (b)
..................... 2,420 2,420,025
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
............... 302 303,480
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.55%, 10/19/37
(a) (b)
..... 500 500,166
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.44%),
6.72%, 10/22/30 ................ 494 494,860
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
6.54%, 04/20/31 ................ 172 171,696
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
6.32%, 11/15/30 ................ 208 207,909
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.22%,
07/30/30 ..................... 2,000 2,007,159
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.08%,
08/15/31 ..................... 1,200 1,204,865
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
6.47%, 10/25/30 ................ 500 500,273
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.06%, 07/15/31
(a) (b)
..... 2,020 2,021,529
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.30%, 07/25/34
(a) (b)
..... 250 250,301
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.82%, 04/15/34
(a) (b)
130 130,120
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 5.43%, 10/15/35
(a) (b)
.......... EUR 660 734,679
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 6.54%, 10/20/30
(a) (b)
USD 149 149,144
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.41%, 01/16/37
(a) (b)
................ 326 325,170
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.77%, 07/20/34
(a) (b)
USD 250 $ 250,069
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 5.37%,
02/24/42
(a) (d)
..................... EUR 90 100,497
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo. CME Term
SOFR at 0.99% Floor + 1.25%), 6.55%,
04/15/29 ..................... USD 2,496 2,496,792
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.01%,
04/15/29 ..................... 250 250,576
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.01%, 10/15/37
(a) (b) (e)
.... 3,250 3,250,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.66%, 07/18/34
(a) (b)
......... 320 320,170
Canyon Capital CLO Ltd., Series 2016-1A,
Class AR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.33%), 6.63%, 07/15/31
(a) (b)
..... 228 228,509
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.63%,
07/15/31 ..................... 228 227,848
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 7.19%,
10/15/37 ..................... 350 351,803
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.85%, 08/20/31 ................ GBP 357 478,474
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.55%, 08/20/31 ................ 271 363,695
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.29%), 6.55%, 04/30/31
(a) (b)
..... USD 1,174 1,174,705
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.97%, 04/22/32 ................ 940 938,825
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.52%, 04/17/31 ................ 417 417,275
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
6.43%, 05/15/31 ................ 421 421,663
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
6.58%, 07/27/31 ................ 138 138,536
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 07/15/31 ................ 251 251,840
Series 2014-5A, Class A2RR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.01%, 07/15/31 ................ 250 250,143
Series 2015-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
6.50%, 07/20/32 ................ 750 750,600
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.54%, 04/20/31 ................ 119 119,062

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.54%, 10/21/37 ................ USD 1,420 $ 1,420,146
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.62%, 04/20/31 ................ 231 231,443
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.72%,
07/15/34 ..................... 800 800,482
Series 2021-10A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.69%,
10/20/34 ..................... 250 250,364
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.67%, 07/17/34
(a) (b)
......... 690 691,587
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.79%,
07/20/30 ..................... 532 532,268
Series 2019-10A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.66%, 04/20/32 ................ 563 563,621
Series 2020-12A, Class AR, (3-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.72%, 07/20/34 ................ 250 250,175
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.62%, 04/20/34 ................ 710 710,455
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.89%, 04/20/34 ................ 680 680,228
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.59%, 04/20/34
(a) (b)
3,930 3,933,128
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 6.18%, 01/20/31
(a) (b)
..... 250 250,250
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.67%, 05/29/32
(a) (b)
280 279,998
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class BRR, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 7.33%, 04/21/37
(a) (b)
340 342,330
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at
1.37% Floor + 1.37%), 0.00%, 10/20/37
(a) (b)
250 250,000
CIFC Funding 2018-III Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 6.64%, 07/18/31
(a) (b)
..... 209 208,677
CIFC Funding 2019-I Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.64%, 04/20/32
(a) (b)
..... 290 290,000
CIFC Funding 2019-III Ltd., Series 2019-3A,
Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.20%, 10/16/34
(a) (b)
250 251,000
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.53%, 07/23/37
(a) (b)
..... 1,450 1,450,280
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.54%, 10/18/30 ................ 183 183,719
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.52%, 04/24/31 ................ 176 176,063
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.13%, 04/27/31 ................ USD 250 $ 250,616
Series 2014-3A, Class A1R2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.46%),
6.74%, 10/22/31 ................ 434 433,966
Series 2014-3A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.06%),
7.34%, 10/22/31 ................ 1,200 1,204,092
Series 2014-4RA, Class A2AR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.30%, 01/17/35 ................ 250 250,427
Series 2015-3A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.41%), 6.69%,
04/19/29 ..................... 330 329,886
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
6.83%, 04/21/37 ................ 1,190 1,193,129
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.74%,
07/17/37 ..................... 250 250,250
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.54%,
04/18/31 ..................... 1,620 1,619,933
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 01/15/35 ................ 250 250,107
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.71%, 07/15/36 ................ 300 300,112
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
07/15/36 ..................... 740 742,538
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.67%, 10/20/34 ................ 1,600 1,600,619
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
07/15/34 ..................... 330 330,186
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
10/15/34 ..................... 250 250,625
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 280 280,608
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.64%,
04/22/34 ..................... 730 730,648
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 .. 173 156,160
Series 2021-B, Class C, 2.72%, 06/25/52 . 73 66,438
Series 2021-C, Class D, 4.11%, 07/26/55 . 100 92,601
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 4.84%, 02/22/34
(a) (d)
......... EUR 260 286,233
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.35%,
01/15/37
(a)
...................... USD 92 85,770
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.80%, 07/15/36
(a) (b)
1,620 1,622,218
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.69%, 04/15/37
(a) (b)
690 691,182

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.04%, 10/20/37
(a) (b)
USD 4,590 $ 4,590,000
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 6.29%, 08/20/34
(a) (b)
..... 690 692,726
Dryden 37 Senior Loan Fund, Series 2015-37A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.66%, 01/15/31
(a) (b)
..... 424 423,680
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.53%, 04/15/31
(a) (b)
..... 587 588,009
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. CME Term SOFR at
1.04% Floor + 1.30%), 6.58%, 04/20/34
(a) (b)
1,180 1,180,590
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.56%, 07/15/30 ................ 195 195,522
Series 2017-50A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.21%,
07/15/30 ..................... 250 250,438
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 6.68%, 01/15/31
(a) (b)
.......... 4,156 4,158,341
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.28%), 6.58%, 04/15/31
(a) (b)
......... 649 649,389
Dryden 57 CLO Ltd., Series 2018-57A, Class
A, (3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.39%, 05/15/31
(a) (b)
.......... 204 204,258
Dryden 58 CLO Ltd., Series 2018-58A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.26%), 6.55%, 07/17/31
(a) (b)
......... 224 223,551
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 6.51%, 04/18/31
(a) (b)
.......... 213 212,718
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.14%, 07/18/30
(a) (b)
.......... 250 250,290
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.51%, 05/20/34
(a) (b)
......... 810 811,211
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.49%, 05/20/34
(a) (b)
......... 520 520,257
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 6.46%, 04/15/29
(a) (b)
337 337,059
Eaton Vance CLO Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.71%, 01/15/35
(a) (b)
......... 460 460,029
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
...................... 467 469,560
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.84%, 04/20/37
(a) (b)
..... 1,010 1,012,029
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.69%,
04/20/34 ..................... 1,250 1,252,743
Series 2019-2A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.19%,
04/20/34 ..................... 250 250,935
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 7.02%, 07/18/37
(a) (b)
..... USD 250 $ 250,528
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.72%, 07/18/37
(a) (b)
..... 610 613,050
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 0.00%, 10/17/37
(a) (b)
..... 250 250,000
Elmwood CLO XII Ltd.
(a)(b)
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.69%,
01/20/35 ..................... 250 250,542
Series 2021-5A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 0.00%,
10/15/37 ..................... 960 960,000
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.28%, 10/15/34
(a) (b)
..... EUR 250 278,205
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.44%, 11/16/34
(a) (b)
.......... USD 250 250,139
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
6.45%, 10/19/37 ................ 3,150 3,151,190
Series 2021-1A, Class A2R, (3-mo. CME
Term SOFR at 1.58% Floor + 1.58%),
6.67%, 10/19/37 ................ 430 430,063
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
10/17/37 ..................... 260 260,000
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
10/17/37 ..................... 250 250,000
Fortuna Consumer Loan ABS DAC, Series
2024-2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.65%), 0.00%, 10/18/34
(a) (d)
..... EUR 200 223,120
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.24%,
01/19/39 ..................... USD 2,093 2,095,189
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 7.27%,
06/19/37 ..................... 538 539,524
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.54%,
08/17/37 ..................... 1,452 1,457,830
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.99%,
10/19/39 ..................... 955 958,375
Galaxy XIX CLO Ltd., Series 2015-19A, Class
A1RR, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.49%, 07/24/30
(a) (b)
..... 120 119,946
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.53%, 10/15/30
(a) (b)
..... 164 164,377
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.66%, 07/15/31
(a) (b)
......... 295 295,451
Galaxy XX CLO Ltd., Series 2015-20A, Class
AR, (3-mo. CME Term SOFR at 1.00% Floor
+ 1.26%), 6.54%, 04/20/31
(a) (b)
......... 619 620,107

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.75%, 04/16/34
(a) (b)
..... USD 910 $ 911,135
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 6.29%, 11/22/31
(a) (b)
......... 413 413,901
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR2, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.61%,
10/22/37 ..................... 650 650,060
Series 2A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.00%,
10/22/37 ..................... 640 641,717
Generate CLO 4 Ltd., Series 4A, Class ARR,
(3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 6.71%, 07/20/37
(a) (b)
.......... 1,050 1,051,575
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.90%, 04/22/37
(a) (b)
.......... 280 281,089
Golden Bar Securitisation Srl, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.93%, 09/22/43
(a) (d)
.......... EUR 387 432,252
GoldenTree Loan Management US CLO 11
Ltd., Series 2021-11A, Class A, (3-mo. CME
Term SOFR at 1.13% Floor + 1.39%), 6.67%,
10/20/34
(a) (b)
..................... USD 1,740 1,740,811
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 7.09%,
04/20/30
(a) (b)
..................... 250 250,393
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.86%,
01/20/34
(a) (b)
..................... 490 490,679
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.74%,
07/20/34
(a) (b)
..................... 500 500,565
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ 250 250,258
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... 250 250,197
Series 2024-76A, Class D1, (3-mo. CME
Term SOFR at 2.90% Floor + 2.90%),
7.64%, 10/25/37 ................ 250 252,572
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
...................... 513 509,204
Greenwood Park CLO Ltd., Series 2018-1A,
Class A2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.27%), 6.57%, 04/15/31
(a) (b)
..... 135 134,776
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 5.11%, 03/25/36
(a)
.......... 422 138,828
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.76%, 04/20/34
(a) (b)
.......... 270 270,810
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.03%, 04/25/34
(a) (d)
................ EUR 130 143,687
Highbridge Loan Management Ltd., Series 3A-
2014, Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.44%), 6.72%, 07/18/29
(a) (b)
USD 65 64,667
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 0.00%,
10/18/32
(a) (d)
..................... EUR 100 $ 111,437
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.68%, 04/20/34 ................ USD 1,540 1,542,450
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
6.50%, 02/05/31 ................ 927 927,934
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 6.75%,
05/20/32
(a) (b)
..................... 1,268 1,269,283
Kings Park CLO Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 6.67%, 01/21/35
(a) (b)
.......... 250 250,254
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
6.91%, 09/15/29
(a) (b)
................ 250 250,319
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 6.61%,
01/20/31
(a) (b)
..................... 364 364,837
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.63%, 04/15/31
(a) (b)
................ 223 223,480
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.30%),
6.58%, 07/20/31
(a) (b)
................ 130 130,003
Lendmark Funding Trust
(b)
Series 2022-1A, Class A, 5.12%, 07/20/32 . 1,696 1,700,028
Series 2023-1A, Class D, 8.69%, 05/20/33 . 936 948,821
Series 2024-1A, Class B, 5.88%, 06/21/32 . 437 447,971
Series 2024-1A, Class C, 6.40%, 06/21/32 . 168 172,363
Series 2024-1A, Class D, 7.21%, 06/21/32 . 195 199,739
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 6.89%, 01/17/37
(a) (b)
.......... 1,141 1,138,906
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.92%, 01/17/30
(a) (b)
..... 250 249,937
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 6.38%, 07/27/34
(a) (b)
250 250,000
Madison Park Funding LXII Ltd., Series 2022-
62A, Class AR, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 7.14%, 07/17/36
(a) (b)
500 502,393
Madison Park Funding XIV Ltd., Series 2014-
14A, Class AR3, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 6.48%, 10/22/30
(a) (b)
381 381,659
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.88%, 01/22/37
(a) (b)
1,229 1,232,762
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99%
Floor + 1.25%), 6.31%, 05/28/30
(a) (b)
..... 868 868,548
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.06%), 7.34%, 11/21/30
(a) (b)
..... 250 250,600
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. CME Term SOFR at
1.12% Floor + 1.38%), 6.68%, 07/15/34
(a) (b)
1,050 1,051,322
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 6.48%, 10/21/30
(a) (b)
214 214,525

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 6.64%,
10/15/32
(a) (b)
..................... USD 610 $ 610,215
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.50%, 07/27/31 ................ 202 201,820
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.08%, 07/27/31 ................ 250 250,388
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.53%, 07/27/31 ................ 250 250,785
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.83%, 10/20/29
(a) (b)
250 250,414
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class AR, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 6.46%, 10/18/30
(a) (b)
233 233,198
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR at
0.26% Floor + 1.29%), 6.57%, 04/20/30
(a) (b)
171 171,311
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 6.56%, 07/16/37
(a) (b)
1,770 1,775,310
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 6.59%, 10/15/32
(a) (b)
540 540,476
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.67%,
07/17/34
(a) (b)
..................... 1,130 1,130,062
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 7.18%, 10/15/32
(a) (b)
.......... EUR 320 355,169
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.72%, 12/18/30
(a) (b)
..... USD 173 173,542
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.87%, 01/23/37
(a) (b)
.......... 270 270,786
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 258,171
Series 2020-AA, Class C, 4.10%, 08/21/34 330 326,454
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,538 1,539,255
Series 2024-AA, Class A, 5.13%, 09/22/36 . 1,174 1,193,545
Series 2024-AA, Class D, 6.77%, 09/22/36 100 102,222
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a) (b)
..... 730 727,890
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
7.03%, 10/19/38
(a) (b)
................ 460 461,150
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.11%,
06/19/37 ..................... 850 850,805
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.60%, 09/17/37 ................ 448 448,981
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
6.70%, 03/19/39 ................ 447 447,139
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.51%, 04/21/31
(a) (b)
USD 47 $ 47,032
MidOcean Credit CLO VIII, Series 2018-8A,
Class A1R, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.44%, 02/20/31
(a) (b)
196 196,353
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class A1R, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 6.62%, 04/18/36
(a) (b)
760 760,808
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 4.86%,
09/16/41
(a) (d)
..................... EUR 100 111,104
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.61%, 10/20/30
(a) (b)
.......... USD 152 152,047
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 . 265 270,847
Series 2023-1A, Class A, 5.32%, 06/20/53 . 923 924,204
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.79%, 10/20/30
(a) (b)
.......... 267 267,601
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.71%), 6.81%,
10/15/31
(a)
.................... 173 173,219
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.91%,
11/15/30
(a)
.................... 233 233,316
Series 2018-BA, Class A2A, 3.61%, 12/15/59 81 80,262
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 6.11%,
11/15/68
(a)
.................... 235 234,344
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 ..................... 362 358,312
Series 2019-CA, Class A2, 3.13%, 02/15/68 230 224,824
Series 2021-DA, Class B, 2.61%, 04/15/60 207 184,602
Series 2021-DA, Class C, 3.48%, 04/15/60 950 871,182
Series 2021-DA, Class D, 4.00%, 04/15/60 300 275,217
Series 2024-A, Class A, 5.66%, 10/15/72 .. 3,329 3,420,812
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
......... 167 163,379
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.60%,
04/15/34
(a) (b)
..................... 570 570,161
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.21%, 07/15/34
(a) (b)
250 250,947
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR at 0.92% Floor + 1.18%),
6.46%, 10/18/30 ................ 1,340 1,340,450
Series 2017-26A, Class BR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.66%),
6.94%, 10/18/30 ................ 250 250,000
Neuberger Berman Loan Advisers CLO 31
Ltd.
(a)(b)
Series 2019-31A, Class AR, (3-mo. CME
Term SOFR at 1.04% Floor + 1.30%),
6.58%, 04/20/31 ................ 248 247,714
Series 2019-31A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.09%, 04/20/31 ................ 1,250 1,250,320

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%), 6.63%,
10/16/33
(a) (b)
..................... USD 640 $ 640,413
Neuberger Berman Loan Advisers CLO 34
Ltd.
(a)(b)
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
6.52%, 01/20/35 ................ 250 250,169
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.03%, 01/20/35 ................ 250 250,099
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%), 6.99%,
07/20/31
(a) (b)
..................... 250 250,489
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 6.61%,
04/16/33
(a) (b)
..................... 903 905,231
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.65%,
07/16/35
(a) (b)
..................... 880 881,329
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.69%,
10/14/35
(a) (b)
..................... 910 910,525
New Mountain CLO 1 Ltd., Series CLO-1A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.76%, 10/15/34
(a) (b)
..... 500 500,234
New Mountain CLO 6 Ltd., Series CLO-6A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.40%), 0.00%, 10/15/37
(a) (b)
..... 960 960,672
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.36%, 07/15/32 ................ GBP 134 179,162
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.86%, 07/15/32 ................ 156 208,985
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.61%, 07/15/32 ................ 337 451,638
Niagara Park CLO Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.86% Floor
+ 1.86%), 7.15%, 07/17/32
(a) (b)
......... USD 1,000 1,001,854
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 5.00%,
02/25/43
(a) (d)
..................... EUR 100 111,252
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.59%,
01/21/35
(a) (b)
..................... 250 278,939
Oaktree CLO Ltd., Series 2024-27A, Class A2,
(3-mo. CME Term SOFR at 1.57% Floor +
1.57%), 6.35%, 10/22/37
(a) (b)
.......... USD 250 249,565
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.62%, 04/26/31 ................ 83 83,464
Series 2015-9A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
6.55%, 01/15/33 ................ 550 550,435
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.70%, 04/26/36 ................ USD 300 $ 300,078
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
0.00%, 10/18/37 ................ 430 430,000
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
0.00%, 10/18/37 ................ 450 450,000
Series 2017-13A, Class A1AR, (3-mo. CME
Term SOFR at 0.96% Floor + 1.22%),
6.52%, 07/15/30 ................ 192 192,105
Series 2017-14A, Class D1R, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.84%, 07/20/37 ................ 360 364,084
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.57%, 04/10/33 ................ 274 273,628
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.60%, 07/20/37 ................ 320 320,162
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.33%, 07/20/37 ................ 250 252,928
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.24%, 10/20/34 ................ 250 250,992
Series 2021-22A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.72%,
12/02/34 ..................... 390 390,439
Series 2024-37A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
0.00%, 10/15/37 ................ 310 310,000
Series 2024-37A, Class B1, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
0.00%, 10/15/37 ................ 310 310,000
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.85%, 11/16/36
(a) (b)
.......... 1,010 1,016,950
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 6.51%,
04/16/31
(a) (b)
..................... 1,122 1,123,567
Octagon Investment Partners 36 Ltd., Series
2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.23%), 6.53%,
04/15/31
(a) (b)
..................... 237 237,279
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%), 6.43%,
10/20/30
(a) (b)
..................... 439 439,533
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.21%,
07/15/36
(a) (b)
..................... 710 710,195
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.69%,
07/20/34
(a) (b)
..................... 1,910 1,910,197
Octagon Investment Partners XIV Ltd., Series
2012-1A, Class AARR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 6.51%,
07/15/29
(a) (b)
..................... 31 30,770

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.89%,
07/19/30
(a) (b)
..................... USD 320 $ 320,742
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.57%,
07/17/30
(a) (b)
..................... 2,188 2,190,042
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.55%,
01/25/31
(a) (b)
..................... 1,271 1,270,523
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 04/21/34
(a) (b)
..... 3,470 3,471,146
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.68%,
07/02/35 ..................... 2,200 2,200,724
Series 2019-3A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
07/02/35 ..................... 668 670,870
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 10/22/36
(a) (b)
..... 250 250,077
OHA Credit Funding 5 Ltd.
(a)(b)
Series 2020-5A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 0.00%,
10/18/37 ..................... 1,950 1,950,000
Series 2020-5A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 10/18/37 ................ 250 250,000
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 0.00%, 10/19/37
(a) (b)
560 560,000
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 6.74%, 04/20/37
(a) (b)
300 300,782
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.20%, 10/18/37
(a) (b)
..... 1,160 1,160,000
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 6.40%, 05/23/31
(a) (b)
......... 3,714 3,719,391
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 515,304
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,326,889
Series 2021-1A, Class A2, (SOFR 30 day
Average at 0.00% Floor + 0.76%), 6.10%,
06/16/36
(a)
.................... 660 660,325
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 91,229
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 0.00%,
10/20/37 ..................... 3,070 3,070,000
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
10/20/37 ..................... 280 280,000
Owl Rock CLO V Ltd., Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78%
Floor + 1.78%), 7.06%, 04/20/34
(a) (b)
..... 250 250,315
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.65%, 10/17/29
(a) (b)
.......... 340 340,542
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM XVIII Ltd., Series 2018-18A, Class A,
(3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 6.58%, 04/15/31
(a) (b)
.......... USD 478 $ 477,812
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 6.62%, 01/17/31
(a) (b)
.......... 119 118,794
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.24%, 07/20/32
(a) (b)
..... 250 250,590
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.55%, 10/17/31 ................ 354 354,467
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.52%, 05/21/34 ................ 5,525 5,534,275
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.09%, 05/21/34 ................ 250 250,607
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.09%, 07/20/30 ................ 500 500,635
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.77%, 11/15/36 ................ 250 250,854
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.71%,
01/15/35 ..................... 250 250,263
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
10/15/34 ..................... 2,500 2,509,084
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.53%, 07/20/37 ................ 250 250,003
Series 2022-3A, Class B1R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
6.78%, 07/20/37 ................ 250 250,617
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
8.13%, 07/20/37 ................ 250 251,068
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.94%,
07/20/37 ..................... 750 750,644
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 6.64%,
05/20/29 ..................... 260 260,386
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.20%,
10/15/30 ..................... 340 340,537
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.50%,
10/15/30 ..................... 250 250,666
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 6.56%,
10/15/32 ..................... 500 502,465
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.26%, 07/16/29
(a) (d)
..... GBP 135 181,026
Pikes Peak CLO 1, Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.72%, 07/24/31
(a) (b)
.......... USD 197 197,390
Pikes Peak CLO 4, Series 2019-4A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.76%, 07/15/34
(a) (b)
.......... 250 250,000

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.71%, 07/20/34
(a) (b)
.......... USD 1,570 $ 1,570,827
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 4.64%, 01/14/33 EUR 100 111,183
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 5.09%, 01/14/33 100 111,175
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... USD 105 101,687
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 6.22%,
07/25/51 ..................... 359 358,065
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 7.47%,
07/25/51 ..................... 70 69,746
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 8.72%,
07/25/51 ..................... 62 62,624
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 5.78%,
06/15/41
(a) (d)
..................... EUR 100 112,474
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.50%, 10/15/30
(a) (b)
..... USD 628 628,483
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.66%, 07/24/32
(a) (b)
.......... 800 800,734
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.63%,
01/20/34 ..................... 620 620,565
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
01/20/34 ..................... 250 250,337
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.23%,
10/25/39
(a) (b)
..................... 638 640,448
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.66%), 6.94%, 04/20/34
(a) (b)
.......... 250 250,000
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
0.00%, 07/28/36
(a) (d)
................ EUR 100 111,315
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.70%, 04/20/34
(a) (b)
..... USD 1,040 1,041,360
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.23%, 06/20/34 ................ 720 721,688
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.68%, 06/20/34 ................ 250 251,014
Regatta VIII Funding Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 7.37%, 04/17/37
(a) (b)
..... 250 251,725
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
07/17/37 ..................... 1,250 1,250,976
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 7.05%,
07/17/37 ..................... USD 6,720 $ 6,728,552
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 1.39%, 10/15/37
(a) (b)
..... 670 670,000
Regatta XIX Funding Ltd., Series 2022-1A,
Class A1, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 6.60%, 04/20/35
(a) (b)
..... 280 280,421
Regatta XV Funding Ltd., Series 2018-4A,
Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 6.48%, 10/25/31
(a) (b)
231 231,265
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.66%,
01/15/34 ..................... 250 250,300
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.01%,
01/15/34 ..................... 250 250,643
Regatta XXIII Funding Ltd., Series 2021-4A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a) (b)
..... 250 250,373
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 63 63,096
Series 2021-1, Class A, 1.68%, 03/17/31 .. 366 359,700
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 118,572
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 296,886
Series 2022-1, Class A, 3.07%, 03/15/32 .. 2,058 2,023,026
Series 2022-1, Class B, 3.71%, 03/15/32 .. 151 146,649
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 97,445
Series 2024-1, Class D, 7.46%, 07/15/36 .. 108 112,314
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.60%, 01/18/34
(a) (b)
.......... 1,220 1,220,426
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.64%, 04/20/34 ................ 917 917,295
Series 2017-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.06%,
10/15/29 ..................... 1,945 1,946,084
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
8.41%, 10/15/29 ................ 1,039 1,039,196
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 6.73%,
10/20/30 ..................... 1,676 1,677,854
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 6.49%,
05/20/31 ..................... 1,378 1,379,861
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.70%,
10/20/31 ..................... 177 177,281
Series 2019-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.04%,
08/20/32 ..................... 250 249,997
Series 2021-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.70%,
07/20/34 ..................... 430 430,104
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.57%, 10/23/30
(a) (b)
.......... 140 139,958
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 6.57%, 04/20/31
(a) (b)
.......... 652 651,954

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.16%, 10/15/34
(a) (b)
................ USD 995 $ 998,366
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo.
CME Term SOFR at 1.78% Floor + 1.78%),
7.08%, 04/15/38
(a) (b)
................ 250 251,004
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.85%, 04/15/37
(a) (b)
.......... 1,180 1,183,094
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 6.69%, 07/15/39
(a) (b)
.......... 250 251,284
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.65%, 01/15/30
(a) (b)
................ 442 442,467
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
0.00%, 10/15/39 ................ 2,850 2,850,000
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 10/15/39 ................ 250 250,000
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
7.27%, 07/15/39
(a) (b)
................ 250 251,694
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/15/35
(a) (b)
................ 2,140 2,145,122
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.76%, 07/15/34
(a) (b)
................ 2,580 2,586,697
RRX 5 Ltd.
(a)(b)
Series 2021-5A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.76%,
07/15/34 ..................... 350 350,883
Series 2021-5A, Class A2, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.36%,
07/15/34 ..................... 280 281,858
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.66%, 07/15/35
(a) (b)
................ 360 360,976
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME
Term SOFR at 1.55% Floor + 1.68%),
6.32%, 10/15/34 ................ 480 480,000
Series 2021-1A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.83%),
6.47%, 10/15/34 ................ 250 250,000
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 4.75%, 06/25/34
(a) (d)
.......... EUR 100 111,334
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.71%, 04/17/34
(a) (b)
..... USD 2,680 2,683,406
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.08%, 10/20/37 ................ 250 250,000
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.46%,
10/20/37 ..................... 250 250,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.81%, 04/20/33
(a) (b)
.......... 640 641,387
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 6.13%, 10/20/37
(a) (b)
......... USD 250 $ 250,122
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a) (b)
......... 1,220 1,221,830
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.64%, 07/20/34
(a) (b)
..... 3,815 3,815,809
SLM Private Education Loan Trust, Series 2010-
C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.96%, 10/15/41
(a) (b)
2,303 2,410,407
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 497 489,775
Series 2016-B, Class A2A, 2.43%, 02/17/32 107 105,841
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 1,975 1,841,203
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,328,710
Series 2021-A, Class C, 2.99%, 01/15/53 . 1,632 1,410,952
Series 2021-A, Class D1, 3.86%, 01/15/53 . 439 393,226
Series 2021-A, Class D2, 3.86%, 01/15/53 . 301 269,788
Series 2021-C, Class B, 2.30%, 01/15/53 . 169 161,362
Series 2021-C, Class C, 3.00%, 01/15/53 . 102 89,653
Series 2021-C, Class D, 3.93%, 01/15/53 . 43 39,164
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.79%,
03/15/56
(a)
.................... 2,220 2,233,983
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 6.44%,
06/17/52
(a)
.................... 814 807,759
SoFi Personal Loan Trust, Series 2024-1A,
Class A, 6.06%, 02/12/31
(b)
........... 2,260 2,301,178
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.60%, 07/20/32
(a) (b)
250 250,152
St Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
5.29%, 04/15/33
(a) (d)
................ EUR 310 343,867
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.81%, 10/15/30
(a) (b)
.......... USD 472 472,567
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
.............. 1,143 1,180,401
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
5.89%, 11/15/31
(a) (d)
................ EUR 202 225,139
Symphony CLO XIX Ltd., Series 2018-19A,
Class A, (3-mo. CME Term SOFR at 0.96%
Floor + 1.22%), 6.51%, 04/16/31
(a) (b)
..... USD 193 192,789
Symphony CLO XVI Ltd., Series 2015-16A,
Class ARR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 6.50%, 10/15/31
(a) (b)
233 233,142
Symphony CLO XVIII Ltd., Series 2016-18A,
Class A1R3, (3-mo. CME Term SOFR at
1.10% Floor + 1.10%), 6.29%, 07/23/33
(a) (b)
2,000 2,001,000
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.16%, 01/15/34
(a) (b)
..... 250 250,399
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.48%, 01/23/32
(a) (b)
..... 236 236,007
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.62%, 04/20/33
(a) (b)
..... 482 482,672

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXXI Ltd., Series 2022-31A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.58%, 04/22/35
(a) (b)
..... USD 418 $ 418,043
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.96% Floor
+ 1.22%), 6.32%, 11/18/30
(a) (b)
......... 269 268,860
Thayer Park CLO Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.04%
Floor + 1.30%), 6.58%, 04/20/34
(a) (b)
..... 250 250,018
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 6.70%, 01/16/31
(a) (b)
.......... 436 437,059
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.68%, 01/15/34
(a) (b)
.......... 1,060 1,060,657
TICP CLO XV Ltd., Series 2020-15A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.24%, 04/20/33
(a) (b)
.......... 250 250,877
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.71%, 07/21/34
(a) (b)
.......... 2,070 2,072,314
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.71%, 10/20/34
(a) (b)
.......... 1,280 1,280,577
Trestles CLO VII Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.20%, 10/25/37
(a) (b)
......... 1,140 1,141,023
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,135,551
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.94%, 10/18/31
(a) (b)
..... 220 220,221
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.23%, 01/25/34
(a) (b)
......... 730 730,730
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.71%, 01/20/35
(a) (b)
......... 250 250,159
Trinitas CLO XXVIII Ltd., Series 2024-28A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.88%, 04/25/37
(a) (b)
..... 250 250,647
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.61%, 07/18/31
(a) (b)
..... 303 302,844
Verdelite Static CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 6.94%, 07/20/32
(a) (b)
..... 250 250,204
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.25%),
6.53%, 04/18/31 ................ 594 594,020
Series 2016-1A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.61%, 01/20/31 ................ 256 256,798
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%),
6.58%, 04/20/34 ................ 465 466,092
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 6.49%,
04/19/31 ..................... 147 148,066
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
0.00%, 10/15/37 ................ 2,060 2,060,000
Series 2019-1A, Class AR, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 6.62%,
04/15/31 ..................... 1,137 1,141,126
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
5.83%, 07/15/35
(a) (b)
................ EUR 250 $ 279,138
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 5.43%, 04/15/35 440 490,121
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 6.78%, 04/15/35 250 277,755
Wellington Management CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
10/20/36
(a) (b)
..................... USD 250 251,704
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
6.66%, 07/24/36 ................ 859 860,327
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ................ 3,750 3,751,183
Series 2019-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.44%, 07/24/36 ................ 900 910,357
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/24/34 ..................... 280 280,918
Series 2020-2A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.89%, 10/24/34 ................ 280 276,587
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.78%,
10/15/34 ..................... 250 250,043
Series 2021-3A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
0.00%, 10/15/35 ................ 1,230 1,230,000
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.91%,
10/15/34 ..................... 250 246,933
Series 2021-3A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
0.00%, 10/15/35 ................ 250 250,000
Wildwood Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 0.00%, 10/20/37
(a) (b)
..... 690 689,139
Total Asset-Backed Securities — 8 .7%
(Cost: $ 351,826,862 ) .............................. 351,262,619
Corporate Bonds
Aerospace & Defense — 0.9%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. 2,658 2,517,546
5.25% , 03/26/31 .................. 1,968 2,045,507
Boeing Co. (The), 7.01%, 05/01/64
(b)
...... 917 1,010,331
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ...................... 236 232,074
L3Harris Technologies, Inc.
1.80% , 01/15/31 .................. 1,092 929,695
5.25% , 06/01/31 .................. 2,574 2,679,155
5.40% , 07/31/33 .................. 5,769 6,025,993
5.35% , 06/01/34 .................. 3,088 3,212,512
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 554 490,559
3.60% , 03/01/35 .................. 657 611,556

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
4.70% , 03/15/33 .................. USD 791 $ 802,824
4.90% , 06/01/34 .................. 1,674 1,711,530
5.25% , 05/01/50 .................. 1,325 1,353,560
4.95% , 03/15/53 .................. 1,337 1,307,860
RTX Corp.
6.70% , 08/01/28 .................. 792 859,181
7.00% , 11/01/28 .................. 2,010 2,198,987
5.40% , 05/01/35 .................. 1,587 1,676,341
3.13% , 07/01/50 .................. 3,220 2,306,635
2.82% , 09/01/51 .................. 2,219 1,484,402
3.03% , 03/15/52 .................. 310 216,635
Textron, Inc., 2.45%, 03/15/31 .......... 460 402,206
34,075,089
Banks — 2.7%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 1,670 1,716,848
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. 200 205,380
5.50% , 09/21/33 .................. 200 207,494
Bank of America Corp.
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
.................... 1,073 1,043,817
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(a)
3,600 3,788,582
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(a)
1,347 1,168,662
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
1,325 1,141,673
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
1,287 1,147,836
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
306 274,036
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
2,953 3,105,387
(1-day SOFR + 1.93%), 2.68% , 06/19/41
(a)
804 604,510
5.00% , 01/21/44 .................. 1,177 1,197,436
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(a)
.................... 768 697,491
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
.................... 539 468,246
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
969 669,895
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(a)
.................... 615 482,746
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
880 624,578
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 3,099 3,025,257
(1-day SOFR + 1.36%), 5.17% , 02/13/30 . 1,804 1,853,142
(1-day SOFR + 1.34%), 4.54% , 09/19/30 . 582 582,675
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 214 199,151
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 1,365 1,199,729
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 5,838 5,214,321
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 5,254 5,480,002
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 5,252 5,415,175
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,721 1,631,945
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 539 552,800
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 1,463 1,535,551
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 16,515 16,981,148
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31 ..................... 3,474 3,492,626
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 4,368 3,967,496
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 5,480 4,710,513
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 6,138 5,274,185
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 539 485,048
(1-day SOFR + 1.49%), 5.77% , 04/22/35 . 5,913 6,371,953
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 8,693 9,066,223
(1-day SOFR + 2.44%), 3.11% , 04/22/51 . 359 265,246
(1-day SOFR + 1.58%), 3.33% , 04/22/52 . 1,281 987,536
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(a)
.................... USD 1,265 $ 1,173,298
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(a)
.................... 631 572,993
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
5,702 5,977,345
3.90% , 05/01/45 .................. 681 582,774
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
.................... 2,640 2,588,478
107,731,227
Beverages — 0.1%
Coca-Cola Co. (The), 5.40%, 05/13/64 ..... 1,959 2,096,712
Biotechnology — 0.9%
AbbVie, Inc.
5.05% , 03/15/34 .................. 6,539 6,830,110
4.55% , 03/15/35 .................. 3,881 3,881,963
4.50% , 05/14/35 .................. 1,268 1,263,940
Amgen, Inc.
2.45% , 02/21/30 .................. 575 525,167
5.25% , 03/02/30 .................. 11,056 11,535,937
4.40% , 02/22/62 .................. 238 203,686
5.75% , 03/02/63 .................. 5,898 6,225,505
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 1,844 1,592,093
4.80% , 04/01/44 .................. 1,165 1,125,385
4.50% , 02/01/45 .................. 2,611 2,417,761
35,601,547
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 .................. 644 425,456
3.10% , 05/12/51 .................. 379 281,546
3.95% , 04/13/52 .................. 480 417,220
4.25% , 08/22/57 .................. 228 206,383
2.70% , 06/03/60 .................. 772 496,310
4.10% , 04/13/62 .................. 3,639 3,141,838
4,968,753
Capital Markets — 3.2%
Deutsche Bank AG
(a)
(1-day SOFR + 5.44%), 5.88% , 07/08/31 . 452 464,127
(1-day SOFR + 2.26%), 3.74% , 01/07/33 . 1,140 997,773
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 232 211,672
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
1,351 1,295,856
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
2,659 2,519,974
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
411 391,812
(1-day SOFR + 1.85%), 3.62% , 03/15/28
(a)
3,450 3,394,244
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
.................... 2,869 2,823,582
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 501 491,178
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
5,289 5,558,489
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
13,368 13,716,579
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
1,559 1,333,596
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
4,421 3,906,902
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
8,434 7,314,389
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
7,437 6,533,927
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(a)
11,166 11,566,671
4.80% , 07/08/44 .................. 756 738,019
4.75% , 10/21/45 .................. 1,353 1,314,887
Magellan Capital Holdings Ltd., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(a) (d)
... 258 262,768
Moody's Corp., 2.00%, 08/19/31 ......... 682 588,100

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... USD 761 $ 748,467
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 7,237 7,438,628
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,394 1,397,048
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 8,219 8,645,693
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 10,380 10,666,764
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 2,324 2,128,532
(1-day SOFR + 3.12%), 3.62% , 04/01/31 . 419 402,309
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 2,816 2,383,670
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 500 424,224
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 6,951 5,984,389
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 4,324 3,774,406
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 1,175 1,049,565
(1-day SOFR + 1.56%), 5.32% , 07/19/35 . 12,142 12,608,530
UBS AG
7.95% , 01/09/25 .................. 2,182 2,198,890
3.70% , 02/21/25 .................. 2,963 2,949,197
7.50% , 02/15/28 .................. 1,431 1,571,794
UBS Group AG, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.76%), 9.25%
(a) (b) (f)
............... 390 459,940
130,256,591
Chemicals — 0.0%
Braskem Netherlands Finance BV, 8.50%,
01/12/31
(d)
..................... 200 212,190
Ecolab, Inc., 2.13%, 08/15/50 .......... 741 443,963
MEGlobal BV, 4.25%, 11/03/26
(d)
........ 200 197,480
853,633
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.75%, 08/15/29 .... 403 388,555
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 826 873,324
1,261,879
Consumer Finance — 0.2%
American Express Co.
(a)
(1-day SOFR + 1.00%), 5.10% , 02/16/28 . 197 200,779
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 995 1,016,620
(1-day SOFR + 1.42%), 5.28% , 07/26/35 . 1,485 1,546,191
Ford Motor Credit Co. LLC, 6.13%, 03/08/34 . 1,132 1,146,145
General Motors Financial Co., Inc., 5.60%,
06/18/31 ...................... 798 819,388
Toyota Motor Credit Corp.
5.05% , 05/16/29 .................. 1,731 1,795,765
4.55% , 08/09/29 .................. 754 766,111
7,290,999
Containers & Packaging — 0.0%
Berry Global, Inc., 1.65%, 01/15/27 ....... 871 817,673
Diversified REITs — 1.4%
GLP Capital LP
5.75% , 06/01/28 .................. 2,672 2,742,755
5.30% , 01/15/29 .................. 3,540 3,600,136
4.00% , 01/15/30 .................. 2,267 2,164,652
4.00% , 01/15/31 .................. 2,323 2,177,643
3.25% , 01/15/32 .................. 4,821 4,264,894
6.75% , 12/01/33 .................. 1,871 2,058,109
6.25% , 09/15/54 .................. 2,853 3,014,802
VICI Properties LP
4.25% , 12/01/26
(b)
................. 6,050 5,991,158
5.75% , 02/01/27
(b)
................. 1,566 1,592,987
3.75% , 02/15/27
(b)
................. 3,206 3,126,870
4.50% , 01/15/28
(b)
................. 2,321 2,289,582
4.75% , 02/15/28 .................. 109 109,421
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
3.88% , 02/15/29
(b)
................. USD 3,864 $ 3,700,669
4.63% , 12/01/29
(b)
................. 4,131 4,052,473
4.95% , 02/15/30 .................. 5,784 5,818,236
4.13% , 08/15/30
(b)
................. 2,739 2,601,040
5.13% , 05/15/32 .................. 8,014 8,046,569
57,351,996
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.50% , 09/15/53 .................. 3,487 2,561,808
3.55% , 09/15/55 .................. 2,326 1,701,317
3.80% , 12/01/57 .................. 5,376 4,070,354
3.65% , 09/15/59 .................. 8,057 5,845,806
Verizon Communications, Inc.
1.68% , 10/30/30 .................. 5,530 4,730,449
1.75% , 01/20/31 .................. 337 287,491
2.36% , 03/15/32 .................. 6,026 5,191,647
4.78% , 02/15/35
(b)
................. 2,889 2,884,851
5.85% , 09/15/35 .................. 1,033 1,114,810
4.27% , 01/15/36 .................. 212 202,600
28,591,133
Electric Utilities — 3.2%
AEP Texas, Inc.
4.70% , 05/15/32 .................. 1,576 1,581,606
3.80% , 10/01/47 .................. 643 496,893
3.45% , 05/15/51 .................. 1,602 1,146,151
AEP Transmission Co. LLC
3.75% , 12/01/47 .................. 1,301 1,053,916
3.80% , 06/15/49 .................. 868 697,408
3.15% , 09/15/49 .................. 871 627,832
Series M , 3.65% , 04/01/50 ........... 1,899 1,498,700
Series N , 2.75% , 08/15/51 ........... 555 366,446
Series O , 4.50% , 06/15/52 ........... 1,062 958,218
5.40% , 03/15/53 .................. 1,447 1,499,122
Alabama Power Co.
5.50% , 03/15/41 .................. 287 295,903
3.85% , 12/01/42 .................. 241 206,794
4.15% , 08/15/44 .................. 230 201,136
3.75% , 03/01/45 .................. 2,128 1,771,378
3.13% , 07/15/51 .................. 504 358,668
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 255 206,614
4.25% , 09/15/48 .................. 831 729,135
3.20% , 09/15/49 .................. 818 589,610
4.55% , 06/01/52 .................. 872 787,422
5.65% , 06/01/54 .................. 351 377,672
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 523 609,641
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 525 436,871
3.70% , 12/01/47 .................. 1,003 803,471
3.95% , 03/15/48 .................. 484 403,052
3.20% , 08/15/49 .................. 2,933 2,128,586
3.45% , 04/15/51 .................. 1,050 793,637
3.55% , 03/15/52 .................. 761 586,230
5.35% , 01/15/53 .................. 716 738,785
5.40% , 01/15/54 .................. 191 198,710
Duke Energy Corp.
3.95% , 08/15/47 .................. 1,011 820,802
5.00% , 08/15/52 .................. 890 842,707
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 2,350 2,053,004
4.20% , 07/15/48 .................. 1,345 1,154,962
3.00% , 12/15/51 .................. 785 544,205
5.95% , 11/15/52 .................. 1,919 2,121,816

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.20% , 11/15/53 .................. USD 877 $ 1,007,752
Duke Energy Ohio, Inc.
4.30% , 02/01/49 .................. 237 205,021
5.65% , 04/01/53 .................. 383 405,449
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 3,617 3,521,756
3.70% , 10/15/46 .................. 1,844 1,483,838
2.50% , 08/15/50 .................. 1,586 1,004,262
4.00% , 04/01/52 .................. 1,002 836,960
5.35% , 03/15/53 .................. 998 1,032,603
Edison International
5.75% , 06/15/27 .................. 2,928 3,021,648
4.13% , 03/15/28 .................. 1,264 1,252,845
5.25% , 11/15/28 .................. 999 1,026,412
5.45% , 06/15/29 .................. 192 199,404
6.95% , 11/15/29 .................. 3,346 3,688,047
Engie Energia Chile SA, 3.40%, 01/28/30
(d)
.. 200 183,437
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
........... 6,911 6,839,211
Series C , 4.85% , 07/15/47
(c)
.......... 2,418 2,215,977
Series C , 3.40% , 03/01/50 ........... 2,997 2,196,260
FirstEnergy Transmission LLC
(b)
5.00% , 01/15/35 .................. 2,199 2,232,713
4.55% , 04/01/49 .................. 4,096 3,684,155
Florida Power & Light Co.
3.95% , 03/01/48 .................. 1,428 1,226,846
3.99% , 03/01/49 .................. 762 650,240
3.15% , 10/01/49 .................. 1,431 1,051,064
2.88% , 12/04/51 .................. 1,002 693,589
5.30% , 04/01/53 .................. 1,320 1,378,957
5.60% , 06/15/54 .................. 1,377 1,501,665
Georgia Power Co.
4.70% , 05/15/32 .................. 802 817,038
4.95% , 05/17/33 .................. 2,000 2,055,980
5.13% , 05/15/52 .................. 1,335 1,336,451
Interstate Power & Light Co., 5.45%, 09/30/54 155 160,275
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ...... 1,320 1,340,014
MidAmerican Energy Co.
3.15% , 04/15/50 .................. 1,022 748,423
5.85% , 09/15/54 .................. 582 648,179
5.30% , 02/01/55 .................. 1,668 1,724,059
Northern States Power Co.
5.35% , 11/01/39 .................. 199 208,920
3.60% , 05/15/46 .................. 923 745,766
2.60% , 06/01/51 .................. 316 206,424
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 2,092 1,756,109
4.00% , 06/01/49 .................. 983 805,408
Series R , 2.90% , 10/01/51 ........... 1,512 993,787
Pacific Gas & Electric Co.
5.90% , 06/15/32 .................. 4,213 4,458,367
3.95% , 12/01/47 .................. 1,312 1,032,836
3.50% , 08/01/50 .................. 277 200,599
5.25% , 03/01/52 .................. 1,091 1,033,969
6.75% , 01/15/53 .................. 972 1,108,248
6.70% , 04/01/53 .................. 1,039 1,189,133
PECO Energy Co.
3.90% , 03/01/48 .................. 241 202,192
3.00% , 09/15/49 .................. 666 472,099
2.80% , 06/15/50 .................. 629 427,441
3.05% , 03/15/51 .................. 1,389 983,814
2.85% , 09/15/51 .................. 504 341,416
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 488 502,459
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
2.05% , 08/01/50 .................. USD 571 $ 333,658
5.45% , 08/01/53 .................. 644 682,686
5.45% , 03/01/54 .................. 185 196,412
Southern California Edison Co.
5.65% , 10/01/28 .................. 2,314 2,431,626
Series A , 4.20% , 03/01/29 ............ 737 734,440
2.25% , 06/01/30 .................. 2,043 1,825,357
Series G , 2.50% , 06/01/31 ........... 1,152 1,018,671
5.45% , 06/01/31 .................. 2,472 2,615,624
2.75% , 02/01/32 .................. 1,363 1,212,539
5.95% , 11/01/32 .................. 308 335,206
5.20% , 06/01/34 .................. 1,698 1,759,997
Series 04-G , 5.75% , 04/01/35 ......... 205 219,747
Series 05-E , 5.35% , 07/15/35 ......... 837 873,199
5.63% , 02/01/36 .................. 692 731,601
Series 06-E , 5.55% , 01/15/37 ......... 340 361,006
Southern Co. (The)
4.85% , 03/15/35 .................. 4,472 4,508,047
4.25% , 07/01/36 .................. 647 613,795
Virginia Electric & Power Co.
Series B , 3.80% , 09/15/47 ............ 475 385,819
2.45% , 12/15/50 .................. 1,014 626,707
5.55% , 08/15/54 .................. 704 739,963
Vistra Operations Co. LLC
(b)
6.95% , 10/15/33 .................. 6,106 6,883,880
6.00% , 04/15/34 .................. 2,450 2,618,222
Wisconsin Electric Power Co., 5.05%, 10/01/54 405 402,200
129,837,022
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 458 486,936
Global Payments, Inc.
5.30% , 08/15/29 .................. 201 206,610
2.90% , 05/15/30 .................. 1,458 1,327,977
Mastercard, Inc.
3.95% , 02/26/48 .................. 623 541,676
3.85% , 03/26/50 .................. 412 348,426
Visa, Inc., 4.30%, 12/14/45 ............ 1,337 1,245,701
4,157,326
Gas Utilities — 0.1%
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ...................... 1,107 1,089,949
ONE Gas, Inc., 5.10%, 04/01/29 ......... 642 665,013
Piedmont Natural Gas Co., Inc.
2.50% , 03/15/31 .................. 527 465,004
4.10% , 09/18/34 .................. 668 627,899
Promigas SA ESP, 3.75%, 10/16/29
(d)
...... 209 191,496
Spire Missouri, Inc., Series 2034, 5.15%,
08/15/34 ...................... 590 613,497
3,652,858
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.55% , 02/15/50 .................. 278 221,885
3.05% , 02/15/51 .................. 822 592,307
3.30% , 09/15/51 .................. 818 618,780
2.88% , 06/15/52 .................. 389 268,222
5.50% , 03/15/55 .................. 2,242 2,418,238
CSX Corp.
5.50% , 04/15/41 .................. 306 322,127
4.75% , 05/30/42 .................. 232 225,007
4.90% , 03/15/55 .................. 1,271 1,248,978
DAE Funding LLC, 2.63%, 03/20/25
(d)
..... 200 197,530
Norfolk Southern Corp.
2.90% , 08/25/51 .................. 574 386,655

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.05% , 08/15/52 .................. USD 243 $ 202,796
3.70% , 03/15/53 .................. 1,015 797,380
3.16% , 05/15/55 .................. 2,488 1,723,768
Union Pacific Corp.
3.84% , 03/20/60 .................. 529 422,666
3.55% , 05/20/61 .................. 568 420,686
2.97% , 09/16/62 .................. 1,525 985,270
3.80% , 04/06/71 .................. 261 200,870
3.85% , 02/14/72 .................. 533 413,890
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,103 1,082,393
12,749,448
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 1,097 1,012,079
5.11% , 02/08/34 .................. 195 200,576
3.79% , 05/20/50 .................. 252 204,013
Solventum Corp., 6.00%, 05/15/64
(b)
...... 1,759 1,816,405
3,233,073
Health Care Providers & Services — 0.9%
CVS Health Corp.
6.13% , 09/15/39 .................. 469 494,517
4.13% , 04/01/40 .................. 339 290,361
6.00% , 06/01/44 .................. 988 1,021,175
4.25% , 04/01/50 .................. 1,717 1,385,880
Elevance Health, Inc.
3.60% , 03/15/51 .................. 1,464 1,128,984
4.55% , 05/15/52 .................. 1,282 1,143,900
HCA, Inc.
5.25% , 04/15/25 .................. 3,306 3,309,814
5.25% , 06/15/26 .................. 1,043 1,050,679
5.38% , 09/01/26 .................. 3,679 3,718,832
3.50% , 09/01/30 .................. 8,184 7,712,401
5.45% , 04/01/31 .................. 6,226 6,486,885
2.38% , 07/15/31 .................. 235 203,177
Humana, Inc.
5.88% , 03/01/33 .................. 242 256,907
5.95% , 03/15/34 .................. 1,535 1,642,746
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. 947 838,262
3.70% , 08/15/49 .................. 880 708,725
2.90% , 05/15/50 .................. 345 241,658
3.25% , 05/15/51 .................. 800 592,602
3.88% , 08/15/59 .................. 1,125 897,275
4.95% , 05/15/62 .................. 1,776 1,717,842
5.50% , 04/15/64 .................. 196 204,942
5.75% , 07/15/64 .................. 2,362 2,549,794
37,597,358
Hotels, Restaurants & Leisure — 0.0%
Marriott International, Inc., 4.50%, 10/01/34 .. 411 398,114
Household Durables — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 200 205,080
Household Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47 .... 262 225,094
Independent Power and Renewable Electricity Producers — 0.0%
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 335 347,981
Industrial Conglomerates — 0.1%
Honeywell International, Inc.
2.80% , 06/01/50 .................. 289 204,915
5.25% , 03/01/54 .................. 1,468 1,531,072
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
5.35% , 03/01/64 .................. USD 898 $ 946,448
2,682,435
Insurance — 0.1%
American International Group, Inc.
4.75% , 04/01/48 .................. 177 167,780
4.38% , 06/30/50 .................. 530 475,090
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 417 399,454
5.70% , 09/15/53 .................. 1,246 1,339,329
5.45% , 03/15/54 .................. 729 756,087
3,137,740
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. 3,153 2,935,546
5.75% , 05/15/63 .................. 1,457 1,597,051
5.55% , 08/15/64 .................. 2,916 3,114,491
7,647,088
IT Services — 0.2%
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. 4,208 4,164,910
3.63% , 06/15/29 .................. 3,918 3,739,402
7,904,312
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 .. 471 417,094
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32 1,635 1,702,656
2,119,750
Machinery — 0.0%
Caterpillar, Inc., 3.25%, 09/19/49 ........ 1,120 860,137
CNH Industrial Capital LLC, 1.45%, 07/15/26 . 988 939,326
1,799,463
Media — 0.3%
Charter Communications Operating LLC,
3.90%, 06/01/52 ................. 5,396 3,537,857
Comcast Corp.
4.25% , 10/15/30 .................. 212 211,639
6.50% , 11/15/35 .................. 480 550,664
2.89% , 11/01/51 .................. 1,599 1,074,477
4.05% , 11/01/52 .................. 479 398,175
2.94% , 11/01/56 .................. 934 610,419
4.95% , 10/15/58 .................. 204 196,119
2.65% , 08/15/62 .................. 1,104 653,268
2.99% , 11/01/63 .................. 1,722 1,092,303
5.50% , 05/15/64 .................. 1,699 1,756,737
Paramount Global
5.85% , 09/01/43 .................. 893 778,800
5.25% , 04/01/44 .................. 276 219,873
4.90% , 08/15/44 .................. 214 164,468
4.60% , 01/15/45 .................. 311 229,531
11,474,330
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
5.63% , 04/01/30 .................. 2,047 2,126,833
5.50% , 05/02/33 .................. 1,360 1,394,680
5.75% , 04/05/34 .................. 476 495,711
4.75% , 03/16/52 .................. 227 199,131
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
... 200 201,000
Glencore Funding LLC
(b)
5.40% , 05/08/28 .................. 193 198,497
2.50% , 09/01/30 .................. 3,188 2,858,136
6.38% , 10/06/30 .................. 4,090 4,446,050
POSCO, 5.75%, 01/17/28
(b)
............ 200 207,074

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd., 6.40%, 06/28/54 ...... USD 55 $ 57,761
12,184,873
Multi-Utilities — 0.1%
Consumers Energy Co., 3.10%, 08/15/50 ... 269 201,335
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
.... 626 683,484
NiSource, Inc.
5.40% , 06/30/33 .................. 1,107 1,151,900
5.35% , 04/01/34 .................. 869 902,203
San Diego Gas & Electric Co.
3.32% , 04/15/50 .................. 336 247,302
3.70% , 03/15/52 .................. 272 212,304
5.55% , 04/15/54 .................. 376 397,354
3,795,882
Oil, Gas & Consumable Fuels — 4.5%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 2,155 2,223,477
5.38% , 03/01/30 .................. 3,150 3,112,168
Apache Corp., 5.25%, 02/01/42 ......... 1,173 1,051,646
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 4,546 3,923,209
3.40% , 01/15/38 .................. 1,874 1,602,397
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 6,638 6,748,010
2.74% , 12/31/39 .................. 5,123 4,253,028
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 2,601 2,565,435
4.00% , 03/01/31 .................. 5,939 5,620,602
3.25% , 01/31/32 .................. 595 532,059
5.95% , 06/30/33 .................. 1,407 1,488,811
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 4,908 5,077,866
Chevron USA, Inc., 2.34%, 08/12/50 ...... 548 342,300
ConocoPhillips Co.
5.55% , 03/15/54 .................. 1,113 1,163,626
5.70% , 09/15/63 .................. 192 204,775
Devon Energy Corp.
5.25% , 10/15/27 .................. 509 511,359
5.88% , 06/15/28 .................. 658 665,185
4.50% , 01/15/30 .................. 1,822 1,805,860
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 11,729 11,479,071
3.50% , 12/01/29 .................. 12,055 11,465,588
3.13% , 03/24/31 .................. 9,640 8,788,472
4.40% , 03/24/51 .................. 468 388,332
4.25% , 03/15/52 .................. 666 539,888
6.25% , 03/15/53 .................. 1,329 1,423,736
5.75% , 04/18/54 .................. 2,583 2,602,815
5.90% , 04/18/64 .................. 6,342 6,392,369
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 200 177,598
Enbridge, Inc., 2.50%, 08/01/33 ......... 239 200,706
Energy Transfer LP
4.95% , 05/15/28 .................. 1,381 1,401,602
8.25% , 11/15/29 .................. 534 612,881
7.38% , 02/01/31
(b)
................. 3,170 3,372,401
6.10% , 02/15/42 .................. 1,038 1,078,183
5.30% , 04/15/47 .................. 1,144 1,078,000
6.00% , 06/15/48 .................. 835 854,890
5.00% , 05/15/50 .................. 1,394 1,259,368
5.95% , 05/15/54 .................. 2,413 2,469,587
EnLink Midstream LLC, 5.65%, 09/01/34 ... 221 228,353
EQM Midstream Partners LP
(b)
6.50% , 07/01/27 .................. 1,400 1,442,146
4.50% , 01/15/29 .................. 633 619,246
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.13% , 05/15/26
(b)
................. USD 2,955 $ 2,877,097
3.90% , 10/01/27 .................. 3,941 3,872,770
5.70% , 04/01/28 .................. 3,300 3,414,484
5.00% , 01/15/29 .................. 2,121 2,145,464
7.00% , 02/01/30
(c)
................. 4,340 4,738,481
3.63% , 05/15/31
(b)
................. 4,771 4,379,136
5.75% , 02/01/34 .................. 3,206 3,294,479
Exxon Mobil Corp.
3.00% , 08/16/39 .................. 352 289,116
3.57% , 03/06/45 .................. 674 558,632
4.11% , 03/01/46 .................. 221 196,949
3.45% , 04/15/51 .................. 2,844 2,203,777
Hess Corp.
7.30% , 08/15/31 .................. 722 826,789
6.00% , 01/15/40 .................. 490 528,295
Kinder Morgan Energy Partners LP
5.00% , 08/15/42 .................. 826 769,425
5.50% , 03/01/44 .................. 288 283,217
Kinder Morgan, Inc., 5.40%, 02/01/34 ..... 333 341,245
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 4,207 3,739,443
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 200 197,940
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 249 238,169
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 681 598,259
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 2,312 2,314,126
5.88% , 06/30/26 .................. 2,598 2,640,440
5.00% , 03/15/27 .................. 5,935 6,012,035
4.50% , 05/15/30 .................. 6,276 6,259,353
5.90% , 09/15/37 .................. 2,641 2,785,381
South Bow USA Infrastructure Holdings LLC
(b)
4.91% , 09/01/27 .................. 1,050 1,058,027
5.03% , 10/01/29 .................. 430 431,122
Targa Resources Corp., 4.20%, 02/01/33 ... 2,006 1,899,466
Targa Resources Partners LP
5.00% , 01/15/28 .................. 3,994 3,993,614
4.88% , 02/01/31 .................. 3,682 3,654,894
4.00% , 01/15/32 .................. 3,265 3,072,160
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 372 360,251
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 .................. 384 397,167
4.00% , 03/15/28 .................. 204 201,259
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 5,208 5,186,656
7.38% , 11/01/31 .................. 2,265 2,388,837
178,915,000
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 .... 341 339,380
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... 4 4,009
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
272 275,523
United Airlines Pass-Through Trust
Series 2019-1 , Class AA , 4.15% , 08/25/31 . 523 501,632
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 2,314 2,383,927
3,165,091
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
2.55% , 11/13/50 .................. 1,443 919,224
3.90% , 03/15/62 .................. 204 161,745
Eli Lilly & Co., 2.25%, 05/15/50 ......... 319 200,912

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ...................... USD 204 $ 211,026
Pfizer, Inc.
4.00% , 12/15/36 .................. 2,034 1,938,133
4.13% , 12/15/46 .................. 460 407,769
4.00% , 03/15/49 .................. 1,645 1,427,541
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 3,693 3,285,692
8,552,042
Retail REITs — 0.1%
NNN REIT, Inc.
4.80% , 10/15/48 .................. 445 403,548
3.50% , 04/15/51 .................. 1,640 1,210,435
3.00% , 04/15/52 .................. 556 368,009
1,981,992
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52 1,567 1,458,692
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(e) (g)
.... 2,507 2,525,803
Broadcom, Inc.
4.75% , 04/15/29 .................. 2,313 2,349,589
5.05% , 07/12/29 .................. 775 798,314
3.14% , 11/15/35
(b)
................. 5,069 4,334,680
3.19% , 11/15/36
(b)
................. 1,345 1,139,938
Intel Corp., 3.10%, 02/15/60 ........... 1,249 759,659
KLA Corp.
5.00% , 03/15/49 .................. 472 469,169
3.30% , 03/01/50 .................. 1,849 1,398,687
Lam Research Corp., 3.13%, 06/15/60 ..... 356 245,722
NXP BV
3.40% , 05/01/30 .................. 404 381,333
2.50% , 05/11/31 .................. 946 825,442
2.65% , 02/15/32 .................. 229 198,699
Texas Instruments, Inc.
4.10% , 08/16/52 .................. 725 627,799
5.00% , 03/14/53 .................. 400 403,135
17,916,661
Software — 0.3%
Oracle Corp.
5.38% , 07/15/40 .................. 405 413,104
4.00% , 07/15/46 .................. 2,086 1,730,420
4.00% , 11/15/47 .................. 486 399,028
3.60% , 04/01/50 .................. 5,226 3,978,566
3.95% , 03/25/51 .................. 2,472 1,989,473
6.90% , 11/09/52 .................. 1,725 2,079,282
3.85% , 04/01/60 .................. 400 301,102
4.10% , 03/25/61 .................. 1,056 830,608
5.50% , 09/27/64 .................. 1,472 1,466,343
13,187,926
Specialized REITs — 0.5%
American Tower Corp.
2.90% , 01/15/30 .................. 505 466,983
2.10% , 06/15/30 .................. 320 281,836
1.88% , 10/15/30 .................. 1,854 1,597,147
2.70% , 04/15/31 .................. 974 869,470
Crown Castle, Inc.
2.25% , 01/15/31 .................. 4,993 4,329,532
2.10% , 04/01/31 .................. 3,568 3,051,872
Equinix, Inc.
2.15% , 07/15/30 .................. 2,690 2,377,536
2.50% , 05/15/31 .................. 5,478 4,839,824
3.90% , 04/15/32 .................. 2,939 2,814,247
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Extra Space Storage LP
5.50% , 07/01/30 .................. USD 956 $ 999,369
5.90% , 01/15/31 .................. 188 199,421
21,827,237
Specialty Retail — 0.1%
Home Depot, Inc. (The)
3.35% , 04/15/50 .................. 239 183,701
2.38% , 03/15/51 .................. 455 285,616
5.40% , 06/25/64 .................. 377 399,162
Lowe's Cos., Inc.
4.25% , 09/15/44 .................. 462 388,520
4.38% , 09/15/45 .................. 2,854 2,519,485
3.00% , 10/15/50 .................. 304 206,657
4.25% , 04/01/52 .................. 970 821,248
5.63% , 04/15/53 .................. 417 434,042
5.75% , 07/01/53 .................. 237 250,075
5,488,506
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02% , 06/15/26 .................. 200 204,800
4.90% , 10/01/26 .................. 5,274 5,328,667
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 1,323 1,364,056
6,897,523
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 3.38%, 03/27/50 ........... 3,422 2,698,661
Tobacco — 0.5%
Altria Group, Inc.
6.88% , 11/01/33 .................. 3,062 3,458,424
3.40% , 02/04/41 .................. 4,499 3,507,228
4.25% , 08/09/42 .................. 1,193 1,023,660
3.88% , 09/16/46 .................. 697 544,307
4.45% , 05/06/50 .................. 1,036 868,068
6.20% , 02/14/59 .................. 374 396,339
BAT Capital Corp.
4.54% , 08/15/47 .................. 2,639 2,229,070
4.76% , 09/06/49 .................. 645 556,606
5.65% , 03/16/52 .................. 2,893 2,823,871
7.08% , 08/02/53 .................. 5,008 5,811,793
21,219,366
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54 .......... 404 436,813
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (d) (f)
............... 200 199,700
Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., 5.30%, 02/15/34 2,549 2,593,248
Sprint LLC
7.63% , 02/15/25 .................. 2,563 2,571,048
7.63% , 03/01/26 .................. 9,005 9,301,714
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 12,378 12,037,242
2.55% , 02/15/31 .................. 640 570,435
5.05% , 07/15/33 .................. 3,098 3,175,428
5.15% , 04/15/34 .................. 1,725 1,777,075
32,026,190
Total Corporate Bonds — 24 .2%
(Cost: $ 940,632,925 ) .............................. 970,898,547

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 4.75%), 9.37%
- 9.98%
,
09/06/30
(a) (e)
............... USD 850 $ 874,395
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 844,491 ) ................................. 874,395
Foreign Agency Obligations
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(d)
200 198,376
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 .................. 172 184,246
8.38% , 01/19/36 .................. 25 25,500
209,746
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(d)
... 200 192,375
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 03/13/27 .................. 2,626 2,572,167
8.75% , 06/02/29 .................. 7 6,902
5.95% , 01/28/31 .................. 8 6,903
6.70% , 02/16/32 .................. 72 64,379
10.00% , 02/07/33 ................. 73 77,227
2,727,578
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
............. 385 412,612
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(d)
...................... 200 199,294
Supranational — 0.6%
European Union
(d)
2.50% , 10/04/52 .................. EUR 2,860 2,714,998
Series NGEU , 3.00% , 03/04/53 ........ 20,552 21,545,121
24,260,119
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 26,137,775 ) ............................... 28,200,100
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
... 16,846 18,346,813
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ USD 200 182,300
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. 286 282,890
5.75% , 11/03/27 .................. COP 4,154,700 909,304
6.00% , 04/28/28 .................. 5,975,100 1,290,488
7.00% , 03/26/31 .................. 2,410,200 504,867
8.00% , 11/14/35 .................. USD 805 856,922
3,844,471
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 .................. CZK 34,230 1,467,312
5.00% , 09/30/30 .................. 29,020 1,386,197
2,853,509
Security
Par (000)
Par (000) Value
France — 0.2%
French Republic , 3.00%
,
05/25/54
(b) (d)
...... EUR 8,630 $ 8,668,661
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. USD 286 290,038
4.00% , 07/25/29
(d)
................. EUR 1,725 1,942,266
5.38% , 09/12/33
(d)
................. 96 114,880
2,347,184
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 .................. USD 1,918 1,787,806
3.05% , 03/12/51 .................. 2,624 1,912,240
3,700,046
Israel — 0.0%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 2,018 1,920,253
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 1,654,050 10,773,162
Mexico — 1.0%
Mex Bonos Desarr Fix Rt , 8.00%
,
11/07/47 .. MXN 215 922,189
United Mexican States
8.50% , 03/01/29 .................. 845 4,184,660
8.50% , 05/31/29 .................. 1,825 9,041,877
2.66% , 05/24/31 .................. USD 4,749 4,073,740
3.50% , 02/12/34 .................. 3,471 2,950,350
7.75% , 11/23/34 .................. MXN 1,186 5,394,960
6.35% , 02/09/35 .................. USD 7,222 7,568,656
4.50% , 01/31/50 .................. 5,805 4,613,175
6.34% , 05/04/53 .................. 200 198,812
38,948,419
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 1,275 1,227,187
6.40% , 02/14/35 .................. 200 204,688
4.50% , 04/01/56 .................. 3,059 2,196,913
3,628,788
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 203 181,177
6.95% , 08/12/31
(b)
................. PEN 4,864 1,402,223
1.86% , 12/01/32 .................. USD 230 184,791
7.60% , 08/12/39
(b)
................. PEN 1,514 445,605
3.55% , 03/10/51 .................. USD 2,479 1,880,569
4,094,365
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 3,147 3,031,938
3.20% , 07/06/46 .................. 2,747 2,090,687
5,122,625
Poland — 0.2%
Republic of Poland
5.75% , 04/25/29 .................. PLN 10,868 2,912,251
4.75% , 07/25/29 .................. 5,460 1,400,375
2.75% , 10/25/29 .................. 5,962 1,403,076
4.88% , 10/04/33 .................. USD 147 149,204
5.00% , 10/25/34 .................. PLN 3,786 963,974
2.05% , 08/25/36 .................. 1,276 298,603
5.50% , 04/04/53 .................. USD 100 102,555
7,230,038

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
USD 140 $ 141,011
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
................. 200 201,125
5.00% , 01/18/53
(b)
................. 332 307,515
508,640
United Kingdom — 0.6%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
.... GBP 19,586 25,278,839
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 1,813 1,826,906
5.75% , 10/28/34 .................. 176 190,833
5.10% , 06/18/50 .................. 1,669 1,662,781
5.25% , 09/10/60 .................. 58 58,000
3,738,520
Total Foreign Government Obligations — 3 .5%
(Cost: $ 145,598,652 ) .............................. 141,327,644
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 1,925 2,380,975
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 980 1,149,316
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 4,110 4,090,732
Series 2009 , GO , 7.55% , 04/01/39 ...... 1,300 1,637,455
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 425 397,573
9,656,051
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 658 751,144
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 4,447 4,506,941
New Jersey — 0 .0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 665 817,127
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 270 304,179
Series 2010E , RB , 6.81% , 11/15/40 ..... 730 830,158
New York City Municipal Water Finance
Authority , Series 2011CC , RB ,
5.88% , 06/15/44 .................. 440 476,036
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 320 329,134
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ........ 1,665 1,682,672
3,622,179
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 765 1,043,716
Security
Par (000)
Par (000) Value
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... USD 1,095 $ 1,173,232
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,235 1,330,742
2,503,974
Total Municipal Bonds — 0 .6%
(Cost: $ 25,174,862 ) ............................... 22,901,132
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(b) (c)
............. 1,966 2,008,911
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
393 373,321
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
141 135,789
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
80 76,113
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
2,375 2,359,903
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
753 756,928
Atlas Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.51%, 09/20/61
(d)
............... GBP 103 137,526
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
7.16%, 09/20/61
(d)
............... 100 133,520
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b) (c)
.... USD 1,940 1,924,707
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.50% Cap +
0.65%), 5.51%, 02/25/35
(a)
........... 87 81,443
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,277,671
Series 2020-3, Class A3, 2.38%, 04/27/65 . 89 85,915
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (c)
............ 1,171 1,199,755
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ..................... 175 137,027
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 1,589 1,544,541
Deephaven Residential Mortgage Trust
(a)(b)
Series 2022-2, Class M1, 4.30%, 03/25/67 . 312 273,644
Series 2022-3, Class M1, 5.24%, 07/25/67 . 634 616,221
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.90%, 03/22/57
(d)
............... GBP 330 442,433
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.50%, 03/22/57
(d)
............... 191 255,092
EFMT, Series 2024-INV2, Class A1, 5.03%,
10/25/69
(a) (b)
..................... USD 6,100 6,099,896
Exmoor Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.85%, 03/25/94
(d)
............... GBP 110 146,917
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.75%, 03/25/94
(d)
............... 100 133,563
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
.................... USD 328 253,122
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
.................... 2,009 1,998,843

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
.................... USD 1,268 $ 1,235,617
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
133 124,495
HIG RCP LLC, Series 2023-FL1, Class A,
(1-mo. CME Term SOFR at 2.27% Floor +
2.27%), 7.37%, 09/19/38
(a) (b)
.......... 717 718,059
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
... 1,237 1,199,573
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
2,900 2,889,279
Series 2022-1, Class M1, 5.06%, 07/25/67
(a)
671 654,946
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 17,369 14,631,052
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... 9,001 8,094,808
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... 4,034 2,807,764
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ..................... 1,981 1,647,308
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49 ..................... 232 217,705
Series 2022-NQM1, Class M1, 4.25%,
12/25/66 ..................... 597 534,094
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.99%, 04/28/62
(a) (d)
.......... EUR 351 382,240
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2014-1A, Class B3, 6.95%, 06/25/44 USD 121 121,075
Series 2024-NQM3, Class A1, 5.04%,
07/25/69 ..................... 6,217 6,217,098
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.66%, 04/16/36
(a) (b)
................ 1,292 1,248,914
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.75%, 11/25/34
(a)
. 188 179,744
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 150 146,951
OBX Trust, Series 2024-NQM14, Class A1,
4.94%, 09/25/64
(b) (c)
................ 2,968 2,967,674
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ..................... 254 224,464
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ..................... 266 260,969
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ..................... 1,965 1,963,031
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a) (b)
....... 1,680 1,546,085
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 424 423,811
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
..... 185 170,885
Stratton Mortgage Funding plc, Series
2024-3, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.50%), 6.50%,
06/25/49
(a) (d)
..................... GBP 100 133,186
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. USD 40 39,626
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Tower Bridge Funding plc
(a)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.36%, 12/20/66
(d)
............... GBP 100 $ 133,715
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.86%, 12/20/66
(d)
............... 100 133,715
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... USD 3,000 2,928,064
Series 2020-4, Class A3, 3.32%, 05/25/65
(c)
332 323,220
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 632,625
Series 2020-INV1, Class A2, 4.03%,
03/25/60
(a)
.................... 643 638,906
Series 2020-INV1, Class A3, 4.89%,
03/25/60
(a)
.................... 1,000 1,003,948
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 132,918
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
..................... 2,000 1,896,095
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
......... 360 344,655
81,401,115
Commercial Mortgage-Backed Securities — 5.2%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 96,788
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 1,077,054
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME
Term SOFR at 1.33% Floor + 1.38%),
6.50%, 09/15/34 ................ 204 195,865
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
6.95%, 09/15/34 ................ 640 598,400
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.36%, 04/15/34 ................ 231 209,055
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
8.31%, 04/15/34 ................ 587 295,261
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 841,032
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 456,009
Series 2021-MF3, Class A5, 2.57%, 10/15/54 297 262,934
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
7.32%, 06/17/39
(a) (b)
................ 468 469,297
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.79%,
07/15/41
(a) (b)
..................... 3,630 3,634,538
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.29%, 10/15/34
(a) (b)
................ 2,590 2,583,525
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.37%, 04/15/35
(a) (b)
..... 174 170,901
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.34%, 12/15/36
(a) (b)
..... 2,736 2,571,840
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%),
6.14%, 11/15/33 ................ 1,480 1,477,823

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.64%, 11/15/32 ................ USD 1,450 $ 1,446,913
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.14%, 11/15/32 ................ 1,490 1,486,899
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.45%, 08/15/39
(a) (b)
................ 1,190 1,194,102
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 1,490 1,586,045
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 5.45%, 11/25/35 ........... 159 154,367
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.42%,
01/25/36 ..................... 1,117 1,071,851
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 5.31%,
12/25/36 ..................... 235 226,613
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,874,304
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.02%, 03/15/37
(a) (b)
.............. 132 124,740
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.27%, 03/15/37
(a) (b)
.............. 280 256,200
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (b)
................... 115 114,971
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 517 498,329
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a) (b)
................ 260 258,466
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.99%, 07/15/41
(a) (b)
.......... 1,710 1,710,000
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.79%, 03/15/40
(a) (b)
709 707,231
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57 1,468 1,545,826
Series 2024-5C6, Class A3, 5.32%, 09/15/57 570 586,822
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 6.47%,
06/15/41
(a) (b)
..................... 1,540 1,537,113
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
............... 1,152 1,214,837
BSST Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 5.96%, 04/15/36
(a) (b)
..... 948 938,895
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 273 265,675
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,592,298
Series 2013-1515, Class E, 3.72%, 03/10/33 100 86,753
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
.................... 1,450 1,320,729
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.................... 902 831,715
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,222,371
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.14%, 10/15/37
(a)
............... 64 64,152
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR at 1.47% Floor + 1.47%),
6.56%, 05/15/38
(a)
............... USD 2,595 $ 2,566,224
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 914 820,352
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.24%, 06/15/27
(a)
............... 775 778,391
Series 2023-VLT3, Class A, (1-mo. CME
Term SOFR at 1.94% Floor + 1.94%),
7.04%, 11/15/28
(a)
............... 360 358,200
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.86%,
12/09/40
(a)
.................... 928 930,860
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.59%, 10/15/41
(a)
............... 2,060 2,060,000
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.79%, 08/15/39
(a)
............... 3,200 3,204,000
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.64%, 05/15/34
(a)
............... 870 869,728
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.74%, 05/15/41
(a)
............... 3,260 3,263,839
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.54%,
02/15/39
(a)
.................... 274 274,234
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.64%, 06/15/37
(a)
............... 2,960 2,959,075
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.49%,
03/15/41
(a)
.................... 92 92,462
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 41 38,097
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,686,479
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.11%, 10/15/36
(a)
............... 81 80,544
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.01%, 02/15/36
(a)
............... 519 516,727
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.01%, 02/15/36
(a)
............... 192 190,545
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.11%, 06/15/36
(a)
............... 2,110 2,027,949
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.26%, 08/15/39
(a)
............... 3,543 3,543,100
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.76%, 08/15/41
(a)
............... 91 91,277
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.16%, 08/15/43
(a)
............... 353 352,335
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.10%, 01/15/39
(a)
............... 252 250,425
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.10%, 01/15/39
(a)
............... 530 523,706

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.95%, 01/15/39
(a)
............... USD 300 $ 297,562
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.38%, 01/15/39
(a)
............... 133 131,753
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
9.48%, 05/15/38
(a)
............... 100 100,875
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.54%, 04/15/41
(a)
............... 1,154 1,153,155
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.79%, 04/15/41
(a)
............... 445 445,259
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.19%,
03/15/41
(a)
.................... 750 752,344
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.54%,
03/15/41
(a)
.................... 1,603 1,597,166
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.49%,
03/15/41
(a)
.................... 769 768,403
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.59%, 07/15/29
(a)
............... 3,660 3,660,000
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 210 180,467
Series 2017-GM, Class D, 3.54%, 06/13/39 140 130,508
Series 2021-601L, Class D, 2.87%, 01/15/44 758 556,453
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.99%,
07/15/41
(a) (b)
..................... 1,370 1,370,856
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.14%,
12/15/37
(a) (b)
..................... 815 813,482
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.04%,
05/22/34
(a) (b)
..................... EUR 1,468 1,629,306
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 265,659
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 425,315
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
.................... 121 112,868
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.72%, 09/15/38
(a) (b)
................ 1,922 1,925,844
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 108,784
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 625,459
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a) (b)
................... 245 234,588
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 237,650
Series 2015-P1, Class D, 3.23%, 09/15/48
(b)
199 169,437
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.69%, 08/15/36 ................ 1,081 1,080,143
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.54%, 08/15/36 ................ 935 928,574
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.50%,
08/10/48 ..................... USD 1,232 $ 1,189,024
Series 2015-LC19, Class B, 3.83%, 02/10/48 104 100,491
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 440 354,091
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.92%, 06/15/41
(b)
............... 2,160 2,151,225
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.67%, 06/15/41
(b)
............... 502 499,333
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 08/15/41
(a) (b)
.......... 1,350 1,350,000
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.83%,
08/15/37
(a) (b)
..................... 600 574,181
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,190,424
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 500,103
Series 2016-C5, Class C, 4.79%, 11/15/48
(a)
710 678,371
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
.................... 268 244,484
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,199,594
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
.................... 370 122,101
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.09%, 12/15/30
(a)
............... 530 510,890
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 190,980
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.71%, 11/15/38
(a)
............... 465 460,495
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.98%,
08/15/34
(a) (b)
..................... 2,280 2,276,215
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 6.17%, 06/15/33
(a) (b)
.......... 610 541,375
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 233,935
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a) (b)
.......... 360 353,238
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.84%, 04/15/37
(a) (b)
..... 139 137,740
DC Trust, Series 2024-HLTN, Class A, 5.93%,
04/13/40
(a) (b)
..................... 170 173,352
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
6.60%, 03/15/34
(a) (b)
................ 970 969,394
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.99%,
06/10/39 ..................... 960 981,706
Series 2024-ELM, Class A15, 5.99%,
06/10/39 ..................... 960 981,707
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 3,470 3,552,442
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR at 1.38% Floor + 1.49%),
6.59%, 07/15/38 ................ 2,308 2,302,733

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.46%, 07/15/38 ................ USD 1,435 $ 1,437,339
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 1.00%, 10/10/29
(a) (b)
.......... 3,207 3,198,043
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. CME Term SOFR at
1.70% Floor + 1.81%), 6.91%, 02/15/38
(a) (b)
2,060 182,760
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.79%, 05/15/41 . 3,764 3,764,000
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.64%, 03/15/39 ................ 624 622,635
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 800 791,851
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
.................... 316 305,270
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
.................... 484 413,407
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 6.10%,
11/15/36
(a) (b)
................... 609 603,861
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.79%, 11/15/27
(a) (b)
.............. 1,530 1,531,904
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.29%,
08/15/39
(a) (b)
................... 980 980,306
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.19%, 03/15/28
(a) (b)
.............. 3,235 3,241,066
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ..................... 92 88,303
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ..................... 60 51,719
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.79%,
10/15/41 ..................... 670 668,269
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 8.59%,
10/15/41 ..................... 250 249,360
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.64%, 05/15/37 ................ 1,535 1,532,122
Series 2024-ORL, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
8.29%, 05/15/37 ................ 1,180 1,163,775
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 6.74%, 06/15/41
(a) (b)
640 638,800
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,150 848,844
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 6.07%, 05/10/39
(a) (b)
...... 370 378,148
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.34%, 10/15/39
(a) (b)
1,607 1,605,493
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.59%, 08/15/39
(a) (b)
..... 1,079 1,081,698
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)
.................... USD 644 $ 608,055
Series 2018-AON, Class A, 4.13%, 07/05/31 413 377,895
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR at 2.41% Floor + 1.26%),
6.35%, 06/15/35
(a)
............... 899 783,878
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.23%, 10/15/33
(a)
............... 1,300 1,033,110
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
6.26%, 04/15/38
(a)
............... 87 86,740
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 2.06%),
7.16%, 04/15/38
(a)
............... 1,550 1,542,250
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.28%, 09/15/39
(a)
............... 1,709 1,709,031
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.................... 564 431,460
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.................... 2,330 2,387,188
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a) (b)
..................... 233 206,189
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 390 366,455
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 38,270
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
6.70%, 06/15/39 ................ 1,451 1,448,283
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
8.27%, 06/15/39 ................ 428 428,163
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo. CME Term
SOFR at 2.29% Floor + 2.29%), 7.39%,
12/15/36 ..................... 1,299 1,302,248
Series 2023-HT, Class D, (1-mo. CME Term
SOFR at 4.29% Floor + 4.29%), 9.38%,
12/15/36 ..................... 3,891 3,900,727
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.54%, 10/15/41 ................ 650 649,594
Series 2024-7IND, Class D, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.74%, 10/15/41 ................ 166 166,000
Series 2024-BOLT, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%),
6.69%, 06/15/26 ................ 2,540 2,540,000
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.79%, 08/15/40
(a) (b)
................ 462 464,050
MCR Mortgage Trust
(b)
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.86%,
02/15/37
(a)
.................... 86 85,867
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 726,474

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.01%, 04/15/38
(a) (b)
USD 96 $ 95,214
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 694 733,648
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.67%,
10/15/48
(a)
...................... 620 595,057
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,124,381
Series 2018-MP, Class A, 4.42%,
07/11/40
(a) (b)
................... 3,761 3,432,849
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 104,215
Series 2024-NSTB, Class A, 3.90%,
07/20/32
(a) (b)
................... 3,260 3,162,575
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 149 163,763
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 866,749
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 271,060
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
..................... 490 519,667
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
7.09%, 08/15/29
(a) (b)
................ 1,706 1,713,494
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 324 288,242
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 6.16%, 01/15/36
(a) (b)
..... 370 353,350
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.19%, 10/15/28
(a) (b)
................ 2,808 2,834,104
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.99%, 06/15/39
(a) (b)
................ 508 505,936
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.35%, 01/19/37
(a) (b)
.......... 1,742 1,740,911
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a) (b)
..................... 460 386,462
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.74%, 04/15/37
(a) (b)
................ 600 596,250
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.05%, 10/15/41 ................ 1,888 1,888,000
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
8.70%, 10/15/41 ................ 761 761,000
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 3,398 2,950,613
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.28%,
05/15/37
(a) (b)
..................... 2,008 2,013,020
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 7.08%, 08/17/31
(a) (b)
..... GBP 499 660,143
THPT Mortgage Trust, Series 2023-THL, Class
A, 7.23%, 12/10/34
(a) (b)
.............. USD 337 349,798
TPGI Trust, Series 2021-DGWD, Class D,
(1-mo. CME Term SOFR at 1.50% Floor +
1.61%), 6.71%, 06/15/26
(a) (b)
.......... 1,381 1,377,537
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.80%, 12/10/33
(a) (b)
.......... USD 460 $ 486,416
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,082,438
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 1.65%
Floor + 1.65%), 6.63%, 05/17/34
(a) (d)
..... GBP 230 308,418
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a) (b)
................ USD 710 672,883
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
6.62%, 01/15/59
(a)
............... 579 573,771
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
6.24%, 06/15/49
(a) (b)
.............. 390 383,678
Series 2018-1745, Class A, 3.87%,
06/15/36
(a) (b)
................... 110 99,178
Series 2018-C46, Class B, 4.63%, 08/15/51 429 401,559
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,633,266
Series 2019-C49, Class D, 3.00%,
03/15/52
(b)
.................... 103 84,720
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,488,220
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.71%, 05/15/31
(a) (b)
.............. 1,890 1,839,594
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a) (b)
................... 577 581,114
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
.................... 1,759 1,816,270
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
.................... 1,120 1,141,957
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
.................... 480 491,321
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.89%, 11/15/27 ................ 1,218 1,221,806
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
8.53%, 11/15/27 ................ 1,015 1,017,855
207,332,024
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(a) (b)
......... 11,000 47,963
BANK
(a)
Series 2019-BN20, Class XB, 0.47%,
09/15/62 ..................... 8,371 136,886
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ..................... 12,203 581,059
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ..................... 81,230 2,270,214
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50
(a)
.............. 4,185 52,181
BBCMS Trust, Series 2015-SRCH, Class XA,
1.03%, 08/10/35
(a) (b)
................ 6,406 122,094
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(a) (b)
................ 65,905 1,068
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.18%, 03/15/52 2,900 104,946
Series 2020-B17, Class XB, 0.65%, 03/15/53 1,560 33,015
Series 2021-B23, Class XA, 1.37%, 02/15/54 5,725 315,388
Series 2021-B24, Class XA, 1.26%, 03/15/54 19,304 939,300

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.95%, 06/15/56
(a)
.............. USD 5,800 $ 288,589
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(a) (b)
..................... 19,914 583
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58
(a)
... 2,030 18,926
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(a) (b)
.. 10,100 425,623
Commercial Mortgage Trust
(a)(b)
Series 2015-3BP, Class XA, 0.17%, 02/10/35 40,878 409
Series 2018-COR3, Class XD, 1.75%,
05/10/51 ..................... 770 40,763
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.32%,
11/15/50 ..................... 3,170 24,943
Series 2019-C16, Class XA, 1.70%, 06/15/52 6,566 370,142
Series 2019-C17, Class XA, 1.46%, 09/15/52 1,907 95,957
Series 2019-C17, Class XB, 0.67%, 09/15/52 4,040 93,184
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.43%, 04/10/37
(a) (b)
.............. 5,975 74,602
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
............. 3,040 68,600
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.24%,
06/10/39 ..................... 10,185 38,409
Series 2024-ELM, Class XP15, 1.61%,
06/10/39 ..................... 9,225 230,613
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 ..................... 5,144 172,477
Series 2020-GSA2, Class XA, 1.82%,
12/12/53
(b)
.................... 4,023 306,154
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.86%,
04/15/46 ..................... 4,040 73
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 51,083
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.54%,
09/15/47
(a)
...................... 98 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
..................... 1,800 23,394
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.31%,
02/15/36
(a) (b)
..................... 2,702 85,787
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
.............. 3,312 61,837
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.30%,
06/15/50
(b)
.................... 3,030 149,921
Series 2019-H6, Class XB, 0.86%, 06/15/52 5,210 150,398
Series 2019-L2, Class XA, 1.17%, 03/15/52 1,927 69,906
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 1.14%, 12/15/56
(a)
.... 11,503 737,854
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.51%, 05/10/39
(a) (b)
......... 10,700 92,087
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 14,166 44,296
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 2,833 7,425
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%, 10/15/52 6,389 362,133
Series 2019-C18, Class XA, 1.13%, 12/15/52 6,966 248,688
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
.................... USD 1,180 $ 22,514
Series 2019-C50, Class XA, 1.57%, 05/15/52 11,484 538,735
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(b)
.................... 13,882 137,261
9,637,481
Total Non-Agency Mortgage-Backed Securities — 7 .4%
(Cost: $ 312,333,575 ) .............................. 298,370,620
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. .......... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 1,630 —
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 .................. 1,500 1,735,765
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ....... 2 1,649
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 .... 7 7,331
8,980
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ....... 476 493,855
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.38% , 08/25/50
(a) (b)
................ 235 230,198
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
............. 739 742,131
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 231 212,210
Series 2023-118 , Class BA , 3.75% , 05/16/65 285 278,448
1,956,842
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 452 84,797
Federal National Mortgage Association , Series
437 , Class C11 , 3.00% , 07/25/52 ....... 2,301 395,046
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 2,379 382,075
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 2,494 402,147
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,890 301,195
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 2,795 448,929
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,617 261,858
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,579 251,758
2,527,805

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120 , Class X1 , 1.13% , 10/25/30 .. USD 40,737 $ 2,008,123
Series K121 , Class X1 , 1.12% , 10/25/30 .. 3,037 147,611
Series KL05 , Class X1P , 1.02% , 06/25/29 . 13,486 509,815
Series KL06 , Class XFX , 1.47% , 12/25/29 . 1,480 70,129
Series KW09 , Class X1 , 0.94% , 05/25/29 . 9,496 259,044
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.52% , 09/16/53 ....... 620 8,908
Series 2016-96 , 0.77% , 12/16/57 ....... 736 27,889
3,031,519
Mortgage-Backed Securities — 30.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 2,042 1,970,735
3.00% , 09/01/27 - 12/01/46 ........... 2,747 2,621,944
3.50% , 04/01/42 - 01/01/48 ........... 3,416 3,271,464
4.00% , 08/01/40 - 12/01/45 ........... 1,313 1,299,877
4.50% , 02/01/39 - 04/01/49 ........... 10,613 10,658,050
5.00% , 07/01/35 - 11/01/48 ........... 1,526 1,568,071
5.50% , 05/01/36 - 06/01/41 ........... 1,001 1,031,552
6.00% , 11/01/29 - 12/01/32 ........... 2 1,851
Federal National Mortgage Association
4.00% , 01/01/41 .................. 67 66,485
5.81% , 06/01/31 .................. 1,084 1,142,393
7.00% , 06/01/32 .................. 6 6,201
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 25,248 21,433,760
2.00% , 10/15/54
(k)
................. 21,706 18,400,983
2.50% , 04/20/51 - 01/20/53 ........... 29,284 25,812,113
2.50% , 10/15/54
(k)
................. 18,551 16,347,006
3.00% , 12/20/44 - 01/20/52 ........... 20,697 18,896,973
3.00% , 10/15/54
(k)
................. 14,073 12,831,510
3.50% , 01/15/42 - 04/20/48 ........... 7,250 6,947,495
3.50% , 10/15/54
(k)
................. 18,790 17,652,241
4.00% , 04/20/39 - 12/20/52 ........... 12,684 12,363,410
4.00% , 10/15/54
(k)
................. 5,491 5,308,517
4.50% , 12/20/39 - 04/20/50 ........... 5,333 5,347,442
4.50% , 10/15/54
(k)
................. 11,429 11,284,584
5.00% , 12/15/38 - 07/20/41 ........... 1,803 1,852,036
5.00% , 10/15/54
(k)
................. 15,833 15,858,351
5.50% , 03/15/32 - 11/15/33 ........... 1 1,439
5.50% , 10/15/54
(k)
................. 19,310 19,495,949
6.00% , 12/15/36 .................. 36 37,243
6.00% , 10/15/54 - 11/15/54
(k)
.......... 30,245 30,747,583
6.50% , 10/15/54 - 11/15/54
(k)
.......... 20,442 20,906,942
7.50% , 11/15/29 .................. —
(l)
222
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ........... 53,211 44,368,211
1.50% , 10/25/39
(k)
................. 218 194,909
2.00% , 10/01/31 - 03/01/52
(m)
.......... 241,555 204,657,705
2.00% , 10/25/39
(k)
................. 6,265 5,730,931
2.50% , 09/01/27 - 04/01/52 ........... 144,635 127,994,363
2.50% , 10/25/39 - 10/25/54
(k)
.......... 19,969 17,381,412
3.00% , 04/01/28 - 08/01/52 ........... 73,515 67,752,730
3.00% , 10/25/39 - 10/25/54
(k)
.......... 18,642 16,737,297
3.50% , 08/01/27 - 01/01/51 ........... 51,811 49,181,151
3.50% , 10/25/54
(k)
................. 27,233 25,358,483
4.00% , 08/01/33 - 06/01/52 ........... 42,935 41,941,839
4.00% , 10/25/54 - 11/25/54
(k)
.......... 15,208 14,610,500
4.50% , 02/01/25 - 08/01/52 ........... 31,935 32,034,152
4.50% , 10/25/39 - 10/25/54
(k)
.......... 16,455 16,261,403
5.00% , 03/01/30 - 04/01/53 ........... 22,094 22,280,874
5.00% , 10/25/54 - 11/25/54
(k)
.......... 75,647 75,603,066
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 12/01/31 - 08/01/53 ........... USD 41,372 $ 41,966,684
5.50% , 10/25/54
(k)
................. 31,143 31,504,066
6.00% , 07/01/29 - 03/01/54 ........... 29,313 30,156,319
6.00% , 10/25/54 - 11/25/54
(k)
.......... 14,639 14,961,588
6.50% , 05/01/40 - 09/01/54 ........... 32,610 33,776,882
6.50% , 10/25/54
(k)
................. 2,082 2,146,319
7.50% , 12/01/53 - 01/01/54 ........... 823 874,688
1,202,639,994
Total U.S. Government Sponsored Agency Securities — 30 .2%
(Cost: $ 1,258,619,676 ) ............................ 1,211,900,905
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 3,579 3,690,980
4.50% , 08/15/39 .................. 15,306 16,234,698
4.38% , 11/15/39 - 05/15/41 ........... 10,602 11,078,578
4.63% , 02/15/40 - 05/15/44
(m) (n)
........ 61,097 64,784,374
1.13% , 05/15/40 - 08/15/40 ........... 21,866 14,383,301
3.88% , 08/15/40 - 02/15/43 ........... 3,995 3,898,811
1.38% , 11/15/40 .................. 10,933 7,419,066
1.88% , 02/15/41 - 11/15/51 ........... 15,783 10,040,353
4.75% , 02/15/41 - 11/15/53 ........... 25,711 28,272,167
2.00% , 11/15/41 - 08/15/51 ........... 8,770 5,992,537
3.00% , 05/15/42 - 08/15/52 ........... 78,644 63,917,659
3.13% , 02/15/43 - 08/15/44 ........... 12,374 10,620,157
2.88% , 05/15/43 - 11/15/46 ........... 19,190 15,760,468
3.63% , 08/15/43 - 05/15/53 ........... 34,274 31,386,946
3.75% , 11/15/43 .................. 12,675 11,924,402
2.50% , 02/15/45 .................. 36,899 28,201,791
2.75% , 11/15/47 .................. 35,670 27,772,439
2.25% , 08/15/49 - 02/15/52 ........... 19,517 13,465,172
1.63% , 11/15/50 .................. 6,754 3,972,547
2.38% , 05/15/51 .................. 4,340 3,061,904
U.S. Treasury Notes
0.38% , 04/30/25 - 09/30/27 ........... 31,280 29,994,105
2.13% , 05/15/25 .................. 14,360 14,172,928
2.88% , 06/15/25 - 05/15/32 ........... 37,378 36,997,385
5.00% , 08/31/25 - 09/30/25 ........... 52,326 52,800,985
4.50% , 11/15/25 .................. 16,726 16,833,151
4.00% , 12/15/25 - 02/15/34 ........... 104,891 106,423,699
4.63% , 03/15/26 .................. 21,228 21,483,399
0.75% , 05/31/26 .................. 10,210 9,724,626
0.63% , 07/31/26 .................. 5,607 5,305,843
1.50% , 08/15/26 - 02/15/30 ........... 29,899 28,042,174
4.38% , 08/15/26 .................. 40,000 40,500,000
2.00% , 11/15/26 .................. 23,375 22,598,877
1.63% , 11/30/26 - 05/15/31 ........... 29,588 26,946,465
2.38% , 05/15/27 - 05/15/29 ........... 20,263 19,412,110
0.50% , 05/31/27 - 08/31/27 ........... 53,937 49,586,452
2.25% , 08/15/27 .................. 22,532 21,719,134
3.88% , 11/30/27 - 12/31/29 ........... 67,673 68,399,541
3.63% , 03/31/28 .................. 15,707 15,738,604
1.25% , 05/31/28 - 08/15/31 ........... 71,037 62,988,255
1.00% , 07/31/28 .................. 47,500 43,139,648
3.13% , 11/15/28 .................. 5,507 5,411,058
2.63% , 02/15/29 .................. 8,146 7,832,570
3.25% , 06/30/29 .................. 16,726 16,485,108
3.75% , 05/31/30 .................. 36,400 36,640,297
4.88% , 10/31/30 .................. 19,805 21,138,209

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75% , 08/15/32
(n)
................. USD 53,919 $ 50,384,965
Total U.S. Treasury Obligations — 30 .1%
(Cost: $ 1,259,137,875 ) ............................ 1,206,577,938
Total Long-Term Investments — 105.4%
(Cost: $ 4,320,306,693 ) ............................ 4,232,313,902
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills , 12.07%
,
11/28/24
(o)
...................... MXN 4,263 2,127,386
Total Foreign Government Obligations — 0 .1%
(Cost: $ 2,324,022 ) ............................... 2,127,386
Shares
Shares
Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(p) (q)
.................. 165,029,233 165,029,233
Total Money Market Funds — 4 .1%
(Cost: $ 165,029,233 ) .............................. 165,029,233
Total Short-Term Securities — 4.2%
(Cost: $ 167,353,255 ) .............................. 167,156,619
Total Options Purchased — 0 .1%
( Cost: $ 4,920,613 ) ............................... 6,938,667
Total Investments Before Options Written and TBA Sale
Commitments — 109 .7%
(Cost: $ 4,492,580,561 ) ............................ 4,406,409,188
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (4,422,171) ) ................... (7,257,806)
Par (000)
Pa r (000)
TBA Sale Commitments
(k)
Mortgage-Backed Securities — ( 2 .9 ) %
Government National Mortgage Association
2.50% , 10/15/54 .................. USD (399) (351,604)
3.00% , 10/15/54 .................. (314) (286,304)
3.50% , 10/15/54 .................. (279) (262,106)
4.00% , 10/15/54 .................. (154) (148,882)
6.00% , 10/15/54 .................. (14,806) (15,056,846)
6.50% , 10/15/54 .................. (10,221) (10,457,464)
Uniform Mortgage-Backed Securities
2.50% , 10/25/39 - 10/25/54 ........... (959) (834,649)
3.50% , 10/25/39 - 10/25/54 ........... (5,925) (5,563,736)
4.00% , 10/25/39 - 10/25/54 ........... (7,669) (7,370,684)
2.00% , 10/25/54 .................. (4,019) (3,322,347)
3.00% , 10/25/54 .................. (548) (491,786)
4.50% , 10/25/54 - 11/25/54 ........... (66,533) (65,413,033)
6.00% , 10/25/54 .................. (2,500) (2,555,072)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 10/25/54 - 11/25/54 ........... USD (3,810) $ (3,926,001)
Total TBA Sale Commitments — ( 2 .9 ) %
(Proceeds: $ (116,404,316) ) ......................... (116,040,514)
Total Investments Net of Options Written and TBA Sale
Commitments — 106 .7%
(Cost: $ 4,371,754,074 ) ............................ 4,283,110,868
Liabilities in Excess of Other Assets — (6.7) % ............. (267,626,334)
Net Assets — 100.0% ...............................
$ 4,015,484,534

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
32
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,525,803, representing 0.06% of its net assets as of period end, and an original cost of $2,507,000.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Rates are discount rates or a range of discount rates as of period end.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 249,439,430 $ — $ (84,410,197)
(a)
$ — $ — $ 165,029,233 165,029,233 $ 6,307,514 $ —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(b)
.............. — 158,942,793 (160,087,317) 1,144,524 — — — — —
$ 1,144,524 $ — $ 165,029,233 $ 6,307,514 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
33
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 7 10/16/24 $ 132 $ 678
CBOE Volatility Index ....................................................... 3 11/20/24 54 (4,015)
Euro-Bund .............................................................. 170 12/06/24 25,532 (2,200)
Australia 10-Year Bond ...................................................... 336 12/16/24 27,038 (287,338)
U.S. Treasury 10-Year Note ................................................... 430 12/19/24 49,181 30,663
U.S. Treasury Long Bond ..................................................... 641 12/19/24 79,704 (233,269)
U.S. Treasury 2-Year Note .................................................... 37 12/31/24 7,706 (12,802)
U.S. Treasury 5-Year Note .................................................... 1,945 12/31/24 213,859 321,138
3-mo. SONIA Index ......................................................... 24 03/18/25 7,662 (56,717)
(243,862)
Short Contracts
Euro-Buxl ............................................................... 127 12/06/24 19,266 2,508
U.S. Treasury 10-Year Ultra Note ............................................... 176 12/19/24 20,848 203,959
U.S. Treasury Ultra Bond ..................................................... 174 12/19/24 23,191 103,882
3-mo. SOFR ............................................................. 758 03/17/26 183,834 129,668
440,017
$ 196,155
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 13,140,337 USD 2,380,000 Toronto Dominion Bank 10/02/24 $ 32,089
USD 2,380,000 BRL 12,911,500 Bank of America NA 10/02/24 9,917
EUR 88,698 USD 97,187 Wells Fargo Bank NA 10/17/24 1,612
AUD 450,000 USD 306,669 Goldman Sachs International 10/25/24 4,561
CLP 408,025,200 USD 440,000 Barclays Bank plc 10/25/24 13,626
IDR 31,636,800,000 USD 2,080,000 Barclays Bank plc 10/25/24 215
PEN 1,576,638 USD 420,000 Barclays Bank plc 10/25/24 5,154
SGD 580,208 USD 450,000 JPMorgan Chase Bank NA 10/25/24 2,006
THB 14,912,145 USD 450,000 Bank of America NA 10/25/24 14,219
TRY 15,526,835 USD 440,000 Deutsche Bank AG 10/25/24 2,657
TRY 51,204,777 USD 1,450,000 UBS AG 10/25/24 9,804
TWD 9,552,522 USD 300,000 Royal Bank of Canada 10/25/24 2,284
USD 720,000 BRL 3,920,350 Goldman Sachs International 10/25/24 2,401
USD 990,000 BRL 5,392,629 Morgan Stanley & Co. International plc 10/25/24 2,908
USD 1,060,000 COP 4,451,470,000 Deutsche Bank AG 10/25/24 5,077
USD 1,899,490 EUR 1,702,540 Morgan Stanley & Co. International plc 10/25/24 2,337
USD 1,020,000 IDR 15,469,707,600 Royal Bank of Canada 10/25/24 2,820
USD 7,007,457 PLN 26,919,197 Morgan Stanley & Co. International plc 10/25/24 17,308
ZAR 10,703,268 USD 610,000 Nomura International plc 10/25/24 8,213
USD 3,580,055 MXN 70,198,141 State Street Bank and Trust Co. 10/28/24 30,057
USD 2,901,681 CZK 65,320,930 Deutsche Bank AG 11/27/24 14,534
IDR 6,272,008,556 USD 403,838 Citibank NA 12/18/24 7,869
USD 14,236,703 JPY 2,006,846,000 HSBC Bank plc 12/18/24 122,808
USD 1,930,876 JPY 268,507,000 Morgan Stanley & Co. International plc 12/18/24 42,500
USD 186,151 JPY 25,856,000 Royal Bank of Canada 12/18/24 4,309
USD 4,961,896 JPY 702,528,000 UBS AG 12/18/24 21,105
USD 5,104,000 MXN 98,774,905 Citibank NA 12/18/24 147,926
530,316
USD 2,562,788 COP 10,949,510,230 Morgan Stanley & Co. International plc 10/16/24 (35,399)
USD 111,334 EUR 101,607 Deutsche Bank AG 10/17/24 (1,845)
USD 424,902 EUR 387,784 UBS AG 10/17/24 (7,043)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
34
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 950,000 USD 1,061,301 BNP Paribas SA 10/25/24 $ (2,709)
HUF 368,243,824 USD 1,040,000 Barclays Bank plc 10/25/24 (9,231)
MXN 17,633,493 USD 910,000 Goldman Sachs International 10/25/24 (17,808)
NOK 3,041,950 USD 290,000 State Street Bank and Trust Co. 10/25/24 (1,668)
PLN 3,992,334 USD 1,040,000 Barclays Bank plc 10/25/24 (3,304)
USD 309,067 AUD 450,000 BNP Paribas SA 10/25/24 (2,163)
USD 590,000 SEK 5,991,004 Deutsche Bank AG 10/25/24 (616)
BRL 12,958,029 USD 2,380,000 Bank of America NA 11/04/24 (10,906)
USD 1,920,915 PEN 7,325,986 Goldman Sachs International 12/11/24 (53,895)
BRL 33,805,309 USD 6,179,000 Citibank NA 12/18/24 (30,274)
JPY 1,426,191,000 USD 10,112,510 Morgan Stanley & Co. International plc 12/18/24 (82,288)
MXN 99,670,912 USD 5,104,000 Citibank NA 12/18/24 (102,968)
USD 39,213,826 EUR 35,443,300 Deutsche Bank AG 12/18/24 (365,694)
USD 154,016 EUR 138,000 State Street Bank and Trust Co. 12/18/24 (89)
USD 15,316,942 EUR 13,719,000 Toronto Dominion Bank 12/18/24 (3,060)
USD 25,448,119 GBP 19,480,500 HSBC Bank plc 12/18/24 (591,749)
USD 2,006,050 GBP 1,527,000 State Street Bank and Trust Co. 12/18/24 (35,113)
USD 2,670,236 MXN 53,411,400 HSBC Bank plc 12/18/24 (9,704)
(1,367,526)
$ (837,210)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 2,054 11/15/24 USD 95.75 USD 513,500 $ 1,232,400
3-mo. SOFR ............................... 2,054 11/15/24 USD 95.25 USD 513,500 3,645,850
4,878,250
Put
3-mo. SOFR ............................... 6,639 10/11/24 USD 96.94 USD 1,659,750 1,452,281
$ 6,330,531
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 108,205 $ 511,815
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 2,450,000 01/17/25 USD 18,008 $ 17,018
(a)
Option only pays if both terms are met on the expiration date.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
35
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 10/07/24 3 .38 % USD 5,340 $ 10,219
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 70,307 2
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual Bank of America NA 10/25/24 4 .00 USD 1,249 45
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 20,620 69,037
$ 79,303
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 4,108 11/15/24 USD 95.50 USD 1,027,000 $ (4,775,549)
Put
3-mo. SOFR ................................ 6,040 10/11/24 USD 96.56 USD 1,510,000 (113,250)
$ (4,888,799)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 24,369 $ (186,508)
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/02/25 2 .76 USD 24,476 (197,845)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 1,175 (86,350)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3 .29 USD 1,091 (43,199)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3 .32 USD 1,089 (44,579)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3 .38 USD 958 (41,948)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3 .22 USD 2,443 (90,106)
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3 .17 USD 4,883 (171,922)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3 .19 USD 2,228 (80,023)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3 .28 USD 2,807 (111,813)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3 .34 USD 1,819 (77,234)
(1,131,527)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 10/07/24 3 .55 USD 5,340 (648)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 USD 590,579 —
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Bank of America NA 10/25/24 4 .00 USD 3,658 (35)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 24,369 (211,190)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 04/02/25 3 .76 USD 24,476 (217,023)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 1,175 (23,284)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3 .29 USD 1,091 (46,792)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3 .32 USD 1,089 (45,570)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3 .38 USD 958 (38,094)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3 .22 USD 2,443 (113,360)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3 .17 USD 4,883 (235,402)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
36
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3 .19 % USD 2,228 $ (105,796)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3 .28 USD 2,807 (123,761)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3 .34 USD 1,819 (76,525)
(1,237,480)
$ (2,369,007)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.68% At Termination 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 103,979 $ (122,381) $ — $ (122,381)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 (41,474) — (41,474)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 44,806 (29,810) — (29,810)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 31,309 (17,592) — (17,592)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 18,671 31,905 — 31,905
28-day MXIBTIIE Monthly 9.41% Monthly N/A 07/24/29 MXN 20,565 34,676 — 34,676
3.84% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/34 USD 12,035 (534,580) — (534,580)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 (509,288) — (509,288)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 (568,516) — (568,516)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 (541,297) — (541,297)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 (275,553) — (275,553)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 (94,693) — (94,693)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 6,754 (373,292) (13,819) (359,473)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 1,672 (51,801) — (51,801)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 1,618 (50,376) — (50,376)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 1,135 38,953 — 38,953
$ (3,105,119) $ (13,819) $ (3,091,300)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 2,227 $ 30,902 $ — $ 30,902
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 2,227 28,947 — 28,947
2.28% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 2,227 40,393 — 40,393
2.29% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 2,227 37,965 — 37,965
UK Retail Price Index All
Items Monthly At Termination 3.10% At Termination 09/15/54 GBP 6,178 (158,564) (8,604) (149,960)
$ (20,357) $ (8,604) $ (11,753)

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
37
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (254,111) $ (234,733) $ (19,378)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (127,581) (120,539) (7,042)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (122,821) (114,144) (8,677)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 853 117 8,698 (8,581)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 2 196 (194)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 69,667 13,194 56,473
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 45,599 14,118 31,481
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (1,021) 1,021
$ – $ – $ –
$ (389,128) $ (434,231) $ 45,103
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (31,192) $ (17,852) $ (13,340)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (84,075) (54,267) (29,808)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,042) — (6,042)
$ (121,309) $ (72,119) $ (49,190)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 7,113,118 $ (2,180) $ — $ (2,180)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 4,758,439 (585) — (585)
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 13,745 (16,811) — (16,811)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 8,610 (8,036) — (8,036)
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 13,237,519 (23,172) — (23,172)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 3,936 (28,839) — (28,839)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 15,220 74,514 — 74,514
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 6,555 15,315 — 15,315
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 186 (1,488) — (1,488)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 13,186 (146,750) — (146,750)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 09/13/27 CLP 1,514,255 (586) — (586)
$ (138,618) $ — $ (138,618)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
38
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .08
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .20
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .11
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (22,423) $ 243,741 $ (3,346,794) $ —
OTC Swaps ..................................................... 36,206 (542,556) 178,804 (321,509) —
Options Written ................................................... N/A N/A 1,208,120 (4,043,755) (7,257,806)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 678 $ — $ 791,818 $ — $ 792,496
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 530,316 — — 530,316
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 511,815 6,409,834 17,018
(d)
6,938,667
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 105,534 138,207 243,741
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 125,181 — — 89,829 — 215,010
$ — $ 125,181 $ 678 $ 1,042,131 $ 7,397,015 $ 155,225 $ 8,720,230
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,015 $ — $ 592,326 $ — $ 596,341
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,367,526 — — 1,367,526
Options written
(b)
Options written at value ..................... — — — — 7,257,806 — 7,257,806
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 3,196,834 149,960 3,346,794
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 635,618 — — 228,447 — 864,065
$ — $ 635,618 $ 4,015 $ 1,367,526 $ 11,275,413 $ 149,960 $ 13,432,532

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
39
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 13,777 $ — $ 5,523,372 $ — $ 5,537,149
Forward foreign currency exchange contracts .... — — — (2,317,583) — — (2,317,583)
Options purchased
(a)
..................... — — — (472,109) (19,050,025) — (19,522,134)
Options written ........................ — — — — 17,356,181 — 17,356,181
Swaps .............................. — (794,337) — — (9,841,221) 789,109 (9,846,449)
$ — $ (794,337) $ 13,777 $ (2,789,692) $ (6,011,693) $ 789,109 $ (8,792,836)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (3,337) $ — $ 1,033,444 $ — $ 1,030,107
Forward foreign currency exchange contracts .... — — — (794,563) — — (794,563)
Options purchased
(b)
..................... — — — (278,082) (3,194,911) (134,882) (3,607,875)
Options written ........................ — — — — 5,739,539 — 5,739,539
Swaps .............................. — 331,019 — — (2,650,102) (242,862) (2,561,945)
$ — $ 331,019 $ (3,337) $ (1,072,645) $ 927,970 $ (377,744) $ (194,737)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 396,648,098
Average notional value of contracts — short ................................................................................. $ 413,338,589
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 109,663,442
Average amounts sold — in USD ........................................................................................ $ 28,202,892
Options
Average value of option contracts purchased ................................................................................ $ 2,579,829
Average value of option contracts written ................................................................................... $ 1,653,630
Average notional value of swaption contracts purchased ......................................................................... $ 444,088,142
Average notional value of swaption contracts written ........................................................................... $ 921,966,596
Credit default swaps
Average notional value — buy protection ................................................................................... $ 21,245,614
Average notional value — sell protection ................................................................................... $ 819,250
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 94,992,064
Average notional value — receives fixed rate ................................................................................ $ 1,959,378,946
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 7,318,191
Average notional value — receives fixed rate ................................................................................ $ 7,985,414

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
40
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 439,628 $ 1,288,338
Forward f oreign currency exchange contracts ................................................................. 530,316 1,367,526
Options
(a) (b)
........................................................................................ 6,938,667 7,257,806
Swaps — centrally cleared .............................................................................. — 1,656,401
Swaps — OTC
(c)
..................................................................................... 215,010 864,065
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 8,123,621 $ 12,434,136
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(6,770,159) (7,833,538)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,353,462 $ 4,600,598
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 546,215 $ (546,215) $ — $ — $ —
Barclays Bank plc ................................ 93,509 (93,509) — — —
BNP Paribas SA ................................. 15,315 (15,315) — — —
Citibank NA .................................... 241,850 (241,850) — — —
Citigroup Global Markets, Inc. ........................ 69,667 — — — 69,667
Deutsche Bank AG ............................... 23,289 (23,289) — — —
Goldman Sachs International ........................ 6,964 (6,964) — — —
HSBC Bank plc .................................. 122,808 (122,808) — — —
JPMorgan Chase Bank NA .......................... 2,006 (2,006) — — —
Morgan Stanley & Co. International plc .................. 119,546 (119,546) — — —
Nomura International plc ........................... 8,213 — — — 8,213
Royal Bank of Canada ............................. 9,413 — — — 9,413
State Street Bank and Trust Co. ...................... 30,057 (30,057) — — —
Toronto Dominion Bank ............................ 32,089 (3,060) — — 29,029
UBS AG ...................................... 30,909 (7,043) — — 23,866
Wells Fargo Bank NA .............................. 1,612 — — — 1,612
$ 1,353,462 $ (1,211,662) $ — $ — $ 141,800
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 1,293,915 $ (546,215) $ (747,700) $ — $ —
Barclays Bank plc ................................ 248,109 (93,509) — — 154,600
BNP Paribas SA ................................. 176,469 (15,315) — — 161,154
Citibank NA .................................... 336,708 (241,850) (94,858) — —
Deutsche Bank AG ............................... 574,434 (23,289) (303,423) — 247,722
Goldman Sachs International ........................ 351,530 (6,964) (344,566) — —
HSBC Bank plc .................................. 601,453 (122,808) — — 478,645
JPMorgan Chase Bank NA .......................... 837,918 (2,006) (448,314) — 387,598
JPMorgan Securities LLC ........................... 6,042 — — — 6,042
Morgan Stanley & Co. International plc .................. 127,047 (119,546) — — 7,501
State Street Bank and Trust Co. ...................... 36,870 (30,057) — — 6,813
Toronto Dominion Bank ............................ 3,060 (3,060) — — —
UBS AG ...................................... 7,043 (7,043) — — —
$ 4,600,598 $ (1,211,662) $ (1,938,861) $ — $ 1,450,075

Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
41
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 348,012,619 $ 3,250,000 $ 351,262,619
Corporate Bonds
Aerospace & Defense .................................... — 34,075,089 — 34,075,089
Banks ............................................... — 107,731,227 — 107,731,227
Beverages ........................................... — 2,096,712 — 2,096,712
Biotechnology ......................................... — 35,601,547 — 35,601,547
Broadline Retail ........................................ — 4,968,753 — 4,968,753
Capital Markets ........................................ — 130,256,591 — 130,256,591
Chemicals ............................................ — 853,633 — 853,633
Communications Equipment ................................ — 1,261,879 — 1,261,879
Consumer Finance ...................................... — 7,290,999 — 7,290,999
Containers & Packaging .................................. — 817,673 — 817,673
Diversified REITs ....................................... — 57,351,996 — 57,351,996
Diversified Telecommunication Services ........................ — 28,591,133 — 28,591,133
Electric Utilities ........................................ — 129,837,022 — 129,837,022
Financial Services ...................................... — 4,157,326 — 4,157,326
Gas Utilities ........................................... — 3,652,858 — 3,652,858
Ground Transportation ................................... — 12,749,448 — 12,749,448
Health Care Equipment & Supplies ........................... — 3,233,073 — 3,233,073
Health Care Providers & Services ............................ — 37,597,358 — 37,597,358
Hotels, Restaurants & Leisure .............................. — 398,114 — 398,114
Household Durables ..................................... — 205,080 — 205,080
Household Products ..................................... — 225,094 — 225,094
Independent Power and Renewable Electricity Producers ............ — 347,981 — 347,981
Industrial Conglomerates .................................. — 2,682,435 — 2,682,435
Insurance ............................................ — 3,137,740 — 3,137,740
Interactive Media & Services ............................... — 7,647,088 — 7,647,088
IT Services ........................................... — 7,904,312 — 7,904,312
Life Sciences Tools & Services .............................. — 2,119,750 — 2,119,750
Machinery ............................................ — 1,799,463 — 1,799,463
Media ............................................... — 11,474,330 — 11,474,330
Metals & Mining ........................................ — 12,184,873 — 12,184,873
Multi-Utilities .......................................... — 3,795,882 — 3,795,882
Oil, Gas & Consumable Fuels ............................... — 178,915,000 — 178,915,000
Paper & Forest Products .................................. — 339,380 — 339,380
Passenger Airlines ...................................... — 3,165,091 — 3,165,091
Pharmaceuticals ....................................... — 8,552,042 — 8,552,042
Retail REITs .......................................... — 1,981,992 — 1,981,992
Semiconductors & Semiconductor Equipment .................... — 15,390,858 2,525,803 17,916,661
Software ............................................. — 13,187,926 — 13,187,926
Specialized REITs ...................................... — 21,827,237 — 21,827,237
Specialty Retail ........................................ — 5,488,506 — 5,488,506
Technology Hardware, Storage & Peripherals .................... — 6,897,523 — 6,897,523
Textiles, Apparel & Luxury Goods ............................ — 2,698,661 — 2,698,661
Tobacco ............................................. — 21,219,366 — 21,219,366
Trading Companies & Distributors ............................ — 436,813 — 436,813
Transportation Infrastructure ............................... — 199,700 — 199,700
Wireless Telecommunication Services ......................... — 32,026,190 — 32,026,190

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Core Bond Portfolio
42
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Floating Rate Loan Interests ................................. $ — $ — $ 874,395 $ 874,395
Foreign Agency Obligations ................................. — 28,200,100 — 28,200,100
Foreign Government Obligations .............................. — 141,327,644 — 141,327,644
Municipal Bonds ......................................... — 22,901,132 — 22,901,132
Non-Agency Mortgage-Backed Securities ........................ — 298,370,620 — 298,370,620
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,211,900,905 — 1,211,900,905
U.S. Treasury Obligations ................................... — 1,206,577,938 — 1,206,577,938
Short-Term Securities
Foreign Government Obligations .............................. — 2,127,386 — 2,127,386
Money Market Funds ...................................... 165,029,233 — — 165,029,233
Options Purchased
Foreign currency exchange contracts ........................... — 511,815 — 511,815
Interest rate contracts ...................................... 6,330,531 79,303 — 6,409,834
Other contracts .......................................... — 17,018 — 17,018
Liabilities
Investments
TBA Sale Commitments .................................... — (116,040,514) — (116,040,514)
$ 171,359,764 $ 4,112,358,710 $ 6,650,200 $ 4,290,368,674
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 88,975 $ — $ 88,975
Equity contracts ........................................... 678 — — 678
Foreign currency exchange contracts ............................ — 530,316 — 530,316
Interest rate contracts ....................................... 791,818 195,363 — 987,181
Other contracts ........................................... — 138,207 — 138,207
Liabilities
Credit contracts ........................................... — (93,062) — (93,062)
Equity contracts ........................................... (4,015) — — (4,015)
Foreign currency exchange contracts ............................ — (1,367,526) — (1,367,526)
Interest rate contracts ....................................... (5,481,125) (5,794,288) — (11,275,413)
Other contracts ........................................... — (149,960) — (149,960)
$ (4,692,644) $ (6,451,975) $ — $ (11,144,619)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a)(b)
.......... EUR 490 $ 544,320
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 11/15/37
(a)(b)
................ 1,020 1,129,736
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.46%, 06/23/34
(a)(b)
................ 400 443,281
Avo ca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.81%, 04/15/31
(a)(b)
................ 620 683,479
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.94%, 01/15/34
(a)(b)
................ 200 222,788
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/25/37
(a)(b)
................ 1,200 1,335,780
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.63%, 12/15/34
(a)(b)
..... 300 334,583
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.44%, 08/15/36
(a)(b)
..... 596 671,666
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.5 1%, 07/15/31
(a)(c)
.......... USD 250 250,366
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average + 2.20%), 7.16%,
03/15/36
(a)(b)
..................... GBP 100 107,021
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.25%, 10/15/31
(a)(b)
................ EUR 1,125 1,255,166
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(b)
................ 418 465,94 2
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(c)(d)(e)(f)
......... USD 2,000 —
Jubilee CLO, Series 2024-29X, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%), 0.00%,
01/15/39
(a)(b)
..................... EUR 1,260 1,402,569
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%), 9.74%,
04/15/34
(a )(b)
..................... 1,223 1,375,420
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.68%, 01/15/38
(a)(b)
447 505,197
Palmer Square European Loan Funding DAC,
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.61%, 05/15/34
(a)
(b)
............................ 490 545,397
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a)(b)
................ 459 511,851
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 10/15/38
(a)(b)
................ 800 890,520
Rockfield Park CLO DAC
(a)(b)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.66%, 07/16/34 980 1,092,865
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.61%, 07/16/34 613 690,277
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a)(b)
................ 1,600 1,775,544
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a)(b)
................ EUR 870 $ 969,637
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(g)
................ GBP 1,593 2,191,145
Total Asset-Backed Securities — 0.1%
(Cost: $21,092,064) ............................... 19,394,550
Shares
Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(e)(h)
............. 812,523 12,845,989
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(e)(f)
.................. 314,534 5,230,700
Electrical Equipment — 0.0%
SunPower Corp.
(e)
................... 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(e)(h)
............ 24,780 28,001
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(e)(f)(i)
.................... 33,509 —
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(e)(h)
..................... 841,547 21,770,821
Metals & Mining — 0.1%
Constellium SE , Class A
(e)
.............. 1,740,611 28,302,335
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(e)
.............. 1,628,743 7,329,344
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(e)
......... 171 17
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 1,031,892 34,372,323
Total Common Stocks — 0.4%
(Cost: $90,133,341) ............................... 109,879,530
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.3%
(c)
AAR Escrow Issuer LLC, 6.75%
,
03/15/29 ... USD 16,753 17,423,229
Boeing Co. (The)
6.86%, 05/01/54 .................. 29,200 32,050,216
7.01%, 05/01/64 .................. 12,859 14,167,766
Bombardier, Inc.
6.00%, 02/15/28 .................. 28,557 28,745,790
7.50%, 02/01/29 .................. 226 239,129
8.75%, 11/15/30 .................. 34,753 38,161,372
7.25%, 07/01/31 .................. 12,831 13,564,741
7.00%, 06/01/32 .................. 15,720 16,442,114
BWX Technologies, Inc.
4.13%, 06/30/28 .................. 11,804 11,385,456
4.13%, 04/15/29 .................. 8,854 8,507,862
Embraer Netherlands Finance BV, 7.00%
,
07/28/30 ....................... 20,236 22,041,051
F-Brasile SpA, Series XR, 7.38%
,
08/15/26 .. 35,960 35,850,682
Spirit AeroSystems, Inc.
9.38%, 11/30/29 .................. 25,464 27,624,671

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
9.75%, 11/15/30 .................. USD 25,014 $ 27,890,610
TransDigm, Inc.
6.75%, 08/15/28 .................. 94,191 96,949,666
6.38%, 03/01/29 .................. 136,335 140,659,542
7.13%, 12/01/31 .................. 44,207 46,756,038
6.63%, 03/01/32 .................. 134,159 139,705,402
6.00%, 01/15/33 .................. 80,902 82,047,963
Triumph Group, Inc., 9.00%
,
03/15/28 ...... 42,601 44,595,382
844,808,682
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%
,
02/15/30
(c)
....... 11,516 11,744,512
Automobile Components — 1.6%
Aptiv plc , (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%
,
12/15/54
(a)
...................... 44,780 45,250,545
Clarios Global LP
4.38%, 05/15/26
(b)
................. EUR 19,380 21,500,578
8.50%, 05/15/27
(c)
................. USD 140,179 140,635,423
6.75%, 05/15/28
(c)
................. 41,243 42,511,387
Dana Financing Luxembourg SARL
(b)
3.00%, 07/15/29 .................. EUR 557 545,870
8.50%, 07/15/31 .................. 1,106 1,310,528
Forvia SE
(b)
7.25%, 06/15/26 .................. 153 176,167
2.75%, 02/15/27 .................. 1,267 1,354,094
3.75%, 06/15/28 .................. 1,579 1,687,860
5.50%, 06/15/31 .................. 2,262 2,495,913
Garrett Motion Holdings, Inc., 7.75%
,
05/31/32
(c)
USD 8,514 8,713,193
Goodyear Europe BV, 2.75%
,
08/15/28
(b)
.... EUR 1,224 1,233,113
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 2,350 2,161,360
5.63%, 04/30/33 .................. 2,655 2,342,580
Icahn Enterprises LP
5.25%, 05/15/27 .................. 44,391 42,537,298
9.75%, 01/15/29
(c)
................. 24,894 25,826,852
4.38%, 02/01/29 .................. 10,369 9,061,968
9.00%, 06/15/30
(c)
................. 12,115 12,215,131
IHO Verwaltungs GmbH
(b)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... EUR 253 280,799
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... 1,581 1,751,091
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 1,305 1,525,700
Mahle GmbH
(b)
2.38%, 05/14/28 .................. 2,500 2,407,888
6.50%, 05/02/31 .................. 2,097 2,266,582
Phinia, Inc., 6.63%
,
10/15/32
(c)
........... USD 7,869 7,933,966
Schaeffler AG
(b)
4.50%, 08/14/26 .................. EUR 400 451,126
4.75%, 08/14/29 .................. 800 894,705
Tenneco, Inc., 8.00%
,
11/17/28
(c)
......... USD 10,397 9,647,676
ZF Europe Finance BV
(b)
2.50%, 10/23/27 .................. EUR 2,100 2,177,255
4.75%, 01/31/29 .................. 1,000 1,078,642
6.13%, 03/13/29 .................. 1,200 1,361,327
ZF Finance GmbH
(b)
5.75%, 08/03/26 .................. 2,900 3,282,981
2.00%, 05/06/27 .................. 1,200 1,242,543
397,862,141
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
................ USD 10,219 10,027,684
Security
Par (000)
Par (000) Value
Automobiles (continued)
10.38%, 03/31/29
(b)
................ GBP 2,369 $ 3,175,153
RCI Banque SA
(a)(b)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 8,300 9,149,267
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ 1,900 2,160,243
24,512,347
Banks — 1.7%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%
,
05/12/30
(a)(b)
.......... 2,150 2,486,237
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28
(a)
.... 800 969,616
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29
(a)
.................... 1,175 1,347,671
10.50%, 07/23/29 ................. 710 970,146
Banco Bilbao Vizcaya Argentaria SA
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38% ....................... 1,600 1,942,313
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 1,827,792
Banco BPM SpA
(a)(b)
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... 1,950 2,129,943
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 1,249 1,370,295
Banco de Credito Social Cooperativo SA
(a)(b)
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29 ................ 2,900 3,674,667
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13%, 09/03/30 ................ 1,200 1,353,265
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 600 663,746
(5-Year EUR Swap Annual + 2.95%), 2.50%,
04/15/31 ..................... 2,200 2,409,257
(5-Year EUR Swap Annual + 3.15%), 6.00%,
08/16/33 ..................... 1,400 1,667,159
Banco Espirito Santo SA
(b)(d)(e)
2.63%, 05/08/17 .................. 10,400 3,241,493
4.75%, 01/15/18 .................. 12,300 3,833,688
4.00%, 01/21/25 .................. 12,000 3,740,184
Banco Santander SA, 6.92%
,
08/08/33 ..... USD 8,800 9,737,659
Bank of Cyprus PCL, (1-Year EUR Swap Annual
+ 2.79%), 2.50%
,
06/24/27
(a)(b)
......... EUR 800 870,483
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a)(b)(k)
.................... 2,200 2,568,683
Barclays Bank plc, Series MSFT, 1.00%
,
02/16/29
(l)
....................... USD 2,000 2,017,500
Barclays plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 800 797,304
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(b)
... GBP 600 796,154
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 7,990 7,151,540
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 14,345 15,106,590
(USISSO05 + 5.78%), 9.63% ......... 65,665 73,933,143
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 800 880,546
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 671,230
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 1,200 1,427,615

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)(k)
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 19,506 $ 20,839,703
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 49,070 51,078,975
Series DD, (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 11,695 12,514,911
Commerzbank AG
(a)(b)(k)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 4,600 5,134,981
(5-Year EUR Swap Annual + 4.39%), 4.25% 400 414,448
(5-Year EUR Swap Annual + 6.74%), 6.50% 1,400 1,581,459
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 1,000 1,188,288
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a)(b)(k)
.......... 1,400 1,519,450
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual + 1.80%), 4.00%,
09/24/30 ..................... 1,250 1,400,209
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88%, 04/30/31 ................ 1,425 1,656,255
First-Citizens Bank & Trust Co., 6.00%
,
04/01/36 ....................... USD 23,131 23,443,079
HSBC Holdings plc
(a)(k)
(5-Year EUR Swap Annual + 3.84%),
4.75%
(b)
...................... EUR 3,118 3,388,457
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% USD 6,310 5,730,556
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 1,105 1,096,163
(USISSO05 + 4.36%), 8.00%
(b)
........ 1,725 1,852,340
(USISSO05 + 4.08%), 7.25%
(b)
........ 1,300 1,342,380
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................. 3,890 3,920,180
5.15%, 06/10/30
(b)
................. GBP 2,225 2,834,385
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(c)
................... USD 9,505 8,471,133
8.51%, 09/20/32
(b)
................. GBP 200 298,913
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(c)
................... USD 7,665 6,152,000
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(b)(k)
........... EUR 1,000 1,206,376
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 917 1,223,076
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(b)
...................... EUR 1,829 2,033,407
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%
,
06/28/35
(a)
(b)
............................ 2,675 3,101,047
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a)(k)
................. USD 14,150 15,436,688
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a)(c)(k)
................ 12,763 12,649,296
Toronto-Do minion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%
,
07/31/84
(a)
.... 27,476 28,625,898
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA, (5-Year EUR Swap Annual +
2.80%), 2.73%
,
01/15/32
(a)(b)
.......... EUR 1,123 $ 1,223,526
Wells Fargo & Co.
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63% USD 25,985 28,298,548
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85% 22,940 23,942,547
423,184,593
Biotechnology — 0.1%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 .................. EUR 923 998,002
6.25%, 04/01/28 .................. GBP 2,558 3,246,357
Grifols SA, 2.25%
,
11/15/27 ............. EUR 16,848 17,990,674
22,235,033
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%
,
08/15/28
(c)
....... USD 6,076 5,571,888
Bubbles Bidco SpA
(b)
6.50%, 09/30/31 .................. EUR 2,046 2,278,914
(3-mo. EURIBOR + 4.25%), 7.53%,
09/30/31
(a)
.................... 2,001 2,221,845
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 .................. USD 7,281 7,079,166
5.63%, 02/15/29 .................. 72 72,017
4.13%, 08/01/30 .................. 2,949 2,762,508
3.63%, 10/01/31 .................. 4,705 4,213,345
NMG Holding Co., Inc., 8.50%
,
10/01/28
(c)
... 4,684 4,767,420
Rakuten Group, Inc.
(c)
11.25%, 02/15/27 ................. 13,502 14,764,896
9.75%, 04/15/29 .................. 27,248 29,734,380
73,466,379
Building Products — 2.0%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 .................. 12,479 12,331,939
6.38%, 06/15/30 .................. 11,776 12,028,878
Builders FirstSource, Inc., 6.38%
,
03/01/34
(c)
. 8,955 9,298,388
Camelot Return Merger Sub, Inc., 8.75%
,
08/01/28
(c)
...................... 10,699 10,826,511
EMRLD Borrower LP
6.38%, 12/15/30
(b)
................. EUR 2,158 2,519,740
6.38%, 12/15/30
(c)
................. 9,160 10,695,469
6.63%, 12/15/30
(c)
................. USD 172,305 177,662,824
6.75%, 07/15/31
(c)
................. 15,997 16,682,583
HT Troplast GmbH, 9.38%
,
07/15/28
(b)
...... EUR 1,540 1,767,719
JELD-WEN, Inc., 7.00%
,
09/01/32
(c)
....... USD 25,043 25,306,327
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 .................. 9,760 9,530,637
9.75%, 07/15/28 .................. 12,104 12,364,272
Owens Corning, 3.50%
,
02/15/30 ......... 5,572 5,292,113
PCF GmbH, 4.75%
,
04/15/29
(b)
.......... EUR 2,316 2,219,639
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 .................. USD 27,165 27,265,266
8.88%, 11/15/31 .................. 61,087 65,894,153
Standard Building Solutions, Inc., 6.50%
,
08/15/32
(c)
...................... 22,088 22,871,108
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................. EUR 5,031 5,406,489
4.75%, 01/15/28
(c)
................. USD 150 146,924
4.38%, 07/15/30
(c)
................. 23,100 21,864,212
3.38%, 01/15/31
(c)
................. 10,712 9,542,668
Summit Materials LLC
(c)
5.25%, 01/15/29 .................. 1,574 1,556,639
7.25%, 01/15/31 .................. 26,788 28,376,502

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 11.00%
,
08/15/32
(c)
........ USD 22,682 $ 22,688,825
514,139,825
Capital Markets — 1.8%
Apollo Debt Solutions BDC, 6.90%
,
04/13/29
(c)
18,883 19,629,776
Ares Capital Corp.
5.88%, 03/01/29 .................. 6,375 6,528,169
5.95%, 07/15/29 .................. 15,435 15,843,212
Ares Strategic Income Fund, 5.60%
,
02/15/30
(c)
21,008 20,841,788
Blackstone Private Credit Fund
3.25%, 03/15/27 .................. 5,766 5,495,130
5.95%, 07/16/29
(c)
................. 8,675 8,832,793
6.25%, 01/25/31
(c)
................. 6,389 6,563,309
Blue Owl Capital Corp.
3.75%, 07/22/25 .................. 9,307 9,196,901
3.40%, 07/15/26 .................. 843 816,119
Blue Owl Capital Corp. II, 8.45%
,
11/15/26
(c)
.. 8,916 9,361,432
Blue Owl Credit Income Corp.
7.75%, 09/16/27 .................. 20,688 21,795,029
6.60%, 09/15/29
(c)
................. 5,020 5,149,870
6.65%, 03/15/31 .................. 17,805 18,185,620
Blue Owl Technology Finance Corp. II, 6.75%
,
04/04/29
(c)
...................... 6,423 6,453,073
Compass Group Diversified Holdings LLC,
5.25%
,
04/15/29
(c)
................. 9,295 9,030,138
Deutsche Bank AG
(a)(b)(k)
(USISOA05 at 0.00% Floor + 4.36%), 4.79% 2,000 1,939,000
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 1,400 1,432,763
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ....................... 1,800 1,807,351
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 800 927,254
Focus Financial Partners LLC, 6.75%
,
09/15/31
(c)
...................... USD 21,407 21,611,351
Goldman Sachs Group, Inc. (The), Series Y ,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a)(k)
55,358 55,597,977
HAT Holdings I LLC
(c)
3.38%, 06/15/26 .................. 6,300 6,100,824
8.00%, 06/15/27 .................. 12,322 13,053,705
HPS Corporate Lending Fund, 6.75%
,
01/30/29
(c)
...................... 10,470 10,844,839
JPMorgan Chase Financial Co. LLC, 0.50%
,
06/15/27
(l)
....................... 12,374 12,448,244
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a)(b)(k)
.......... EUR 1,178 1,327,682
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(d)(e)
................ 4,550 15,701
4.75%, 01/16/14
(d)(e)
................ 14,545 50,191
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/14
(a)(d)(e)
.................. 22,800 78,678
0.00%, 12/30/16 .................. USD 1,000 700
Oaktree Strategic Credit Fund
(c)
8.40%, 11/14/28 .................. 9,943 10,755,915
6.50%, 07/23/29 .................. 11,265 11,440,302
State Street Corp., Series I , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a)(k)
.......... 19,132 19,820,503
UBS Group AG
(a)(k)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
2,496 2,501,941
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,303,430
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25%
(c)
30,852 34,110,002
(USISSO05 + 3.63%), 6.85%
(c)
........ 12,545 12,694,373
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USISSO05 + 4.16%), 7.75%
(c)
........ USD 30,320 $ 32,418,265
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(c)
36,363 42,884,122
458,887,472
Chemicals — 2.2%
Avient Corp., 6.25%
,
11/01/31
(c)
.......... 9,987 10,237,954
Axalta Coating Systems Dutch Holding B BV,
7.25%
,
02/15/31
(c)
................. 23,923 25,547,180
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 6,365 6,314,058
3.38%, 02/15/29 .................. 13,666 12,794,937
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 1,920 2,124,318
5.38%, 05/15/27 .................. USD 18,032 17,652,100
5.75%, 11/15/28
(c)
................. 14,977 14,226,858
4.63%, 11/15/29
(c)
................. 8,970 8,032,779
Element Solutions, Inc., 3.88%
,
09/01/28
(c)
... 83,006 79,128,549
FIS Fabbrica Italiana Sintetici SpA, 5.63%
,
08/01/27
(b)
...................... EUR 2,166 2,405,296
HB Fuller Co., 4.25%
,
10/15/28 .......... USD 5,994 5,748,059
Herens Holdco SARL, 4.75%
,
05/15/28
(c)
.... 19,287 16,833,219
Herens Midco SARL, 5.25%
,
05/15/29
(b)
.... EUR 1,743 1,450,819
Illuminate Buyer LLC, 9.00%
,
07/01/28
(c)
.... USD 21,427 21,662,740
INEOS Finance plc, 6.38%
,
04/15/29
(b)
..... EUR 1,979 2,275,664
INEOS Quattro Finance 2 plc
(b)
2.50%, 01/15/26 .................. 100 110,759
8.50%, 03/15/29 .................. 3,688 4,345,970
INEOS Styrolution Ludwigshafen GmbH,
2.25%
,
01/16/27
(b)
................. 400 431,443
Ingevity Corp., 3.88%
,
11/01/28
(c)
......... USD 4,329 4,065,118
Kobe U.S. Midco 2, Inc., 9.25%
,
11/01/26
(c)
.. 18,165 15,144,894
Kronos International, Inc.
(b)
3.75%, 09/15/25 .................. EUR 365 402,785
9.50%, 03/15/29 .................. 2,658 3,217,591
LSF11 A5 HoldCo LLC, 6.63%
,
10/15/29
(c)
... USD 18,484 17,978,281
Lune Holdings SARL, 5.63%
,
11/15/28
(b)
.... EUR 1,802 1,758,394
Mativ Holdings, Inc., 8.00%
,
10/01/29
(c)
..... USD 13,675 13,957,728
Minerals Technologies, Inc., 5.00%
,
07/01/28
(c)
7,620 7,414,641
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(b)
.. EUR 1,054 1,207,578
Nobian Finance BV, 3.63%
,
07/15/26
(b)
..... 1,423 1,568,251
Olympus Water US Holding Corp.
9.63%, 11/15/28
(b)
................. 2,525 3,015,424
9.75%, 11/15/28
(c)
................. USD 63,807 68,098,595
5.38%, 10/01/29
(b)
................. EUR 1,230 1,288,127
7.25%, 06/15/31
(c)
................. USD 43,547 45,314,137
SCIL IV LLC
(b)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.01%, 11/01/26
(a)
............... EUR 512 572,526
9.50%, 07/15/28 .................. 1,316 1,581,036
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 5,027 4,833,949
4.00%, 04/01/31 .................. 3,126 2,863,900
4.38%, 02/01/32 .................. 3,362 3,115,626
SK Invictus Intermediate II SARL, 5.00%
,
10/30/29
(c)
...................... 28,825 27,672,349
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 .................. 8,077 7,959,028
5.63%, 08/15/29 .................. 78,203 73,462,585
7.38%, 03/01/31 .................. 17,015 17,827,228
555,642,473
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 .................. 1,578 1,507,214

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.88%, 07/15/32 .................. USD 10,320 $ 9,857,148
Allied Universal Holdco LLC
3.63%, 06/01/28
(b)
................. EUR 720 754,382
4.63%, 06/01/28
(c)
................. USD 84,589 79,457,945
4.88%, 06/01/28
(b)
................. GBP 3,773 4,643,087
6.00%, 06/01/29
(c)
................. USD 67,834 60,620,132
7.88%, 02/15/31
(c)
................. 114,404 116,862,199
Amber Finco plc, 6.63%
,
07/15/29
(b)
....... EUR 2,654 3,090,936
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.38%
,
04/15/31
(a)(b)
1,593 1,773,691
APi Group DE, Inc.
(c)
4.13%, 07/15/29 .................. USD 10,298 9,682,725
4.75%, 10/15/29 .................. 6,702 6,426,831
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 1,707 1,711,677
5.75%, 07/15/29 .................. 12,584 12,458,831
Aramark Services, Inc., 5.00%
,
02/01/28
(c)
... 30,097 30,000,217
Brink's Co. (The)
(c)
4.63%, 10/15/27 .................. 3,304 3,253,923
6.50%, 06/15/29 .................. 9,747 10,097,327
6.75%, 06/15/32 .................. 23,596 24,612,634
Cimpress plc, 7.38%
,
09/15/32
(c)
.......... 17,917 18,062,131
Clean Harbors, Inc.
(c)
5.13%, 07/15/29 .................. 4,198 4,145,290
6.38%, 02/01/31 .................. 2,821 2,889,883
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. 15,757 15,470,744
9.50%, 11/01/27 .................. 5,833 5,840,665
7.75%, 02/15/28 .................. 38,000 39,402,504
6.00%, 06/01/29 .................. 6,656 6,387,587
8.25%, 08/01/32 .................. 29,775 30,474,742
GFL Environmental, Inc.
(c)
3.75%, 08/01/25 .................. 13,794 13,683,320
5.13%, 12/15/26 .................. 12,200 12,171,351
4.00%, 08/01/28 .................. 11,119 10,678,607
3.50%, 09/01/28 .................. 3,331 3,171,261
4.75%, 06/15/29 .................. 30,488 29,739,785
4.38%, 08/15/29 .................. 15,430 14,789,835
6.75%, 01/15/31 .................. 22,630 23,735,072
Intrum AB
(b)
3.00%, 09/15/27 .................. EUR 4,291 3,606,278
9.25%, 03/15/28 .................. 1,321 1,115,470
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. USD 8,489 8,191,659
5.88%, 06/30/29 .................. 31,601 30,765,561
Paprec Holding SA, 7.25%
,
11/17/29
(b)
..... EUR 869 1,027,592
Prime Security Services Borrower LLC, 6.25%
,
01/15/28
(c)
...................... USD 24,609 24,615,620
Q-Park Holding I BV
(b)
5.13%, 03/01/29 .................. EUR 995 1,139,101
5.13%, 02/15/30 .................. 1,984 2,252,659
Reworld Holding Corp.
4.88%, 12/01/29
(c)
................. USD 5,084 4,785,774
5.00%, 09/01/30 .................. 4,765 4,469,260
RR Donnelley & Sons Co., 9.50%
,
08/01/29
(c)
. 16,997 17,141,644
Stericycle, Inc., 3.88%
,
01/15/29
(c)
........ 4,208 4,192,502
Techem Verwaltungsgesellschaft 674 mbH,
6.00%
,
07/30/26
(b)
................. EUR 2,110 2,352,823
Techem Verwaltungsgesellschaft 675 mbH,
5.38%
,
07/15/29
(b)
................. 1,162 1,319,647
Verisure Holding AB
(b)
3.88%, 07/15/26 .................. 1,425 1,578,308
9.25%, 10/15/27 .................. 1,307 1,525,813
7.13%, 02/01/28 .................. 146 169,563
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Waste Pro USA, Inc., 5.50%
,
02/15/26
(c)
.... USD 80,895 $ 80,491,471
Williams Scotsman, Inc.
(c)
4.63%, 08/15/28 .................. 2,604 2,530,997
6.63%, 06/15/29 .................. 8,009 8,245,970
7.38%, 10/01/31 .................. 14,350 15,167,405
Wrangler Holdco Corp., 6.63%
,
04/01/32
(c)
... 20,239 21,036,923
845,175,716
Communications Equipment — 0.1%
(c)
CommScope LLC, 4.75%
,
09/01/29 ....... 27,888 23,425,920
Viavi Solutions, Inc., 3.75%
,
10/01/29 ...... 6,060 5,498,912
28,924,832
Construction & Engineering — 0.5%
Arcosa, Inc.
(c)
4.38%, 04/15/29 .................. 19,523 18,713,742
6.88%, 08/15/32 .................. 8,730 9,136,286
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(c)
...................... 85,704 91,776,214
Dycom Industries, Inc., 4.50%
,
04/15/29
(c)
... 5,838 5,635,568
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(b)
GBP 992 1,297,072
Heathrow Finance plc
(b)
5.75%, 03/03/25
(g)
................. 772 1,029,083
3.88%, 03/01/27
(g)
................. 272 345,468
4.13%, 09/01/29
(g)
................. 817 999,443
6.63%, 03/01/31 .................. 1,729 2,313,547
Pike Corp., 8.63%
,
01/31/31
(c)
........... USD 5,328 5,696,788
136,943,211
Consumer Finance — 0.9%
Bread Financial Holdings, Inc., 9.75%
,
03/15/29
(c)
...................... 4,915 5,193,980
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 .................. EUR 100 111,369
5.38%, 02/15/26 .................. GBP 1,000 1,326,923
4.25%, 06/01/28 .................. 526 644,731
GGAM Finance Ltd.
(c)
8.00%, 02/15/27 .................. USD 16,143 16,869,629
8.00%, 06/15/28 .................. 8,717 9,343,377
6.88%, 04/15/29 .................. 16,024 16,669,463
5.88%, 03/15/30 .................. 13,921 13,939,237
Global Aircraft Leasing Co. Ltd., 8.75%
,
09/01/27
(c)
...................... 8,360 8,491,252
Macquarie Airfinance Holdings Ltd.
(c)
6.40%, 03/26/29 .................. 3,220 3,351,355
8.13%, 03/30/29 .................. 14,816 15,691,649
6.50%, 03/26/31 .................. 8,580 9,056,943
Navient Corp.
5.50%, 03/15/29 .................. 105 101,857
9.38%, 07/25/30 .................. 22,289 24,724,965
OneMain Finance Corp.
6.63%, 01/15/28 .................. 10,840 11,037,125
9.00%, 01/15/29 .................. 19,777 20,957,034
5.38%, 11/15/29 .................. 8,998 8,646,828
7.88%, 03/15/30 .................. 22,913 23,952,952
4.00%, 09/15/30 .................. 9,679 8,620,871
7.50%, 05/15/31 .................. 8,601 8,853,629
7.13%, 11/15/31 .................. 16,673 16,873,310
SLM Corp., 3.13%
,
11/02/26 ............ 8,715 8,378,127
232,836,606
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
4.63%, 01/15/27 .................. 6,596 6,416,997
5.88%, 02/15/28 .................. 5,883 5,909,268
6.50%, 02/15/28 .................. 5,606 5,708,035
3.50%, 03/15/29 .................. 26,822 25,009,412

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.88%, 02/15/30 .................. USD 7,822 $ 7,695,801
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(b)
.. GBP 4,877 6,453,264
Bellis Finco plc, 4.00%
,
02/16/27
(b)
........ 1,300 1,606,379
KeHE Distributors LLC, 9.00%
,
02/15/29
(c)
... USD 5,747 5,976,363
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%
,
07/01/29
(a)(b)
EUR 1,372 1,534,878
Market Bidco Finco plc, 5.50%
,
11/04/27
(b)
... GBP 1,838 2,316,350
Performance Food Group, Inc.
(c)
4.25%, 08/01/29 .................. USD 19,141 18,202,050
6.13%, 09/15/32 .................. 34,914 35,677,059
Picard Groupe SAS, 6.38%
,
07/01/29
(b)
..... EUR 1,153 1,321,260
United Natural Foods, Inc., 6.75%
,
10/15/28
(c)
. USD 5,685 5,421,991
US Foods, Inc.
(c)
4.75%, 02/15/29 .................. 3,219 3,138,318
4.63%, 06/01/30 .................. 7,285 7,038,070
7.25%, 01/15/32 .................. 13,066 13,828,336
Walgreens Boots Alliance, Inc., 8.13%
,
08/15/29 6,004 5,992,484
159,246,315
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................. 24,356 24,531,071
3.25%, 09/01/28
(c)
................. 840 768,918
3.00%, 09/01/29
(b)
................. EUR 4,204 3,985,685
4.00%, 09/01/29
(c)
................. USD 84,276 75,226,251
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
................. EUR 8,883 8,553,585
2.13%, 08/15/26
(b)
................. 4,276 4,117,604
4.13%, 08/15/26
(c)
................. USD 31,271 28,189,087
Canpack SA, 3.13%
,
11/01/25
(c)
.......... 7,284 7,101,900
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 .................. 22,654 22,868,851
6.88%, 01/15/30 .................. 35,281 36,030,121
8.75%, 04/15/30 .................. 44,455 45,141,519
Crown European Holdings SACA, 3.38%
,
05/15/25
(b)
...................... EUR 1,046 1,161,339
Fiber Bidco SpA
(b)
10.00%, 06/15/29 ................. 907 1,023,404
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.35%, 01/15/30
(a)
............... 1,561 1,747,576
6.13%, 06/15/31 .................. 1,293 1,432,106
Fiber Midco SpA, 10.00%
,
(10.00% Cash or
10.75% PIK), 06/15/29
(b)(j)
............ 500 564,170
Graphic Packaging International LLC
3.50%, 03/15/28
(c)
................. USD 269 256,168
2.63%, 02/01/29
(b)
................. EUR 4,253 4,424,683
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 .................. 2,070 2,161,244
4.25%, 03/01/26 .................. 602 628,535
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(b)
1,123 950,276
LABL, Inc.
(c)
6.75%, 07/15/26 .................. USD 5,631 5,626,365
5.88%, 11/01/28 .................. 5,893 5,519,069
9.50%, 11/01/28 .................. 26,408 27,286,832
8.63%, 10/01/31 .................. 25,288 25,094,740
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 04/15/27 .................. 188,142 194,384,081
9.25%, 04/15/27 .................. 10,215 10,474,196
OI European Group BV
6.25%, 05/15/28
(c)
................. EUR 6,765 7,843,019
6.25%, 05/15/28
(b)
................. 798 925,163
5.25%, 06/01/29
(b)
................. 1,747 1,985,920
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 .................. USD 1,272 1,277,982
7.25%, 05/15/31 .................. 6,353 6,526,640
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(c)
4.00%, 12/01/27 .................. USD 3,065 $ 2,961,525
5.00%, 04/15/29 .................. 3,569 3,515,013
7.25%, 02/15/31 .................. 4,984 5,275,006
6.50%, 07/15/32 .................. 11,623 11,985,243
Titan Holdings II BV, 5.13%
,
07/15/29
(b)
..... EUR 1,209 1,365,985
Trident TPI Holdings, Inc., 12.75%
,
12/31/28
(c)
USD 8,398 9,322,821
Trivium Packaging Finance BV
5.50%, 08/15/26
(c)(g)
................ 30,098 29,980,744
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.29%, 08/15/26
(a)(b)
.............. EUR 927 1,034,470
8.50%, 08/15/27
(c)(g)
................ USD 2,001 2,005,836
625,254,743
Distributors — 0.3%
American Builders & Contractors Supply Co.,
Inc., 3.88%
,
11/15/29
(c)
.............. 6,866 6,418,921
Azelis Finance NV, 4.75%
,
09/25/29
(b)
...... EUR 614 695,127
BCPE Empire Holdings, Inc., 7.63%
,
05/01/27
(c)
USD 24,754 24,833,881
Dealer Tire LLC, 8.00%
,
02/01/28
(c)
........ 5,668 5,642,601
Gates Corp., 6.88%
,
07/01/29
(c)
.......... 18,615 19,282,422
Resideo Funding, Inc.
(c)
4.00%, 09/01/29 .................. 3,756 3,537,964
6.50%, 07/15/32 .................. 26,928 27,641,915
88,052,831
Diversified Consumer Services — 0.8%
Champions Financing, Inc., 8.75%
,
02/15/29
(c)
8,512 8,669,932
Mavis Tire Express Services Topco Corp.,
6.50%
,
05/15/29
(c)
................. 5,670 5,448,314
Pachelbel Bidco SpA
(b)
7.13%, 05/17/31 .................. EUR 1,140 1,352,046
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07%, 05/17/31
(a)
............... 863 966,893
Service Corp. International
5.13%, 06/01/29 .................. USD 1,427 1,425,077
3.38%, 08/15/30 .................. 6,879 6,234,352
4.00%, 05/15/31 .................. 22,358 20,688,687
5.75%, 10/15/32 .................. 67,316 67,756,788
Sotheby's
(c)
7.38%, 10/15/27 .................. 34,331 33,041,701
5.88%, 06/01/29 .................. 13,370 11,718,559
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(c)
.... 44,315 46,685,764
203,988,113
Diversified REITs — 0.6%
Global Net Lease, Inc., 3.75%
,
12/15/27
(c)
... 4,484 4,179,941
Iron Mountain Information Management
Services, Inc., 5.00%
,
07/15/32
(c)
....... 11,182 10,778,004
Iron Mountain UK plc, 3.88%
,
11/15/25
(b)
.... GBP 1,232 1,624,475
Uniti Group LP
(c)
10.50%, 02/15/28 ................. USD 93,296 99,584,710
Series MAY, 10.50%, 02/15/28 ......... 27,546 29,402,766
VICI Properties LP
5.63%, 05/15/52 .................. 1,838 1,798,399
6.13%, 04/01/54 .................. 6,410 6,718,590
154,086,885
Diversified Telecommunication Services — 4.5%
Altice Financing SA
2.25%, 01/15/25
(b)
................. EUR 354 388,144
9.63%, 07/15/27
(c)
................. USD 25,117 24,463,182
3.00%, 01/15/28
(b)
................. EUR 279 253,890
5.00%, 01/15/28
(c)
................. USD 1,241 1,049,757
4.25%, 08/15/29
(b)
................. EUR 1,313 1,172,907
5.75%, 08/15/29
(c)
................. USD 55,672 44,740,184

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA
5.88%, 02/01/27
(b)
................. EUR 185 $ 161,333
11.50%, 02/01/27
(b)
................ 1,736 1,591,355
3.38%, 01/15/28
(b)
................. 909 713,356
5.50%, 01/15/28
(c)
................. USD 742 539,546
5.13%, 01/15/29
(c)
................. 16,788 11,790,679
5.13%, 07/15/29
(c)
................. 59,605 41,915,303
5.50%, 10/15/29
(c)
................. 31,337 21,946,537
British Telecommunications plc
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ EUR 1,375 1,570,759
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 376 410,174
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,835 2,645,102
CCO Holdings LLC
(c)
5.13%, 05/01/27 .................. USD 13,765 13,547,736
5.38%, 06/01/29 .................. 13,241 12,760,260
6.38%, 09/01/29 .................. 60,455 60,526,639
4.75%, 03/01/30 .................. 2,743 2,523,112
4.50%, 08/15/30 .................. 7,671 6,953,589
4.25%, 02/01/31 .................. 20,692 18,244,747
7.38%, 03/01/31 .................. 69,708 71,372,209
4.25%, 01/15/34 .................. 24,486 20,084,886
Cellnex Telecom SA
(b)(l)
2.13%, 08/11/30 .................. EUR 3,300 3,898,035
0.75%, 11/20/31 .................. 2,600 2,547,818
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 .................. USD 14,491 14,549,935
5.00%, 05/01/28 .................. 28,027 27,774,197
8.75%, 05/15/30 .................. 87,511 93,257,322
8.63%, 03/15/31 .................. 28,421 30,640,396
Global Switch Finance BV, 1.38%
,
10/07/30
(b)
. EUR 2,080 2,124,595
Iliad Holding SASU
6.50%, 10/15/26
(c)
................. USD 19,643 19,857,128
7.00%, 10/15/28
(c)
................. 10,590 10,773,387
6.88%, 04/15/31
(b)
................. EUR 2,834 3,351,834
8.50%, 04/15/31
(c)
................. USD 41,999 45,174,377
Iliad SA
(b)
5.38%, 06/14/27 .................. EUR 3,000 3,465,581
1.88%, 02/11/28 .................. 400 418,043
5.38%, 02/15/29 .................. 2,800 3,257,077
5.63%, 02/15/30 .................. 800 940,658
5.38%, 05/02/31 .................. 1,200 1,397,560
Infrastrutture Wireless Italiane SpA
(b)
1.63%, 10/21/28 .................. 2,808 2,949,059
1.75%, 04/19/31 .................. 669 680,433
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(b)
1,487 1,653,185
Level 3 Financing, Inc.
(c)
10.50%, 04/15/29 ................. USD 66,372 72,348,722
4.88%, 06/15/29 .................. 25,462 21,388,080
11.00%, 11/15/29 ................. 68,394 75,752,080
10.50%, 05/15/30 ................. 71,442 76,889,452
10.75%, 12/15/30 ................. 16,799 18,435,733
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 .................. EUR 2,788 3,083,693
5.75%, 04/30/29 .................. 4,560 5,284,586
Lumen Technologies, Inc.
(c)
4.13%, 04/15/29 .................. USD 10,450 8,778,076
4.13%, 04/15/30 .................. 10,451 8,436,214
Optics Bidco SpA
6.88%, 02/15/28
(b)
................. EUR 1,016 1,229,919
7.88%, 07/31/28
(b)
................. 1,488 1,871,587
Series 2033, 6.38%, 11/15/33
(c)
........ USD 5,637 5,847,147
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series 2034, 6.00%, 09/30/34
(c)
........ USD 16,412 $ 16,614,180
7.20%, 07/18/36
(c)
................. 16,249 17,486,654
7.72%, 06/04/38
(c)
................. 6,228 6,886,617
5.25%, 03/17/55 .................. EUR 400 439,724
RCS & RDS SA, 3.25%
,
02/05/28
(b)
........ 900 961,010
Sable International Finance Ltd.
(c)
5.75%, 09/07/27 .................. USD 2,250 2,237,355
7.13%, 10/15/32 .................. 31,501 31,564,947
Telecom Italia SpA
(b)
2.75%, 04/15/25 .................. EUR 2,338 2,586,930
3.00%, 09/30/25 .................. 1,000 1,106,090
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................. GBP 777 976,481
4.13%, 08/15/30
(b)
................. 835 965,646
4.50%, 08/15/30
(c)
................. USD 4,260 3,789,443
Windstream Escrow LLC
(c)
7.75%, 08/15/28 .................. 25,419 25,442,894
8.25%, 10/01/31 .................. 16,264 16,534,503
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 .................. 57,573 51,495,767
6.13%, 03/01/28 .................. 26,183 21,731,890
1,130,241,426
Electric Utilities — 0.8%
Alpha Generation LLC, 6.75%
,
10/15/32
(c)
... 21,474 21,776,729
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%
,
09/01/54
(a)
........... 19,774 20,531,344
EDP SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ EUR 1,700 1,914,117
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63%, 09/16/54 ................ 2,100 2,343,492
(5-Year EUR Swap Annual + 1.84%), 1.70%,
07/20/80 ..................... 800 874,523
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... 2,700 2,896,216
(5-Year EUR Swap Annual + 3.18%), 5.94%,
04/23/83 ..................... 400 468,916
FirstEnergy Corp., 4.00%
,
05/01/26
(l)
....... USD 36,642 38,345,853
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(b)(k)
.......... EUR 2,100 2,256,967
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%
,
06/15/54
(a)
...................... USD 19,140 20,653,8 21
NRG Energy, Inc., 7.00%
,
03/15/33
(c)
...... 5,118 5,685,381
Pattern Energy Operations LP, 4.50%
,
08/15/28
(c)
...................... 8,196 7,928,710
PG&E Corp.
4.25%, 12/01/27
(c)(l)
................ 13,361 14,469,963
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
.................... 11,415 11,972,887
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a)(b)(k)
...................... EUR 1,725 1,963,388
Vistra Operations Co. LLC
(c)
7.75%, 10/15/31 .................. USD 19,024 20,481,200
6.88%, 04/15/32 .................. 28,939 30,441,745
205,005,252

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.2%
(c)
Sensata Technologies BV, 4.00%
,
04/15/29 .. USD 4,683 $ 4,464,199
Vertiv Group Corp., 4.13%
,
11/15/28 ....... 37,083 35,840,449
40,304,648
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, 5.55%
,
08/22/34 ............. 11,678 11,948,238
Coherent Corp., 5.00%
,
12/15/29
(c)
........ 24,935 24,380,675
Insight Enterprises, Inc., 6.63%
,
05/15/32
(c)
.. 9,772 10,199,857
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 .................. 34,122 32,609,310
3.75%, 02/15/31 .................. 5,654 5,176,498
6.63%, 07/15/32 .................. 29,693 30,956,794
Zebra Technologies Corp., 6.50%
,
06/01/32
(c)
. 7,194 7,510,881
122,782,253
Energy Equipment & Services — 2.3%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 1,146 1,149,592
6.25%, 04/01/28 .................. 49,655 49,901,736
6.63%, 09/01/32 .................. 30,162 30,930,859
Borr IHC Ltd.
(c)
10.00%, 11/15/28 ................. 16,176 16,681,223
10.38%, 11/15/30 ................. 11,158 11,766,394
Diamond Foreign Asset Co., 8.50%
,
10/01/30
(c)
12,295 12,846,541
Enerflex Ltd., 9.00%
,
10/15/27
(c)
.......... 12,913 13,321,135
Kodiak Gas Services LLC, 7.25%
,
02/15/29
(c)
. 37,653 38,967,203
Nabors Industries Ltd., 7.50%
,
01/15/28
(c)
... 11,079 10,380,445
Nabors Industries, Inc.
(c)
7.38%, 05/15/27 .................. 10,921 10,945,332
9.13%, 01/31/30 .................. 9,801 10,107,752
8.88%, 08/15/31 .................. 3,736 3,553,963
Noble Finance II LLC, 8.00%
,
04/15/30
(c)
.... 33,330 34,389,686
Oceaneering International, Inc., 6.00%
,
02/01/28 ....................... 4,248 4,256,139
OEG Finance plc, 7.25%
,
09/27/29
(b)
....... EUR 1,272 1,440,281
Precision Drilling Corp., 6.88%
,
01/15/29
(c)
... USD 703 701,538
Seadrill Finance Ltd., 8.38%
,
08/01/30
(c)
.... 9,646 10,069,382
Star Holding LLC, 8.75%
,
08/01/31
(c)
....... 16,420 15,658,112
Transocean Aquila Ltd., 8.00%
,
09/30/28
(c)
... 7,719 7,895,555
Transocean Titan Financing Ltd., 8.38%
,
02/01/28
(c)
...................... 4,287 4,415,657
Transocean, Inc.
(c)
8.00%, 02/01/27 .................. 17,174 17,163,610
8.25%, 05/15/29 .................. 40,396 40,045,678
8.75%, 02/15/30 .................. 47,010 49,014,234
8.50%, 05/15/31 .................. 46,662 46,365,659
USA Compression Partners LP, 7.13%
,
03/15/29
(c)
...................... 29,678 30,566,916
Valaris Ltd., 8.38%
,
04/30/30
(c)
........... 51,299 52,838,175
Vallourec SACA, 7.50%
,
04/15/32
(c)
....... 22,167 23,514,177
Vantage Drilling International Ltd., 9.50%
,
02/15/28
(c)
...................... 15,723 15,824,744
Weatherford International Ltd., 8.63%
,
04/30/30
(c)
...................... 21,188 22,078,352
586,790,070
Entertainment — 0.4%
Banijay Entertainment SAS
7.00%, 05/01/29
(b)
................. EUR 1,661 1,943,700
8.13%, 05/01/29
(c)
................. USD 4,483 4,659,375
Cinemark USA, Inc., 7.00%
,
08/01/32
(c)
..... 6,856 7,157,383
Lions Gate Capital Holdings 1, Inc., 5.50%
,
04/15/29
(c)
...................... 13,501 12,120,055
Live Nation Entertainment, Inc.
(c)
6.50%, 05/15/27 .................. 32,684 33,337,451
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.75%, 10/15/27 .................. USD 13,808 $ 13,612,755
3.75%, 01/15/28 .................. 6,495 6,241,044
Odeon Finco plc, 12.75%
,
11/01/27
(c)
...... 17,241 18,116,481
Pinewood Finco plc
(b)
3.63%, 11/15/27 .................. GBP 560 706,705
6.00%, 03/27/30 .................. 2,874 3,853,111
Playtika Holding Corp., 4.25%
,
03/15/29
(c)
... USD 4,614 4,234,528
105,982,588
Financial Services — 3.1%
Block, Inc.
2.75%, 06/01/26 .................. 40,475 39,240,743
3.50%, 06/01/31 .................. 4,980 4,541,015
6.50%, 05/15/32
(c)
................. 107,564 112,008,330
Boost Newco Borrower LLC, 7.50%
,
01/15/31
(c)
64,393 69,096,715
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%
,
09/15/54
(a)
........... 15,828 15,990,870
Enact Holdings, Inc., 6.25%
,
05/28/29 ...... 5,341 5,545,365
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D , (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%
,
04/15/38
(a)(b)
..... EUR 469 527,375
Freedom Mortgage Corp., 12.25%
,
10/01/30
(c)
USD 6,131 6,866,444
Freedom Mortgage Holdings LLC
(c)
9.25%, 02/01/29 .................. 24,977 25,962,243
9.13%, 05/15/31 .................. 19,904 20,463,461
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 .................. EUR 759 569,027
7.75%, 11/01/25 .................. GBP 777 693,406
Global Payments, Inc., 1.50%
,
03/01/31
(c)(l)
... USD 36,023 34,401,965
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%
,
07/01/34
(c)
........ 9,261 9,479,848
Jefferies Finance LLC, 5.00%
,
08/15/28
(c)
... 16,778 15,952,699
Jerrold Finco plc, 5.25%
,
01/15/27
(b)
....... GBP 1,786 2,348,991
Midcap Financial I ssuer Trust, 6.50%
,
05/01/28
(c)
...................... USD 13,257 12,843,971
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 .................. 86,125 85,707,113
6.00%, 01/15/27 .................. 76 76,009
6.50%, 08/01/29 .................. 33,598 34,163,387
5.13%, 12/15/30 .................. 5,705 5,472,806
5.75%, 11/15/31 .................. 6,639 6,503,370
7.13%, 02/01/32 .................. 46,896 48,975,791
Nationwide Building Society
(a)(b)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 1,516 1,957,357
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 1,500 2,015,452
NCR Atleos Corp., 9.50%
,
04/01/29
(c)
...... USD 12,894 14,194,605
Nexi SpA
(b)
0.00%, 02/24/28
(l)(m)
................ EUR 4,200 4,067,576
2.13%, 04/30/29 .................. 1,292 1,341,270
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(a)(b)(f)
.................... 1,166 1,303,125
PennyMac Financial Services, Inc.
(c)
7.88%, 12/15/29 .................. USD 15,790 16,837,161
7.13%, 11/15/30 .................. 19,138 19,816,193
ProGroup AG
(b)
5.13%, 04/15/29 .................. EUR 984 1,072,084
5.38%, 04/15/31 .................. 1,265 1,371,633
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 .................. USD 48,639 46,697,195
3.88%, 03/01/31 .................. 5,937 5,466,435
4.00%, 10/15/33 .................. 6,904 6,167,243

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shift4 Payments LLC
(c)
4.63%, 11/01/26 .................. USD 19,613 $ 19,410,884
6.75%, 08/15/32 .................. 67,182 70,140,494
Shift4 Payments, Inc., 0.00%
,
12/15/25
(l)(m)
... 2,000 2,431,000
Stena International SA
(c)
7.25%, 01/15/31 .................. 2,325 2,443,184
7.63%, 02/15/31 .................. 1,028 1,078,808
Thames Water Utilities Finance plc, 4.00%
,
04/18/27
(b)
...................... EUR 961 786,342
Titanium 2l Bondco SARL, 6.25%
,
(6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 5,120 1,549,398
Worldline SA, 0.00%
,
07/30/26
(b)(l)(m)
....... 5,113 5,165,057
782,743,440
Food Products — 1.0%
B&G Foods, Inc., 8.00%
,
09/15/28
(c)
....... USD 5,501 5,754,321
Boparan Finance plc, 7.63%
,
11/30/25
(b)
.... GBP 1,030 1,354,681
Chobani LLC
(c)
4.63%, 11/15/28 .................. USD 43,525 42,387,326
7.63%, 07/01/29 .................. 70,043 73,553,625
Darling Global Finance BV, 3.63%
,
05/15/26
(b)
EUR 4,402 4,877,056
Darling Ingredients, Inc., 6.00%
,
06/15/30
(c)
.. USD 19,297 19,480,591
Fiesta Purchaser, Inc.
(c)
7.88%, 03/01/31 .................. 6,248 6,628,291
9.63%, 09/15/32 .................. 8,564 8,864,918
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 8,545 8,489,671
4.13%, 01/31/30 .................. 10,925 10,247,225
4.38%, 01/31/32 .................. 18,774 17,414,348
Post Holdings, Inc.
(c)
4.63%, 04/15/30 .................. 1,289 1,233,392
4.50%, 09/15/31 .................. 2,107 1,968,377
6.25%, 02/15/32 .................. 16,609 17,102,420
6.38%, 03/01/33 .................. 15,236 15,484,621
6.25%, 10/15/34 .................. 13,315 13,398,937
Simmons Foods, Inc., 4.63%
,
03/01/29
(c)
.... 9,175 8,704,911
Tereos Finance Groupe I SA
(b)
4.75%, 04/30/27 .................. EUR 252 279,451
7.25%, 04/15/28 .................. 1,933 2,235,205
259,459,367
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%
,
10/15/54
(a)(c)
................ USD 20,932 21,379,599
AmeriGas Partners LP, 9.38%
,
06/01/28
(c)
... 3,430 3,601,946
Snam SpA , (5-Year EURIBOR ICE Swap Rate +
2.16%), 4.50%
(a)(b)(k)
................ EUR 1,100 1,237,327
Suburban Propane Partners LP, 5.00%
,
06/01/31
(c)
...................... USD 4,099 3,821,672
UGI International LLC, 2.50%
,
12/01/29
(b)
... EUR 1,574 1,632,675
31,673,219
Ground Transportation — 0.5%
Albion Financing 1 SARL, 6.13%
,
10/15/26
(c)
. USD 10,529 10,563,061
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 .................. EUR 2,400 2,598,092
6.13%, 11/30/28 .................. GBP 2,264 2,875,785
Boels Topholding BV
(b)
6.25%, 02/15/29 .................. EUR 1,589 1,836,239
5.75%, 05/15/30 .................. 1,399 1,600,434
Brightline East LLC, 11.00%
,
01/31/30
(c)
..... USD 13,279 11,287,772
EC Finance plc, 3.00%
,
10/15/26
(b)
........ EUR 1,041 1,125,126
Genesee & Wyoming, Inc., 6.25%
,
04/15/32
(c)
. USD 29,794 30,638,635
GN Bondco LLC, 9.50%
,
10/15/31
(c)
....... 8,927 9,396,480
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Loxam SAS
(b)
6.38%, 05/15/28 .................. EUR 1,768 $ 2,044,311
6.38%, 05/31/29 .................. 1,403 1,632,028
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(k)
.. GBP 2,268 2,752,937
3.63%, 11/20/28
(g)
................. 714 860,306
4.88%, 09/26/31 .................. EUR 320 350,856
SGL Group ApS , (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%
,
04/22/30
(a)
...... 2,275 2,538,747
Uber Technologies, Inc.
(l)
0.00%, 12/15/25
(m)
................ USD 6,105 6,730,763
Series 2028, 0.88%, 12/01/28
(c)
........ 31,674 39,655,848
Watco Cos. LLC, 7.13%
,
08/01/32
(c)
....... 8,603 8,966,666
137,454,086
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
................. EUR 5,701 6,291,809
3.88%, 07/15/28
(b)
................. 1,235 1,369,049
4.63%, 07/15/28
(c)
................. USD 22,513 22,004,038
3.88%, 11/01/29
(c)
................. 13,639 12,904,800
Bausch + Lomb Corp., 8.38%
,
10/01/28
(c)
... 75,480 79,820,100
Medline Borrower LP
(c)
3.88%, 04/01/29 .................. 26,017 24,631,972
6.25%, 04/01/29 .................. 30,851 31,786,747
5.25%, 10/01/29 .................. 95,982 94,175,878
Neogen Food Safety Corp., 8.63%
,
07/20/30
(c)
10,428 11,542,034
Sotera Health Holdings LLC, 7.38%
,
06/01/31
(c)
12,116 12,582,575
Teleflex, Inc., 4.25%
,
06/01/28
(c)
.......... 3,023 2,927,817
300,036,819
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 5.00%
,
04/15/29
(c)
2,247 2,139,796
AHP Health Partners, Inc., 5.75%
,
07/15/29
(c)
. 24,977 24,426,100
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 13.17%
(a)(b)
(k)
............................ GBP 2,500 3,275,527
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 .................. USD 65,051 64,014,621
6.00%, 01/15/29 .................. 30,070 29,191,655
5.25%, 05/15/30 .................. 43,866 40,370,112
4.75%, 02/15/31 .................. 16,784 14,753,924
10.88%, 01/15/32 ................. 49,640 54,702,535
Concentra Escrow Issuer Corp., 6.88%
,
07/15/32
(c)
...................... 23,866 25,095,409
DaVita, Inc., 6.88%
,
09/01/32
(c)
.......... 11,172 11,541,290
Encompass Health Corp.
4.75%, 02/01/30 .................. 16,363 15,993,552
4.63%, 04/01/31 .................. 5,903 5,652,420
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(b)
... EUR 2,828 3,393,815
HAH Group Holding Co. LLC, 9.75%
,
10/01/31
(c)
USD 8,619 8,690,754
HCA, Inc., 5.45%
,
09/15/34 ............. 4,315 4,439,873
HealthEquity, Inc., 4.50%
,
10/01/29
(c)
...... 36,863 35,625,793
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 .................. 18,644 20,527,123
11.00%, 10/15/30 ................. 45,396 51,224,211
10.00%, 06/01/32 ................. 16,764 18,429,788
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 3,312 3,219,837
3.88%, 11/15/30 .................. 4,310 4,003,639
3.88%, 05/15/32 .................. 8,274 7,566,800
Option Care Health, Inc., 4.38%
,
10/31/29
(c)
.. 11,313 10,748,633
Star Parent, Inc., 9.00%
,
10/01/30
(c)
....... 56,479 60,634,668

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%
,
04/15/32
(c)
...................... USD 51,557 $ 53,813,805
Tenet Healthcare Corp., 6.75%
,
05/15/31 .... 57,344 59,773,723
US Acute Care Solutions LLC, 9.75%
,
05/15/29
(c)
...................... 20,331 21,058,016
654,307,419
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.50%, 03/24/26 .................. GBP 13,667 16,497,418
5.25%, 08/01/26 .................. USD 3,430 3,265,892
5.00%, 10/15/27 .................. 4,145 3,718,387
4.63%, 08/01/29 .................. 22,310 17,944,663
3.50%, 03/15/31 .................. 31,834 23,247,785
64,674,145
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(b)
................. EUR 2,964 3,223,953
5.00%, 05/15/27
(c)
................. USD 473 470,119
2.25%, 03/15/29
(b)
................. EUR 600 626,708
6.50%, 05/15/30
(c)
................. USD 7,391 7,711,385
12,032,165
Hotel & Resort REITs — 1.1%
Host Hotels & Resorts LP, 5.50%
,
04/15/35 .. 14,572 14,783,241
Park Intermediate Holdings LLC, 7.00%
,
02/01/30
(c)
...................... 13,761 14,304,270
Pebblebrook Hotel LP, 6.38%
,
10/15/29
(c)
.... 7,868 7,920,047
Pebblebrook Hotel Trust, 1.75%
,
12/15/26
(l)
.. 885 811,545
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 24,217 23,921,550
7.25%, 07/15/28
(c)
................. 19,469 20,371,953
4.50%, 02/15/29
(c)
................. 11,328 10,960,783
6.50%, 04/01/32
(c)
................. 48,158 49,767,729
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. 3,645 3,564,419
4.00%, 09/15/29 .................. 2,470 2,273,704
Service Properties Trust
8.63%, 11/15/31
(c)
................. 83,667 90,984,432
8.88%, 06/15/32 .................. 28,878 27,584,756
267,248,429
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC
(c)
3.88%, 01/15/28 .................. 1,368 1,314,551
4.38%, 01/15/28 .................. 11,148 10,830,449
5.63%, 09/15/29 .................. 12,441 12,620,767
4.00%, 10/15/30 .................. 17,901 16,507,241
Accor SA, (5-Year EURIBOR ICE Swap Rate +
2.67%), 4.88%
(a)(b)(k)
................ EUR 600 675,304
Acushnet Co., 7.38%
,
10/15/28
(c)
......... USD 2,008 2,116,739
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(c)
................. 8,600 8,987,172
7.25%, 04/30/30
(b)
................. EUR 2,572 3,034,803
Aramark International Finance SARL, 3.13%
,
04/01/25
(b)
...................... 7,876 8,720,090
Bertrand Franchise Finance SAS
(b)
6.50%, 07/18/30 .................. 659 759,607
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49%, 07/18/30
(a)
............... 1,934 2,168,171
Boyd Gaming Corp., 4.75%
,
12/01/27 ...... USD 2,714 2,683,287
Boyne USA, Inc., 4.75%
,
05/15/29
(c)
....... 20,493 19,700,554
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 .................. 18,729 19,114,649
4.63%, 10/15/29 .................. 233 221,634
7.00%, 02/15/30 .................. 79,879 83,449,272
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.50%, 02/15/32 .................. USD 41,293 $ 42,714,057
Carnival Corp.
(c)
5.75%, 03/01/27 .................. 8,694 8,804,870
4.00%, 08/01/28 .................. 13,488 12,984,628
6.00%, 05/01/29 .................. 43,167 43,736,774
7.00%, 08/15/29 .................. 8,097 8,603,063
Carnival Holdings Bermuda Ltd., 10.38%
,
05/01/28
(c)
...................... 146,508 158,092,143
Carnival plc, 1.00%
,
10/28/29 ........... EUR 468 452,225
Cedar Fair LP
5.38%, 04/15/27 .................. USD 31 30,912
5.25%, 07/15/29 .................. 1,701 1,671,301
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 8,339 8,307,580
4.75%, 01/15/28 .................. 28,101 27,552,836
5.75%, 04/01/30 .................. 46,105 46,155,506
6.75%, 05/01/31 .................. 30,024 31,004,524
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ................. EUR 366 431,488
7.88%, 07/31/28 .................. 494 583,495
(3-mo. EURIBOR + 4.50%), 8.14%,
07/31/28
(a)
.................... 1,116 1,254,748
6.50%, 03/15/29 .................. 587 684,201
Codere New Holdco SA
(d)(e)
7.50%, 11/30/27
(b)
................. 558 5,586
7.50%, 11/30/27
(c)
................. 407 3,272
CPUK Finance Ltd.
(b)
3.59%, 08/28/25 .................. GBP 292 384,416
4.50%, 08/28/27 .................. 620 779,175
7.88%, 08/28/29 .................. 517 707,878
Deuce Finco plc, 5.50%
,
06/15/27
(b)
....... 1,223 1,604,636
Elior Group SA, 3.75%
,
07/15/26
(b)
........ EUR 1,326 1,460,539
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 .................. USD 18,423 17,590,800
6.75%, 01/15/30 .................. 8,122 7,566,925
Flutter Treasury DAC, 6.38%
,
04/29/29
(c)
.... 8,923 9,239,088
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(c)
................. 4,545 4,307,964
4.88%, 01/15/30 .................. 3,024 2,983,890
4.00%, 05/01/31
(c)
................. 2,177 2,035,622
3.63%, 02/15/32
(c)
................. 3,976 3,592,012
6.13%, 04/01/32
(c)
................. 8,950 9,215,547
5.88%, 03/15/33
(c)
................. 43,102 43,918,857
Inter Media & Communication SpA, 6.75%
,
02/09/27
(b)
...................... EUR 2,051 2,314,334
International Game Technology plc, 5.25%
,
01/15/29
(c)
...................... USD 969 965,258
Light & Wonder International, Inc.
(c)
7.25%, 11/15/29 .................. 3,781 3,911,913
7.50%, 09/01/31 .................. 10,036 10,526,560
Lindblad Expeditions Holdings, Inc., 9.00%
,
05/15/28
(c)
...................... 11,227 11,747,113
Lindblad Expeditions LLC, 6.75%
,
02/15/27
(c)
. 11,484 11,562,149
Lottomatica SpA
(b)
5.38%, 06/01/30 .................. EUR 644 742,308
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.50%, 12/15/30
(a)
............... 1,356 1,521,089
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76%, 06/01/31
(a)
............... 933 1,046,412
MajorDrive Holdings IV LLC, 6.38%
,
06/01/29
(c)
USD 18,522 18,015,942
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 .................. 12,056 11,931,673
5.63%, 07/17/27 .................. 800 778,750
5.75%, 07/21/28 .................. 3,400 3,285,250
5.38%, 12/04/29 .................. 29,198 27,409,622

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.63%, 04/17/32 .................. USD 17,566 $ 18,086,393
Merlin Entertainments Group US Holdings, Inc.,
7.38%
,
02/15/31
(c)
................. 25,340 25,438,699
Merlin Entertainments Ltd., 5.75%
,
06/15/26
(c)
2,000 1,975,871
MGM China Holdings Ltd.
(c)
4.75%, 02/01/27 .................. 9,538 9,281,666
7.13%, 06/26/31 .................. 5,787 5,964,256
MGM Resorts International, 6.13%
,
09/15/29 . 30,044 30,417,942
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(c)
...................... 4,792 4,596,349
Motion Finco SARL, 7.38%
,
06/15/30
(b)
..... EUR 1,157 1,303,176
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 .................. USD 17,738 17,739,092
8.13%, 01/15/29 .................. 7,109 7,600,936
7.75%, 02/15/29 .................. 3,713 3,978,862
6.25%, 03/01/30 .................. 19,795 19,773,014
NCL Finance Ltd., 6.13%
,
03/15/28
(c)
...... 7,852 8,009,035
Pinnacle Bidco plc
(b)
8.25%, 10/11/28 .................. EUR 498 587,471
10.00%, 10/11/28 ................. GBP 659 939,420
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. USD 5,317 3,977,352
5.88%, 09/01/31 .................. 9,034 6,165,998
Raising Cane's Restaurants LLC, 9.38%
,
05/01/29
(c)
...................... 8,084 8,753,606
Raptor Acquisition Corp., 4.88%
,
11/01/26
(c)
.. 4,544 4,410,674
Royal Caribbean Cruises Ltd.
(c)
4.25%, 07/01/26 .................. 4,604 4,552,047
5.50%, 04/01/28 .................. 4,489 4,545,916
5.63%, 09/30/31 .................. 76,663 77,669,202
6.25%, 03/15/32 .................. 7,853 8,146,223
6.00%, 02/01/33 .................. 59,243 60,734,976
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 .................. 26,626 26,189,976
11.25%, 12/15/27 ................. 1,580 1,639,496
Scientific Games Holdings LP, 6.63%
,
03/01/30
(c)
...................... 10,609 10,528,905
Six Flags Entertainment Corp.
(c)
7.25%, 05/15/31 .................. 28,668 29,692,021
6.63%, 05/01/32 .................. 6,065 6,280,932
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(c)
1,991 1,992,565
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 9,401 9,077,880
4.63%, 12/01/31 .................. 17,586 16,307,716
6.63%, 03/15/32 .................. 10,792 11,032,068
Stonegate Pub Co. Financing 2019 plc
(b)
(3-mo. EURIBOR + 6.63%), 10.17%,
07/31/29
(a)
.................... EUR 976 1,108,435
10.75%, 07/31/29 ................. GBP 1,584 2,189,202
TUI AG, 5.88%
,
03/15/29
(b)
............. EUR 1,795 2,081,785
TUI Cruises GmbH
(b)
6.50%, 05/15/26 .................. 1,313 1,482,709
6.25%, 04/15/29 .................. 418 489,706
Vail Resorts, Inc., 6.50%
,
05/15/32
(c)
....... USD 22,080 23,071,812
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 .................. 12,325 12,316,389
9.13%, 07/15/31 .................. 45,185 49,412,011
Viking Ocean Cruises Ship VII Ltd., 5.63%
,
02/15/29
(c)
...................... 8,471 8,443,089
Wyndham Hotels & Resorts, Inc., 4.38%
,
08/15/28
(c)
...................... 3,416 3,295,131
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 .................. 10,758 10,680,677
5.50%, 10/01/27 .................. 2,600 2,548,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.63%, 08/26/28 .................. USD 51,145 $ 49,677,138
4.50%, 03/07/29
(l)
................. 1,658 1,755,822
5.13%, 12/15/29 .................. 22,329 20,961,349
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 .................. 37,731 37,277,961
7.13%, 02/15/31 .................. 36,919 39,831,827
6.25%, 03/15/33 .................. 12,080 12,237,600
1,523,373,599
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
4.63%, 08/01/29 .................. 4,879 4,683,549
4.63%, 04/01/30 .................. 3,541 3,392,599
Beazer Homes USA, Inc., 7.50%
,
03/15/31
(c)
. 5,393 5,596,003
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 .................. 15,781 15,124,622
4.88%, 02/15/30 .................. 13,025 12,261,648
CD&R Smokey Buyer, Inc.
(c)
6.75%, 07/15/25 .................. 12,315 12,310,955
9.50%, 10/15/29 .................. 24,778 24,801,539
Dream Finders Homes, Inc., 8.25%
,
08/15/28
(c)
6,941 7,334,867
Empire Communities Corp., 9.75%
,
05/01/29
(c)
4,755 5,076,895
K. Hovnanian Enterprises, Inc., 11.75%
,
09/30/29
(c)
...................... 21,542 23,960,520
LGI Homes, Inc.
(c)
8.75%, 12/15/28 .................. 5,264 5,637,302
4.00%, 07/15/29 .................. 5,385 4,986,345
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 6,726 6,686,424
4.63%, 03/01/30 .................. 6,067 5,808,562
Meritage Homes Corp., 1.75%
,
05/15/28
(c)(l)
.. 1,647 1,875,110
New Home Co., Inc. (The), 9.25%
,
10/01/29
(c)
. 13,753 14,490,819
STL Holding Co. LLC, 8.75%
,
02/15/29
(c)
.... 7,436 7,910,461
Taylor Morrison Communities, Inc., 5.13%
,
08/01/30
(c)
...................... 4,190 4,162,927
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 6,690 6,239,046
3.88%, 10/15/31 .................. 653 582,063
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 103 103,096
5.70%, 06/15/28 .................. 3,737 3,804,621
176,829,973
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 .................. 3,050 3,022,009
4.13%, 10/15/30 .................. 608 565,227
4.13%, 04/30/31
(c)
................. 8,077 7,397,951
Kronos Acquisition Holdings, Inc., 8.25%
,
06/30/31
(c)
...................... 3,606 3,619,522
Spectrum Brands, Inc.
(c)
3.38%, 06/01/29
(l)
................. 14,033 14,527,555
3.88%, 03/15/31 .................. 2,001 1,751,862
30,884,126
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%
,
01/15/55
(a)
........... 19,967 21,006,100
Calpine Corp.
(c)
5.13%, 03/15/28 .................. 21,391 21,093,505
4.63%, 02/01/29 .................. 629 607,512
5.00%, 02/01/31 .................. 4,681 4,532,303
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 .................. 2,311 2,267,650
3.75%, 01/15/32 .................. 22,410 20,278,862

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Lightning Power LLC, 7.25%
,
08/15/32
(c)
.... USD 5,671 $ 5,963,266
NextEra Energy Partners LP
(c)(l)
0.00%, 11/15/25
(m)
................. 57,296 53,514,464
2.50%, 06/15/26 .................. 13,855 13,023,108
Talen Energy Supply LLC, 8.63%
,
06/01/30
(c)
. 6,946 7,569,904
TransAlta Corp., 7.75%
,
11/15/29 ......... 2,055 2,170,633
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(c)(k)
...................... 11,499 12,045,639
164,072,946
Insurance — 5.5%
Acrisure LLC, 7.50%
,
11/06/30
(c)
.......... 18,670 19,213,204
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 .................. 57,673 55,211,170
6.75%, 10/15/27 .................. 104,771 104,378,109
6.75%, 04/15/28 .................. 11,137 11,317,341
5.88%, 11/01/29 .................. 57,751 55,456,074
7.00%, 01/15/31 .................. 59,499 61,140,756
7.38%, 10/01/32 .................. 29,132 29,535,553
AmWINS Group, Inc.
(c)
6.38%, 02/15/29 .................. 8,428 8,633,618
4.88%, 06/30/29 .................. 8,311 7,969,364
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
................. EUR 5,694 6,425,428
7.75%, 02/15/31
(c)
................. USD 42,248 43,672,729
Ardonagh Group Finance Ltd., 8.88%
,
02/15/32
(c)
...................... 37,992 39,265,090
AssuredPartners, Inc., 7.50%
,
02/15/32
(c)
.... 26,279 27,008,321
Baldwin Insurance Group Holdings LLC, 7.13%
,
05/15/31
(c)
...................... 4,797 5,047,432
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
...................... GBP 700 708,992
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(b)
...... 3,193 4,236,865
Howden UK Refinance plc
(c)
7.25%, 02/15/31 .................. USD 101,368 105,186,025
8.13%, 02/15/32 .................. 53,319 54,810,386
HUB International Ltd.
(c)
7.25%, 06/15/30 .................. 204,449 213,011,393
7.38%, 01/31/32 .................. 252,270 260,492,741
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(b)
. EUR 1,196 1,184,642
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 .................. USD 30,488 32,619,264
10.50%, 12/15/30 ................. 25,865 28,127,696
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(c)
163,037 171,010,977
Phoenix Group Holdings plc , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(b)(k)
......... 2,570 2,687,744
Ryan Specialty LLC
(c)
4.38%, 02/01/30 .................. 7,803 7,519,751
5.88%, 08/01/32 .................. 17,893 18,191,115
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(b)
EUR 1,300 1,477,108
USI, Inc., 7.50%
,
01/15/32
(c)
............ USD 30,888 31,998,393
1,407,537,281
IT Services — 0.9%
Acuris Finance US, Inc.
(c)
5.00%, 05/01/28 .................. 26,589 24,352,238
9.00%, 08/01/29 .................. 7,506 7,543,530
Amentum Escrow Corp., 7.25%
,
08/01/32
(c)
.. 22,610 23,596,542
Atos SE
(b)(d)(e)
0.00%, 11/06/24
(l)(m)
................ EUR 1,200 86,826
1.75%, 05/07/25 .................. 1,700 144,700
Security
Par (000)
Par (000) Value
IT Services (continued)
2.50%, 11/07/28 .................. EUR 1,300 $ 71,910
1.00%, 11/12/29 .................. 1,000 75,828
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
.... USD 31,277 30,835,681
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 16,342 15,555,484
5.63%, 09/15/28 .................. 5,738 5,389,002
Fortress Intermediate 3, Inc., 7.50%
,
06/01/31
(c)
42,613 44,957,865
ION Trading Technologies SARL, 9.50%
,
05/30/29
(c)
...................... 6,263 6,411,240
Snowflake, Inc.
(c)(l)(m)
0.00%, 10/01/27 .................. 24,714 25,628,418
0.00%, 10/01/29 .................. 24,714 25,393,635
Twilio, Inc.
3.63%, 03/15/29 .................. 6,443 5,994,790
3.88%, 03/15/31 .................. 11,940 11,030,530
United Group BV
(b)
3.13%, 02/15/26 .................. EUR 805 883,993
4.00%, 11/15/27 .................. 597 648,801
6.75%, 02/15/31 .................. 787 908,901
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.79%, 02/15/31
(a)
............... 1,278 1,419,049
230,928,963
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%
,
03/15/31 .................. USD 3,131 2,886,330
Fortrea Holdings, Inc., 7.50%
,
07/01/30 ..... 8,206 8,259,873
11,146,203
Machinery — 1.3%
Amsted Industries, Inc., 5.63%
,
07/01/27
(c)
... 4,195 4,183,778
ATS Corp., 4.13%
,
12/15/28
(c)
........... 4,992 4,700,188
Chart Industries, Inc.
(c)
7.50%, 01/01/30 .................. 40,617 42,807,312
9.50%, 01/01/31 .................. 2,417 2,634,342
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(b)
. EUR 1,107 1,239,959
Esab Corp., 6.25%
,
04/15/29
(c)
........... USD 16,265 16,705,098
GrafTech Global Enterprises, Inc., 9.88%
,
12/15/28
(c)
...................... 8,471 6,785,167
Husky Injection Molding Systems Ltd., 9.00%
,
02/15/29
(c)
...................... 53,324 55,644,181
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 .................. EUR 303 327,937
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%, 04/15/29
(a)
............... 2,563 2,885,385
Manitowoc Co., Inc. (The), 9.25%
,
10/01/31
(c)
. USD 8,672 8,888,800
Mueller Water Products, Inc., 4.00%
,
06/15/29
(c)
2,374 2,264,477
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.91%
,
07/15/29
(a)(b)
EUR 1,473 1,606,877
Roller Bearing Co. of America, Inc., 4.38%
,
10/15/29
(c)
...................... USD 6,964 6,681,124
Terex Corp.
(c)
5.00%, 05/15/29 .................. 17,945 17,515,274
6.25%, 10/15/32 .................. 15,075 15,075,000
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................. EUR 8,231 9,139,876
7.63%, 07/15/28
(c)
................. USD 28,733 28,916,316
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................. EUR 13,573 14,982,778
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(c)
USD 88,950 87,989,945
Wabash National Corp., 4.50%
,
10/15/28
(c)
... 10,665 9,770,358
340,744,172
Marine Transportation — 0.0%
Danaos Corp. , 8.50%
,
03/01/28
(c)
......... 2,342 2,410,698

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 4.1%
Adelphia Communications Corp., Escrow,
Series B, 10.50%
,
07/15/04
(d)(e)(f)
........ USD 800 $ —
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
................ 5,319 4,866,885
1.13%, 03/15/28
(l)
................. 23,262 18,717,295
4.00%, 11/15/30
(c)
................. 2,617 2,086,076
Century Communications Corp. Escrow, 0.00%
,
03/15/13
(d)(e)(f)
.................... 625 —
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 .................. 16,134 15,861,460
7.75%, 04/15/28 .................. 11,557 10,341,307
9.00%, 09/15/28 .................. 39,358 41,842,198
7.50%, 06/01/29 .................. 50,586 43,567,648
7.88%, 04/01/30 .................. 53,631 56,081,722
CMG Media Corp., 8.88%
,
12/15/27
(c)
...... 8,029 4,696,965
CSC Holdings LLC
(c)
5.50%, 04/15/27 .................. 5,566 4,895,031
5.38%, 02/01/28 .................. 7,800 6,570,464
11.25%, 05/15/28 ................. 77,610 74,918,252
11.75%, 01/31/29 ................. 53,615 51,823,784
4.13%, 12/01/30 .................. 4,062 2,960,204
3.38%, 02/15/31 .................. 7,591 5,382,399
4.50%, 11/15/31 .................. 18,000 13,103,843
DirecTV Financing LLC, 5.88%
,
08/15/27
(c)
... 44,807 43,992,962
DISH DBS Corp.
(c)
5.25%, 12/01/26 .................. 46,105 42,606,706
5.75%, 12/01/28 .................. 39,016 34,089,098
DISH Network Corp., 11.75%
,
11/15/27
(c)
.... 66,500 69,793,762
GCI LLC, 4.75%
,
10/15/28
(c)
............ 4,436 4,259,877
Gray Television, Inc., 10.50%
,
07/15/29
(c)
.... 46,436 48,500,684
Lamar Media Corp.
4.00%, 02/15/30 .................. 3,436 3,236,833
3.63%, 01/15/31 .................. 3,635 3,322,199
LCPR Senior Secured Financing DAC, 6.75%
,
10/15/27
(c)
...................... 28,864 26,411,371
Midcontinent Communications, 8.00%
,
08/15/32
(c)
...................... 28,318 28,822,542
Neptune Bidco US, Inc., 9.29%
,
04/15/29
(c)
.. 51,802 50,742,647
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. 15,764 15,674,115
4.25%, 01/15/29 .................. 22,417 21,344,313
4.63%, 03/15/30 .................. 11,275 10,713,392
7.38%, 02/15/31 .................. 16,581 17,700,052
Radiate Holdco LLC, 4.50%
,
09/15/26
(c)
..... 8,933 7,620,972
SES SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(k)
...................... EUR 2,051 2,166,171
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00%, 09/12/54 ................ 2,325 2,434,298
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. USD 24,175 23,356,892
5.00%, 08/01/27 .................. 50,126 49,312,746
4.00%, 07/15/28 .................. 5,559 5,244,608
Stagwell Global LLC, 5.63%
,
08/15/29
(c)
.... 1,543 1,491,801
Summer BidCo BV, 10.00%
,
(10.00% Cash or
10.75% PIK), 02/15/29
(b)(j)
............ EUR 542 613,662
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(c)
..... USD 18,905 17,887,533
Tele Columbus AG, 10.00%
,
(10.00% Cash or
10.00% PIK), 01/01/29
(a)(b)(j)
........... EUR 4,522 3,898,150
Telenet Finance Luxembourg Notes SARL,
5.50%
,
03/01/28
(c)
................. USD 7,200 7,039,699
Univision Communications, Inc.
(c)
6.63%, 06/01/27 .................. 31,586 31,624,661
8.00%, 08/15/28 .................. 42,621 43,578,481
Security
Par (000)
Par (000) Value
Media (continued)
8.50%, 07/31/31 .................. USD 35,591 $ 35,670,501
Virgin Media Vendor Financing Notes III DAC,
4.88%
,
07/15/28
(b)
................. GBP 1,638 2,023,161
Virgin Media Vendor Financing Notes IV DAC,
5.00%
,
07/15/28
(c)
................. USD 19,420 18,716,264
VZ Secured Financing BV, 3.50%
,
01/15/32
(b)
. EUR 1,737 1,782,203
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(b)
270 277,660
Ziggo Bond Co. BV, 5.13%
,
02/28/30
(c)
..... USD 3,386 3,121,175
Ziggo BV
2.88%, 01/15/30
(b)
................. EUR 1,250 1,285,702
4.88%, 01/15/30
(c)
................. USD 2,105 2,000,210
1,040,072,636
Metals & Mining — 2.3%
Arsenal AIC Parent LLC
(c)
8.00%, 10/01/30 .................. 8,910 9,561,170
11.50%, 10/01/31 ................. 64,787 73,223,472
ATI, Inc.
5.88%, 12/01/27 .................. 6,041 6,033,069
4.88%, 10/01/29 .................. 7,847 7,584,306
7.25%, 08/15/30 .................. 23,800 25,343,121
5.13%, 10/01/31 .................. 17,354 16,857,960
Big River Steel LLC, 6.63%
,
01/31/29
(c)
..... 64,931 65,782,115
Carpenter Technology Corp., 7.63%
,
03/15/30 22,590 23,653,379
Constellium SE
5.63%, 06/15/28
(c)
................. 17,260 17,222,939
3.75%, 04/15/29
(c)
................. 41,739 38,978,379
5.38%, 08/15/32
(b)
................. EUR 1,878 2,151,120
6.38%, 08/15/32
(c)
................. USD 25,392 26,060,419
ERO Copper Corp., 6.50%
,
02/15/30
(c)
..... 17,376 17,277,131
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(c)
42,241 44,775,460
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. 11,773 11,385,710
4.50%, 06/01/31 .................. 46,447 42,494,880
Mineral Resources Ltd., 9.25%
,
10/01/28
(c)
... 1,710 1,820,789
New Gold, Inc., 7.50%
,
07/15/27
(c)
........ 29,930 30,521,417
Novelis Corp.
(c)
3.25%, 11/15/26 .................. 56,506 54,526,764
4.75%, 01/30/30 .................. 35,783 34,691,830
3.88%, 08/15/31 .................. 28,489 26,043,561
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(b)
EUR 13,100 13,922,534
589,911,525
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(c)
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 .................. USD 2,906 2,834,577
4.75%, 06/15/29 .................. 2,098 2,049,060
7.00%, 07/15/31 .................. 14,905 15,802,728
Starwood Property Trust, Inc.
4.38%, 01/15/27 .................. 2,356 2,295,886
7.25%, 04/01/29 .................. 8,509 8,922,214
6.00%, 04/15/30 .................. 5,849 5,851,381
37,755,846
Multi-Utilities — 0.2%
(a)
A2A SpA , (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b)(k)
................. EUR 2,050 2,327,483
CenterPoint Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................ USD 15,977 16,474,891
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................ 7,992 8,301,578

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Centrica plc, ( 5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%
,
05/21/55
(b)
...................... GBP 1,447 $ 1,983,415
Dominion Energy, Inc., Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%
,
06/01/54 ..... USD 10,165 11,098,421
40,185,788
Oil, Gas & Consumable Fuels — 8.4%
Aethon United BR LP
(c)
8.25%, 02/15/26 .................. 28,830 29,170,655
7.50%, 10/01/29 .................. 24,986 25,317,057
Antero Midstream Partners LP
(c)
5.38%, 06/15/29 .................. 10,538 10,427,215
6.63%, 02/01/32 .................. 14,601 15,111,831
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................. 13,345 15,953,267
9.00%, 11/01/27
(b)
................. 215 257,022
8.25%, 12/31/28
(c)
................. 21,762 22,294,603
5.88%, 06/30/29
(c)
................. 1,651 1,631,019
Baytex Energy Corp., 8.50%
,
04/30/30
(c)
.... 4,121 4,271,070
Blue Racer Midstream LLC
(c)
7.00%, 07/15/29 .................. 15,790 16,415,047
7.25%, 07/15/32 .................. 11,101 11,649,390
Buckeye Partners LP
4.13%, 03/01/25
(c)
................. 242 239,989
6.88%, 07/01/29
(c)
................. 6,012 6,159,715
5.85%, 11/15/43 .................. 4,622 4,132,420
5.60%, 10/15/44 .................. 5,428 4,645,453
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 .................. 12,750 12,741,922
8.38%, 01/15/29 .................. 33,613 34,976,053
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 .................. 16,094 16,729,214
8.63%, 11/01/30 .................. 13,954 14,783,942
8.75%, 07/01/31 .................. 39,852 42,184,857
CNX Midstream Partners LP, 4.75%
,
04/15/30
(c)
6,060 5,666,477
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 .................. 28,908 28,194,353
5.88%, 01/15/30 .................. 38,921 36,394,540
CQP Holdco LP, 5.50%
,
06/15/31
(c)
........ 58,763 57,636,272
Crescent Energy Finance LLC
(c)
7.63%, 04/01/32 .................. 28,399 28,407,974
7.38%, 01/15/33 .................. 39,758 39,130,738
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 12,216 11,685,110
4.38%, 06/15/31 .................. 11,138 10,543,268
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54 ..................... 11,655 12,219,137
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55 ..................... 14,702 15,248,106
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84 ..................... 11,795 13,192,684
Encino Acquisition Par tners Holdings LLC,
8.75%
,
05/01/31
(c)
................. 15,787 16,603,740
Energy Transfer LP
(a)
Series B, (3-mo. LIBOR USD + 4.16%),
6.63%
(k)
...................... 7,217 7,113,557
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54 ..................... 35,474 38,168,924
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54 ..................... USD 20,407 $ 20,869,463
EQM Midstream Partners LP
(c)
4.50%, 01/15/29 .................. 1,431 1,399,907
6.38%, 04/01/29 .................. 20,041 20,692,673
7.50%, 06/01/30 .................. 4,802 5,273,725
4.75%, 01/15/31 .................. 10,271 9,945,487
Genesis Energy LP
8.00%, 01/15/27 .................. 922 942,561
7.75%, 02/01/28 .................. 7,932 8,031,467
8.25%, 01/15/29 .................. 21,112 21,860,631
8.88%, 04/15/30 .................. 7,132 7,497,351
7.88%, 05/15/32 .................. 24,683 25,130,898
Gulfport Energy Corp., 6.75%
,
09/01/29
(c)
... 11,920 12,059,416
Harvest Midstream I LP, 7.50%
,
05/15/32
(c)
... 14,220 14,957,193
Hess Midstream Operations LP, 6.50%
,
06/01/29
(c)
...................... 15,805 16,358,918
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 .................. 6,691 6,677,593
5.75%, 02/01/29 .................. 13,963 13,583,799
6.00%, 04/15/30 .................. 1,223 1,192,094
8.38%, 11/01/33 .................. 37,019 39,910,147
6.88%, 05/15/34 .................. 20,686 20,609,174
Howard Midstream Energy Partners LLC
(c)
8.88%, 07/15/28 .................. 13,758 14,591,776
7.38%, 07/15/32 .................. 15,851 16,416,897
ITT Holdings LLC, 6.50%
,
08/01/29
(c)
...... 20,002 18,948,943
Kinetik Holdings LP
(c)
6.63%, 12/15/28 .................. 1,551 1,609,706
5.88%, 06/15/30 .................. 496 499,378
Matador Resources Co.
(c)
6.88%, 04/15/28 .................. 10,259 10,434,347
6.50%, 04/15/32 .................. 13,594 13,574,579
Moss Creek Resources Holdings, Inc., 8.25%
,
09/01/31
(c)
...................... 11,100 10,960,513
Murphy Oil Corp., 5.88%
,
12/01/42
(g)
....... 1,714 1,559,140
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 .................. 32,040 32,852,118
8.38%, 02/15/32 .................. 69,848 71,982,205
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 .................. 63,091 63,548,662
8.75%, 06/15/31 .................. 15,367 16,012,629
Northriver Midstream Finance LP, 6.75%
,
07/15/32
(c)
...................... 10,624 10,965,211
Parkland Corp., 6.63%
,
08/15/32
(c)
........ 15,598 15,834,778
PBF Holding Co. LLC, 7.88%
,
09/15/30
(c)
.... 9,325 9,605,757
Permian Resources Operating LLC
(c)
8.00%, 04/15/27 .................. 14,732 15,168,204
5.88%, 07/01/29 .................. 20,758 20,738,525
9.88%, 07/15/31 .................. 12,236 13,655,241
7.00%, 01/15/32 .................. 17,711 18,425,331
6.25%, 02/01/33 .................. 30,937 31,436,166
Prairie Acquiror LP, 9.00%
,
08/01/29
(c)
...... 11,743 12,124,436
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(c)
...................... 239 228,576
Sitio Royalties Operating Partnership LP,
7.88%
,
11/01/28
(c)
................. 24,837 25,982,085
SM Energy Co.
6.50%, 07/15/28 .................. 1,835 1,832,983
7.00%, 08/01/32
(c)
................. 8,329 8,361,191

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
South Bow Canadian Infrastructure Holdings
Ltd.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50%,
03/01/55 ..................... USD 17,805 $ 18,706,200
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63%,
03/01/55 ..................... 7,740 8,021,357
Southwestern Energy Co.
5.38%, 02/01/29 .................. 15,066 15,015,214
4.75%, 02/01/32 .................. 40 38,265
Summit Midstream Holdings LLC, 8.63%
,
10/31/29
(c)
...................... 8,921 9,331,116
Tallgrass Energy Partners LP
(c)
5.50%, 01/15/28 .................. 7,099 6,873,086
7.38%, 02/15/29 .................. 30,199 30,539,524
6.00%, 12/31/30 .................. 849 806,557
6.00%, 09/01/31 .................. 6,147 5,821,661
Talos Production, Inc.
(c)
9.00%, 02/01/29 .................. 12,360 12,726,610
9.38%, 02/01/31 .................. 9,596 9,865,763
TGNR Intermediate Holdings LLC, 5.50%
,
10/15/29
(c)
...................... 15,243 14,482,653
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%
,
11/15/83
(a)(b)
..... EUR 1,244 1,519,773
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. USD 24,434 23,090,907
3.88%, 11/01/33 .................. 18,804 16,864,631
Venture Global LNG, Inc.
(c)
9.50%, 02/01/29 .................. 123,461 139,079,394
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%), 9.00%
(a)
(k)
.......................... 251,797 255,228,719
8.38%, 06/01/31 .................. 72,325 76,369,848
9.88%, 02/01/32 .................. 80,722 89,697,627
Vermilion Energy, Inc., 6.88%
,
05/01/30
(c)
.... 7,400 7,396,943
Vital Energy, Inc.
9.75%, 10/15/30 .................. 21,552 23,028,959
7.88%, 04/15/32
(c)
................. 39,143 37,918,215
Wildfire Intermediate Holdings LLC, 7.50%
,
10/15/29
(c)
...................... 12,793 12,588,983
2,128,650,500
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
................. EUR 1,145 1,220,159
4.88%, 02/04/28
(c)
................. USD 2,177 2,049,341
WEPA Hygieneprodukte GmbH, 5.63%
,
01/15/31
(b)
...................... EUR 922 1,052,367
4,321,867
Passenger Airlines — 0.3%
(c)
Air Canada, 3.88%
,
08/15/26 ............ USD 12,161 11,842,212
American Airlines, Inc., 8.50%
,
05/15/29 .... 28,048 29,759,325
United Airlines, Inc.
4.38%, 04/15/26 .................. 15,478 15,229,557
4.63%, 04/15/29 .................. 28,506 27,538,479
84,369,573
Personal Care Products — 0.1%
Coty, Inc., 6.63%
,
07/15/30
(c)
............ 5,531 5,746,910
Perrigo Finance Unlimited Co., Series USD,
6.13%
,
09/30/32 .................. 20,666 20,825,542
Prestige Brands, Inc., 3.75%
,
04/01/31
(c)
.... 3,457 3,166,127
29,738,579
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.2%
1375209 BC Ltd., 9.00%
,
01/30/28
(c)
....... USD 15,861 $ 15,720,073
Bausch Health Cos., Inc.
(c)
6.13%, 02/01/27 .................. 26,150 23,617,896
5.75%, 08/15/27 .................. 2,838 2,411,264
11.00%, 09/30/28 ................. 29,563 27,567,497
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... EUR 2,700 2,970,100
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 3,600 4,174,687
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 1,200 1,424,301
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 .................. USD 21,493 21,386,571
3.13%, 02/15/29 .................. 22,632 22,231,446
3.50%, 04/01/30 .................. 16,673 16,400,474
Cheplapharm Arzneimittel GmbH, 7.50%
,
05/15/30
(b)
...................... EUR 3,347 3,922,487
Endo Finance Holdings, Inc., 8.50%
,
04/15/31
(c)
USD 26,172 28,044,162
Gruenenthal GmbH, 6.75%
,
05/15/30
(b)
..... EUR 1,420 1,694,905
Jazz Securities DAC, 4.38%
,
01/15/29
(c)
.... USD 10,381 10,039,624
Nidda Healthcare Holding GmbH
7.00%, 02/21/30
(b)
................. EUR 4,078 4,732,351
Organon & Co.
2.88%, 04/30/28
(b)
................. 1,521 1,624,361
4.13%, 04/30/28
(c)
................. USD 16,929 16,278,713
7.88%, 05/15/34
(c)
................. 13,823 14,644,778
Rossini SARL
(b)
6.75%, 12/31/29 .................. EUR 1,997 2,337,443
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22%, 12/31/29
(a)
............... 2,868 3,219,730
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 .................. 551 607,752
7.38%, 09/15/29 .................. 2,834 3,541,114
4.38%, 05/09/30 .................. 1,652 1,828,331
7.88%, 09/15/31 .................. 748 985,633
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. USD 39,834 38,203,196
4.75%, 05/09/27 .................. 7,159 7,047,140
7.88%, 09/15/29 .................. 8,641 9,537,504
8.13%, 09/15/31 .................. 10,330 11,850,447
298,043,980
Professional Services — 0.4%
CoreLogic, Inc., 4.50%
,
05/01/28
(c)
........ 64,383 60,764,534
Dun & Bradstreet Corp. (The), 5.00%
,
12/15/29
(c)
...................... 26,775 26,661,477
KBR, Inc., 4.75%
,
09/30/28
(c)
............ 19,277 18,431,012
La Financiere Atalian, 8.50%
,
(8.50% Cash or
5.00% PIK), 06/30/28
(b)(j)
............. EUR 1,878 1,007,419
Science Applications International Corp., 4.88%
,
04/01/28
(c)
...................... USD 6,205 6,076,117
112,940,559
Real Estate Management & Development — 0.4%
Adler Financing SARL
(j)
Series 1L, 12.50%, (12.50% Cash or 12.50%
PIK), 12/31/28 ................. EUR 2,501 2,885,565
Series 1.5L, 14.00%, (14.00% Cash or
14.00% PIK), 12/31/29
(b)
........... 1,592 1,815,911
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(b)
1,100 1,166,009
Anywhere Real Estate Group LLC, 7.00%
,
04/15/30
(c)
...................... USD 30,732 28,548,580

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Aroundtown Finance SARL
(a)(b)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 2,736 $ 3,438,349
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 1,500 1,552,844
Aroundtown SA
(b)
0.00%, 07/16/26 .................. 500 520,800
0.38%, 04/15/27 .................. 1,000 1,018,022
BRANICKS Group AG, 2.25%
,
09/22/26
(b)
... 1,100 677,634
Citycon Treasury BV
(b)
Series EURO, 2.38%, 01/15/27 ........ 855 918,166
1.63%, 03/12/28 .................. 1,360 1,395,498
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 .................. USD 17,203 17,359,049
8.88%, 09/01/31 .................. 21,760 23,757,190
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%
,
10/15/24
(b)
................. EUR 2,000 1,881,424
Heimstaden Bostad AB
(b)
1.13%, 01/21/26 .................. 300 319,219
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
..................... 5,725 5,458,837
Heimstaden Bostad Treasury BV
(b)
0.63%, 07/24/25 .................. 305 329,465
1.38%, 03/03/27 .................. 250 257,474
1.00%, 04/13/28 .................. 574 563,105
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 .................. USD 6,258 5,836,568
4.38%, 02/01/31 .................. 9,175 8,410,195
108,109,904
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%
,
04/01/27
(c)
...................... 5,357 5,213,477
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG
(b)
0.00%, 03/05/25
(l)(m)
................ EUR 600 648,688
2.13%, 11/03/27
(l)
................. 300 266,321
10.50%, 03/30/29 ................. 1,871 2,155,099
Entegris, Inc., 4.75%
,
04/15/29
(c)
......... USD 51,965 51,208,920
Foundry JV Holdco LLC
(c)
6.25%, 01/25/35 .................. 14,708 15,391,786
6.40%, 01/25/38 .................. 6,605 6,955,029
MKS Instruments, Inc., 1.25%
,
06/01/30
(c)(l)
.. 26,510 26,417,215
ON Semiconductor Corp., 0.50%
,
03/01/29
(l)
. 10,613 10,729,743
Synaptics, Inc., 4.00%
,
06/15/29
(c)
........ 4,229 4,005,970
117,778,771
Software — 4.7%
AthenaHealth Group, Inc., 6.50%
,
02/15/30
(c)
. 162,764 156,348,738
Camelot Finance SA, 4.50%
,
11/01/26
(c)
.... 8,652 8,526,131
Capstone Borrower, Inc., 8.00%
,
06/15/30
(c)
.. 34,499 36,553,690
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.17%, 05/15/28 ................ EUR 2,277 2,528,940
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.04%, 05/15/28 ................ 1,351 1,507,249
Central Parent LLC, 8.00%
,
06/15/29
(c)
..... USD 26,098 27,144,138
Central Parent, Inc., 7.25%
,
06/15/29
(c)
..... 37,794 38,648,485
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 72,485 69,561,926
4.88%, 07/01/29 .................. 48,494 46,643,464
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 .................. 143,029 142,309,052
9.00%, 09/30/29 .................. 138,294 140,729,382
8.25%, 06/30/32 .................. 121,705 127,218,104
Security
Par (000)
Par (000) Value
Software (continued)
Elastic NV, 4.13%
,
07/15/29
(c)
........... USD 17,109 $ 15,984,287
Fair Isaac Corp., 4.00%
,
06/15/28
(c)
....... 15,568 15,063,345
Helios Software Holdings, Inc.
4.63%, 05/01/28
(c)
................. 208 191,679
7.88%, 05/01/29
(b)
................. EUR 2,444 2,767,672
Series SEPT, 7.88%, 05/01/29
(b)
........ 1,242 1,406,485
8.75%, 05/01/29
(c)
................. USD 9,366 9,573,698
McAfee Corp., 7.38%
,
02/15/30
(c)
......... 39,459 38,486,639
PTC, Inc., 4.00%
,
02/15/28
(c)
............ 725 703,315
SS&C Technologies, Inc.
(c)
5.50%, 09/30/27 .................. 49,199 49,177,692
6.50%, 06/01/32 .................. 50,909 52,629,979
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.13%
,
07/31/31
(a)(b)
..... EUR 1,763 1,970,997
UKG, Inc., 6.88%
,
02/01/31
(c)
............ USD 175,100 180,931,005
Veritas US, Inc., 7.50%
,
09/01/25
(c)
........ 7,753 7,273,391
ZoomInfo Technologies LLC, 3.88%
,
02/01/29
(c)
21,100 19,504,303
1,193,383,786
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 .................. 37,444 39,028,330
5.25%, 07/15/30 .................. 1,477 1,458,351
5.63%, 07/15/32 .................. 2,216 2,210,313
SBA Communications Corp.
3.88%, 02/15/27 .................. 36,936 35,996,666
3.13%, 02/01/29 .................. 35,017 32,366,031
111,059,691
Specialty Retail — 1.5%
Afflelou SAS, 6.00%
,
07/25/29
(b)
.......... EUR 2,431 2,781,432
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. USD 2,114 2,057,887
4.75%, 03/01/30 .................. 412 394,348
5.00%, 02/15/32
(c)
................. 1,280 1,213,799
Carvana Co.
(c)(j)
11.00%, (11.00 % Cash or 13.00% PIK),
06/01/30 ..................... 27,200 29,114,620
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 65,472 75,924,019
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(b)
... GBP 1,682 2,325,207
Cougar JV Subsidiary LLC, 8.00%
,
05/15/32
(c)
USD 12,226 12,926,110
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%
,
07/15/31
(a)(b)
..... EUR 2,515 2,826,168
eG Global Finance plc, 12.00%
,
11/30/28
(c)
.. USD 25,261 28,192,817
Goldstory SAS
(b)
6.75%, 02/01/30 .................. EUR 1,096 1,247,975
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.63%, 02/01/30
(a)
............... 723 805,753
Group 1 Automotive, Inc., 6.38%
,
01/15/30
(c)
. USD 8,516 8,651,285
GYP Holdings III Corp., 4.63%
,
05/01/29
(c)
... 26,411 25,177,292
Ken Garff Automotive LLC, 4.88%
,
09/15/28
(c)
. 5,880 5,686,976
LCM Investments Holdings II LLC
(c)
4.88%, 05/01/29 .................. 11,838 11,374,749
8.25%, 08/01/31 .................. 26,641 28,287,947
PetSmart, Inc., 7.75%
,
02/15/29
(c)
......... 16,916 16,698,892
Staples, Inc., 10.75%
,
09/01/29
(c)
......... 14,011 13,594,880
White Cap Buyer LLC, 6.88%
,
10/15/28
(c)
.... 90,419 91,262,338
White Cap Parent LLC, 8.25%
,
(8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
............. 26,486 26,502,845
387,047,339
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 .................. 15,655 16,994,390

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.50%, 07/15/31 .................. USD 21,928 $ 23,929,818
40,924,208
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25%, 03/15/29 .................. 2,513 2,375,778
4.13%, 08/15/31 .................. 3,874 3,518,674
European TopSoho SARL, Series SMCP,
4.00%
,
10/14/24
(b)(d)(e)(l)
.............. EUR 2,700 965,090
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 .................. USD 10,450 10,358,382
9.00%, 02/15/31 .................. 962 1,038,382
Kontoor Brands, Inc., 4.13%
,
11/15/29
(c)
.... 2,594 2,448,597
Levi Strauss & Co., 3.50%
,
03/01/31
(c)
...... 14,589 13,222,756
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%
,
07/01/29
(a)(b)
EUR 1,118 1,260,058
S&S Holdings LLC, 8.38%
,
10/01/31
(c)
...... USD 5,261 5,297,093
40,484,810
Trading Companies & Distributors — 1.4%
Air Lease Corp., Series D , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.56%), 6.00%
(a)(k)
................. 7,605 7,526,503
Beacon Roofing Supply, Inc.
(c)
4.13%, 05/15/29 .................. 3,270 3,080,774
6.50%, 08/01/30 .................. 10,350 10,712,147
EquipmentShare.com, Inc., 8.00%
,
03/15/33
(c)
8,778 8,985,904
Fortress Transportation & Infrastructure
Investors LLC
(c)
5.50%, 05/01/28 .................. 40,199 40,031,013
7.88%, 12/01/30 .................. 47,197 50,846,178
7.00%, 05/01/31 .................. 67,834 71,497,511
7.00%, 06/15/32 .................. 42,693 44,814,888
5.88%, 04/15/33 .................. 27,094 26,958,530
Foundation Building Materials, Inc., 6.00%
,
03/01/29
(c)
...................... 3,116 2,743,968
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(c)
...................... 1,225 1,150,083
Herc Holdings, Inc.
(c)
5.50%, 07/15/27 .................. 26,965 26,931,855
6.63%, 06/15/29 .................. 14,593 15,115,064
Imola Merger Corp., 4.75%
,
05/15/29
(c)
..... 12,837 12,526,037
United Rentals North America, Inc., 6.13%
,
03/15/34
(c)
...................... 10,901 11,265,606
WESCO Distribution, Inc.
(c)
6.38%, 03/15/29 .................. 8,210 8,481,825
6.63%, 03/15/32 .................. 9,233 9,617,111
352,284,997
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 659,541
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,800 1,978,624
2,638,165
Wireless Telecommunication Services — 0.6%
CK Hutchison Group Telecom Finance SA,
2.63%
,
10/17/34
(b)
................. GBP 1,835 1,810,852
Connect Finco SARL
(c)
6.75%, 10/01/26 .................. USD 23,953 23,953,000
9.00%, 09/15/29 .................. 48,942 47,362,890
Odido Group Holding BV, 5.50%
,
01/15/30
(b)
.. EUR 1,782 1,935,332
SoftBank Group Corp.
(b)
4.50%, 04/20/25 .................. 1,755 1,953,578
3.13%, 09/19/25 .................. 1,548 1,699,463
2.88%, 01/06/27 .................. 244 264,819
5.00%, 04/15/28 .................. 389 437,789
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.38%, 01/08/29 .................. EUR 2,198 $ 2,489,521
3.38%, 07/06/29 .................. 442 461,212
4.00%, 09/19/29 .................. 1,814 1,946,763
3.88%, 07/06/32 .................. 2,205 2,254,616
5.75%, 07/08/32 .................. 1,974 2,230,516
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,321,503
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 5,468,811
(EUAMDB08 + 3.62%), 6.75% ........ 400 490,899
(EUAMDB08 + 3.12%), 5.75% ........ 3,400 3,963,008
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................. GBP 1,463 1,750,582
4.25%, 01/31/31
(c)
................. USD 235 208,032
4.50%, 07/15/31
(b)
................. GBP 3,225 3,718,810
4.75%, 07/15/31
(c)
................. USD 10,154 9,037,338
5.63%, 04/15/32
(b)
................. EUR 1,326 1,491,474
7.75%, 04/15/32
(c)
................. USD 8,740 8,971,435
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%), 4.20%,
10/03/78 ..................... EUR 1,200 1,345,798
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78 ..................... GBP 2,583 3,420,328
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80 ..................... EUR 1,400 1,522,255
Series 60NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80 .......... 1,300 1,348,381
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84 ..................... 600 734,679
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86 ..................... GBP 2,219 3,256,034
Zegona Finance plc, 6.75%
,
07/15/29
(b)
..... EUR 2,440 2,834,915
140,684,633
Total Corporate Bonds — 83.6%
(Cost: $20,632,567,326) ............................ 21,255,256,630
Fixed Rate Loan Interests
Construction & Engineering — 0.1%
K. Hovnanian Enterprises, Inc., 1st Lien Term
Loan, 01/31/28
(f)(n)
................. USD 23,135 22,787,975
Health Care Technology — 0.7%
Cotiviti Corp., 1st Lien Term Loan, 7.63% -
7.63%
,
 05/01/31 .................. 164,462 165,078,733
Media — 0.2%
Clear Channel International BV, 1st Lien Term
Loan, 7.50%
,
 08/12/27 .............. 63,325 62,850,062
Total Fixed Rate Loan Interests — 1.0%
(Cost: $249,621,863) .............................. 250,716,770
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 11,412 8,790,169
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 2,321 1,787,813
Bleriot US Bidco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.12% - 8.59%
,
 10/31/30 ....... 7,005 7,006,914

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Ovation Parent, Inc., 1st Li en Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
 04/19/31 .................. USD 4,476 $ 4,488,705
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.70% - 9.10%
,
 02/01/28 ............ 11,186 10,740,855
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
 02/01/29 ................. 34,094 31,920,101
64,734,557
Air Freight & Logistics — 0.1%
Clue Opco LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.75%
,
 12/19/30
(a)
................. 11,397 11,300,579
Automobile Components — 0.1%
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
 02/06/29
(a)
........... 21,866 20,991,360
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 3.50% - 8.25%
,
 11/15/28
(a)
...... 2,661 2,660,630
Broadline Retail — 0.2%
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.60% - 10.00%
,
 03/15/30
(a)
..... 35,901 35,795,978
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
 11/03/28 ............. 9,940 9,911,621
Cornerstone Building Brands Inc., 1st Lien Term
Loan C, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.60%
,
 05/15/31 ....... 4,726 4,665,460
Wilsonart LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.80%
- 9.49%
,
 08/05/31 ................. 19,735 19,504,693
34,081,774
Capital Markets — 0.1%
(a)
Azalea Topco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
 04/30/31 .................. 7,807 7,787,482
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
 05/31/31 . 12,343 12,357,300
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
 06/25/31 . 5,703 5,667,356
25,812,138
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 7.75%), 12.70% -
13.10%
,
 11/24/28 ................. 5,230 4,948,887
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 08/18/28 ....... 9,716 9,706,848
Discovery Purchaser Corp., 1st Lien Term Loan,
10/04/29
(n)
...................... 35,292 35,105,939
Security
Par (000)
Par (000) Value
Chemicals (continued)
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63% - 9.26%
,
 07/03/28 ....... USD 10,248 $ 9,564,399
Momentive Performance Materials, Inc.,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%), 9.35% -
9.75%
,
 03/29/28 .................. 16,725 16,759,967
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.92%
,
 10/14/24 . 2,285 1,932,108
78,018,148
Commercial Services & Supplies — 0.1%
(a)
Allied Universal Holdco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
 05/12/28 . 20,737 20,525,410
GFL Environmental, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
 07/03/31 ....... 4,197 4,190,529
Madison Safety & Flow LLC, 1st Lien Term Loan
B, 09/19/31
(n)
.................... 7,252 7,242,935
31,958,874
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
 08/01/30
(a)
...... 53,620 52,061,367
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility
1st Lien Term Loan C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
 10/19/29
(a)
................. 23,511 23,328,594
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.85% - 9.25%
,
 12/11/28
(a)
4,263 4,262,597
Containers & Packaging — 0.0%
(a)
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
 04/15/27 .................. 5,419 5,426,896
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6, (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60% - 9.33%
,
 09/15/28 ..... 3,498 3,500,491
8,927,387
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
 12/11/28 ............. 11,344 11,286,396
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.70% - 11.10%
,
 12/10/29 ..... 8,164 7,888,465
URSA Minor US Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.10% - 8.84%
,
 03/26/31 ....... 9,145 9,153,331
Wand Newco 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
 01/30/31 ............ 45,499 45,421,881
73,750,073

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(a)
Frontier Communications Holdings LLC,
1st Lien Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 3.50%), 8.71% -
8.76%
,
 07/01/31 .................. USD 4,717 $ 4,740,585
Level 3 Financing, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 3,687 3,760,301
Level 3 Financing, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
 04/15/30 ............ 3,715 3,774,888
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
 06/01/28 ..... 3,207 3,080,910
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
 04/16/29 ........... 2,880 2,520,906
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
 04/15/30 ........... 2,945 2,545,425
Radiate HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
 09/25/26 ....... 5,761 4,927,371
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
6.25%), 11.20% - 11.60%
,
 09/21/27 ..... 7,840 7,827,258
Windstream Services LLC, 1st Lien Term Loan
B, 09/25/31
(f)(n)
.................... 7,902 7,902,000
Zayo Group Holdings, Inc., 1st Lien Term Loan,
03/09/27
(n)
...................... 38,722 35,310,216
76,389,860
Entertainment — 0.1%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.97%
,
 07/22/30 ............ 11,271 11,195,357
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
 11/13/29 ...... 5,493 5,280,106
16,475,463
Financial Services — 0.3%
(a)
CPI HoldCo B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.25%
,
 05/19/31 ............ 11,373 11,314,014
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62% - 12.35%
,
 04/07/28 ..... 13,763 13,418,632
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan, 07/18/31
(n)
.............. 22,493 22,239,954
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
 05/30/31 . 11,851 11,806,559
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
 12/18/28 .................. 7,866 5,594,565
64,373,724
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%), 8.60%
- 9.09%
,
 10/25/27
(a)
................ 10,036 10,059,020
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
 02/03/31
(a)
USD 7,126 $ 7,081,191
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.34%
,
 04/10/31
(a)
...... 14,233 14,197,777
Health Care Equipment & Supplies — 0.2%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
 05/10/27 ............ 32,932 32,779,906
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
 09/29/28 ....... 12,134 12,111,738
44,891,644
Health Care Providers & Services — 0.3%
(a)
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
 08/01/29 ............ 8,202 8,208,110
Lifepoint Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.96% - 9.01%
,
 05/19/31 ....... 9,728 9,724,096
Lifepoint Health, Inc., 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.05%, 11/16/28 .......... 6,088 6,075,577
 05/16/31
(n)
...................... 12,947 12,921,491
Medline Borrower LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74%
,
 10/23/28 ....... 27,335 27,296,321
Oculus Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
 11/08/27 ............. 6,117 6,126,394
Quorum Health Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
8.25%), 12.95% - 13.69%
,
 04/29/25 ..... 14,354 10,622,302
Surgery Center Holdings, In c., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.67% - 7.99%
,
 12/19/30 . 2,342 2,342,736
83,317,027
Health Care Technology — 0.5%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 02/15/29 ............ 94,479 93,790,549
Gainwell Acquisition Corp., 1st Lien Term Loan
B, 10/01/27
(n)
.................... 28,587 27,145,607
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
 06/02/28 .................. 12,810 12,584,727
133,520,883
Hotels, Restaurants & Leisure — 0.1%
(a)
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
 09/20/30 .................. 13,979 13,824,218
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.79%
,
10/02/28 ............ 7,055 6,711,069

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Entain plc, Facility 1st Lien Term Loan B3,
(2-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.01%
,
 10/31/29 ............ USD 8,244 $ 8,240,667
28,775,954
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
 02/25/29 ............ 10,954 10,844,020
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
 10/06/28 ....... 24,754 20,339,845
31,183,865
Industrial Conglomerates — 0.1%
(a)
Chromalloy Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
 03/27/31 .................. 19,125 18,141,465
EMRLD Borrower LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56% - 7.73%
,
 08/04/31 ....... 6,569 6,550,945
24,692,410
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, 09/19/31
(n)
.................. 7,892 7,845,122
AssuredPartners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 02/14/31 ....... 17,507 17,486,691
Truist Insurance Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
 05/06/31 . 32,942 32,859,645
Truist Insurance Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.35% - 10.09%
,
 05/06/32 . 77,401 78,561,714
136,753,172
IT Services — 0.6%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B,
07/30/31
(n)
...................... 24,597 24,504,761
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
 07/06/29 ............ 14,262 14,100,589
Fortress Intermediate 3, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
 06/27/ 31 . 39,652 39,552,870
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.10% - 8.50%
,
 06/17/31 ....... 17,334 17,063,516
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4 .50%),
9.10% - 9.83%
,
 07/01/31 ............ 21,793 20,816,892
Neptune Bidco US, Inc., 1st Lien Term Loan B,
04/11/29
(n)
...................... 18,213 17,061,513
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.00%
,
 10/28/30 .. 7,175 7,186,574
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.73% - 8.79%
,
 07/16/31 . 8,683 8,675,854
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.25%
,
 07/31/31 . 4,152 4,142,520
153,105,089
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan, 09/27/30
(a)
(n)
............................ USD 27,471 $ 26,687,898
Machinery — 0.5%
(a)
Alliance Laundry Systems LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.24% - 8.84%
,
 08/19/31 . 2,733 2,734,886
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (2-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
 02/15/29 .. 58,541 58,199,623
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 3 .25%), 7.85% -
8.74%
,
 11/22/29 .................. 4,057 4,062,889
SPX Flow, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
 04/05/29 ............ 12,621 12,629,397
TK Elevator Midco GmbH, 1st Lien Term Loan
C, (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
 04/30/30 ............ 47,104 47,182,609
Wec US Holdings Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
 01/27/31 ....... 3,1 06 3,103,671
127,913,075
Media — 0.3%
(a)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.21% - 12.61%
,
 09/01/25 ..... 7,771 7,703,019
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
 08/23/28 .................. 28,227 28,100,678
CSC Holdings LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.60%
,
 01/18/28 .................. 13,309 12,912,460
CSC Holdings LLC, 1st Lien Term Loan B5,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17% - 7.71%
,
 04/15/27 ....... 12,691 11,585,229
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
 05/23/29 ..... 8,741 8,378,512
Promotora de In formaciones SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00% Floor +
5.22%), 8.90%
,
 12/31/26 ............ EUR 307 336,291
Univision Communications, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
 01/23/29 . USD 4,574 4,467,691
73,483,880
Metals & Mining — 0.1%
(a)
Star Holding LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.35% - 9.75%
,
 07/18/31 ............ 23,146 22,573,137
SunSource Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.95% - 9.35%
,
 03/25/31 ....... 8,600 8,535,780
31,108,917

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
(a)
Freeport LNG investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.04%
,
 12/21/28 ....... USD 2,024 $ 2,004,148
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.45% - 9.85%
,
 09/19/29 . 3,133 3,127,547
5,131,695
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
 04/20/28
(a)
........... 13,363 13,725,185
Personal Care Products — 0.0%
KDC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.36%
,
 08/15/28
(a)
........... 9,868 9,866,361
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.35% - 10.75%
,
 05/04/28 1,648 1,665,312
Bausch Health Cos., Inc., 1st Lien Term Loan,
02/01/27
(n)
...................... 27,127 26,001,425
Endo Finance Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.78%
,
 04/09/31 ....... 27,749 27,708,486
Organon & Co., 1st Lien Term Lo an, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
 05/19/31 ............ 944 940,800
56,316,023
Professional Services — 0.1%
(a)
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 11.46% - 11.86%
,
 06/04/29 15,642 15,127,229
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
 06/02/28 ............ 12,221 12,081,329
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
 04/30/29 ............ 9,354 7,819,336
35,027,894
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
 01/31/30
(a)
................. 930 929,410
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 1st Lien Term Loan B,
09/12/31
(a)(n)
..................... 8,750 8,680,700
Software — 1.3%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.85% - 10.59%
,
 02/23/32 ...... 9,512 9,785,977
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.96% - 9.01%
,
 07/30/31 ....... 29,970 29,889,879
Boxer Parent Co., Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.98% - 11.01%
,
 07/02/3 2 ..... 13,074 12,861,548
Cast & Crew LLC, Facility 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
 12/29/28 ....... 6,220 6,228,268
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
 03/21/31 ....... USD 23,500 $ 23,548,880
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
 03/30/29 .................. 12,466 12,405,366
Delta Topco, Inc., 1st Lien Term Loan, (2-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.20%
,
 11/30/29 .................. 16,028 15,987,714
Delta Topco, Inc., 2nd Lien Term Loan, (2-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.95%
,
 12/24/30 .................. 3,674 3,689,321
Ellucian Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.45% - 8.85%
,
 10/07/29 ....... 12,245 12,270,337
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 12.95% - 13.35%
,
 10/10/28
(f)
.... 38,849 38,849,407
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8. 71% -
9.11%
,
 12/01/27 .................. 8,452 8,453,261
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
 03/01/29 ............ 13,992 13,926,266
MH Sub I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4 .25%), 9.10%
- 9.50%
,
 05/03/28 ................. 40,329 40,045,914
MH Sub I LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
 02/23/29 ................. 4,143 4,060,886
Planview Parent, Inc., 2nd Lien Term Loan A,
(3-mo. CME Term SOFR at 0.75% Floor +
6.00%), 10.60% - 11.34%
,
 12/18/28 ..... 12,330 12,032,327
Project Sky Merger Sub, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
10/09/28 . 6,477 6,291,166
Project Sky Merger Sub, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.95% - 11.35%
,
 10/10/29 23,214 21,743,886
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
 08/31/28 ............ 2,800 2,797,670
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.46% - 11.86%
,
 04/23/29 ........... 18,956 18,155,217
Sabre GLBL, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
 12/17/27 ....... 3,427 3,190,192
Sabre GLBL, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
 12/17/27 ....... 5,416 5,041,525
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
 02/10/31 .................. 18,021 18,020,642
VS Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.35%
,
 04/14/31 .................. 4,802 4,799,919
324,075,568

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
PetSmart, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
 02/11/28
(a)
................ USD 11,973 $ 11,855,448
Trading Companies & Distributors — 0.2%
(a)
Air Control Concepts Holdings LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
 07/23/31 . 6,283 6,267,020
Foundation Building Materials, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
 01/29/31 .. 27,098 26,347,017
Gulfside Supply, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.29%
,
 06/17/31 ............ 3,497 3,492,533
36,106,570
Transportation Infrastructure — 0.0%
(a)
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.81% - 8.00%
,
 07/01/31 ..... 3,896 3,885,403
KKR Apple Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 09/22/28 ....... 2,015 2,018,873
5,904,276
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 6.65%), 12.00%
,
 05/25/27
(a)
..... 13,000 12,826,812
Total Floating Rate Loan Interests — 8.2%
(Cost: $2,076,328,027) ............................ 2,072,140,847
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 1,308 1,294,060
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 550 631,365
1,925,425
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(b)
................. 1,500 1,675,103
1,675,103
France — 0.1%
Electricite de France SA
(a)(b)(k)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 3,700 4,920,735
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 1,000 1,073,154
(5-Year EUR Swap Annual + 3.20%), 3.00% 400 424,778
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... 60 0 670,927
(5-Year EUR Swap Annual + 3.97%), 3.38% 4,000 4,056,764
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 600 676,957
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 1,300 1,775,420
13,598,735
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a)(b)(k)
................ EUR 3,994 4,448,682
Security
Par (000)
Par (000) Value
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(b)
.. EUR 1,804 $ 2,033,602
Total Foreign Agency Obligations — 0.1%
(Cost: $22,770,835) ............................... 23,681,547
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(h)(o)
........................ 30,046,846 1,131,263,752
Total Investment Companies — 4.4%
(Cost: $1,091,199,824) ............................ 1,131,263,752
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(d)(e)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... USD 14,530 10,171
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 2,520 1,764
Lehman Brothers Holdings, Inc. .......... 5,675 3,972
15,907
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(e)(f)
GenOn Energy Holdings LLC ............ 1,864 —
GenOn Energy Holdings LLC
(h)
........... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(e)(f)
. 325 —
Total Other Interests — 0.0%
(Cost: $—) ..................................... 15,908
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
.... EUR 200 224,594
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 19,549 19,900,823
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 19,052 19,347,154
39,472,571
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a)(k)
... 6,926 6,778,003
Electric Utilities — 0.4%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 47,790 47,316,549
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 15,229 14,880,108

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. USD 29,086 $ 32,807,961
95,004,618
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(k)
...................... 44,932 45,866,765
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Mat urity + 5.69%), 6.50%
(a)(k)
.......... 31,709 31,633,143
Total Capital Trusts — 0.9%
(Cost: $213,228,898) .............................. 218,755,100
Shares
Shares
Preferred Stocks — 0.3%
Professional Services — 0.3%
Alliant Cali, Inc., (Acquired 09/25/24, cost
$77,202,330)
(e)(q)
.................. 78,378 77,202,330
Wireless Telecommunication Services
— 0.0%
(e)
Ligado Networks LLC, (Acquired 04/08/15, cost
$3,682,822)
(q)
.................... 3,788,013 37,122
Ligado Networks LLC
(r)
................ 235,644 58,911
96,033
Total Preferred Stocks — 0.3%
(Cost: $116,480,324) .............................. 77,298,363
Total Preferred Securities — 1.2%
(Cost: $329,709,222) .............................. 296,053,463
Total Long-Term Investments — 99.0%
(Cost: $24,513,422,502) ............................ 25,158,402,997
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(o)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(t)
.................. 211,757,649 $ 211,927,055
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.83% .................... 206,646,929 206,646,929
Total Short-Term Securities — 1.6%
(Cost: $ 418,575,647) .............................. 418,573,984
Total Investments Before Investments Sold Short — 100.6%
(Cost: $24,931,998,149 ) ............................ 25,576,976,981
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(e)
..................... (388) (5,110)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) .............................. (5,110)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) .............................. (5,110)
Total Investments Net of Investments Sold Short — 100.6%
(Cost: $24,931,992,230 ) ............................ 25,576,971,871
Liabilities in Excess of Other Assets — (0.6)% ............. (160,554,810)
Net Assets — 100.0% ...............................
$ 25,416,417,061
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,239,452, representing 0.30% of its net assets as of period end, and an original cost of $80,885,152.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
66
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 211,910,094
(a)
$ — $ 18,624 $ (1,663) $ 211,927,055 211,757,649 $ 198,446
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 321,060,673 — (114,413,744)
(a)
— — 206,646,929 206,646,929 22,774,373 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 7,770,183 — (7,775,491)
(a)
5,866 (558) — — — —
iShares Broad USD High Yield
Corporate Bond ETF .... — 2,978,838,761 (1,891,324,920) 3,685,983 40,063,928 1,131,263,752 30,046,846 33,743,001 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 73,720,000 1,121,658,000 (1,217,484,008) 21,186,008 920,000 — — 5,263,812 —
$ 24,896,481 $ 40,981,707 $ 1,549,837,736 $ 61,979,632 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
67
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 929 12/31/24 $ 102,146 $ 175,432
Short Contracts
U.S. Treasury Long Bond ..................................................... 265 12/19/24 32,951 123,409
U.S. Treasury Ultra Bond ..................................................... 130 12/19/24 17,327 (29,635)
93,774
$ 269,206
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 191,439 EUR 171,000 BNP Paribas SA 12/18/24 $ 483
USD 1,272,041 EUR 1,138,000 Morgan Stanley & Co. International plc 12/18/24 1,236
USD 523,695 GBP 391,000 Morgan Stanley & Co. International plc 12/18/24 1,040
2,759
USD 372,495 EUR 334,000 Commonwealth Bank of Australia 12/18/24 (483)
USD 652,144 EUR 584,000 Morgan Stanley & Co. International plc 12/18/24 (9)
USD 931,625 EUR 835,000 State Street Bank and Trust Co. 12/18/24 (819)
USD 647,922,632 EUR 580,328,000 Toronto Dominion Bank 12/18/24 (129,432)
USD 1,000,131 EUR 897,000 UBS AG 12/18/24 (1,549)
USD 907,208 GBP 687,000 Bank of New York Mellon 12/18/24 (11,115)
USD 208,716 GBP 158,000 Barclays Bank plc 12/18/24 (2,484)
USD 273,869 GBP 208,000 Natwest Markets plc 12/18/24 (4,168)
USD 118,738,263 GBP 90,488,000 UBS AG 12/18/24 (2,218,361)
(2,368,420)
$ (2,365,661)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 % Quarterly 12/20/29 B+ USD 514,914 $ 38,360,838 $ 37,847,364 $ 513,474
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
K. Hovnanian Enterprises, Inc. . 5.00 % Quarterly Barclays Bank plc 06/20/29 USD 4,627 $ (496,227) $ (362,130) $ (134,097)
K. Hovnanian Enterprises, Inc. . 5.00 Quarterly Goldman Sachs International 06/20/29 USD 4,627 (496,228) (390,922) (105,306)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
68
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5.00 % Quarterly Goldman Sachs International 12/20/29 EUR 2,176 $ (313,176) $ (297,431) $ (15,745)
$ – $ – $ –
$ (1,305,631) $ (1,050,483) $ (255,148)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 56,589 $ 45,781 $ 10,808
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 100 (699) (2,793) 2,094
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,725 186,602 238,388 (51,786)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 491 1,795 (70,700) 72,495
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 1,079 (41,116) 42,195
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 3,032 (115,568) 118,600
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 241 880 (34,520) 35,400
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 1,841 (71,932) 73,773
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 1,335 (52,071) 53,406
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB EUR 1,109 88,846 138,169 (49,323)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 959 76,829 105,979 (29,150)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 227 (55,674) (52,567) (3,107)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 340 (83,511) (91,396) 7,885
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 510 30,450 17,439 13,011
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 354 21,708 12,555 9,153
$ 331,102 $ 25,648 $ 305,454
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 24,129 $ 1,767,757 $ (86,082) $ 1,853,839
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 40,570 3,402,113 (114,786) 3,516,899
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,883 3,258,994 (154,757) 3,413,751

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
69
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,884 $ 3,420,366 $ (161,144) $ 3,581,510
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 41,577 3,099,306 (146,018) 3,245,324
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 15,323 1,122,605 (54,666) 1,177,271
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 1,017 20,017 (4,973) 24,990
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 92,500 1,922,231 (248,151) 2,170,382
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 03/20/25 USD 250,000 19,234,701 (1,463,274) 20,697,975
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 40,000 2,301,252 (316,111) 2,617,363
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 44,326 2,706,376 (370,677) 3,077,053
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 39,550 2,217,651 (34,427) 2,252,078
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 100,000 6,293,734 (679,728) 6,973,462
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 2,819,110 (389,098) 3,208,208
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 49,052 1,724,801 (283,267) 2,008,068
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 874,306 (395,139) 1,269,445
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 100,000 1,415,004 (1,157,991) 2,572,995
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 50,000 228,319 (644,211) 872,530
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 87,992 1,262,725 (1,018,939) 2,281,664
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 796,385 (510,836) 1,307,221
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 675,257 (571,730) 1,246,987
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,257 772,789 (527,916) 1,300,705

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
70
Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 92,500 $ (2,207) $ (1,174,025) $ 1,171,818
$ 61,333,592 $ (10,507,946) $ 71,841,538
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 37,847,364 $ — $ 513,474 $ —
OTC Swaps ................................................................... 558,311 (12,091,092) 72,280,358 (388,514)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 298,841 $ — $ 298,841
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,759 — — 2,759
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 513,474 — — — — 513,474
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 997,131 — — 71,841,538 — 72,838,669
$ — $ 1,510,605 $ — $ 2,759 $ 72,140,379 $ — $ 73,653,743
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 29,635 $ — $ 29,635
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,368,420 — — 2,368,420
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,971,660 — — 10,507,946 — 12,479,606
$ — $ 1,971,660 $ — $ 2,368,420 $ 10,537,581 $ — $ 14,877,661

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
71
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (9,497,539) $ — $ (3,704,261) $ — $ (13,201,800)
Forward foreign currency exchange contracts .... — — — (23,026,490) — — (23,026,490)
Options purchased
(a)
..................... — — (5,444,663) — (29,488) — (5,474,151)
Options written ........................ — — 1,512,464 — 13,464 — 1,525,928
Swaps .............................. — 60,282,431 — — 50,221,911 — 110,504,342
$ — $ 60,282,431 $ (13,429,738) $ (23,026,490) $ 46,501,626 $ — $ 70,327,829
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,471,128) $ — $ (1,471,128)
Forward foreign currency exchange contracts .... — — — (8,573,064) — — (8,573,064)
Options purchased
(b)
..................... — — (13,477) — — — (13,477)
Options written ........................ — — 69,481 — — — 69,481
Swaps .............................. — 486,379 — — 55,365,637 — 55,852,016
$ — $ 486,379 $ 56,004 $ (8,573,064) $ 53,894,509 $ — $ 45,863,828
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 108,556,410
Average notional value of contracts — short ................................................................................. $ 39,351,883
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 700,900,729
Average amounts sold — in USD ........................................................................................ $ 57,967
Options
Average value of option contracts purchased ................................................................................ $ 591,499
Average value of option contracts written ................................................................................... $ 146,958
Credit default swaps
Average notional value — buy protection ................................................................................... $ 5,951,764
Average notional value — sell protection ................................................................................... $ 512,204,337
Total return swaps
Average notional value ............................................................................................... $ 1,173,514,750
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 329,074 $ 341,564
Forward f oreign currency exchange contracts ................................................................. 2,759 2,368,420
Swaps — centrally cleared .............................................................................. 688,221 —
Swaps — OTC
(a)
..................................................................................... 72,838,669 12,479,606
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 73,858,723 $ 15,189,590
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,017,295) (341,564)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 72,841,428 $ 14,848,026
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
72
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 72,495 $ (70,700) $ — $ — $ 1,795
Barclays Bank plc ................................ 298,964 (298,964) — — —
BNP Paribas SA ................................. 3,446,008 (1,802,202) — (1,194,885) 448,921
Citibank NA .................................... 35,400 (34,520) — — 880
Goldman Sachs International ........................ 20,813,933 (2,451,691) — (17,540,000) 822,242
JPMorgan Chase Bank NA .......................... 10,410,678 (1,812,086) — (7,950,000) 648,592
Morgan Stanley & Co. International plc .................. 37,763,950 (5,606,182) — (30,880,000) 1,277,768
$ 72,841,428 $ (12,076,345) $ — $ (57,564,885) $ 3,200,198
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 70,700 $ (70,700) $ — $ — $ —
Bank of New York Mellon ........................... 11,115 — — — 11,115
Barclays Bank plc ................................ 704,718 (298,964) — (405,754) —
BNP Paribas SA ................................. 1,802,202 (1,802,202) — — —
Citibank NA .................................... 34,520 (34,520) — — —
Commonwealth Bank of Australia ..................... 483 — — — 483
Goldman Sachs International ........................ 2,451,691 (2,451,691) — — —
JPMorgan Chase Bank NA .......................... 1,812,086 (1,812,086) — — —
Morgan Stanley & Co. International plc .................. 5,606,182 (5,606,182) — — —
Natwest Markets plc .............................. 4,168 — — — 4,168
State Street Bank and Trust Co. ...................... 819 — — — 819
Toronto Dominion Bank ............................ 129,432 — — — 129,432
UBS AG ...................................... 2,219,910 — — — 2,219,910
$ 14,848,026 $ (12,076,345) $ — $ (405,754) $ 2,365,927
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
73
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 19,394,550 $ — $ 19,394,550
Common Stocks
Building Products ....................................... 12,845,989 — — 12,845,989
Commercial Services & Supplies ............................. — — 5,230,700 5,230,700
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 28,001 — — 28,001
Hotels, Restaurants & Leisure .............................. — — — —
Life Sciences Tools & Services .............................. 21,770,821 — — 21,770,821
Metals & Mining ........................................ 28,302,335 — — 28,302,335
Oil, Gas & Consumable Fuels ............................... 7,329,344 — — 7,329,344
Semiconductors & Semiconductor Equipment .................... 17 — — 17
Specialized REITs ...................................... 34,372,323 — — 34,372,323
Corporate Bonds
Aerospace & Defense .................................... — 844,808,682 — 844,808,682
Air Freight & Logistics .................................... — 11,744,512 — 11,744,512
Automobile Components .................................. — 397,862,141 — 397,862,141
Automobiles .......................................... — 24,512,347 — 24,512,347
Banks ............................................... — 423,184,593 — 423,184,593
Biotechnology ......................................... — 22,235,033 — 22,235,033
Broadline Retail ........................................ — 73,466,379 — 73,466,379
Building Products ....................................... — 514,139,825 — 514,139,825
Capital Markets ........................................ — 458,887,472 — 458,887,472
Chemicals ............................................ — 555,642,473 — 555,642,473
Commercial Services & Supplies ............................. — 845,175,716 — 845,175,716
Communications Equipment ................................ — 28,924,832 — 28,924,832
Construction & Engineering ................................ — 136,943,211 — 136,943,211
Consumer Finance ...................................... — 232,836,606 — 232,836,606
Consumer Staples Distribution & Retail ........................ — 159,246,315 — 159,246,315
Containers & Packaging .................................. — 625,254,743 — 625,254,743
Distributors ........................................... — 88,052,831 — 88,052,831
Diversified Consumer Services .............................. — 203,988,113 — 203,988,113
Diversified REITs ....................................... — 154,086,885 — 154,086,885
Diversified Telecommunication Services ........................ — 1,130,241,426 — 1,130,241,426
Electric Utilities ........................................ — 205,005,252 — 205,005,252
Electrical Equipment ..................................... — 40,304,648 — 40,304,648
Electronic Equipment, Instruments & Components ................. — 122,782,253 — 122,782,253
Energy Equipment & Services .............................. — 586,790,070 — 586,790,070
Entertainment ......................................... — 105,982,588 — 105,982,588
Financial Services ...................................... — 781,440,315 1,303,125 782,743,440
Food Products ......................................... — 259,459,367 — 259,459,367
Gas Utilities ........................................... — 31,673,219 — 31,673,219
Ground Transportation ................................... — 137,454,086 — 137,454,086
Health Care Equipment & Supplies ........................... — 300,036,819 — 300,036,819
Health Care Providers & Services ............................ — 654,307,419 — 654,307,419
Health Care REITs ...................................... — 64,674,145 — 64,674,145
Health Care Technology .................................. — 12,032,165 — 12,032,165
Hotel & Resort REITs .................................... — 267,248,429 — 267,248,429
Hotels, Restaurants & Leisure .............................. — 1,523,373,599 — 1,523,373,599
Household Durables ..................................... — 176,829,973 — 176,829,973
Household Products ..................................... — 30,884,126 — 30,884,126
Independent Power and Renewable Electricity Producers ............ — 164,072,946 — 164,072,946
Insurance ............................................ — 1,407,537,281 — 1,407,537,281
IT Services ........................................... — 230,928,963 — 230,928,963
Life Sciences Tools & Services .............................. — 11,146,203 — 11,146,203
Machinery ............................................ — 340,744,172 — 340,744,172
Marine Transportation .................................... — 2,410,698 — 2,410,698

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
74
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 1,040,072,636 $ — $ 1,040,072,636
Metals & Mining ........................................ — 589,911,525 — 589,911,525
Mortgage Real Estate Investment Trusts (REITs) .................. — 37,755,846 — 37,755,846
Multi-Utilities .......................................... — 40,185,788 — 40,185,788
Oil, Gas & Consumable Fuels ............................... — 2,128,650,500 — 2,128,650,500
Paper & Forest Products .................................. — 4,321,867 — 4,321,867
Passenger Airlines ...................................... — 84,369,573 — 84,369,573
Personal Care Products .................................. — 29,738,579 — 29,738,579
Pharmaceuticals ....................................... — 298,043,980 — 298,043,980
Professional Services .................................... — 112,940,559 — 112,940,559
Real Estate Management & Development ....................... — 108,109,904 — 108,109,904
Retail REITs .......................................... — 5,213,477 — 5,213,477
Semiconductors & Semiconductor Equipment .................... — 117,778,771 — 117,778,771
Software ............................................. — 1,193,383,786 — 1,193,383,786
Specialized REITs ...................................... — 111,059,691 — 111,059,691
Specialty Retail ........................................ — 387,047,339 — 387,047,339
Technology Hardware, Storage & Peripherals .................... — 40,924,208 — 40,924,208
Textiles, Apparel & Luxury Goods ............................ — 40,484,810 — 40,484,810
Trading Companies & Distributors ............................ — 352,284,997 — 352,284,997
Transportation Infrastructure ............................... — 2,638,165 — 2,638,165
Wireless Telecommunication Services ......................... — 140,684,633 — 140,684,633
Fixed Rate Loan Interests
Construction & Engineering ................................ — — 22,787,975 22,787,975
Health Care Technology .................................. — 165,078,733 — 165,078,733
Media ............................................... — 62,850,062 — 62,850,062
Floating Rate Loan Interests
Aerospace & Defense .................................... — 64,734,557 — 64,734,557
Air Freight & Logistics .................................... — 11,300,579 — 11,300,579
Automobile Components .................................. — 20,991,360 — 20,991,360
Biotechnology ......................................... — 2,660,630 — 2,660,630
Broadline Retail ........................................ — 35,795,978 — 35,795,978
Building Products ....................................... — 34,081,774 — 34,081,774
Capital Markets ........................................ — 25,812,138 — 25,812,138
Chemicals ............................................ — 78,018,148 — 78,018,148
Commercial Services & Supplies ............................. — 31,958,874 — 31,958,874
Construction & Engineering ................................ — 52,061,367 — 52,061,367
Construction Materials .................................... — 23,328,594 — 23,328,594
Consumer Staples Distribution & Retail ........................ — 4,262,597 — 4,262,597
Containers & Packaging .................................. — 8,927,387 — 8,927,387
Diversified Consumer Services .............................. — 73,750,073 — 73,750,073
Diversified Telecommunication Services ........................ — 68,487,860 7,902,000 76,389,860
Entertainment ......................................... — 16,475,463 — 16,475,463
Financial Services ...................................... — 64,373,724 — 64,373,724
Food Products ......................................... — 10,059,020 — 10,059,020
Gas Utilities ........................................... — 7,081,191 — 7,081,191
Ground Transportation ................................... — 14,197,777 — 14,197,777
Health Care Equipment & Supplies ........................... — 44,891,644 — 44,891,644
Health Care Providers & Services ............................ — 83,317,027 — 83,317,027
Health Care Technology .................................. — 133,520,883 — 133,520,883
Hotels, Restaurants & Leisure .............................. — 28,775,954 — 28,775,954
Household Durables ..................................... — 31,183,865 — 31,183,865
Industrial Conglomerates .................................. — 24,692,410 — 24,692,410
Insurance ............................................ — 136,753,172 — 136,753,172
IT Services ........................................... — 153,105,089 — 153,105,089
Life Sciences Tools & Services .............................. — 26,687,898 — 26,687,898
Machinery ............................................ — 127,913,075 — 127,913,075
Media ............................................... — 73,483,880 — 73,483,880
Metals & Mining ........................................ — 31,108,917 — 31,108,917
Oil, Gas & Consumable Fuels ............................... — 5,131,695 — 5,131,695
Passenger Airlines ...................................... — 13,725,185 — 13,725,185
Personal Care Products .................................. — 9,866,361 — 9,866,361
Pharmaceuticals ....................................... — 56,316,023 — 56,316,023
Professional Services .................................... — 35,027,894 — 35,027,894
Real Estate Management & Development ....................... — 929,410 — 929,410
Semiconductors & Semiconductor Equipment .................... — 8,680,700 — 8,680,700
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
September 30, 2024
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
75
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 285,226,161 $ 38,849,407 $ 324,075,568
Specialty Retail ........................................ — 11,855,448 — 11,855,448
Trading Companies & Distributors ............................ — 36,106,570 — 36,106,570
Transportation Infrastructure ............................... — 5,904,276 — 5,904,276
Wireless Telecommunication Services ......................... — 12,826,812 — 12,826,812
Foreign Agency Obligations ................................. — 23,681,547 — 23,681,547
Investment Companies .................................... 1,131,263,752 — — 1,131,263,752
Other Interests .......................................... — 15,907 1 15,908
Preferred Securities ....................................... — 296,016,341 — 296,016,341
Short-Term Securities
Money Market Funds ...................................... 418,573,984 — — 418,573,984
Liabilities
Investment Sold Short
Common Stocks ......................................... (5,110) — — (5,110)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (1,571) — (1,571)
$ 1,654,481,456 $ 23,846,378,514 $ 76,073,208 $ 25,576,933,178
Investments valued at NAV
(b)
...................................... 37,122
$ 25,576,970,300
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 952,294 $ — $ 952,294
Foreign currency exchange contracts ............................ — 2,759 — 2,759
Interest rate contracts ....................................... 298,841 71,841,538 — 72,140,379
Liabilities
Credit contracts ........................................... — (388,514) — (388,514)
Foreign currency exchange contracts ............................ — (2,368,420) — (2,368,420)
Interest rate contracts ....................................... (29,635) — — (29,635)
$ 269,206 $ 70,039,657 $ — $ 70,308,863
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock Low Duration Bond Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a) (b)
.......... USD 5,500 $ 5,508,178
AGL Core CLO 2 Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 7.08%, 07/20/37
(a) (b)
......... 1,000 1,002,771
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 5.11%, 01/25/61
(b) (c)
.......... 1,215 1,214,730
Alinea CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.19%, 07/20/31
(a) (b)
.......... 7,000 7,016,867
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 7.38%, 04/28/37
(a) (b)
1,500 1,511,935
Apidos CLO XXV, Series 2016-25A, Class
A1R2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.43%, 10/20/31
(a) (b)
..... 4,616 4,619,166
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 1,314 1,212,358
ARI Fleet Lease Trust
(b)
Series 2022-A, Class A2, 3.12%, 01/15/31 . 815 813,746
Series 2024-A, Class A2, 5.30%, 11/15/32 . 3,123 3,145,315
Arm Master Trust LLC, Series 2021-T1, Class A,
2.43%, 11/15/27
(b)
................. 661 651,941
Asimi Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.00%), 5.96%, 09/16/31 GBP 308 412,864
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 6.31%, 09/16/31 121 161,642
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.91%, 09/16/31 112 150,148
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.08%, 12/29/36 EUR 100 111,520
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.68%, 12/29/36 100 111,973
Series 2024-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.50%), 7.88%, 12/29/36 41 45,673
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 4.23%, 09/28/38
(a) (d)
.......... 800 891,907
Auto1 Car Funding SARL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 4.94%, 12/15/33 100 111,769
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 6.94%, 12/15/33 100 114,976
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 4.52%, 12/24/44 159 176,572
Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.35%), 5.72%, 12/24/44 85 95,506
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 4.40%,
01/31/39 ..................... 812 903,637
Series 2021-SP, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.55%), 4.90%,
01/31/39 ..................... 309 344,437
Series 2021-SP, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.65%), 6.00%,
01/31/39 ..................... 232 257,577
Series 2021-SP, Class F, (1-mo. EURIBOR
at 0.00% Floor + 3.90%), 7.25%,
01/31/39 ..................... 39 42,389
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 6.87%, 04/16/37
(a) (b)
......... USD 3,370 $ 3,391,905
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 6.61%, 04/20/35
(a) (b)
......... 1,250 1,250,491
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.61%, 04/20/31
(a) (b)
.......... 885 889,075
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.74%, 07/15/34
(a) (b)
.......... 4,500 4,502,718
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
............... 128 124,246
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.08%, 08/15/31
(a) (b)
.......... 500 502,027
BlueMountain Fuji US CLO III Ltd., Series 2017-
3A, Class A2, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.71%, 01/15/30
(a) (b)
250 250,127
BPCE Consumer Loans FCT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.70%), 4.08%, 10/31/42
(a) (d)
.......... EUR 800 893,284
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
USD 413 419,613
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 5.37%, 02/24/42 EUR 90 100,497
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 7.37%, 02/24/42 90 100,378
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 6.93%, 04/15/37
(a) (b)
..... USD 1,500 1,509,600
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 6.11%,
05/15/28
(a)
.................... 2,240 2,237,605
Series 2023-A1, Class A, 4.42%, 05/15/28 . 100 100,397
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.85%, 08/20/31 ................ GBP 345 462,390
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.55%, 08/20/31 ................ 262 351,617
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.97%, 04/22/32 ................ USD 350 349,562
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.52%, 04/17/31 ................ 2,083 2,086,376
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 07/15/31 ................ 4,078 4,083,886
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 6.96%, 04/20/37
(a) (b)
.......... 1,000 1,005,124
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... 1,803 1,626,783
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.14%, 10/20/32
(a) (b)
..... 570 570,160

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.67%, 05/29/32
(a) (b)
USD 1,500 $ 1,499,991
Chesapeake Funding II LLC
(b)
Series 2023-2A, Class A1, 6.16%, 10/15/35 3,908 3,973,828
Series 2024-1A, Class A1, 5.52%, 05/15/36 6,262 6,335,378
CIFC Funding Ltd., Series 2015-3A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 6.69%, 04/19/29
(a) (b)
.......... 8,500 8,497,059
CNH Equipment Trust, Series 2024-C, Class
A3, 4.03%, 01/15/30 ............... 7,766 7,747,751
College Ave Student Loans Trust, Series 2024-
A, Class A1B, (SOFR 30 day Average at
1.75% Floor + 1.75%), 7.03%, 06/25/54
(a) (b)
13,827 13,958,568
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 6.07%,
07/25/51 ..................... 247 243,781
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.77%,
06/25/52 ..................... 3,491 3,438,661
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.18%,
05/25/55 ..................... 6,063 6,156,219
Compartment BL Consumer Credit, Series
2024-1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 4.25%, 09/25/41
(a) (d)
..... EUR 308 343,323
Compartment Driver UK Eight, Series 8, Class
A, (Sterling Overnight Index Average at
0.00% Floor + 0.60%), 5.55%, 09/25/31
(a) (d)
GBP 1,000 1,338,033
Credit Acceptance Auto Loan Trust, Series
2022-1A, Class A, 4.60%, 06/15/32
(b)
.... USD 7,702 7,688,350
Dowson plc
(a)(d)
Series 2022-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
7.21%, 01/20/29 ................ GBP 1,151 1,542,490
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.66%, 01/20/29 ................ 601 804,684
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.14%, 07/18/30
(a) (b)
..... USD 3,250 3,253,166
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.14%, 07/18/30
(a) (b)
.......... 500 500,580
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.49%, 05/20/34
(a) (b)
......... 750 750,371
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
...................... 2,385 2,329,252
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 535,884
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 .. 7,321 7,181,683
Series 2023-A, Class A, 6.37%, 02/04/48 .. 6,102 6,323,163
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 7.69%, 04/18/37
(a) (b)
.......... 3,700 3,742,262
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.84%, 04/20/37
(a) (b)
..... 1,755 1,758,525
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.19%, 04/20/34
(a) (b)
......... USD 4,200 $ 4,215,704
Elmwood CLO III Ltd., Series 2019-3A, Class
A2RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.92%, 07/18/37
(a) (b)
..... 350 347,944
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.17%, 04/18/37
(a) (b)
......... 1,000 1,004,417
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 . 4,278 4,256,796
Series 2023-2, Class A2, 5.56%, 04/22/30 . 8,754 8,837,436
Series 2024-1, Class A2, 5.23%, 03/20/30 . 5,070 5,118,398
Series 2024-1, Class A3, 5.16%, 09/20/30 . 338 347,169
Series 2024-3, Class A3, 4.98%, 08/21/28 . 2,202 2,241,174
Series 2024-3, Class A4, 5.06%, 03/20/31 . 713 729,603
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 2,742 2,006,516
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.50%), 4.85%,
10/25/49
(a) (d)
..................... EUR 321 357,400
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 5.29%,
02/25/38
(a) (d)
..................... 95 105,934
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1R, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.45%, 10/19/37
(a) (b)
..... USD 1,805 1,805,682
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 217 202,903
Ford Credit Auto Owner Trust
(b)
Series 2023-1, Class A, 4.85%, 08/15/35 .. 3,148 3,206,091
Series 2023-2, Class A, 5.28%, 02/15/36 .. 4,203 4,347,910
Series 2024-1, Class A, 4.87%, 08/15/36
(c)
. 8,704 8,886,990
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 . 7,860 7,938,341
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 6.59%,
05/15/28
(a)
.................... 3,470 3,505,737
Series 2024-2, Class A, 5.24%, 04/15/31 .. 2,162 2,248,602
Fortuna Consumer Loan Abs DAC
(a)(d)
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 0.00%, 10/18/34 EUR 100 111,516
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 0.00%, 10/18/34 400 445,260
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 4.76%, 02/18/34 300 335,619
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.71%, 02/18/34 200 225,457
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 0.00%, 10/18/34 100 111,560
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 . USD 936 879,646
Series 2024-1A, Class A, 5.50%, 12/15/49 . 3,961 4,046,070
Series 2024-1A, Class B, 5.95%, 12/15/49 . 511 525,642
FS Rialto Issuer LLC, Series 2022-FL6, Class
A, (1-mo. CME Term SOFR at 2.58% Floor +
2.58%), 7.54%, 08/17/37
(a) (b)
.......... 4,681 4,698,996
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 4.41%, 03/21/33
(a)
EUR 207 229,635
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 5.41%, 03/21/33
(a)
62 68,838
Series 2020-1, Class D, 3.50%, 03/21/33 .. 103 112,649

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GM Financial Revolving Receivables Trust,
Series 2023-2, Class A, 5.77%, 08/11/36
(b)
. USD 7,487 $ 7,900,768
Golden Bar Securitisation Srl, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.93%, 09/22/43
(a) (d)
.......... EUR 369 412,148
GoldenTree Loan Management US CLO 11
Ltd., Series 2021-11A, Class A, (3-mo. CME
Term SOFR at 1.13% Floor + 1.39%), 6.67%,
10/20/34
(a) (b)
..................... USD 655 655,305
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%), 7.14%,
04/24/31
(a) (b)
..................... 400 401,208
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
...................... 1,805 1,856,509
Goodleap Sustainable Home Solutions Trust,
Series 2023-3C, Class A, 6.50%, 07/20/55
(b)
2,839 2,947,537
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,215 1,096,885
Series 2022-3CS, Class A, 4.95%, 07/20/49 791 758,093
Gracie Point International Funding
(a)(b)
Series 2023-1A, Class D, (SOFR90A at
0.00% Floor + 4.50%), 9.87%, 09/01/26 285 288,147
Series 2023-2A, Class A, (SOFR90A at
2.25% Floor + 2.25%), 7.62%, 03/01/27 795 797,005
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 7.07%, 03/01/28
(a) (b)
......... 6,180 6,200,686
GreatAmerica Leasing Receivables Funding
LLC, Series 2024-2, Class A2, 5.28%,
03/15/27
(b)
...................... 2,556 2,583,142
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(b)
..... 4,000 4,045,233
Hermitage 2024 plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.55%, 04/21/33 ................ GBP 145 193,504
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
7.30%, 04/21/33 ................ 91 121,702
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.85%, 04/21/33 ................ 149 198,379
Hill FL
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 4.51%,
02/18/32 ..................... EUR 200 223,259
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 5.46%,
02/18/32 ..................... 100 112,523
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 6.61%,
02/18/32 ..................... 100 112,800
Hill FL BV
(a)(d)
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 0.00%,
10/18/32 ..................... 600 668,207
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 0.00%,
10/18/32 ..................... 100 111,438
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
........... USD 2,128 2,103,197
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ............... 6,776 6,854,547
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 6.40%, 04/15/29
(a) (b)
..... USD 741 $ 741,350
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.19%, 10/20/29
(a) (b)
................ 485 485,624
Litigation Systems, Inc., Series 2020-1, Class A,
4.00%, 10/30/27
(e)
................. 350 350,330
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,614 1,352,906
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,490 2,047,684
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,012 3,988,612
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 6.35%,
03/28/34 ..................... GBP 381 512,640
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 7.45%,
03/28/34 ..................... 130 174,451
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 8.40%,
03/28/34 ..................... 117 158,556
Series 2, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.50%),
10.45%, 03/28/34 ............... 135 181,333
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.92%, 01/17/30
(a) (b)
..... USD 1,140 1,139,711
LT Autorahoitus V DAC, Series 5, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
4.31%, 05/18/35
(a) (d)
................ EUR 400 441,543
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 6.38%, 07/27/34
(a) (b)
USD 2,365 2,365,001
Madison Park Funding XXVIII Ltd., Series 2018-
28A, Class B, (3-mo. CME Term SOFR at
0.26% Floor + 1.86%), 7.16%, 07/15/30
(a) (b)
1,000 1,002,028
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.94%, 04/20/32
(a) (b)
250 250,213
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.67%,
07/17/34
(a) (b)
..................... 3,000 3,000,163
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.87%, 01/23/37
(a) (b)
.......... 800 802,328
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class A, 2.19%, 08/21/34 . 201 200,200
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,250 1,251,020
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
4.26%, 05/28/49
(a) (d)
................ EUR 379 423,284
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 4.86%, 09/16/41 100 111,104
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 5.41%, 09/16/41 100 110,786
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... USD 7,248 6,626,649
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 1,796 1,823,852
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 187 168,614
Series 2020-2A, Class B, 2.21%, 08/20/46 . 811 671,562

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class B, 2.05%, 12/20/46 . USD 510 $ 398,064
Series 2022-1A, Class B, 3.16%, 01/20/53 . 3,725 2,944,869
Series 2022-2A, Class A, 4.38%, 01/21/53 . 406 391,313
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 6.11%, 11/15/68
(a) (b)
711 707,815
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,062 1,038,926
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.03%),
6.13%, 05/15/68
(a)
............... 4,026 4,019,048
Series 2019-GA, Class A, 2.40%, 10/15/68 463 445,341
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
6.21%, 04/15/69
(a)
............... 7,553 7,550,986
Series 2021-A, Class A, 0.84%, 05/15/69 .. 828 752,248
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 6.51%, 04/15/60
(a)
5,849 5,787,046
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 333 331,126
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 7.04%,
03/15/72
(a)
.................... 3,142 3,166,085
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
...................... 4,294 4,363,659
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 2,045 2,073,002
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%, 04/20/62 9,806 9,095,220
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 1,005,101
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.89%),
5.86%, 04/20/62
(a)
............... 6,386 6,342,668
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 5,180 4,835,585
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
5.82%, 04/20/62
(a)
............... 6,952 6,898,055
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 4,004 4,059,630
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class CR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.30%), 7.58%,
01/19/33
(a) (b)
..................... 2,050 2,059,706
NewDay Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
6.14%, 03/15/32 ................ GBP 534 717,734
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
6.61%, 03/15/32 ................ 208 278,423
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
7.36%, 03/15/32 ................ 147 198,313
Newday Funding Master Issuer plc
(a)(d)
Series 2021-3X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.31%, 11/15/29 ................ 677 906,062
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.36%, 07/15/32 ................ 132 176,488
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.86%, 07/15/32 ................ GBP 154 $ 206,306
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.61%, 07/15/32 ................ 331 443,597
Noria DE
(a)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 5.00%,
02/25/43 ..................... EUR 100 111,252
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 6.90%,
02/25/43 ..................... 100 111,283
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.85%,
02/25/43 ..................... 100 111,284
Oaktree CLO Ltd., Series 2022-2A, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.85%, 07/15/33
(a) (b)
.......... USD 3,890 3,891,945
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.38%),
6.66%, 07/20/29 ................ 699 699,587
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.60%, 07/20/37 ................ 2,500 2,501,265
Octagon Investment Partners 48 Ltd., Series
2020-3A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.69%,
10/20/34
(a) (b)
..................... 1,000 1,000,302
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.89%,
07/19/30
(a) (b)
..................... 1,750 1,754,056
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 6.65%,
01/25/31
(a) (b)
..................... 1,750 1,750,014
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/02/35
(a) (b)
..... 850 850,280
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/20/34
(a) (b)
..... 2,000 2,000,457
OneMain Financial Issuance Trust, Series 2023-
2A, Class A2, (SOFR 30 day Average at
0.00% Floor + 1.50%), 6.84%, 09/15/36
(a) (b)
5,382 5,463,665
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
..... 4,911 4,688,127
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.55%, 10/17/31 ................ 1,619 1,619,643
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.69%,
07/20/37 ..................... 2,000 2,006,839
Palmer Square Loan Funding Ltd., Series 2024-
1A, Class A1, (3-mo. CME Term SOFR at
1.05% Floor + 1.05%), 6.16%, 10/15/32
(a) (b)
1,500 1,500,945
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%), 6.79%,
10/20/31
(a) (b)
..................... 10,000 9,972,726

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.86%, 07/16/29 ................ GBP 636 $ 852,316
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.26%, 07/16/29 ................ 140 187,731
PFS Financing Corp.
(b)
Series 2023-A, Class A, 5.80%, 03/15/28 .. USD 7,736 7,886,971
Series 2024-D, Class A, 5.34%, 04/15/29 .. 2,087 2,141,746
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 4.64%, 01/14/33 EUR 100 111,183
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 5.09%, 01/14/33 100 111,175
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 6.22%, 07/25/51
(a) (b)
.......... USD 867 863,354
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(b)
........... 3,362 3,092,995
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 5.78%, 06/15/41 EUR 100 112,474
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 7.18%, 06/15/41 100 112,764
Rad CLO 7 Ltd., Series 2020-7A, Class B1R,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 7.19%, 04/17/36
(a) (b)
.......... USD 2,000 2,002,038
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.34%), 6.62%, 04/20/34
(a) (b)
.......... 10,000 10,003,870
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 4.39%, 09/15/30
(a) (d)
.......... EUR 175 194,343
Red & Black Auto Italy SRL, Series 1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 2.85%),
6.23%, 12/28/31
(a) (d)
................ 250 279,488
Regatta VIII Funding Ltd., Series 2017-1A,
Class A1R, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.87%, 04/17/37
(a) (b)
USD 1,110 1,112,869
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 308 306,647
Series 2021-1, Class A, 1.68%, 03/17/31 .. 619 608,890
Series 2022-2B, Class A, 7.10%, 11/17/32 . 1,450 1,454,588
Series 2024-1, Class A, 5.83%, 07/15/36 .. 854 883,857
Republic Finance Issuance Trust
(b)
Series 2021-A, Class A, 2.30%, 12/22/31 .. 1,307 1,281,610
Series 2024-A, Class A, 5.91%, 08/20/32 .. 3,670 3,728,089
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 3.95%,
02/21/37
(a) (d)
..................... EUR 544 604,841
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(e)
........... USD 4,470 4,174,086
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 6.73%,
10/20/30 ..................... 1,153 1,154,818
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.71%,
07/20/34 ..................... 10,750 10,761,728
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 0.00%, 10/15/39
(a) (b)
.......... 1,355 1,355,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/15/35
(a) (b)
................ USD 5,500 $ 5,513,164
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 10,930 11,070,625
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.86%, 08/17/28 ................ GBP 200 267,795
Series 2021-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.20%),
8.16%, 08/17/28 ................ 167 223,938
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.86%, 01/17/31 ................ 418 559,958
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
6.21%, 01/17/31 ................ 141 188,699
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
7.01%, 01/17/31 ................ 137 183,796
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
8.26%, 01/17/31 ................ 100 134,826
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
10.26%, 01/17/31 ............... 100 134,767
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 5.19%, 11/14/34 EUR 893 998,591
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 5.94%, 11/14/34 366 410,655
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 4.09%, 01/14/38 900 1,003,116
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 4.44%, 01/14/38 300 333,418
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 4.74%, 01/14/38 500 555,157
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 4.75%, 06/25/34
(a) (d)
.......... 100 111,334
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 . USD 980 949,555
Series 2024-1A, Class A, 6.39%, 11/20/35 . 738 760,334
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 . 2,907 2,893,880
Series 2022-1, Class A2, 5.50%, 07/25/52 . 213 211,673
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.71%, 07/15/31
(a) (b)
......... 2,972 2,973,772
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.19%, 04/20/33
(a) (b)
.......... 2,500 2,505,381
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 5.61%,
06/15/33 ..................... 314 309,546
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 5.52%,
12/15/38 ..................... 3,795 3,740,857
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 5.54%,
06/15/39 ..................... 3,524 3,454,402

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 5.45%,
12/16/41 ..................... USD 2,181 $ 2,155,632
SLM Private Education Loan Trust, Series 2010-
C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.96%, 10/15/41
(a) (b)
11,650 12,192,748
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 5.94%, 06/25/43
(a)
........... 2,596 2,568,274
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 6.04%,
09/15/37
(a)
.................... 627 625,494
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.94%,
01/15/53
(a)
.................... 9,212 9,106,839
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,364 3,212,490
Series 2021-C, Class APT1, 1.39%, 01/15/53 3,966 3,604,823
Series 2021-C, Class D, 3.93%, 01/15/53 . 172 156,655
Series 2023-A, Class A1B, (SOFR 30 day
Average at 1.50% Floor + 1.50%), 6.84%,
01/15/53
(a)
.................... 3,900 3,934,406
SoFi Personal Loan Trust
  0.00%, 10/15/30
(f)
................. 47 2,301,315
Series 2023-1A, Class A, 6.00%, 11/12/30
(b)
1,331 1,354,910
Series 2024-1A, Class A, 6.06%, 02/12/31
(b)
4,028 4,100,487
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 608 601,023
Series 2019-A, Class A2FX, 3.69%, 06/15/48 1,231 1,210,750
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 773 761,540
Series 2020-A, Class A2FX, 2.54%, 05/15/46 5,064 4,818,724
Series 2021-A, Class AFX, 1.03%, 08/17/43 490 432,739
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.59%, 01/23/29
(a) (b)
..... 1,500 1,500,239
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 6.27%, 11/25/33
(a)
...... 376 385,175
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 3,089 2,863,741
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
4.17%, 03/27/49
(a) (d)
................ EUR 300 334,517
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR at 0.00% Floor + 2.85%), 6.24%,
09/23/38
(a) (d)
..................... 481 519,119
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 7.20%, 04/15/33
(a) (b)
.......... USD 1,315 1,318,437
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.82%, 04/25/37
(a) (b)
.......... 1,420 1,423,116
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.94%, 10/18/31
(a) (b)
..... 1,250 1,251,255
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.65%, 04/25/33
(a) (b)
..... 5,000 5,002,924
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.08%, 10/20/36
(a) (b)
.......... 1,390 1,397,270
Vantage Data Centers Jersey Borrower Spv
Ltd., Series 2024-1X, 6.17%, 05/28/39
(d)
.. GBP 867 1,182,619
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28 USD 13,918 $ 14,022,312
Series 2024-2, Class A, 4.83%, 12/22/31
(b)
. 1,568 1,603,304
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ...... 6,039 5,975,287
Voya CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.21%), 6.50%, 04/17/30
(a) (b)
.......... 706 706,378
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 6.66%, 07/24/36
(a) (b)
..... 4,450 4,457,565
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 0.00%, 10/15/35
(a) (b)
..... 3,545 3,545,000
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.52%, 07/20/30
(a) (b)
..... 103 102,833
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 4.23%, 04/20/34 EUR 535 597,214
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.05%, 04/20/34 146 163,648
Total Asset-Backed Securities — 13 .2%
(Cost: $ 602,875,476 ) .............................. 599,491,459
Corporate Bonds
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 106 110,241
BAE Systems plc
(b)
5.00% , 03/26/27 .................. 2,190 2,225,371
5.13% , 03/26/29 .................. 1,419 1,460,053
Boeing Co. (The), 2.20%, 02/04/26 ....... 13,148 12,661,378
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 116 116,325
6.00% , 02/15/28 .................. 442 444,922
7.50% , 02/01/29 .................. 9 9,523
8.75% , 11/15/30 .................. 621 681,904
7.25% , 07/01/31 .................. 85 89,861
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 223 215,093
4.13% , 04/15/29 .................. 120 115,309
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 200 217,840
General Dynamics Corp., 3.75%, 05/15/28 .. 3,720 3,694,747
L3Harris Technologies, Inc.
3.83% , 04/27/25 .................. 1,380 1,372,593
5.40% , 01/15/27 .................. 14,735 15,123,571
4.40% , 06/15/28 .................. 2,567 2,577,753
5.05% , 06/01/29 .................. 9,037 9,308,001
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 2,389 2,472,899
4.50% , 02/15/29 .................. 6,683 6,804,892
Northrop Grumman Corp.
3.20% , 02/01/27 .................. 2,990 2,930,262
3.25% , 01/15/28 .................. 7,794 7,573,815
4.60% , 02/01/29 .................. 1,452 1,473,602
RTX Corp.
2.65% , 11/01/26 .................. 1,380 1,339,833
5.75% , 11/08/26 .................. 14,446 14,892,805
3.50% , 03/15/27 .................. 5,135 5,060,267
3.13% , 05/04/27 .................. 8,665 8,454,827
4.13% , 11/16/28 .................. 1,130 1,127,157
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 247 267,959

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
9.75% , 11/15/30 .................. USD 248 $ 276,520
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 1,041 1,071,489
6.38% , 03/01/29 .................. 2,670 2,754,692
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 321 336,028
107,261,532
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 80 81,587
Automobile Components — 0.0%
Clarios Global LP
(b)
6.25% , 05/15/26 .................. 134 133,952
6.75% , 05/15/28 .................. 456 470,024
Icahn Enterprises LP
5.25% , 05/15/27 .................. 530 507,868
9.75% , 01/15/29
(b)
................. 115 119,309
4.38% , 02/01/29 .................. 168 146,823
9.00% , 06/15/30
(b)
................. 199 200,645
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 126 116,919
1,695,540
Automobiles — 0.2%
(b)
BMW US Capital LLC, 4.65%, 08/13/29 .... 5,235 5,273,522
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26 .................. 1,939 2,003,557
2.45% , 09/15/28 .................. 378 337,402
7.05% , 09/15/28 .................. 3,056 3,237,517
10,851,998
Banks — 9.1%
Banco de Sabadell SA
(a)(d)
(1-Year EUR Swap Annual + 0.97%), 0.63% ,
11/07/25 ..................... EUR 500 555,067
(1-Year EUR Swap Annual + 1.60%), 4.00% ,
01/15/30 ..................... 1,000 1,152,757
Bank of America Corp.
(a)
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . USD 13,933 13,835,049
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 12,292 11,989,205
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 9,806 9,463,130
(1-day SOFR + 1.34%), 5.93% , 09/15/27 . 22,118 22,774,963
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 4,875 4,683,820
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 13,494 13,298,629
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 4,445 4,363,128
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 6,874 7,234,087
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,958 1,923,904
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
..................... EUR 500 550,452
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(g)
..................... USD 129 130,129
Barclays plc
4.38% , 01/12/26 .................. 620 618,819
(1-day SOFR + 2.71%), 2.85% , 05/07/26
(a)
621 612,832
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
2,827 2,880,761
(1-day SOFR + 1.88%), 6.50% , 09/13/27
(a)
2,217 2,296,413
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
2,400 2,465,748
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
.................... 1,197 1,292,844
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(a)
4,931 5,129,460
BPCE SA, 3.38%, 12/02/26 ............ 2,411 2,369,383
Citibank NA, 4.93%, 08/06/26 .......... 710 720,460
Citigroup, Inc.
3.20% , 10/21/26 .................. 23,955 23,463,310
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
16,189 15,734,179
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
USD 5,477 $ 5,626,198
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
3,380 3,383,920
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
425 387,205
HSBC Holdings plc
(a)
(1-day SOFR + 1.54%), 1.65% , 04/18/26 . 3,752 3,682,640
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 6,843 7,035,054
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.85%), 2.08% , 04/22/26 . 12,750 12,546,557
(1-day SOFR + 0.89%), 1.58% , 04/22/27 . 7,587 7,268,113
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 5,475 5,645,103
(1-day SOFR + 0.93%), 4.98% , 07/22/28 . 22,983 23,431,208
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 5,909 6,012,043
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 7,520 8,016,558
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 9,899 10,152,447
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 15,000 15,743,856
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 17,420 17,911,692
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (d)
............... EUR 2,300 2,669,452
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . USD 8,460 8,587,586
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 21,167 21,596,522
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(a)
........... 4,706 4,844,575
Royal Bank of Canada, 4.88%, 01/19/27 .... 5,003 5,096,497
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 600 608,494
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 8,812 9,042,361
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 3,261 3,375,331
US Bancorp
(a)
(1-day SOFR + 1.88%), 6.79% , 10/26/27 . 755 792,883
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 3,560 3,697,085
Wells Fargo & Co.
3.00% , 04/22/26 .................. 3,737 3,671,253
(1-day SOFR + 2.00%), 2.19% , 04/30/26
(a)
15,000 14,755,765
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(a)
18,638 19,245,414
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(a)
.................... 4,950 4,854,011
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(a)
742 771,980
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(a)
5,649 6,044,176
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
3,327 3,429,860
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(a)
.................... 5,000 4,637,542
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 17,040 17,192,294
411,294,204
Biotechnology — 0.5%
AbbVie, Inc., 4.80%, 03/15/29 .......... 5,842 6,012,331
Amgen, Inc.
2.60% , 08/19/26 .................. 2,755 2,678,694
5.15% , 03/02/28 .................. 6,724 6,923,775
4.05% , 08/18/29 .................. 4,690 4,657,071
20,271,871
Broadline Retail — 0.2%
Amazon.com, Inc., 3.15%, 08/22/27 ...... 6,715 6,591,988
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 68 62,358
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 492 478,361
4.13% , 08/01/30 .................. 31 29,040
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
.... 400 436,500
7,598,247
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 .................. 280 276,700

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.38% , 06/15/30 .................. USD 142 $ 145,050
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 141 142,680
EMRLD Borrower LP
6.63% , 12/15/30 .................. 1,505 1,551,798
6.75% , 07/15/31 .................. 296 308,686
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ...................... 111 108,391
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ...................... 1,288 1,292,754
Standard Industries, Inc.
5.00% , 02/15/27 .................. 26 25,780
4.75% , 01/15/28 .................. 850 832,567
4.38% , 07/15/30 .................. 261 247,037
Summit Materials LLC, 7.25%, 01/15/31 .... 203 215,038
5,146,481
Capital Markets — 4.4%
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 278 292,876
6.60% , 09/15/29
(b)
................. 1,640 1,682,428
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 10,183 10,477,487
1.65% , 03/11/31 .................. 938 795,071
2.90% , 03/03/32 .................. 537 482,395
Deutsche Bank AG
(3-mo. EURIBOR + 1.60%), 1.00% ,
11/19/25
(a) (d)
................... EUR 300 332,801
5.37% , 09/09/27 .................. USD 779 801,702
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 149 150,422
Goldman Sachs Bank USA, (1-day SOFR +
0.75%), 5.41%, 05/21/27
(a)
........... 2,464 2,503,885
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 . 11,464 11,565,039
(1-day SOFR + 0.80%), 1.43% , 03/09/27 . 4,786 4,577,882
(1-day SOFR + 0.91%), 1.95% , 10/21/27 . 18,122 17,275,945
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 12,883 12,382,977
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... 18,961 18,660,839
(1-day SOFR + 1.27%), 5.73% , 04/25/30 . 2,687 2,823,910
(1-day SOFR + 1.21%), 5.05% , 07/23/30 . 16,260 16,683,989
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 146 141,384
8.00% , 06/15/27 .................. 80 84,751
Jefferies GmbH, (ESTRON at 0.00% Floor +
0.80%), 4.24%, 07/22/26
(a) (d)
.......... EUR 5,000 5,560,054
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(g)
..................... USD 106 106,636
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 . 5,508 5,496,815
(1-day SOFR + 0.86%), 1.51% , 07/20/27 . 24 22,823
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 ..................... EUR 219 231,444
(1-day SOFR + 1.01%), 5.65% , 04/13/28 . USD 10,290 10,622,801
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 3,976 4,131,455
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 13,114 13,794,819
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 22,545 23,167,840
UBS AG, 7.50%, 02/15/28 ............ 4,108 4,512,180
UBS Group AG
(1-Year EURIBOR ICE Swap Rate + 0.55%),
0.25% , 01/29/26
(a) (d)
.............. EUR 2,640 2,907,918
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(a) (b)
................... USD 5,371 5,384,920
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a) (b)
................... USD 14,590 $ 13,787,396
4.28% , 01/09/28
(b)
................. 3,556 3,529,814
(1-Year EUR Swap Annual + 0.77%), 0.25% ,
11/05/28
(a) (d)
................... EUR 3,761 3,839,776
198,812,474
Chemicals — 0.1%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. USD 599 594,206
3.38% , 02/15/29 .................. 254 237,810
Chemours Co. (The)
5.38% , 05/15/27 .................. 179 175,229
5.75% , 11/15/28
(b)
................. 118 112,090
4.63% , 11/15/29
(b)
................. 101 90,447
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 1,138 1,084,841
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 253 220,812
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 117 119,419
Olympus Water US Holding Corp.
(b)
9.75% , 11/15/28 .................. 853 910,372
7.25% , 06/15/31 .................. 335 348,594
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 23 22,117
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 183 175,682
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 859 846,453
5.63% , 08/15/29 .................. 521 489,419
7.38% , 03/01/31 .................. 132 138,301
5,565,792
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC
4.63% , 06/01/28 .................. 1,315 1,235,560
7.88% , 02/15/31 .................. 1,354 1,383,093
APX Group, Inc., 6.75%, 02/15/27 ........ 275 275,754
Aramark Services, Inc., 5.00%, 02/01/28 .... 399 397,717
Brink's Co. (The), 6.50%, 06/15/29 ....... 258 267,273
Clean Harbors, Inc., 4.88%, 07/15/27 ...... 261 257,296
Garda World Security Corp.
4.63% , 02/15/27 .................. 192 188,512
7.75% , 02/15/28 .................. 881 913,516
GFL Environmental, Inc.
3.75% , 08/01/25 .................. 171 169,628
5.13% , 12/15/26 .................. 435 433,978
4.00% , 08/01/28 .................. 501 481,157
4.38% , 08/15/29 .................. 45 43,133
6.75% , 01/15/31 .................. 178 186,692
Prime Security Services Borrower LLC
3.38% , 08/31/27 .................. 255 242,295
6.25% , 01/15/28 .................. 516 516,139
RR Donnelley & Sons Co., 9.50%, 08/01/29 .. 178 179,515
Waste Pro USA, Inc., 5.50%, 02/15/26 ..... 4 3,980
Williams Scotsman, Inc.
6.13% , 06/15/25 .................. 286 285,708
6.63% , 06/15/29 .................. 235 241,953
7,702,899
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 796 804,245
5.00% , 04/15/29 .................. 841 862,738
4.60% , 05/23/29 .................. 970 978,683
2.30% , 11/15/30 .................. 2,989 2,637,121
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 36 32,667
5,315,454

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... USD 280 $ 268,393
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 1,269 1,358,910
Dycom Industries, Inc., 4.50%, 04/15/29 .... 55 53,093
1,680,396
Consumer Finance — 2.0%
AerCap Ireland Capital DAC
1.65% , 10/29/24 .................. 223 222,375
6.45% , 04/15/27 .................. 7,873 8,247,703
American Express Co.
2.55% , 03/04/27 .................. 3,630 3,504,366
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(a)
2,465 2,518,562
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 32 33,816
Capital One Financial Corp.
3.75% , 03/09/27 .................. 2,255 2,226,350
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
876 922,730
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
2,317 2,399,449
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 11 11,028
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 3,413 3,347,835
6.95% , 06/10/26 .................. 1,800 1,852,964
5.80% , 03/05/27 .................. 7,902 8,046,410
4.95% , 05/28/27 .................. 2,215 2,209,575
7.35% , 11/04/27 .................. 7,673 8,147,342
6.80% , 05/12/28 .................. 240 251,438
General Motors Financial Co., Inc.
4.00% , 01/15/25 .................. 3,518 3,505,280
2.75% , 06/20/25 .................. 670 659,238
4.00% , 10/06/26 .................. 5,245 5,202,657
2.35% , 02/26/27 .................. 1,302 1,239,440
5.40% , 05/08/27 .................. 3,049 3,113,512
5.80% , 01/07/29 .................. 5,426 5,643,632
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 18 18,406
8.00% , 02/15/27 .................. 147 153,617
8.00% , 06/15/28 .................. 45 48,233
6.88% , 04/15/29 .................. 199 207,016
5.88% , 03/15/30 .................. 111 111,145
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 85 86,335
John Deere Capital Corp., 2.80%, 09/08/27 .. 6,264 6,065,490
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 44 46,257
6.40% , 03/26/29 .................. 25 26,020
8.13% , 03/30/29 .................. 168 177,929
6.50% , 03/26/31 .................. 75 79,169
Navient Corp., 9.38%, 07/25/30 ......... 471 522,476
OneMain Finance Corp.
7.13% , 03/15/26 .................. 28 28,585
3.50% , 01/15/27 .................. 146 139,550
6.63% , 01/15/28 .................. 243 247,419
9.00% , 01/15/29 .................. 155 164,248
7.88% , 03/15/30 .................. 658 687,865
4.00% , 09/15/30 .................. 13 11,579
7.50% , 05/15/31 .................. 139 143,083
SLM Corp., 3.13%, 11/02/26 ........... 108 103,825
Toyota Motor Credit Corp.
4.55% , 09/20/27 .................. 14,405 14,636,824
4.55% , 08/09/29 .................. 860 873,814
Volkswagen Financial Services Overseas AG,
0.88%, 01/31/28
(d)
................ EUR 1,815 1,865,551
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
EUR 1,020 $ 1,082,020
90,832,158
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. USD 18 17,405
5.88% , 02/15/28 .................. 163 163,728
6.50% , 02/15/28 .................. 62 63,129
3.50% , 03/15/29 .................. 280 261,078
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 52 54,075
Performance Food Group, Inc.
(b)
5.50% , 10/15/27 .................. 264 263,251
4.25% , 08/01/29 .................. 6 5,705
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 76 79,213
4.75% , 02/15/29 .................. 54 52,647
4.63% , 06/01/30 .................. 60 57,966
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 61 60,883
1,079,080
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 821 826,901
3.25% , 09/01/28 .................. 200 183,076
4.00% , 09/01/29 .................. 200 178,524
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
..................... 200 180,289
Canpack SA, 3.13%, 11/01/25
(b)
......... 200 195,000
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 893 901,469
6.88% , 01/15/30 .................. 310 316,582
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 34 33,972
5.88% , 11/01/28 .................. 253 236,946
9.50% , 11/01/28 .................. 252 260,386
8.63% , 10/01/31 .................. 228 226,258
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/27
(b)
................ 1,996 2,062,222
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 125 128,417
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 192 185,518
6.13% , 02/01/28 .................. 48 48,804
5.00% , 04/15/29 .................. 36 35,455
Sonoco Products Co., 2.25%, 02/01/27 .... 413 393,685
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b) (c)
.................... 200 199,221
6,592,725
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 45 42,070
Gates Corp., 6.88%, 07/01/29 .......... 190 196,812
238,882
Diversified Consumer Services — 0.0%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
224 228,156
Service Corp. International
3.38% , 08/15/30 .................. 4 3,625
4.00% , 05/15/31 .................. 387 358,106
Sotheby's
(b)
7.38% , 10/15/27 .................. 400 384,978
5.88% , 06/01/29 .................. 200 175,296
1,150,161

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 1.4%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... USD 149 $ 138,896
GLP Capital LP
5.25% , 06/01/25 .................. 1,670 1,668,603
5.38% , 04/15/26 .................. 10,580 10,622,860
5.75% , 06/01/28 .................. 2,236 2,295,209
Uniti Group LP
(b)
10.50% , 02/15/28 ................. 846 903,026
Series MAY , 10.50% , 02/15/28 ......... 245 261,514
VICI Properties LP
4.38% , 05/15/25 .................. 28,628 28,469,695
4.25% , 12/01/26
(b)
................. 5,505 5,451,459
4.75% , 02/15/28 .................. 4,571 4,588,653
4.63% , 12/01/29
(b)
................. 9,571 9,389,063
63,788,978
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.65%, 02/01/28 ........... 9,365 8,633,170
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. 372 366,129
5.38% , 06/01/29 .................. 924 890,452
6.38% , 09/01/29 .................. 1,166 1,167,382
7.38% , 03/01/31 .................. 133 136,175
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 269 270,094
5.00% , 05/01/28 .................. 538 533,147
8.75% , 05/15/30 .................. 867 923,931
8.63% , 03/15/31 .................. 89 95,950
Iliad Holding SASU
(b)
6.50% , 10/15/26 .................. 290 293,161
7.00% , 10/15/28 .................. 844 858,616
8.50% , 04/15/31 .................. 200 215,121
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 740 806,636
4.88% , 06/15/29 .................. 135 113,400
11.00% , 11/15/29 ................. 550 609,294
10.50% , 05/15/30 ................. 477 513,371
10.75% , 12/15/30 ................. 74 80,773
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. 58 48,701
4.13% , 04/15/30 .................. 58 46,803
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 1,807 1,816,797
4.02% , 12/03/29 .................. 5,066 4,992,120
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 368 352,948
Windstream Escrow LLC
(b)
7.75% , 08/15/28 .................. 273 273,257
8.25% , 10/01/31 .................. 144 146,395
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,329 1,188,715
25,372,538
Electric Utilities — 2.4%
AEP Texas, Inc.
3.95% , 06/01/28 .................. 1,099 1,084,546
5.45% , 05/15/29 .................. 7,255 7,567,171
Duke Energy Corp.
0.90% , 09/15/25 .................. 4,904 4,737,674
2.65% , 09/01/26 .................. 11,980 11,649,078
4.85% , 01/05/27 .................. 402 408,445
5.00% , 12/08/27 .................. 1,597 1,636,334
4.30% , 03/15/28 .................. 956 956,914
4.85% , 01/05/29 .................. 3,718 3,793,535
Edison International
3.55% , 11/15/24 .................. 696 694,308
4.95% , 04/15/25 .................. 934 933,281
4.70% , 08/15/25 .................. 6,408 6,392,237
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
4.75% , 05/15/26 .................. USD 839 $ 843,735
Series U , 1.40% , 08/15/26 ........... 461 436,527
2.90% , 03/01/27 .................. 7,907 7,651,448
5.45% , 03/01/28 .................. 267 276,811
5.95% , 02/01/29 .................. 1,620 1,714,298
Series O , 4.25% , 04/01/29 ........... 829 823,256
Exelon Corp.
5.15% , 03/15/28 .................. 6,675 6,859,063
5.15% , 03/15/29 .................. 2,905 3,009,819
FirstEnergy Corp., Series B, 3.90%, 07/15/27
(c)
2,830 2,800,603
FirstEnergy Transmission LLC, 4.55%,
01/15/30
(b)
..................... 1,840 1,856,174
Florida Power & Light Co.
5.05% , 04/01/28 .................. 1,496 1,543,975
4.40% , 05/15/28 .................. 429 434,117
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 241 228,874
4.63% , 07/15/27 .................. 2,221 2,254,257
4.90% , 03/15/29 .................. 3,050 3,127,102
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 8 7,793
7.25% , 01/15/29 .................. 74 78,024
NRG Energy, Inc.
6.63% , 01/15/27 .................. 205 205,293
5.75% , 01/15/28 .................. 45 45,335
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. 1,852 1,830,656
(SOFR Index + 0.95%), 5.81% , 09/04/25
(a)
7,225 7,227,243
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 278 268,934
PG&E Corp.
5.00% , 07/01/28 .................. 1,000 991,262
5.25% , 07/01/30 .................. 548 544,272
Southern California Edison Co., 5.65%,
10/01/28 ...................... 2,195 2,306,576
Southern Co. (The)
3.25% , 07/01/26 .................. 782 768,460
5.50% , 03/15/29 .................. 9,505 9,970,090
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 5,063 5,062,877
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ 5,183 5,143,037
Series A , 3.80% , 04/01/28 ............ 232 229,805
Series A , 2.88% , 07/15/29 ............ 601 565,444
Vistra Operations Co. LLC
(b)
5.63% , 02/15/27 .................. 229 228,652
7.75% , 10/15/31 .................. 160 172,256
109,359,591
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 .. 340 324,114
Vertiv Group Corp., 4.13%, 11/15/28 ...... 442 427,190
751,304
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
238 227,449
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 236 236,740
6.25% , 04/01/28 .................. 258 259,282
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 193 198,704
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
97 101,351
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 110 113,477
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 361 373,600

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. USD 256 $ 256,570
9.13% , 01/31/30 .................. 57 58,784
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 174 179,532
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 32 32,061
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 31 30,935
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 234 223,142
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 58 59,327
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 67 69,011
Transocean, Inc., 8.75%, 02/15/30
(b)
...... 343 357,154
USA Compression Partners LP
6.88% , 09/01/27 .................. 94 94,795
7.13% , 03/15/29
(b)
................. 429 441,849
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 481 495,432
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 133 138,589
3,720,335
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 90 80,794
Live Nation Entertainment, Inc.
6.50% , 05/15/27 .................. 482 491,637
4.75% , 10/15/27 .................. 209 206,045
3.75% , 01/15/28 .................. 305 293,074
Playtika Holding Corp., 4.25%, 03/15/29 .... 28 25,697
1,097,247
Financial Services — 0.5%
Block, Inc.
2.75% , 06/01/26 .................. 1,007 976,292
3.50% , 06/01/31 .................. 197 179,635
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
552 592,322
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
45 50,398
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 231 240,112
9.13% , 05/15/31 .................. 170 174,778
Global Payments, Inc.
1.20% , 03/01/26 .................. 835 798,012
4.80% , 04/01/26 .................. 336 336,715
2.15% , 01/15/27 .................. 733 698,631
4.95% , 08/15/27 .................. 436 443,175
4.45% , 06/01/28 .................. 509 507,072
1.50% , 03/01/31
(b) (g)
................ 195 186,225
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 376,521
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 585 582,162
6.00% , 01/15/27 .................. 191 191,022
6.50% , 08/01/29 .................. 349 354,873
5.13% , 12/15/30 .................. 631 605,318
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 106 116,692
NTT Finance Corp., 4.37%, 07/27/27
(b)
..... 4,175 4,190,234
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 109 116,229
7.13% , 11/15/30 .................. 173 179,130
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 458 439,715
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 336 332,537
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (f)
.................... 6,315 5,951,132
Worldline SA, 4.13%, 09/12/28
(d)
......... EUR 2,500 2,711,347
21,330,279
Food Products — 0.0%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... USD 50 52,303
Chobani LLC, 4.63%, 11/15/28 .......... 759 739,161
Security
Par (000)
Par (000) Value
Food Products (continued)
Darling Ingredients, Inc., 5.25%, 04/15/27 ... USD 267 $ 265,585
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 172 182,469
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 .................. 240 238,446
4.13% , 01/31/30 .................. 469 439,904
Post Holdings, Inc., 4.63%, 04/15/30 ...... 21 20,094
Simmons Foods, Inc., 4.63%, 03/01/29 .... 97 92,030
2,029,992
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 27 28,353
Ground Transportation — 0.9%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 241 241,780
Brightline East LLC, 11.00%, 01/31/30
(b)
.... 220 187,010
Canadian Pacific Railway Co., 1.35%, 12/02/24 11,380 11,306,714
Norfolk Southern Corp.
2.90% , 06/15/26 .................. 11,900 11,656,774
3.80% , 08/01/28 .................. 781 773,476
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 1,143 1,100,483
1.70% , 06/15/26 .................. 244 232,834
3.40% , 11/15/26 .................. 3,651 3,578,625
Ryder System, Inc.
1.75% , 09/01/26 .................. 932 886,414
2.85% , 03/01/27 .................. 6,176 5,971,750
4.30% , 06/15/27 .................. 322 322,026
5.38% , 03/15/29 .................. 424 440,155
Uber Technologies, Inc., 4.30%, 01/15/30 ... 4,435 4,419,260
41,117,301
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 605 591,322
3.88% , 11/01/29 .................. 11 10,408
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,099 1,162,192
Edwards Lifesciences Corp., 4.30%, 06/15/28 3,720 3,717,918
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 850 804,750
6.25% , 04/01/29 .................. 353 363,707
5.25% , 10/01/29 .................. 902 885,027
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
110 114,236
Teleflex, Inc.
4.63% , 11/15/27 .................. 20 19,722
4.25% , 06/01/28
(b)
................. 322 311,862
7,981,144
Health Care Providers & Services — 1.9%
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 630 619,963
6.00% , 01/15/29 .................. 170 165,034
5.25% , 05/15/30 .................. 506 465,675
4.75% , 02/15/31 .................. 404 355,135
Elevance Health, Inc.
5.35% , 10/15/25 .................. 251 253,098
1.50% , 03/15/26 .................. 624 600,296
3.65% , 12/01/27 .................. 3,596 3,545,644
4.10% , 03/01/28 .................. 1,564 1,558,084
5.15% , 06/15/29 .................. 3,330 3,455,108
Encompass Health Corp.
4.50% , 02/01/28 .................. 465 456,408
4.75% , 02/01/30 .................. 163 159,320
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
78 78,649
HCA, Inc.
5.38% , 02/01/25 .................. 13,949 13,953,459
5.25% , 04/15/25 .................. 5,000 5,005,769
7.69% , 06/15/25 .................. 363 369,593

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.88% , 02/15/26 .................. USD 9,653 $ 9,754,281
5.25% , 06/15/26 .................. 11,741 11,827,436
5.20% , 06/01/28 .................. 779 799,351
5.63% , 09/01/28 .................. 3,236 3,359,737
4.13% , 06/15/29 .................. 10,730 10,561,836
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 349 337,287
Humana, Inc.
3.95% , 03/15/27 .................. 572 567,202
5.75% , 12/01/28 .................. 9,380 9,866,451
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 261 287,362
11.00% , 10/15/30 ................. 637 718,782
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 278 270,264
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,103,202
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 889 954,412
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 128 125,626
6.13% , 06/15/30 .................. 205 208,350
6.75% , 05/15/31 .................. 582 606,660
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 261 270,333
83,659,807
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 2,191 2,049,260
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 277 263,747
5.00% , 10/15/27 .................. 16 14,353
4.63% , 08/01/29 .................. 93 74,803
2,402,163
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 523 519,814
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 116 120,580
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 71 71,470
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 228 225,218
7.25% , 07/15/28
(b)
................. 215 224,972
4.50% , 02/15/29
(b)
................. 501 484,759
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 192 187,755
1,314,754
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 222 213,326
4.38% , 01/15/28 .................. 381 370,147
6.13% , 06/15/29 .................. 374 384,756
5.63% , 09/15/29 .................. 100 101,445
4.00% , 10/15/30 .................. 106 97,747
Acushnet Co., 7.38%, 10/15/28
(b)
........ 34 35,841
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 311 298,974
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 58 55,171
7.00% , 02/15/30 .................. 1,176 1,228,562
Carnival Corp.
(b)
7.63% , 03/01/26 .................. 95 95,879
5.75% , 03/01/27 .................. 153 154,951
4.00% , 08/01/28 .................. 88 84,716
6.00% , 05/01/29 .................. 534 541,048
7.00% , 08/15/29 .................. 65 69,063
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 1,293 1,395,235
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. USD 389 $ 387,534
4.75% , 01/15/28 .................. 543 532,408
5.75% , 04/01/30 .................. 410 410,449
6.75% , 05/01/31 .................. 8 8,261
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
481 459,272
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 04/01/29 .................. 300 307,574
3.75% , 05/01/29 .................. 119 112,794
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 186 185,448
Las Vegas Sands Corp.
2.90% , 06/25/25 .................. 1,765 1,734,280
5.90% , 06/01/27 .................. 3,175 3,260,440
6.00% , 08/15/29 .................. 2,080 2,161,544
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 140 140,133
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 61 63,826
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 120 120,817
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 400 395,875
5.38% , 12/04/29 .................. 800 751,000
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 800 803,116
MGM Resorts International, 6.13%, 09/15/29 . 241 244,000
NCL Corp. Ltd.
(b)
8.38% , 02/01/28 .................. 61 64,059
8.13% , 01/15/29 .................. 48 51,321
6.25% , 03/01/30 .................. 355 354,606
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 62 67,136
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 126 122,303
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 67 66,244
5.38% , 07/15/27 .................. 157 158,407
5.50% , 04/01/28 .................. 19 19,241
5.63% , 09/30/31 .................. 612 620,033
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 204 200,659
11.25% , 12/15/27 ................. 9 9,339
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 52 51,607
Six Flags Entertainment Corp.
(b)
5.50% , 04/15/27 .................. 249 247,443
7.25% , 05/15/31 .................. 233 241,323
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 464 448,052
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
..... 310 339,000
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 39 38,872
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 400 388,520
5.13% , 12/15/29 .................. 200 187,750
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 468 462,381
7.13% , 02/15/31 .................. 284 306,407
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 4 3,953
21,654,288
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 40 41,506
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 337 322,983
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
223 223,212
DR Horton, Inc., 1.30%, 10/15/26 ........ 493 466,393
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 47,553
Empire Communities Corp., 9.75%, 05/01/29
(b)
42 44,843

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... USD 158 $ 175,739
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 49 52,475
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 39 37,339
Meritage Homes Corp., 1.75%, 05/15/28
(b) (g)
.. 12 13,662
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
100 105,365
Newell Brands, Inc., 5.70%, 04/01/26
(c)
..... 8,000 8,019,632
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 47 49,999
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 25 24,838
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 276 257,395
3.88% , 10/15/31 .................. 138 123,009
10,005,943
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 85 77,854
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 33 33,124
Spectrum Brands, Inc., 3.88%, 03/15/31 .... 16 14,008
124,986
Independent Power and Renewable Electricity Producers
— 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 ......... 371 365,840
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 240 235,498
Talen Energy Supply LLC, 8.63%, 06/01/30 .. 63 68,659
669,997
Insurance — 0.3%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 174 179,062
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 1,058 1,012,838
6.75% , 04/15/28 .................. 227 230,676
7.00% , 01/15/31 .................. 610 626,832
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 71 72,732
4.88% , 06/30/29 .................. 199 190,820
Aon North America, Inc., 5.15%, 03/01/29 ... 2,922 3,018,343
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 904 934,486
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... 44 46,297
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
1,345 1,395,659
HUB International Ltd., 7.25%, 06/15/30
(b)
... 2,702 2,815,161
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................ 160 171,185
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
1,531 1,605,880
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 42 40,475
12,340,446
IT Services — 0.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 200 183,175
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 200 197,178
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 190,374
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
463 488,478
Twilio, Inc., 3.63%, 03/15/29 ........... 402 374,035
1,433,240
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 137 133,234
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 63 63,414
196,648
Machinery — 0.3%
Chart Industries, Inc., 7.50%, 01/01/30
(b)
.... 523 551,203
Esab Corp., 6.25%, 04/15/29
(b)
.......... 103 105,787
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... USD 786 $ 820,199
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 79 80,975
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
91 86,802
Terex Corp., 5.00%, 05/15/29
(b)
......... 187 182,522
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,499 1,482,821
Traton Finance Luxembourg SA
(d)
0.13% , 11/10/24 .................. EUR 2,200 2,439,409
4.13% , 11/22/25 .................. 1,300 1,458,252
3.75% , 03/27/27 .................. 3,600 4,056,165
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 225 206,126
11,470,261
Media — 0.8%
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 28 22,320
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 11,810 11,482,268
5.05% , 03/30/29 .................. 769 764,981
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 258 253,642
9.00% , 09/15/28 .................. 1,229 1,306,572
7.88% , 04/01/30 .................. 1,084 1,133,534
Comcast Corp.
3.15% , 03/01/26 .................. 8,490 8,372,655
3.15% , 02/15/28 .................. 7,365 7,152,391
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 687 674,519
GCI LLC, 4.75%, 10/15/28
(b)
........... 117 112,355
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 320 334,228
Informa plc, 2.13%, 10/06/25
(d)
.......... EUR 1,411 1,552,430
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 302 276,339
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 370 362,433
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 478 475,274
4.25% , 01/15/29 .................. 733 697,925
4.63% , 03/15/30 .................. 48 45,609
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 64 61,834
5.00% , 08/01/27 .................. 579 569,606
4.00% , 07/15/28 .................. 35 33,021
TEGNA, Inc., 4.75%, 03/15/26
(b)
......... 19 18,757
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 195,547
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 435 435,532
8.00% , 08/15/28 .................. 756 772,984
8.50% , 07/31/31 .................. 248 248,554
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 500 481,881
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... 300 299,852
38,137,043
Metals & Mining — 0.6%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
EUR 4,190 4,727,903
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. USD 194 208,178
11.50% , 10/01/31 ................. 750 847,664
ATI, Inc.
5.88% , 12/01/27 .................. 540 539,291
4.88% , 10/01/29 .................. 150 144,978
7.25% , 08/15/30 .................. 217 231,070
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 826 836,827
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 33 33,226
7.63% , 03/15/30 .................. 15 15,706

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE
(b)
5.63% , 06/15/28 .................. USD 387 $ 386,169
3.75% , 04/15/29 .................. 868 810,590
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 90 89,488
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
200 212,000
Glencore Funding LLC
(b)
5.34% , 04/04/27 .................. 463 474,225
3.88% , 10/27/27 .................. 604 595,653
5.40% , 05/08/28 .................. 232 238,608
6.13% , 10/06/28 .................. 5,302 5,617,698
5.37% , 04/04/29 .................. 6,180 6,388,402
2.50% , 09/01/30 .................. 663 594,399
6.38% , 10/06/30 .................. 1,030 1,119,665
2.85% , 04/27/31 .................. 1,169 1,048,121
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
.. 972 940,065
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 15 15,972
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 243 247,802
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,248 1,204,286
4.75% , 01/30/30 .................. 460 445,973
28,013,959
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 17 16,949
4.25% , 02/01/27 .................. 175 170,699
7.00% , 07/15/31 .................. 111 117,685
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 44 42,877
7.25% , 04/01/29 .................. 150 157,284
6.00% , 04/15/30 .................. 46 46,019
551,513
Multi-Utilities — 0.3%
Engie SA, 3.63%, 12/06/26
(d)
........... EUR 3,100 3,508,704
National Grid North America, Inc., 4.15%,
09/12/27
(d)
..................... 3,990 4,586,083
NiSource, Inc., 3.49%, 05/15/27 ......... USD 1,614 1,585,684
Sempra, 3.30%, 04/01/25 ............. 1,659 1,644,719
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 650 666,437
11,991,627
Oil, Gas & Consumable Fuels — 4.6%
Aethon United BR LP
(b)
8.25% , 02/15/26 .................. 251 253,966
7.50% , 10/01/29 .................. 227 230,008
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 388 388,341
5.75% , 01/15/28 .................. 48 48,074
5.38% , 06/15/29 .................. 231 228,571
Ascent Resources Utica Holdings LLC
(b)
8.25% , 12/31/28 .................. 275 281,730
5.88% , 06/30/29 .................. 521 514,695
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 54 55,966
Blue Racer Midstream LLC, 7.00%, 07/15/29
(b)
286 297,321
BP Capital Markets America, Inc.
3.94% , 09/21/28 .................. 6,555 6,515,747
4.23% , 11/06/28 .................. 693 695,487
Buckeye Partners LP
(b)
4.13% , 03/01/25 .................. 17 16,859
4.50% , 03/01/28 .................. 163 158,080
6.88% , 07/01/29 .................. 48 49,179
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 3,399 3,352,523
3.25% , 01/31/32 .................. 1,603 1,433,429
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 118,781
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. USD 276 $ 275,825
8.38% , 01/15/29 .................. 266 276,787
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 176 182,947
8.63% , 11/01/30 .................. 437 462,991
8.75% , 07/01/31 .................. 93 98,444
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 570 556,302
5.88% , 01/15/30 .................. 357 333,826
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 500 490,413
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 5,992 5,699,030
5.15% , 01/30/30 .................. 9,551 9,799,039
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 216 206,613
Enbridge Energy Partners LP, 5.88%, 10/15/25 424 427,927
Enbridge, Inc.
2.50% , 01/15/25 .................. 2,955 2,932,900
2.50% , 02/14/25 .................. 12,081 11,968,876
5.25% , 04/05/27 .................. 1,545 1,581,872
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 121 127,260
Energy Transfer LP
4.05% , 03/15/25 .................. 11,089 11,038,994
5.95% , 12/01/25 .................. 875 884,664
4.20% , 04/15/27 .................. 1,619 1,613,633
5.63% , 05/01/27
(b)
................. 5,916 5,936,434
5.50% , 06/01/27 .................. 8,085 8,291,742
5.55% , 02/15/28 .................. 3,122 3,226,849
6.10% , 12/01/28 .................. 8,570 9,114,743
6.00% , 02/01/29
(b)
................. 2,421 2,479,954
Eni SpA, 3.63%, 05/19/27
(d)
............ EUR 3,300 3,745,720
EQM Midstream Partners LP
4.13% , 12/01/26 .................. USD 55 54,293
6.38% , 04/01/29
(b)
................. 261 269,487
EQT Corp.
5.70% , 04/01/28 .................. 1,293 1,337,857
5.00% , 01/15/29 .................. 2,544 2,573,342
Genesis Energy LP
7.75% , 02/01/28 .................. 44 44,552
8.25% , 01/15/29 .................. 233 241,262
8.88% , 04/15/30 .................. 347 364,776
Gulfport Energy Corp., 6.75%, 09/01/29
(b)
... 96 97,123
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 127 131,451
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 120 119,760
5.75% , 02/01/29 .................. 466 453,344
6.00% , 04/15/30 .................. 351 342,130
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 325 344,696
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 187 177,155
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
..... 36 37,363
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 32 31,847
Matador Resources Co., 6.88%, 04/15/28
(b)
.. 120 122,051
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 113 111,580
MPLX LP
4.88% , 06/01/25 .................. 1,499 1,497,640
1.75% , 03/01/26 .................. 1,168 1,124,806
4.13% , 03/01/27 .................. 1,803 1,793,521
4.25% , 12/01/27 .................. 1,276 1,271,259
4.00% , 03/15/28 .................. 2,882 2,842,297
NGL Energy Operating LLC, 8.13%, 02/15/29
(b)
1,204 1,234,518

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. USD 580 $ 584,207
3.63% , 04/15/29
(g)
................. 62 70,773
8.75% , 06/15/31 .................. 68 70,857
NuStar Logistics LP, 5.75%, 10/01/25 ...... 43 43,066
Occidental Petroleum Corp., 5.00%, 08/01/27 4,835 4,901,539
ONEOK, Inc.
5.55% , 11/01/26 .................. 8,715 8,912,492
4.55% , 07/15/28 .................. 621 624,188
5.65% , 11/01/28 .................. 936 978,292
4.35% , 03/15/29 .................. 602 598,758
3.40% , 09/01/29 .................. 572 543,869
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 72 74,168
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 163 167,826
5.88% , 07/01/29 .................. 681 680,361
9.88% , 07/15/31 .................. 271 302,433
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 84 86,728
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 88 84,162
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 6,167 6,172,672
5.00% , 03/15/27 .................. 14,611 14,800,647
4.20% , 03/15/28 .................. 4,301 4,278,305
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 266 278,264
SM Energy Co.
6.75% , 09/15/26 .................. 134 133,933
6.50% , 07/15/28 .................. 209 208,770
Southwestern Energy Co., 5.70%, 01/23/25
(c)
. 9 8,992
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 80 83,678
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 141 136,513
7.38% , 02/15/29 .................. 267 270,011
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 102 105,025
9.38% , 02/01/31 .................. 69 70,940
Targa Resources Corp.
5.20% , 07/01/27 .................. 6,433 6,580,396
6.15% , 03/01/29 .................. 3,486 3,714,432
Targa Resources Partners LP
6.50% , 07/15/27 .................. 8,250 8,353,719
5.00% , 01/15/28 .................. 2,794 2,793,730
5.50% , 03/01/30 .................. 1,655 1,685,284
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 44 41,805
TransCanada PipeLines Ltd.
4.88% , 01/15/26 .................. 221 221,956
4.25% , 05/15/28 .................. 926 923,392
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... 1,221 1,153,884
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 2,037 2,294,690
7.00% , 01/15/30 .................. 305 311,593
8.38% , 06/01/31 .................. 473 499,453
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 44 43,982
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 4,017 4,000,537
7.38% , 11/01/31 .................. 14,110 14,881,450
Vital Energy, Inc., 9.75%, 10/15/30 ....... 560 598,377
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 114 112,182
Williams Cos., Inc. (The), 4.90%, 03/15/29 .. 920 934,756
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Wintershall Dea Finance BV, 3.83%, 10/03/29
(d)
EUR 2,800 $ 3,128,471
210,556,210
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 417 406,069
American Airlines, Inc., 8.50%, 05/15/29
(b)
... 207 219,630
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 11,390 11,509,980
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 .. 459 454,628
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 2,527 2,578,911
United Airlines, Inc.
(b)
4.38% , 04/15/26 .................. 111 109,218
4.63% , 04/15/29 .................. 765 739,035
16,017,471
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 82 85,201
Pharmaceuticals — 0.5%
Bayer AG
(d)
0.05% , 01/12/25 .................. EUR 2,900 3,198,562
4.00% , 08/26/26 .................. 3,240 3,681,883
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
.. 2,600 2,828,782
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. USD 40 39,802
3.13% , 02/15/29 .................. 342 335,947
3.50% , 04/01/30 .................. 240 236,077
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
325 348,248
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 276 266,924
Organon & Co., 4.13%, 04/30/28
(b)
....... 200 192,318
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 6,283 6,376,199
Pfizer, Inc., 3.00%, 12/15/26 ........... 4,095 4,016,973
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. 405 388,419
4.75% , 05/09/27 .................. 200 196,875
22,107,009
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 694 654,996
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 594 591,481
KBR, Inc., 4.75%, 09/30/28 ............ 16 15,298
Korn Ferry, 4.63%, 12/15/27 ........... 223 217,962
1,479,737
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
..................... 246 228,073
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 259 261,349
8.88% , 09/01/31 .................. 244 266,395
Fantasia Holdings Group Co. Ltd.
(d)(h)(i)
11.88% , 06/01/24 ................. 667 9,171
9.25% , 07/28/24 .................. 667 10,005
9.88% , 10/19/24 .................. 333 4,579
10.88% , 01/09/25 ................. 1,167 17,505
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
205 201,988
999,065
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 95 92,455
Realty Income Corp.
4.63% , 11/01/25 .................. 231 231,615
0.75% , 03/15/26 .................. 908 860,828
4.88% , 06/01/26 .................. 421 424,647
3.00% , 01/15/27 .................. 625 608,512

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.25% , 06/15/29 .................. USD 3,778 $ 3,605,801
5,823,858
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
3.46% , 09/15/26 .................. 1,717 1,693,840
5.05% , 07/12/27 .................. 7,574 7,740,968
4.00% , 04/15/29
(b)
................. 234 230,483
4.75% , 04/15/29 .................. 6,316 6,415,912
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 400 394,180
Intel Corp., 4.88%, 02/10/28 ........... 4,776 4,826,031
Microchip Technology, Inc., 5.05%, 03/15/29 . 3,217 3,303,660
NXP BV
2.70% , 05/01/25 .................. 3,740 3,685,807
3.40% , 05/01/30 .................. 34 32,093
QUALCOMM, Inc.
1.30% , 05/20/28 .................. 820 746,047
1.65% , 05/20/32 .................. 388 322,436
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 96 90,937
29,482,394
Software — 0.7%
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 320 315,345
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 463 490,575
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 737 766,543
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 421 430,519
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 1,123 1,077,713
4.88% , 07/01/29 .................. 62 59,634
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
3,207 3,190,857
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 200 193,517
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 181 185,973
Oracle Corp.
2.65% , 07/15/26 .................. 1,337 1,299,409
2.80% , 04/01/27 .................. 8,980 8,694,561
4.20% , 09/27/29 .................. 4,770 4,760,352
PTC, Inc., 3.63%, 02/15/25
(b)
........... 188 187,347
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 676 675,707
UKG, Inc., 6.88%, 02/01/31
(b)
........... 1,876 1,938,473
VMware LLC
1.40% , 08/15/26 .................. 1,028 973,911
4.65% , 05/15/27 .................. 784 789,508
3.90% , 08/21/27 .................. 3,814 3,774,545
1.80% , 08/15/28 .................. 770 700,356
Workday, Inc., 3.50%, 04/01/27 ......... 584 574,581
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
278 256,976
31,336,402
Specialized REITs — 1.5%
American Tower Corp.
3.38% , 10/15/26 .................. 5,125 5,036,142
2.75% , 01/15/27 .................. 2,597 2,509,626
3.65% , 03/15/27 .................. 13,000 12,801,212
3.55% , 07/15/27 .................. 12,650 12,386,371
Crown Castle, Inc.
1.05% , 07/15/26 .................. 5,220 4,923,742
3.65% , 09/01/27 .................. 5,095 4,994,558
5.00% , 01/11/28 .................. 1,380 1,404,184
Equinix, Inc.
1.00% , 09/15/25 .................. 1,864 1,799,526
1.45% , 05/15/26 .................. 841 803,414
2.90% , 11/18/26 .................. 6,093 5,930,491
1.80% , 07/15/27 .................. 8,357 7,836,328
1.55% , 03/15/28 .................. 4,957 4,521,784
2.00% , 05/15/28 .................. 1,584 1,460,472
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 769 801,538
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.25% , 07/15/30 .................. USD 12 $ 11,849
SBA Communications Corp.
3.88% , 02/15/27 .................. 209 203,685
3.13% , 02/01/29 .................. 434 401,144
67,826,066
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 6 5,841
4.75% , 03/01/30 .................. 91 87,101
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. 264 294,640
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 70 71,112
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 152 144,900
Home Depot, Inc. (The), 4.75%, 06/25/29 ... 4,272 4,403,203
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 587 564,029
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 1,470 1,469,351
2.50% , 04/15/26 .................. 2,990 2,920,525
1.70% , 09/15/28 .................. 314 286,056
3.65% , 04/05/29 .................. 3,050 2,976,410
Staples, Inc., 10.75%, 09/01/29
(b)
........ 118 114,496
13,337,664
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 5.25%, 02/01/28 .... 2,750 2,840,857
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 243 263,790
3,104,647
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 122 115,338
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 56 55,509
9.00% , 02/15/31 .................. 6 6,477
Levi Strauss & Co., 3.50%, 03/01/31 ...... 121 109,669
S&S Holdings LLC, 8.38%, 10/01/31 ...... 48 48,329
William Carter Co. (The), 5.63%, 03/15/27 ... 91 90,809
426,131
Tobacco — 1.1%
Altria Group, Inc.
2.35% , 05/06/25 .................. 2,693 2,652,535
2.63% , 09/16/26 .................. 2,647 2,565,942
6.20% , 11/01/28 .................. 12,979 13,817,283
4.80% , 02/14/29 .................. 5,910 5,983,378
BAT Capital Corp., 2.26%, 03/25/28 ...... 7,976 7,420,889
BAT International Finance plc
4.45% , 03/16/28 .................. 3,639 3,641,458
5.93% , 02/02/29 .................. 12,554 13,260,077
Philip Morris International, Inc., 0.13%, 08/03/26 EUR 256 271,443
49,613,005
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
USD 102 105,569
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 525 522,806
7.88% , 12/01/30 .................. 921 992,210
7.00% , 05/01/31 .................. 491 517,517
Herc Holdings, Inc.
(b)
5.50% , 07/15/27 .................. 250 249,693
6.63% , 06/15/29 .................. 339 351,128
IMCD NV, 3.63%, 04/30/30
(d)
........... EUR 1,060 1,182,667
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... USD 299 291,757
WESCO Distribution, Inc., 6.38%, 03/15/29
(b)
. 320 330,595
4,543,942

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.6%
Connect Finco SARL
(b)
6.75% , 10/01/26 .................. USD 200 $ 200,000
9.00% , 09/15/29 .................. 200 193,547
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 2,060 2,002,344
3.20% , 03/15/27 .................. 9,982 9,718,147
5.00% , 02/15/29 .................. 5,304 5,412,741
Sprint LLC, 7.63%, 03/01/26 ........... 6,270 6,476,597
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 1,014 1,011,099
T-Mobile USA, Inc.
1.50% , 02/15/26 .................. 1,581 1,520,348
2.25% , 02/15/26 .................. 10,031 9,752,807
2.63% , 04/15/26 .................. 13,520 13,175,581
3.75% , 04/15/27 .................. 8,575 8,471,951
5.38% , 04/15/27 .................. 551 555,359
4.75% , 02/01/28 .................. 2,000 2,001,993
4.95% , 03/15/28 .................. 590 603,507
4.85% , 01/15/29 .................. 8,065 8,234,677
2.63% , 02/15/29 .................. 2,507 2,335,275
71,665,973
Total Corporate Bonds — 42 .2%
(Cost: $ 1,879,445,468 ) ............................ 1,912,867,256
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 4.75%), 9.37%
- 9.98%
,
09/06/30
(a) (e)
............... 5,000 5,143,500
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 4,967,591 ) ............................... 5,143,500
Foreign Agency Obligations
Canada — 0.7%
(b)
OMERS Finance Trust , 1.10%
,
03/26/26 .... 17,380 16,660,071
Ontario Teachers' Finance Trust , 4.25%
,
04/25/28 ....................... 13,860 14,040,036
30,700,107
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 31,212,797 ) ............................... 30,700,107
Municipal Bonds
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ..... 2,035 2,178,677
Total Municipal Bonds — 0 .1%
(Cost: $ 2,035,000 ) ............................... 2,178,677
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.1%
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 . 2,112 2,148,256
Series 2024-1, Class A1, 5.21%, 08/25/68 . 5,803 5,832,748
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b) (c)
............. 4,099 4,075,656
Atlas Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
5.81%, 09/20/61
(d)
............... GBP 558 747,362
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.26%, 09/20/61
(d)
............... 100 133,532
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.51%, 09/20/61
(d)
............... GBP 104 $ 138,861
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
7.16%, 09/20/61
(d)
............... 100 133,520
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 6.06%, 07/20/45
(a) (d)
.......... 835 1,121,137
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.07%, 11/25/33
(a)
......... USD 117 106,549
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(b) (c)
.... 5,039 5,087,128
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 6.65%,
08/27/58
(a) (d)
..................... GBP 520 691,190
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.35%, 07/25/34
(a)
.............. USD 156 146,257
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(b) (c)
.... 3,960 4,017,605
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.56%, 06/17/58
(d)
............... GBP 102 136,672
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 6.45%,
01/17/59
(d)
.................... 318 423,581
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 6.85%,
01/17/59
(d)
.................... 178 234,078
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 5.87%, 07/25/49 ...... USD 621 591,133
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 1,329 1,224,315
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 172 168,418
Series 2005-HYB8, Class 2A1, 4.93%,
12/20/35
(a)
.................... 463 417,774
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
..................... 3,598 3,203,248
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a) (b)
......... 2,312 2,261,757
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
..................... 5,494 5,240,498
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 6.89%,
04/25/43 ..................... 470 470,264
Series 2015-1, Class A1, 2.50%, 01/25/45 . 4,713 4,168,669
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 ..................... 424 410,918
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 4.21%, 05/20/62
(d)
EUR 499 554,603
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 4.46%, 05/20/62
(d)
131 144,998
Dilosk Rmbs No. 9 Dac, Series 9, Class A,
(3-mo. EURIBOR at 0.00% Floor + 0.68%),
4.47%, 01/25/63
(a) (d)
................ 295 328,097
Driver Australia Ten, Series 10, Class B,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.50%), 0.00%,
02/21/33
(a) (d)
..................... AUD 100 69,135

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 4.79%, 07/28/58
(d)
EUR 740 $ 823,935
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 4.49%, 04/28/59
(d)
820 908,751
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 4.74%, 04/28/59
(d)
503 556,246
East One plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.35%, 12/27/55
(d)
............... GBP 467 627,911
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.65%, 12/27/55
(d)
............... 231 310,055
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
6.95%, 12/27/55
(d)
............... 375 500,843
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.90%, 03/22/57
(d)
............... 330 442,434
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.50%, 03/22/57
(d)
............... 191 255,092
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 6.08%, 10/21/55
(a) (d)
..... 477 640,568
Exmoor Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
5.83%, 03/25/94
(d)
............... 462 617,701
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.85%, 03/25/94
(d)
............... 112 149,589
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.75%, 03/25/94
(d)
............... 100 133,562
Finsbury Square Green plc, Series 2021-
1GRX, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.25%), 6.21%,
12/16/67
(a) (d)
..................... 1,045 1,394,778
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.36%, 12/16/71
(d)
............... 371 496,060
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.66%, 12/16/71
(d)
............... 200 265,040
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
............. USD 1,700 1,672,326
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.26%, 12/16/67
(a) (d)
..... GBP 218 291,629
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.04%, 08/25/49 USD 1,622 1,571,534
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 3,835 3,222,315
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.15%), 6.10%, 09/28/55
(d)
......... GBP 741 983,453
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 6.45%, 09/28/55
(d)
......... 441 580,745
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
.... USD 1,689 1,683,127
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Hops Hill NO 4 plc
(a)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 5.92%,
04/21/56
(d)
.................... GBP 708 $ 948,568
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 6.34%,
04/21/56
(d)
.................... 265 353,980
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 6.74%,
04/21/56
(d)
.................... 214 285,959
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 7.34%,
04/21/56
(d)
.................... 215 287,284
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 6.00%, 06/25/50 ...... USD 198 196,917
Series 2021-3, Class A12, 5.50%, 07/25/51 7,543 7,536,172
Series 2021-6, Class A12, 5.00%, 10/25/51 7,530 7,511,132
Series 2021-7, Class A12, 5.00%, 11/25/51 4,333 4,257,559
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ..................... 4,578 4,487,112
Series 2024-2, Class A3, 6.00%, 08/25/54 . 2,580 2,591,086
Jupiter Mortgage No. 1 plc
(a)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
6.00%, 07/20/55
(d)
............... GBP 635 850,407
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.70%, 07/20/55
(d)
............... 1,362 1,826,869
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
7.25%, 07/20/55
(d)
............... 430 583,644
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
8.00%, 07/20/55
(d)
............... 293 397,044
Lanebrook Mortgage Transaction plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
6.25%, 07/20/58
(d)
............... 158 211,158
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
5.76%, 03/15/61
(d)
............... 301 402,372
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a) (b)
. USD 3,070 2,698,163
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 ..................... 1,799 1,833,365
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ..................... 4,942 5,010,843
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 . 975 966,299
Series 2018-1, Class A1, 3.25%, 05/25/62 . 1,148 1,130,266
Series 2018-3, Class A1, 3.50%, 08/25/58 . 1,744 1,708,555
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.99%, 04/28/62
(a) (d)
.......... EUR 355 386,596
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 5.95%, 04/18/61
(a) (d)
..... GBP 616 823,650
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.75%, 11/25/34
(a)
. USD 346 331,178
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 6.40%, 06/23/53
(a) (d)
..... GBP 111 148,263

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%, 09/25/56 USD 912 $ 862,603
Series 2018-1A, Class A1A, 4.00%, 12/25/57 3,209 3,131,677
Series 2020-1A, Class A1B, 3.50%, 10/25/59 7,785 7,363,728
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(b) (c)
................ 6,002 6,099,132
Permanent Master Issuer plc, Series 2024-
1X, Class 1A1, (Sterling Overnight Index
Average at 0.00% Floor + 0.55%), 5.55%,
07/15/73
(a) (d)
..................... GBP 876 1,173,843
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 5.94%, 07/16/60
(a) (d)
.......... 449 602,846
Polaris plc
(a)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
8.35%, 10/23/59
(d)
............... 538 717,692
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.30%, 02/26/61
(d)
............... 421 565,145
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.65%, 02/26/61
(d)
............... 144 193,830
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.65%, 02/26/61
(d)
............... 105 142,545
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.95%, 02/26/61
(d)
............... 100 134,649
Provident Funding Mortgage Trust
(a)(b)
Series 2021-INV1, Class A3, 2.50%,
08/25/51 ..................... USD 1,919 1,712,512
Series 2021-INV2, Class 1A3, 2.50%,
11/25/51 ..................... 2,494 2,219,103
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(b) (c)
................ 1,152 1,134,535
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.27%), 5.23%,
06/12/44
(a) (d)
..................... GBP 238 310,681
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a) (b)
......... USD 259 242,187
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 831 831,002
Silverstone Master Issuer plc, Series 2023-
1, Class 2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.50%), 5.50%,
01/21/70
(a) (d)
..................... GBP 635 849,870
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor and 9.75% Cap +
1.75%), 6.71%, 06/12/45
(d)
......... 535 712,168
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor and 10.20% Cap
+ 2.20%), 7.16%, 06/12/45
(d)
........ 329 433,869
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor and 11.30% Cap
+ 3.30%), 8.26%, 06/12/45
(d)
........ 450 587,822
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
. USD 1,569 1,482,158
Stratton Mortgage Funding plc
(a)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.85%, 06/28/50
(d)
............... GBP 470 629,228
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.30%, 06/28/50
(d)
............... GBP 315 $ 420,326
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.45%, 06/28/50
(d)
............... 242 321,443
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.30%, 06/25/49
(d)
............... 459 612,410
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.50%, 06/25/49
(d)
............... 100 133,186
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 5.27%,
09/25/34
(a)
...................... USD 416 374,944
Together Asset-Backed Securitisation plc
(a)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.25%), 6.26%, 07/12/63
(d)
......... GBP 108 144,310
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 5.91%, 08/15/64
(d)
......... 589 790,670
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 6.66%, 08/20/55
(d)
......... 156 210,833
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 7.46%, 08/20/55
(d)
......... 103 138,989
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 8.46%, 08/20/55
(d)
......... 119 162,925
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.72%, 10/25/53 . USD 5,883 5,849,663
Series 2017-4, Class A1, 2.75%, 06/25/57 . 6,164 5,976,384
Series 2017-6, Class A1, 2.75%, 10/25/57 . 4,808 4,678,746
Series 2018-1, Class A1, 3.00%, 01/25/58 . 2,427 2,382,357
Series 2018-2, Class A1, 3.25%, 03/25/58 . 2,983 2,921,077
Series 2018-6, Class A1A, 3.75%, 03/25/58 4,335 4,280,636
Tower Bridge Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.48%,
11/20/63
(d)
.................... GBP 140 187,248
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 6.78%,
11/20/63
(d)
.................... 169 225,823
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
8.00%, 01/20/66
(d)
............... 154 209,441
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
9.00%, 01/20/66
(d)
............... 156 213,094
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
6.18%, 05/20/66
(d)
............... 100 133,855
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.36%, 12/20/66
(d)
............... 100 133,716
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.86%, 12/20/66
(d)
............... 100 133,715
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
5.90%, 07/15/59
(a) (d)
................ 717 960,112

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Twin Bridges plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.56%, 03/12/55
(d)
............... GBP 436 $ 585,042
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
7.06%, 03/12/55
(d)
............... 220 293,487
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
6.11%, 09/12/55
(d)
............... 435 578,431
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.46%, 09/12/55
(d)
............... 187 247,956
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.66%, 12/12/55
(d)
............... 365 478,485
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............ USD 4,692 4,676,718
Verus Securitization Trust, Series 2022-2, Class
A1, 4.26%, 02/25/67
(b) (c)
............. 2,745 2,660,985
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.44%, 03/01/27
(a) (b)
.......... 1 924
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 690 613,290
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,249 1,108,288
185,292,428
Commercial Mortgage-Backed Securities — 5.7%
2023-MIC Trust, Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................ 4,480 4,936,843
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 6.36%, 04/15/34
(a) (b)
.......... 5,530 5,004,650
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%), 6.14%,
11/15/33
(a) (b)
..................... 3,270 3,265,191
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 2,119 2,113,675
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 6,986 6,969,392
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 15,442,468
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 10,590 11,452,342
Series 2024-BNK48, Class A5, 5.05%,
09/15/34 ..................... 3,630 3,738,704
BBCMS Mortgage Trust, Series 2024-C26,
Class A5, 5.83%, 05/15/57 ........... 3,070 3,346,985
BFLD Mortgage Trust, Series 2024-WRHS,
Class A, (1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.59%, 08/15/26
(a) (b)
..... 3,310 3,307,931
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
6.44%, 03/15/41 ................ 5,590 5,572,531
Series 2024-IND2, Class D, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.69%, 03/15/41 ................ 600 597,375
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 6.09%,
01/17/39 ..................... 2,200 2,178,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.79%, 08/15/39 ................ USD 4,100 $ 4,105,125
Series 2024-AIRC, Class B, (1-mo. CME
Term SOFR at 2.14% Floor + 2.14%),
7.24%, 08/15/39 ................ 3,655 3,659,569
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.54%,
02/15/39 ..................... 1,926 1,924,058
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.79%,
02/15/39 ..................... 1,470 1,466,639
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.54%,
02/15/39 ..................... 3,956 3,956,079
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.49%,
03/15/41 ..................... 3,999 3,998,994
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR at 1.28% Floor + 1.39%),
6.49%, 06/15/36 ................ 3,450 3,381,897
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.74%, 02/15/41 .... 8,073 8,032,635
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.54%, 04/15/41 ................ 2,868 2,865,627
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.19%,
03/15/41 ..................... 2,950 2,959,219
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.14%,
03/15/41 ..................... 1,190 1,192,231
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.59%, 07/15/29 ................ 5,000 5,000,000
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 6.04%,
05/22/34
(d)
.................... EUR 4,583 5,086,212
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.04%,
05/22/34
(d)
.................... 2,190 2,401,387
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.72%, 09/15/38
(a) (b)
................ USD 5,838 5,848,630
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 8,877,244
Series 2016-P3, Class A2, 2.74%, 04/15/49 111 110,928
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 7,750 7,676,141
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 469 467,458
Series 2015-PC1, Class B, 4.41%,
07/10/50
(a)
.................... 4,175 3,989,819
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.92%, 06/15/41
(a) (b)
.............. 5,600 5,577,250
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 08/15/41
(a) (b)
.......... 2,080 2,080,000
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... 3,817 3,678,905

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... USD 2,458 $ 2,435,309
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.21%, 11/15/38
(a) (b)
........... 2,500 2,475,781
DBSG Mortgage Trust, Series 2024-ALTA,
Class A, 6.14%, 06/10/37
(a) (b)
.......... 6,145 6,266,526
ELM Trust, Series 2024-ELM, Class D10,
6.85%, 06/10/39
(a) (b)
................ 3,840 3,926,392
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
...... 2,000 1,939,918
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.19%, 03/15/28 ................ 3,690 3,696,919
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.89%, 03/15/28 ................ 4,065 4,072,622
GS Mortgage Securities Trust, Series 2011-
GC5, Class AS, 5.21%, 08/10/44
(a) (b)
..... 3,789 3,623,704
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.36%, 10/15/36
(a) (b)
..... 5,557 5,385,619
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 6,451,373
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
6.71%, 09/15/29
(a)
............... 724 676,998
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.................... 1,000 765,000
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,165,358
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 4.95%, 08/17/33
(d)
EUR 1,331 1,460,141
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 5.45%, 08/17/33
(d)
1,031 1,136,295
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor + 1.20%), 4.75%,
08/17/31
(d)
.................... 939 1,037,342
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor + 1.60%), 5.15%,
08/17/31
(d)
.................... 1,061 1,170,379
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.54%, 10/15/41
(a) (b)
................ USD 5,000 4,996,875
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.79%, 08/15/40
(a) (b)
................ 2,329 2,340,049
MCR Mortgage Trust, Series 2024-TWA, Class
E, 8.73%, 06/12/39
(b)
............... 2,200 2,242,704
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 5.99%,
08/15/33
(a) (b)
................... 1,799 1,468,404
Series 2019-H7, Class A4, 3.26%, 07/15/52 470 443,175
Series 2024-NSTB, Class A, 3.90%,
07/20/32
(a) (b)
................... 1,580 1,532,781
One New York Plaza Trust, Series 2020-1NYP,
Class AJ, (1-mo. CME Term SOFR at 1.25%
Floor + 1.36%), 6.46%, 01/15/36
(a) (b)
..... 3,117 2,906,603
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.19%, 10/15/28
(a) (b)
................ USD 1,259 $ 1,270,417
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 6.09%, 07/15/38
(a) (b)
4,648 4,439,024
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.47% Floor + 2.47%), 7.32%,
06/25/37
(a) (b)
..................... 383 384,046
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.15%), 7.13%, 11/17/30
(a) (d)
..... GBP 535 712,866
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.28%,
05/15/37
(a) (b)
..................... USD 1,170 1,172,925
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor +
1.30%), 6.28%, 05/17/31
(d)
......... GBP 880 1,165,459
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor +
1.65%), 6.63%, 05/17/31
(d)
......... 536 709,615
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor +
2.60%), 7.58%, 05/17/31
(d)
......... 547 723,344
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 7.08%, 08/17/31
(d)
......... 948 1,255,118
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ USD 283 261,327
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 1.65%
Floor + 1.65%), 6.63%, 05/17/34
(a) (d)
..... GBP 202 270,871
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 .. USD 225 217,242
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 1,941 1,874,160
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
. 5,062 5,151,167
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
. 2,218 2,263,932
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48 10,140 10,063,570
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 433 430,843
259,244,327
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (j)
....... 5 —
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-CR23,
Class XA, 0.95%, 05/10/48
(a)
.......... 23,958 56,790
Total Non-Agency Mortgage-Backed Securities — 9 .8%
(Cost: $ 447,499,961 ) .............................. 444,593,545
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.3%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 .................. 450 389,085
1.68% , 09/17/35 .................. 30,000 23,093,226
2.25% , 08/15/29 .................. 23,500 22,005,347
2.78% , 12/01/36 .................. 3,525 2,991,867
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 15,000 13,972,501
2.18% , 11/06/29 .................. 9,700 8,956,107

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
2.50% , 11/05/36 .................. USD 3,525 $ 2,909,325
Federal National Mortgage Association
0.74% , 08/25/27 .................. 15,000 13,815,719
0.81% , 09/25/28 .................. 15,000 13,344,557
1.63% , 08/24/35 .................. 1,000 763,292
102,241,026
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
. 33 32,418
Series 3959 , Class MA , 4.50% , 11/15/41 .. 521 524,111
Series 3986 , Class M , 4.50% , 09/15/41 ... 12 12,266
Series 4569 , Class JA , 3.00% , 03/15/42 .. 2,144 2,109,762
Series 4752 , Class PL , 3.00% , 09/15/46 .. 4,303 4,195,305
Series 5000 , Class MA , 2.00% , 06/25/44 .. 2,943 2,755,855
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
................. 8,977 8,729,489
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 139 138,582
Series 2011-84 , Class MG , 4.00% , 09/25/26 202 200,967
Federal National Mortgage Association Variable
Rate Notes , Series 2022-65 , Class FB ,
(SOFR 30 day Average at 0.80% Floor and
6.00% Cap + 0.80%), 6.00% , 09/25/52
(a)
.. 39,511 39,420,468
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 172 170,677
Series 2017-136 , Class GB , 3.00% , 03/20/47 3,178 2,966,194
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,336 2,675,999
63,932,093
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ....... 2,785 2,730,229
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.55% , 04/25/32
(a)
.............. 2,479 2,387,197
5,117,426
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.12% , 10/25/30 .................. 11,754 571,395
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 .................. 9,057 142,507
713,902
Mortgage-Backed Securities — 1.5%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 - 02/01/36 ........... 2,236 2,139,379
4.00% , 11/01/36 - 06/01/37 ........... 3,155 3,135,925
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 7.63% , 10/01/45
(a)
.. 252 257,378
Federal National Mortgage Association ,
5.81% , 06/01/31 .................. 15,778 16,627,937
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.92% Cap
+ 1.59%), 3.50% , 06/01/45 ......... 1,149 1,176,904
(RFUCCT1Y at 1.73% Floor and 8.74% Cap
+ 1.73%), 6.74% , 09/01/42 ......... 1,031 1,067,238
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
(RFUCCT1Y at 1.59% Floor and 8.13% Cap
+ 1.59%), 7.40% , 09/01/45 ......... USD 1,074 $ 1,116,135
(RFUCCT1Y at 1.59% Floor and 7.96% Cap
+ 1.59%), 7.59% , 11/01/45 ......... 36 37,369
Uniform Mortgage-Backed Securities
1.50% , 07/01/31 .................. 16,199 15,149,469
2.50% , 07/01/31 - 04/01/32 ........... 2,746 2,639,334
3.00% , 12/01/26 - 09/01/35 ........... 19,368 18,753,029
3.50% , 04/01/34 .................. 1,711 1,698,099
4.00% , 04/01/26 - 03/01/38 ........... 5,703 5,692,531
69,490,727
Total U.S. Government Sponsored Agency Securities — 5 .3%
(Cost: $ 240,409,162 ) .............................. 241,495,174
U.S. Treasury Obligations
U.S. Treasury Notes
4.63% , 11/15/26 - 06/15/27 ........... 82,645 84,855,766
4.38% , 12/15/26 - 07/15/27 ........... 214,165 217,859,889
4.00% , 01/15/27 - 01/31/29 ........... 129,060 130,231,517
4.13% , 02/15/27 .................. 87,965 88,982,095
4.25% , 03/15/27 - 06/30/31 ........... 67,820 68,935,758
4.50% , 04/15/27 .................. 163,140 166,689,569
3.75% , 08/15/27 .................. 50,000 50,238,281
3.38% , 09/15/27 .................. 105,000 104,466,797
Total U.S. Treasury Obligations — 20 .1%
(Cost: $ 898,926,801 ) .............................. 912,259,672
Total Long-Term Investments — 91.5%
(Cost: $ 4,107,372,256 ) ............................ 4,148,729,390
Short-Term Securities
Commercial Paper — 0.3%
HSBC USA, Inc. , 6.52%
,
10/11/24
(b) (k)
...... 15,000 14,977,732
Total Commercial Paper — 0 .3%
(Cost: $ 14,974,500 ) ............................... 14,977,732
Shares
Shares
Money Market Funds — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(j) (l)
................... 433,555,207 433,555,207
Total Money Market Funds — 9 .6%
(Cost: $ 433,555,207 ) .............................. 433,555,207
Total Short-Term Securities — 9.9%
(Cost: $ 448,529,707 ) .............................. 448,532,939
Total Investments — 101 .4%
(Cost: $ 4,555,901,963 ) ............................ 4,597,262,329
Liabilities in Excess of Other Assets — (1.4) % ............. (63,919,763)
Net Assets — 100.0% ...............................
$ 4,533,342,566

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
98
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Convertible security.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Affiliate of the Fund.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Par/Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 72,766,327 $ 360,788,880
(a)
$ — $ — $ — $ 433,555,207 433,555,207 $ 3,305,216 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — (11,000) 11,000 — 4,564 — —
$ (11,000) $ 11,000 $ 433,555,207 $ 3,305,216 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
99
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 42 12/06/24 $ 6,308 $ 35,797
Euro-Schatz ............................................................. 43 12/06/24 5,130 22,439
U.S. Treasury 2-Year Note .................................................... 8,019 12/31/24 1,670,145 4,778,376
4,836,612
Short Contracts
Euro-Bobl ............................................................... 421 12/06/24 56,260 (383,862)
U.S. Treasury 10-Year Note ................................................... 376 12/19/24 43,005 (76,926)
U.S. Treasury 10-Year Ultra Note ............................................... 17 12/19/24 2,014 (4,586)
U.S. Treasury Long Bond ..................................................... 328 12/19/24 40,785 159,453
U.S. Treasury Ultra Bond ..................................................... 30 12/19/24 3,998 2,046
U.S. Treasury 5-Year Note .................................................... 5,702 12/31/24 626,953 (1,148,375)
(1,452,250)
$ 3,384,362
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 10,640,000 MXN 207,831,120 Goldman Sachs International 12/18/24 $ 211,983
MXN 209,772,920 USD 10,640,000 Citibank NA 12/18/24 (114,552)
USD 2,273,990 CAD 3,083,000 State Street Bank and Trust Co. 12/18/24 (10,196)
USD 1,747,482 EUR 1,565,000 State Street Bank and Trust Co. 12/18/24 (153)
USD 86,098,209 EUR 77,116,000 Toronto Dominion Bank 12/18/24 (17,200)
USD 108,228 EUR 97,000 Wells Fargo Bank NA 12/18/24 (92)
USD 51,457,884 GBP 39,215,000 UBS AG 12/18/24 (961,376)
(1,103,569)
$ (891,586)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 18,480 $ (1,376,749) $ (1,355,259) $ (21,490)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 65,140 (1,476,259) (1,478,054) 1,795
$ (2,853,008) $ (2,833,313) $ (19,695)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
100
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.37% Annual 1-day TONAR Annual N/A 08/08/26 JPY 15,258,055 $ 136,966 $ 33,435 $ 103,531
0.39% Annual 1-day TONAR Annual N/A 08/09/26 JPY 7,710,950 41,426 3,346 38,080
3.30% Annual 1-day SOFR Annual 12/02/24
(a)
05/15/34 USD 40,055 (75,512) — (75,512)
$ 102,880 $ 36,781 $ 66,099
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 36,781 $ (2,833,313) $ 143,406 $ (97,002)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,998,111 $ — $ 4,998,111
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 211,983 — — 211,983
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,795 — — 141,611 — 143,406
$ — $ 1,795 $ — $ 211,983 $ 5,139,722 $ — $ 5,353,500
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,613,749 $ — $ 1,613,749
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,103,569 — — 1,103,569
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 21,490 — — 75,512 — 97,002
$ — $ 21,490 $ — $ 1,103,569 $ 1,689,261 $ — $ 2,814,320
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
101
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (15,074,241) $ — $ (15,074,241)
Forward foreign currency exchange contracts .... — — — (4,727,530) — — (4,727,530)
Options purchased
(a)
..................... — — — — 4,301,414 — 4,301,414
Options written ........................ — — — — (4,699,836) — (4,699,836)
Swaps .............................. — 1,411,989 — — (369,838) — 1,042,151
$ — $ 1,411,989 $ — $ (4,727,530) $ (15,842,501) $ — $ (19,158,042)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (924,326) $ — $ (924,326)
Forward foreign currency exchange contracts .... — — — (3,005,395) — — (3,005,395)
Options purchased
(b)
..................... — — — — 771,768 — 771,768
Options written ........................ — — — — (466,992) — (466,992)
Swaps .............................. — (309,280) — — 66,099 — (243,181)
$ — $ (309,280) $ — $ (3,005,395) $ (553,451) $ — $ (3,868,126)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,871,729,759
Average notional value of contracts — short ................................................................................. $ 1,039,898,984
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 151,862,835
Average amounts sold — in USD ........................................................................................ $ 2,987,579
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 97,025,150
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 109,523,517
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,528,855 $ 3,342,473
Forward f oreign currency exchange contracts ................................................................. 211,983 1,103,569
Swaps — centrally cleared .............................................................................. 107,329 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,848,167 $ 4,446,042
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,636,184) (3,342,473)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 211,983 $ 1,103,569

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
102
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Goldman Sachs International ........................ $ 211,983 $ — $ — $ — $ 211,983
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(c)
Citibank NA .................................... $ 114,552 $ — $ — $ — $ 114,552
State Street Bank and Trust Co. ...................... 10,349 — — — 10,349
Toronto Dominion Bank ............................ 17,200 — — — 17,200
UBS AG ...................................... 961,376 — — — 961,376
Wells Fargo Bank NA .............................. 92 — — — 92
$ 1,103,569 $ — $ — $ — $ 1,103,569
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 594,967,043 $ 4,524,416 $ 599,491,459
Corporate Bonds ........................................ — 1,912,867,256 — 1,912,867,256
Floating Rate Loan Interests ................................. — — 5,143,500 5,143,500
Foreign Agency Obligations ................................. — 30,700,107 — 30,700,107
Municipal Bonds ......................................... — 2,178,677 — 2,178,677
Non-Agency Mortgage-Backed Securities ........................ — 444,593,545 — 444,593,545
U.S. Government Sponsored Agency Securities .................... — 241,495,174 — 241,495,174
U.S. Treasury Obligations ................................... — 912,259,672 — 912,259,672
Short-Term Securities
Commercial Paper ....................................... — 14,977,732 — 14,977,732
Money Market Funds ...................................... 433,555,207 — — 433,555,207
$ 433,555,207 $ 4,154,039,206 $ 9,667,916 $ 4,597,262,329
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,795 $ — $ 1,795
Foreign currency exchange contracts ............................ — 211,983 — 211,983
Interest rate contracts ....................................... 4,998,111 141,611 — 5,139,722
Liabilities
Credit contracts ........................................... — (21,490) — (21,490)
Foreign currency exchange contracts ............................ — (1,103,569) — (1,103,569)
Interest rate contracts ....................................... (1,613,749) (75,512) — (1,689,261)
$ 3,384,362 $ (845,182) $ — $ 2,539,180

Schedule of Investments
(continued)
September 30, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
103
See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
104
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,241,379,955 $ 24,027,139,245 $ 4,163,707,122
Investments, at value — affiliated
(d)
............................................................ 165,029,233 1,549,837,736 433,555,207
Cash ............................................................................... 1,376,125 28,379,238 250,198
Cash pledged:
Collateral — OTC derivatives .............................................................. — 410,000 —
Futures contracts ...................................................................... 4,290,520 1,696,000 12,076,000
Centrally cleared swaps .................................................................. 7,665,777 40,020,000 4,067,000
Foreign currency, at value
(e)
................................................................. 9,246,829 11,327,261 1,992,279
Receivables: – – –
Investment s sold ...................................................................... — 144,853,409 63,215,114
Options written ........................................................................ 570,529 — —
Securities lending income — affiliated ........................................................ — 14,177 —
Swaps   ............................................................................ — 20,127 1,250
TBA sale commitments .................................................................. 116,404,316 — —
Capital shares sold ..................................................................... 4,439,699 78,297,252 39,635,146
Dividends — unaffiliated ................................................................. — 448,797 —
Dividends — affiliated ................................................................... 764,822 1,475,967 962,919
Interest — unaffiliated ................................................................... 30,171,517 381,466,086 36,134,168
From the Manager ..................................................................... 201,145 — 48,546
Variation margin on futures contracts ......................................................... 439,628 329,074 2,528,855
Variation margin on centrally cleared swaps .................................................... — 688,221 107,329
Swap premiums paid ..................................................................... 36,206 558,311 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 530,316 2,759 211,983
OTC swaps .......................................................................... 178,804 72,280,358 —
Prepaid e xpenses ....................................................................... 116,020 408,505 77,185
Total a ssets ...........................................................................
4,582,841,441 26,339,652,523 4,758,570,301
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 5,110 —
Cash received:
Collateral — OTC derivatives .............................................................. 13,000 57,564,885 —
Collateral — TBA commitments ............................................................. 10,000 — —
Collateral on securities loaned ............................................................... — 211,913,841 —
Options written, at value
(g)
.................................................................. 7,257,806 — —
TBA sale commitments, at value
(h)
............................................................ 116,040,514 — —

Statements of Assets and Liabilities
(continued)
September 30, 2024
105
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
Payables: – – –
Investments purchased .................................................................. 427,526,553 480,983,157 206,099,260
Swaps   ............................................................................ 35,626 16,255 —
Accounting services fees ................................................................. 136,527 603,566 128,945
Administration fees ..................................................................... 122,435 1,050,456 138,246
Capital shares redeemed ................................................................. 5,951,319 131,630,729 10,120,234
Custodian fees ........................................................................ 82,952 135,440 46,762
Income dividend distributions .............................................................. 2,592,988 10,762,696 1,523,658
Interest expense ...................................................................... 6,151 36,573 7,233
Investment advisory fees ................................................................. 1,060,871 7,814,671 1,043,645
Trustees' and Officer's fees ............................................................... — 346,794 117,722
Other affiliate fees ..................................................................... 1,299 51,515 3,440
Professional fees ...................................................................... 112,826 167,135 85,989
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 88,263 405,625 139,707
Transfer agent fees .................................................................... 1,123,259 4,449,959 1,119,953
Other accrued expenses ................................................................. 18,152 103,956 13,762
Variation margin on futures contracts ......................................................... 1,288,338 341,564 3,342,473
Variation margin on centrally cleared swaps .................................................... 1,656,401 — —
Swap premiums received .................................................................. 542,556 12,091,092 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 1,367,526 2,368,420 1,103,569
OTC swaps .......................................................................... 321,509 388,514 —
Unfunded floating rate loan interests ......................................................... — 1,571 —
Total li abilities ..........................................................................
567,356,907 923,235,462 225,227,735
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 4,015,484,534 $ 25,416,417,061 $ 4,533,342,566
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,521,558,221 $ 26,179,525,947 $ 5,038,735,084
Accumulated loss ....................................................................... (506,073,687) (763,108,886) (505,392,518)
NET ASSETS ..........................................................................
$ 4,015,484,534 $ 25,416,417,061 $ 4,533,342,566
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ..................................................... $ 4,327,551,328 $ 23,422,222,678 $ 4,122,342,213
(c)
  Securities loaned, at value .......................................................... $ — $ 207,240,221 $ —
(d)
  Investments, at cost — affiliated ....................................................... $ 165,029,233 $ 1,509,775,471 $ 433,559,750
(e)
  Foreign currency, at cost ........................................................... $ 9,223,342 $ 11,327,347 $ 1,984,863
(f)
  Proceeds received from short sales .................................................... $ — $ 5,919 $ —
(g)
  Premiums received ............................................................... $ 4,422,171 $ — $ —
(h)
  Proceeds received from TBA sale commitments ............................................. $ 116,404,316 $ — $ —

Statements of Assets and Liabilities
(continued)
September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
106
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,836,345,268 $ 12,561,460,406 $ 3,407,604,142
Shares outstanding ...................................................................
334,048,635 1,736,640,056 372,147,298
Net asset value .....................................................................
$ 8.49 $ 7.23 $ 9.16
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 98,822,068 $ —
Shares outstanding ...................................................................
— 13,652,982 —
Net asset value .....................................................................
$ — $ 7.24 $ —
Shares authorized ...................................................................
— Unlimited —
Par value ......................................................................... $ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 361,556,384 $ 1,137,424,557 $ 561,165,975
Shares outstanding ...................................................................
42,523,129 157,324,630 61,305,779
Net asset value .....................................................................
$ 8.50 $ 7.23 $ 9.15
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 4,170,147
Shares outstanding ...................................................................
— — 455,196
Net asset value .....................................................................
$ — $ — $ 9.16
Shares authorized ...................................................................
— — Unlimited
Par value ......................................................................... $ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 13,666,451 $ 80,867,271 $ 19,857,051
Shares outstanding ...................................................................
1,614,899 11,167,132 2,170,406
Net asset value .....................................................................
$ 8.46 $ 7.24 $ 9.15
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 802,247,758 $ 11,427,593,922 $ 538,691,732
Shares outstanding ...................................................................
94,188,754 1,579,147,998 58,881,167
Net asset value .....................................................................
$ 8.52 $ 7.24 $ 9.15
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 1,668,673 $ 110,248,837 $ 1,853,519
Shares outstanding ...................................................................
196,186 15,245,991 202,552
Net asset value .....................................................................
$ 8.51 $ 7.23 $ 9.15
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Operations
Year Ended September 30, 2024
107
Statements of Operations
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 6,535,911 $ —
Dividends — affiliated ................................................................... 6,307,514 61,781,186 3,305,216
Interest — unaffiliated ................................................................... 170,499,005 1,578,195,582 221,757,251
Securities lending income — affiliated — net ................................................... — 198,446 —
Foreign taxes withheld .................................................................. (12,817) (73,673) (1,433)
Total investment income ...................................................................
176,793,702 1,646,637,452 225,061,034
EXPENSES
Investment advisory .................................................................... 12,987,299 88,994,389 13,374,766
Transfer agent — class specific ............................................................ 3,918,621 15,079,836 3,255,158
Administration ....................................................................... 1,442,313 7,055,899 1,681,892
Service and distribution — class specific ...................................................... 1,062,961 4,255,811 1,758,174
Administration — class specific ............................................................ 774,207 4,362,266 919,626
Accounting services .................................................................... 269,808 1,196,443 252,084
Professional ......................................................................... 171,347 313,270 134,298
Registration ......................................................................... 171,330 386,629 164,012
Custodian ........................................................................... 157,906 254,042 79,429
Trustees and Officer .................................................................... 61,810 349,353 83,211
Printing and postage ................................................................... 49,644 120,783 45,812
Miscellaneous ........................................................................ 210,091 954,479 235,966
Total expenses excluding interest expense .......................................................
21,277,337 123,323,200 21,984,428
Interest expense ...................................................................... 61,027 90,197 18,629
Total e xpenses .........................................................................
21,338,364 123,413,397 22,003,057
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (774,207) (84,523) (914,000)
Fees waived and/or reimbursed by the Manager ................................................. (724,592) (2,903,422) (63,532)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (2,356,584) (4,907) (1,049,477)
Total ex penses after fees waived and/or reimbursed ................................................
17,482,981 120,420,545 19,976,048
Net investment income ....................................................................
159,310,721 1,526,216,907 205,084,986
REALIZED AND UNREALIZED GAIN (LOSS) $ 260,739,648 $ 1,635,670,654 $ 170,781,690
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................................ $ (54,729,500) $ (282,050,351) $ (19,788,375)
Investments — affiliated ............................................................... 1,144,524 24,896,481 (11,000)
Forward foreign currency exchange contracts ................................................. (2,317,583) (23,026,490) (4,727,530)
Foreign currency transactions ........................................................... (61,159) 2,693,663 497,345
Futures contracts .................................................................... 5,537,149 (13,201,800) (15,074,241)
Options written ..................................................................... 17,356,181 1,525,928 (4,699,836)
Swaps   .......................................................................... (9,846,449) 110,504,342 1,042,151
(42,916,837) (178,658,227) (42,761,486)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 300,068,890 1,726,990,289 217,847,823
Investments — affiliated ............................................................... — 40,981,707 11,000
Forward foreign currency exchange contracts ................................................. (794,563) (8,573,064) (3,005,395)
Foreign currency translations ............................................................ 174,457 480,713 324,247
Futures contracts .................................................................... 1,030,107 (1,471,128) (924,326)
Options written ..................................................................... 5,739,539 69,481 (466,992)
Short sales — unaffiliated .............................................................. — 438 —
Swaps   .......................................................................... (2,561,945) 55,852,016 (243,181)
Unfunded floating rate loan interests ....................................................... — (1,571) —
303,656,485 1,814,328,881 213,543,176
Net realized and unrealized gain .............................................................
260,739,648 1,635,670,654 170,781,690
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 420,050,369 $ 3,161,887,561 $ 375,866,676
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (4) $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
108
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 159,310,721 $ 124,599,677
Net realized loss .................................................................................. (42,916,837) (163,935,523)
Net change in unrealized appreciation (depreciation) .......................................................... 303,656,485 67,460,694
Net increase in net assets resulting from operations .............................................................
420,050,369 28,124,848
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (117,277,098) (84,958,170)
Investor A ...................................................................................... (14,763,613) (11,443,882)
Investor C ...................................................................................... (444,017) (349,218)
Class K ........................................................................................ (31,614,209) (22,336,984)
Class R ........................................................................................ (54,880) (32,444)
Return of capital: – –
Institutional ..................................................................................... — (4,559,217)
Investor A ...................................................................................... — (614,127)
Investor C ...................................................................................... — (18,740)
Class K ........................................................................................ — (1,198,698)
Class R ........................................................................................ — (1,741)
Decrease in net assets resulting from distributions to shareholders ...................................................
(164,153,817) (125,513,221)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(31,630,520) 579,623,682
NET ASSETS
Total increase in net assets ............................................................................. 224,266,032 482,235,309
Beginning of year ....................................................................................
3,791,218,502 3,308,983,193
End of year ........................................................................................
$ 4,015,484,534 $ 3,791,218,502
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
109
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,526,216,907 $ 1,263,333,922 $ 205,084,986 $ 213,249,565
Net realized loss ................................................ (178,658,227) (891,759,593) (42,761,486) (283,600,314)
Net change in unrealized appreciation (depreciation) ........................ 1,814,328,881 1,529,167,512 213,543,176 295,884,775
Net increase in net assets resulting from operations ...........................
3,161,887,561 1,900,741,841 375,866,676 225,534,026
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
Institutional ................................................... (837,114,500) (728,227,439) (125,977,156) (201,334,131)
Service ...................................................... (5,987,954) (5,460,071) — —
Investor A .................................................... (74,673,215) (70,238,231) (21,263,388) (36,434,232)
Investor A1 ................................................... — — (156,244) (225,478)
Investor C .................................................... (4,765,294) (4,990,792) (651,942) (1,173,362)
Class K ...................................................... (624,940,151) (456,000,419) (21,153,481) (35,701,680)
Class R ...................................................... (6,540,094) (5,701,151) (66,052) (108,262)
Return of capital: – – – –
Institutional ................................................... — (5,180,653) (27,099,251) —
Service ...................................................... — (38,843) — —
Investor A .................................................... — (499,679) (4,574,019) —
Investor A1 ................................................... — — (33,610) —
Investor C .................................................... — (35,505) (140,241) —
Class K ...................................................... — (3,244,014) (4,550,376) —
Class R ...................................................... — (40,558) (14,209) —
Decrease in net assets resulting from distributions to shareholders .................
(1,554,021,208) (1,279,657,355) (205,679,969) (274,977,145)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
4,348,599,335 1,133,368,435 (564,148,823) (1,587,753,718)
NET ASSETS
Total increase (decrease) in net assets ................................... 5,956,465,688 1,754,452,921 (393,962,116) (1,637,196,837)
Beginning of year ..................................................
19,459,951,373 17,705,498,452 4,927,304,682 6,564,501,519
End of year ......................................................
$ 25,416,417,061 $ 19,459,951,373 $ 4,533,342,566 $ 4,927,304,682
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
110
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.94  $ 8.12  $ 9.88  $ 10.43  $ 9.92
Net investment income
(a)
...................................
0 .34  0 .29  0 .17  0 .14  0 .20
Net realized and unrealized gain (loss) ..........................
0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .53
Net increase (decrease) from investment operations .................. 0.90  0.11  (1.52) 0.00  0.73
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 )
From net realized gain .....................................
—  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................................... —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................................... (0.35) (0.29) (0.24) (0.55) (0.22)
Net asset value, end of year ................................. $ 8.49  $ 7.94  $ 8.12  $ 9.88  $ 10.43
Total Return
(c)
Based on net asset value .................................... 11.56% 1.30% (15.67)% (0.04)% 7.42%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.55% 0.54% 0.54% 0.53% 0.54%
Total expenses after fees waived and/or reimbursed ..................
0.43% 0.43% 0.44% 0.44% 0.43%
Net investment income .....................................
4.13% 3.51% 1.82% 1.35% 1.98%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,836,345  $ 2,742,791  $ 2,350,703  $ 2,892,879  $ 2,608,893
Portfolio turnover rate
(e)
...................................... 583% 467% 533% 585% 692%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
111
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.95  $ 8.13  $ 9.89  $ 10.44  $ 9.93
Net investment income
(a)
...................................
0 .32  0 .27  0 .14  0 .11  0 .18
Net realized and unrealized gain (loss) ..........................
0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .52
Net increase (decrease) from investment operations .................. 0.88  0.09  (1.55) (0.03) 0.70
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .33 ) ( 0 .26 ) ( 0 .13 ) ( 0 .16 ) ( 0 .19 )
From net realized gain .....................................
—  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................................... —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................................... (0.33) (0.27) (0.21) (0.52) (0.19)
Net asset value, end of year ................................. $ 8.50  $ 7.95  $ 8.13  $ 9.89  $ 10.44
Total Return
(c)
Based on net asset value .................................... 11.28% 1.05% (15.86)% (0.29)% 7.15%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.79% 0.77% 0.81% 0.80% 0.81%
Total expenses after fees waived and/or reimbursed ..................
0.68% 0.68% 0.69% 0.69% 0.68%
Net investment income .....................................
3.89% 3.26% 1.56% 1.10% 1.75%
Supplemental Data
Net assets, end of year (000) .................................. $ 361,556  $ 359,256  $ 358,179  $ 451,800  $ 532,706
Portfolio turnover rate
(e)
...................................... 583% 467% 533% 585% 692%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
112
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.91  $ 8.09  $ 9.84  $ 10.40  $ 9.89
Net investment income
(a)
...................................
0 .26  0 .21  0 .07  0 .04  0 .10
Net realized and unrealized gain (loss) ..........................
0 .56  ( 0 .18 ) ( 1 .68 ) ( 0 .16 ) 0 .53
Net increase (decrease) from investment operations .................. 0.82  0.03  (1.61) (0.12) 0.63
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .27 ) ( 0 .20 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 )
From net realized gain .....................................
—  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................................... —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................................... (0.27) (0.21) (0.14) (0.44) (0.12)
Net asset value, end of year ................................. $ 8.46  $ 7.91  $ 8.09  $ 9.84  $ 10.40
Total Return
(c)
Based on net asset value .................................... 10.49% 0.28% (16.48)% (1.14)% 6.37%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.52% 1.54% 1.56% 1.53% 1.57%
Total expenses after fees waived and/or reimbursed ..................
1.43% 1.43% 1.44% 1.44% 1.43%
Net investment income .....................................
3.13% 2.50% 0.77% 0.36% 1.02%
Supplemental Data
Net assets, end of year (000) .................................. $ 13,666  $ 13,803  $ 14,300  $ 25,319  $ 36,599
Portfolio turnover rate
(e)
...................................... 583% 467% 533% 585% 692%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
113
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 7.96  $ 8.14  $ 9.91  $ 10.46  $ 9.95
Net investment income
(a)
....................................
0 .34  0 .30  0 .17  0 .14  0 .21
Net realized and unrealized gain (loss) ...........................
0 .57  ( 0 .18 ) ( 1 .70 ) ( 0 .14 ) 0 .52
Net increase (decrease) from investment operations ................... 0.91  0.12  (1.53) 0.00  0.73
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 )
From net realized gain ......................................
—  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital .......................................... —  ( 0 .02 ) ( 0 .02 ) —  —
Total distributions ........................................... (0.35) (0.30) (0.24) (0.55) (0.22)
Net asset value, end of year .................................. $ 8.52  $ 7.96  $ 8.14  $ 9.91  $ 10.46
Total Return
(c)
Based on net asset value ..................................... 11.73% 1.35% (15.68)% 0.02% 7.46%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.43% 0.43% 0.43% 0.42% 0.42%
Total expenses after fees waived and/or reimbursed ...................
0.38% 0.38% 0.39% 0.39% 0.38%
Net investment income ......................................
4.18% 3.56% 1.81% 1.40% 2.04%
Supplemental Data
Net assets, end of year (000) ................................... $ 802,248  $ 674,059  $ 584,718  $ 952,547  $ 1,029,002
Portfolio turnover rate
(e)
....................................... 583% 467% 533% 585% 692%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
114
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year .............................
$ 7.95  $ 8.13  $ 9.89  $ 10.45  $ 9.94
Net investment income
(a)
...................................
0 .30  0 .25  0 .12  0 .09  0 .16
Net realized and unrealized gain (loss) ..........................
0 .57  ( 0 .18 ) ( 1 .69 ) ( 0 .15 ) 0 .52
Net increase (decrease) from investment operations .................. 0.87  0.07  (1.57) (0.06) 0.68
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .31 ) ( 0 .24 ) ( 0 .11 ) ( 0 .14 ) ( 0 .17 )
From net realized gain .....................................
—  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................................... —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................................... (0.31) (0.25) (0.19) (0.50) (0.17)
Net asset value, end of year ................................. $ 8.51  $ 7.95  $ 8.13  $ 9.89  $ 10.45
Total Return
(c)
Based on net asset value .................................... 11.13% 0.79% (16.07)% (0.64)% 6.88%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.16% 1.15% 1.20% 1.13% 1.08%
Total expenses after fees waived and/or reimbursed ..................
0.93% 0.93% 0.94% 0.94% 0.93%
Net investment income .....................................
3.64% 3.02% 1.32% 0.87% 1.54%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,669  $ 1,309  $ 1,084  $ 1,249  $ 2,023
Portfolio turnover rate
(e)
...................................... 583% 467% 533% 585% 692%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
436% 336% 337% 387% 488%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
115
Financial Highlights
BlackRock High Yield Portfolio
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.71  $ 6.48  $ 7.89  $ 7.42  $ 7.68
Net investment income
(a)
....................................
0 .49  0 .45  0 .37  0 .37  0 .40
Net realized and unrealized gain (loss) ...........................
0 .53  0 .23  ( 1 .38 ) 0 .48  ( 0 .24 )
Net increase (decrease) from investment operations ................... 1.02  0.68  (1.01) 0.85  0.16
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .38 ) ( 0 .42 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.50) (0.45) (0.40) (0.38) (0.42)
Net asset value, end of year .................................. $ 7.23  $ 6.71  $ 6.48  $ 7.89  $ 7.42
Total Return
(d)
Based on net asset value ..................................... 15.65% 10.70% (13.21)% 11.58% 2.21%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.58% 0.58% 0.58% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.57% 0.56% 0.58%
Net investment income ......................................
6.99% 6.62% 5.03% 4.73% 5.37%
Supplemental Data
Net assets, end of year (000) ................................... $ 12,561,460  $ 10,888,212  $ 10,232,728  $ 14,197,255  $ 11,680,175
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
116
BlackRock High Yield Portfolio
Service
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Net investment income
(a)
....................................
0 .47  0 .43  0 .34  0 .35  0 .38
Net realized and unrealized gain (loss) ...........................
0 .54  0 .23  ( 1 .37 ) 0 .46  ( 0 .23 )
Net increase (decrease) from investment operations ................... 1.01  0.66  (1.03) 0.81  0.15
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .48 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .40 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.48) (0.43) (0.38) (0.35) (0.40)
Net asset value, end of year .................................. $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Total Return
(d)
Based on net asset value ..................................... 15.49% 10.40% (13.46)% 11.11% 2.08%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.86% 0.85% 0.87% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed ...................
0.85% 0.84% 0.86% 0.85% 0.85%
Net investment income ......................................
6.71% 6.35% 4.64% 4.45% 5.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 98,822  $ 81,439  $ 80,995  $ 133,295  $ 125,536
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
BlackRock High Yield Portfolio
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.71  $ 6.47  $ 7.88  $ 7.42  $ 7.68
Net investment income
(a)
....................................
0 .46  0 .42  0 .35  0 .34  0 .38
Net realized and unrealized gain (loss) ...........................
0 .53  0 .25  ( 1 .38 ) 0 .47  ( 0 .25 )
Net increase (decrease) from investment operations ................... 0.99  0.67  (1.03) 0.81  0.13
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .47 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .39 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.47) (0.43) (0.38) (0.35) (0.39)
Net asset value, end of year .................................. $ 7.23  $ 6.71  $ 6.47  $ 7.88  $ 7.42
Total Return
(d)
Based on net asset value ..................................... 15.24% 10.49% (13.52)% 11.06% 1.90%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.94% 0.94% 0.92% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...................
0.92% 0.92% 0.91% 0.90% 0.89%
Net investment income ......................................
6.64% 6.27% 4.72% 4.40% 5.09%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,137,425  $ 1,069,375  $ 1,088,100  $ 1,408,666  $ 1,298,176
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
118
BlackRock High Yield Portfolio
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.72  $ 6.48  $ 7.90  $ 7.43  $ 7.69
Net investment income
(a)
....................................
0 .42  0 .38  0 .29  0 .29  0 .33
Net realized and unrealized gain (loss) ...........................
0 .53  0 .25  ( 1 .38 ) 0 .48  ( 0 .25 )
Net increase (decrease) from investment operations ................... 0.95  0.63  (1.09) 0.77  0.08
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .43 ) ( 0 .39 ) ( 0 .31 ) ( 0 .30 ) ( 0 .34 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.43) (0.39) (0.33) (0.30) (0.34)
Net asset value, end of year .................................. $ 7.24  $ 6.72  $ 6.48  $ 7.90  $ 7.43
Total Return
(d)
Based on net asset value ..................................... 14.50% 9.76% (14.18)% 10.46% 1.19%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.58% 1.58% 1.58% 1.57% 1.61%
Total expenses after fees waived and/or reimbursed ...................
1.56% 1.58% 1.58% 1.56% 1.60%
Net investment income ......................................
6.00% 5.61% 3.98% 3.74% 4.39%
Supplemental Data
Net assets, end of year (000) ................................... $ 80,867  $ 80,427  $ 95,815  $ 159,580  $ 186,558
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
119
Financial Highlights
BlackRock High Yield Portfolio
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Net investment income
(a)
....................................
0 .50  0 .45  0 .37  0 .38  0 .40
Net realized and unrealized gain (loss) ...........................
0 .53  0 .24  ( 1 .37 ) 0 .46  ( 0 .22 )
Net increase (decrease) from investment operations ................... 1.03  0.69  (1.00) 0.84  0.18
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .50 ) ( 0 .46 ) ( 0 .39 ) ( 0 .38 ) ( 0 .43 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.50) (0.46) (0.41) (0.38) (0.43)
Net asset value, end of year .................................. $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Total Return
(d)
Based on net asset value ..................................... 15.92% 10.81% (13.12)% 11.53% 2.46%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.48% 0.48% 0.49% 0.48% 0.48%
Total expenses after fees waived and/or reimbursed ...................
0.47% 0.48% 0.48% 0.47% 0.47%
Net investment income ......................................
7.07% 6.72% 5.09% 4.86% 5.40%
Supplemental Data
Net assets, end of year (000) ................................... $ 11,427,594  $ 7,249,086  $ 6,116,737  $ 7,883,370  $ 11,470,944
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
120
BlackRock High Yield Portfolio
Class R
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 6.71  $ 6.47  $ 7.89  $ 7.42  $ 7.68
Net investment income
(a)
....................................
0 .45  0 .41  0 .33  0 .32  0 .36
Net realized and unrealized gain (loss) ...........................
0 .53  0 .24  ( 1 .39 ) 0 .48  ( 0 .25 )
Net increase (decrease) from investment operations ................... 0.98  0.65  (1.06) 0.80  0.11
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .46 ) ( 0 .41 ) ( 0 .34 ) ( 0 .33 ) ( 0 .37 )
From net realized gain ......................................
—  —  ( 0 .00 )
(c)
—  —
Return of capital .......................................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................................... (0.46) (0.41) (0.36) (0.33) (0.37)
Net asset value, end of year .................................. $ 7.23  $ 6.71  $ 6.47  $ 7.89  $ 7.42
Total Return
(d)
Based on net asset value ..................................... 14.97% 10.22% (13.84)% 10.94% 1.64%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.17% 1.17% 1.16% 1.15% 1.16%
Total expenses after fees waived and/or reimbursed ...................
1.16% 1.17% 1.16% 1.14% 1.15%
Net investment income ......................................
6.40% 6.03% 4.51% 4.16% 4.84%
Supplemental Data
Net assets, end of year (000) ................................... $ 110,249  $ 91,412  $ 91,124  $ 109,138  $ 110,465
Portfolio turnover rate ........................................ 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.82  $ 8.91  $ 9.72  $ 9.71  $ 9.64
Net investment income
(a)
....................................
0 .40  0 .33  0 .15  0 .12  0 .19
Net realized and unrealized gain (loss) ...........................
0 .34  0 .00
(b)
( 0 .79 ) 0 .02  0 .09
Net increase (decrease) from investment operations ................... 0.74  0.33  (0.64) 0.14  0.28
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .33 ) ( 0 .42 ) ( 0 .17 ) ( 0 .13 ) ( 0 .21 )
Return of capital .......................................... ( 0 .07 ) —  —  —  ( 0 .00 )
(d)
Total distributions ........................................... (0.40) (0.42) (0.17) (0.13) (0.21)
Net asset value, end of year .................................. $ 9.16  $ 8.82  $ 8.91  $ 9.72  $ 9.71
Total Return
(e)
Based on net asset value ..................................... 8.63% 3.77% (6.61)% 1.47% 3.00%
Ratios to Average Net Assets
(f)
Total expen ses ............................................
0.45% 0.43% 0.43% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed ...................
0.40% 0.40% 0.40% 0.40% 0.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ......................................
4.49% 3.71% 1.58% 1.20% 2.03%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,407,604  $ 3,599,334  $ 4,789,552  $ 6,395,606  $ 5,375,701
Portfolio turnover rate
(g)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.82  $ 8.90  $ 9.72  $ 9.71  $ 9.63
Net investment income
(a)
....................................
0 .38  0 .31  0 .13  0 .09  0 .17
Net realized and unrealized gain (loss) ...........................
0 .33  0 .01  ( 0 .80 ) 0 .03  0 .10
Net increase (decrease) from investment operations ................... 0.71  0.32  (0.67) 0.12  0.27
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .31 ) ( 0 .40 ) ( 0 .15 ) ( 0 .11 ) ( 0 .19 )
Return of capital .......................................... ( 0 .07 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.38) (0.40) (0.15) (0.11) (0.19)
Net asset value, end of year .................................. $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.71
Total Return
(d)
Based on net asset value ..................................... 8.24% 3.63% (6.95)% 1.22% 2.85%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.71% 0.69% 0.74% 0.74% 0.76%
Total expenses after fees waived and/or reimbursed ...................
0.65% 0.65% 0.65% 0.65% 0.66%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................................
4.24% 3.46% 1.34% 0.96% 1.77%
Supplemental Data
Net assets, end of year (000) ................................... $ 561,166  $ 676,646  $ 916,865  $ 1,199,702  $ 1,412,985
Portfolio turnover rate
(f)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.83  $ 8.91  $ 9.73  $ 9.71  $ 9.64
Net investment income
(a)
....................................
0 .39  0 .32  0 .14  0 .11  0 .19
Net realized and unrealized gain (loss) ...........................
0 .34  0 .01  ( 0 .80 ) 0 .03  0 .09
Net increase (decrease) from investment operations ................... 0.73  0.33  (0.66) 0.14  0.28
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .33 ) ( 0 .41 ) ( 0 .16 ) ( 0 .12 ) ( 0 .21 )
Return of capital .......................................... ( 0 .07 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.40) (0.41) (0.16) (0.12) (0.21)
Net asset value, end of year .................................. $ 9.16  $ 8.83  $ 8.91  $ 9.73  $ 9.71
Total Return
(d)
Based on net asset value ..................................... 8.39% 3.78% (6.80)% 1.48% 2.90%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.63% 0.63% 0.62% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
4.39% 3.62% 1.50% 1.13% 1.93%
Supplemental Data
Net assets, end of year (000) ................................... $ 4,170  $ 4,532  $ 5,134  $ 6,710  $ 8,141
Portfolio turnover rate
(f)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................................
0 .31  0 .24  0 .05  0 .02  0 .10
Net realized and unrealized gain (loss) ...........................
0 .33  0 .01  ( 0 .79 ) 0 .04  0 .09
Net increase (decrease) from investment operations ................... 0.64  0.25  (0.74) 0.06  0.19
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .26 ) ( 0 .33 ) ( 0 .08 ) ( 0 .04 ) ( 0 .12 )
Return of capital .......................................... ( 0 .05 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.31) (0.33) (0.08) (0.04) (0.12)
Net asset value, end of year .................................. $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Total Return
(d)
Based on net asset value ..................................... 7.43% 2.86% (7.65)% 0.57% 1.98%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.46% 1.45% 1.45% 1.45% 1.50%
Total expenses after fees waived and/or reimbursed ...................
1.40% 1.40% 1.40% 1.40% 1.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income ......................................
3.49% 2.70% 0.58% 0.23% 1.05%
Supplemental Data
Net assets, end of year (000) ................................... $ 19,857  $ 26,808  $ 36,103  $ 51,625  $ 69,913
Portfolio turnover rate
(f)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.81  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................................
0 .41  0 .33  0 .15  0 .12  0 .20
Net realized and unrealized gain (loss) ...........................
0 .34  0 .00
(b)
( 0 .79 ) 0 .04  0 .09
Net increase (decrease) from investment operations ................... 0.75  0.33  (0.64) 0.16  0.29
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .34 ) ( 0 .42 ) ( 0 .18 ) ( 0 .14 ) ( 0 .22 )
Return of capital .......................................... ( 0 .07 ) —  —  —  ( 0 .00 )
(d)
Total distributions ........................................... (0.41) (0.42) (0.18) (0.14) (0.22)
Net asset value, end of year .................................. $ 9.15  $ 8.81  $ 8.90  $ 9.72  $ 9.70
Total Return
(e)
Based on net asset value ..................................... 8.68% 3.82% (6.67)% 1.63% 3.05%
Ratios to Average Net Assets
(f)
Total expen ses ............................................
0.38% 0.37% 0.37% 0.37% 0.38%
Total expenses after fees waived and/or reimbursed ...................
0.35% 0.35% 0.35% 0.36% 0.36%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.35% 0.35% 0.35% 0.36% 0.35%
Net investment income ......................................
4.54% 3.76% 1.65% 1.23% 2.07%
Supplemental Data
Net assets, end of year (000) ................................... $ 538,692  $ 617,831  $ 814,127  $ 943,607  $ 557,997
Portfolio turnover rate
(g)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of year ..............................
$ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................................
0 .36  0 .29  0 .11  0 .07  0 .15
Net realized and unrealized gain (loss) ...........................
0 .33  0 .01  ( 0 .80 ) 0 .03  0 .09
Net increase (decrease) from investment operations ................... 0.69  0.30  (0.69) 0.10  0.24
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .30 ) ( 0 .38 ) ( 0 .13 ) ( 0 .08 ) ( 0 .17 )
Return of capital .......................................... ( 0 .06 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.36) (0.38) (0.13) (0.08) (0.17)
Net asset value, end of year .................................. $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Total Return
(d)
Based on net asset value ..................................... 7.97% 3.37% (7.18)% 1.07% 2.49%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.09% 1.05% 1.09% 1.07% 1.08%
Total expenses after fees waived and/or reimbursed ...................
0.90% 0.90% 0.90% 0.91% 0.91%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.90% 0.90% 0.90% 0.91% 0.90%
Net investment income ......................................
3.98% 3.21% 1.17% 0.72% 1.54%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,854  $ 2,154  $ 2,721  $ 2,153  $ 2,405
Portfolio turnover rate
(f)
....................................... 134% 212% 163% 129% 213%
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
121% 183% 153% 125% 170%
See notes to financial statements.

Notes to Financial Statements
127
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On May 3, 2024, the Board of Trustees of the Trust (the "Board") approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High
Yield Portfolio and to revise the 80% investment policy to include other financial instruments with economic characteristics similar to high yield investments. These changes became effective on August 5, 2024.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield  include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable Subsidiary”),
which is a wholly-owned taxable subsidiary of High Yield. The Taxable Subsidiary enables High Yield to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield. Taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities for High Yield. High Yield may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $55,606, which is less than 0.01% of High Yield’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High Yield.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Portfolio ................................................ High Yield Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
128
allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in

Notes to Financial Statements
(continued)
129
Notes to Financial Statements
accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
130
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to

Notes to Financial Statements
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131
Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
132
typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield
Air Control Concepts Holdings LP, Delayed Draw 1st Lien Term
Loan ......................................... $ 628,273 $ 628,273 $ 626,702 $ (1,571)
$ (1,571)

Notes to Financial Statements
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133
Notes to Financial Statements
of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of High Yields' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield
BMO Capital Markets Corp. ...................... $ 28,237,500 $ (28,237,500) $ — $ —
Goldman Sachs & Co. LLC ...................... 15,254,011 (15,254,011) — —
J.P. Morgan Securities LLC ...................... 48,957,204 (48,957,204) — —
Morgan Stanley .............................. 15,481 (15,481) — —
SG Americas Securities LLC ..................... 553,455 (553,455) — —
Toronto-Dominion Bank ........................ 114,222,570 (114,222,570) — —
$ 207,240,221 $ (207,240,221) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
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BlackRock Annual Financial Statements and Additional Information
134
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

Notes to Financial Statements
(continued)
135
Notes to Financial Statements
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
136
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 919,595 $ — $ 136,056 $ 7,310 $ 1,062,961
High Yield ................................................... 218,988 2,757,582 — 778,059 501,182 4,255,811
Low Duration Bond ............................................ — 1,517,493 4,310 226,323 10,048 1,758,174

Notes to Financial Statements
(continued)
137
Notes to Financial Statements
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2024, affiliates received CDSCs as follows:
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 550,648 $ — $ 73,568 $ — $ 2,721 $ 146,978 $ 292 $ 774,207
High Yield ..................................... 2,353,052 17,519 220,607 — 15,561 1,735,480 20,047 4,362,266
Low Duration Bond .............................. 679,589 — 121,399 862 4,527 112,847 402 919,626
Fund Name Institutional Investor A Total
Core Bond ...................................................................................... $ 638,916 $ 3 $ 638,919
High Yield ....................................................................................... 196,937 — 196,937
Low Duration Bond ................................................................................ 535,366 — 535,366
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 5,614 $ — $ 8,799 $ — $ — $ 1,135 $ 91 $ 15,639
High Yield ..................................... 31,213 466 51,631 — 3,831 19,360 2,560 109,061
Low Duration Bond .............................. 4,812 — 5,730 239 971 1,095 110 12,957
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 3,441,965 $ — $ 430,421 $ — $ 12,617 $ 30,159 $ 3,459 $ 3,918,621
High Yield ..................................... 12,113,667 116,888 2,366,509 — 75,631 211,068 196,073 15,079,836
Low Duration Bond .............................. 2,652,130 — 523,045 6,750 21,247 47,650 4,336 3,255,158
Fund Name Other Fees
Core Bond ............................................................................................................. $ 7,249
High Yield .............................................................................................................. 19,486
Low Duration Bond ....................................................................................................... 5,684
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 2,273 $ 1,181
High Yield ................................................................................................... 7,915 2,446
Low Duration Bond ............................................................................................ 12,488 2,828

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
138
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2024 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 89,285
High Yield .......................................................................................................... 329,478
Low Duration Bond ................................................................................................... 46,088
Fund Name Amount Waived
Core Bond ............................................................................................................. $ 20,393
High Yield .............................................................................................................. 2,573,944
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43 % N/A 0.68 % N/A 1.43% 0.38% 0.93%
High Yield ........................................ 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 614,914
Low Duration Bond ......................................................................................................... 17,444

Notes to Financial Statements
(continued)
139
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by High Yield is shown as securities lending income — affiliated — net in the Statements of Operation. For the year ended September 30, 2024, the Fund paid BIM $45,204 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and Core Bond and Low Duration are permitted to lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Core Bond
Institutional .................................................................................... $ 550,648 $ 2,070,187
Investor A ..................................................................................... 73,568 247,677
Investor C ..................................................................................... 2,721 5,837
Class K ...................................................................................... 146,978 30,159
Class R ...................................................................................... 292 2,724
$ 774,207 $ 2,356,584
High Yield
Investor A ..................................................................................... 84,523 4,907
$ 84,523 $ 4,907
Low Duration Bond
Institutional .................................................................................... 679,236 807,801
Investor A ..................................................................................... 121,399 195,080
Investor A1 .................................................................................... 862 4,402
Investor C ..................................................................................... 4,527 9,003
Class K ...................................................................................... 107,574 29,955
Class R ...................................................................................... 402 3,236
$ 914,000 $ 1,049,477

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
140
7. PURCHASES AND SALES
For the year ended September 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 20,442,735,177 $ 20,911,296,695 $ 3,452,130,854 $ 3,158,237,734
High Yield ........................................................... — — 20,593,535,686 15,918,629,075
Low Duration Bond .................................................... 3,150,557,366 3,796,146,901 2,813,168,469 3,169,615,019
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 6,002,896,924 $ 6,000,726,870
Low Duration Bond .................................................................................... 550,567,748 550,336,401
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Core Bond ............................................................................... $ (4,562,452) $ 4,562,452
Fund Name
Year Ended
09/30/24
Year Ended
09/30/23
Core Bond
Ordinary income ........................................................................................... $ 164,153,817 $ 119,120,698
Return of capital $ — $ 6,392,523
$ 164,153,817 $ 125,513,221
High Yield
Ordinary income ........................................................................................... $ 1,554,021,208 $ 1,270,618,103
Return of capital — 9,039,252
$ 1,554,021,208 $ 1,279,657,355
Low Duration Bond
Ordinary income ........................................................................................... $ 169,268,263 $ 274,977,145
Return of capital 36,411,706 —
$ 205,679,969 $ 274,977,145

Notes to Financial Statements
(continued)
141
Notes to Financial Statements
As of September 30, 2024, the tax components of accumulated earnings (loss) were as follows:
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Core Bond ........................................... $ — $ (398,555,708) $ (105,893,393) $ (1,624,586) $ (506,073,687)
High Yield ............................................ 106,953,054 (1,402,895,072) 532,833,132 — (763,108,886)
Low Duration Bond ..................................... — (525,526,841) 29,757,246 (9,622,923) (505,392,518)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to Trustees and classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,498,868,434 $ 64,699,631 $ (162,704,405) $ (98,004,774)
High Yield ...................................................... 24,997,960,866 894,075,908 (314,614,734) 579,461,174
Low Duration Bond ................................................ 4,562,295,664 71,859,709 (36,861,375) 34,998,334

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
142
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Notes to Financial Statements
(continued)
143
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
125,144,171 $ 1,019,674,666 139,314,900 $ 1,151,954,865
Shares issued in reinvestment of distributions .....................
11,681,354 95,953,257 9,083,232 75,113,087
Shares redeemed ......................................
(148,361,639) (1,203,338,723) (92,387,417) (763,061,185)
(11,536,114) $ (87,710,800) 56,010,715 $ 464,006,767
Investor A
Shares sold and automatic conversion of shares ....................
9,221,438 $ 75,738,231 11,475,789 $ 95,318,705
Shares issued in reinvestment of distributions .....................
1,723,288 14,168,493 1,393,831 11,546,186
Shares redeemed ......................................
(13,624,210) (111,748,723) (11,729,114) (97,153,204)
(2,679,484) $ (21,841,999) 1,140,506 $ 9,711,687
Investor C
Shares sold ..........................................
568,506 $ 4,643,549 609,808 $ 5,021,310
Shares issued in reinvestment of distributions .....................
53,168 435,152 44,225 364,727
Shares redeemed and automatic conversion of shares ...............
(751,560) (6,145,493) (676,550) (5,578,355)
(129,886) $ (1,066,792) (22,517) $ (192,318)
Class K
Shares sold ..........................................
25,577,986 $ 210,226,220 32,435,162 $ 268,958,121
Shares issued in reinvestment of distributions .....................
3,360,391 27,695,504 2,500,035 20,745,456
Shares redeemed ......................................
(19,409,320) (159,193,832) (22,076,167) (183,872,841)
9,529,057 $ 78,727,892 12,859,030 $ 105,830,736
Class R
Shares sold ..........................................
54,760 $ 453,582 58,385 $ 484,831
Shares issued in reinvestment of distributions .....................
6,600 54,339 4,089 33,855
Shares redeemed ......................................
(29,856) (246,742) (31,062) (251,876)
31,504 $ 261,179 31,412 $ 266,810
(4,784,923) $ (31,630,520) 70,019,146 $ 579,623,682
High Yield
Institutional
Shares sold ..........................................
602,431,077 $ 4,178,219,039 946,910,963 $ 6,380,437,486
Shares issued in reinvestment of distributions .....................
114,694,561 803,834,943 102,302,445 691,321,502
Shares redeemed ......................................
(603,181,707) (4,178,778,707) (1,006,472,070) (6,765,014,957)
113,943,931 $ 803,275,275 42,741,338 $ 306,744,031
Service
Shares sold ..........................................
6,629,134 $ 46,712,352 5,834,208 $ 39,304,704
Shares issued in reinvestment of distributions .....................
843,584 5,918,800 803,502 5,431,972
Shares redeemed ......................................
(5,948,560) (41,843,138) (7,009,171) (47,346,116)
1,524,158 $ 10,788,014 (371,461) $ (2,609,440)
Investor A
Shares sold and automatic conversion of shares ....................
52,045,425 $ 363,430,725 52,698,063 $ 355,170,220
Shares issued in reinvestment of distributions .....................
9,669,528 67,708,956 9,479,256 64,018,882
Shares redeemed ......................................
(63,830,445) (445,742,635) (70,819,565) (477,232,762)
(2,115,492) $ (14,602,954) (8,642,246) $ (58,043,660)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
144
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
2,644,795 $ 18,530,279 1,933,937 $ 13,069,168
Shares issued in reinvestment of distributions .....................
652,198 4,573,061 710,658 4,806,547
Shares redeemed and automatic conversion of shares ...............
(4,101,058) (28,422,471) (5,450,932) (36,783,193)
(804,065) $ (5,319,131) (2,806,337) $ (18,907,478)
Class K
Shares sold ..........................................
713,599,388 $ 5,038,008,497 423,322,220 $ 2,847,897,544
Shares issued in reinvestment of distributions .....................
83,557,732 586,693,641 62,768,149 424,322,483
Shares redeemed ......................................
(297,831,606) (2,081,668,694) (350,208,947) (2,363,029,867)
499,325,514 $ 3,543,033,444 135,881,422 $ 909,190,160
Class R
Shares sold ..........................................
3,549,353 $ 24,834,847 2,050,800 $ 13,847,565
Shares issued in reinvestment of distributions .....................
932,334 6,533,512 848,788 5,734,235
Shares redeemed ......................................
(2,862,199) (19,943,672) (3,346,511) (22,586,978)
1,619,488 $ 11,424,687 (446,923) $ (3,005,178)
613,493,534 $ 4,348,599,335 166,355,793 $ 1,133,368,435
Low Duration Bond
Institutional
Shares sold ..........................................
92,844,531 $ 835,730,492 129,830,930 $ 1,154,571,706
Shares issued in reinvestment of distributions .....................
16,388,628 147,287,089 21,375,312 189,998,861
Shares redeemed ......................................
(145,055,296) (1,300,931,883) (281,011,629) (2,498,262,858)
(35,822,137) $ (317,914,302) (129,805,387) $ (1,153,692,291)
Investor A
Shares sold and automatic conversion of shares ....................
12,124,190 $ 108,669,954 17,797,185 $ 158,347,840
Shares issued in reinvestment of distributions .....................
2,657,435 23,871,664 3,834,346 34,080,243
Shares redeemed ......................................
(30,194,514) (270,337,447) (47,889,969) (426,327,126)
(15,412,889) $ (137,795,829) (26,258,438) $ (233,899,043)
Investor A1
Shares sold ..........................................
3 $ 25 71 $ 637
Shares issued in reinvestment of distributions .....................
14,656 131,783 17,506 155,694
Shares redeemed ......................................
(72,870) (653,651) (80,338) (715,203)
(58,211) $ (521,843) (62,761) $ (558,872)
Investor C
Shares sold ..........................................
393,302 $ 3,539,997 854,015 $ 7,593,027
Shares issued in reinvestment of distributions .....................
84,368 757,249 127,128 1,129,003
Shares redeemed and automatic conversion of shares ...............
(1,348,268) (12,089,347) (1,997,025) (17,749,766)
(870,598) $ (7,792,101) (1,015,882) $ (9,027,736)
Class K
Shares sold ..........................................
17,105,322 $ 153,532,138 21,649,708 $ 192,520,737
Shares issued in reinvestment of distributions .....................
2,673,487 24,009,155 3,700,732 32,865,717
Shares redeemed ......................................
(30,988,156) (277,290,457) (46,746,009) (415,417,556)
(11,209,347) $ (99,749,164) (21,395,569) $ (190,031,102)
Class R
Shares sold ..........................................
37,114 $ 332,144 53,747 $ 477,874
Shares issued in reinvestment of distributions .....................
8,746 78,546 12,034 106,942
Shares redeemed ......................................
(87,544) (786,274) (127,146) (1,129,490)
(41,684) $ (375,584) (61,365) $ (544,674)
(63,414,866) $ (564,148,823) (178,599,402) $ (1,587,753,718)

Report of Independent Registered Public Accounting Firm
145
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of BlackRock
Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio, BlackRock Low Duration Bond Portfolio, and BlackRock High Yield
Portfolio (formerly BlackRock High Yield Bond Portfolio) of BlackRock Funds V, including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights of BlackRock High Yield Portfolio are consolidated as of and for the five years in the period ended September 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB .
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2024
BlackRock Annual Financial Statements and Additional Information
146
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2024:
Fund Name
Qualified Dividend
Income
Core Bond ....................................................................................................... $ 117,223
High Yield ........................................................................................................ 25,620,176
Fund Name
Qualified Business
Income
High Yield ........................................................................................................ $ 1,800,151
Fund Name Federal Obligation Interest
Core Bond ....................................................................................................... $ 43,161,385
High Yield ........................................................................................................ 3,329,619
Low Duration Bond ................................................................................................. 37,037,439
Fund Name
Dividends-Received
Deduction
Core Bond ....................................................................................................... 0 .03%
High Yield ........................................................................................................ 0 .97
Fund Name Interest Dividends
Core Bond ....................................................................................................... $ 157,041,546
High Yield ........................................................................................................ 1,437,237,738
Low Duration Bond ................................................................................................. 206,553,554
Fund Name
Interest-Related
Dividends
Core Bond ....................................................................................................... $ 134,921,871
High Yield ........................................................................................................ 1,433,707,648
Low Duration Bond ................................................................................................. 167,489,046

Additional Information
147
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
148
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
149
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 3, 2024 (the “May
Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Portfolio (the “High Yield Portfolio”) and BlackRock Low Duration Bond Portfolio
(the “Low Duration Bond Portfolio” and collectively with the Core Bond Portfolio and the High Yield Portfolio, the “Funds” and each, a “Fund,”), and BlackRock Advisors,
LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”)
between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and
together with BIL, the “Sub-Advisors”), with respect to the Core Bond Portfolio and the Low Duration Bond Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
150
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to each Fund, and BRS, with respect to the Core Bond Portfolio and the Low Duration Bond Portfolio,
facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Core Bond Portfolio ranked in the second, third and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Core Bond Portfolio, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Core Bond Portfolio’s underperformance relative to its Morningstar
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the High Yield Portfolio ranked in the first, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the High Yield Portfolio, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Low Duration Bond Portfolio ranked in the second, second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Low
Duration Bond Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Low Duration Bond Portfolio’s underperformance relative to its Morningstar Category during the applicable period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
151
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Core Bond Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Core Bond Portfolio’s Expense Peers. The Board also noted that the Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Core Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Core Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Core Bond Portfolio’s total expenses as a percentage of the Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield Portfolio’s Expense Peers. The Board also noted that the High Yield Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the High Yield Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Portfolio’s total expenses as a percentage of the High Yield Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Low Duration Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Low Duration Bond Portfolio’s Expense Peers. The Board also noted that the Low
Duration Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Low Duration Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Low
Duration Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Low Duration Bond Portfolio’s total expenses as a percentage of the Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
152
subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the Manager and BRS, with respect to the Core Bond Portfolio and the Low Duration Bond Portfolio, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
153
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SEPTEMBER 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(a)
.............. 2,228 $ 35,225
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 2,228 57,638
Total Common Stocks — 0 .2%
(Cost: $ 87,962 ) ................................. 92,863
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
(b)
Bombardier, Inc.
7.88% , 04/15/27 .................. USD 28 28,078
6.00% , 02/15/28 .................. 88 88,582
8.75% , 11/15/30 .................. 102 112,003
7.25% , 07/01/31 .................. 47 49,688
7.00% , 06/01/32 .................. 53 55,435
TransDigm, Inc.
6.38% , 03/01/29 .................. 405 417,847
7.13% , 12/01/31 .................. 43 45,480
6.63% , 03/01/32 .................. 378 393,627
6.00% , 01/15/33 .................. 237 240,357
Triumph Group, Inc., 9.00%, 03/15/28 ..... 152 159,116
1,590,213
Automobile Components — 1.8%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(c)
..................... 200 202,102
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 393 394,279
6.75% , 05/15/28 .................. 78 80,399
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
40 40,936
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 71 65,301
5.63% , 04/30/33 .................. 2 1,764
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... 24 24,198
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 42 38,973
847,952
Broadline Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 33,013
Match Group Holdings II LLC, 3.63%, 10/01/31 17 15,224
NMG Holding Co., Inc., 8.50%, 10/01/28 .... 25 25,445
73,682
Building Products — 2.5%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 109,298
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 44,649
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 60,715
EMRLD Borrower LP
6.63% , 12/15/30 .................. 443 456,775
6.75% , 07/15/31 .................. 47 49,014
JELD-WEN, Inc., 7.00%, 09/01/32 ....... 80 80,841
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 65 67,305
Standard Industries, Inc.
5.00% , 02/15/27 .................. 8 7,932
4.75% , 01/15/28 .................. 2 1,959
4.38% , 07/15/30 .................. 55 52,058
3.38% , 01/15/31 .................. 56 49,887
Summit Materials LLC, 7.25%, 01/15/31 .... 102 108,049
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 11.00%, 08/15/32 ........ USD 58 $ 58,017
1,146,499
Capital Markets — 0.6%
(b)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 45,661
Focus Financial Partners LLC, 6.75%, 09/15/31 52 52,496
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 102,649
8.00% , 06/15/27 .................. 59 62,503
263,309
Chemicals — 2.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 32 32,804
Chemours Co. (The)
5.38% , 05/15/27 .................. 28 27,410
5.75% , 11/15/28
(b)
................. 47 44,646
4.63% , 11/15/29
(b)
................. 36 32,239
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 213 203,050
HB Fuller Co., 4.00%, 02/15/27 ......... 47 45,869
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 200 174,555
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 63 52,395
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
..................... 200 208,116
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 24 23,649
5.63% , 08/15/29 .................. 235 220,755
7.38% , 03/01/31 .................. 32 33,528
1,099,016
Commercial Services & Supplies — 4.4%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 3 2,865
4.88% , 07/15/32 .................. 53 50,623
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 .................. 200 187,680
7.88% , 02/15/31 .................. 329 336,069
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 19 17,865
4.75% , 10/15/29 .................. 24 23,014
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 13,036
5.75% , 07/15/29 .................. 80 79,204
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 103 102,669
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 33 34,186
6.75% , 06/15/32 .................. 50 52,154
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 48 47,128
9.50% , 11/01/27 .................. 29 29,038
7.75% , 02/15/28 .................. 99 102,654
6.00% , 06/01/29 .................. 14 13,436
8.25% , 08/01/32 .................. 78 79,833
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 5 4,960
4.00% , 08/01/28 .................. 37 35,534
3.50% , 09/01/28 .................. 4 3,808
4.75% , 06/15/29 .................. 132 128,761
4.38% , 08/15/29 .................. 29 27,797
6.75% , 01/15/31 .................. 36 37,758
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. 30 28,949
5.88% , 06/30/29 .................. 128 124,616
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 110 110,030
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 20 18,827

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00% , 09/01/30 .................. USD 40 $ 37,517
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 54 54,460
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 73 72,731
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 38 36,935
6.63% , 06/15/29 .................. 31 31,917
7.38% , 10/01/31 .................. 76 80,329
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 19 19,749
2,026,132
Communications Equipment — 0.1%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 42 35,280
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 15,426
50,706
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 29,925
Pike Corp., 8.63%, 01/31/31 ........... 20 21,384
51,309
Consumer Finance — 1.7%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 18 19,022
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 10 10,225
8.00% , 02/15/27 .................. 84 87,781
8.00% , 06/15/28 .................. 28 30,012
6.88% , 04/15/29 .................. 50 52,014
5.88% , 03/15/30 .................. 45 45,059
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 27 27,424
Navient Corp., 9.38%, 07/25/30 ......... 79 87,634
OneMain Finance Corp.
6.63% , 01/15/28 .................. 20 20,364
9.00% , 01/15/29 .................. 101 107,026
7.88% , 03/15/30 .................. 85 88,858
4.00% , 09/15/30 .................. 104 92,630
7.50% , 05/15/31 .................. 23 23,676
7.13% , 11/15/31 .................. 37 37,445
SLM Corp., 3.13%, 11/02/26 ........... 41 39,415
768,585
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 .................. 8 7,783
6.50% , 02/15/28 .................. 44 44,801
3.50% , 03/15/29 .................. 49 45,688
4.88% , 02/15/30 .................. 113 111,177
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 18 18,718
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
19 18,121
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 47 45,822
4.63% , 06/01/30 .................. 5 4,831
7.25% , 01/15/32 .................. 67 70,909
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 19 18,964
386,814
Containers & Packaging — 3.2%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 200 201,438
4.00% , 09/01/29 .................. 200 178,523
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 91 91,863
6.88% , 01/15/30 .................. 96 98,039
8.75% , 04/15/30 .................. 93 94,436
Crown Americas LLC, 4.25%, 09/30/26 .... 68 66,925
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 27 25,712
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. USD 387 $ 399,840
9.25% , 04/15/27 .................. 22 22,558
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 158 162,318
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 70 67,637
5.00% , 04/15/29 .................. 8 7,879
7.25% , 02/15/31 .................. 16 16,934
6.50% , 07/15/32 .................. 51 52,590
1,486,692
Distributors — 0.4%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 11,219
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 8 7,536
6.50% , 07/15/32 .................. 83 85,200
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 . 59 62,835
166,790
Diversified Consumer Services — 1.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
5 5,093
Service Corp. International
3.38% , 08/15/30 .................. 2 1,813
4.00% , 05/15/31 .................. 100 92,534
5.75% , 10/15/32 .................. 198 199,296
Sotheby's, 5.88%, 06/01/29
(b)
........... 200 175,296
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 136 143,276
617,308
Diversified REITs — 0.9%
(b)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 73,254
Uniti Group LP
Series MAY , 10.50% , 02/15/28 ......... 76 81,123
10.50% , 02/15/28 ................. 240 256,177
410,554
Diversified Telecommunication Services — 5.1%
(b)
Altice Financing SA, 5.75%, 08/15/29 ..... 200 160,728
CCO Holdings LLC
5.38% , 06/01/29 .................. 9 8,673
6.38% , 09/01/29 .................. 239 239,283
4.75% , 03/01/30 .................. 8 7,359
4.25% , 02/01/31 .................. 82 72,302
7.38% , 03/01/31 .................. 112 114,674
4.25% , 01/15/34 .................. 62 50,856
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 71 71,289
5.00% , 05/01/28 .................. 49 48,558
8.75% , 05/15/30 .................. 224 238,708
8.63% , 03/15/31 .................. 44 47,436
Iliad Holding SASU, 7.00%, 10/15/28 ...... 200 203,463
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. 141 153,697
4.88% , 06/15/29 .................. 58 48,720
11.00% , 11/15/29 ................. 171 189,179
10.50% , 05/15/30 ................. 216 232,470
10.75% , 12/15/30 ................. 6 6,585
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 25 20,618
4.13% , 04/15/30 .................. 25 19,815
Windstream Escrow LLC
7.75% , 08/15/28 .................. 62 62,059
8.25% , 10/01/31 .................. 51 51,848

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
4.00% , 03/01/27 .................. USD 228 $ 203,933
6.13% , 03/01/28 .................. 95 78,850
2,331,103
Electric Utilities — 1.1%
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(c)
..................... 85 91,723
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 22 24,439
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 249 240,879
PG&E Corp.
4.25% , 12/01/27
(b) (d)
................ 81 87,723
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(c)
.................... 50 52,444
497,208
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 109 105,348
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, 5.55%, 08/22/34 ........... 48 49,111
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 33 34,445
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 92 87,921
3.75% , 02/15/31 .................. 18 16,480
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 25 26,101
214,058
Entertainment — 0.3%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 23 24,011
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 48 43,090
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 26 25,632
3.75% , 01/15/28 .................. 24 23,062
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 9,178
124,973
Financial Services — 4.1%
Block, Inc.
2.75% , 06/01/26 .................. 105 101,798
3.50% , 06/01/31 .................. 25 22,796
6.50% , 05/15/32
(b)
................. 411 427,982
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 240,363
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 23 23,880
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 39 39,922
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 171 170,170
6.00% , 01/15/27 .................. 16 16,002
6.50% , 08/01/29 .................. 104 105,750
5.13% , 12/15/30 .................. 18 17,267
5.75% , 11/15/31 .................. 40 39,183
7.13% , 02/01/32 .................. 88 91,903
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 51 56,144
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 62 66,112
7.13% , 11/15/30 .................. 58 60,055
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 116 111,369
3.88% , 03/01/31 .................. 46 42,354
4.00% , 10/15/33 .................. 8 7,146
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 47 46,516
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.75% , 08/15/32 .................. USD 188 $ 196,279
1,882,991
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 19 19,875
Chobani LLC
4.63% , 11/15/28 .................. 173 168,478
7.63% , 07/01/29 .................. 247 259,380
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 119,123
Fiesta Purchaser, Inc.
7.88% , 03/01/31 .................. 27 28,643
9.63% , 09/15/32 .................. 28 28,984
624,483
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 16 14,917
Ground Transportation — 0.4%
(b)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 117 120,317
GN Bondco LLC, 9.50%, 10/15/31 ....... 58 61,050
181,367
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 92 89,920
3.88% , 11/01/29 .................. 24 22,708
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 271 286,583
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 30 28,403
6.25% , 04/01/29 .................. 65 66,971
5.25% , 10/01/29 .................. 289 283,562
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
46 50,914
Teleflex, Inc.
4.63% , 11/15/27 .................. 3 2,958
4.25% , 06/01/28
(b)
................. 44 42,615
874,634
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
3 2,857
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 115 112,463
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 54 53,140
6.00% , 01/15/29 .................. 157 152,414
5.25% , 05/15/30 .................. 124 114,118
4.75% , 02/15/31 .................. 55 48,347
10.88% , 01/15/32 ................. 139 153,176
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 68 71,503
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 46 47,520
Encompass Health Corp., 4.63%, 04/01/31 .. 18 17,236
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
28 28,233
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 63 60,886
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 42 46,242
11.00% , 10/15/30 ................. 121 136,535
10.00% , 06/01/32 ................. 57 62,664
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 30 29,165
3.88% , 11/15/30 .................. 10 9,289
3.88% , 05/15/32 .................. 8 7,317
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 56 53,206
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 185 198,612
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 123 128,384
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 132 137,593
1,670,900

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. USD 61 $ 61,884
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 25 25,166
87,050
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 139 135,041
6.13% , 06/15/29 .................. 66 67,898
5.63% , 09/15/29 .................. 52 52,751
4.00% , 10/15/30 .................. 62 57,173
Acushnet Co., 7.38%, 10/15/28
(b)
........ 7 7,379
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 112 107,669
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 175 182,822
6.50% , 02/15/32 .................. 191 197,573
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 22 21,571
5.75% , 04/01/30 .................. 187 187,205
6.75% , 05/01/31 .................. 93 96,037
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 190 181,417
6.75% , 01/15/30 .................. 21 19,565
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(b)
................. 163 167,115
3.75% , 05/01/29
(b)
................. 13 12,322
4.88% , 01/15/30 .................. 52 51,310
3.63% , 02/15/32
(b)
................. 16 14,455
6.13% , 04/01/32
(b)
................. 59 60,751
5.88% , 03/15/33
(b)
................. 178 181,373
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 44 45,523
7.50% , 09/01/31 .................. 60 62,933
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 38 39,760
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 80 80,544
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 73,924
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
. 200 199,563
MGM Resorts International, 6.13%, 09/15/29 . 124 125,543
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 38 36,449
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 88 86,559
11.25% , 12/15/27 ................. 2 2,075
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 126 130,501
6.63% , 05/01/32 .................. 22 22,783
Station Casinos LLC, 6.63%, 03/15/32
(b)
.... 42 42,934
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 76 79,414
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 71 68,488
Wynn Resorts Finance LLC
(b)
7.13% , 02/15/31 .................. 39 42,077
6.25% , 03/15/33 .................. 39 39,509
2,980,006
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 23,999
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 19 19,715
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 97 92,966
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
78 78,074
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
26 27,475
Empire Communities Corp., 9.75%, 05/01/29
(b)
17 18,151
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 40 44,491
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 25 26,773
Security
Par (000)
Par (000) Value
Household Durables (continued)
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
USD 47 $ 49,521
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 9 9,008
390,173
Household Products — 0.1%
(b)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 13 13,049
Spectrum Brands, Inc.
3.38% , 06/01/29
(d)
................. 40 41,409
3.88% , 03/15/31 .................. 2 1,751
56,209
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 240 235,498
3.75% , 01/15/32 .................. 101 91,395
NextEra Energy Partners LP
(b)(d)
0.00% , 11/15/25
(e)
................. 127 118,618
2.50% , 06/15/26 .................. 32 30,079
TransAlta Corp., 7.75%, 11/15/29 ........ 238 251,392
726,982
Insurance — 7.8%
(b)
Acrisure LLC, 7.50%, 11/06/30 .......... 56 57,629
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 167 159,871
6.75% , 10/15/27 .................. 244 243,085
6.75% , 04/15/28 .................. 9 9,146
5.88% , 11/01/29 .................. 196 188,211
7.00% , 01/15/31 .................. 107 109,953
7.38% , 10/01/32 .................. 189 191,618
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,756
4.88% , 06/30/29 .................. 33 31,644
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 206,702
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 85,304
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 17 17,887
Howden UK Refinance plc
7.25% , 02/15/31 .................. 172 178,478
8.13% , 02/15/32 .................. 207 212,790
HUB International Ltd.
7.25% , 06/15/30 .................. 451 469,888
7.38% , 01/31/32 .................. 565 583,416
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 126,249
10.50% , 12/15/30 ................. 93 101,136
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 381 399,634
Ryan Specialty LLC
4.38% , 02/01/30 .................. 27 26,020
5.88% , 08/01/32 .................. 41 41,683
USI, Inc., 7.50%, 01/15/32 ............ 99 102,559
3,574,659
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
122 128,713
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,748
3.88% , 03/15/31 .................. 95 87,764
233,225
Life Sciences Tools & Services — 0.2%
(b)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 32 31,121
4.00% , 03/15/31 .................. 14 12,906
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 34 34,223
78,250

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 1.3%
(b)
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. USD 28 $ 28,700
Mueller Water Products, Inc., 4.00%, 06/15/29 43 41,016
Terex Corp.
5.00% , 05/15/29 .................. 63 61,491
6.25% , 10/15/32 .................. 47 47,000
TK Elevator Holdco GmbH, 7.63%, 07/15/28 . 200 201,276
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 197,842
577,325
Media — 4.5%
Cable One, Inc.
0.00% , 03/15/26
(d) (e)
................ 22 20,130
1.13% , 03/15/28
(d)
................. 160 128,741
4.00% , 11/15/30
(b)
................. 55 43,842
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 43 42,273
7.75% , 04/15/28 .................. 28 25,055
9.00% , 09/15/28 .................. 130 138,205
7.50% , 06/01/29 .................. 146 125,744
7.88% , 04/01/30 .................. 168 175,677
CSC Holdings LLC, 11.25%, 05/15/28
(b)
.... 200 193,063
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 155 152,184
GCI LLC, 4.75%, 10/15/28
(b)
........... 8 7,682
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 124 129,514
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 90 88,160
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 105 104,401
4.25% , 01/15/29 .................. 18 17,139
4.63% , 03/15/30 .................. 79 75,065
7.38% , 02/15/31 .................. 58 61,914
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 43 36,684
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 97 93,718
5.00% , 08/01/27 .................. 54 53,124
4.00% , 07/15/28 .................. 12 11,321
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 96 96,117
8.00% , 08/15/28 .................. 152 155,415
8.50% , 07/31/31 .................. 82 82,183
2,057,351
Metals & Mining — 4.1%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 689,927
Constellium SE
5.63% , 06/15/28 .................. 250 249,463
3.75% , 04/15/29 .................. 250 233,465
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 212,000
Novelis Corp.
3.25% , 11/15/26 .................. 392 378,269
4.75% , 01/30/30 .................. 18 17,451
3.88% , 08/15/31 .................. 108 98,730
1,879,305
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 47 49,831
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 9 8,771
7.25% , 04/01/29 .................. 36 37,748
6.00% , 04/15/30 .................. 18 18,007
114,357
Oil, Gas & Consumable Fuels — 0.2%
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 98 92,841
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.6%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... USD 127 $ 134,749
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 137,180
271,929
Personal Care Products — 0.3%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 69 71,693
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 66 66,510
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 17 15,570
153,773
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 31 30,724
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 39 35,224
5.75% , 08/15/27 .................. 5 4,248
11.00% , 09/30/28 ................. 52 48,490
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 37 36,817
3.13% , 02/15/29 .................. 106 104,124
3.50% , 04/01/30 .................. 25 24,591
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 211 202,362
486,580
Professional Services — 0.6%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 178,378
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 103,559
281,937
Real Estate Management & Development — 0.8%
(b)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ...................... 71 65,595
Cushman & Wakefield US Borrower LLC
6.75% , 05/15/28 .................. 154 155,397
8.88% , 09/01/31 .................. 72 78,609
Howard Hughes Corp. (The), 5.38%, 08/01/28 62 61,089
360,690
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 34 33,089
Semiconductors & Semiconductor Equipment — 0.6%
(b)
Entegris, Inc., 4.75%, 04/15/29 ......... 195 192,163
MKS Instruments, Inc., 1.25%, 06/01/30
(d)
... 79 78,724
Synaptics, Inc., 4.00%, 06/15/29 ......... 24 22,734
293,621
Software — 8.8%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 386 370,786
Camelot Finance SA, 4.50%, 11/01/26 ..... 29 28,578
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 108 114,432
Central Parent LLC, 8.00%, 06/15/29 ...... 101 105,049
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 115,555
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 242,797
4.88% , 07/01/29 .................. 200 192,368
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 560 557,181
9.00% , 09/30/29 .................. 462 470,136
8.25% , 06/30/32 .................. 399 417,074
Elastic NV, 4.13%, 07/15/29 ........... 102 95,295
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 122,883
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 69,868
McAfee Corp., 7.38%, 02/15/30 ......... 100 97,536
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 110 109,953
6.50% , 06/01/32 .................. 86 88,907

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31 ............ USD 586 $ 605,514
Veritas US, Inc., 7.50%, 09/01/25 ........ 57 53,474
ZoomInfo Technologies LLC, 3.88%, 02/01/29 205 189,497
4,046,883
Specialized REITs — 0.7%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 .................. 3 2,962
5.63% , 07/15/32 .................. 164 163,579
SBA Communications Corp.
3.88% , 02/15/27 .................. 21 20,466
3.13% , 02/01/29 .................. 146 134,947
321,954
Specialty Retail — 1.1%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,947
5.00% , 02/15/32
(b)
................. 14 13,276
Carvana Co.
(b)(f)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 54 58,252
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 138 159,851
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
40 42,290
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 35 35,556
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 117 111,535
Staples, Inc., 10.75%, 09/01/29
(b)
........ 62 60,159
482,866
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 115 124,839
8.50% , 07/15/31 .................. 129 140,776
265,615
Textiles, Apparel & Luxury Goods — 0.3%
(b)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 32,143
4.13% , 08/15/31 .................. 4 3,633
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 23 22,798
9.00% , 02/15/31 .................. 2 2,159
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 23 21,711
Levi Strauss & Co., 3.50%, 03/01/31 ...... 54 48,943
S&S Holdings LLC, 8.38%, 10/01/31 ...... 17 17,117
148,504
Trading Companies & Distributors — 2.3%
(b)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 22 20,727
6.50% , 08/01/30 .................. 51 52,784
Boise Cascade Co., 4.88%, 07/01/30 ...... 61 58,833
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 8 7,967
7.88% , 12/01/30 .................. 111 119,582
7.00% , 05/01/31 .................. 215 226,612
7.00% , 06/15/32 .................. 120 125,964
5.88% , 04/15/33 .................. 84 83,580
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 18 15,851
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 99 98,878
6.63% , 06/15/29 .................. 53 54,896
Imola Merger Corp., 4.75%, 05/15/29 ...... 25 24,394
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 66 68,207
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. USD 38 $ 39,258
6.63% , 03/15/32 .................. 44 45,831
1,043,364
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 200 193,547
Total Corporate Bonds — 88 .8%
(Cost: $ 39,677,267 ) ............................... 40,739,628
Fixed Rate Loan Interests
Media — 0.5%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27 .............. 216 214,380
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 214,200 ) ................................. 214,380
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.75%
,
12/19/30
(c)
................. 43 42,369
Automobile Components — 0.2%
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
02/06/29
(c)
........... 75 72,000
Building Products — 0.2%
(c)
Cornerstone Building Brands Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.60%
,
05/15/31 ....... 17 16,782
Wilsonart LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.81%
- 9.49%
,
08/05/31 ................. 63 62,265
79,047
Capital Markets — 0.1%
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/31/31
(c)
54 54,554
Chemicals — 0.1%
(c)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor + 7.75%), 12.70% -
13.10%
,
11/24/28 ................. 12 11,450
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
08/18/28 ....... 39 39,380
50,830
Commercial Services & Supplies — 0.2%
(c)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
05/12/28 . 72 70,892
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
07/03/31 ....... 15 14,650
85,542

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
04/15/27
(c)
................. USD 19 $ 18,534
Diversified Consumer Services — 0.5%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
12/11/28 ............. 20 20,002
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.70% - 11.10%
,
12/10/29 ..... 29 28,021
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
01/30/31 ............ 158 158,190
206,213
Diversified Telecommunication Services — 0.7%
(c)
Frontier Communications Holdings LLC,
1st Lien Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 3.50%), 8.71% -
8.76%
,
07/01/31 .................. 16 16,080
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 7 7,620
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/15/30 ............ 8 7,650
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28 ..... 8 7,978
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
09/25/26 ....... 159 136,297
Windstream Services LLC, 1st Lien Term Loan
B , 09/25/31
(g) (h)
................... 25 25,000
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(g)
...................... 137 124,717
325,342
Entertainment — 0.0%
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29
(c)
.... 18 17,336
Financial Services — 0.2%
(c)
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(g)
.............. 73 72,179
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 32 22,857
95,036
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%), 8.60%
- 9.09%
,
10/25/27
(c)
................ 37 37,296
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.34%
,
04/10/31
(c)
...... 62 62,160
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
(c)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
05/10/27 ............ USD 74 $ 73,804
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
09/29/28 ....... 45 44,467
118,271
Health Care Providers & Services — 0.4%
(c)
Lifepoint Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.96% - 9.01%
,
05/19/31 ....... 35 34,947
Lifepoint Health, Inc., 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.05% , 11/16/28 .......... 13 13,199
05/16/31
(g)
...................... 41 40,749
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74%
,
10/23/28 ....... 93 92,467
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.67% - 7.99%
,
12/19/30 . 5 5,132
186,494
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
02/15/29
(c)
........... 353 350,800
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
09/20/30
(c)
................. 62 61,160
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
10/06/28
(c)
...... 71 58,482
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56% - 7.73%
,
08/04/31
(c)
...... 22 22,361
Insurance — 0.4%
(c)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(g)
.................. 25 24,851
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
02/14/31 ....... 59 59,419
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
05/06/31 . 114 113,715
197,985
IT Services — 0.5%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
07/06/29 ............ 47 46,032
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
06/27/31 . 135 134,663
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
04/11/29
(g)
...................... 41 37,986

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.00%
,
10/28/30 .. USD 20 $ 19,907
238,588
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan ,
09/27/30
(c) (g)
..................... 98 95,497
Machinery — 0.4%
(c)
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 169 169,444
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
01/27/31 ....... 11 11,321
180,765
Media — 0.7%
(c)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
08/15/28 ............ 185 137,967
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
08/23/28 .................. 146 145,144
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17% - 7.71%
,
04/15/27 ....... 5 4,729
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
05/23/29 ..... 30 28,684
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
01/23/29 . 15 15,057
331,581
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
04/20/28
(c)
........... 1 906
Pharmaceuticals — 0.1%
(c)
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(g)
...................... 53 51,133
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
05/19/31 ............ 3 3,282
54,415
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
06/02/28
(c)
........... 14 13,629
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
01/31/30
(c)
................. 3 3,470
Security
Par (000)
Par (000) Value
Software — 1.5%
(c)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.96% - 9.01%
,
07/30/31 ....... USD 200 $ 199,038
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.98% - 11.01%
,
07/02/32 ..... 45 44,269
Cast & Crew LLC, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
12/29/28 ....... 36 35,914
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
03/21/31 ....... 81 81,169
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
03/30/29 .................. 135 134,238
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
12/01/27 .................. 38 38,288
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
03/01/29 ............ 36 36,093
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 7 6,286
Sabre GLBL, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 11 9,930
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
02/10/31 .................. 79 78,900
664,125
Specialty Retail — 0.1%
PetSmart, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
02/11/28
(c)
................ 32 32,138
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31
(c)
. 93 90,375
Total Floating Rate Loan Interests — 8 .4%
(Cost: $ 3,908,663 ) ............................... 3,847,301
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (i)
................ 103 116,180
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (i)
...................... 82 83,706
Total Preferred Securities — 0 .4%
(Cost: $ 184,883 ) ................................. 199,886
Total Long-Term Investments — 98.3%
(Cost: $ 44,072,975 ) ............................... 45,094,058

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(j) (k)
................... 897,178 $ 897,178
Total Short-Term Securities — 2 .0%
(Cost: $ 897,178 ) ................................. 897,178
Total Investments — 100 .3%
(Cost: $ 44,970,153 ) ............................... 45,991,236
Liabilities in Excess of Other Assets — (0.3) % ............. (140,357)
Net Assets — 100.0% ...............................
$ 45,850,879
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Perpetual security with no stated maturity date.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 812,497
(a)
$ — $ — $ — $ 897,178 897,178 $ 47,737 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 12/31/24 $ 660 $ 1,398
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,398 $ — $ 1,398
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (18,933) $ — $ 10,288 $ — $ (8,645)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 6,300 $ — $ 6,300
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 648,387
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,863 $ — $ — $ 92,863
Corporate Bonds ........................................ — 40,739,628 — 40,739,628
Fixed Rate Loan Interests ................................... — 214,380 — 214,380
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 42,369 — 42,369
Automobile Components .................................. — 72,000 — 72,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
14
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 79,047 $ — $ 79,047
Capital Markets ........................................ — 54,554 — 54,554
Chemicals ............................................ — 50,830 — 50,830
Commercial Services & Supplies ............................. — 85,542 — 85,542
Containers & Packaging .................................. — 18,534 — 18,534
Diversified Consumer Services .............................. — 206,213 — 206,213
Diversified Telecommunication Services ........................ — 300,342 25,000 325,342
Entertainment ......................................... — 17,336 — 17,336
Financial Services ...................................... — 95,036 — 95,036
Food Products ......................................... — 37,296 — 37,296
Ground Transportation ................................... — 62,160 — 62,160
Health Care Equipment & Supplies ........................... — 118,271 — 118,271
Health Care Providers & Services ............................ — 186,494 — 186,494
Health Care Technology .................................. — 350,800 — 350,800
Hotels, Restaurants & Leisure .............................. — 61,160 — 61,160
Household Durables ..................................... — 58,482 — 58,482
Industrial Conglomerates .................................. — 22,361 — 22,361
Insurance ............................................ — 197,985 — 197,985
IT Services ........................................... — 238,588 — 238,588
Life Sciences Tools & Services .............................. — 95,497 — 95,497
Machinery ............................................ — 180,765 — 180,765
Media ............................................... — 331,581 — 331,581
Passenger Airlines ...................................... — 906 — 906
Pharmaceuticals ....................................... — 54,415 — 54,415
Professional Services .................................... — 13,629 — 13,629
Real Estate Management & Development ....................... — 3,470 — 3,470
Software ............................................. — 664,125 — 664,125
Specialty Retail ........................................ — 32,138 — 32,138
Trading Companies & Distributors ............................ — 90,375 — 90,375
Preferred Securities ....................................... — 199,886 — 199,886
Short-Term Securities
Money Market Funds ...................................... 897,178 — — 897,178
$ 990,041 $ 44,976,195 $ 25,000 $ 45,991,236
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 1,398 $ — $ — $ 1,398
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.0%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 6.15%,
10/20/37 ................. USD 250 $ 250,082
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.33%, 10/27/34 ....... 250 250,997
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.77%, 07/20/34 ............ 250 250,069
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.67%,
10/20/34 ................. 250 250,097
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.88%, 01/22/37 ....... 250 250,765
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 7.58%, 01/19/33 . 250 251,184
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.71%, 01/15/35 ............ 250 250,263
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ................. 250 251,096
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.80%,
10/25/34 ................. 250 250,593
2,255,146
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 6.22%,
07/25/51
(a) (b)
............... 96 95,242
United States — 5.4%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 6.78%, 09/19/39
(a) (b)
100 99,749
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.80%, 07/15/36
(a) (b)
.... 250 250,342
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
480 449,590
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 220 204,678
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 100,237
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 5.33%, 03/25/46
(b)
..... 119 95,768
Security
Par (000)
Par (000) Value
United States (continued)
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.03%, 10/19/38
(a) (b)
USD 100 $ 100,250
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.91%, 11/15/30
(a) (b)
.... 43 42,889
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 95 97,127
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 127 126,713
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 473 444,088
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.23%, 10/25/39
(a) (b)
29 28,856
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 85 84,762
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 13 12,619
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 44 43,337
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 93,427
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 48 47,286
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 86 81,743
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,982
2,434,443
Total Asset-Backed Securities — 10.6%
(Cost: $ 4,790,076 ) .............................. 4,784,831
Shares
Shares
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A
(d)
..................... 1,198 22,774
Invitation Homes, Inc. ........... 307 10,825
33,599
Total Common Stocks — 0.1%
(Cost: $ 32,432 ) ................................ 33,599
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (e)
.... EUR 100 106,884

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.4%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 30 $ 30,363
Canadian Pacific Railway Co. , 4.80%
,
08/01/45 ................. 15 14,372
Enbridge, Inc. , 5.70%
,
03/08/33 .... 39 41,104
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 75 76,302
162,141
China — 0.1%
NXP BV
5.55% , 12/01/28 ............ 32 33,223
3.40% , 05/01/30 ............ 5 4,719
37,942
France — 1.7%
(e)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 102,862
4.13% , 09/18/30 ............ 200 235,109
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 105,469
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 119,478
Elis SA , 3.75%
,
03/21/30 ........ 100 112,238
Engie SA , 1.75%
,
03/27/28 ....... 100 107,209
782,365
Germany — 1.2%
Deutsche Bank AG , (1-day SOFR +
5.44%), 5.88%
,
07/08/31
(b)
..... USD 200 205,366
E.ON SE , 1.00%
,
10/07/25
(e)
...... EUR 100 109,212
Eurogrid GmbH , 3.92%
,
02/01/34
(e)
.. 100 114,383
Sartorius Finance BV , 4.50%
,
09/14/32
(e)
................ 100 117,394
546,355
Italy — 0.5%
(e)
Iren SpA , 1.95%
,
09/19/25 ....... 100 110,135
Snam SpA , 3.38%
,
02/19/28 ...... 100 112,903
223,038
Spain — 0.5%
(b)(e)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 115,276
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 107,807
223,083
Switzerland — 0.7%
UBS AG
(e)
0.45% , 05/19/25 ............ 100 109,348
0.01% , 06/29/26 ............ 200 212,508
321,856
United Kingdom — 0.3%
RELX Capital, Inc. , 3.00%
,
05/22/30 . USD 13 12,171
SSE plc , 0.88%
,
09/06/25
(e)
....... EUR 100 109,233
121,404
United States — 27.9%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 121 126,387
4.55% , 03/15/35 ............ 30 30,008
4.70% , 05/14/45 ............ 31 29,998
5.40% , 03/15/54 ............ 15 15,905
Security
Par (000)
Par (000) Value
United States (continued)
Advanced Micro Devices, Inc. , 4.39%
,
06/01/52 ................. USD 32 $ 29,788
AEP Texas, Inc.
3.95% , 06/01/28 ............ 51 50,329
5.25% , 05/15/52 ............ 22 21,494
Agilent Technologies, Inc. , 3.05%
,
09/22/26 ................. 37 36,117
American Express Co. , (1-day SOFR +
0.93%), 5.04%
,
07/26/28
(b)
..... 25 25,543
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,583
American Tower Corp.
3.80% , 08/15/29 ............ 355 345,387
2.10% , 06/15/30 ............ 30 26,422
Amgen, Inc.
4.05% , 08/18/29 ............ 18 17,873
4.40% , 02/22/62 ............ 30 25,675
5.75% , 03/02/63 ............ 66 69,665
Associated Banc-Corp. , (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(b)
..... 20 20,561
AT&T, Inc.
5.25% , 03/01/37 ............ 4 4,123
4.75% , 05/15/46 ............ 59 55,207
4.50% , 03/09/48 ............ 64 56,747
3.50% , 09/15/53 ............ 20 14,694
3.80% , 12/01/57 ............ 30 22,714
3.65% , 09/15/59 ............ 134 97,225
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,986
5.40% , 06/01/53 ............ 42 43,521
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 50 52,778
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 50 52,619
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 23 20,851
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 29 30,496
(1-day SOFR + 1.93%), 2.68% ,
06/19/41 ............... 20 15,038
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 40 34,749
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 11,356
Becton Dickinson & Co. , 4.67%
,
06/06/47 ................. 12 11,155
Berry Global, Inc. , 1.65%
,
01/15/27 .. 101 94,816
Blackstone Secured Lending Fund ,
5.88%
,
11/15/27 ............ 11 11,185
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,707
6.25% , 11/15/53 ............ 11 12,742
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 29,467
2.60% , 02/15/33
(a)
........... 106 90,868
3.42% , 04/15/33
(a)
........... 38 34,527
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 15,734
3.30% , 09/15/51 ............ 18 13,616
5.20% , 04/15/54 ............ 47 48,584
5.50% , 03/15/55 ............ 10 10,786
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
209 180,368

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CenterPoint Energy Houston Electric
LLC
Series AE , 2.35% , 04/01/31 ..... USD 10 $ 8,788
Series AF , 3.35% , 04/01/51 ..... 15 11,156
Charter Communications Operating
LLC , 4.80%
,
03/01/50 ......... 94 71,964
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 5 4,881
(1-day SOFR + 1.36%), 5.17% ,
02/13/30 ............... 10 10,272
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 85 73,773
(1-day SOFR + 1.35%), 3.06% ,
01/25/33 ............... 5 4,466
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 39 39,311
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 70 73,011
CNH Industrial Capital LLC
3.95% , 05/23/25 ............ 350 347,679
5.45% , 10/14/25 ............ 71 71,665
Coca-Cola Co. (The) , 5.40%
,
05/13/64 14 14,984
Comcast Corp.
3.25% , 09/26/32 ............ EUR 100 111,897
4.65% , 02/15/33 ............ USD 30 30,429
2.94% , 11/01/56 ............ 32 20,914
2.99% , 11/01/63 ............ 41 26,007
5.50% , 05/15/64 ............ 12 12,408
Crown Castle, Inc.
3.10% , 11/15/29 ............ 321 300,387
2.25% , 01/15/31 ............ 25 21,678
CVS Health Corp.
4.78% , 03/25/38 ............ 43 40,571
5.05% , 03/25/48 ............ 18 16,429
Deere & Co. , 3.75%
,
04/15/50 ..... 9 7,666
Dell International LLC , 4.90%
,
10/01/26 92 92,954
Edison International
5.75% , 06/15/27 ............ 58 59,855
5.25% , 11/15/28 ............ 30 30,823
6.95% , 11/15/29 ............ 46 50,703
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 26,155
5.13% , 02/15/53 ............ 5 4,906
Eli Lilly & Co.
4.88% , 02/27/53 ............ 5 5,006
5.20% , 08/14/64 ............ 5 5,160
Equinix, Inc.
3.20% , 11/18/29 ............ 294 277,506
2.15% , 07/15/30 ............ 6 5,303
3.90% , 04/15/32 ............ 70 67,029
Eversource Energy , 5.45%
,
03/01/28 55 57,021
Extra Space Storage LP
5.50% , 07/01/30 ............ 10 10,454
2.35% , 03/15/32 ............ 2 1,688
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 8 7,299
FirstEnergy Transmission LLC , 4.55%
,
04/01/49
(a)
................ 114 102,538
Florida Power & Light Co. , 5.60%
,
06/15/54 ................. 15 16,358
Gartner, Inc. , 4.50%
,
07/01/28
(a)
.... 420 415,699
GATX Corp. , 6.05%
,
06/05/54 ..... 5 5,406
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ 80 78,715
Security
Par (000)
Par (000) Value
United States (continued)
5.85% , 04/06/30 ............ USD 2 $ 2,084
5.75% , 02/08/31 ............ 48 49,629
5.60% , 06/18/31 ............ 15 15,402
6.40% , 01/09/33 ............ 8 8,531
6.10% , 01/07/34 ............ 11 11,456
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 34,535
4.00% , 09/01/36 ............ 14 13,162
2.60% , 10/01/40 ............ 25 18,711
4.80% , 04/01/44 ............ 58 56,028
Global Payments, Inc.
5.30% , 08/15/29 ............ 14 14,391
2.90% , 05/15/30 ............ 16 14,573
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.11%), 2.64% ,
02/24/28
(b)
.............. 4 3,845
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 4 3,935
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29
(b)
......... 96 94,118
3.80% , 03/15/30 ............ 96 93,392
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(b)
.............. 70 73,567
(1-day SOFR + 1.21%), 5.05% ,
07/23/30
(b)
.............. 53 54,382
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 44,230
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 108 94,886
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 70 79,029
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 54,799
(1-day SOFR + 1.55%), 5.33% ,
07/23/35
(b)
.............. 85 88,050
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,657
6.25% , 02/01/41 ............ 3 3,410
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,784
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 760
HCA, Inc.
3.50% , 09/01/30 ............ 184 173,397
5.45% , 04/01/31 ............ 104 108,358
5.50% , 06/15/47 ............ 35 34,786
Hewlett Packard Enterprise Co.
5.90% , 10/01/24 ............ 130 130,000
5.25% , 07/01/28 ............ 5 5,155
Home Depot, Inc. (The)
4.95% , 09/15/52 ............ 5 4,988
5.30% , 06/25/54 ............ 5 5,255
5.40% , 06/25/64 ............ 5 5,294
Humana, Inc. , 5.50%
,
03/15/53 .... 15 14,809
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 4 4,182
Invitation Homes Operating Partnership
LP
5.45% , 08/15/30 ............ 5 5,211
2.00% , 08/15/31 ............ 2 1,679
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 53 54,929
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,985

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... USD 172 $ 176,855
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 136 136,729
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... 44 48,936
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 15,679
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 55 59,269
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 37 38,589
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 4,318
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,694
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 38 29,295
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 15,427
KLA Corp.
3.30% , 03/01/50 ............ 48 36,310
4.95% , 07/15/52 ............ 6 5,962
Lam Research Corp. , 3.13%
,
06/15/60 8 5,522
Lowe's Cos., Inc.
2.80% , 09/15/41 ............ 72 52,867
5.63% , 04/15/53 ............ 74 77,024
Marriott International, Inc.
5.30% , 05/15/34 ............ 81 83,465
5.35% , 03/15/35 ............ 30 30,747
Marsh & McLennan Cos., Inc. , 5.45%
,
03/15/53 ................. 11 11,438
Meta Platforms, Inc. , 5.75%
,
05/15/63 104 113,997
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 109 121,394
Moody's Corp. , 3.25%
,
01/15/28 .... 39 38,124
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 319 305,247
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 75 77,426
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 167 173,529
(1-day SOFR + 1.22%), 5.04% ,
07/19/30 ............... 90 92,486
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 187 179,551
(1-day SOFR + 1.58%), 5.83% ,
04/19/35 ............... 73 78,413
(1-day SOFR + 1.56%), 5.32% ,
07/19/35 ............... 136 141,226
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 18 19,031
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 223 216,340
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 112,832
National Grid North America, Inc. ,
4.67%
,
09/12/33
(e)
........... 100 119,333
Newmont Corp.
2.80% , 10/01/29 ............ USD 21 19,692
3.25% , 05/13/30 ............ 100 94,545
NIKE, Inc. , 3.38%
,
03/27/50 ....... 6 4,732
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 6 4,428
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 28,501
Security
Par (000)
Par (000) Value
United States (continued)
5.35% , 08/01/54 ............ USD 57 $ 58,561
Northern States Power Co.
4.50% , 06/01/52 ............ 10 9,187
5.40% , 03/15/54 ............ 8 8,448
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,543
Series Q , 1.63% , 01/15/31 ..... 20 16,789
5.00% , 06/01/33 ............ 13 13,226
Series R , 2.90% , 10/01/51 ..... 37 24,319
Omnicom Group, Inc. , 3.60%
,
04/15/26 82 81,034
ONE Gas, Inc. , 5.10%
,
04/01/29 .... 19 19,681
Oracle Corp.
4.00% , 07/15/46 ............ 45 37,329
4.00% , 11/15/47 ............ 4 3,284
3.60% , 04/01/50 ............ 38 28,930
5.55% , 02/06/53 ............ 12 12,280
4.38% , 05/15/55 ............ 62 52,917
5.50% , 09/27/64 ............ 17 16,935
Otis Worldwide Corp. , 5.25%
,
08/16/28 62 64,246
Owens Corning , 3.95%
,
08/15/29 ... 33 32,250
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 40,922
3.50% , 08/01/50 ............ 123 89,075
6.75% , 01/15/53 ............ 11 12,542
5.90% , 10/01/54 ............ 10 10,357
Paramount Global
3.38% , 02/15/28 ............ 3 2,825
5.85% , 09/01/43 ............ 9 7,849
5.25% , 04/01/44 ............ 5 3,983
4.90% , 08/15/44 ............ 3 2,306
4.60% , 01/15/45 ............ 2 1,476
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3 2,775
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,873
2.85% , 09/15/51 ............ 29 19,645
4.60% , 05/15/52 ............ 26 24,181
5.25% , 09/15/54 ............ 5 5,168
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 23 23,444
5.30% , 05/19/53 ............ 39 40,343
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38%
,
03/15/55
(b)
................ 15 15,733
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,706
Prologis Targeted US Logistics Fund
LP , 5.25%
,
01/15/35
(a)
......... 10 10,227
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 7 7,031
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 63 62,188
5.45% , 08/01/53 ............ 5 5,300
Realty Income Corp. , 5.38%
,
09/01/54 5 5,090
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 7 6,962
RPM International, Inc. , 2.95%
,
01/15/32 ................. 5 4,431
Ryder System, Inc. , 4.30%
,
06/15/27 9 9,001
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 5,134
5.35% , 04/01/53 ............ 8 8,211

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.55% , 04/15/54 ............ USD 2 $ 2,114
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 21 21,434
6.00% , 05/15/64 ............ 33 34,077
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 98,266
5.65% , 10/01/28 ............ 10 10,508
2.85% , 08/01/29 ............ 18 16,900
2.25% , 06/01/30 ............ 82 73,264
5.45% , 06/01/31 ............ 46 48,673
5.95% , 11/01/32 ............ 75 81,625
Spire Missouri, Inc. , 3.30%
,
06/01/51 6 4,337
Sprint LLC
7.63% , 02/15/25 ............ 561 562,761
7.63% , 03/01/26 ............ 368 380,126
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,457
5.00% , 03/14/53 ............ 12 12,094
Thermo Fisher Scientific, Inc. , 4.95%
,
11/21/32 .................. 25 26,034
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 576 576,574
3.88% , 04/15/30 ............ 11 10,697
3.50% , 04/15/31 ............ 15 14,114
5.20% , 01/15/33 ............ 41 42,487
5.05% , 07/15/33 ............ 56 57,400
Toyota Motor Credit Corp. , 4.55%
,
08/09/29 ................. 20 20,321
Uber Technologies, Inc.
4.80% , 09/15/34 ............ 10 9,986
5.35% , 09/15/54 ............ 5 4,959
Union Electric Co. , 2.63%
,
03/15/51 . 15 9,730
Union Pacific Corp.
3.84% , 03/20/60 ............ 3 2,397
3.55% , 05/20/61 ............ 40 29,626
United Airlines Pass-Through Trust ,
Series 2024-1 , Class A , 5.88%
,
02/15/37 ................. 26 26,786
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 48 42,472
5.88% , 02/15/53 ............ 4 4,428
6.05% , 02/15/63 ............ 23 26,040
5.50% , 04/15/64 ............ 5 5,228
5.75% , 07/15/64 ............ 15 16,192
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 50 44,646
2.36% , 03/15/32 ............ 200 172,308
5.05% , 05/09/33 ............ 52 53,668
5.25% , 03/16/37 ............ 25 25,994
Waste Management, Inc.
4.15% , 04/15/32 ............ 39 38,677
4.88% , 02/15/34 ............ 11 11,345
Wells Fargo & Co.
(b)
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 61 63,999
(1-day SOFR + 1.78%), 5.50% ,
01/23/35 ............... 45 47,173
(1-day SOFR + 2.53%), 3.07% ,
04/30/41 ............... 6 4,732
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51 .......... 6 5,883
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 2.13%), 4.61% ,
04/25/53 ............... USD 63 $ 58,230
12,603,134
Total Corporate Bonds — 33.5%
(Cost: $ 14,763,103 ) .............................. 15,128,202
Foreign Agency Obligations
France — 0.3%
Electricite de France SA , 3.75%
,
06/05/27
(e)
................ EUR 100 113,797
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(e)
..... 100 108,062
Supranational — 0.7%
European Union
(e)
2.50% , 10/04/52 ............ 170 161,381
Series NGEU , 3.00% , 03/04/53 .. 137 143,421
304,802
Total Foreign Agency Obligations — 1.2%
(Cost: $ 493,362 ) ................................ 526,661
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (e)
............... 180 195,991
Brazil — 0.7%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(f)
51,035
10.00% , 01/01/35 ........... 2 255,755
Notas do Tesouro Nacional , 10.00%
,
01/01/33 ................. —
(f)
32,548
339,338
France — 0.2%
French Republic , 3.00%
,
05/25/54
(a) (e)
EUR 93 93,372
Germany — 0.5%
Federal Republic of Germany , 2.60%
,
08/15/34
(e)
................ 190 220,290
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 18,700 121,797
Mexico — 1.1%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 49,523
8.50% , 05/31/29 ............ 20 99,074
2.66% , 05/24/31 ............ USD 200 171,562
7.75% , 11/23/34 ............ MXN 38 170,583
490,742
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 USD 200 192,500
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 26,551
United Kingdom — 0.6%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
................ GBP 218 281,371

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 $ 24,912
Total Foreign Government Obligations — 4.4%
(Cost: $ 2,069,168 ) .............................. 1,986,864
Shares
Shares
Investment Companies
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)
.......... 3,695 345,778
Total Investment Companies — 0.8%
(Cost: $ 342,231 ) ................................ 345,778
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 24,737
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,864
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 69,672
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 14,032
114,305
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 38,154
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,830
New York - 0 .0%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 11,266
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,490
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,901
31,657
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,643
Texas - 0 .1%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,715
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 16,163
26,878
Total Municipal Bonds — 0.5%
(Cost: $ 280,179 ) ................................ 234,467
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .3%
United States — 1.3%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.39%, 07/25/46 USD 15 $ 13,613
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.43%, 11/25/36 189 160,467
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 49 47,902
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 93,968
RFMSI Trust, Series 2007-SA4, Class
3A1, 6.00%, 10/25/37
(b)
........ 120 76,652
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 101,458
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 74,921
568,981
Commercial Mortgage-Backed Securities — 5 .7%
Cayman Islands — 0.2%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.32%,
12/15/34
(a) (b)
............... 125 118,335
United States — 5.5%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 245,465
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.79%, 07/15/41
(a) (b)
.... 22 22,027
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 6.29%, 10/15/34
(a) (b)
30 29,925
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 7.45%,
08/15/39
(a) (b)
............... 10 10,034
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 76,197
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 18 19,160
BBCMS Mortgage Trust, Series 2018-
TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%),
6.27%, 03/15/37
(a) (b)
.......... 25 22,875
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.86%, 02/15/57 ..... 17 17,901
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.49%, 06/15/41
(a) (b)
10 9,850
BSST Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
5.96%, 04/15/36
(a) (b)
.......... 29 28,654
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.14%, 10/15/37 ... 111 110,809

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.24%, 06/15/27 ... USD 40 $ 40,175
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.11%, 02/15/39 ... 46 45,298
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/34 ... 104 103,967
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 05/15/41 ... 95 94,714
BX Trust
(a)(b)
Series 2021-ARIA, Class C, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.76%), 6.86%, 10/15/36 ... 20 19,831
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 6.41%, 01/15/34 ... 10 10,402
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 04/15/37 ... 43 43,392
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 07/15/29 ... 30 30,000
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.99%, 07/15/29 ... 10 9,975
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.03%, 07/15/29 ... 30 29,700
BXP Trust, Series 2017-GM, Class D,
3.54%, 06/13/39
(a) (b)
.......... 45 41,949
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%,
08/10/30 ............... 25 20,902
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.92%, 06/15/41 ... 11 10,955
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.67%, 06/15/41 ... 10 9,947
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 9.57%, 06/15/41 ... 10 9,951
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 08/15/41 ... 150 150,000
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.98%, 08/15/41 ... 22 21,963
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a) (b)
...... 20 20,406
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 10,238
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 1.00%, 10/10/29
(a) (b)
10 9,973
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 205,281
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.79%, 05/15/41
(a) (b)
.... 100 100,000
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class E, 7.72%,
08/10/29
(a) (b)
............... 10 9,992
Security
Par (000)
Par (000) Value
United States (continued)
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.79%, 10/15/41
(a) (b)
USD 10 $ 9,974
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 06/15/41
(a) (b)
.... 10 9,981
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 7.16%, 04/15/38 ... 250 248,750
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.28%, 09/15/39 ... 10 10,000
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.70%, 06/15/39 ... 10 9,981
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.27%, 06/15/39 ... 10 10,004
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 10/15/41 ... 10 9,994
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.53%, 06/15/26 ... 10 9,972
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 8.20%, 02/15/37
(b)
.. 43 43,109
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,302
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,194
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.29%, 11/15/34 .. 10 9,927
Series 2024-NSTB, Class A, 3.90%,
07/20/32 ............... 10 9,701
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.16%, 01/15/36 ... 21 20,055
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.46%, 01/15/36 ... 20 18,650
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.99%, 06/15/39
(a) (b)
10 9,959
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 28,679
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 402 313,844
Wells Fargo Commercial Mortgage
Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ............... 20 19,806
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(a)
.............. 10 10,326

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(a)
.............. USD 10 $ 10,196
2,478,312
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(b)
.... 199 9,883
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 691
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.31%, 07/15/43
(a) (b)
.......... 78 771
11,345
Total Non-Agency Mortgage-Backed Securities — 7.0%
(Cost: $ 3,309,690 ) .............................. 3,176,973
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a)
........... 50 45,226
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,709
47,935
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage
Association , Series 437 , Class C11 ,
3.00% , 07/25/52 ............ 92 15,802
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 65 10,429
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 68 11,023
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 58 9,353
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 142 23,063
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 75 11,988
81,658
Mortgage-Backed Securities — 38.8%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,700
3.00% , 12/01/50 .......... 586 537,996
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 99 84,168
2.50% , 10/20/51 - 12/20/51 ... 83 73,480
3.00% , 03/20/52 .......... 268 242,750
3.50% , 03/20/52 .......... 56 52,168
4.00% , 03/20/52 .......... 14 13,240
2.00% , 10/15/54
(h)
......... 452 382,921
2.50% , 10/15/54
(h)
......... 454 400,070
3.00% , 10/15/54
(h)
......... 142 129,201
3.50% , 10/15/54
(h)
......... 2,092 1,965,045
4.00% , 10/15/54
(h)
......... 197 189,970
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% , 10/15/54
(h)
......... USD 183 $ 180,688
5.00% , 10/15/54
(h)
......... 179 179,287
5.50% , 10/15/54
(h)
......... 219 221,109
6.00% , 10/15/54 - 11/15/54
(h)
.. 336 341,581
6.50% , 10/15/54 - 11/15/54
(h)
.. 196 200,458
Uniform Mortgage-Backed Securities
1.50% , 10/25/39
(h)
......... 293 261,476
2.00% , 10/25/39
(h)
......... 430 393,344
2.50% , 10/25/39
(h)
......... 168 157,460
3.00% , 10/25/39 - 10/25/54
(h)
.. 269 247,513
3.50% , 10/25/39
(h)
......... 35 34,259
4.00% , 10/25/39 - 10/25/54
(h)
.. 532 511,778
4.50% , 10/25/39 - 10/25/54
(h)
.. 599 589,810
3.50% , 09/01/46 - 11/01/51 ... 939 896,493
4.00% , 04/01/47 - 04/01/52 ... 1,113 1,072,919
4.50% , 06/01/50 .......... 197 195,973
1.50% , 06/01/51 .......... 318 251,212
2.00% , 10/01/51 - 11/01/51 ... 2,550 2,116,467
2.50% , 11/01/51 - 12/01/51 ... 2,845 2,480,736
3.00% , 11/01/51 .......... 244 223,243
5.00% , 04/01/53 - 10/01/53 ... 690 689,883
5.50% , 09/01/53 .......... 292 295,372
6.00% , 09/01/53 - 01/01/54 ... 342 352,610
6.50% , 10/01/53 - 09/01/54 ... 397 411,572
7.50% , 12/01/53 - 01/01/54 ... 18 18,981
5.00% , 10/25/54
(h)
......... 310 309,967
5.50% , 10/25/54
(h)
......... 653 660,440
6.00% , 10/25/54
(h)
......... 131 133,886
6.50% , 10/25/54
(h)
......... 21 21,649
17,534,875
Total U.S. Government Sponsored Agency Securities
—
39 .1%
(Cost: $ 18,472,228 ) .............................. 17,664,468
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 - 02/15/44 ..... 250 263,735
1.13% , 05/15/40 - 08/15/40 ..... 280 184,183
4.38% , 05/15/40 - 05/15/41 ..... 92 95,797
1.38% , 11/15/40 - 08/15/50 ..... 230 144,577
4.25% , 11/15/40 ............ 120 123,553
1.88% , 02/15/41 - 11/15/51 ..... 182 124,802
4.75% , 02/15/41 - 11/15/43 ..... 79 85,247
1.75% , 08/15/41 ............ 140 99,263
2.00% , 11/15/41 - 08/15/51 ..... 263 180,656
3.00% , 05/15/42 - 08/15/52 ..... 597 489,801
3.88% , 02/15/43 ............ 262 252,362
2.88% , 05/15/43 - 05/15/52 ..... 396 315,102
3.63% , 08/15/43 - 02/15/53 ..... 76 69,912
3.75% , 11/15/43 ............ 75 70,559
4.63% , 05/15/44 - 05/15/54 ..... 681 722,133
2.75% , 11/15/47 ............ 198 154,162
3.13% , 05/15/48 ............ 90 74,749
2.25% , 08/15/49 - 02/15/52 ..... 145 99,715
1.63% , 11/15/50 ............ 110 64,467
2.38% , 05/15/51 ............ 125 88,118
4.00% , 11/15/52 ............ 28 27,245
4.13% , 08/15/53 ............ 15 14,738
U.S. Treasury Notes
5.00% , 08/31/25 ............ 96 96,803
4.63% , 02/28/26 - 05/31/31 ..... 418 425,345
0.88% , 06/30/26 - 09/30/26 ..... 183 174,034
0.63% , 07/31/26 ............ 52 49,207
4.38% , 07/31/26 - 05/15/34 ..... 261 272,584

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13% , 10/31/26 ............ USD 42 $ 39,892
1.63% , 11/30/26 - 05/15/31 ..... 234 213,517
1.50% , 01/31/27 ............ 5 4,765
4.13% , 02/15/27 - 11/15/32 ..... 74 75,095
1.88% , 02/28/27 - 02/28/29 ..... 149 143,004
0.50% , 04/30/27 - 05/31/27 ..... 281 259,431
2.75% , 04/30/27 - 08/15/32 ..... 193 186,719
0.38% , 09/30/27 ............ 66 60,055
3.50% , 01/31/28 ............ 2 1,995
1.25% , 03/31/28 - 08/15/31 ..... 703 627,634
3.63% , 03/31/28 ............ 76 76,255
4.00% , 06/30/28 - 02/15/34 ..... 306 311,093
1.75% , 01/31/29 ............ 8 7,416
4.25% , 02/28/29 - 06/30/31 ..... 18 18,627
2.88% , 04/30/29 ............ 32 31,051
4.88% , 10/31/30 ............ 3 3,202
3.38% , 05/15/33 ............ 7 6,806
3.88% , 08/15/34 ............ 7 7,049
Total U.S. Treasury Obligations — 15.1%
(Cost: $ 7,060,584 ) .............................. 6,836,455
Total Long-Term Investments — 112 .3%
(Cost: $ 51,613,053 ) .............................. 50,718,298
Shares
Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.83%
(g) (i)
.... 1,415,929 1,415,929
Total Short-Term Securities — 3 .1%
(Cost: $ 1,415,929 ) .............................. 1,415,929
Security
Shares
Shares Value
Total Options Purchased — 0 .1%
(Cost: $ 51,166 ) ................................ $ 71,983
Total Investments Before Options Written and TBA Sale
Commitments — 115.5%
(Cost: $ 53,080,148 ) .............................. 52,206,210
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (83,167) ) ................... (111,574)
Par (000)
Pa r (000)
TBA Sale Commitments
(h)
Government National Mortgage
Association
6.00% , 10/15/54 ............ USD (168) (170,846)
6.50% , 10/15/54 ............ (98) (100,267)
Uniform Mortgage-Backed Securities
4.00% , 10/25/39 - 11/25/54 ..... (1,023) (982,473)
2.00% , 10/25/54 ............ (269) (222,345)
2.50% , 10/25/54 ............ (1,164) (1,004,719)
3.50% , 10/25/54 ............ (1,483) (1,380,921)
4.50% , 10/25/54 - 11/25/54 ..... (1,925) (1,892,630)
5.50% , 10/25/54 ............ (6) (6,069)
6.00% , 10/25/54 ............ (6) (6,132)
6.50% , 11/25/54 ............ (90) (92,841)
Total TBA Sale Commitments — ( 13 .0 ) %
(Proceeds: $ (5,893,588) ) .......................... (5,859,243)
Total Investments Net of Options Written and TBA Sale
Commitments — 102 .3%
(Cost: $ 47,103,393 ) .............................. 46,235,393
Liabilities in Excess of Other Assets — (2.3) % ............ (1,057,606)
Net Assets — 100.0% .............................. $ 45,177,787
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Rounds to less than 1,000.
(g)
Affiliate of the Fund.
(h)
Represents or includes a TBA transaction.
(i)
Annualized 7-day yield as of period end.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
24
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ — $ (820,318)
(a)
$ 3,660 $ — $ 1,415,929 1,415,929 $ 72,500 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 342,231 — — 3,547 345,778 3,695 — —
$ 3,660 $ 3,547 $ 1,761,707 $ 72,500 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
25
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 4 12/16/24 $ 322 $ (3,847)
U.S. Treasury 10-Year Note ................................................... 11 12/19/24 1,258 3,623
U.S. Treasury Long Bond ..................................................... 9 12/19/24 1,119 (5,381)
U.S. Treasury Ultra Bond ..................................................... 2 12/19/24 267 (142)
U.S. Treasury 2-Year Note .................................................... 8 12/31/24 1,666 (2,785)
U.S. Treasury 5-Year Note .................................................... 42 12/31/24 4,618 7,231
(1,301)
Short Contracts
Euro-Bobl ............................................................... 4 12/06/24 535 (6,347)
Euro-Bund .............................................................. 6 12/06/24 901 (6,369)
Euro-Schatz ............................................................. 4 12/06/24 477 (2,779)
U.S. Treasury 10-Year Ultra Note ............................................... 1 12/19/24 118 1,409
3-mo. SOFR ............................................................. 9 03/17/26 2,183 1,537
(12,549)
$ (13,850)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 381,400 USD 66,860 Goldman Sachs International 12/18/24 $ 2,511
USD 164,377 JPY 23,132,710 HSBC Bank plc 12/18/24 1,688
USD 6,509 JPY 904,000 Royal Bank of Canada 12/18/24 150
USD 55,797 JPY 7,900,000 UBS AG 12/18/24 238
USD 98,000 MXN 1,896,540 Citibank NA 12/18/24 2,840
7,427
BRL 382,970 USD 70,000 Citibank NA 12/18/24 (343)
JPY 16,000,000 USD 113,441 Deutsche Bank AG 12/18/24 (915)
MXN 1,913,744 USD 98,000 Citibank NA 12/18/24 (1,977)
USD 435,990 BRL 2,491,553 Barclays Bank plc 12/18/24 (17,189)
USD 514,987 EUR 464,700 State Street Bank and Trust Co. 12/18/24 (3,944)
USD 2,930,751 EUR 2,625,000 UBS AG 12/18/24 (586)
USD 471,723 GBP 358,000 State Street Bank and Trust Co. 12/18/24 (6,820)
USD 28,626 MXN 572,515 State Street Bank and Trust Co. 12/18/24 (100)
(31,874)
$ (24,447)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 21 11/15/24 USD 95.75 USD 5,250 $ 12,600
3-mo. SOFR ............................... 21 11/15/24 USD 95.25 USD 5,250 37,275
49,875
Put
3-mo. SOFR ............................... 72 10/11/24 USD 96.94 USD 18,000 15,750
$ 65,625

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
26
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 1,154 $ 5,459
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 24,000 01/17/25 USD 176 $ 166
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4.43 % USD 719 $ —
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3.93 USD 219 733
$ 733
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 42 11/15/24 USD 95.50 USD 10,500 $ (48,824)
Put
3-mo. SOFR ................................ 65 10/11/24 USD 96.56 USD 16,250 (1,219)
$ (50,043)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2.76 % USD 264 $ (2,021)
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/02/25 2.76 USD 266 (2,150)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3.98 USD 47 (3,435)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Deutsche Bank AG 08/05/26 3.28 USD — (19)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3.29 USD 36 (1,416)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3.32 USD 30 (1,244)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3.38 USD 33 (1,424)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3.22 USD 83 (3,048)

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
27
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3.17 % USD 165 $ (5,815)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3.19 USD 76 (2,730)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3.28 USD 95 (3,784)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3.34 USD 61 (2,590)
(29,676)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5.10 USD 6,030 —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3.76 USD 264 (2,288)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 04/02/25 3.76 USD 266 (2,359)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3.98 USD 47 (927)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Deutsche Bank AG 08/05/26 3.28 USD — (21)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3.29 USD 36 (1,534)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3.32 USD 30 (1,272)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3.38 USD 33 (1,294)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3.22 USD 83 (3,834)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3.17 USD 165 (7,962)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3.19 USD 76 (3,609)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3.28 USD 95 (4,189)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3.34 USD 61 (2,566)
(31,855)
$ (61,531)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 % Quarterly 12/20/29 B+ USD 802 $ 59,753 $ 58,941 $ 812
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.84% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/34 USD 134 $ (5,953) $ — $ (5,953)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 (5,473) — (5,473)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 (8,363) — (8,363)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 (5,816) — (5,816)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 (2,984) — (2,984)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 (1,031) — (1,031)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 (4,035) (150) (3,885)
2.50% Annual 6-mo. EURIBOR Semi-Annual N/A 05/14/54 EUR 48 (2,192) (232) (1,960)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
28
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 $ (589) $ — $ (589)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 (529) — (529)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 378 — 378
2.59% Annual 6-mo. EURIBOR Semi-Annual N/A 07/04/54 EUR 47 (3,311) (262) (3,049)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 20 91 (132) 223
2.25% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 38 410 158 252
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 19 (1,130) (102) (1,028)
2.55% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 19 (1,142) — (1,142)
$ (41,669) $ (720) $ (40,949)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 25 $ 347 $ — $ 347
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 25 325 — 325
2.28% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 25 453 — 453
2.29% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 25 426 — 426
UK Retail Price Index All
Items Monthly At Termination 3.10% At Termination 09/15/54 GBP 70 (1,797) (98) (1,699)
$ (246) $ (98) $ (148)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.11
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 59,099 $ (976) $ 3,216 $ (43,501) $ —
Options Written ................................................... N/A N/A 15,115 (43,522) (111,574)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 13,800 $ — $ 13,800
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,427 — — 7,427
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 5,459 66,358 166
(d)
71,983
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 812 — — 853 1,551 3,216
$ — $ 812 $ — $ 12,886 $ 81,011 $ 1,717 $ 96,426
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 27,650 $ — $ 27,650
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 31,874 — — 31,874
Options written
(b)
Options written at value ..................... — — — — 111,574 — 111,574
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 41,802 1,699 43,501
$ — $ — $ — $ 31,874 $ 181,026 $ 1,699 $ 214,599
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (622) $ — $ 237,418 $ — $ 236,796
Forward foreign currency exchange contracts .... — — — (58,439) — — (58,439)
Options purchased
(a)
..................... — — 14,014 (9,435) (199,630) — (195,051)
Options written ........................ — — 2,606 3,044 182,332 — 187,982
Swaps .............................. — 54,057 — — (101,542) 6,645 (40,840)
$ — $ 54,057 $ 15,998 $ (64,830) $ 118,578 $ 6,645 $ 130,448
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (9,341) $ — $ (9,341)
Forward foreign currency exchange contracts .... — — — (45,362) — — (45,362)
Options purchased
(b)
..................... — — — (2,965) (42,801) (1,322) (47,088)
Options written ........................ — — — — 69,646 — 69,646
Swaps .............................. — 890 — — (48,210) (2,036) (49,356)
$ — $ 890 $ — $ (48,327) $ (30,706) $ (3,358) $ (81,501)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
30
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,707,087
Average notional value of contracts — short ................................................................................. $ 5,554,671
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,438,221
Average amounts sold — in USD ........................................................................................ $ 87,075
Options
Average value of option contracts purchased ................................................................................ $ 28,000
Average value of option contracts written ................................................................................... $ 17,152
Average notional value of swaption contracts purchased ......................................................................... $ 4,666,208
Average notional value of swaption contracts written ........................................................................... $ 10,124,973
Credit default swaps
Average notional value — buy protection ................................................................................... $ 12,750
Average notional value — sell protection ................................................................................... $ 647,839
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 749,533
Average notional value — receives fixed rate ................................................................................ $ 21,474,611
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 79,532
Average notional value — receives fixed rate ................................................................................ $ 79,621
Total return swaps
Average notional value ............................................................................................... $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,907 $ 32,141
Forward foreign currency exchange contracts ................................................................. 7,427 31,874
Options
(a)(b)
........................................................................................ 71,983 111,574
Swaps — centrally cleared .............................................................................. — 7,244
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 82,317 $ 182,833
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(68,532) (89,428)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,785 $ 93,405
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 5,459 $ (5,459) $ — $ — $ —
Citibank NA .................................... 3,739 (3,739) — — —
Goldman Sachs International ........................ 2,511 — — — 2,511
HSBC Bank plc .................................. 1,688 — — — 1,688
Royal Bank of Canada ............................. 150 — — — 150
UBS AG ...................................... 238 (238) — — —
$ 13,785 $ (9,436) $ — $ — $ 4,349

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
31
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 34,868 $ (5,459) $ — $ — $ 29,409
Barclays Bank plc ................................ 25,162 — — — 25,162
Citibank NA .................................... 9,202 (3,739) — — 5,463
Deutsche Bank AG ............................... 3,905 — — — 3,905
JPMorgan Chase Bank NA .......................... 8,818 — — — 8,818
State Street Bank and Trust Co. ...................... 10,864 — — — 10,864
UBS AG ...................................... 586 (238) — — 348
$ 93,405 $ (9,436) $ — $ — $ 83,969
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,784,831 $ — $ 4,784,831
Common Stocks ......................................... 33,599 — — 33,599
Corporate Bonds ........................................ — 15,128,202 — 15,128,202
Foreign Agency Obligations ................................. — 526,661 — 526,661
Foreign Government Obligations .............................. — 1,986,864 — 1,986,864
Investment Companies .................................... 345,778 — — 345,778
Municipal Bonds ......................................... — 234,467 — 234,467
Non-Agency Mortgage-Backed Securities ........................ — 3,176,973 — 3,176,973
U.S. Government Sponsored Agency Securities .................... — 17,664,468 — 17,664,468
U.S. Treasury Obligations ................................... — 6,836,455 — 6,836,455
Short-Term Securities
Money Market Funds ...................................... 1,415,929 — — 1,415,929
Options Purchased
Foreign currency exchange contracts ........................... — 5,459 — 5,459
Interest rate contracts ...................................... 65,625 733 — 66,358
Other contracts .......................................... — 166 — 166
Liabilities
Investments
TBA Sale Commitments .................................... — (5,859,243) — (5,859,243)
$ 1,860,931 $ 44,486,036 $ — $ 46,346,967
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 812 $ — $ 812
Foreign currency exchange contracts ............................ — 7,427 — 7,427
Interest rate contracts ....................................... 13,800 853 — 14,653
Other contracts ........................................... — 1,551 — 1,551
Liabilities
Foreign currency exchange contracts ............................ — (31,874) — (31,874)
Interest rate contracts ....................................... (77,693) (103,333) — (181,026)
Other contracts ........................................... — (1,699) — (1,699)
$ (63,893) $ (126,263) $ — $ (190,156)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
32
See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
September 30, 2024
33
Statements of Assets and Liabilities
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 45,094,058 $ 50,444,503
Investments, at value — affiliated
(b)
........................................................................... 897,178 1,761,707
Cash .............................................................................................. 13,456 313
Cash pledged:
Futures contracts ..................................................................................... 9,000 152,000
Centrally cleared swaps ................................................................................. — 179,000
Foreign currency, at value
(c)
................................................................................ — 289,271
Receivables: – –
Investment s sold ..................................................................................... 139,466 —
Options written ....................................................................................... — 9,729
TBA sale commitments ................................................................................. — 5,893,588
Dividends — unaffiliated ................................................................................ — 649
Dividends — affiliated .................................................................................. 3,619 5,824
Interest — unaffiliated .................................................................................. 680,416 343,753
From the Manager .................................................................................... 13,656 10,742
Variation margin on futures contracts ........................................................................ — 2,907
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 7,427
Prepaid e xpenses ...................................................................................... 40,142 59,688
Total a ssets ..........................................................................................
46,890,991 59,161,101
LIABILITIES
Options written, at value
(d)
................................................................................. — 111,574
TBA sale commitments, at value
(e)
........................................................................... — 5,859,243
Payables: – –
Investments purchased ................................................................................. 634,828 7,595,292
Swaps   ........................................................................................... — 17
Accounting services fees ................................................................................ 37,243 40,862
Administration fees .................................................................................... 1 2
Capital shares redeemed ................................................................................ — 692
Custodian fees ....................................................................................... 7,596 14,184
Income dividend distributions ............................................................................. 243,095 151,482
Interest expense ..................................................................................... 73 70
Professional fees ..................................................................................... 86,514 85,102
Registration fees ..................................................................................... 1,727 68
Service fees ........................................................................................ 19 27
Transfer agent fees ................................................................................... 171 975
Other accrued expenses ................................................................................ 26,541 52,465
Variation margin on futures contracts ........................................................................ 2,304 32,141
Variation margin on centrally cleared swaps ................................................................... — 7,244
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 31,874
Total li abilities .........................................................................................
1,040,112 13,983,314
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 45,850,879 $ 45,177,787

Statements of Assets and Liabilities
(continued)
September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
34
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 50,236,917 $ 52,196,940
Accumulated loss ...................................................................................... (4,386,038) (7,019,153)
NET ASSETS .........................................................................................
$ 45,850,879 $ 45,177,787
(a)
  Investments, at cost — unaffiliated ................................................................... $ 44,072,975 $ 51,321,988
(b)
  Investments, at cost — affiliated ..................................................................... $ 897,178 $ 1,758,160
(c)
  Foreign currency, at cost ......................................................................... $ — $ 288,847
(d)
  Premiums received ............................................................................. $ — $ 83,167
(e)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 5,893,588

Statements of Assets and Liabilities
(continued)
September 30, 2024
35
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 419,038 $ 2,665,034
Shares outstanding ...................................................................................
46,035 313,206
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10
Investor A
Net assets .........................................................................................
$ 98,161 $ 139,810
Shares outstanding ...................................................................................
10,784 16,430
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 300 million
Par value ......................................................................................... $ 0.001 $ 0.10
Class K
Net assets .........................................................................................
$ 45,333,680 $ 42,372,943
Shares outstanding ...................................................................................
4,980,000 4,980,016
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10

Statements of Operations

Year Ended September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information
36
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 1,154 $ 1,478
Dividends — affiliated .................................................................................. 47,737 72,500
Interest — unaffiliated .................................................................................. 3,087,766 1,956,345
Total investment income ..................................................................................
3,136,657 2,030,323
EXPENSES
Investment advisory ................................................................................... 220,691 164,717
Professional ........................................................................................ 125,499 169,514
Accounting services ................................................................................... 77,313 80,016
Printing and postage .................................................................................. 75,149 85,485
Registration ........................................................................................ 57,198 80,192
Administration ...................................................................................... 18,759 17,950
Custodian .......................................................................................... 13,120 26,036
Administration — class specific ........................................................................... 8,828 8,447
Directors and Officer .................................................................................. 1,617 1,611
Transfer agent — class specific ........................................................................... 369 1,718
Service and distribution — class specific ..................................................................... 246 334
Miscellaneous ....................................................................................... 11,047 32,050
Total expenses excluding interest expense ......................................................................
609,836 668,070
Interest expense ..................................................................................... 146 407
Total e xpenses ........................................................................................
609,982 668,477
Less: – –
Administration fees waived .............................................................................. (18,759) (17,950)
Administration fees waived by the Manager — class specific ........................................................ (8,771) (8,380)
Fees waived and/or reimbursed by the Manager ................................................................ (346,336) (473,572)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (265) (1,063)
Total ex penses after fees waived and/or reimbursed ...............................................................
235,851 167,512
Net investment income ...................................................................................
2,900,806 1,862,811
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,369,733 $ 3,024,050
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (960,176) $ (696,253)
Investments — affiliated .............................................................................. — 3,660
Forward foreign currency exchange contracts ................................................................ — (58,439)
Foreign currency transactions .......................................................................... — 9,370
Futures contracts ................................................................................... (8,645) 236,796
Options written .................................................................................... — 187,982
Swaps   ......................................................................................... — (40,840)
(968,821) (357,724)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 4,332,254 3,411,801
Investments — affiliated .............................................................................. — 3,547
Forward foreign currency exchange contracts ................................................................ — (45,362)
Foreign currency translations ........................................................................... — 839
Futures contracts ................................................................................... 6,300 (9,341)
Options written .................................................................................... — 69,646
Swaps   ......................................................................................... — (49,356)
4,338,554 3,381,774
Net realized and unrealized gain ............................................................................
3,369,733 3,024,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 6,270,539 $ 4,886,861

Statements of Changes in Net Assets
37
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund BlackRock Sustainable Total Return Fund
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,900,806 $ 2,417,720 $ 1,862,811 $ 1,526,865
Net realized loss ................................................ (968,821) (2,434,185) (357,724) (2,947,064)
Net change in unrealized appreciation (depreciation) ........................ 4,338,554 3,804,030 3,381,774 2,026,803
Net increase in net assets resulting from operations ...........................
6,270,539 3,787,565 4,886,861 606,604
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (18,785) (6,726) (47,959) (4,251)
Investor A .................................................... (6,216) (5,049) (4,696) (5,248)
Class K ...................................................... (2,900,235) (2,511,492) (1,561,149) (2,103,823)
Return of capital: – – – –
Institutional ................................................... — — (7,230) —
Investor A .................................................... — — (708) —
Class K ...................................................... — — (235,343) —
Decrease in net assets resulting from distributions to shareholders .................
(2,925,236) (2,523,267) (1,857,085) (2,113,322)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
169,819 148,952 2,351,958 146,033
NET ASSETS
Total increase (decrease) in net assets ................................... 3,515,122 1,413,250 5,381,734 (1,360,685)
Beginning of year ..................................................
42,335,757 40,922,507 39,796,053 41,156,738
End of year ......................................................
$ 45,850,879 $ 42,335,757 $ 45,177,787 $ 39,796,053
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
38
BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .57  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) .......................................
0 .67  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
................................... (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................................. 15.12% 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.40% 1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.57% 0.58% 0.57% 0.58%
(g)
Net investment income ..................................................
6.52% 5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 419  $ 217  $ 83  $ 99
Portfolio turnover rate .................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
39
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................
0 .55  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) ........................................
0 .67  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................................ 1.22  0.74  (1.38) 0.00
Distributions from net investment income
(c)
.................................... (0.56) (0.48) (0.38) (0.06)
Net asset value, end of period .............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................................. 14.82% 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................................
1.85% 1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ................................
0.83% 0.83% 0.82% 0.83%
(g)
Net investment income ...................................................
6.27% 5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 98  $ 101  $ 84  $ 99
Portfolio turnover rate ..................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
40
BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .58  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) .......................................
0 .66  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
................................... (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................................. 15.16% 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.38% 1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.53% 0.53% 0.53% 0.53%
(g)
Net investment income ..................................................
6.57% 5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 45,334  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate .................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
41
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .36  0 .30  0 .16
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.94  0.12  (1.60)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ...................................................................... ( 0 .05 ) —  —
Total distributions ....................................................................... (0.36) (0.42) (0.17)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 12.08% 1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.59% 1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.43% 0.43% 0.40%
(h) (i)
Net investment income ..................................................................
4.35% 3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 2,665  $ 182  $ 82
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
42
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .33  0 .28  0 .13
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.91  0.10  (1.63)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .29 ) ( 0 .40 ) ( 0 .14 )
Return of capital ...................................................................... ( 0 .04 ) —  —
Total distributions ....................................................................... (0.33) (0.40) (0.14)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 11.73% 1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.97% 2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.75% 0.71% 0.70%
(h) (i)
Net investment income ..................................................................
4.06% 3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 140  $ 128  $ 92
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .36  0 .31  0 .16
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.94  0.12  (1.60)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ...................................................................... ( 0 .05 ) —  —
Total distributions ....................................................................... (0.36) (0.42) (0.17)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 12.12% 1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.58% 1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.39% 0.39% 0.36%
(h) (i)
Net investment income ..................................................................
4.41% 3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 42,373  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
44
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
46
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
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47
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
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Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

Notes to Financial Statements
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49
Notes to Financial Statements
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
50
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended September 30, 2024, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Total
Return
First $1 billion ........................................................................................... 0.500% 0.390%
$1 billion - $3 billion ....................................................................................... 0.470 0.370
$3 billion - $5 billion ....................................................................................... 0.450 0.350
$5 billion - $10 billion ...................................................................................... 0.440 0.340
Greater than $10 billion ..................................................................................... 0.430 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 246
Sustainable Total Return ..................................................................................................... 334
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 58 $ 19 $ 8,751 $ 8,828
Sustainable Total Return ...................................................................... 254 26 8,167 8,447

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
52
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
year ended September 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2024, the Manager waived $138 in investment advisory fees with respect to Sustainable Total Return pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the year ended
September 30, 2024, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 48 $ 122 $ 93 $ 263
Sustainable Total Return ...................................................................... 18 72 70 160
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 65 $ 211 $ 93 $ 369
Sustainable Total Return ...................................................................... 1,459 189 70 1,718
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 690
Sustainable Total Return ................................................................................................ 1,010
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 345,646
Sustainable Total Return ...................................................................................................... 472,424
Fund Name
Administration
Fees Waived
Sustainable High Yield Bond ................................................................................................... $ 18,759
Sustainable Total Return ...................................................................................................... 17,950

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
September 30, 2024:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 6 $ 4
Investor A ..................................................................................... 14 168
Class K ...................................................................................... 8,751 93
$ 8,771 $ 265
Sustainable Total Return
Institutional .................................................................................... 195 935
Investor A ..................................................................................... 18 58
Class K ...................................................................................... 8,167 70
$ 8,380 $ 1,063
Expiring September 30,
2025 2026
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 409,708 $ 364,405
Institutional ...................................................................................... 43 10
Investor A ....................................................................................... 41 182
Class K ......................................................................................... 8,681 8,844
Sustainable Total Return
Fund Level ...................................................................................... 523,479 490,374
Institutional ...................................................................................... 14 1,130
Investor A ....................................................................................... 27 76
Class K ......................................................................................... 8,451 8,237
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 419,665
Institutional ............................................................................................................. 246
Investor A .............................................................................................................. 246
Class K ............................................................................................................... 9,456
Sustainable Total Return
Fund Level ............................................................................................................. $ 381,248
Institutional ............................................................................................................. 231
Investor A .............................................................................................................. 187
Class K ............................................................................................................... 9,014

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
54
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
As of September 30, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements and classification of investments.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 28,543,328 $ 28,668,021
Sustainable Total Return ................................................. 339,279,393 345,889,890 25,995,600 21,878,110
Fund Name Purchases Sales
Sustainable Total Return ................................................................................. $ 135,348,094 $ 135,324,291
Fund Name
Year Ended
09/30/24
Year Ended
09/30/23
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,925,236 $ 2,523,267
Sustainable Total Return
Ordinary income ........................................................................................... $ 1,613,804 $ 2,113,322
Return of capital ........................................................................................... 243,281 —
$ 1,857,085 $ 2,113,322
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Sustainable High Yield Bond ............................................... $ 2,446 $ (5,290,940) $ 902,456 $ (4,386,038)
Sustainable Total Return .................................................. — (5,938,365) (1,080,788) (7,019,153)

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,088,780 $ 1,422,168 $ (519,712) $ 902,456
Sustainable Total Return ............................................ 53,097,230 1,037,404 (1,964,381) (926,977)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
56
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
18,995 $ 168,945 15,390 $ 132,950
Shares issued in reinvestment of distributions .....................
1,469 12,995 201 1,720
Shares redeemed ......................................
(207) (1,822) — —
20,257 $ 180,118 15,591 $ 134,670

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
As of September 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
619 $ 5,483 1,631 $ 14,027
Shares issued in reinvestment of distributions .....................
72 633 30 255
Shares redeemed ......................................
(1,857) (16,415) — —
(1,166) $ (10,299) 1,661 $ 14,282
19,091 $ 169,819 17,252 $ 148,952
Sustainable Total Return
Institutional
Shares sold ..........................................
294,694 $ 2,385,337 12,913 $ 103,566
Shares issued in reinvestment of distributions .....................
6,226 51,613 8 60
Shares redeemed ......................................
(10,635) (86,251) — —
290,285 $ 2,350,699 12,921 $ 103,626
Investor A
Shares sold ..........................................
9 $ 72 5,978 $ 50,290
Shares issued in reinvestment of distributions .....................
255 2,085 151 1,251
Shares redeemed ......................................
(37) (286) (1,118) (9,134)
227 $ 1,871 5,011 $ 42,407
Class K
Shares sold ..........................................
121 $ 282 — $ —
Shares issued in reinvestment of distributions .....................
— 2 — —
Shares redeemed ......................................
(105) (896) — —
16 $ (612) — $ —
290,528 $ 2,351,958 17,932 $ 146,033
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
58
To the Shareholders of BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable Total Return Fund, and the Board of Trustees/Directors of BlackRock Funds
V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V and Blackrock Sustainable
Total Return Fund of BlackRock Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of
September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Financial Highlights
BlackRock Sustainable High Yield Bond Fund For each of the three years in the period ended September 30, 2024 and for the period from July 22, 2021 (commencement of operations)
through September 30, 2021
BlackRock Sustainable Total Return Fund For each of the two years in the period ended September 30,
2024 and for the period from October 18, 2021 (commencement of operations) through September 30, 2022

Important Tax Information
(unaudited)
59
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2024
Fund Name
Qualified Dividend
Income
Sustainable High Yield Bond ........................................................................................... $ 30,162
Sustainable Total Return .............................................................................................. 729
Fund Name Federal Obligation Interest
Sustainable High Yield Bond ........................................................................................... $ 6,924
Sustainable Total Return .............................................................................................. 294,692
Fund Name
Dividends-Received
Deduction
Sustainable High Yield Bond ........................................................................................... 0 .54%
Sustainable Total Return .............................................................................................. 0 .05
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,895,851
Sustainable Total Return .............................................................................................. 1,864,575
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,359,758
Sustainable Total Return .............................................................................................. 1,478,761

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information
60
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
61
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Total Return Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
2024
BlackRock Annual Financial Statements and Additional Information
62
The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”), as applicable, of BlackRock Funds V (the “Trust”) and
BlackRock Bond Fund, Inc. (the “Corporation” and together with the Trust, the “Registrants”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”)
to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between (1) the Trust, on behalf of BlackRock Sustainable High Yield
Bond Fund (the “Sustainable High Yield Bond Fund”), and (2) the Corporation, on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total Return Fund”
and together with the Sustainable High Yield Bond Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International
Limited (“BIL”), with respect to each Fund, and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Sustainable Total
Return Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
63
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to each Fund, and BRS, with respect to the Sustainable Total Return Fund, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since inception periods reported, the Sustainable High Yield Bond Fund ranked in the second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the
Sustainable High Yield Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Sustainable High Yield
Bond Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for each of the one-year and since inception periods reported, the Sustainable Total Return Fund ranked in the third quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Sustainable Total Return Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Sustainable Total Return Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
64
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Sustainable High Yield Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Sustainable High Yield Bond Fund’s Expense Peers. The Board also noted that the Sustainable
High Yield Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable High Yield Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the
Sustainable High Yield Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Sustainable High Yield Bond Fund’s total expenses as a percentage of the Sustainable High Yield Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Sustainable Total Return Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Sustainable Total Return Fund’s Expense Peers. The Board also noted that the Sustainable Total
Return Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Total Return Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Sustainable
Total Return Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Sustainable Total Return Fund’s total expenses as a percentage of the Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
65
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Registrants, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the
Manager and BRS, with respect the Sustainable Total Return Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
2024
BlackRock Annual Financial Statements and Additional Information
66
Currency Abbreviation
BRL Brazilian Real
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: November 21, 2024

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 21, 2024